UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard Municipal Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
	Beginning Account Value	Ending Account Value	Expenses Paid During
Municipal Money Market Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,007.75	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.46	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Municipal Money Market Fund

Largest Area Concentrations

As of April 30, 2019

Texas	14.6%
New York	11.8
Illinois	4.5
Florida	4.4
Wisconsin	4.3
Michigan	3.9
Tennessee	3.8
Massachusetts	3.6
Ohio	2.9
Colorado	2.8
Top Ten	56.6%

3

Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.5%)
Alabama (0.1%)
1	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		9,000	9,000
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.300%	5/7/19	LOC	6,000	6,000
						20,000
Alaska (0.3%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	2.410%	5/7/19		20,000	20,000
	Alaska Student Loan Corp. Education Loan Revenue VRDO	2.380%	5/7/19	LOC	1,955	1,955
	Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	2.310%	5/1/19		25,425	25,425
						47,380
Arizona (0.9%)
1	Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	2.330%	5/7/19		21,000	21,000
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	2.400%	5/7/19	LOC	13,132	13,132
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	2.420%	5/7/19	LOC	6,095	6,095
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	2.320%	5/7/19		5,730	5,730
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) VRDO	2.150%	5/7/19		50,200	50,200
1,2	Mesa AZ Utility System Revenue TOB PUT	2.430%	6/13/19		11,910	11,910
1	Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	2.330%	5/7/19	(Prere.)	5,000	5,000
1	Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	2.330%	5/7/19	(Prere.)	7,715	7,715

4

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1,2	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB PUT	2.430%	5/9/19		15,940	15,940
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	2.330%	5/7/19		4,000	4,000
1	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	2.330%	5/7/19		5,650	5,650
1	Tempe AZ Union High School District No. 213 GO TOB VRDO	2.330%	5/7/19		6,840	6,840
1	University of Arizona Revenue TOB VRDO	2.330%	5/7/19		6,715	6,715
						159,927
Arkansas (0.2%)
1	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) TOB PUT	2.340%	5/7/19	LOC	35,625	35,625

California (0.5%)
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	2.310%	5/7/19		7,700	7,700
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	2.310%	5/7/19		5,000	5,000
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	2.320%	5/7/19		250	250
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	2.320%	5/7/19		3,660	3,660
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.740%	9/3/19		10,000	10,000
1	Foothill-De Anza CA Community College District GO TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	2.320%	5/7/19		3,100	3,100
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	2.390%	5/7/19	LOC	20,000	20,000
1	Regents of the University of California Revenue TOB VRDO	2.330%	5/7/19		14,270	14,270
1	Regents of the University of California Revenue TOB VRDO	2.330%	5/7/19		7,600	7,600
1	San Diego CA Community College District GO TOB VRDO	2.350%	5/7/19	(Prere.)	1,165	1,165
1	San Mateo County CA Community College District GO TOB VRDO	2.330%	5/7/19		8,810	8,810
1	West Valley-Mission CA Community College District GO TOB VRDO	2.330%	5/7/19		8,500	8,500
						97,555
Colorado (2.8%)
1	Adams CO 12 Five Star Schools GO TOB VRDO	2.330%	5/7/19	LOC	12,500	12,500
1	Adams County CO COP TOB VRDO	2.350%	5/7/19		6,825	6,825
1	Adams County CO School District GO TOB VRDO	2.330%	5/7/19	LOC	6,410	6,410
1	Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	2.350%	5/7/19		9,750	9,750

5

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
	Colorado Education Loan Program Revenue	5.000%	6/27/19		6,045	6,073
	Colorado General Fund Revenue	4.000%	6/26/19		50,500	50,665
1	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	2.330%	5/7/19		12,690	12,690
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	2.330%	5/7/19		6,750	6,750
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	2.330%	5/7/19		13,635	13,635
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	2.330%	5/7/19		20,295	20,295
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	2.340%	5/7/19		7,175	7,175
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	2.400%	5/7/19		37,735	37,735
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	2.300%	5/7/19		4,310	4,310
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	2.300%	5/7/19		3,085	3,085
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	2.350%	5/7/19		25,000	25,000
1	Colorado Housing & Finance Authority Single Family Mortgage Revenue TOB VRDO	2.330%	5/7/19		7,470	7,470
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	2.300%	5/7/19		6,090	6,090
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	2.400%	5/7/19		4,000	4,000
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	2.450%	5/7/19		18,050	18,050
1	Colorado Springs CO Utility System Revenue TOB VRDO	2.330%	5/7/19		9,810	9,810
1	Denver CO Airport System Revenue TOB VRDO	2.370%	5/7/19	LOC	2,190	2,190
1	Denver CO Airport System Revenue TOB VRDO	2.370%	5/7/19	LOC	1,840	1,840
1	Denver CO City & County Airport Revenue TOB VRDO	2.370%	5/7/19	LOC	23,995	23,995
1	Denver CO City & County Airport System Revenue TOB VRDO	2.370%	5/7/19	LOC	3,250	3,250
1	Denver CO City & County Airport System Revenue TOB VRDO	2.370%	5/7/19	LOC	2,910	2,910
1,2	Denver CO City & County Board of Water Commissioners Water Revenue TOB PUT	2.430%	6/6/19		6,715	6,715
1	Denver CO City & County CP TOB VRDO	2.390%	5/7/19		4,930	4,930
1	Denver CO City & County Dedicated Tax Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
	University of Colorado CP	1.680%	5/2/19		35,000	35,000

6

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1,2	University of Colorado Hospital Authority Revenue TOB PUT	2.430%	6/20/19		11,040	11,040
1	University of Colorado Hospital Authority Revenue TOB VRDO	2.330%	5/7/19		80,705	80,705
	University of Colorado Hospital Authority Revenue VRDO	2.460%	5/7/19		41,270	41,270
						492,163
Connecticut (0.5%)
1	Connecticut GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Connecticut GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	2.330%	5/7/19		8,000	8,000
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	2.380%	5/7/19	LOC	10,960	10,960
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.260%	5/7/19		5,685	5,685
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.330%	5/7/19		10,000	10,000
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.330%	5/7/19		6,875	6,875
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.450%	5/7/19		21,000	21,000
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.450%	5/7/19		21,850	21,850
						94,370
Delaware (0.1%)
	New Castle County DE Student Housing Revenue (University Courtyard Apartments) VRDO	2.390%	5/7/19	LOC	12,910	12,910

District of Columbia (1.1%)
	District of Columbia GO	3.000%	6/1/19		5,035	5,040
1,2	District of Columbia GO TOB PUT	2.430%	5/2/19		8,360	8,360
1,2	District of Columbia GO TOB PUT	2.430%	5/30/19		4,000	4,000
1	District of Columbia GO TOB VRDO	2.330%	5/7/19	LOC	45,200	45,200
1	District of Columbia GO TOB VRDO	2.330%	5/7/19	LOC	7,500	7,500
1	District of Columbia Income Tax Revenue TOB VRDO	2.330%	5/7/19		7,855	7,855
1	District of Columbia Income Tax Revenue TOB VRDO	2.330%	5/7/19		11,250	11,250
	District of Columbia Revenue (Georgetown University) VRDO	2.320%	5/7/19	LOC	1,425	1,425
	District of Columbia Revenue (The Pew Charitable Trust) VRDO	2.370%	5/7/19	LOC	7,550	7,550
1,2	District of Columbia Water & Sewer Authority Public Utility Revenue TOB PUT	2.430%	5/30/19		9,725	9,725
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	2.320%	5/7/19		3,750	3,750

7

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	2.330%	5/7/19		6,650	6,650
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	2.330%	5/7/19		6,190	6,190
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	2.330%	5/7/19		11,870	11,870
	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	2.340%	5/7/19		10,000	10,000
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	2.360%	5/7/19	LOC	51,375	51,375
						197,740
Florida (4.4%)
1	Broward County FL Airport System Revenue TOB VRDO	2.330%	5/7/19	LOC	31,335	31,335
1,2	Clearwater FL Water & Sewer Revenue TOB PUT	2.430%	5/30/19		6,500	6,500
1,2	Florida Board of Education Public Education Capital Outlay GO TOB PUT	2.430%	6/13/19		5,000	5,000
1,2	Florida Board of Education Public Education Capital Outlay GO TOB PUT	2.430%	6/20/19		3,630	3,630
1,2	Florida Board of Education Public Education Capital Outlay GO TOB PUT	2.430%	7/3/19		4,510	4,510
1,2	Florida Department of Transportation GO TOB PUT	2.430%	6/13/19		21,905	21,905
1	Florida Department of Transportation GO TOB VRDO	2.320%	5/7/19		3,815	3,815
1	Florida Development Finance Corp. Healthcare Facilities Revenue (Shands Jacksonville Medical Center Obligated Group) TOB VRDO	2.320%	5/7/19	LOC	20,100	20,100
1	Florida Housing Finance Corp. TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Florida Housing Finance Corp. TOB VRDO	2.330%	5/7/19		7,000	7,000
1	Florida Housing Finance Corp. TOB VRDO	2.330%	5/7/19		5,000	5,000
	Florida Municipal Power Agency Revenue VRDO	2.310%	5/1/19	LOC	10,200	10,200
1,2	Florida Turnpike Authority Revenue TOB PUT	2.430%	5/2/19		10,825	10,825
1,2	Gainesville FL Utilities System Revenue TOB PUT	2.430%	5/9/19		27,005	27,005
1,2	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.550%	10/1/19	LOC	5,000	5,000
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	2.330%	5/7/19		12,000	12,000
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	2.300%	5/7/19	LOC	1,900	1,900
1	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	2.330%	5/7/19		4,000	4,000
1	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	2.360%	5/7/19		3,300	3,300
1,2	Hillsborough FL Solid Waste & Resource Recovery Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	2.500%	9/3/19	LOC	5,000	5,000
	Jacksonville FL Capital Project Revenue VRDO	2.370%	5/7/19	LOC	30,110	30,110
1	Lee Memorial Health System Florida Hospital Revenue TOB VRDO	2.350%	5/7/19	LOC	3,000	3,000

8

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Miami Beach FL Resort Tax Revenue TOB VRDO	2.340%	5/7/19		10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB VRDO	2.350%	5/7/19		3,750	3,750
1	Miami Beach FL Resort Tax Revenue TOB VRDO	2.350%	5/7/19		6,665	6,665
	Miami Dade County FL Seaport A1 CP	1.800%	7/8/19	LOC	51,500	51,500
	Miami Dade County FL Seaport A1 CP	1.840%	7/29/19	LOC	7,000	7,000
1	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	2.340%	5/7/19		7,600	7,600
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	2.330%	5/7/19		10,530	10,530
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	2.330%	5/7/19	LOC	31,190	31,190
1	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	2.340%	5/7/19	LOC	4,000	4,000
	Miami-Dade County FL Seaport Revenue VRDO	2.300%	5/7/19	LOC	61,320	61,320
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	2.350%	5/7/19		6,810	6,810
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	2.350%	5/7/19		7,500	7,500
1	Miami-Dade FL Transit Sales Surtax Revenue TOB VRDO	2.330%	5/7/19		8,250	8,250
	Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	2.300%	5/7/19	LOC	7,080	7,080
1	Orange County FL Sales Tax Revenue TOB VRDO	2.330%	5/7/19		10,230	10,230
1	Orange County FL School Board COP TOB VRDO	2.370%	5/7/19	(Prere.)	19,070	19,070
1	Orange County FL Tourist Development Revenue TOB VRDO	2.330%	5/7/19		16,665	16,665
1	Orlando & Orange County FL Expressway Authority Revenue TOB VRDO	2.330%	5/7/19	LOC	41,680	41,680
	Orlando FL Utility Commission Utility System Revenue VRDO	2.380%	5/7/19		22,400	22,400
	Orlando FL Utility Commission Utility System Revenue VRDO	2.410%	5/7/19		18,145	18,145
	Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	2.400%	5/7/19	LOC	4,300	4,300
1	Palm Beach County FL School Board COP TOB VRDO	2.330%	5/7/19		6,590	6,590
	Palm Beach County FL School District TAN	3.000%	8/30/19		98,250	98,579
	Pinellas County FL School Board Revenue TAN	3.000%	6/28/19		41,250	41,319
1	Reedy Creek FL Improvement District GO TOB VRDO	2.330%	5/7/19	LOC	7,600	7,600
	Sarasota County FL Public Hospital District Revenue VRDO	2.230%	5/7/19	LOC	1,015	1,015
1	Tallahassee FL Memorial HealthCare Inc. TOB VRDO	2.340%	5/7/19	LOC	21,000	21,000
1	Tampa Bay FL Water Utility System Revenue TOB VRDO	2.330%	5/7/19		8,960	8,960

9

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Tampa FL Health System Revenue (BayCare Health System)	2.600%	11/26/19		13,500	13,500
1	Tampa FL Health System Revenue TOB VRDO	2.330%	5/7/19		4,800	4,800
						787,683
Georgia (2.2%)
1	Atlanta GA GO TOB VRDO	2.330%	5/7/19	LOC	10,000	10,000
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	2.330%	5/7/19		27,855	27,855
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	2.330%	5/7/19		6,670	6,670
1	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	2.360%	5/7/19	LOC	12,335	12,335
1	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	2.360%	5/7/19	LOC	27,000	27,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	2.300%	5/7/19	LOC	7,100	7,100
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	2.300%	5/7/19	LOC	25,000	25,000
1	Dalton Whitfield County GA Development Authority Revenue (Hamilton Health Care System) TOB VRDO	2.340%	5/7/19		18,805	18,805
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) VRDO	2.470%	5/7/19		83,605	83,605
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	2.330%	5/7/19		11,990	11,990
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	2.330%	5/7/19		9,600	9,600
1	DeKalb GA Water & Sewerage Revenue TOB VRDO	2.330%	5/7/19	(4)	4,800	4,800
1	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	2.330%	5/7/19	(Prere.)	16,635	16,635
	Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	2.300%	5/7/19	LOC	51,200	51,200
	Georgia GO	4.000%	9/1/19		10,000	10,067
1,2	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB PUT	2.430%	5/16/19		12,010	12,010
	Private Colleges & University Authority of Georgia CP	1.600%	5/9/19		25,500	25,500
1	Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	2.330%	5/7/19		5,635	5,635
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	2.320%	5/7/19		15,115	15,115
1	Georgia Housing & Finance Authority Revenue TOB VRDO	2.330%	5/7/19		5,220	5,220
						386,142

10

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Hawaii (0.4%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/26/19		37,645	37,645
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/26/19		17,445	17,445
1,2	Hawaii GO TOB PUT	2.430%	7/17/19		9,260	9,260
	Hawaii Housing Finance and Development Corp. Multi-Family Housing Revenue VRDO	2.350%	5/7/19	LOC	3,825	3,825
1	Honolulu HI City & County GO TOB VRDO	2.330%	5/7/19	LOC	7,350	7,350
						75,525
Idaho (0.2%)
1	Idaho Building Authority Revenue (State Office Campus Project) TOB VRDO	2.350%	5/7/19		4,310	4,310
3	Idaho Health Facilities Authority Hospital Revenue (Trinity Health Group) PUT	1.700%	5/1/19		7,500	7,500
	Idaho TAN	4.000%	6/28/19		18,950	19,011
						30,821
Illinois (4.5%)
	Channahon IL Revenue (Morris Hospital) VRDO	2.310%	5/7/19	LOC	6,130	6,130
1	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	2.380%	5/7/19		12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	2.370%	5/7/19	LOC	32,955	32,955
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	2.330%	5/7/19	LOC	6,950	6,950
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	2.370%	5/7/19	LOC	4,170	4,170
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	2.380%	5/7/19	(15) LOC	6,790	6,790
	Du Page County IL Revenue (Morton Arboretum) VRDO	2.370%	5/7/19	LOC	26,100	26,100
	Illinois Development Finance Authority Revenue VRDO	2.420%	5/7/19		12,000	12,000
	Illinois Educational Facilities Authority (Pooled Financing Program) CP	1.820%	5/31/19	LOC	18,491	18,491
1	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	2.330%	5/7/19		5,200	5,200
	Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	2.380%	5/7/19		15,990	15,990
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	2.600%	11/26/19		6,500	6,500
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	2.330%	5/7/19		2,250	2,250
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	2.330%	5/7/19		11,760	11,760
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	2.450%	5/7/19		40,480	40,480
1	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago) TOB VRDO	2.330%	5/7/19		10,000	10,000
	Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	2.300%	5/7/19	LOC	24,200	24,200

11

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Evangelical Project) VRDO	2.300%	5/7/19	LOC	7,830	7,830
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	1.600%	5/2/19		38,500	38,500
1	Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	2.330%	5/7/19		9,375	9,375
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	2.330%	5/7/19		33,585	33,585
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	2.330%	5/7/19		9,000	9,000
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	2.330%	5/7/19		8,990	8,990
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	2.300%	5/7/19		32,610	32,610
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	2.300%	5/7/19		17,315	17,315
1	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	2.330%	5/7/19	(Prere.)	10,200	10,200
1	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	2.330%	5/7/19		6,665	6,665
1	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	2.350%	5/7/19	(Prere.)	30,825	30,825
	Illinois Finance Authority Revenue (University of Chicago) VRDO	2.380%	5/7/19		13,205	13,205
	Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	2.350%	5/7/19		14,475	14,475
	Illinois Housing Development Authority Revenue (Lakeshore Plaza) VRDO	2.300%	5/7/19		19,860	19,860
	Illinois Housing Development Authority Revenue (Larkin Village) VRDO	2.320%	5/7/19		10,570	10,570
1	Illinois Housing Development Authority Revenue TOB VRDO	2.330%	5/7/19		6,790	6,790
1	Illinois Toll Highway Authority Revenue TOB VRDO	2.330%	5/7/19	LOC	70,755	70,755
1	Illinois Toll Highway Authority Revenue TOB VRDO	2.350%	5/7/19		3,100	3,100
	Illinois Toll Highway Authority Revenue VRDO	2.380%	5/7/19	LOC	103,185	103,185
	Illinois Toll Highway Authority Revenue VRDO	2.380%	5/7/19	LOC	41,305	41,305
1	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	2.330%	5/7/19		10,210	10,210
1	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	2.400%	5/7/19		30,565	30,565
1	Northwestern Memorial Healthcare Obligated Group Illinois TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Will County IL GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Will County IL GO TOB VRDO	2.330%	5/7/19		10,180	10,180
1	Will County IL GO TOB VRDO	2.330%	5/7/19		20,280	20,280
						813,841
Indiana (1.0%)
	Indiana Bond Bank Revenue	4.000%	1/3/20		13,500	13,693
	Indiana Bond Bank Revenue	4.000%	1/3/20		2,180	2,189

12

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	2.420%	5/7/19	LOC	33,140	33,140
1	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) TOB VRDO	2.340%	5/7/19		2,500	2,500
1	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	2.350%	5/7/19		12,000	12,000
	Indiana Finance Authority Revenue (DePauw University Project) VRDO	2.280%	5/7/19	LOC	5,235	5,235
	Indiana Financial Authority CP	1.760%	5/7/19		74,000	74,000
1	Indianapolis IN LOCal Public Improvement Bond Bank Revenue TOB VRDO	2.500%	5/7/19		13,360	13,360
	Rockport IN Pollution Control Revenue (AEP Generating Company Project) VRDO	2.420%	5/7/19	LOC	14,925	14,925
						171,042
Iowa (0.4%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health) VRDO	2.440%	5/7/19	LOC	14,000	14,000
	Iowa Finance Authority Revenue (Trinity Health) VRDO	2.400%	5/7/19		10,520	10,520
	Iowa Finance Authority Revenue (UnityPoint Health) VRDO	2.120%	5/7/19	LOC	21,000	21,000
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	2.340%	5/7/19		6,000	6,000
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	2.340%	5/7/19		20,000	20,000
						71,520
Kansas (0.6%)
1,2	Johnson County KS Water District Revenue TOB PUT	2.430%	5/9/19		12,430	12,430
1	Kansas Department of Transportation Highway Revenue TOB VRDO	2.330%	5/7/19		8,000	8,000
1	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	2.330%	5/7/19		7,425	7,425
1	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	2.320%	5/7/19		7,105	7,105
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	2.320%	5/7/19		10,100	10,100
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	2.330%	5/7/19	LOC	7,500	7,500
1	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	2.430%	5/7/19		12,400	12,400
	Wyandotte County/Kansas City KS Unified Government GO	1.900%	3/1/20		44,400	44,415
						109,375
Kentucky (0.6%)
1	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	2.320%	5/7/19		6,945	6,945
1	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	2.330%	5/7/19		7,190	7,190

13

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	2.330%	5/7/19	(Prere.)	6,130	6,130
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	4.000%	11/1/19		50,000	50,476
1,2	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB PUT	2.430%	7/11/19		11,165	11,165
	Louisville & Jefferson County KY Metropolitan Sewer District CP 2018 A1	1.670%	7/25/19		18,500	18,500
						100,406
Louisiana (1.2%)
1	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	2.330%	5/7/19		5,415	5,415
1	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	2.330%	5/7/19		8,250	8,250
1	Louisiana GO TOB VRDO	2.330%	5/7/19	LOC	10,000	10,000
1	Louisiana Public Facilities Authority Hospital Revenue (Touro Infirmary Project) TOB VRDO	2.340%	5/7/19	LOC	13,130	13,130
1	New Orleans LA Sewage Service Revenue TOB VRDO	2.330%	5/7/19	LOC	4,000	4,000
	St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	2.320%	5/7/19	LOC	31,200	31,200
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.320%	5/7/19	LOC	34,300	34,300
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.330%	5/7/19	LOC	47,200	47,200
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.330%	5/7/19	LOC	55,440	55,440
						208,935
Maine (0.0%)
1	Maine Housing Authority TOB VRDO	2.330%	5/7/19		7,500	7,500

Maryland (0.9%)
1,2	Baltimore MD Project Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	2.500%	7/1/19	LOC	5,000	5,000
1	Baltimore MD Project Revenue TOB VRDO	2.330%	5/7/19		6,000	6,000
1	Baltimore MD Project Revenue TOB VRDO	2.330%	5/7/19		5,080	5,080
1	BlackRock Maryland Municipal Bond Trust VRDO	2.450%	5/7/19	LOC	3,600	3,600
1	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	2.330%	5/7/19		9,955	9,955
1	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	2.350%	5/7/19		8,085	8,085
1	Maryland Community Development Administration Revenue TOB VRDO	2.330%	5/7/19		3,920	3,920
	Maryland GO	5.000%	11/1/19		16,790	17,042
1	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) TOB VRDO	2.330%	5/7/19		6,665	6,665
1	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) TOB VRDO	2.330%	5/7/19		11,165	11,165

14

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Maryland Health and Higher Educational Facilities Authority Revenue (University of Maryland Medical System) TOB VRDO	2.340%	5/7/19	LOC	7,390	7,390
1,2	Maryland Transportation Authority Facilities Projects Revenue TOB PUT	2.430%	7/25/19		10,000	10,000
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport) VRDO	2.400%	5/7/19	LOC	23,640	23,640
1,2	University of Maryland Auxiliary Facility & Tuition Revenue TOB PUT	2.430%	6/13/19		6,700	6,700
	Washington MD Suburban Sanitary Commission BAN VRDO	2.180%	5/7/19		8,850	8,850
	Washington Suburban Sanitation District Maryland GO VRDO	2.180%	5/7/19		30,100	30,100
						163,192
Massachusetts (3.6%)
1.2	Billerica MA GO TOB PUT	2.430%	5/9/19		4,300	4,300
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	2.600%	11/26/19		8,220	8,220
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	2.780%	1/29/20		1,435	1,435
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	2.320%	5/7/19		4,000	4,000
	Massachusetts GO	4.000%	5/23/19		137,700	137,882
	Massachusetts GO	4.000%	6/20/19		130,000	130,385
1	Massachusetts GO TOB VRDO	2.320%	5/7/19	LOC	15,000	15,000
1	Massachusetts GO TOB VRDO	2.330%	5/7/19	LOC	85,000	85,000
1	Massachusetts GO TOB VRDO	2.330%	5/7/19	(Prere.)	3,750	3,750
1	Massachusetts GO TOB VRDO	2.330%	5/7/19		3,335	3,335
1	Massachusetts GO TOB VRDO	2.330%	5/7/19		15,000	15,000
1	Massachusetts GO TOB VRDO	2.330%	5/7/19		10,000	10,000
1	Massachusetts GO TOB VRDO	2.330%	5/7/19		3,750	3,750
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) CP	1.770%	7/9/19		30,000	30,000
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) CP	1.750%	10/10/19		36,000	36,000
1	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) TOB VRDO	2.330%	5/7/19	(Prere.)	8,900	8,900
	Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	2.370%	5/7/19	LOC	6,800	6,800
1,2	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB PUT	2.430%	5/23/19		3,900	3,900
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	2.320%	5/7/19		4,600	4,600
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	2.330%	5/7/19		4,125	4,125
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	2.330%	5/7/19		8,000	8,000
1	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	2.330%	5/7/19		12,135	12,135

15

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1,2	Massachusetts Special Obligation Dedicated Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	2.480%	7/1/19	(13) LOC	4,000	4,000
1	Massachusetts Water Resources Authority Revenue TOB VRDO	2.330%	5/7/19	(Prere.)	5,000	5,000
	Massachusetts Water Resources Authority Revenue VRDO	2.320%	5/7/19		12,655	12,655
	University of Massachusetts Building Authority Revenue PUT	2.600%	11/26/19		60,585	60,585
1	University of Massachusetts Building Authority Revenue TOB VRDO	2.330%	5/7/19		8,000	8,000
1	University of Massachusetts Building Authority Revenue TOB VRDO	2.330%	5/7/19		7,500	7,500
1	University of Massachusetts Building Authority TOB VRDO	2.320%	5/7/19		3,935	3,935
						638,192
Michigan (3.9%)
1	BlackRock MuniYield Michigan Quality Fund, Inc. VRDP VRDO	2.450%	5/7/19	LOC	175,900	175,900
1	Clarkston MI Community Schools GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Detroit MI Sewage Disposal System Revenue TOB VRDO	2.330%	5/7/19	(13)	18,150	18,150
1	Detroit MI Sewage Disposal System Revenue TOB VRDO	2.330%	5/7/19	(13)	20,095	20,095
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	2.550%	11/26/19		38,255	38,255
1	Michigan Building Authority Revenue TOB VRDO	2.360%	5/7/19		8,500	8,500
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	2.330%	5/7/19	LOC	32,545	32,545
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	2.330%	5/7/19		3,780	3,780
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	2.330%	5/7/19		3,000	3,000
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	2.330%	5/7/19		4,070	4,070
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	2.330%	5/7/19		6,015	6,015
1	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		4,475	4,475
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	2.100%	5/7/19		2,500	2,500
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	2.420%	5/7/19		4,965	4,965
1	Michigan Housing Development Authority Revenue TOB VRDO	2.330%	5/7/19		7,500	7,500
	Michigan Housing Development Authority Revenue VRDO	2.450%	5/7/19		128,470	128,470
	Michigan Housing Development Authority Revenue VRDO	2.500%	5/7/19		65,965	65,965
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	2.450%	5/7/19		42,315	42,315
1	Michigan State Building Authority TOB VRDO	2.450%	5/7/19		6,670	6,670

16

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Michigan State Housing Development Authority TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Michigan State University Revenue TOB VRDO	2.300%	5/1/19	LOC	33,135	33,135
	Michigan Strategic Fund Limited Obligation Revenue (Consumers Energy Company Project) VRDO	2.460%	5/7/19	LOC	12,300	12,300
	Regents of the University of Michigan CP	1.710%	5/22/19		13,000	13,000
	Regents of the University of Michigan CP	1.810%	6/4/19		15,000	15,000
1	Trenton MI Public Schools School District GO TOB VRDO	2.330%	5/7/19	LOC	5,780	5,780
1	University of Michigan TOB VRDO	2.320%	5/7/19		4,000	4,000
1	University of Michigan Revenue TOB VRDO	2.330%	5/7/19		2,700	2,700
1	University of Michigan Revenue TOB VRDO	2.330%	5/7/19		2,893	2,893
	University of Michigan Revenue VRDO	2.300%	5/7/19		17,030	17,030
						691,508
Minnesota (0.3%)
1	Minnesota GO TOB VRDO	2.330%	5/7/19		3,510	3,510
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	2.330%	5/7/19		4,500	4,500
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	2.370%	5/7/19		13,150	13,150
	St. Paul MN Housing & Redevelopment Authority Revenue (Highland Ridge Project) VRDO	2.310%	5/7/19	LOC	5,250	5,250
	University of Minnesota Revenue CP	1.830%	5/1/19		7,711	7,711
	University of Minnesota Revenue CP	1.650%	5/7/19		6,951	6,951
	University of Minnesota Revenue CP	1.840%	6/5/19		13,400	13,400
1	Western Minnesota Municipal Power Agency Revenue TOB VRDO	2.330%	5/7/19		6,665	6,665
						61,137
Mississippi (0.6%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.310%	5/1/19		10,295	10,295
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.380%	5/7/19		23,875	23,875
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.380%	5/7/19		28,800	28,800
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.440%	5/7/19		6,235	6,235
1	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group) TOB VRDO	2.340%	5/7/19	LOC	30,390	30,390
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	2.330%	5/7/19		9,100	9,100
						108,695

17

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Missouri (1.1%)
1	BJC Healthcare Obligated Group Missouri Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
	Curators of the University of Missouri System Facilities Revenue CP	1.820%	6/6/19		15,000	15,000
	Curators of the University of Missouri System Facilities Revenue CP	1.830%	7/2/19		25,000	25,000
1.2	Kansas City MO Water Revenue TOB PUT	2.430%	5/30/19		8,560	8,560
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	2.330%	5/7/19		8,000	8,000
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health) TOB VRDO	2.350%	5/7/19	LOC	7,530	7,530
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	2.330%	5/7/19		4,170	4,170
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	2.330%	5/7/19		13,975	13,975
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	2.420%	5/7/19		10,000	10,000
1	Missouri Health & Educational Facilities Authority Medical Research Facilities (Stowers Institute for Medical Research) TOB VRDO	2.360%	5/7/19	LOC	50,000	50,000
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	2.330%	5/7/19		8,205	8,205
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	2.330%	5/7/19		6,665	6,665
3	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		19,290	19,916
1	St. Louis MO Sewer & Wastevvater Revenue TOB VRDO	2.330%	5/7/19		8,010	8,010
1	St. Louis MO Sewer & Wastevvater Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
						202,531
Multiple States (10.2%)
1	BlackRock MuniYield Quality Fund III, Inc. VRDP VRDO	2.450%	5/7/19	LOC	166,000	166,000
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.320%	5/7/19	LOC	44,485	44,485
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.330%	5/7/19	LOC	42,960	42,960
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.330%	5/7/19	LOC	6,645	6,645

18

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1,4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.340%	5/7/19	LOC	304,580	304,580
1,4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.340%	5/7/19	LOC	231,880	231,880
1,4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.350%	5/7/19	LOC	21,715	21,715
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.350%	5/7/19	LOC	9,530	9,530
4	Federal Home Loan Mortgage Corp.
	Multifamily Housing Revenue TOB VRDO	2.420%	5/7/19	LOC	45,485	45,485
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.380%	5/7/19		50,000	50,000
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.380%	5/7/19	LOC	7,000	7,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.350%	5/7/19	LOC	106,300	106,300
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	2.390%	5/7/19	LOC	35,000	35,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.370%	5/7/19	LOC	117,700	117,700
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.380%	5/7/19	LOC	127,800	127,800
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.380%	5/7/19		172,000	172,000
1	Nuveen Municipal Credit Income Fund VRDP VRDO	2.420%	5/7/19	LOC	117,000	117,000
1	Western Asset Intermediate Municipal Fund Inc. VRDP VRDO	2.450%	5/7/19	LOC	18,200	18,200
1	Western Asset Managed Municipals Fund Inc. VRDP VRDO	2.450%	5/7/19	LOC	144,075	144,075
1	Western Asset Municipal Partners Fund Inc. VRDP VRDO	2.450%	5/7/19	LOC	50,200	50,200
						1,818,555
Nebraska (1.2%)
1,2	Douglas County NE School District No. 1 GO TOB PUT	2.430%	7/3/19		8,920	8,920
	Lincoln NE Electric System Revenue CP	1.780%	5/8/19		32,750	32,750
1	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	2.330%	5/7/19		7,460	7,460
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	2.150%	5/7/19		27,355	27,355
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	2.150%	5/7/19		23,000	23,000
1	Nebraska Public Power Agency Revenue TOB VRDO	2.330%	5/7/19	(13)	27,500	27,500
1	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2) TOB VRDO	2.330%	5/7/19	(13)	76,870	76,870
1	Omaha NE Public Power District Electric Revenue TOB VRDO	2.330%	5/7/19		7,400	7,400
						218,755

19

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Nevada (1.8%)
	Clark County NV Airport Improvement Revenue VRDO	2.150%	5/7/19	LOC	35,815	35,815
	Clark County NV Airport Improvement Revenue VRDO	2.400%	5/7/19	LOC	21,890	21,890
1,2	Clark County NV GO TOB PUT	2.430%	6/20/19		8,635	8,635
1,2	Clark County NV GO TOB PUT	2.430%	7/3/19		6,400	6,400
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport) VRDO	2.400%	5/7/19	LOC	4,195	4,195
1	Clark County NV Water Reclamation District GO TOB VRDO	2.330%	5/7/19	(Prere.)	21,110	21,110
1	Clark NV GO TOB VRDO	2.330%	5/7/19		11,000	11,000
1	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	2.330%	5/7/19		6,840	6,840
1	Las Vegas Valley Water District Nevada GO TOB VRDO	2.330%	5/7/19	LOC	10,000	10,000
	Las Vegas Valley Water District Nevada GO CP	1.880%	5/2/19		50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.820%	5/3/19		50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.820%	6/5/19		22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	1.640%	8/2/19		5,000	5,000
1	Las Vegas Valley Water District Nevada GO TOB VRDO	2.330%	5/7/19		22,475	22,475
1	Las Vegas Valley Water District Nevada GO TOB VRDO	2.330%	5/7/19		16,500	16,500
1	Las Vegas Valley Water District Nevada GO TOB VRDO	2.340%	5/7/19		7,185	7,185
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19		4,000	4,069
1,2	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax) TOB PUT	2.430%	6/6/19		11,800	11,800
						314,914
New Hampshire (0.0%)
1	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	2.330%	5/7/19		8,000	8,000

New Jersey (2.4%)
	Bergen County NJ GO	2.500%	7/15/19		50,000	50,061
	Burlington County NJ Bridge Commission Revenue	3.250%	11/26/19		5,000	5,032
	Burlington County NJ GO	3.000%	5/9/19		50,000	50,012
3	Burlington County NJ GO	2.500%	5/7/20		15,000	15,113
	Cape May NJ GO	3.000%	10/30/19		23,000	23,104
	Fort Lee NJ BAN	4.000%	11/8/19		35,185	35,518
	Freehold NJ BAN	4.000%	11/5/19		2,772	2,798
	Hudson County NJ BAN	4.000%	12/10/19		10,000	10,126
	Linden NJ BAN	3.250%	12/9/19		10,049	10,113
	Livingston NJ BAN	3.500%	10/11/19		7,500	7,545
	Livingston NJ BAN	3.000%	2/4/20		5,300	5,340
	Mahwah Township NJ BAN	2.750%	8/2/19		12,250	12,279
	Mahwah Township NJ BAN	3.000%	10/4/19		3,900	3,916
	Monroe Township NJ BAN	3.000%	6/11/19		18,000	18,025
	Montclair NJ BAN	3.500%	11/1/19		6,000	6,041

20

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	North Bergen NJ Township BAN	2.500%	4/30/20		21,000	21,167
	Paramus NJ BAN	3.000%	10/18/19		5,471	5,491
	Parsippany-Troy Hills NJ BAN	3.250%	11/15/19		19,435	19,557
	Passaic County NJ Improvement Authority Government Loan Revenue (City of Paterson Project)	3.250%	8/27/19		11,605	11,651
	Rutgers State University New Jersey CP	1.940%	5/16/19		4,000	4,000
	Secaucus NJ BAN	2.750%	8/9/19		9,000	9,021
	South Brunswick Township NJ BAN	3.000%	10/2/19		15,313	15,372
	Teaneck NJ BAN	3.000%	8/9/19		9,750	9,780
	Union Township NJ BAN	3.000%	2/3/20		21,900	22,074
	West Caldwell NJ BAN	3.500%	12/13/19		14,800	14,912
	West Milford NJ BAN	3.000%	9/20/19		11,000	11,042
	Woodbridge Township NJ BAN	3.000%	3/20/20		22,000	22,224
						421,314
New Mexico (0.5%)
1	New Mexico Educational Assistance Foundation Revenue TOB VRDO	2.370%	5/7/19	LOC	37,425	37,425
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.300%	5/7/19		56,150	56,150
						93,575
New York (11.8%)
	Bellmore NY Union Free School District BAN	3.000%	6/28/19		2,700	2,704
1	BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	2.420%	5/7/19	LOC	67,700	67,700
	Connetquot NY Central School District of Islip GO	3.000%	6/27/19		15,700	15,727
	East lrondequoit NY Central School District BAN	2.750%	6/28/19		6,500	6,507
	Hampton Bays NY Union Free School District BAN	3.000%	6/19/19		5,500	5,507
	Hampton Bays NY Union Free School District BAN	3.000%	6/20/19		6,200	6,208
	Hauppauge NY Union Free School District TAN	3.000%	6/21/19		12,300	12,319
	Herricks NY Union Free School District TAN	3.000%	6/21/19		2,900	2,904
	Jefferson NY BAN	3.000%	11/1/19		6,500	6,529
	Longwood NY Central School District Suffolk County GO	3.000%	6/21/19		23,000	23,038
	Mechanicville NY School District BAN	3.000%	6/21/19		11,600	11,619
	Middle Country Central NY School District at Centereach GO	3.000%	6/25/19		28,500	28,550
	New Rochelle NY City School District BAN	3.000%	7/12/19		25,000	25,060
	New York City NY GO VRDO	2.300%	5/1/19		19,655	19,655
	New York City NY GO VRDO	2.300%	5/7/19	LOC	46,700	46,700
	New York City NY GO VRDO	2.320%	5/7/19	LOC	12,560	12,560
	New York City NY GO VRDO	2.370%	5/7/19	LOC	21,475	21,475
	New York City NY GO VRDO	2.400%	5/7/19	LOC	18,665	18,665
	New York City NY GO VRDO	2.450%	5/7/19	LOC	13,720	13,720
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	2.130%	5/7/19	LOC	35,200	35,200

21

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	2.320%	5/7/19		4,380	4,380
1	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	2.320%	5/7/19		6,730	6,730
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (1405 Fifth Avenue Apartments) VRDO	2.410%	5/7/19	LOC	8,040	8,040
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (550 East 170th Street Apartments) VRDO	2.410%	5/7/19	LOC	1,415	1,415
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (89 Murray Street Development) VRDO	2.440%	5/7/19	LOC	30,450	30,450
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea Development) VRDO	2.370%	5/7/19	LOC	14,170	14,170
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Markham Gardens Apartments) VRDO	2.440%	5/7/19	LOC	10,200	10,200
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Morris Avenue Apartments) VRDO	2.420%	5/7/19	LOC	14,700	14,700
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	2.400%	5/7/19	LOC	11,450	11,450
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street) VRDO	2.130%	5/7/19	LOC	114,000	114,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	2.130%	5/7/19	LOC	24,200	24,200
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Atlantic Court Apartments) VRDO	2.440%	5/7/19	LOC	30,200	30,200
	New York City NY Housing Development Corp. Revenue	1.625%	1/15/20		7,500	7,500
	New York City NY Housing Development Corp. Revenue VRDO	2.440%	5/7/19	LOC	7,900	7,900
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	2.130%	5/7/19	LOC	30,800	30,800
	New York City NY Housing Finance Agency Revenue (316 Eleventh Avenue) VRDO	2.160%	5/7/19	LOC	44,500	44,500
	New York City NY Housing Finance Agency Revenue (900 Eighth Avenue) VRDO	2.450%	5/7/19	LOC	74,400	74,400
	New York City NY Housing Finance Agency Revenue (West 25th Street) VRDO	2.440%	5/7/19	LOC	29,100	29,100
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.300%	5/1/19	LOC	9,300	9,300
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		14,030	14,030

22

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		5,650	5,650
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		28,000	28,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		16,800	16,800
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		7,800	7,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.300%	5/7/19		48,850	48,850
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.470%	5/7/19		19,000	19,000
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	2.320%	5/7/19		2,510	2,510
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	2.330%	5/7/19		10,535	10,535
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.320%	5/7/19		4,200	4,200
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/7/19		6,000	6,000
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/7/19		1,500	1,500
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/7/19		6,200	6,200
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/7/19		17,020	17,020
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.320%	5/7/19		8,405	8,405
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.320%	5/7/19		6,965	6,965
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.320%	5/7/19		4,600	4,600
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.300%	5/1/19	LOC	22,500	22,500
	New York Housing Finance Authority VRDO (Gurnee Housing Preservation LP)	2.350%	5/7/19	LOC	6,700	6,700
1	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project) TOB VRDO	2.330%	5/7/19		9,000	9,000
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	2.400%	5/7/19	LOC	7,700	7,700

23

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	2.350%	5/7/19		22,200	22,200
	New York Metropolitan Transportation Authority Revenue VRDO	2.370%	5/7/19	LOC	9,620	9,620
1	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities) TOB VRDO	2.320%	5/7/19		5,820	5,820
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	2.330%	5/7/19		1,875	1,875
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	2.330%	5/7/19		6,451	6,451
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	2.330%	5/7/19		25,700	25,700
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	2.330%	5/7/19		5,000	5,000
1	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	2.330%	5/7/19		4,000	4,000
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.320%	5/7/19		16,770	16,770
1	New York State Dormitory Authority TOB VRDO	2.320%	5/7/19		20,245	20,245
1	New York State Dormitory Authority TOB VRDO	2.330%	5/7/19		21,870	21,870
	New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	2.350%	5/7/19	LOC	18,430	18,430
	New York State Housing Finance Agency Housing Revenue (1500 Lexington Avenue) VRDO	2.340%	5/7/19	LOC	3,100	3,100
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	2.130%	5/7/19	LOC	91,900	91,900
	New York State Housing Finance Agency Housing Revenue (316 Eleventh Avenue) VRDO	2.130%	5/7/19	LOC	26,400	26,400
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	2.450%	5/7/19	LOC	42,750	42,750
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	2.200%	5/7/19	LOC	37,000	37,000
	New York State Housing Finance Agency Housing Revenue (East 84th Street) VRDO	2.440%	5/7/19	LOC	43,200	43,200
	New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	2.450%	5/7/19	LOC	31,600	31,600
	New York State Housing Finance Agency Revenue (1500 Lexington Associates LLC) VRDO	2.340%	5/7/19	LOC	5,220	5,220
	New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	2.440%	5/7/19	LOC	15,005	15,005
	New York State Housing Finance Agency Revenue (Helena Housing) VRDO	2.450%	5/7/19	LOC	22,000	22,000

24

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	2.130%	5/7/19		8,300	8,300
	New York State Housing Finance Agency Revenue (Service Contract) VRDO	2.380%	5/7/19	LOC	1,670	1,670
	New York State Housing Finance Agency Revenue (Tower 31) VRDO	2.160%	5/7/19	LOC	20,800	20,800
	New York State Housing Finance Agency Revenue (Union Square South Housing) VRDO	2.440%	5/7/19	LOC	7,000	7,000

	New York State Housing Finance Agency Revenue VRDO	2.450%	5/7/19	LOC	13,700	13,700
	New York State Housing Financing Agency Revenue (Tribeca Park Housing) VRDO	2.200%	5/7/19	LOC	2,300	2,300
	New York State Local Government Assistance Corp. Revenue VRDO	2.130%	5/7/19		53,855	53,855
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	2.380%	5/1/19		7,855	7,855
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	2.420%	5/7/19		35,000	35,000
	New York State Power Authority Revenue CP	1.780%	5/9/19		21,705	21,705
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	2.250%	5/7/19	LOC	28,125	28,125
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	2.250%	5/7/19	LOC	5,120	5,120
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	2.330%	5/7/19		23,750	23,750
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	2.330%	5/7/19		21,035	21,035
1	New York State Urban Development Corp. TOB VRDO	2.320%	5/7/19		13,230	13,230
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.340%	5/7/19	LOC	21,200	21,200
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.360%	5/7/19	LOC	34,200	34,200
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.360%	5/7/19	LOC	8,500	8,500
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.360%	5/7/19	LOC	10,000	10,000
1	Nuveen New York Quality Municipal Fund VRDP VRDO	2.410%	5/7/19	LOC	33,700	33,700
	New York State Housing Finance Agency VRDO	2.440%	5/7/19		4,100	4,100
	Nyack NY Union Free School District BAN	2.750%	6/21/19		9,480	9,493
	Port Authority of New York & New Jersey Revenue CP	1.800%	5/23/19		12,475	12,475
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.310%	5/7/19		2,620	2,620
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.310%	5/7/19		9,750	9,750
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.310%	5/7/19		7,320	7,320
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.350%	5/7/19		5,000	5,000
	Riverhead NY Central School District TAN	3.500%	6/27/19		5,000	5,011

25

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Southampton NY Union Free School District TAN	2.750%	6/26/19		5,000	5,006
1	Triborough Bridge & Tunnel Authority New York TOB VRDO	2.320%	5/7/19		14,000	14,000
1	Utility Debt Securitization Authority New York Revenue TOB VRDO	2.330%	5/7/19		37,500	37,500
	Wappingers NY Central School District BAN	3.250%	8/14/19		12,500	12,541
	Washingtonville NY Central School District BAN	2.750%	6/26/19		10,300	10,316
	West Babylon NY Union Free School District TAN	3.000%	6/21/19		7,500	7,511
	Westbury NY Union Free School District GO	2.500%	4/29/20		9,500	9,576
						2,114,167
North Carolina (1.0%)
1,2	Appalachian State University TOB PUT	2.430%	5/23/19		12,255	12,255
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	2.330%	5/7/19		7,495	7,495
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	2.400%	5/7/19		25,000	25,000
1,2	Mecklenburg County NC GO TOB PUT	2.430%	6/13/19		5,600	5,600
	Mecklenburg NC GO	5.000%	12/1/19		7,980	8,120
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	1.670%	5/20/19		6,262	6,262
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	2.250%	9/18/19		17,602	17,602
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	2.320%	5/7/19		19,640	19,640
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	2.330%	5/7/19		1,901	1,900
1	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	2.330%	5/7/19		2,285	2,285
	North Carolina GO	5.000%	6/1/19		5,000	5,013
1	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	2.330%	5/7/19		1,885	1,885
1	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	2.330%	5/7/19		1,955	1,955
1	North Carolina Housing Finance Agency TOB VRDO	2.330%	5/7/19		7,500	7,500
	North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial Hospital Project) VRDO	2.310%	5/7/19	LOC	13,605	13,605
	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	2.650%	11/26/19		19,810	19,810
1	North Carolina Revenue TOB VRDO	2.330%	5/7/19		6,800	6,800
1	North Carolina Turnpike Authority Revenue TOB VRDO	2.330%	5/7/19		8,455	8,455
1.2	Union County NC Enterprise System Revenue TOB PUT	2.430%	5/30/19		7,840	7,840
						179,022

26

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
North Dakota (0.0%)
1	North Dakota Housing Finance Agency Revenue TOB VRDO	2.330%	5/7/19		7,220	7,220

Ohio (2.9%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Concordia of Ohio) VRDO	2.320%	5/7/19	LOC	5,240	5,240
	Akron OH Income Tax Revenue	3.500%	12/10/19		24,000	24,190
	American Municipal Power Ohio Inc. RAN	3.000%	6/27/19		3,000	3,005
	Avon Lake OH BAN	3.000%	7/10/19		14,500	14,529
1	Cincinnati OH City School District GO TOB VRDO	2.330%	5/7/19		5,000	5,000
1	Cleveland OH Department of Public Utilities Division of Water TOB VRDO	2.330%	5/7/19	LOC	17,150	17,150
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	2.300%	5/7/19		7,900	7,900
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	2.370%	5/7/19		18,000	18,000
	Columbus OH Regional Airport Authority Airport Revenue (FlightSafety International Inc. Project) VRDO	2.470%	5/7/19	(13)	36,135	36,135
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	2.150%	5/7/19	LOC	9,565	9,565
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	2.150%	5/7/19	LOC	9,670	9,670
	Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	2.150%	5/7/19	LOC	6,015	6,015
1	Euclid OH City School District GO TOB VRDO	2.330%	5/7/19	LOC	11,200	11,200
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	2.340%	5/7/19		2,665	2,665
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	2.350%	5/7/19	LOC	2,995	2,995
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	2.270%	5/7/19		19,845	19,845
3	Franklin County OH Revenue (Trinity Health Credit Group) PUT	1.700%	5/1/19		10,095	10,095
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	2.310%	5/7/19		13,505	13,505
1	Hamilton County OH Sewer System Revenue TOB VRDO	2.330%	5/7/19		12,750	12,750
	Independence OH BAN	3.000%	12/4/19		12,300	12,359
	Lake County OH Building Facilities Improvements BAN	3.000%	1/16/20		4,000	4,025
	Lorain County OH BAN	3.000%	2/7/20		4,730	4,768
1	Miami County OH Hospital Facilities Revenue (Kettering Health Network) TOB VRDO	2.330%	5/7/19	LOC	3,000	3,000
1	Miami University of Ohio General Receipts Revenue TOB VRDO	2.330%	5/7/19		3,785	3,785

27

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	2.300%	5/7/19	LOC	17,045	17,045
1	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	2.330%	5/7/19	LOC	19,200	19,200
1	Northeast Ohio Regional Sewer District Revenue (Wastewater Revenue Improvement) TOB VRDO	2.330%	5/7/19		6,800	6,800
1	Northeast Ohio Regional Sewer District Revenue TOB VRDO	2.330%	5/7/19		3,750	3,750
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.850%	5/20/19		37,000	37,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	1.800%	6/19/19		36,650	36,650
1	Ohio Housing Finance Agency Residential Mortgage Revenue TOB VRDO	2.330%	5/7/19		5,625	5,625
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	2.450%	5/7/19		5,350	5,350
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	2.460%	5/7/19		29,170	29,170
	Ohio State University General Receipts Revenue CP	1.750%	5/3/19		15,990	15,990
	Ohio State University General Receipts Revenue CP	1.780%	8/14/19		17,180	17,180
	Ohio State University General Receipts Revenue CP	1.730%	9/12/19		16,630	16,630
1	Ohio State University General Receipts Revenue TOB VRDO	2.360%	5/7/19		5,750	5,750
1	Ohio State University General Receipts Revenue TOB VRDO	2.360%	5/7/19		5,750	5,750
	Ohio State University General Receipts Revenue VRDO	2.250%	5/7/19		3,080	3,080
1,2	Ohio University General Receipts Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	2.500%	6/3/19	LOC	5,000	5,000
	Strongsville OH BAN	3.000%	6/27/19		4,000	4,007
1	Toledo OH Waterworks Revenue TOB VRDO	2.380%	5/7/19		8,000	8,000
	Union Township OH BAN	3.000%	9/5/19		12,843	12,892
						512,260
Oklahoma (0.0%)
1	Oklahoma Turnpike Authority Revenue TOB VRDO	2.330%	5/7/19		7,500	7,500

Oregon (0.8%)
	Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) VRDO	2.150%	5/7/19	LOC	3,640	3,640
1.2	Clackamas County OR School District No. 7J Lake Oswego GO TOB PUT	2.430%	6/27/19		13,100	13,100
1	Multnomah and Clackamas Counties OR School District GO TOB VRDO	2.330%	5/7/19	LOC	4,750	4,750
	Oregon Facilities Authority Revenue (Reed College Projects) VRDO	2.320%	5/7/19		36,345	36,345

28

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	2.380%	5/7/19		1,045	1,045
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	2.350%	5/7/19		39,000	39,000
1	Oregon Housing & Community Services Department Mortgage Revenue TOB VRDO	2.330%	5/7/19		10,000	10,000
	Portland OR TAN	4.000%	6/26/19		15,000	15,047
1,2	Portland OR Water System Revenue TOB PUT	2.430%	6/6/19		9,500	9,500
	Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	2.150%	5/7/19	LOC	6,280	6,280
1	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
						143,707
Pennsylvania (1.3%)
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.300%	5/1/19	LOC	81,960	81,960
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.330%	5/7/19	LOC	15,535	15,535
	Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	2.370%	5/7/19	LOC	6,400	6,400
1	Pennsylvania Higher Educational Facilities Authority Revenue (Presbyterian Medical Center) TOB VRDO	2.330%	5/7/19	(Prere.)	7,200	7,200
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	2.330%	5/7/19		1,250	1,250
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	2.300%	5/7/19		9,670	9,670
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	2.300%	5/7/19		595	595
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	2.300%	5/7/19		4,575	4,575
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.340%	5/1/19	(4)LOC	6,290	6,290
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	2.330%	5/7/19	LOC	60,000	60,000
	Philadelphia PA Airport Revenue VRDO	2.330%	5/7/19	LOC	21,700	21,700
	Philadelphia PA Water & Waste Water Revenue VRDO	2.250%	5/7/19	LOC	22,970	22,970
						238,145
Rhode Island (0.1%)
	Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue (Rhode Island School of Design) VRDO	2.150%	5/7/19	LOC	20,325	20,325

South Carolina (1.9%)
1,2	Berkeley County SC School District GO TOB PUT	2.430%	5/16/19		4,845	4,845
	Charleston County SC School District BAN	5.000%	5/15/19		60,035	60,110

29

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	2.330%	5/7/19	(Prere.)	7,500	7,500
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	2.330%	5/7/19		11,000	11,000
1,2	Columbia SC Waterworks & Sewer System Revenue TOB PUT	2.430%	7/11/19		14,900	14,900
1,2	Lancaster County SC School District TOB PUT	2.430%	6/6/19		5,510	5,510
1,2	Lexington County SC School District No.1 GO TOB PUT	2.430%	5/2/19		6,000	6,000
1	McLeod Health Obligated Group TOB VRDO	2.330%	5/7/19		7,795	7,795
3	South Carolina Association of Governmental Organizations COP	2.000%	3/2/20		65,341	65,515

	South Carolina Educational Facilities Authority Revenue (Columbia College) VRDO	2.430%	5/7/19	LOC	2,800	2,800
	South Carolina GO	5.000%	6/1/19		5,000	5,013
1	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB PUT	2.340%	5/7/19	LOC	30,750	30,750
1	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health) TOB VRDO	2.340%	5/7/19	LOC	6,955	6,955
	South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School) VRDO	2.300%	5/7/19	LOC	1,500	1,500
	Spartanburg SC School District BAN	5.000%	11/15/19		114,730	116,556
						346,749
South Dakota (0.0%)
1	South Dakota Housing Development Authority Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000

Tennessee (3.8%)
	Blount County & Alcoa & Maryville TN Industrial Development Board Revenue (Local Government Public Improvement) VRDO	2.330%	5/7/19	LOC	7,090	7,090
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	2.330%	5/7/19		18,485	18,485
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	2.330%	5/7/19		35,425	35,425
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	2.330%	5/7/19	LOC	8,660	8,660
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health) VRDO	2.150%	5/7/19	LOC	79,050	79,050
	Memphis TN CP	1.780%	6/6/19		6,250	6,250
1	Memphis TN GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Memphis TN GO TOB VRDO	2.330%	5/7/19		8,075	8,075
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.800%	5/16/19		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.770%	8/5/19		8,400	8,400

30

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO CP	1.770%	8/5/19		7,700	7,700
	Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	1.750%	12/16/19		25,000	25,000
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	2.320%	5/7/19		7,500	7,500
1	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University) TOB VRDO	2.330%	5/7/19		8,250	8,250
1	Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		6,250	6,250
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	2.330%	5/7/19	LOC	11,100	11,100
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	2.330%	5/7/19		37,700	37,700
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	2.430%	5/7/19	LOC	27,350	27,350
	Shelby County TN GO VRDO	2.320%	5/7/19		106,300	106,300
1	Sullivan County TN Health Educational & Housing Facilities Board Hospital Revenue (Wellmont Health System Project) TOB VRDO	2.340%	5/7/19	LOC	72,840	72,840
	Tennessee GO CP	1.900%	5/6/19		39,063	39,063
	Tennessee GO CP	1.770%	5/7/19		15,000	15,000
	Tennessee GO CP	1.830%	7/11/19		36,096	36,096
	Tennessee GO CP	1.900%	8/5/19		31,974	31,974
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	2.330%	5/7/19		7,420	7,420
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	2.330%	5/7/19		7,455	7,455
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	2.330%	5/7/19		7,455	7,455
1	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	2.330%	5/7/19		11,210	11,210
1	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) TOB VRDO	2.340%	5/7/19		19,040	19,040
						686,138
Texas (14.6%)
1	Alamo TX Regional Mobility Authority Revenue TOB VRDO	2.360%	5/7/19		7,500	7,500
1	Aldine TX Independent School District GO TOB VRDO	2.320%	5/7/19		8,205	8,205
	Austin TX Airport System Revenue VRDO	2.420%	5/7/19	LOC	10,000	10,000

31

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Austin TX Combined Utility System Revenue CP	2.250%	5/2/19		17,040	17,040
1,2	Austin TX Electric Utility System Revenue TOB PUT	2.430%	5/16/19		7,245	7,245
1	Austin TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	15,225	15,225
1	Bexar County TX GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Bexar TX Hospital District GO TOB VRDO	2.340%	5/7/19		11,480	11,480
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.810%	7/1/19		48,500	48,500
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.810%	7/2/19		13,890	13,890
1	Corsicana TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	9,410	9,410
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	2.330%	5/7/19		5,500	5,500
1	Dallas TX GO TOB VRDO	2.330%	5/7/19	LOC	4,780	4,780
1	Denton TX GO TOB VRDO	2.330%	5/7/19	LOC	8,980	8,980
1	Denton TX Independent School District TOB VRDO	2.330%	5/7/19		3,750	3,750
	Denton TX Independent School District GO VRDO	2.300%	5/7/19		27,880	27,880
1	Duncanville TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	9,500	9,500
1	El Paso TX GO TOB VRDO	2.330%	5/7/19	LOC	7,000	7,000
1	El Paso TX GO TOB VRDO	2.330%	5/7/19	LOC	4,750	4,750
	Fort Bend TX Independent School District GO CP	1.620%	5/24/19		5,000	5,000
	Fort Bend TX Independent School District GO CP	1.750%	5/24/19		2,500	2,500
	Fort Bend TX Independent School District GO CP	1.850%	5/24/19		7,500	7,500
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	2.330%	5/7/19		17,820	17,820
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	2.330%	5/7/19		23,145	23,145
1	Grand Parkway Transportation Corp. Texas TOB VRDO	2.330%	5/7/19		8,625	8,625
1	Grand Parkway Transportation Corp. Texas TOB VRDO	2.340%	5/7/19		19,765	19,765
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Memorial Hermann Health System) VRDO	2.130%	5/7/19		56,980	56,980
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.550%	5/2/19		6,800	6,800
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.830%	7/2/19		45,000	45,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.830%	7/2/19		20,105	20,105

32

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) TOB VRDO	2.400%	5/7/19		4,800	4,800
	Harris County TX GO CP	1.780%	6/6/19		12,110	12,110
1	Harris County TX GO TOB VRDO	2.330%	5/7/19	LOC	10,000	10,000
1	Harris County TX GO TOB VRDO	2.330%	5/7/19		8,070	8,070
1	Harris County TX GO TOB VRDO	2.330%	5/7/19		8,160	8,160
	Harris County TX Hospital District Revenue VRDO	2.340%	5/7/19	LOC	36,890	36,890
1	Harris County TX Revenue TOB VRDO	2.330%	5/7/19		7,500	7,500
1,2	Hays TX Consolidated Independent School District GO TOB PUT	2.430%	7/11/19		4,670	4,670
1	Houston TX Community College System TOB VRDO	2.330%	5/7/19		5,625	5,625
1	Houston TX Community College System TOB VRDO	2.330%	5/7/19		5,560	5,560
	Houston TX Combined Utility System CP	1.810%	5/14/19		20,000	20,000
	Houston TX Combined Utility System CP	1.850%	5/23/19		20,000	20,000
	Houston TX Combined Utility System CP	1.850%	7/12/19		4,750	4,750
	Houston TX Combined Utility System CP	1.640%	8/5/19	LOC	20,000	20,000
	Houston TX GO CP	1.900%	8/22/19	LOC	5,000	5,000
1	Houston TX GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	1.830%	7/2/19		7,000	7,000
1	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	2.330%	5/7/19		6,665	6,665
	Houston TX TRAN	5.000%	6/28/19		7,000	7,033
1	Houston TX Utility System Revenue TOB VRDO	2.330%	5/7/19		12,240	12,240
	Houston TX Utility System Revenue VRDO	2.320%	5/7/19		95,000	95,000
	Houston TX Utility System Revenue VRDO	2.320%	5/7/19	LOC	9,600	9,600
	Houston TX Utility System Revenue VRDO	2.330%	5/7/19	LOC	14,825	14,825
	Houston TX Utility System Revenue VRDO	2.330%	5/7/19	LOC	23,300	23,300
1	Humble TX Independent School District GO TOB VRDO	2.330%	5/7/19		8,000	8,000
	Jefferson TX Port of Port Arthur Navigation District Revenue (Emerald Renewable Diesel LLC) PUT	2.400%	5/31/19		75,000	75,000
1,2	Judson TX Independent School District GO TOB PUT	2.430%	5/23/19		10,560	10,560
1	Lamar TX Consolidated Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Lone Star TX College System GO TOB VRDO	2.330%	5/7/19	LOC	19,065	19,065
1	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	2.330%	5/7/19	LOC	1,200	1,200
	Lower Colorado River Authority Texas Transmission Services 2012	2.020%	6/4/19		7,800	7,800
	Mesquite TX Independent School District School Building VRDO	2.350%	5/7/19		13,675	13,675
1	Montgomery TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000

33

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas) TOB VRDO	2.330%	5/7/19		3,985	3,985
	Northwest TX Independent School District Texas GO VRDO	2.340%	5/7/19		12,870	12,870
1	Princeton TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	5,600	5,600
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	2.350%	5/7/19		35,600	35,600
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	2.460%	5/7/19	LOC	50,000	50,000
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	2.460%	5/7/19	LOC	50,000	50,000
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	2.320%	5/7/19		7,500	7,500
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	2.330%	5/7/19		10,000	10,000
	San Antonio TX Electric & Gas CP	1.850%	5/2/19		18,000	18,000
	San Antonio TX Electric & Gas CP	1.820%	6/3/19		12,500	12,500
	San Antonio TX Water Revenue CP	1.590%	5/1/19		60,995	60,995
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) TOB VRDO	2.350%	5/7/19		5,555	5,555
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	2.330%	5/7/19		14,105	14,105
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	2.100%	5/7/19	LOC	41,030	41,030
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	2.400%	5/7/19	LOC	4,100	4,100
1	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	2.330%	5/7/19		5,000	5,000
1	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	2.330%	5/7/19		6,250	6,250
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	2.140%	5/7/19		11,220	11,220
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	2.330%	5/7/19		38,090	38,090
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	2.400%	5/7/19		2,635	2,635
1	Tarrant TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Obligated Group) TOB VRDO	2.330%	5/7/19		6,460	6,460
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	2.330%	5/7/19		3,985	3,985

34

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Texas Department of Housing & Community Affairs Revenue TOB VRDO	2.330%	5/7/19		6,000	6,000
	Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	2.150%	5/7/19		8,410	8,410
1	Texas GO TOB VRDO	2.330%	5/7/19		4,460	4,460
	Texas GO VRDO	2.150%	5/7/19		25,000	25,000
	Texas GO VRDO	2.300%	5/7/19		75,240	75,240
1	Texas GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
	Texas GO VRDO	2.350%	5/7/19		9,750	9,750
	Texas GO VRDO	2.350%	5/7/19		27,620	27,620
	Texas GO VRDO	2.380%	5/7/19		54,955	54,955
	Texas GO VRDO	2.430%	5/7/19		40,760	40,760
	Texas Revenue	4.000%	8/29/19		470,050	473,220
	Texas State University System Financing System Revenue (Extendible) CP	1.880%	12/6/19		94,915	94,915
	Texas State University System Financing System Revenue (Extendible) CP	1.610%	12/23/19		3,150	3,150
	Texas Tech University CP	1.800%	5/2/19		6,176	6,176
1	Texas Water Development Board Revenue TOB VRDO	2.330%	5/7/19		14,000	14,000
1	Texas Water Development Board Revenue TOB VRDO	2.330%	5/7/19		9,500	9,500
1	Texas Water Development Board Revenue TOB VRDO	2.330%	5/7/19		5,900	5,900
1	Texas Water Development Board Revenue TOB VRDO	2.330%	5/7/19		3,300	3,300
1	Texas Water Development Board Revenue TOB VRDO	2.330%	5/7/19		3,750	3,750
1	Texas Water Development Board TOB VRDO	2.330%	5/7/19		3,750	3,750
	Texas Water Development Board TOB VRDO	2.340%	5/7/19		6,640	6,640
	University of North Texas Revenue Financing System (Extendible) CP	1.850%	11/11/19		5,600	5,600
	University of Texas System Permanent University Fund CP	1.700%	5/16/19		25,000	25,000
	University of Texas System Permanent University Fund CP	1.700%	5/23/19		12,500	12,500
	University of Texas System Permanent University Fund CP	1.850%	6/5/19		25,000	25,000
	University of Texas System Permanent University Fund CP	1.810%	6/6/19		13,000	13,000
	University of Texas System Permanent University Fund CP	1.600%	8/6/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		10,050	10,141
	University of Texas System Revenue Financing System Revenue CP	1.830%	5/6/19		20,000	20,000
	University of Texas System Revenue Financing System Revenue CP	1.720%	5/15/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	2.140%	5/15/19		12,500	12,500
	University of Texas System Revenue Financing System Revenue CP	1.700%	5/17/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	2.140%	5/20/19		8,330	8,330

35

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	University of Texas System Revenue Financing System Revenue CP	1.820%	5/24/19		20,500	20,500
	University of Texas System Revenue Financing System Revenue CP	1.860%	6/3/19		20,000	20,000
	University of Texas System Revenue Financing System Revenue CP	2.140%	6/10/19		6,250	6,250
	University of Texas System Revenue Financing System Revenue CP	2.140%	6/12/19		6,250	6,250
	University of Texas System Revenue Financing System Revenue CP	1.810%	7/1/19		23,500	23,500
	University of Texas System Revenue Financing System Revenue CP	1.600%	7/2/19		15,300	15,300
	University of Texas System Revenue Financing System Revenue CP	1.640%	8/2/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.800%	8/5/19		20,000	20,000
	University of Texas System Revenue Financing System Revenue CP	1.600%	8/6/19		12,500	12,500
	University of Texas System Revenue Financing System Revenue CP	1.620%	8/6/19		25,000	25,000
	University of Texas System Revenue Financing System Revenue VRDO	2.280%	5/7/19		3,000	3,000
1	Whitehouse TX Independent School District GO TOB VRDO	2.330%	5/7/19	LOC	4,750	4,750
						2,614,070
Utah (0.3%)
	Murray City UT Hospital Revenue (IHC Health Services Inc. Obligated Group) VRDO	2.270%	5/7/19		12,885	12,885
1	University of Utah Revenue TOB VRDO	2.370%	5/7/19	(Prere.)	9,330	9,330
	Utah County UT Hospital Revenue (IHC Health Services) VRDO	2.150%	5/7/19		23,240	23,240
	Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	2.340%	5/7/19		2,430	2,430
1	Utah Transit Authority Sales Tax Revenue TOB VRDO	2.330%	5/7/19		6,670	6,670
						54,555
Virginia (1.1%)
	Albemarle County VA Economic Development Hospital Revenue (Sentara Martha Jefferson Hospital) VRDO	2.470%	5/7/19		39,410	39,410
1,2	Alexandria VA GO TOB PUT	2.430%	7/11/19		4,800	4,800
	Fairfax County VA GO	4.000%	10/1/19		5,345	5,390
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	2.320%	5/7/19		34,295	34,295
1,2	Hampton Roads VA Sanitation & Wastewater District Revenue TOB PUT	2.430%	5/2/19		11,000	11,000
1	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	2.330%	5/7/19		11,250	11,250
1	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	2.330%	5/7/19		7,830	7,830

36

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
	Loudoun County VA Industrial Development Authority Revenue (Howard Hughes Medical Institute) VRDO	2.410%	5/7/19		7,400	7,400
1,2	Portsmouth VA GO TOB PUT	2.430%	5/23/19		11,560	11,560
	Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth Loan Program) VRDO	2.490%	5/7/19	LOC	1,805	1,805
1,2	Suffolk VA GO TOB PUT	2.430%	7/25/19		4,610	4,610
1,2	University of Virginia Revenue TOB PUT	2.430%	5/30/19		5,300	5,300
1	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs) TOB VRDO	2.330%	5/7/19		4,025	4,025
1	Virginia Commonwealth Transportation Board Revenue TOB VRDO	2.320%	5/7/19		5,000	5,000
1	Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	2.320%	5/7/19		5,000	5,000
	Virginia Public Building Authority Public Facilities Revenue VRDO	2.300%	5/7/19		29,900	29,900
						188,575
Washington (2.1%)
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	2.330%	5/7/19		2,885	2,885
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	2.330%	5/7/19		2,665	2,665
1	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	2.330%	5/7/19		3,000	3,000
1	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	2.330%	5/7/19		3,000	3,000
1	King County WA Public Hospital District No 2. GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	King County WA School District No. 401 GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1,2	King County WA School District No. 414 GO TOB PUT	2.430%	7/25/19		8,800	8,800
1	King County WA Sewer Revenue TOB VRDO	2.330%	5/7/19		2,100	2,100
1	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	2.330%	5/7/19	LOC	5,000	5,000
1	Northwest Energy Washington Electric Revenue (Columbia Generating Station) TOB VRDO	2.330%	5/7/19		8,250	8,250
1	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	2.330%	5/7/19		2,650	2,650
	Port of Seattle WA Revenue VRDO	2.500%	5/7/19	LOC	21,940	21,940
1	Port of Tacoma WA TOB VRDO	2.380%	5/7/19		6,000	6,000
1,2	Seattle WA GO TOB PUT	2.430%	7/11/19		4,455	4,455
1,2	Seattle WA Municipal Light & Power Revenue TOB PUT	2.430%	6/27/19		10,220	10,220
1,2	Seattle WA Water System Revenue TOB PUT	2.430%	7/25/19		11,775	11,775
1	Spokane County WA School District GO TOB VRDO	2.330%	5/7/19	LOC	5,700	5,700

37

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
1	Spokane County WA School District No. 354 Mead GO TOB VRDO	2.330%	5/7/19	LOC	5,265	5,265
1	Spokane County WA School District No. 354 Mead GO TOB VRDO	2.330%	5/7/19	LOC	5,545	5,545
1	TES Properties Washington Lease Revenue TOB VRDO	2.380%	5/7/19	(Prere.)	10,125	10,125
	Washington GO	5.000%	7/1/19		6,770	6,806
1	Washington GO TOB VRDO	2.330%	5/7/19		5,100	5,100
1	Washington GO TOB VRDO	2.330%	5/7/19		2,250	2,250
1	Washington GO TOB VRDO	2.330%	5/7/19		4,700	4,700
1	Washington GO TOB VRDO	2.330%	5/7/19	LOC	4,750	4,750
1	Washington Health Care Facilities Authority Revenue (Children’s Hospital & Regional Medical Center) TOB VRDO	2.330%	5/7/19		21,280	21,280
1	Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	2.330%	5/7/19		1,875	1,875
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	2.410%	5/7/19		21,610	21,610
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	2.410%	5/7/19		73,625	73,625
1	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	2.330%	5/7/19		3,275	3,275
	Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	2.370%	5/7/19	LOC	10,945,000	10,945
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	2.390%	5/7/19		21,100	21,100
	Washington Housing Finance Commission Multi-Family Housing Revenue (Merrill Gardens at Kirkland Project) VRDO	2.450%	5/7/19	LOC	24,600	24,600
	Washington Housing Finance Commission Multi-Family Housing Revenue (Reserve at SeaTac Apartments Project) VRDO	2.450%	5/7/19	LOC	33,000	33,000
	Washington Housing Finance Commission Multi-Family Housing Revenue (Vintage at Silverdale Senior Living Project) VRDO	2.450%	5/7/19	LOC	14,880	14,880
						379,171
West Virginia (1.0%)
	Cabell WV University Facilities Revenue VRDO	2.490%	5/7/19	LOC	64,855	64,855
1	Morgantown WV Combined Utility System Revenue TOB VRDO	2.340%	5/7/19	LOC	1,475	1,475
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	2.320%	5/7/19	LOC	7,400	7,400
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	2.410%	5/7/19	LOC	105,815	105,815
						179,545

38

Municipal Money Market Fund

		Coupon	Maturity Date		Face Amount ($000)	Market Value• ($000)
Wisconsin (4.3%)
	Burlington WI Area School District BAN	3.000%	8/6/19		3,500	3,501
	Madison WI Metropolitan School District TRAN	3.000%	9/6/19		69,000	69,253
1,2	Milwaukee WI Metropolitan Sewer District GO TOB PUT	2.430%	6/13/19		5,385	5,385
	Milwaukee WI RAN	4.000%	5/16/19		100,000	100,088
	Milwaukee WI Revenue	4.000%	9/30/19		160,000	161,334
	Pewaukee WI School District BAN	3.000%	8/1/19		4,300	4,300
1,2	Verona WI Area School District GO TOB PUT	2.430%	5/2/19		17,775	17,775
1	Wisconsin Annual Appropriation Revenue TOB VRDO	2.330%	5/1/19	(Prere.)	11,085	11,085
	Wisconsin GO (Extendible) CP	1.840%	11/30/19		43,523	43,523
	Wisconsin GO (Extendible) CP	1.780%	12/6/19		57,494	57,494
	Wisconsin GO (Extendible) CP	1.840%	12/6/19		45,910	45,910
	Wisconsin GO (Extendible) CP	1.780%	12/7/19		34,159	34,159
	Wisconsin GO (Extendible) CP	1.830%	12/10/19		42,574	42,574
	Wisconsin GO CP	1.750%	6/4/19		14,705	14,705
	Wisconsin GO CP	1.750%	6/4/19		25,000	25,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		1,500	1,500
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		12,000	12,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	2.330%	5/7/19		2,000	2,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	2.330%	5/7/19		5,000	5,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	2.330%	5/7/19		11,615	11,615
1	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	2.330%	5/7/19		3,320	3,320
	Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical Foundation) VRDO	2.470%	5/7/19	LOC	2,000	2,000
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	2.330%	5/7/19		26,000	26,000
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	2.330%	5/7/19		20,200	20,200
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	2.400%	5/7/19		18,325	18,325

39

Municipal Money Market Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	2.330%	5/7/19	23,615	23,615
1	Wisconsin Housing & Economic Development Authority TOB VRDO	2.330%	5/7/19	5,000	5,000
					776,661
Total Tax-Exempt Municipal Bonds (Cost $17,113,638)					17,113,638

			Shares
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
5	Vanguard Municipal Cash Management Fund (Cost $649,212)	2.259%	6,492,118	649,277
Total Investments (99.1%) (Cost $17,762,850)				17,762,915

Amount
($000)
Other Assets and Liabilities (0.9%)
Other Assets	333,522
Liabilities	(176,961)
156,561
Net Assets (100%)
Applicable to 17,917,255,531 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,919,476
Net Asset Value Per Share	$1.00

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	17,113,638
Affiliated Issuers	649,277
Total Investments in Securities	17,762,915
Investment in Vanguard	909
Receivables for Investment Securities Sold	30,925
Receivables for Accrued Income	95,077
Receivables for Capital Shares Issued	81,946
Other Assets	124,665
Total Assets	18,096,437
Liabilities
Payables for Investment Securities Purchased	119,112
Payables for Capital Shares Redeemed	54,196
Payables for Distributions	2,257
Payables to Vanguard	1,396
Total Liabilities	176,961
Net Assets	17,919,476

40

Municipal Money Market Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	17,919,248
Total Distributable Earnings (Loss)	228
Net Assets	17,919,476

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $6,573,929,000, representing 36.7% of net assets.

2

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
4

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

42

Municipal Money Market Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Interest[1]	152,837
Total Income	152,837
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,659
Management and Administrative	9,269
Marketing and Distribution	1,459
Custodian Fees	37
Shareholders’ Reports	26
Trustees’ Fees and Expenses	4
Total Expenses	13,454
Expenses Paid Indirectly	(30)
Net Expenses	13,424
Net Investment Income	139,413
Realized Net Gain (Loss) on Investment Securities Sold[1]	112
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	66
Net Increase (Decrease) in Net Assets Resulting from Operations	139,591

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,405,000, $7,000, and $66,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,413	212,880
Realized Net Gain (Loss)	112	(2)
Change in Unrealized Appreciation (Depreciation)	66	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,591	212,876
Distributions
Net Investment Income	(139,350)	(212,911)
Realized Capital Gain	—	—
Total Distributions	(139,350)	(212,911)
Capital Share Transactions (at $1.00 per share)
Issued	6,325,695	12,478,236
Issued in Lieu of Cash Distributions	126,058	194,145
Redeemed	(6,195,314)	(12,369,854)
Net Increase (Decrease) from Capital Share Transactions	256,439	302,527
Total Increase (Decrease)	256,680	302,492
Net Assets
Beginning of Period	17,662,796	17,360,304
End of Period	17,919,476	17,662,796

See accompanying Notes, which are an integral part of the Financial Statements.

44

Municipal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.008	1.012	1.007	1.0025	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.008	.012	.007	.0025	.0001	.0001
Distributions
Dividends from Net Investment Income	(.008)	(.012)	(.007)	(.0025)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.012)	(.007)	(.0025)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.78%	1.21%	0.66%	0.25%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,919	$17,663	$17,360	$16,124	$17,222	$17,393
Ratio of Total Expenses to Average Net Assets[3]	0.15%	0.15%	0.15%	0.12%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.20%	0.66%	0.24%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2016, 0.15% for 2015, and 0.16% for 2014. For the six months ended April 30, 2019, and the years ended October 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015-2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

46

Municipal Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $909,000, representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $30,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	17,762,850
Gross Unrealized Appreciation	105
Gross Unrealized Depreciation	(40)
Net Unrealized Appreciation (Depreciation)	65

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $2,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

47

Municipal Money Market Fund

F.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2019, such purchases and sales were $322,435,000 and $1,158,255,000, respectively.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

48

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

49

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

50

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q452 062019

Semiannual Report | April 30, 2019 Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Tax-Exempt Fund	3
Limited-Term Tax-Exempt Fund	51
Intermediate-Term Tax-Exempt Fund	145
Long-Term Tax-Exempt Fund	285
High-Yield Tax-Exempt Fund	326
Trustees Approve Advisory Arrangements	375

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2018	4/30/2019	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,014.66	$0.85
AdmiralTM Shares	1,000.00	1,015.06	0.45
Limited-Term
Investor Shares	$1,000.00	$1,028.41	$0.85
Admiral Shares	1,000.00	1,028.82	0.45
Intermediate-Term
Investor Shares	$1,000.00	$1,052.47	$0.87
Admiral Shares	1,000.00	1,052.89	0.46
Long-Term
Investor Shares	$1,000.00	$1,063.07	$0.87
Admiral Shares	1,000.00	1,063.48	0.46
High-Yield
Investor Shares	$1,000.00	$1,062.89	$0.87
Admiral Shares	1,000.00	1,063.31	0.46
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Limited-Term
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Intermediate-Term
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
Long-Term
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45
High-Yield
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.35	0.45

1   The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Tax-Exempt Fund

Largest Area Concentrations

As of April 30, 2019

New York	17.5%
Texas	14.2
Illinois	7.2
California	5.6
Pennsylvania	5.5
Georgia	3.3
New Jersey	3.2
Maryland	3.2
Florida	2.8
Ohio	2.5
Top Ten	65.0%

The table shows the percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (1.7%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,500	1,548
1	Alabama Federal Aid Highway Finance Authority GAN TOB VRDO	2.450%	5/7/19	(Prere.)	8,000	8,000
1	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	2.330%	5/7/19		14,540	14,540
	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22		3,530	3,513
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/19		500	508
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21		1,000	1,064
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22		2,255	2,451
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		21,285	22,720
2	Black Belt Energy Gas District Alabama Gas PrepayRevenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.576%	12/1/23		17,500	17,168
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		8,000	8,332
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		21,400	22,725
	Jefferson County AL GO	5.000%	4/1/20		2,500	2,571
	Jefferson County AL GO	5.000%	4/1/21		2,000	2,113
	Jefferson County AL GO	5.000%	4/1/22		3,500	3,800
	Jefferson County AL GO	5.000%	4/1/23		1,375	1,530
	Jefferson County AL Revenue	5.000%	9/15/19		940	951
	Jefferson County AL Revenue	5.000%	9/15/20		1,250	1,303
	Jefferson County AL Revenue	5.000%	9/15/21		1,625	1,741
	Jefferson County AL Revenue	5.000%	9/15/22		625	688
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/20		1,275	1,306
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/20		1,265	1,294
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/21		3,000	3,144
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21		875	907
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/22		5,000	5,360
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22		1,225	1,288
	Southeast Alabama Gas Supply District Revenue	5.000%	4/1/23		10,395	11,349
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23		2,000	2,123
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		6,675	7,209
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/7/19	LOC	12,975	12,975
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/7/19	LOC	20,350	20,350
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/7/19	LOC	49,900	49,900
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/7/19	LOC	25,000	25,000
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/8/19	LOC	26,000	26,000
						285,471
Alaska (0.2%)
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19		7,505	7,564
	Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20		6,900	7,166
	Anchorage AK GO	5.000%	9/1/22		1,500	1,662
	Anchorage AK GO	5.000%	9/1/22		1,000	1,108
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22		1,500	1,652
	North Slope Borough AK GO	5.000%	6/30/20	(Prere.)	5,000	5,197
	North Slope Borough AK GO	5.000%	6/30/20		625	649
	North Slope Borough AK GO	5.000%	6/30/21		625	668
	North Slope Borough AK GO	5.000%	6/30/22		950	1,018
	North Slope Borough AK GO	5.000%	6/30/23		430	461
	North Slope Borough AK GO	5.000%	6/30/24		870	931
	North Slope Borough AK GO	5.000%	6/30/24		850	910
						28,986
Arizona (1.4%)
3	Arizona COP	5.000%	10/1/19		1,370	1,380
3	Arizona COP	5.000%	10/1/20		10,000	10,392
	Arizona COP	5.250%	10/1/20	(4)	7,855	7,974

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Arizona COP	5.000%	10/1/21		8,000	8,557
3	Arizona COP	5.000%	10/1/22		9,000	9,903
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20		1,000	1,023
	Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/23		1,750	1,950
1	Arizona Health Facilities Authority Revenue (Dignity Health) TOB VRDO	2.550%	5/7/19	LOC	23,295	23,295
2	Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT, SIFMA Municipal Swap Index Yield + 1.850%	4.150%	2/5/20		12,500	12,546
3	Arizona Lottery Revenue	5.000%	7/1/21		3,500	3,693
3	Arizona Lottery Revenue	5.000%	7/1/22		2,500	2,713
3	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,785
	Arizona School Facilities Board COP	5.000%	9/1/19		7,500	7,583
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20		2,000	2,078
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22		1,685	1,805
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	(ETM)	240	243
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19		1,230	1,248
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		2,365	2,631
	Glendale AZ GO	4.000%	7/1/19	(4)	1,600	1,606
	Glendale AZ GO	4.000%	7/1/20	(4)	2,920	3,000
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/22		11,000	12,166
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	2.320%	5/7/19		5,730	5,730
1	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	2.330%	5/7/19		16,850	16,850
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/21		750	805
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/22		1,000	1,100
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/23		500	563
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19		3,750	3,765
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/22		2,500	2,757
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,870	12,723
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,565	12,397
	Phoenix AZ GO	4.000%	7/1/20		10,095	10,377
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	(Prere.)	4,215	4,506
	Pima County AZ Sewer Revenue	5.000%	7/1/21		3,000	3,214
	Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19	(15)	1,355	1,360
	Salt River AZ Project Agricultural Improvement & Power District Revenue	5.000%	12/1/23		8,990	9,746
	Scottsdale AZ Industrial Development Authority Hospital Revenue (Scottsdale Healthcare Hospitals) VRDO	2.500%	5/7/19	(4)	7,250	7,250
	Tempe AZ Excise Tax Revenue	5.000%	7/1/19		2,025	2,036
	Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		7,250	7,295
	Tucson AZ Water System Revenue	5.000%	7/1/19		2,050	2,061
	Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Republic Services Inc.) PUT	1.950%	6/3/19		10,750	10,751
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19		1,000	1,008
						234,865
Arkansas (0.0%)
	Baxter County AR Hospital Revenue	5.000%	9/1/19		1,440	1,451

California (5.6%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		57,570	57,375
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		7,500	7,504
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		12,385	12,409
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.364%	4/1/21		14,555	14,589
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		7,200	7,243
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,499
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT,
	SIFMA Municipal Swap Index Yield + 0.350%	2.650%	4/1/20		30,685	30,690
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT,
	SIFMA Municipal Swap Index Yield + 0.600%	2.900%	4/1/20		4,975	4,981
2	California Department of Water Resources Water System Revenue (Central Valley Project) PUT,
	SIFMA Municipal Swap Index Yield + 0.220%	2.520%	12/1/20		15,900	15,876
	California GO	5.000%	8/1/19		43,645	44,033
	California GO	5.000%	9/1/19		10,000	10,119
	California GO	5.000%	10/1/19		5,000	5,075
	California GO	5.000%	8/1/20		10,325	10,785
	California GO	5.000%	8/1/20		20,000	20,892
	California GO	5.000%	9/1/20		10,075	10,551
	California GO	5.250%	10/1/20		2,000	2,031
	California GO	5.000%	11/1/21		43,230	46,850
	California GO	5.000%	11/1/21		14,180	15,367
	California GO	5.000%	4/1/22		14,500	15,906

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	California GO PUT	3.000%	12/1/19		28,825	28,857
	California GO PUT	4.000%	12/1/21		8,225	8,601
2	California GO PUT, 70% of 1M USD LIBOR + 0.700%	2.446%	12/1/20		3,500	3,513
2	California GO PUT, 70% of 1M USD LIBOR + 0.760%	2.506%	12/1/21		8,075	8,118
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	2.590%	12/1/20		35,800	35,790
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	2.680%	12/1/22		36,000	36,036
2	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.730%	12/1/23		2,000	2,006
1	California GO TOB VRDO	2.260%	5/7/19		50,925	50,925
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20		600	616
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21		1,000	1,059
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	2.300%	5/7/19		6,750	6,750
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		11,400	11,316
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		1,800	1,884
	California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19		8,150	8,127
1	California Health Facilities Financing Authority Revenue TOB VRDO	2.500%	5/7/19	LOC	50,000	50,000
2	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	2.117%	8/1/21		14,500	14,491
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.951%	4/1/21		6,640	6,627
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	2.184%	4/1/20		5,625	5,632
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	2.184%	4/1/20		4,500	4,505
2	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	2.388%	2/1/21		25,000	25,077
2	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	12/1/20		1,000	1,001
	California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19		205	207
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20		305	319
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/20		325	340
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21		250	268
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/22		250	275
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20		625	639
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21		1,000	1,053
	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.720%	7/1/19		11,000	10,999
	California Pollution Control Financing Authority Solid Waste Disposal Revenue (Republic Services Inc. Project) PUT	1.950%	5/1/19		1,500	1,500
	California State University Systemwide Revenue PUT	3.000%	11/1/19		21,000	21,020
	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	2.400%	5/3/19	(4)	4,500	4,500
	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	2.430%	5/3/19	(4)	33,875	33,875
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/20		350	357
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/21		300	315
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/22		500	539
1	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group) TOB VRDO	2.450%	5/7/19		13,435	13,435
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19		500	501
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20		500	517
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19	(15)	2,080	2,104
2	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	2.001%	9/1/21		1,500	1,501
2	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	2.051%	10/1/21		2,500	2,495
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		1,475	1,484
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		3,000	3,086
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		1,250	1,327
1	Fresno CA Unified School District GO TOB VRDO	2.450%	5/7/19		6,170	6,170
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		5,640	5,655
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,335	3,450
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,745	2,920
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		7,165	7,804

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	2.400%	5/7/19	LOC	2,860	2,860
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19		610	617
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/19		1,500	1,527
	Long Beach CA Harbor Revenue	5.000%	12/15/20		18,500	19,562
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/21		1,200	1,289
	Menifee CA Union School District Public Financing Authority Revenue	4.000%	9/1/19		1,000	1,008
	Northern California Gas Authority No. 1 Revenue	2.366%	7/1/19		6,720	6,720
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	2.310%	5/8/19	LOC	10,000	10,000
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19		1,500	1,516
	Palomar Pomerado Health California COP	2.500%	5/8/19	(4)	10,575	10,575
	Palomar Pomerado Health California COP VRDO	2.500%	5/7/19	(4)	3,400	3,400
	Palomar Pomerado Health California COP VRDO	2.500%	5/9/19	(4)	2,075	2,075
2	Riverside CA Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.630%	2.930%	1/15/20		1,670	1,671
	Roseville CA Special Tax Revenue	4.000%	9/1/19		875	881
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19		785	793
1	Sacramento CA Municipal Utility District Revenue TOB VRDO	2.350%	5/7/19		7,500	7,500
1	San Diego CA Community College District GO TOB VRDO	2.350%	5/7/19	(Prere.)	4,200	4,200
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		20,000	20,975
	San Francisco CA City & County Unified School District GO	5.000%	6/15/21		7,045	7,569
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/19		700	705
	Santa Clara County CA GO	5.000%	8/1/19	(Prere.)	12,500	12,611
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,008
2	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.550%	5/1/21		11,325	11,277
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20		8,750	8,760
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/22	(15)	1,400	1,550
1	University of California Revenue TOB VRDO	2.450%	5/7/19		10,435	10,435
	Washington Township CA Health Care District Revenue	5.000%	7/1/19		370	372
	Washington Township CA Health Care District Revenue	5.000%	7/1/20		625	646
	Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		7,325	7,304
						947,767
Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19		1,000	1,020
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20		1,455	1,532
	Adams County CO COP	4.000%	12/1/19		1,250	1,267
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/19		675	677
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/20		1,495	1,542
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21		1,000	1,058
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22		720	779
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,230	3,295
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,500	2,841
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/19		5,000	5,023
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20		6,955	7,009
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/22		750	788
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19		7,250	7,239
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.951%	11/12/20		7,500	7,530
2	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.951%	11/12/20		5,000	5,020
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20		1,000	1,010
	Colorado Health Facilities Authority Revenue (The Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19		1,000	1,002
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/21		2,500	2,554
2	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	2.709%	9/1/21		3,000	3,023
1	Colorado Regional Transportation District CP TOB VRDO	2.400%	5/7/19		18,255	18,255
	Denver CO City & County Airport Revenue	2.040%	5/2/19	(12)	10,050	10,050
	Denver CO City & County Airport Revenue	2.430%	5/3/19	(12)	17,575	17,575
	Denver CO City & County Airport Revenue	5.000%	11/15/22		5,000	5,269
2	Denver CO City & County Airport Revenue PUT, 70% of 1M USD LIBOR + 0.860%	2.611%	11/15/19		14,015	14,023
	Interlocken Metropolitan Colorado District GO	5.000%	12/1/21	(4)	400	432
	Interlocken Metropolitan Colorado District GO	5.000%	12/1/22	(4)	675	747
3	Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/22		13,910	15,224
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,174
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,087

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	1/15/22		2,800	2,873
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		3,250	3,339
	Southlands CO Metropolitan District GO	3.000%	12/1/22		174	174
	University of Colorado Enterprise System Revenue	5.000%	6/1/22		720	794
	University of Colorado Hospital Authority Revenue PUT	4.000%	3/1/20		40,645	40,926
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		16,350	17,524
						216,675
Connecticut (2.2%)
	Bridgeport CT GO	5.000%	8/15/20	(4)(ETM)	3,435	3,583
	Bridgeport CT GO	5.000%	8/15/20	(4)	3,680	3,823
	Connecticut GO	4.000%	10/15/19		1,000	1,010
	Connecticut GO	5.000%	4/15/20		1,000	1,031
	Connecticut GO	5.000%	6/15/20		2,920	3,026
	Connecticut GO	5.000%	9/15/20		1,590	1,660
	Connecticut GO	5.000%	12/1/20		1,500	1,528
	Connecticut GO	5.000%	4/15/21		6,000	6,363
	Connecticut GO	5.000%	6/15/21		2,780	2,959
	Connecticut GO	5.000%	4/15/22		3,750	4,079
	Connecticut GO	5.000%	4/15/22		500	544
	Connecticut GO	5.000%	5/15/22		1,500	1,593
	Connecticut GO	5.000%	6/15/22		4,675	5,107
	Connecticut GO	5.000%	10/1/22		1,425	1,487
	Connecticut GO	5.000%	10/15/22		6,295	6,936
	Connecticut GO	5.000%	11/1/22		500	538
	Connecticut GO	5.000%	4/15/23		3,375	3,666
	Connecticut GO	5.000%	4/15/23		1,675	1,866
	Connecticut GO	5.000%	4/15/23		3,200	3,565
	Connecticut GO	5.000%	6/15/23		1,105	1,236
	Connecticut GO	5.000%	9/15/23		1,310	1,474
	Connecticut GO	5.000%	10/15/23		3,645	4,109
	Connecticut GO	5.000%	11/15/23		955	1,079
	Connecticut GO	5.000%	10/15/24		3,230	3,630
	Connecticut GO	5.000%	11/1/25		1,750	1,875
1	Connecticut GO TOB VRDO	2.340%	5/7/19	LOC	2,400	2,400
2	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.650%	2.950%	3/1/20		1,400	1,404
2	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.920%	3.220%	9/15/19		1,000	1,002
2	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.100%	3.400%	5/15/19		5,000	5,002
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/22		1,000	1,096
	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19		750	756
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/21		1,380	1,461
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	827
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19		17,550	17,531
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19		8,450	8,441
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20		58,500	58,347
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20		17,400	17,400
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,500	23,536
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,125	16,150
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		61,650	62,159
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		5,000	5,039
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		4,310	4,746
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		13,575	14,947
2	Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT, 67% of 1M USD LIBOR + 0.550%	2.226%	7/1/19		10,125	10,128
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		2,160	2,153
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		16,755	16,834
	Connecticut Special Tax Revenue	5.000%	10/1/22		3,605	3,976
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		2,500	2,614
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23		11,235	12,690
1	Connecticut Special Tax Revenue (Transportation Infrastructure) TOB VRDO	2.360%	5/7/19		4,550	4,550
	Hartford County CT Metropolitan District GO	5.000%	7/15/21		1,310	1,401
	Hartford County CT Metropolitan District GO	5.000%	7/15/22		1,000	1,100
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	593
	Hartford CT GO	5.000%	7/1/19	(4)	700	704
	Hartford CT GO	5.000%	10/1/19	(ETM)	1,525	1,546
	New Britain CT GO	5.000%	3/1/20	(15)(ETM)	1,050	1,079
	New Britain CT GO	5.000%	3/1/20	(15)	125	128
	New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,000	1,077
						370,584

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Delaware (0.3%)
	Delaware GO	5.000%	2/1/21		1,560	1,652
	Delaware GO	5.000%	3/1/21		1,585	1,682
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19		3,500	3,519
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20		825	857
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		10,000	11,027
	New Castle County DE GO	5.000%	10/1/20		7,470	7,827
	New Castle County DE GO	5.000%	10/1/22		5,520	6,142
	New Castle County DE Student Housing Revenue (University Courtyard Apartments) VRDO	2.390%	5/7/19	LOC	15,730	15,730
1	University of Delaware Revenue TOB VRDO	2.390%	5/7/19		9,170	9,170
						57,606
District of Columbia (0.5%)
	District of Columbia Housing Finance Agency Multifamily Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	2.410%	5/7/19	LOC	40,200	40,200
1	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	2.380%	5/7/19	LOC	5,225	5,225
1	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	2.400%	5/7/19	LOC	16,000	16,000
1	District of Columbia Income Tax Revenue TOB VRDO	2.330%	5/7/19		12,910	12,910
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19		500	507
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/20		2,500	2,616
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/21		2,500	2,691
						80,149
Florida (2.8%)
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,928
1	Broward County FL Airport System Revenue TOB VRDO	2.330%	5/7/19	LOC	31,360	31,360
	Broward County FL School Board COP	5.000%	7/1/19		2,430	2,443
	Broward County FL School Board COP	5.000%	7/1/20		5,470	5,678
	Broward County FL School Board COP	5.000%	7/1/22		4,830	5,306
	Cape Coral FL Utility Improvement Special Assessment Revenue	1.650%	9/1/19	(4)	1,100	1,099
	Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20	(4)	955	953
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21	(4)	1,200	1,196
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		4,550	4,635
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		6,700	6,718
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20		20,000	19,780
	Florida Board of Education Lottery Revenue	5.000%	7/1/21		21,010	22,511
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		4,610	4,623
	Florida Board of Education Public Education Revenue	5.000%	6/1/21		5,190	5,551
	Florida Board of Education Public Education Revenue	5.000%	6/1/22		4,885	5,379
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		13,160	13,667
	Florida Department of Management Services COP	5.000%	11/1/21		6,995	7,566
1	Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	2.330%	5/7/19		12,145	12,145
	Florida Municipal Power Agency Revenue	5.000%	10/1/19		800	811
	Florida Municipal Power Agency Revenue	5.000%	10/1/20		6,090	6,378
	Gainesville FL Utilities System Revenue VRDO	2.420%	5/7/19		20,000	20,000
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19		250	251
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19		825	827
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		300	310
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	2.300%	5/7/19	LOC	30,000	30,000
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		460	468
	Hillsborough County FL School Board COP	5.000%	7/1/21		1,500	1,604
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,320	1,374
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,545	1,609
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,945	3,067
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		285	297
1	Jacksonville FL Electric Authority Electric System Revenue TOB VRDO	2.450%	5/7/19	(Prere.)	11,250	11,250
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,519
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/22		1,625	1,646
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/21	(ETM)	1,500	1,622
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22		1,000	1,095
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,000	1,125
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,015	1,137
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		815	852
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	789
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		765	844
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22		1,250	1,378
	Jacksonville FL Special Revenue	5.000%	10/1/20		2,500	2,612
	Jacksonville FL Special Revenue	5.000%	10/1/20		760	794

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Jacksonville FL Special Revenue	5.000%	10/1/20		4,000	4,178
	Lakeland FL Energy System Revenue	5.000%	10/1/19		1,000	1,014
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20		7,215	7,570
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/22		1,000	1,092
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/23		440	492
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/24		775	887
1	Lee Memorial Health System Florida Hospital Revenue TOB VRDO	2.340%	5/7/19	LOC	15,550	15,550
	Manatee County FL School District Revenue	4.000%	10/1/19	(4)	1,115	1,126
	Manatee County FL School District Revenue	5.000%	10/1/20	(4)	1,000	1,048
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/19		1,615	1,633
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/20		1,135	1,186
1	Miami Beach FL Resort Tax Revenue TOB VRDO	2.340%	5/7/19		9,240	9,240
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/20	(4)	1,520	1,553
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,204
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/23	(4)	1,170	1,295
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,519
1	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	2.450%	5/7/19		15,690	15,690
1	Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	2.330%	5/7/19	(12)(Prere.)	10,395	10,395
	Miami-Dade County FL School Board COP	5.000%	2/1/20		2,250	2,305
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	2.330%	5/7/19	(12)(Prere.)	23,750	23,750
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	2.400%	5/7/19		17,015	17,015
	North Brevard County FL Hospital District Revenue	5.000%	1/1/22		1,660	1,778
	Okeechobee County FL Solid Waste Disposal Revenue(Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,088
3	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/19		5,500	5,526
1	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.) TOB VRDO	2.400%	5/7/19	LOC	11,715	11,715
	Orlando FL Tourist Development Tax Revenue	3.000%	11/1/19	(4)	1,380	1,389
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20	(4)	1,000	1,032
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21	(4)	1,000	1,054
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,000	1,108
	Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		4,240	4,422
	Pasco County FL School Board COP	2.430%	5/3/19	(2)	10,450	10,450
	South Broward FL Hospital District Revenue	5.000%	5/1/20		4,190	4,330
	South Florida Water Management District COP	5.000%	10/1/19		1,760	1,785
	South Florida Water Management District COP	5.000%	10/1/20		2,040	2,135
1	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	2.410%	5/7/19		16,625	16,625
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19		2,300	2,321
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,171
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,336
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,075	1,181
1	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	2.400%	5/7/19		3,750	3,750
1	South Miami FL Health Financing Authority (Baptist Health Obligated Group) TOB VRDO	2.400%	5/7/19		34,925	34,925
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20		1,600	1,672
	Volusia County FL School Board COP	4.000%	8/1/19	(15)	500	503
	Volusia County FL School Board COP	5.000%	8/1/20	(15)	400	416
						477,651
Georgia (3.3%)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		8,345	8,531
1	Atlanta GA Airport Revenue TOB VRDO	2.340%	5/7/19	(4)	10,000	10,000
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	2.330%	5/7/19		7,000	7,000
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/21		7,530	8,116
	Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21		2,050	2,032
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19		15,785	15,771
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19		13,410	13,398
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21		28,470	28,749
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20		3,200	3,202
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21		1,625	1,611
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19		700	704
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21		505	534
	Douglas County GA GO	5.000%	4/1/20		3,200	3,299
	Douglas County GA GO	5.000%	4/1/21		1,500	1,596
	Forsyth County GA School District GO	5.000%	2/1/22		2,750	3,001

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19		700	704
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/20		590	607
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19		500	500
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20		1,465	1,467
2	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) PUT, SIFMA Municipal Swap Index Yield + 0.950%	3.250%	2/18/20		18,825	18,834
	Georgia GO	5.000%	7/1/19		5,000	5,028
	Georgia GO	4.000%	11/1/19		1,040	1,052
	Georgia GO	5.000%	1/1/20		975	997
	Georgia GO	5.000%	1/1/20		21,000	21,475
	Georgia GO	5.000%	2/1/20		17,710	18,160
	Georgia GO	5.000%	7/1/20		1,255	1,305
	Georgia GO	5.000%	12/1/20		1,740	1,833
	Georgia GO	5.000%	2/1/21		25,000	26,467
	Georgia GO	5.000%	2/1/21		29,110	30,818
	Georgia GO	5.000%	7/1/21		4,760	5,104
	Georgia GO	5.000%	7/1/21		2,945	3,159
	Georgia GO	5.000%	7/1/21		6,870	7,367
	Georgia GO	5.000%	7/1/21		680	729
	Georgia GO	5.000%	7/1/21		47,720	51,172
	Georgia GO	5.000%	9/1/21		8,395	9,048
	Georgia GO	5.000%	10/1/21		6,580	7,110
	Georgia GO	5.000%	1/1/22		16,110	17,537
	Georgia GO	5.000%	1/1/24		5,000	5,599
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		1,420	1,447
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		2,500	2,691
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/19		5,000	5,068
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/20		15,445	16,002
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19		2,595	2,602
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20		6,665	6,905
	Glynn County GA School District GO	5.000%	8/1/19		7,030	7,090
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/23		800	885
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	3.000%	4/1/20		150	152
	Henry County GA School District GO	5.000%	8/1/21		3,300	3,547
	Henry County GA School District GO	5.000%	8/1/22		5,250	5,810
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21		350	370
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/21		790	832
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22		500	538
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23		750	824
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	6/1/23		4,290	4,603
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24		1,000	1,118
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		30,000	32,376
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		9,000	9,737
2	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	2.506%	6/3/19		50,000	49,686
1	Main Street Natural Gas Inc. Georgia Revenue TOB VRDO	2.330%	5/7/19	LOC	7,725	7,725
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21		1,625	1,611
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		10,170	10,367
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		300	306
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		2,250	2,294
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/20		2,910	3,038
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		9,495	9,949
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		1,000	1,048
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		275	288
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		740	776
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		2,560	2,743
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		2,250	2,422
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22		375	404
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23		550	606
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23		3,000	3,305
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22		1,055	1,160
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		3,955	4,144
	Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20		6,165	6,454
						554,539
Guam (0.0%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/19		1,500	1,523
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	780
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21		500	527

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22		500	540
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20		630	649
						4,019
Hawaii (0.7%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/27/19		4,405	4,405
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/27/19		2,275	2,275
	Hawaii GO	5.000%	10/1/19		4,000	4,056
	Hawaii GO	5.000%	10/1/20		2,750	2,882
	Hawaii GO	4.000%	5/1/21		8,090	8,468
	Hawaii GO	5.000%	4/1/22		5,500	6,025
	Hawaii GO	5.000%	12/1/22		5,515	5,980
	Honolulu HI City & County GO	5.000%	9/1/19		2,535	2,563
	Honolulu HI City & County GO	4.000%	11/1/21		1,090	1,154
	Honolulu HI City & County GO	4.000%	9/1/22		2,095	2,255
	Honolulu HI City & County GO	5.000%	9/1/22		2,000	2,217
1,2	Honolulu HI City & County GO TOB PUT	2.430%	5/16/19		15,290	15,290
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	9/1/20		5,500	5,498
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	9/1/20		7,500	7,498
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.310%	2.610%	9/1/20		12,500	12,496
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		10,125	10,122
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		11,500	11,497
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		11,250	11,247
2	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		7,500	7,498
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/19	(Prere.)	1,395	1,403
						124,829
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/20		600	616
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/21		2,145	2,262
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/22		1,350	1,462
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,110
	Idaho Housing & Finance Association RAN	5.000%	7/15/19		6,580	6,623
						12,073
Illinois (7.2%)
	Chicago IL Board of Education GO	0.000%	12/1/21	(14)	315	291
	Chicago IL Board of Education GO	5.000%	12/1/19		16,110	16,325
	Chicago IL Board of Education GO	5.000%	12/1/19		3,750	3,800
	Chicago IL Board of Education GO	5.000%	12/1/19		890	902
	Chicago IL Board of Education GO	5.250%	12/1/19	(14)(3)	830	842
	Chicago IL Board of Education GO	5.500%	12/1/19	(2)	120	122
	Chicago IL Board of Education GO	5.000%	12/1/20		6,000	6,217
	Chicago IL Board of Education GO	5.000%	12/1/20		4,445	4,606
	Chicago IL Board of Education GO	5.000%	12/1/20		4,555	4,720
	Chicago IL Board of Education GO	5.000%	12/1/20		150	155
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	400	415
	Chicago IL Board of Education GO	5.000%	12/1/21		7,000	7,345
	Chicago IL Board of Education GO	5.000%	12/1/21		2,830	2,969
	Chicago IL Board of Education GO	5.000%	12/1/21		5,170	5,425
	Chicago IL Board of Education GO	5.000%	12/1/21		1,570	1,618
	Chicago IL Board of Education GO	5.250%	12/1/21	(14)	1,900	2,018
	Chicago IL Board of Education GO	5.000%	12/1/22	(4)	500	542
	Chicago IL Board of Education GO	5.000%	12/1/22		540	572
	Chicago IL Board of Education GO	5.000%	12/1/22		5,000	5,299
	Chicago IL Board of Education GO	5.000%	12/1/23	(4)	2,000	2,211
	Chicago IL Board of Education GO	5.000%	12/1/23		590	632
	Chicago IL Board of Education GO	5.000%	12/1/23		3,580	3,834
1	Chicago IL Board of Education Special Tax TOB VRDO	2.480%	5/7/19	LOC	34,700	34,700
	Chicago IL GO	5.000%	12/1/19		1,270	1,289
	Chicago IL GO	4.000%	1/1/20		100	101
	Chicago IL GO	5.000%	1/1/20		450	457
	Chicago IL GO	4.000%	1/1/21		1,250	1,269
	Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,775
	Chicago IL GO	0.000%	1/1/22		200	184
	Chicago IL GO	5.000%	1/1/22		715	755
	Chicago IL GO	5.000%	1/1/23		5,185	5,548
	Chicago IL GO	5.000%	1/1/24		1,150	1,244
	Chicago IL Housing Authority Revenue	5.000%	1/1/21		1,400	1,470
	Chicago IL Housing Authority Revenue	5.000%	1/1/22		1,330	1,435
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		4,000	4,087
	Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21		3,980	4,179
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	2.500%	5/7/19	LOC	12,130	12,130

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Chicago IL Park District GO	5.000%	1/1/20		250	255
	Chicago IL Park District GO	5.000%	1/1/21		450	470
	Chicago IL Park District GO	5.000%	1/1/23		790	839
	Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19		1,250	1,252
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		1,250	1,289
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,845	1,950
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,105	1,168
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		3,095	3,350
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		2,500	2,710
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	2.400%	5/7/19		45,790	45,790
1	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	2.420%	5/7/19		57,165	57,165
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,020
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,020
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		1,000	1,020
	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20	(14)	525	537
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		1,165	1,222
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		2,050	2,151
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		1,450	1,559
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		810	871
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,010	2,213
	Chicago IL Water Revenue	5.000%	11/1/20		1,000	1,044
1	Chicago IL Water Revenue TOB VRDO	2.480%	5/7/19		1,045	1,045
1	Chicago IL Water Revenue TOB VRDO	2.480%	5/7/19		1,245	1,245
	Chicago IL Waterworks Revenue	4.000%	11/1/19		1,930	1,950
	Chicago IL Waterworks Revenue	5.000%	11/1/19		1,620	1,645
	Chicago IL Waterworks Revenue	5.000%	11/1/19		475	482
	Chicago IL Waterworks Revenue	5.000%	11/1/20		1,700	1,776
	Chicago IL Waterworks Revenue	5.000%	11/1/20		2,500	2,611
	Chicago IL Waterworks Revenue	5.000%	11/1/21		1,325	1,420
	Chicago IL Waterworks Revenue	5.000%	11/1/21		680	729
1	Chicago IL Transit Authority Revenue TOB VRDO	2.450%	5/7/19		19,396	19,395
1	Chicago IL Transit Authority Revenue TOB VRDO	2.500%	5/7/19		3,695	3,695
1	Cook County IL Forest Preserve District GO TOB VRDO	2.450%	5/7/19		6,660	6,660
	Cook County IL GO	5.000%	11/15/19		210	213
	Cook County IL GO	5.000%	11/15/19		1,000	1,016
	Cook County IL GO	5.000%	11/15/19		1,875	1,906
	Cook County IL GO	5.000%	11/15/20		500	523
	Cook County IL GO	5.000%	11/15/21		500	537
	Cook County IL GO	5.000%	11/15/22		285	313
	Cook County IL GO	5.250%	11/15/22		10,000	10,477
1	Cook County IL GO TOB VRDO	2.400%	5/7/19	LOC	7,500	7,500
	Cook County IL Sales Tax Revenue VRDO	2.150%	5/7/19	LOC	22,400	22,400
1	Cook County IL Sales Tax Revenue TOB VRDO	2.400%	5/7/19		11,370	11,370
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19		2,380	2,412
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20		2,475	2,564
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21		2,575	2,713
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22		2,680	2,872
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20		6,250	6,236
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20		500	500
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		5,500	5,500
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	2.600%	11/27/19		5,750	5,750
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20		2,450	2,511
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21		3,000	2,993
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	2.250%	4/29/22		7,500	7,556
1	Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	2.330%	5/7/19		10,360	10,360
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	2.420%	5/7/19	(12)	12,680	12,680
1	Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	2.330%	5/7/19		13,125	13,125
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/22		2,560	2,779
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/22		2,220	2,444
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22		1,025	1,031
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19		200	201
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20		260	266
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/20		1,000	1,030
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/21		725	769
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/22		750	818
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/23		1,250	1,397
	Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	2.330%	5/7/19	LOC	16,275	16,275
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19		1,000	1,005
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20		1,030	1,067
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/21		2,600	2,783
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22		1,250	1,375

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22		19,500	21,663
1	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	2.330%	5/7/19		8,760	8,760
	Illinois Finance Authority Revenue (Northwestern University)	5.000%	12/1/22		6,310	7,045
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20		700	723
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		375	399
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		875	955
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		500	559
	Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19		1,000	1,010
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20		1,875	1,955
2	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	3.101%	5/1/21		2,500	2,507
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20		7,575	7,750
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21		3,055	3,231
1	Illinois Finance Authority Revenue (Presence Health Network Obligated Group) TOB VRDO	2.330%	5/7/19		3,995	3,995
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19		500	509
1	Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	2.400%	5/7/19	(Prere.)	8,930	8,930
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19	(Prere.)	3,000	3,045
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22		900	969
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/19		500	504
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20		600	620
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		1,080	1,124
1	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	2.330%	5/7/19		19,835	19,835
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20		6,275	6,257
	Illinois GO	5.000%	5/1/19		12,250	12,250
	Illinois GO	5.000%	6/1/19		3,750	3,759
	Illinois GO	5.000%	7/1/19		5,220	5,245
	Illinois GO	5.000%	8/1/19		23,000	23,166
	Illinois GO	5.000%	11/1/19		78,860	80,013
	Illinois GO	5.250%	1/1/20		1,305	1,331
	Illinois GO	5.000%	2/1/20		2,525	2,576
	Illinois GO	5.000%	2/1/20		5,690	5,805
	Illinois GO	5.000%	5/1/20		2,250	2,309
	Illinois GO	5.000%	8/1/20		1,260	1,300
	Illinois GO	4.000%	9/1/20		1,830	1,868
	Illinois Go	5.000%	10/1/20		13,785	14,276
	Illinois Go	5.000%	10/1/20		8,265	8,559
	Illinois GO	5.000%	11/1/20		71,420	74,113
	Illinois GO	5.250%	1/1/21		1,155	1,206
	Illinois GO	5.000%	3/1/21		1,000	1,044
	Illinois GO	5.000%	4/1/21		3,390	3,546
	Illinois GO	5.000%	7/1/21		8,260	8,686
	Illinois Go	5.000%	10/1/21		11,915	12,598
	Illinois Go	5.000%	10/1/21		2,060	2,178
	Illinois GO	5.000%	11/1/21		32,775	34,716
	Illinois GO	5.000%	1/1/22		100	101
	Illinois GO	5.000%	4/1/22		1,650	1,755
	Illinois GO	5.000%	7/1/22		4,385	4,687
	Illinois GO	5.000%	8/1/22		3,500	3,747
	Illinois Go	5.000%	10/1/22		13,785	14,805
	Illinois GO	5.000%	11/1/22		14,100	15,167
	Illinois GO	5.000%	11/1/23		11,000	11,897
1	Illinois GO TOB VRDO	2.550%	5/7/19	LOC	21,610	21,610
	Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	2,999
	Illinois Regional Transportation Authority Revenue PUT	1.850%	2/29/20		29,245	29,245
	Illinois Sales Tax Revenue	5.250%	6/15/19	(Prere.)	1,750	1,758
	Illinois Sales Tax Revenue	5.000%	6/15/22		5,000	5,387
	Illinois Sales Tax Revenue	5.000%	6/15/23		5,000	5,446
1	Illinois Sales Tax Revenue TOB VRDO	2.480%	5/7/19	LOC	7,055	7,055
1	Illinois Sales Tax Revenue TOB VRDO	2.570%	5/7/19	(Prere.)	4,155	4,155
	Illinois Sports Facility Authority Revenue	0.000%	6/15/19	(2)	385	384
	Illinois Sports Facility Authority Revenue	0.000%	6/15/20	(2)	1,475	1,423
	Illinois Toll Highway Authority Revenue	5.000%	12/1/19		1,275	1,300
	Illinois Toll Highway Authority Revenue	5.000%	1/1/21		1,900	2,004
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		1,660	1,803
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		2,850	3,096
	Illinois Toll Highway Authority Revenue	5.000%	1/1/23		2,250	2,513
	Illinois Toll Highway Authority Revenue VRDO	2.310%	5/7/19		29,690	29,690
1	Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	2.360%	5/7/19		10,360	10,360
	McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		1,545	1,674
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		3,495	3,624
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19		1,340	1,363

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20		1,000	1,049
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		985	1,019
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,664
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		760	812
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/22		12,000	13,054
1	Regional Transportation Authority IL TOB VRDO	2.340%	5/7/19		11,550	11,550
1	Regional Transportation Authority IL TOB VRDO	2.340%	5/7/19		16,000	16,000
1	Regional Transportation Authority IL TOB VRDO	2.340%	5/7/19		9,000	9,000
1	Regional Transportation Authority IL TOB VRDO	2.340%	5/7/19		7,195	7,195
	Romeoville IL GO	5.000%	12/30/24		2,685	3,122
1	Sales Tax Securitization Corp. Illinois TOB VRDO	2.450%	5/7/19		16,335	16,335
1	Sales Tax Securitization Corp. Illinois TOB VRDO	2.450%	5/7/19		18,460	18,460
1	Sales Tax Securitization Corp. Illinois TOB VRDO	2.470%	5/7/19		8,340	8,340
	Springfield IL Electric Revenue	5.000%	3/1/20		2,000	2,051
1	Springfield IL Water Revenue TOB VRDO	2.510%	5/7/19		4,113	4,113
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/20		350	356
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	526
	Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20		8,730	8,858
	Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21		7,820	8,097
						1,204,836
Indiana (0.7%)
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19		200	201
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20		370	384
	Ball State University Student Fee Indiana Revenue	4.000%	7/1/19		1,000	1,004
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/20		610	634
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19		1,000	1,007
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,000	1,024
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20		805	838
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/21		1,685	1,773
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/21		1,225	1,307
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/22		1,520	1,640
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/22		1,000	1,093
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/23		1,000	1,104
	Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,152
	Indiana Finance Authority Highway Revenue	5.000%	12/1/20		10,220	10,763
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		2,340	2,551
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19		700	711
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		700	733
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	538
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		750	829
1	Indiana Finance Authority Hospital Revenue (Parkview Health System) TOB VRDO	2.330%	5/7/19		7,500	7,500
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22		1,300	1,418
	Indiana Finance Authority Revenue	5.000%	2/1/20		1,860	1,907
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/19		250	251
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20		500	514
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		2,470	2,738
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		1,250	1,386
	Indiana Finance Authority Revenue (Trinity Health) VRDO	2.330%	5/7/19		29,700	29,700
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		6,845	6,852
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	2.000%	8/1/19		1,110	1,110
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		2,250	2,236
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	55	55
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,460	2,448
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,040	3,029
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,800	3,786
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		6,245	6,204
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		4,210	4,182
	IPS Multi-School Building Corp. Indiana Revenue	3.000%	1/15/22		2,380	2,461
	IPS Multi-School Building Corp. Indiana Revenue	3.000%	7/15/22		2,895	3,010
	Purdue University Indiana University COP	5.000%	7/1/19		1,000	1,006
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	1,994
						113,073
Iowa (0.5%)
	Iowa City IA Community School District GO	5.000%	6/1/21		2,685	2,869
	Iowa City IA Community School District GO	5.000%	6/1/22		2,760	3,035
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		1,655	1,666
	Iowa Finance Authority Revenue	5.000%	8/1/19		6,700	6,756
	Iowa Finance Authority Revenue	5.000%	8/1/21	(Prere.)	4,790	5,147
	Iowa Finance Authority Revenue	5.000%	8/1/22		1,135	1,182
2	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	2.088%	10/1/21		3,750	3,749

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
2	Iowa Finance Authority Single Family Mortgage Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	5/3/21		4,000	3,993
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/20		400	410
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/22		1,200	1,303
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/24		1,315	1,496
	Iowa Special Obligation Revenue	5.000%	6/1/20		8,000	8,292
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22		3,465	3,594
1	Iowa Special Obligation Revenue (Ijobs Program) TOB VRDO	2.380%	5/7/19	(Prere.)	8,500	8,500
	Polk County IA GO	4.000%	6/1/20		11,585	11,885
	Polk County IA GO	4.000%	6/1/21		12,135	12,729
						76,606
Kansas (0.2%)
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19		250	252
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20		350	356
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21		500	514
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20		1,330	1,389
2	Kansas Department of Transportation Highway Revenue, 67% of 1M USD LIBOR + 0.400%	2.076%	9/1/19		4,250	4,253
2	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	2.051%	9/1/21		7,580	7,574
	Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,340	1,384
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/19		2,985	2,985
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20		3,130	3,236
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21		1,160	1,235
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/22		535	588
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/23		600	675
1	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	2.320%	5/7/19		4,600	4,600
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/21		7,990	8,619
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19		500	505
						38,165
Kentucky (0.9%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20		400	404
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19		10,375	10,336
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19		2,665	2,665
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20		1,025	1,059
	Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	5.000%	9/1/23		520	585
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/23		705	794
	Kentucky Property & Building Commission Revenue	5.000%	8/1/19		13,270	13,378
	Kentucky Property & Building Commission Revenue	5.000%	8/1/19		2,550	2,571
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		10,985	11,418
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		2,600	2,702
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/20		500	506
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/20		3,500	3,570
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/21		1,285	1,321
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/21		3,650	3,780
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/22		1,535	1,600
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/22		400	419
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/22		6,290	6,600
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/22		1,000	1,055
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/23		1,640	1,730
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/23		1,280	1,356
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/23		5,000	5,308
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/23		1,660	1,769
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		2,435	2,604
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		3,085	3,317
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		23,325	25,159
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	10,930
1	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) TOB VRDO	2.320%	5/7/19		6,380	6,380
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,001
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	4.000%	11/1/19		17,810	18,020
						149,337
Louisiana (0.7%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.310%	5/1/19		53,500	53,500
1	Franciscan Missionaries of Our Lady Health System Obligated Group Louisiana TOB VRDO	2.500%	5/7/19		9,475	9,475
	Lafayette LA Communications System Revenue	5.000%	11/1/19	(4)	2,500	2,542
	Louisiana GO	5.000%	9/1/22		4,105	4,538
	Louisiana GO	5.000%	9/1/23		3,000	3,403
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/20	(15)	1,665	1,741

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,925	2,069
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,045	1,123
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,275	2,506
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,145	2,363
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,497
1	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	2.420%	5/7/19	(4)	5,000	5,000
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	384
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		285	312
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		385	432
	Louisiana Public Facilities Authority Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/23		2,835	3,163
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19		300	300
	New Orleans LA GO	4.000%	12/1/19		775	785
	Shreveport LA GO	3.000%	8/1/22	(15)	1,750	1,812
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/22	(15)	550	609
	St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	2.320%	5/7/19	LOC	16,600	16,600
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19		2,765	2,768
						117,922
Maine (0.1%)
	Maine GO	4.250%	6/1/19		1,015	1,017
	Maine GO	5.000%	6/1/21		1,250	1,337
1	Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	2.340%	5/7/19		6,665	6,665
						9,019
Maryland (3.2%)
	Anne Arundel County MD GO	3.000%	10/1/20		4,185	4,268
	Anne Arundel County MD GO	5.000%	10/1/20		6,210	6,506
	Anne Arundel County MD GO	4.000%	10/1/21		4,140	4,373
	Anne Arundel County MD GO	5.000%	10/1/21		6,085	6,570
	Anne Arundel County MD GO	5.000%	10/1/22		4,880	5,425
	Anne Arundel County MD GO	5.000%	10/1/22		2,120	2,357
	Baltimore County MD GO	5.000%	2/1/20		1,050	1,077
	Baltimore County MD GO	5.000%	11/1/20		1,685	1,770
	Baltimore County MD GO	5.000%	3/1/21		3,500	3,715
	Baltimore County MD GO	5.000%	3/1/21		5,300	5,626
	Baltimore County MD GO	5.000%	8/1/21		2,800	3,009
	Baltimore County MD GO	5.000%	2/1/22		1,300	1,418
	Baltimore MD Consolidated Public Improvement GO	5.000%	2/1/20		1,100	1,128
	Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20		4,730	4,871
	Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20		3,795	3,955
1	Baltimore MD GO TOB VRDO	2.340%	5/7/19		3,975	3,975
	Frederick County MD GO	5.000%	8/1/20		2,145	2,235
	Frederick County MD GO	5.000%	2/1/21		2,000	2,117
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23		865	911
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24		1,500	1,590
	Maryland Department of Transportation Revenue	4.000%	5/15/20		2,355	2,414
	Maryland Department of Transportation Revenue	4.000%	9/1/21		20,665	21,801
	Maryland Department of Transportation Revenue	5.000%	9/1/21		13,990	15,078
	Maryland Department of Transportation Revenue	5.000%	6/1/24		9,320	10,534
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,926
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19		1,205	1,207
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,490	1,522
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/22		1,750	1,895
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/19	(4)	675	676
	Maryland GO	4.500%	8/1/19		1,400	1,410
	Maryland GO	5.000%	8/1/19		5,060	5,103
	Maryland GO	5.000%	3/1/20		12,450	12,802
	Maryland GO	5.000%	3/1/20		14,640	15,054
	Maryland GO	5.000%	6/1/20		22,910	23,751
	Maryland GO	5.000%	8/1/20		2,155	2,246
5	Maryland GO	5.250%	8/1/20		29,620	30,960
	Maryland GO	5.000%	6/1/21		12,000	12,836
	Maryland GO	5.000%	8/1/21		15,000	16,126
5	Maryland GO	5.000%	8/1/21		46,385	49,867
	Maryland GO	5.000%	8/1/21		20,000	21,501
	Maryland GO	4.000%	8/1/22		2,605	2,802

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.000%	1/1/20		750	764
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.000%	1/1/21		1,000	1,047
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	895
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19		2,615	2,639
1	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.) TOB VRDO	2.350%	5/7/19	LOC	24,300	24,300
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19		900	904
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/20		785	815
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,380	1,444
	Montgomery County MD GO	5.000%	7/1/19		5,010	5,038
	Montgomery County MD GO	5.000%	7/1/19	(Prere.)	9,000	9,051
	Montgomery County MD GO	5.000%	8/1/19		1,570	1,583
	Montgomery County MD GO	5.000%	10/1/19		4,215	4,275
	Montgomery County MD GO	5.000%	12/1/19		15,800	16,114
	Montgomery County MD GO	5.000%	11/1/20		5,900	6,199
	Montgomery County MD GO	5.000%	12/1/20		16,380	17,256
	Montgomery County MD GO	5.000%	6/1/21		5,000	5,348
	Montgomery County MD GO	5.000%	7/1/21		1,000	1,072
	Montgomery County MD GO	5.000%	11/1/21		9,625	10,426
	Montgomery County MD GO	5.000%	12/1/21		12,970	14,084
	Montgomery County MD GO	5.000%	11/1/22		1,375	1,533
	Prince George’s County MD GO	4.000%	7/15/21		4,210	4,426
	Prince George’s County MD GO	5.000%	8/1/19		5,075	5,118
	Prince George’s County MD GO	5.000%	9/15/19		4,780	4,841
	Prince George’s County MD GO	5.000%	3/1/20		2,200	2,262
	Prince George’s County MD GO	5.000%	9/15/20		1,730	1,810
	Prince George’s County MD GO	5.000%	9/15/20		12,385	12,956
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/19		400	405
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20		200	207
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21		500	528
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22		300	322
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20		4,040	4,165
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21		3,815	4,059
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20		12,870	13,202
	Washington MD Suburban Sanitary Commission GO	5.000%	6/15/21		7,250	7,764
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22		2,975	3,185
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22		5,000	5,508
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22		1,355	1,493
	Washington MD Suburban Sanitation District GO	5.000%	6/1/20		4,820	4,996
	Washington MD Suburban Sanitation District GO	5.000%	6/1/20		2,550	2,643
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19		1,640	1,663
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20		1,735	1,804
						533,551
Massachusetts (2.4%)
	Boston MA GO	5.000%	4/1/20		1,940	2,001
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19		4,500	4,525
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	2.600%	11/27/19		29,195	29,195
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		25,500	28,362
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/20		975	1,011
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/22		535	584
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/23		765	852
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		1,430	1,515
1	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	2.500%	5/7/19		6,665	6,665
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/19		2,050	2,061
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		1,255	1,302
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		500	530
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		765	832
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		2,740	2,983
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		500	556
	Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/20	(Prere.)	5,000	5,147
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20		2,500	2,574
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20		5,000	5,208
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20		1,610	1,690
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21		4,200	4,517
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/19		450	452

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/22		1,290	1,379
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23		1,335	1,354
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/19		620	622
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20		850	856
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21		665	671
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/19		750	754
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		400	415
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21		2,000	2,141
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22		1,565	1,724
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	2.780%	1/29/20		5,750	5,750
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19		800	803
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20		750	767
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20		500	518
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		750	798
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		440	480
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,435	1,483
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		6,045	6,006
	Massachusetts Development Finance Agency Solid Waste Disposal Revenue (Dominion Energy Brayton Point Issue) PUT	5.750%	5/1/19	(Prere.)	3,460	3,460
	Massachusetts GO	4.000%	6/20/19		20,000	20,060
	Massachusetts GO	5.500%	12/1/19	(14)	1,940	1,984
	Massachusetts GO	5.000%	3/1/20		7,540	7,752
	Massachusetts GO	5.000%	7/1/21		15,505	16,627
	Massachusetts GO	5.000%	7/1/21		2,845	3,051
	Massachusetts GO	5.000%	8/1/21		5,000	5,375
	Massachusetts GO	5.250%	8/1/21		3,595	3,885
	Massachusetts GO	5.250%	8/1/21		6,395	6,910
	Massachusetts GO	5.000%	11/1/21		24,000	25,997
	Massachusetts GO	5.000%	1/1/22		7,490	8,152
	Massachusetts GO	5.000%	7/1/22		4,800	5,301
	Massachusetts GO PUT	1.050%	7/1/20		32,000	31,710
	Massachusetts GO PUT	1.700%	8/1/22		24,010	23,916
2	Massachusetts GO, SIFMA Municipal Swap Index Yield + 0.600%	2.900%	2/1/20		1,500	1,502
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.430%	5/3/19	(4)	13,375	13,375
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.070%	5/8/19	(4)	10,600	10,600
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	2.350%	5/9/19	(4)	2,325	2,325
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,500	1,551
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,705
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		2,750	2,750
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		12,500	12,519
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		5,805	5,803
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	2.131%	6/3/19		3,750	3,749
2	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	2.630%	12/1/21		2,000	1,999
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	(ETM)	775	776
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19		225	225
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		10,205	10,986
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/22		5,000	5,409
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/21		10,855	11,615
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19		1,000	1,009
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/24		9,300	9,987
	University of Massachusetts Building Authority Revenue PUT	2.600%	11/27/19		9,185	9,185
						402,333
Michigan (1.6%)
	Detroit MI City School District GO	5.000%	5/1/20		3,110	3,206
	Detroit MI City School District GO	5.000%	5/1/21		2,100	2,227
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,303
1	Detroit MI City School District GO TOB VRDO	2.450%	5/7/19	(18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	2.500%	5/7/19	(18)	17,845	17,845
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	400	424
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	498
	Detroit MI GO	5.000%	4/1/20		500	510
	Detroit MI GO	5.000%	4/1/21		500	518
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/21	(4)	315	333
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/22	(4)	400	435
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/23	(4)	1,060	1,177

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	East Lansing MI School District GO	5.000%	5/1/19		450	450
	Eastern Michigan University Revenue	5.000%	3/1/20	(15)	1,200	1,232
1	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	2.500%	5/7/19	(4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		7,785	8,539
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/20		250	261
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/21		250	269
	Lansing MI School District GO	5.000%	5/1/19		765	765
	Lincoln MI Consolidated School District GO	5.000%	5/1/19	(4)	1,100	1,100
	Lincoln MI Consolidated School District GO	5.000%	5/1/20	(4)	1,025	1,058
	Marysville MI Public Schools District GO	4.000%	5/1/19		1,425	1,425
	Michigan Building Authority Revenue	5.000%	10/15/21		1,350	1,458
	Michigan Finance Authority Revenue	5.000%	4/1/20		5,300	5,452
	Michigan Finance Authority Revenue	5.000%	4/1/21		9,190	9,698
	Michigan Finance Authority Revenue	5.000%	4/1/22		1,500	1,625
	Michigan Finance Authority Revenue	5.000%	10/1/23		1,295	1,426
	Michigan Finance Authority Revenue (Ascension Health Credit Group) PUT	1.100%	8/15/19		7,485	7,469
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19		3,035	3,051
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,310	1,346
1	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	2.500%	5/7/19		6,060	6,060
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	3,500	3,518
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,855	2,870
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19		800	804
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20		300	311
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	7,000	7,261
	Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/21	(14)	1,000	1,065
2	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	2.084%	10/15/21		15,625	15,600
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19		545	555
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,750	1,946
	Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20		6,335	6,370
	Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20		4,185	4,208
	Michigan GO	5.000%	5/1/22		1,485	1,634
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.625%	11/1/19		11,385	11,371
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20		6,250	6,254
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,385	1,378
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,645	2,635
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		14,750	14,758
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		4,035	4,080
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		11,500	12,484
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,249
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19		1,100	1,121
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		1,165	1,225
	Michigan Housing Development Authority Revenue	1.450%	4/1/20		3,750	3,741
1	Michigan State Housing Development Authority TOB VRDO	2.330%	5/7/19		15,830	15,830
	Michigan State University Revenue	5.000%	2/15/22		1,500	1,631
	Michigan State University Revenue	5.000%	2/15/23		400	447
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		1,250	1,218
	Milan MI Area Schools GO	5.000%	5/1/20		765	789
	Milan MI Area Schools GO	5.000%	5/1/22		500	546
	Portage MI Public Schools GO	5.000%	5/1/19		550	550
	Portage MI Public Schools GO	5.000%	11/1/19		1,465	1,490
	Portage MI Public Schools GO	5.000%	11/1/20		750	787
	Rockford MI Public Schools GO	4.000%	5/1/19		1,360	1,360
	Saline MI Area Schools GO	5.000%	5/1/22		1,000	1,097
	St. Johns MI Public Schools School District GO	5.000%	5/1/19	(18)	7,250	7,250
	University of Michigan Revenue	5.000%	4/1/20		1,500	1,547
	University of Michigan Revenue	5.000%	4/1/20		1,750	1,804
	University of Michigan Revenue	5.000%	4/1/21		1,500	1,597
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		365	384
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		1,500	1,625
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	757
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		585	649
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/19		2,290	2,322
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20		1,785	1,851
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21		1,225	1,327
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22		1,000	1,112
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23		1,000	1,139
1	Wayne State University Michigan Revenue TOB VRDO	2.330%	5/7/19		2,500	2,500
						263,687

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Minnesota (0.4%)
3	Duluth MN Independent School District No. 709 COP	5.000%	2/1/20		365	373
3	Duluth MN Independent School District No. 709 COP	5.000%	2/1/21		300	315
3	Duluth MN Independent School District No. 709 COP	5.000%	2/1/22		325	349
3	Duluth MN Independent School District No. 709 COP	5.000%	2/1/23		375	412
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20		500	510
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	572
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20		350	356
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	130
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		2,650	2,814
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/22		2,935	3,207
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19		750	763
	Minnesota General Fund Revenue	5.000%	6/1/21		3,670	3,922
	Minnesota GO	5.000%	8/1/19	(ETM)	30	30
	Minnesota GO	5.000%	8/1/19		5,990	6,040
	Minnesota GO	5.000%	8/1/20	(Prere.)	115	120
	Minnesota GO	5.000%	8/1/21		2,250	2,416
	Minnesota GO	5.000%	8/1/21		1,750	1,879
	Minnesota GO	5.000%	10/1/22		19,625	21,801
	Minnesota GO	5.000%	8/1/23		7,860	8,182
	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20		8,665	8,911
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/20		825	843
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21		2,500	2,636
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22		588	636
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19		555	560
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20		400	413
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21		500	539
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22		370	409
	University of Minnesota Revenue	5.000%	12/1/20	(Prere.)	3,920	4,126
						73,264
Mississippi (0.2%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19		1,250	1,256
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20		1,000	1,031
	Jackson MS Public School District GO	5.000%	4/1/20		1,500	1,544
2	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	2.006%	9/1/20		10,075	10,076
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,537
2	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT, SIFMA Municipal Swap Index Yield + 1.300%	3.600%	8/15/20		7,850	7,888
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		3,110	3,297
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,250	6,368
						33,997
Missouri (0.6%)
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/19		400	401
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/20		400	402
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/21		350	351
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/20		735	752
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/21		365	382
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	858
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24		1,500	1,621
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19		2,750	2,787
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19		2,510	2,544
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		2,000	2,092
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		1,260	1,318
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20		2,660	2,740
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/19		1,000	1,006
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/21		1,640	1,714
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/23		1,285	1,384
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/21		1,275	1,360
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20		1,375	1,406
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21		3,765	4,037

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22		2,335	2,556
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		7,900	8,655
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	2.420%	5/7/19		35,170	35,170
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	2.420%	5/8/19		19,000	19,000
	Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	4.000%	5/15/22		1,320	1,352
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20		1,440	1,510
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		10,000	10,658
	St. Louis MO Parking Revenue	5.000%	12/15/19	(4)	1,000	1,021
	St. Louis MO Parking Revenue	5.000%	12/15/20	(4)	1,000	1,049
						108,126
Montana (0.2%)
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/2/20		8,790	8,788
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/1/20		5,000	4,999
	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.870%	3/2/20		14,960	14,956
	Montana Board of Investments Revenue PUT	1.870%	3/1/20		3,950	3,949
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20		1,750	1,794
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21		665	698
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22		570	609
						35,793
Multiple States (2.9%)
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.320%	5/7/19	LOC	26,715	26,715
4	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	2.550%	5/2/19	LOC	26,410	26,434
4	Federal Home Loan Mortgage Corp. Multifamily Housing VRDO	2.550%	5/7/19	LOC	25,960	25,960
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.650%	5/1/19		14,000	14,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.430%	5/7/19	LOC	116,500	116,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.650%	5/1/19		38,500	38,500
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.380%	5/7/19	LOC	173,800	173,800
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.370%	5/8/19	LOC	65,700	65,700
						487,609
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		59,270	60,249
	Douglas County NE GO	5.000%	12/15/19		2,605	2,660
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,150	1,201
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21		1,875	1,973
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,500	2,768
	Omaha NE GO	5.000%	1/15/21		1,200	1,268
	Omaha NE GO	5.000%	1/15/22		1,000	1,088
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19		5,530	5,546
	University of Nebraska Student Fee Revenue	4.000%	7/1/19		2,395	2,404
	University of Nebraska Student Fee Revenue	5.000%	7/1/21		1,100	1,179
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19		1,110	1,111
						81,447
Nevada (0.7%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		250	259
	Clark County NV School District GO	5.000%	6/15/20		48,275	50,038
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,239
	Clark County NV School District GO	5.000%	6/15/20		520	539
	Clark County NV School District GO	5.000%	6/15/21		4,520	4,826
	Clark County NV School District GO	5.000%	6/15/22		7,465	8,188
	Clark County NV School District GO	5.000%	6/15/22		5,500	6,033
	Clark County NV School District GO	5.000%	6/15/22		1,260	1,382
1	Clark County NV Water Reclamation District GO TOB VRDO	2.330%	5/7/19	(Prere.)	7,005	7,005
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19		4,050	4,048
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.850%	4/15/22		10,000	9,994
1	Las Vegas NV Convention & Visitors Authority TOB VRDO	2.380%	5/7/19		11,700	11,700
	North Las Vegas NV GO	5.000%	6/1/21	(4)	2,100	2,231
	North Las Vegas NV GO	5.000%	6/1/22	(4)	2,400	2,618
	Washoe County NV Water Facilities Revenue (Sierra Pacific Power Co. Project) PUT	1.850%	4/15/22		6,500	6,496
						118,596
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23		5,480	5,616
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19		600	608
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20		1,265	1,317
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	2.330%	5/7/19		15,645	15,645
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/20		350	363
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/21		1,085	1,162

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	3.000%	10/1/19		1,280	1,286
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	2,005	2,092
						28,089
New Jersey (3.2%)
	Aberdeen NJ GO	3.000%	3/6/20		13,200	13,322
	Atlantic City NJ GO	5.000%	3/1/20	(4)	200	205
	Atlantic City NJ GO	5.000%	3/1/21	(4)	650	683
	Atlantic City NJ GO	5.000%	3/1/22	(4)	500	539
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,295	1,352
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,207
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21	(4)	2,000	2,152
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22	(4)	1,780	1,967
1	Inspira Health Obligated Group TOB VRDO	2.420%	5/7/19		2,100	2,100
	Jersey City NJ Redevelopment Authority Revenue (Pathside Redevelopment Project)	3.000%	5/30/19		10,000	10,007
	Lakewood Township NJ BAN	2.750%	6/27/19		14,000	14,013
	Monmouth County NJ GO	3.000%	3/1/20		2,540	2,572
	Monmouth County NJ GO	5.000%	7/15/21		4,855	5,212
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20		2,575	2,717
	New Brunswick NJ BAN	3.000%	5/30/19		10,275	10,282
	New Jersey Building Authority Revenue	5.000%	6/15/19		5,000	5,019
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19		1,000	1,004
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19		50,000	50,191
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,965	6,317
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		2,000	2,162
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,050	3,297
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		6,470	6,994
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22		750	821
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		300	323
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		305	327
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,395	4,613
1	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) TOB VRDO	2.450%	5/7/19		4,200	4,200
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	5,000	5,112
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		500	516
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/21		200	210
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		150	158
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,010	1,085
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		7,255	7,605
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19		2,780	2,823
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21		250	268
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		2,000	2,081
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		1,345	1,399
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21		1,000	1,074
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		3,065	3,287
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		265	282
1	New Jersey GO TOB VRDO	2.500%	5/7/19		7,500	7,500
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	728
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,334
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,632
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20		2,100	2,180
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19		1,200	1,204
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,021
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19		2,000	2,007
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19		1,000	1,005
1	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) TOB VRDO	2.400%	5/7/19	(12)	6,376	6,376
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	2.300%	5/7/19		2,500	2,500
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		4,000	4,013
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,778
1	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue TOB VRDO	2.330%	5/7/19		10,000	10,000
	New Jersey Sports & Exposition Authority Revenue	4.000%	9/1/19		945	951
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	648
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,127
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,525
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,455	6,016

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,310	4,888
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/19		400	401
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19		39,050	39,190
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	307
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		43,175	44,586
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,301
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		8,340	9,052
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	9,146
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		1,375	1,552
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/19		1,250	1,255
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,120	1,243
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/23		2,000	2,242
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,000	5,680
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		300	318
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/24		100	107
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.000%	3.300%	12/15/19		35,000	35,020
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	3.500%	12/15/21		5,000	5,038
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19		850	861
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	6,032
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	4,154
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		2,105	2,350
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,000	4,475
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,562
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	2.520%	5/7/19	(2)LOC	18,300	18,300
2	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	2.211%	1/1/21		22,065	22,099
1	New Jersey Turnpike Authority Revenue TOB VRDO	2.320%	5/7/19	LOC	22,235	22,235
1	New Jersey Turnpike Authority Revenue TOB VRDO	2.400%	5/7/19	(4)	6,500	6,500
1	New Jersey Turnpike Authority Revenue TOB VRDO	2.450%	5/7/19		8,335	8,335
1	New Jersey Turnpike Authority Revenue TOB VRDO	2.450%	5/7/19		5,745	5,745
1	New Jersey Turnpike Authority Revenue TOB VRDO	2.450%	5/7/19		6,000	6,000
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	2.091%	1/1/21		2,500	2,501
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	2.231%	1/1/22		3,495	3,500
2	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	2.231%	1/1/22		4,535	4,542
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19		4,250	4,261
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,000	2,063
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		2,285	2,419
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,270	3,546
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,352
						541,201
New Mexico (0.8%)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,850	1,928
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,200	1,289
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		1,685	1,804
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		9,800	10,796
	New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22		3,395	3,576
	New Mexico GO	5.000%	3/1/20		7,000	7,197
	New Mexico GO	5.000%	3/1/21		7,500	7,960
	New Mexico GO	5.000%	3/1/21		5,000	5,306
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.300%	5/1/19		13,510	13,510
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19		9,055	9,124
2	New Mexico Municipal Energy Acquisition AuthorityGas Supply Revenue PUT, 67% of 1M USD LIBOR + 0.750%	2.426%	8/1/19		66,850	66,866
2	New Mexico Municipal Energy Acquisition AuthorityGas Supply Revenue, 67% of 1M USD LIBOR + 0.670%	2.346%	6/3/19		1,000	1,000
	New Mexico Severance Tax Revenue	5.000%	7/1/21		7,925	8,491
						138,847
New York (17.5%)
1	Battery Park City Authority New York Revenue TOB VRDO	2.340%	5/1/19	LOC	27,445	27,445
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/19		325	330
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20		650	676
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21		500	532
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20		970	1,004
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19		680	690
1	City of New York NY GO TOB VRDO	2.330%	5/7/19		7,500	7,500
	Elmira City NY School District BAN	3.000%	6/27/19		11,000	11,015
1	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	2.330%	5/7/19		6,035	6,035
3	Geneva NY BAN	2.500%	5/7/20		10,422	10,492

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	2.350%	5/7/19	LOC	6,065	6,065
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,077
2	Metropolitan Transportation Authority NY PUT, 67% of 1M USD LIBOR + 0.650%	2.326%	6/3/19		25,000	25,015
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/20		4,825	5,025
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		28,000	29,710
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		49,000	51,993
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		12,500	13,264
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/21		51,800	55,398
2	Metropolitan Transportation Authority NY Revenue PUT, 69% of 1M USD LIBOR + 0.300%	2.026%	6/3/19	(4)	33,375	33,260
2	Metropolitan Transportation Authority NY Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	2.800%	3/1/22		14,125	14,093
1	Metropolitan Transportation Authority NY Revenue TOB VRDO	2.360%	5/7/19	(4)	8,000	8,000
1	Metropolitan Transportation Authority NY Revenue TOB VRDO	2.450%	5/7/19		8,000	8,000
	Nassau County NY GO	5.000%	7/1/21	(4)	430	461
	Nassau County NY GO	5.000%	7/1/23	(4)	2,000	2,266
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/19		1,305	1,312
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		9,390	9,719
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19		375	376
	New York City NY GO	2.430%	5/3/19	(4)	2,050	2,050
	New York City NY GO	2.430%	5/3/19	(12)	11,275	11,275
	New York City NY GO	2.430%	5/3/19	(4)	3,025	3,025
	New York City NY GO	2.340%	5/6/19	(12)	36,900	36,900
	New York City NY GO	2.300%	5/7/19	(4)	4,150	4,150
	New York City NY GO	2.390%	5/8/19	(4)	21,150	21,150
	New York City NY GO	2.390%	5/2/19	(4)	38,725	38,725
	New York City NY GO	5.000%	8/1/19		15,440	15,570
	New York City NY GO	3.000%	10/1/19		3,000	3,018
	New York City NY GO	5.000%	8/1/20		8,410	8,766
	New York City NY GO	5.000%	8/1/21		12,180	13,089
	New York City NY GO	5.000%	8/1/21		1,095	1,177
	New York City NY GO	5.000%	8/1/21		13,965	15,007
	New York City NY GO	5.000%	8/1/21		1,000	1,075
	New York City NY GO	5.000%	8/1/21		5,500	5,910
	New York City NY GO	5.000%	8/1/22		9,015	9,968
	New York City NY GO	5.000%	8/1/22		13,085	14,468
	New York City NY GO	5.000%	8/1/22		39,950	44,171
	New York City NY GO	5.000%	8/1/22		30,000	33,170
	New York City NY GO	5.000%	8/1/22		5,365	5,763
	New York City NY GO	5.000%	8/1/22		3,000	3,317
	New York City NY GO	5.000%	8/1/23		4,770	5,272
	New York City NY GO	5.000%	8/1/23		2,000	2,147
	New York City NY GO VRDO	2.300%	5/7/19		40,000	40,000
	New York City NY GO VRDO	2.380%	5/7/19	LOC	23,050	23,050
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19		475	475
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19		50,170	50,170
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21		5,000	5,001
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		5,850	5,833
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.200%	11/1/21		3,660	3,680
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,406
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,815	3,846
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.100%	7/3/23		1,750	1,749
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	43,151
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,011
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19		13,500	13,459
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20		5,750	5,729
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20		4,000	3,983
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21		7,000	7,003
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		7,300	7,300
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		5,000	5,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		36,940	36,940

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		5,650	5,650
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		4,500	4,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.300%	5/7/19		72,580	72,580
1	New York City NY Municipal Water Finance Authority Water and Sewer System Revenue TOB VRDO	2.330%	5/7/19		8,040	8,040
	New York City NY Transitional Finance Authority Future Tax Revenue	2.370%	5/3/19	(4)	62,375	62,375
	New York City NY Transitional Finance Authority Future Tax Revenue	1.630%	5/2/19	(4)	4,800	4,800
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19	(ETM)	1,300	1,311
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		6,825	7,169
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22		1,500	1,661
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.310%	5/7/19		6,335	6,335
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/7/19	LOC	15,000	15,000
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	2.330%	5/8/19		1,975	1,975
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/22		5,000	5,420
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.330%	5/8/19		9,750	9,750
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/22		28,620	31,692
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/22		15,600	17,274
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.330%	5/7/19		1,000	1,000
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.330%	5/7/19		8,000	8,000
1	New York Convention Center Development Corp. Revenue TOB VRDO	2.450%	5/7/19		1,770	1,770
1	New York Convention Center Development Corp. Revenue TOB VRDO	2.450%	5/7/19		10,400	10,400
1	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	2.600%	5/7/19		7,500	7,500
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	2.350%	5/7/19		27,435	27,435
1	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	2.350%	5/7/19		37,805	37,805
1	New York Liberty Development Corp. Revenue TOB VRDO	2.380%	5/7/19		18,330	18,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,240	82,224
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	11/1/19		3,875	3,876
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	6/1/22		500	497
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.580%	2.880%	11/1/19		23,625	23,635
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	2.320%	5/7/19		12,800	12,800
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	2.330%	5/7/19		3,750	3,750
1	New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	2.350%	5/7/19		11,250	11,250
1	New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	2.360%	5/7/19	LOC	13,955	13,955
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19		4,175	4,200
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		64,175	65,662
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		3,205	3,286
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	52,302
2	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.300%	1.976%	11/1/19		19,695	19,685
2	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	2.326%	7/1/21		5,000	5,003
2	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.700%	2.376%	2/1/20		9,500	9,516
2	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.570%	2.296%	4/6/20	(4)	7,000	7,012
2	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	2.406%	4/6/21	(4)	350	351
2	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	11/15/22		10,000	9,933
2	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	2.880%	6/1/20		89,025	89,032
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	2.380%	5/7/19		10,605	10,605
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	2.380%	5/7/19		12,500	12,500
	New York Metropolitan Transportation Authority Revenue VRDO	2.370%	5/7/19	LOC	19,580	19,580
	New York NY GO	2.350%	5/8/19	(4)	14,375	14,375
	New York NY GO	5.000%	8/1/19		3,500	3,530
	New York NY GO	5.000%	8/1/20		12,500	13,029
	New York NY GO	5.000%	8/1/21		31,040	33,356
	New York NY GO	5.000%	4/1/25		4,300	4,698
	New York State Dormitory Authority Revenue	5.000%	3/15/21		50,000	53,128
	New York State Dormitory Authority Revenue	5.000%	3/15/22		50,000	54,792
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20		1,125	1,180
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19		1,500	1,515
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/19		1,350	1,350
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,805	13,571
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		8,140	8,627
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		10,130	10,736
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		63,405	67,196
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		50,000	54,628
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		8,500	9,310
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	(ETM)	600	610

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.320%	5/7/19		11,200	11,200
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.320%	5/7/19		8,940	8,940
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.320%	5/8/19		7,500	7,500
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	2.330%	5/8/19		7,500	7,500
1	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds) TOB VRDO	2.310%	5/7/19		7,500	7,500
1	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds) TOB VRDO	2.330%	5/7/19		3,600	3,600
	New York State Housing Finance Agency Affordable Housing Revenue	1.800%	5/1/20		1,620	1,621
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,950	2,930
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,570	3,545
	New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21		14,210	14,210
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,516
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,759
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		5,000	5,011
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,306
	New York State Housing Finance Agency Affordable Housing Revenue	1.950%	5/1/22		4,000	4,000
	New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,220	4,245
	New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,064
	New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		2,625	2,629
	New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,000
	New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,219
	New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,254
	New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,550
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		2,500	2,499
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		1,625	1,623
	New York State Housing Finance Agency Housing Revenue	1.375%	11/1/19		2,000	1,997
	New York State Housing Finance Agency Housing Revenue	1.600%	5/1/21		3,900	3,878
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		8,500	8,439
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		9,005	8,940
	New York State Housing Finance Agency Housing Revenue	2.300%	5/1/22		4,500	4,528
	New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,865	6,909
	New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		7,890	7,942
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	2.300%	5/8/19	LOC	15,900	15,900
	New York State Housing Finance Agency Revenue	1.100%	11/1/19		1,000	997
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,462
1	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	2.320%	5/7/19		9,000	9,000
	New York State Thruway Authority Revenue	5.000%	5/1/19		48,895	48,895
	New York State Thruway Authority Revenue	4.000%	2/1/20		302,180	304,733
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/22		4,335	4,609
1	New York State Thruway Authority Revenue TOB VRDO	2.330%	5/7/19		13,000	13,000
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		32,280	33,237
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		19,195	20,396
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		12,860	13,664
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	2.320%	5/8/19		10,000	10,000
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	2.320%	5/8/19		7,455	7,455
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	2.330%	5/8/19		15,130	15,130
1	New York State Urban Development Corp. Revenue TOB VRDO	2.330%	5/8/19		6,720	6,720
	New York State Urban Development Corp. Revenue VRDO	2.310%	5/7/19		15,105	15,105
1	New York Urban Development Corp. Revenue TOB VRDO	2.320%	5/7/19		7,500	7,500
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.360%	5/7/19	LOC	43,800	43,800
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.400%	5/7/19	LOC	23,500	23,500
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	(ETM)	260	261
	Orange & Ulster Counties NY Board Cooperative Educational Services Revenue	3.000%	7/24/19		9,000	9,017
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.310%	5/7/19		7,500	7,500
1	Port Authority of New York & New Jersey Revenue TOB VRDO	2.330%	5/7/19		3,500	3,500
3	Schenectady NY BAN	2.500%	5/8/20		9,560	9,627
	Syracuse NY GO	3.000%	7/10/19		21,300	21,343
	Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19		7,000	7,011
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		5,905	6,097
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		1,775	1,821
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,704
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		1,000	1,041
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		1,575	1,713
2	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.350%	2.026%	12/3/19		1,000	1,000
	Triborough Bridge & Tunnel Authority New York Revenue PUT	2.078%	9/26/19		11,820	11,835
2	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.500%	2.176%	6/3/19		5,435	5,451
	Westchester County NY GO	5.000%	1/1/21		1,570	1,663
	Westchester County NY Health Care Corp. Revenue	5.125%	11/1/20		850	888
	Westhill NY Central School District BAN	3.000%	7/5/19		7,200	7,212
						2,935,400

Short-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
North Carolina (1.3%)
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,345	3,486
	Charlotte NC GO	5.000%	7/1/22	3,725	4,117
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,360	1,387
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,401
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	2,000	2,078
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22	13,000	14,120
2	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	12/1/21	21,000	20,965
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	2.330%	5/7/19	10,805	10,805
	East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,575
	East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	3,834
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/21	1,000	1,061
	Greensboro NC Combined Enterprise System Revenue	5.250%	6/1/21	4,370	4,696
	Guilford County NC GO	5.000%	5/1/19	1,820	1,820
	Guilford County NC GO	5.000%	2/1/21	1,200	1,270
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,095
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20	1,000	1,045
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	1,000	1,074
	North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic Services, Inc. Project) PUT	1.950%	6/3/19	23,250	23,253
	North Carolina GO	5.000%	5/1/19	1,525	1,525
	North Carolina GO	5.000%	5/1/20	2,300	2,379
	North Carolina GO	5.000%	5/1/20	1,035	1,071
	North Carolina GO	5.000%	6/1/20	2,840	2,945
	North Carolina GO	5.000%	6/1/21	1,000	1,070
	North Carolina GO	5.000%	6/1/21	17,915	19,166
	North Carolina GO	4.000%	5/1/22	10,000	10,702
	North Carolina GO	4.000%	6/1/22	3,240	3,474
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22	13,500	13,531
	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	2.650%	11/27/19	11,600	11,600
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	2,080	2,151
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24	500	501
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	691
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/19	250	253
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/20	310	321
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/21	275	291
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/22	350	378
	North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	663
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	734
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	537
	Raleigh NC Combined Enterprise System Revenue VRDO	2.450%	5/7/19	11,800	11,800
	Raleigh NC GO	5.000%	9/1/22	2,000	2,220
	Union County NC GO	5.000%	9/1/20	1,430	1,494
	Union County NC GO	5.000%	9/1/21	1,200	1,293
	Wake County NC GO	5.000%	3/1/21	2,395	2,542
	Wake County NC GO	5.000%	3/1/21	2,385	2,531
	Wake County NC GO	5.000%	3/1/21	1,645	1,746
	Wake County NC GO	5.000%	4/1/21	2,400	2,554
	Wake County NC GO	5.000%	3/1/22	8,200	8,971
	Wake County NC Public Improvement GO	5.000%	9/1/21	1,505	1,622
					212,838
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/19	150	153
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20	750	783
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21	1,000	1,071
1	North Dakota Public Finance Authority Revenue TOB VRDO	2.390%	5/2/19	5,095	5,095
					7,102
Ohio (2.5%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System
	Obligated Group)	5.000%	11/15/20	1,460	1,524
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,621
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/19	1,000	1,008
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21	2,605	2,778

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22		3,750	4,104
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22		14,190	15,496
2	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT, SIFMA Municipal Swap Index Yield + 0.750%	3.050%	5/1/20		825	826
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23		1,250	1,281
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21		8,000	8,029
	American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22		23,500	23,735
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21		750	807
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22		750	827
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20		275	284
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21		285	298
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21		925	996
	Cleveland OH Airport System Revenue	5.000%	1/1/20	(4)	430	439
	Cleveland OH GO	4.000%	12/1/21		375	396
	Cleveland OH GO	5.000%	12/1/22		500	557
	Cleveland OH Water Revenue	5.000%	1/1/21		9,025	9,524
	Cleveland OH Water Revenue	5.000%	1/1/22		8,760	9,524
	Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center LLC Project) VRDO	2.260%	5/7/19	LOC	2,105	2,105
1	Cuyahoga OH CP TOB VRDO	2.420%	5/7/19		4,155	4,155
2	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.730%	11/15/21		7,500	7,502
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	2.340%	5/7/19		8,250	8,250
	Franklin OH GO	5.000%	6/1/21		1,805	1,930
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20		575	580
1	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	2.360%	5/7/19	LOC	11,395	11,395
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/19		3,000	3,059
1	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	2.350%	5/7/19		42,200	42,200
1	Kettering Health Network Obligated Group Ohio TOB VRDO	2.500%	5/7/19		11,160	11,160
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19		810	817
2	Lancaster OH Port Authority Gas Supply Revenue PUT, 67% of 1M USD LIBOR + 0.720%	2.396%	8/1/19		19,825	19,829
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/19		1,165	1,183
	Ohio Common Schools GO	5.000%	9/15/20		5,000	5,230
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/19		1,045	1,060
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/21		2,755	2,973
	Ohio GO	2.000%	3/1/20		3,040	3,050
	Ohio GO	5.000%	2/1/21		2,250	2,381
	Ohio GO	5.000%	9/15/21		1,300	1,402
	Ohio GO	5.000%	2/1/22		1,220	1,330
	Ohio GO	5.000%	9/15/22		9,865	10,952
	Ohio Higher Education GO	5.000%	5/1/20		10,520	10,875
	Ohio Higher Education GO	5.000%	5/1/21		11,050	11,783
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19		1,500	1,525
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20		1,500	1,574
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21		1,045	1,130
	Ohio Highway Capital Improvements GO	5.000%	5/1/19		1,200	1,200
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.540%	5/1/19		13,250	13,250
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.550%	5/1/19		10,875	10,875
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.550%	5/1/19		13,000	13,000
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		20,000	21,727
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		2,775	3,046
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/20		1,125	1,184
	Ohio State University General Receipts Revenue	5.000%	12/1/19		1,515	1,545
	Ohio State University General Receipts Revenue	5.000%	12/1/20		1,250	1,316
	Ohio State University General Receipts Revenue	5.000%	12/1/21		1,400	1,519
	Ohio State University General Receipts Revenue	5.000%	12/1/22		1,110	1,239
1	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	2.400%	5/7/19		7,500	7,500
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/21		2,890	3,138
	Ohio Water Development Authority Fresh Water Revenue	5.250%	12/1/21		1,250	1,353
2	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, SIFMA Municipal Swap Index Yield + 0.220%	2.520%	12/1/20		84,435	84,403
2	University of Cincinnati Ohio General Receipts Revenue, 67% of 1M USD LIBOR + 0.340%	2.004%	6/1/20		2,000	2,000
						421,779
Oklahoma (0.2%)
	Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools Project)	5.000%	7/1/19		2,250	2,262
	Norman OK Regional Hospital Authority Revenue	4.000%	9/1/19		2,000	2,013
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		1,170	1,216
	Oklahoma City OK GO	4.000%	3/1/21		2,940	3,068
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/22		1,000	1,083
	Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21		1,405	1,495

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Tulsa County OK Independent School District No. 11 (Owasso) GO	3.000%	1/1/20		4,000	4,034
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/21		7,450	7,726
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/22		7,450	7,887
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/20		1,500	1,564
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21		825	886
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22		1,050	1,158
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23		500	564
						34,956
Oregon (0.7%)
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23		3,100	3,100
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24		575	575
	Multnomah County OR GO	5.000%	6/1/19		7,960	7,982
	Multnomah County OR GO	5.000%	6/1/20		8,345	8,655
	Multnomah County OR GO	5.000%	6/1/21		8,770	9,386
	Multnomah County OR GO	5.000%	6/1/22		9,205	10,144
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/21		6,020	6,529
1	Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	2.360%	5/7/19		5,000	5,000
1	Oregon Facilities Authority Revenue (Reed College Project) TOB VRDO	2.330%	5/7/19		7,500	7,500
	Oregon GO	3.000%	5/1/19		2,500	2,500
	Oregon GO	3.000%	6/1/19		1,000	1,001
	Oregon GO	3.000%	11/1/19		1,000	1,007
	Oregon GO	5.000%	5/1/20		2,725	2,817
	Oregon GO	5.000%	8/1/20		3,300	3,439
	Oregon GO	5.000%	11/1/20		3,100	3,257
	Oregon GO	5.000%	5/1/21		2,065	2,202
	Oregon GO	5.000%	6/1/21		2,075	2,219
	Oregon GO	5.000%	8/1/21		1,750	1,881
	Oregon GO	4.000%	11/1/21		3,610	3,822
	Oregon GO	5.000%	5/1/22		4,105	4,379
	Oregon GO	5.000%	5/1/22		1,500	1,648
	Oregon GO	5.000%	8/1/22		1,000	1,107
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	2.400%	5/7/19		13,140	13,140
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19		2,200	2,202
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/21	(14)	4,000	4,282
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/20		1,600	1,643
						111,417
Pennsylvania (5.5%)
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22		600	602
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,750	1,891
	Allegheny County PA Hospital Development Authority Revenue	5.000%	5/15/22		1,335	1,379
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,797
	Allegheny County PA Hospital Development Authority Revenue (Children’s Hospital of Pittsburgh Project) VRDO	2.370%	5/7/19	LOC	1,250	1,250
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	2.553%	2/1/21		3,030	3,034
1,2	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	2.470%	6/3/19	LOC	10,000	10,000
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.300%	5/1/19	LOC	14,140	14,140
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.340%	5/1/19	LOC	5,700	5,700
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.330%	5/8/19	LOC	9,675	9,675
	Allegheny County PA Port Authority Revenue	5.250%	3/1/21		1,325	1,408
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22		5,000	5,310
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,470	1,554
	Beaver County PA GO	4.000%	4/15/20	(15)	660	673
	Beaver County PA GO	4.000%	4/15/21	(15)	695	721
	Beaver County PA GO	4.000%	4/15/22	(15)	720	760
3	Berks County PA GO	5.000%	11/15/21		700	758
3	Berks County PA GO	5.000%	11/15/22		575	641
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/22		500	550
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB VRDO	2.400%	5/7/19		9,750	9,750
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB VRDO	2.530%	5/7/19	(Prere.)	2,500	2,500
2	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	2.214%	11/1/21		10,990	10,965
2	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	2.224%	11/1/21		6,380	6,367
	Bethlehem PA GO	5.000%	12/1/21	(4)	305	330
	Bethlehem PA GO	5.000%	12/1/22	(4)	300	334

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Bucks County PA GO	5.000%	5/1/19		1,500	1,500
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19	(15)	500	501
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22	(15)	1,725	1,895
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22		800	882
1	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) TOB VRDO	2.560%	5/7/19	LOC	28,520	28,520
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19		970	973
	Coatesville PA School District GO	4.000%	8/1/20	(4)	325	332
	Coatesville PA School District GO	5.000%	8/1/21	(4)	1,270	1,345
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		1,125	1,163
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,063
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,760	1,920
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,625	2,937
3	Connellsville PA Area School District GO	4.000%	8/15/21	(15)	500	522
3	Connellsville PA Area School District GO	4.000%	8/15/22	(15)	535	569
3	Connellsville PA Area School District GO	4.000%	8/15/23	(15)	755	815
3	Connellsville PA Area School District GO	4.000%	8/15/24	(15)	755	828
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19		1,265	1,267
	Delaware County PA GO	5.000%	10/1/19		3,025	3,068
	Delaware County PA GO	5.000%	10/1/20		2,700	2,829
1	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	2.450%	5/7/19		6,380	6,380
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	5,000	5,114
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/21		14,000	14,757
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		16,930	18,351
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		1,210	1,332
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		9,500	10,577
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/20		575	597
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/22		815	893
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	561
3	Erie PA City School District GO	5.000%	4/1/20	(4)	425	437
3	Erie PA City School District GO	5.000%	4/1/22	(4)	325	353
3	Erie PA City School District GO	5.000%	4/1/24	(4)	250	283
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/21		750	787
	Hempfield PA School District GO	4.000%	3/15/20	(15)	2,745	2,799
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,301
	Kennett PA Consolidated School District GO	4.000%	2/15/20		350	357
	Kennett PA Consolidated School District GO	4.000%	2/15/21		720	750
	Kennett PA Consolidated School District GO	4.000%	2/15/22		800	849
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22		1,000	1,106
1	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System) TOB VRDO	2.300%	5/7/19		4,160	4,160
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19		500	503
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20		820	849
1	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	2.450%	5/7/19		7,425	7,425
	Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	737
	Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,047
	Luzerne County PA GO	5.000%	12/15/21	(4)	1,500	1,614
	Luzerne County PA GO	5.000%	12/15/22	(4)	1,000	1,104
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21	(4)	1,190	1,266
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22	(4)	1,305	1,418
2	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	2.171%	11/1/21		2,000	2,000
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.220%	1.921%	5/1/19		700	700
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	1.971%	6/3/19		750	750
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	2.021%	6/3/19		1,000	998
2	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	2.121%	6/3/19		1,125	1,124
	Montgomery County PA GO	4.000%	5/1/21		1,990	2,084
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/19	(ETM)	490	491
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/19		510	511
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	4.000%	10/1/19		1,000	1,006
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,260	1,300
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,390
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	906

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,437
2	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	3.020%	9/1/23		9,250	9,254
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		5,000	5,013
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		8,000	8,020
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		11,250	11,283
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	4.000%	12/1/22		500	518
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/23		820	889
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/20		650	641
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		785	783
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21		725	773
1	Mount Lebanon PA School District GO TOB VRDO	2.350%	5/7/19		15,500	15,500
3	New Kensington Arnold PA School District GO	4.000%	5/15/20	(15)	820	837
3	New Kensington Arnold PA School District GO	4.000%	5/15/21	(15)	940	978
3	New Kensington Arnold PA School District GO	4.000%	5/15/22	(15)	970	1,027
2	North Penn PA Water Authority Revenue PUT, 67% of 1M USD LIBOR + 0.500%	2.176%	11/1/19		2,500	2,500
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	4.000%	8/15/19		1,340	1,348
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20		1,000	1,040
2	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.700%	8/15/20		8,125	8,175
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	3.250%	7/1/19		940	941
	Pennsylvania COP	5.000%	7/1/20		470	486
	Pennsylvania COP	5.000%	7/1/22		300	326
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22		5,000	5,379
1	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	2.400%	5/7/19		3,335	3,335
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Republic Services Inc. Project) PUT	1.750%	7/1/19		2,500	2,500
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/19		1,250	1,250
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,177
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20		7,290	7,331
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20		5,265	5,294
	Pennsylvania GO	5.000%	3/1/20		11,310	11,621
	Pennsylvania GO	5.000%	1/1/21		19,835	20,914
	Pennsylvania GO	5.000%	3/1/21		11,900	12,611
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	10,000	10,839
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	8,250	8,942
	Pennsylvania GO	5.000%	3/1/22		5,100	5,561
	Pennsylvania GO	5.000%	8/15/23		10,000	11,345
	Pennsylvania GO	5.000%	1/15/24		4,385	5,014
1	Pennsylvania GO TOB VRDO	2.330%	5/7/19		7,625	7,625
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		3,575	3,706
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		1,205	1,249
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		4,830	5,155
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		1,285	1,371
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		5,920	6,497
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		1,360	1,492
1	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System) TOB VRDO	2.360%	5/7/19		7,560	7,560
1	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Housing Project) TOB VRDO	2.650%	5/7/19	LOC	30,300	30,300
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20		2,205	2,215
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.850%	5/1/21		1,565	1,583
1	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	2.300%	5/7/19		8,635	8,635
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/20		5,060	5,225
	Pennsylvania State University Revenue	5.000%	9/1/19		500	506
	Pennsylvania State University Revenue	5.000%	9/1/19		4,220	4,268
1	Pennsylvania Turnpike Commission Motor License Fund Revenue TOB VRDO	2.450%	5/7/19		4,350	4,350
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19		1,260	1,285
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19		1,320	1,324
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20		18,520	19,190
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		325	342

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,530
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		375	406
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		5,250	5,743
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		480	535
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		1,000	1,115
3	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		4,300	4,821
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.340%	5/1/19	(4)LOC	12,785	12,785
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	2.480%	5/7/19		1,880	1,880
1	Pennsylvania Turnpike Commission Revenue TOB VRDO	2.480%	5/7/19		5,595	5,595
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	12/1/20		3,750	3,745
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	2.730%	12/1/21		10,000	9,977
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	2.800%	12/1/20		25,000	24,991
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.000%	12/1/19		5,000	5,001
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.280%	12/1/21		2,550	2,574
2	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	3.570%	12/1/20		1,930	1,947
	Philadelphia Gas Works Co. Revenue	5.000%	8/1/19		5,890	5,937
1	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	2.330%	5/7/19		7,500	7,500
1	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	2.330%	5/7/19		7,500	7,500
	Philadelphia PA Gas Works Revenue	5.000%	10/1/19		6,510	6,598
	Philadelphia PA Gas Works Revenue	5.000%	10/1/20		3,500	3,660
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,100	3,414
	Philadelphia PA GO VRDO	2.290%	5/7/19	LOC	17,100	17,100
1	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	2.330%	5/7/19		4,765	4,765
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/20		1,700	1,747
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	751
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,073
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		1,000	1,093
	Philadelphia PA School District GO	5.000%	9/1/19		1,750	1,767
	Philadelphia PA School District GO	5.000%	9/1/19		1,750	1,768
	Philadelphia PA School District GO	5.000%	9/1/19		1,850	1,868
	Philadelphia PA School District GO	5.000%	9/1/20		2,975	3,094
	Philadelphia PA School District GO	5.000%	9/1/20		4,000	4,159
	Philadelphia PA School District GO	5.000%	9/1/21		1,100	1,174
	Philadelphia PA School District GO	5.000%	9/1/23		1,095	1,225
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	2.390%	5/7/19	(4)	87,570	87,570
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/20		500	517
	Pittsburgh PA GO	5.000%	9/1/21		500	538
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,155
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	12,995	13,553
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/21	(4)	13,650	14,673
2	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	2.391%	6/3/19	(4)	51,000	51,029
	Reading PA School District GO	5.000%	3/1/22	(4)	540	584
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/21		1,000	1,079
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/22		765	848
	Scranton PA School District GO	5.000%	6/1/19		500	501
	Scranton PA School District GO	5.000%	6/1/20		645	663
2	Scranton School District PA GO PUT, 68% of 1M USD LIBOR + 0.850%	2.551%	4/1/21		2,755	2,759
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	715
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		300	327
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20		3,515	3,678
1	Tower Health Obligated Group Pennsylvania TOB VRDO	2.420%	5/7/19		4,500	4,500
	University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20	(15)	1,535	1,590
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21	(15)	1,245	1,341
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	604
	West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19		860	862
1	Westmoreland County PA Municipal Authority Revenue TOB VRDO	2.450%	5/7/19	(15)	5,665	5,665
1	Westmoreland County PA Municipal Authority Revenue TOB VRDO	2.450%	5/7/19	(15)	3,685	3,685
	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	(15)	225	250
	York County PA School of Technology Authority Lease Revenue	4.000%	2/15/20	(15)	500	509
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21	(15)	740	783
						924,561
Puerto Rico (0.1%)
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	1,025	1,044
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	3,250	3,290

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	(14)	1,570	1,575
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	2,595	2,628
	Puerto Rico GO	5.500%	7/1/20	(14)	5,750	5,889
	Puerto Rico GO	5.500%	7/1/20	(14)	515	527
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		9,779	8,217
						23,170
Rhode Island (0.1%)
	Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	545
1	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island) TOB VRDO	2.400%	5/7/19		6,670	6,670
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/19		1,760	1,762
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/20		1,650	1,699
						10,676
South Carolina (0.7%)
1	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project) TOB VRDO	2.350%	5/7/19		7,250	7,250
2	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT, 70% of 1M USD LIBOR + 0.370%	2.108%	1/1/22		25,000	24,971
	Columbia SC Waterworks & Sewer System Revenue VRDO	2.300%	5/7/19	LOC	3,115	3,115
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19		1,050	1,070
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19		560	568
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		500	536
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		1,000	1,073
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20		1,000	1,046
	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		10,000	10,844
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20		1,310	1,341
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21		1,900	1,999
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,135
	South Carolina Public Service Authority Revenue	4.000%	12/1/19	(ETM)	2,715	2,753
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,250	1,272
	South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	3,165	3,226
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		5,685	5,783
	South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	1,535	1,565
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		615	626
	South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,475	1,500
	South Carolina Public Service Authority Revenue	4.000%	12/1/20	(ETM)	450	467
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,125	4,313
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		21,000	21,955
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,275	3,522
	South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	425	461
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		5,865	6,307
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		1,100	1,183
	South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,130	1,229
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21		4,000	4,312
						115,422
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/19		1,840	1,860
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/20		1,130	1,179
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/21		1,500	1,611
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19		395	399
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19		600	610
						5,659
Tennessee (1.1%)
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/19		1,575	1,583
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,554
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,145
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,250	1,368
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	1,010
	Hamilton County TN GO	5.000%	1/1/21		1,200	1,227
	Hamilton County TN GO	5.000%	4/1/21		10,810	11,506
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/23		1,000	1,110
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/19		385	388
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/20		395	404

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/20		1,155	1,195
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	4.000%	4/1/21		635	654
1	Memphis TN GO TOB VRDO	2.450%	5/7/19		5,995	5,995
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19		3,200	3,218
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		17,650	17,564
	Metropolitan Government of Nashville & Davidson County TN Revenue (Extendible)	2.520%	6/19/19		25,000	24,994
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	2.350%	5/1/19	LOC	2,385	2,385
	Murfreesboro TN GO	5.000%	6/1/19		2,160	2,166
	Shelby County TN GO	5.000%	3/1/21		1,230	1,306
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/20		1,000	1,032
	Tennergy Corp. Tennessee Gas Revenue PUT	5.000%	10/1/24		7,500	8,575
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19		22,540	22,757
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		3,500	3,567
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		2,500	2,592
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,500	2,723
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		37,465	39,706
	Tennessee GO	5.000%	8/1/21		1,095	1,178
	Tennessee GO	5.000%	8/1/21		1,000	1,075
	Tennessee GO	5.000%	2/1/22		7,270	7,934
	Tennessee GO	4.000%	8/1/22		6,865	7,383
	Tennessee GO	5.000%	8/1/22		1,500	1,661
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/21		2,500	2,706
	Williamson County TN GO	5.000%	4/1/21		500	532
	Williamson County TN GO	5.000%	4/1/22		1,450	1,590
						185,783
Texas (14.2%)
	Aldine TX Independent School District GO	5.000%	2/15/20		8,875	9,110
	Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,430
	Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,135	9,187
	Arlington TX Independent School District GO	5.000%	2/15/20		1,200	1,232
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20		650	665
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/20		500	511
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		560	590
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		530	557
	Austin TX Affordable Multifamily Housing Revenue (Commons at Goodnight Apartments) PUT	1.850%	7/1/20		10,000	9,998
	Austin TX Combined Utility System Revenue	1.700%	5/15/19		102,335	102,305
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		200	208
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21		150	160
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		150	165
	Austin TX GO	5.000%	9/1/19		2,865	2,897
	Bexar County TX GO	5.000%	6/15/20		7,840	8,135
	Bexar County TX GO	5.000%	6/15/20		2,595	2,693
	Capital Area Housing Finance Corp. Texas Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22		6,875	6,936
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		700	717
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,000	1,048
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22		3,500	3,639
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21		5,500	5,686
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		9,950	9,901
	Clear Creek TX Independent School District GO PUT	2.150%	8/16/21		9,500	9,543
	Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.340%	5/2/19	(4)	5,350	5,350
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/21		770	812
	Conroe TX Independent School District GO	5.000%	2/15/20		2,230	2,289
	Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19		5,500	5,503
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22		4,020	4,255
	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/24		10,140	10,974
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		1,395	1,474
	Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19		17,000	17,034
	Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19		19,290	19,411
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,000	4,972
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,345
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		5,700	5,784
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		5,160	5,183
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,195	1,199
1	Cypress-Fairbanks TX Independent School District GO TOB VRDO	2.300%	5/1/19		32,585	32,585
	Dallas County TX GO	5.000%	8/15/22		3,700	4,090

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Dallas TX GO	5.000%	2/15/20		7,165	7,352
	Dallas TX GO	5.000%	2/15/20		1,255	1,288
3	Dallas TX GO	5.000%	2/15/22		9,030	9,830
	Dallas TX GO	5.000%	2/15/23		3,000	3,357
3	Dallas TX GO	5.000%	2/15/23		9,455	10,569
	Dallas TX Independent School District GO PUT	5.000%	2/15/20		15,000	15,373
	Dallas TX Independent School District GO PUT	5.000%	2/15/21		1,000	1,056
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20		3,000	3,139
	Deer Park TX Independent School District GO PUT	3.000%	10/1/19		9,330	9,376
	Denton County TX GO	4.000%	7/15/19		2,500	2,512
	Denton County TX GO	5.000%	7/15/20		1,100	1,144
	Dickinson TX Independent School District GO PUT	1.350%	8/1/19		2,750	2,747
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19		1,435	1,449
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19		10,000	10,005
	El Paso TX GO	5.000%	8/15/19		3,500	3,533
	Fort Bend TX Independent School District GO	5.000%	8/15/22		2,455	2,560
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/19		4,755	4,750
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20		5,580	5,546
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21		5,385	5,331
3	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22		12,500	12,502
1	Fort Worth TX Special Tax Revenue TOB VRDO	2.470%	5/7/19		11,675	11,675
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20		1,680	1,725
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20		4,005	4,112
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21		1,880	1,934
	Frisco TX GO	5.000%	2/15/20		8,435	8,657
	Frisco TX Independent School District GO	5.000%	8/15/21		1,500	1,613
	Galveston County TX GO	4.000%	2/1/20		1,200	1,222
	Georgetown TX Independent School District GO PUT	2.500%	8/1/19		3,500	3,505
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,231
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	7,963
	Georgia TX GO PUT	1.950%	8/14/20		6,750	6,759
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21		6,135	6,498
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/23		1,650	1,746
	Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19		5,000	4,991
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	10/1/23		15,000	16,909
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		102,700	114,122
1,2	Grapevine-Colleyville TX Independent School District GO TOB PUT	2.430%	7/4/19		22,020	22,020
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,780	1,784
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,970	1,974
	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		13,775	13,955
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	2.340%	5/1/19	LOC	5,740	5,740
2	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.830%	3.130%	6/1/21		1,000	1,007
2	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT, 68% of 1M USD LIBOR + 0.850%	2.539%	6/1/20		32,500	32,619
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/19		500	509
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/20		860	903
	Harris County TX GO	5.000%	10/1/19		1,550	1,572
	Harris County TX GO	5.000%	8/15/20		4,250	4,431
	Harris County TX GO	5.000%	10/1/20		4,760	4,984
	Harris County TX GO	5.000%	10/1/20		3,005	3,146
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.340%	5/2/19	(4)	650	650
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	2.390%	5/2/19	(4)	11,375	11,375
1	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	2.330%	5/7/19		6,660	6,660
1	Harris TX TOB VRDO	2.330%	5/7/19		24,835	24,835
	Hays County TX GO	5.000%	2/15/22		600	653
	Houston TX GO	5.000%	3/1/20		15,000	15,417
	Houston TX GO	5.000%	3/1/20		3,030	3,114
	Houston TX GO	5.000%	3/1/20		1,275	1,278
	Houston TX GO	5.000%	3/1/20		2,500	2,570
	Houston TX GO	5.000%	3/1/21		17,850	18,930
	Houston TX GO	5.000%	3/1/21		2,500	2,651
	Houston TX GO	5.000%	3/1/22		3,000	3,271
	Houston TX GO	5.000%	3/1/23		1,750	1,958
	Houston TX Independent School District GO	5.000%	2/15/20		18,970	19,471
	Houston TX Independent School District GO	5.000%	2/15/21		17,605	18,648
	Houston TX Independent School District GO PUT	1.375%	6/1/19		1,840	1,839
	Houston TX Independent School District GO PUT	3.000%	6/1/19		20,565	20,586

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Houston TX Independent School District GO PUT	1.450%	6/1/20		15,580	15,515
	Houston TX Independent School District GO PUT	2.200%	6/1/20		6,000	6,023
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,450	3,485
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,434
	Houston TX Utility System Revenue	4.000%	11/15/20		1,780	1,844
	Houston TX Utility System Revenue	4.000%	11/15/21		1,795	1,900
2	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	2.094%	8/1/21		45,100	44,994
2	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/20		37,000	37,090
	Houston TX Utility System Revenue VRDO	2.330%	5/7/19	LOC	17,650	17,650
	Humble TX Independent School District GO	5.000%	2/15/20		2,060	2,113
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21		1,250	1,342
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		1,000	1,105
	Irving TX Independent School District GO	5.000%	2/15/20		2,000	2,053
	Katy TX Independent School District GO	5.000%	2/15/20		2,600	2,669
2	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.550%	2.207%	8/15/19		30,070	30,072
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	4.000%	8/15/19		1,100	1,106
	Klein TX Independent School District GO	5.000%	8/1/19		2,025	2,042
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	(Prere.)	505	518
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22		5,100	5,193
	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20		16,405	16,428
	Leander TX Independent School District GO	5.000%	8/15/21		1,000	1,075
	Lewisville TX Independent School District GO	5.000%	8/15/19		3,775	3,812
	Lewisville TX Independent School District GO	5.000%	8/15/22		1,185	1,311
	Lone Star College System Texas GO	5.000%	2/15/21		1,150	1,219
1	Lone Star College System Texas GO TOB VRDO	2.330%	5/7/19	(Prere.)	17,400	17,400
	Longview TX Independent School District GO	5.000%	2/15/20		1,000	1,026
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/21		675	698
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,950	2,139
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23		3,205	3,417
1	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	2.420%	5/7/19		5,370	5,370
	Lubbock TX GO	5.000%	2/15/20		1,150	1,181
	Lubbock TX GO	5.000%	2/15/20		1,010	1,037
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21		7,785	7,883
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20		5,500	5,544
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Allied Waste Inc. Project) PUT	1.750%	7/1/19		3,250	3,250
	Missouri City TX GO	4.000%	6/15/19		1,000	1,003
	New Caney TX Independent School District GO PUT	3.000%	8/15/21		8,250	8,447
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/21		1,855	1,991
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/21		930	959
	North East TX Independent School District GO	5.000%	8/1/21		1,160	1,246
	North East TX Independent School District GO PUT	1.420%	8/1/21		565	557
	North East TX Independent School District GO PUT	2.375%	8/1/22		7,500	7,620
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/20		650	661
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20		1,410	1,462
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21		1,450	1,549
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/21		1,690	1,805
	North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20		1,405	1,456
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/19		6,105	6,174
	North Texas Municipal Water District Water System Revenue	5.250%	9/1/22		4,405	4,840
	North Texas Tollway Authority System Revenue	5.000%	1/1/20		2,075	2,121
	North Texas Tollway Authority System Revenue	5.000%	1/1/21		4,000	4,217
	North Texas Tollway Authority System Revenue	5.000%	1/1/22		2,725	2,960
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		3,065	3,422
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		2,685	2,994
2	North Texas Tollway Authority System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.670%	2.970%	1/1/20		42,940	42,923
	Northside Independent School District Texas GO PUT	2.750%	8/1/23		15,840	16,374
	Northside Independent School District Texas GO	5.000%	8/1/20		2,315	2,411
	Northside Independent School District Texas GO PUT	1.450%	6/1/20		15,935	15,869
	Northside Independent School District Texas GO PUT	2.125%	8/1/20		7,320	7,326
	Northside Independent School District Texas GO PUT	1.750%	6/1/22		1,760	1,749
	Northside Independent School District Texas GO	5.000%	2/15/21		1,000	1,059
	Northside Independent School District Texas GO PUT	2.000%	6/1/21		500	501
	Pasadena TX Independent School District GO VRDO	2.300%	5/7/19	(4)	42,540	42,540
	Pflugerville TX Independent School District GO	5.000%	2/15/20		1,700	1,745

Short-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	Pflugerville TX Independent School District GO PUT	2.500%	8/15/23	4,000	4,098
	Rockwall TX GO	5.000%	8/1/19	2,300	2,319
	Round Rock TX Independent School District GO	1.500%	8/1/19	2,275	2,255
	Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,810
	Round Rock TX Independent School District GO	5.000%	8/1/20	1,060	1,104
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,450	5,587
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	6,000	6,348
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	45,292
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21	31,725	31,735
	San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22	12,500	12,801
	San Antonio TX GO	5.000%	2/1/20	2,000	2,050
	San Antonio TX Water Revenue	5.000%	5/15/19	250	250
	San Antonio TX Water Revenue PUT	2.000%	11/1/21	6,720	6,725
	San Antonio TX Water Revenue PUT	2.000%	11/1/22	15,190	15,217
	San Antonio TX Water Revenue PUT	2.625%	5/1/24	5,000	5,155
	Sherman TX Independent School District GO	3.000%	8/1/20	1,525	1,547
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	500	539
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	500	554
	Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	1,963
	Spring Branch TX Independent School District GO	5.000%	8/15/19	1,000	1,010
1	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	2.330%	5/7/19	4,620	4,620
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,179
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	958
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	842
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	2.140%	5/8/19	2,000	2,000
	Temple TX Independent School District GO	4.000%	2/1/22	1,120	1,165
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,246
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,460	2,626
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	1,873
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,000	1,067
	Texas GO	4.000%	8/1/19	1,320	1,328
	Texas GO	5.000%	10/1/19	1,000	1,014
	Texas GO	5.000%	10/1/19	14,195	14,393
	Texas GO	5.000%	8/1/20	1,000	1,042
	Texas GO	5.000%	8/1/20	1,000	1,042
	Texas GO	5.000%	10/1/20	1,250	1,309
	Texas GO	5.000%	8/1/21	1,000	1,074
	Texas GO	5.000%	8/1/22	2,500	2,688
	Texas GO	5.000%	8/1/23	2,060	2,214
	Texas GO VRDO	2.150%	5/7/19	23,230	23,230
	Texas GO VRDO	2.380%	5/7/19	21,200	21,200
	Texas GO VRDO	2.300%	5/8/19	55,000	55,000
	Texas GO VRDO	2.380%	5/8/19	19,930	19,930
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,374
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	7,700	8,096
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,815	1,978
	Texas Revenue	4.000%	8/29/19	317,770	320,067
	Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,633
	Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,389
	Texas Transportation Commission GO	5.000%	4/1/20	2,800	2,886
	Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,508
	Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,324
	Texas Transportation Commission GO	5.000%	10/1/21	1,980	2,138
2	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	10/1/21	109,275	108,990
	Texas Transportation Commission Revenue	5.000%	10/1/19	19,935	20,216
	Texas Transportation Commission Revenue	5.000%	4/1/20	4,375	4,510
5	Texas Transportation Commission Revenue	5.000%	10/1/20	37,270	39,034
5	Texas Transportation Commission Revenue	5.000%	10/1/20	5,780	6,054
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21	6,820	7,182
	Texas Transportation Commission State Highway Fund Revenue VRDO	2.420%	5/7/19	28,345	28,345
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	35,860	36,845
	Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,224
	Texas Water Development Board Revenue	5.000%	4/15/21	4,755	5,066
	Texas Water Development Board Revenue	5.000%	4/15/21	3,750	3,995
	Texas Water Development Board Revenue	5.000%	8/1/21	4,375	4,700
	Texas Water Development Board Revenue	5.000%	10/15/21	15,830	17,113
	Texas Water Development Board Revenue	5.000%	4/15/22	5,095	5,586
	Texas Water Development Board Revenue	5.000%	4/15/22	4,750	5,208
	Texas Water Development Board Revenue	5.000%	8/1/22	4,100	4,533

Short-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	5.000%	10/15/22		11,305	12,572
Texas Water Financial Assistance GO	5.000%	8/1/20		1,825	1,901
Texas Water Financial Assistance GO	5.000%	8/1/22		1,670	1,795
Texas Water Financial Assistance GO	5.000%	8/1/22		1,520	1,634
Texas Water Financial Assistance GO	5.000%	8/1/22		5,600	6,020
Tomball TX Independent School District GO PUT	1.100%	8/15/19		7,330	7,315
Tomball TX Independent School District GO PUT	2.125%	8/15/21		1,000	1,005
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20		1,000	1,041
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21		1,000	1,074
Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22		2,045	2,132
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22		2,020	2,233
University of North Texas Revenue	5.000%	4/15/20		1,650	1,703
University of Texas Permanent University Fund Revenue	5.000%	7/1/19		3,210	3,228
University of Texas Permanent University Fund Revenue	5.000%	7/1/20		1,000	1,040
University of Texas Permanent University Fund Revenue	5.000%	7/1/21		2,415	2,589
University of Texas Permanent University Fund Revenue	5.250%	7/1/21		1,650	1,778
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		8,000	8,077
University of Texas System Revenue Financing System Revenue	5.000%	2/15/20	(Prere.)	3,500	3,594
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,660	3,817
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		5,100	5,319
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,135	3,270
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,000	1,043
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		1,880	2,022
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,285	2,530
University of Texas System Revenue Financing System Revenue VRDO	2.280%	5/7/19		5,750	5,750
Williamson County TX GO	5.000%	2/15/20		1,055	1,083
					2,384,081
Utah (0.5%)
Murray City UT Hospital Revenue (IHC Health Services Inc. Obligated Group) VRDO	2.300%	5/1/19		14,710	14,710
University of Utah Revenue	5.000%	8/1/19		1,000	1,008
University of Utah Revenue	5.000%	8/1/22		1,525	1,687
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/22		32,000	34,944
Utah GO	5.000%	7/1/20		10,075	10,473
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20	(4)	1,035	1,077
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		5,000	5,353
Utah Water Finance Agency Revenue VRDO	2.470%	5/7/19		13,000	13,000
					82,252
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	4.000%	12/1/19		475	481
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	4.000%	12/1/20		600	622
Vermont GO	4.000%	8/15/19		2,615	2,633
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21		1,040	1,124
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22		500	556
					5,416
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19		2,500	2,519

Virginia (1.6%)
Alexandria VA GO	5.000%	7/1/21		1,850	1,987
Alexandria VA GO	5.000%	7/15/21		1,985	2,134
Arlington County VA GO	5.000%	8/15/20		10,000	10,439
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22		6,000	6,703
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19		2,000	2,028
Fairfax County VA GO	4.000%	4/1/20		2,355	2,408
Fairfax County VA GO	5.000%	10/1/20		11,320	11,866
Fairfax County VA GO	4.000%	10/1/21		3,820	4,039
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23		14,500	16,291
Fairfax County VA Public Improvement GO	5.000%	4/1/20		4,785	4,935
Fairfax County VA Public Improvement GO	5.000%	10/1/22		10,315	11,151
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/21		1,000	1,070
Henrico County VA GO	5.000%	8/1/20		4,185	4,363
Henrico County VA GO	5.000%	8/1/21		5,115	5,501
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	3.000%	1/1/20		450	452
Loudoun County VA GO	5.000%	12/1/23		4,670	5,217

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.750%	5/16/19		10,000	9,999
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.850%	5/16/19		750	750
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/20		500	511
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/21		1,010	1,062
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/22		900	973
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19		1,215	1,226
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20		2,705	2,760
1	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) TOB VRDO	2.330%	5/7/19		12,860	12,860
	Peninsula Town Center Community Development Authority Virginia Revenue	4.000%	9/1/23		220	225
	Peninsula Port Authority Virginia Coal Terminal Revenue PUT	1.550%	10/1/19		3,375	3,367
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group) VRDO	2.340%	5/7/19		33,110	33,110
	Virginia Beach VA GO	5.000%	2/1/21		1,775	1,880
	Virginia Beach VA GO	4.000%	7/15/21		1,100	1,106
	Virginia Beach VA GO	5.000%	4/1/22		1,685	1,847
	Virginia Beach VA GO	5.000%	9/15/22		2,000	2,221
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/20		3,190	3,270
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/20		2,215	2,270
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/20		2,275	2,332
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		4,720	4,993
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(ETM)	95	100
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		2,140	2,264
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		500	529
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,930	6,273
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		7,780	8,484
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/19		3,010	3,043
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20		7,095	7,343
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		5,450	5,817
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		3,575	3,816
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,000	1,100
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,855	2,040
	Virginia Commonwealth Transportation Board Revenue (Corridor Development Program)	5.000%	5/15/21		1,950	2,081
	Virginia GO	5.000%	6/1/21		1,000	1,070
1,2	Virginia GO TOB PUT	2.430%	5/2/19		9,175	9,175
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		1,000	1,075
	Virginia Public Building Authority Revenue	5.000%	8/1/21		5,405	5,809
	Virginia Public Building Authority Revenue	5.000%	8/1/22		5,685	6,289
	Virginia Public School Authority Revenue	5.000%	3/1/21		5,795	6,155
	Virginia Public School Authority Revenue	5.000%	7/15/21		1,250	1,343
	Virginia Public School Authority Revenue	5.000%	8/1/21		1,115	1,199
	Virginia Public School Authority Revenue	5.000%	3/1/22		5,795	6,348
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20		13,570	14,007
						272,706
Washington (2.4%)
2	Central Puget Sound WA Regional Transit AuthoritySales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	11/1/21		14,575	14,569
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	2.300%	5/7/19		5,000	5,000
2	Everett WA GO PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.700%	12/1/19		2,855	2,855
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/22		600	652
	King County WA GO	4.000%	6/1/19		3,610	3,617
	King County WA GO	5.000%	12/1/19		2,885	2,942
	King County WA School District No. 414 GO	4.000%	12/1/19		1,020	1,034
	King County WA School District No. 414 GO	5.000%	12/1/21		1,000	1,085
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,160
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,321
	Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19		5,000	5,010
	Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19		3,500	3,569
	Port of Seattle WA Revenue	5.000%	1/1/20		2,350	2,403

Short-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Port of Seattle WA Revenue	5.000%	1/1/21		1,345	1,420
	Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21		4,895	5,248
	Seattle WA GO	5.000%	6/1/19		4,500	4,512
	Seattle WA GO	5.000%	6/1/20		4,360	4,520
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21	(Prere.)	1,355	1,435
	Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21		1,000	1,064
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23		7,630	7,821
2	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	2.590%	11/1/21		24,850	24,779
	Seattle WA Water System Revenue	5.000%	5/1/20		4,000	4,136
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22		750	811
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23		710	784
	University of Washington Revenue PUT	5.000%	5/1/22		11,920	12,845
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		4,890	5,082
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22		5,775	6,173
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22		1,680	1,800
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19		19,645	19,861
	Washington GO	0.000%	7/1/19	(14)(ETM)	4,000	3,990
	Washington GO	5.000%	7/1/19		22,835	22,962
	Washington GO	4.000%	8/1/19		15,435	15,526
	Washington GO	5.000%	8/1/19		4,500	4,538
	Washington GO	5.000%	2/1/20		5,350	5,485
	Washington GO	5.000%	2/1/20		4,820	4,942
	Washington GO	5.000%	8/1/20		3,155	3,287
	Washington GO	5.000%	1/1/21		2,000	2,111
	Washington GO	5.000%	7/1/21		4,195	4,360
	Washington GO	5.000%	8/1/21		1,240	1,332
	Washington GO	5.000%	8/1/21		22,540	24,221
	Washington GO	5.000%	8/1/21		12,720	13,669
	Washington GO	5.000%	7/1/22		9,720	10,417
	Washington GO	5.000%	7/1/22		2,260	2,495
	Washington GO	5.000%	8/1/22		5,530	6,120
	Washington GO	5.000%	2/1/23		1,115	1,179
1	Washington GO TOB VRDO	2.330%	5/7/19		29,420	29,420
1	Washington GO TOB VRDO	2.330%	5/7/19	(Prere.)	11,790	11,790
1	Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	2.330%	5/7/19		7,875	7,875
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21		6,165	6,628
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	2.300%	5/7/19		5,950	5,950
	Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	3.500%	7/1/23		1,735	1,739
	Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21		3,125	3,144
						394,688
West Virginia (0.3%)
1	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	2.400%	5/7/19		7,210	7,210
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		5,000	5,076
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		5,375	5,457
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24		10,000	10,125
	West Virginia GO	5.000%	6/1/20		1,400	1,451
	West Virginia GO	5.000%	6/1/22		3,610	3,976
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/20		400	408
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/21		570	598
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/23		1,075	1,186
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21		2,030	2,172
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22		2,130	2,345
	West Virginia University Revenue	5.000%	10/1/22		3,675	3,950
2	West Virginia University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.830%	10/1/19		8,575	8,576
						52,530
Wisconsin (1.3%)
	Madison WI GO	4.000%	10/1/19		2,395	2,419
	Milwaukee WI GO	4.000%	3/1/20		13,130	13,389
	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.310%	5/7/19	LOC	29,295	29,295
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/21		3,250	3,464
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/22		8,100	8,892
	Wisconsin GO	5.000%	5/1/19	(2)	4,000	4,000
	Wisconsin GO	5.000%	5/1/19		23,380	23,380
	Wisconsin GO	5.000%	5/1/20		23,790	24,592
	Wisconsin GO	5.000%	5/1/21		1,250	1,333
	Wisconsin GO	5.000%	11/1/21		5,000	5,412

Short-Term Tax-Exempt Fund

Maturity	Face Amount	Market Value•
Coupon	Date	($000)	($000)
2	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	7/28/21	1,500	1,493
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20	300	311
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22	1,000	1,092
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19	13,325	13,347
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	1.375%	12/3/19	18,845	18,791
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,029
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,060
Wisconsin Health & Educational Facilities Authority Revenue (Mequon Jewish Project) VRDO	2.400%	5/7/19	LOC	13,965	13,965
Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical Foundation) VRDO	2.470%	5/7/19	LOC	25	25
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20	3,750	3,751
1	Wisconsin Public Finance Authority Lease Development Revenue (KU Campus Development Corp. - Central District Development Project) TOB VRDO	2.410%	5/7/19	37,325	37,325
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	225	228
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/19	440	446
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/20	425	441
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/21	750	792
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/22	750	805
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,232
213,309
Wyoming (0.0%)
2	Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/21	4,000	3,999
Total Tax-Exempt Municipal Bonds (Cost $16,322,910)	16,352,426

Shares
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
6	Vanguard Municipal Cash Management Fund (Cost $477,076)	2.259%	4,770,598	477,108
Total Investments (100.1%) (Cost $16,799,986)	16,829,534

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	850
Receivables for Investment Securities Sold	87,285
Receivables for Accrued Income	142,447
Receivables for Capital Shares Issued	25,009
Variation Margin Receivable—Futures Contracts	572
Other Assets	1,242
Total Other Assets	257,405
Liabilities
Payables for Investment Securities Purchased	(228,817)
Payables for Capital Shares Redeemed	(36,476)
Payables for Distributions	(6,015)
Payables to Vanguard	(6,979)
Variation Margin Payable—Futures Contracts	(879)
Total Liabilities	(279,166)
Net Assets (100%)	16,807,773

Short-Term Tax-Exempt Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	16,807,337
Total Distributable Earnings (Loss)	436
Net Assets	16,807,773

Investor Shares—Net Assets
Applicable to 61,608,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	972,280
Net Asset Value Per Share—Investor Shares	$15.78

Admiral Shares—Net Assets
Applicable to 1,003,414,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,835,493
Net Asset Value Per Share—Admiral Shares	$15.78

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $2,724,909,000, representing 16.2% of net assets.

2   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

4   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5   Securities with a value of $3,821,000 have been segregated as initial margin for open futures contracts.

6   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	5,189	1,105,298	2,382
Ultra 10-Year U.S. Treasury Note	June 2019	153	20,163	48
				2,430

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(3,309)	(382,655)	(3,018)
10-Year U.S. Treasury Note	June 2019	(1,543)	(190,826)	(929)
				(3,947)
				(1,517)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1]	151,423
Total Income	151,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,234
Management and Administrative—Investor Shares	688
Management and Administrative—Admiral Shares	5,277
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—Admiral Shares	519
Custodian Fees	67
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	54
Trustees’ Fees and Expenses	3
Total Expenses	7,942
Expenses Paid Indirectly	(66)
Net Expenses	7,876
Net Investment Income	143,547
Realized Net Gain (Loss)
Investment Securities Sold[1]	90
Futures Contracts	(1,655)
Realized Net Gain (Loss)	(1,565)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	115,350
Futures Contracts	(1,499)
Change in Unrealized Appreciation (Depreciation)	113,851
Net Increase (Decrease) in Net Assets Resulting from Operations	255,833

1  Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,526,000, $2,000, and $29,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,547	227,450
Realized Net Gain (Loss)	(1,565)	(22,131)
Change in Unrealized Appreciation (Depreciation)	113,851	(89,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,833	115,731
Distributions
Net Investment Income
Investor Shares	(8,398)	(15,088)
Admiral Shares	(135,216)	(212,068)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(143,614)	(227,156)
Capital Share Transactions
Investor Shares	(64,308)	(190,515)
Admiral Shares	547,916	1,385,963
Net Increase (Decrease) from Capital Share Transactions	483,608	1,195,448
Total Increase (Decrease)	595,827	1,084,023
Net Assets
Beginning of Period	16,211,946	15,127,923
End of Period	16,807,773	16,211,946

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.68	$15.79	$15.80	$15.83	$15.86	$15.87
Investment Operations
Net Investment Income	.129 [1]	.215 [1]	.160 [1]	.131	.110	.115
Net Realized and Unrealized Gain (Loss) on Investments	.100	(.109)	(.010)	(.030)	(.030)	(.010)
Total from Investment Operations	.229	.106	.150	.101	.080	.105
Distributions
Dividends from Net Investment Income	(.129)	(.216)	(.160)	(.131)	(.110)	(.115)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.129)	(.216)	(.160)	(.131)	(.110)	(.115)
Net Asset Value, End of Period	$15.78	$15.68	$15.79	$15.80	$15.83	$15.86

Total Return[2]	1.47%	0.68%	0.95%	0.64%	0.51%	0.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$972	$1,030	$1,228	$1,234	$1,366	$1,713
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.38%	1.01%	0.83%	0.70%	0.72%
Portfolio Turnover Rate	26%	42%	36%	29%	32%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.68	$15.79	$15.80	$15.83	$15.86	$15.87
Investment Operations
Net Investment Income	.135 [1]	.229 [1]	.176 [1]	.147	.123	.128
Net Realized and Unrealized Gain (Loss) on Investments	.100	(.111)	(.010)	(.030)	(.030)	(.010)
Total from Investment Operations	.235	.118	.166	.117	.093	.118
Distributions
Dividends from Net Investment Income	(.135)	(.228)	(.176)	(.147)	(.123)	(.128)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.135)	(.228)	(.176)	(.147)	(.123)	(.128)
Net Asset Value, End of Period	$15.78	$15.68	$15.79	$15.80	$15.83	$15.86

Total Return[2]	1.51%	0.76%	1.05%	0.74%	0.59%	0.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,835	$15,182	$13,900	$12,604	$11,029	$11,100
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.46%	1.11%	0.93%	0.78%	0.80%

Portfolio Turnover Rate	26%	42%	36%	29%	32%	27%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Short-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

6.  Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $850,000, representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $66,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,352,426	—
Temporary Cash Investments	477,108	—	—
Futures Contracts—Assets[1]	572	—	—
Futures Contracts—Liabilities[1]	(879)	—	—
Total	476,801	16,352,426	—

1 Represents variation margin on the last day of the reporting period.

Short-Term Tax-Exempt Fund

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,800,096
Gross Unrealized Appreciation	47,245
Gross Unrealized Depreciation	(19,324)
Net Unrealized Appreciation (Depreciation)	27,921

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $3,580,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $22,365,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended April 30, 2019, the fund purchased $1,537,060,000 of investment securities and sold $1,455,538,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2019, such purchases and sales were $1,041,697,000 and $699,020,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	222,221	14,123	375,594	23,903
Issued in Lieu of Cash Distributions	6,993	444	12,600	802
Redeemed	(293,522)	(18,640)	(578,709)	(36,827)
Net Increase (Decrease)—Investor Shares	(64,308)	(4,073)	(190,515)	(12,122)
Admiral Shares
Issued	4,265,384	271,044	7,364,062	468,618
Issued in Lieu of Cash Distributions	101,025	6,412	154,571	9,841
Redeemed	(3,818,493)	(242,576)	(6,132,670)	(390,347)
Net Increase (Decrease)—Admiral Shares	547,916	34,880	1,385,963	88,112

H.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Largest Area Concentrations

As of April 30, 2019

New York	14.2%
Texas	12.6
California	7.0
Illinois	6.6
Pennsylvania	5.8
New Jersey	4.0
Ohio	3.5
Florida	3.3
Maryland	2.8
Michigan	2.5
Top Ten	62.3%

The table shows the percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (1.8%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,500	1,548
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23	6,175	7,041
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25	6,215	7,441
	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22	9,000	8,956
	Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,005
	Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,067
	Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,545	1,695
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	479
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/24	250	287
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	375	439
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	850	1,015
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20	765	795
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21	1,000	1,064
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22	2,255	2,451
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	63,855	68,159
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23	7,280	8,057
1	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.576%	12/1/23	60,000	58,861
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	71,865	74,847
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	72,580	77,076
	Houston County AL Health Care Authority Revenue	5.000%	10/1/24	3,050	3,453
	Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,151
	Huntsville AL Electric System Revenue	5.000%	12/1/23	250	287
	Huntsville AL Electric System Revenue	5.000%	12/1/23	200	229
	Huntsville AL Electric System Revenue	5.000%	12/1/24	400	470
	Huntsville AL Electric System Revenue	5.000%	12/1/24	350	411
	Huntsville AL Electric System Revenue	4.000%	12/1/25	200	228
	Huntsville AL Electric System Revenue	5.000%	12/1/25	310	373
	Huntsville AL GO	5.000%	11/1/24	1,400	1,598
	Huntsville AL GO	5.000%	11/1/24	1,195	1,364
	Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,050
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,210
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,681
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,000
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,157
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,260
	Jefferson County AL GO	5.000%	4/1/25	3,900	4,536
	Jefferson County AL Revenue	5.000%	9/15/19	935	946
	Jefferson County AL Revenue	5.000%	9/15/20	1,250	1,303
	Jefferson County AL Revenue	5.000%	9/15/21	1,625	1,741
	Jefferson County AL Revenue	5.000%	9/15/22	625	688
	Jefferson County AL Revenue	5.000%	9/15/23	2,500	2,814
	Jefferson County AL Revenue	5.000%	9/15/24	6,725	7,728
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,382
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	647
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,010	1,088
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/23	950	1,046
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/24	1,355	1,520
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/25	2,690	3,071
	Mobile County AL Board of School Commissioners GO	5.000%	3/1/26	2,745	3,178
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21	870	902
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22	1,225	1,288
	Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23	2,000	2,123
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	49,000	52,460
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	23,460	25,337

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Special Care Facilities Financing Authority Birmingham AL Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,730	3,716
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/22	(15)	3,485	3,819
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/23	(15)	3,660	4,111
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/24	(15)	3,845	4,425
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23		200	223
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24		150	171
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27		275	333
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/7/19	LOC	10,000	10,000
University of Alabama General Revenue	5.000%	7/1/19		5,345	5,375
University of South Alabama University Facilities Revenue	5.000%	11/1/20		1,395	1,459
University of South Alabama University Facilities Revenue	5.000%	11/1/21		845	906
University of South Alabama University Facilities Revenue	5.000%	10/1/22	(15)	325	356
University of South Alabama University Facilities Revenue	5.000%	11/1/22		1,080	1,186
University of South Alabama University Facilities Revenue	5.000%	10/1/23	(15)	500	561
University of South Alabama University Facilities Revenue	5.000%	10/1/24	(15)	525	602
University of South Alabama University Facilities Revenue	5.000%	10/1/26	(15)	800	953
					506,199
Alaska (0.4%)
Alaska GO	5.000%	8/1/22		5,590	6,171
Alaska GO	5.000%	8/1/25		1,435	1,600
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21		2,265	2,451
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		2,410	2,676
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		1,755	1,949
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		2,530	2,876
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		4,785	5,440
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19		2,000	2,016
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21		10,140	10,820
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22		10,265	11,247
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23		13,655	15,309
Alaska State International Airport Revenue	5.000%	10/1/23		525	594
Alaska State International Airport Revenue	5.000%	10/1/24		1,695	1,961
Anchorage AK GO	5.000%	9/1/21		2,000	2,153
Anchorage AK GO	5.000%	9/1/21		2,605	2,804
Anchorage AK GO	5.000%	9/1/21		1,000	1,077
Anchorage AK GO	5.000%	9/1/22		2,000	2,216
Anchorage AK GO	5.000%	9/1/22		1,665	1,845
Anchorage AK GO	5.000%	9/1/25		5,000	5,824
Anchorage AK Wastewater Revenue	5.000%	5/1/23		750	845
Anchorage AK Wastewater Revenue	5.000%	5/1/24		600	694
Anchorage AK Wastewater Revenue	5.000%	5/1/25		575	681
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20		1,725	1,800
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21		1,950	2,092
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22		1,525	1,680
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23		4,180	4,714
North Slope Borough AK GO	5.000%	6/30/20		625	649
North Slope Borough AK GO	5.000%	6/30/20		300	312
North Slope Borough AK GO	5.000%	6/30/21		625	668
North Slope Borough AK GO	5.000%	6/30/21		645	689
North Slope Borough AK GO	5.000%	6/30/22		950	1,018
North Slope Borough AK GO	5.000%	6/30/22		360	386
Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	2.310%	5/1/19		10,000	10,000
					107,257
Arizona (1.8%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/19		325	327
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19		2,140	2,158
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20		1,045	1,086
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20		1,700	1,772
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		1,170	1,254
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		500	536
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		5,000	5,361
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		10,110	10,839
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21		300	322
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		300	331
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		3,250	3,587
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		3,185	3,515
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22		455	502

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		500	567
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		500	567
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23		690	782
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24		400	465
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24		400	465
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25		800	926
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25		690	820
2	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/24		800	927
2	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/25		1,140	1,352
2	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/26		1,250	1,514
	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/26		1,165	1,379
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19		1,605	1,609
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/19		710	712
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20		1,310	1,356
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20		585	605
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21		1,250	1,334
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21		1,000	1,067
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22		1,035	1,137
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22		500	549
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/23		500	563
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/24		520	600
	Arizona COP	4.000%	9/1/19		1,500	1,512
	Arizona COP	5.000%	9/1/20		4,300	4,490
	Arizona COP	5.000%	9/1/21		6,645	7,146
	Arizona COP	5.000%	10/1/22		4,935	5,474
	Arizona COP	5.000%	10/1/23		6,670	7,583
2	Arizona COP	5.000%	10/1/23		9,000	10,162
2	Arizona COP	5.000%	10/1/24		10,000	11,556
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20		4,550	4,656
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		1,000	1,054
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30		3,250	3,498
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	2.400%	5/7/19	LOC	31,095	31,095
3	Arizona Health Facilities Authority Revenue (Dignity Health) TOB VRDO	2.550%	5/7/19	LOC	23,250	23,250
1	Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT, SIFMA Municipal Swap Index Yield + 1.850%	4.150%	2/5/20		20,000	20,074
1	Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT, SIFMA Municipal Swap Index Yield + 1.850%	4.150%	2/5/20		5,000	5,018
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19		600	611
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20		1,305	1,371
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21		1,000	1,079
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22		835	925
2	Arizona Lottery Revenue	5.000%	7/1/21		3,500	3,693
2	Arizona Lottery Revenue	5.000%	7/1/22		2,500	2,713
2	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,785
2	Arizona Lottery Revenue	5.000%	7/1/24		5,300	6,043
2	Arizona Lottery Revenue	5.000%	7/1/25		5,000	5,827
	Arizona School Facilities Board COP	5.000%	9/1/21		7,070	7,613
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20		1,505	1,564
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22		1,790	1,970
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		9,100	9,758
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24		7,500	8,744
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25		11,425	13,619
	Arizona Transportation Board GAN	5.000%	7/1/24		1,010	1,174
	Arizona Transportation Board GAN	5.000%	7/1/25		1,000	1,191
	Arizona Transportation Board GAN	5.000%	7/1/26		1,000	1,215
	Arizona Transportation Board Highway Revenue	5.000%	7/1/20		3,380	3,514
	Arizona Transportation Board Highway Revenue	5.000%	7/1/25		5,000	5,814
	Arizona Transportation Board Highway Revenue	5.000%	7/1/26		20,000	21,970
	Arizona Transportation Board Highway Revenue	5.000%	7/1/26		10,040	11,653
	Arizona Transportation Board Highway Revenue	5.000%	7/1/29		7,150	7,831
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	(ETM)	530	538
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19		1,470	1,491
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/25		9,200	10,210
	Glendale AZ GO	4.000%	7/1/21	(4)	3,400	3,563
	Glendale AZ GO	5.000%	7/1/22	(4)	1,920	2,113
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/20		450	460
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/21		750	781
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/22		750	796

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/23		750	807
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,877
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,900	3,097
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,100	3,406
Goodyear Public Improvement Corp. Arizona Municipal Facilities Revenue	5.000%	7/1/22		1,500	1,652
Goodyear Public Improvement Corp. Arizona Municipal Facilities Revenue	5.000%	7/1/24		900	1,042
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/21		3,500	3,686
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/22		3,650	3,958
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/23		5,500	6,128
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/24		2,275	2,598
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/24		9,000	10,413
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health) PUT	5.000%	9/1/24		15,000	17,185
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19		3,750	3,765
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/24		350	407
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/25		475	564
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20		450	467
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21		335	359
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		200	220
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		2,000	2,144
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,775	1,960
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23		11,755	13,345
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		12,385	13,275
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25		4,125	4,801
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/23		100	110
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/24		400	447
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/25		400	454
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19		3,155	3,164
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20		2,840	2,944
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21		3,000	3,206
Pima County AZ Sewer Revenue	5.000%	7/1/19		1,000	1,006
Pima County AZ Sewer Revenue	5.000%	7/1/22		7,275	8,020
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22	(15)	1,000	1,104
Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/23	(15)	300	339
Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/24	(15)	350	405
Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/25	(15)	750	886
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/20		4,850	5,053
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19		1,565	1,594
Scottsdale AZ GO	5.000%	7/1/19		1,860	1,870
Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		10,000	10,063
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21	(ETM)	2,740	2,931
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Republic Services Inc.) PUT	1.950%	6/3/19		10,750	10,751
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20		1,000	1,040
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21		750	798
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22		1,100	1,202
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23		1,000	1,119
					486,745
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20		4,300	4,511
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21		4,560	4,919
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22		700	775
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		24,000	24,202
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21		920	967
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		815	879
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27		2,970	3,415
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28		3,845	4,407
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21		5,000	5,400
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		9,500	10,848
Baxter County AR Hospital Revenue	5.000%	9/1/20		1,385	1,423
Baxter County AR Hospital Revenue	5.000%	9/1/21		1,140	1,193
Baxter County AR Hospital Revenue	5.000%	9/1/22		1,000	1,064

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Baxter County AR Hospital Revenue	5.000%	9/1/23		1,910	2,062
	Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21		15,000	15,094
	Springdale AR Sales and Use Revenue	5.000%	11/1/24		3,090	3,412
	Springdale AR Sales and Use Revenue	5.000%	4/1/25	(15)	3,610	4,153
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		355	404
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24		405	473
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		275	328
						89,929
California (7.0%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19		1,050	1,056
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19		1,000	1,009
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20		500	515
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19		1,010	1,025
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	5,485	5,363
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	115	111
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20		1,730	1,814
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22		1,540	1,729
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23		1,830	2,113
	Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21		1,000	1,053
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21		3,350	3,516
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20		34,965	34,847
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		27,500	27,514
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.364%	4/1/21		14,450	14,484
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		23,100	23,237
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,499
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		30,400	30,600
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		5,075	5,102
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	4/1/20		30,685	30,690
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.600%	2.900%	4/1/20		4,900	4,906
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/23		4,000	4,057
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/23		28,500	28,908
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/19		2,000	2,018
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/20		2,200	2,298
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19		1,270	1,273
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20		1,200	1,234
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/19		10,000	10,000
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		23,000	24,635
4	California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		34,000	37,610
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		3,990	4,074
1	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.220%	2.520%	12/1/20		15,875	15,851
	California GO	5.000%	9/1/19		17,825	18,037
	California GO	5.000%	9/1/19		19,000	19,226
	California GO	5.000%	2/1/20		44,500	45,696
	California GO	5.000%	11/1/20		21,520	22,651
	California GO	5.000%	12/1/20		25,475	26,879
	California GO	5.000%	2/1/21		10,000	10,596
	California GO	5.000%	8/1/21		4,425	4,759
	California GO	5.000%	10/1/21		28,000	30,268
	California GO	5.000%	10/1/21		41,940	45,337
	California GO	5.000%	11/1/21		49,440	53,580
	California GO	5.000%	9/1/22		10,000	11,103
	California GO	5.000%	8/1/23		2,500	2,844
	California GO	4.000%	11/1/23		1,970	2,171
	California GO	5.000%	3/1/25		8,000	9,462
	California GO	4.000%	4/1/25		2,990	3,376
	California GO	5.000%	4/1/25		16,010	18,974
	California GO	5.000%	4/1/25		43,000	50,961
	California GO	5.000%	8/1/25		10,000	11,943
	California GO	5.000%	11/1/25		1,040	1,249
	California GO	5.000%	4/1/26		10,120	12,268
	California GO	5.000%	8/1/26		26,485	32,322
	California GO	5.000%	8/1/26		3,500	4,271
	California GO	5.000%	10/1/26		10,160	12,439

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	California GO	3.500%	8/1/27		10,000	11,168
	California GO PUT	4.000%	12/1/21		23,095	24,150
1	California GO PUT, 70% of 1M USD LIBOR + 0.700%	2.446%	12/1/20		3,500	3,513
1	California GO PUT, 70% of 1M USD LIBOR + 0.760%	2.506%	12/1/21		3,150	3,167
1	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	2.590%	12/1/20		29,800	29,792
1	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	2.680%	12/1/22		36,000	36,036
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22		1,465	1,553
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21		1,500	1,563
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22		1,035	1,130
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22		750	819
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23		680	764
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24		1,020	1,174
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		47,560	52,941
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		3,000	3,339
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21		750	813
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22		2,230	2,495
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		6,400	6,353
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19		23,500	23,861
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		10,000	10,466
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22		10,000	9,991
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		6,000	6,657
	California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19		6,000	5,983
3	California Health Facilities Financing Authority Revenue TOB VRDO	2.500%	5/7/19	LOC	50,000	50,000
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22		1,000	1,119
1	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) PUT, 70% of 1M USD LIBOR + 0.950%	2.688%	11/1/20		20,200	20,192
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	2.500%	5/7/19		6,670	6,670
1	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	2.117%	8/1/21		14,500	14,491
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	1.951%	4/1/21		6,640	6,627
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	2.184%	4/1/20		9,375	9,386
1	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 3M USD LIBOR + 0.370%	2.184%	4/1/20		7,500	7,509
1	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	2.388%	2/1/21		25,000	25,077
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21		1,315	1,425
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22		135	149
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23		415	469
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21		1,000	1,053
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22		500	541
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23		835	926
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24		725	824
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25		800	926
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26		615	724
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	2.000%	11/1/19		1,705	1,704
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20		800	808
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24		985	1,114
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27		2,455	2,891
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		350	374
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		260	286
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		600	677
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		350	404
	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.720%	7/1/19		11,000	10,999
	California Pollution Control Financing Authority Solid Waste Disposal Revenue (Republic Services Inc. Project) PUT	1.950%	5/1/19		1,500	1,500
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22		375	406
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23		350	386
	California Public Works Board Lease Revenue	5.000%	3/1/21		1,965	2,085
	California Public Works Board Lease Revenue	5.000%	10/1/21		7,455	8,053
	California Public Works Board Lease Revenue	5.000%	3/1/22		1,600	1,748
	California Public Works Board Lease Revenue	5.000%	10/1/22		5,750	6,388
	California Public Works Board Lease Revenue	5.000%	3/1/23		4,000	4,495
	California Public Works Board Lease Revenue	5.000%	10/1/23		12,880	14,701

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue	5.000%	3/1/24		3,145	3,626
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19		16,620	16,666
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		1,690	1,771
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/21		4,800	5,121
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/25		5,835	6,907
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20		5,200	5,391
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20		1,175	1,208
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20		1,240	1,299
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19	(ETM)	2,960	3,003
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,000	2,034
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19		2,750	2,797
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		3,050	3,145
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20		2,000	2,101
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		2,495	2,662
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21		3,500	3,790
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22		5,885	6,445
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		5,000	5,568
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		6,620	7,457
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		5,000	5,719
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/25		3,055	3,616
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		2,380	2,849
	California State University Systemwide Revenue	5.000%	11/1/22		2,700	3,025
	California State University Systemwide Revenue PUT	4.000%	11/1/21		28,075	29,381
	California State University Systemwide Revenue PUT	4.000%	11/1/23		4,000	4,364
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/23		500	552
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/24		600	677
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/25		1,025	1,178
	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	6.300%	5/17/19	(14)	12,300	12,300
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19		500	503
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20		325	337
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21		275	294
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22		250	275
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/19		1,110	1,124
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/22		395	433
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/23		1,365	1,531
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20	(15)	4,810	4,867
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19		2,610	2,642
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19		2,100	2,132
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20		1,525	1,603
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21		2,100	2,280
1	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	2.001%	9/1/21		1,500	1,501
1	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	2.051%	10/1/21		2,500	2,495
	El Camino CA Healthcare District GO	5.000%	8/1/21		1,125	1,214
	El Camino CA Healthcare District GO	5.000%	8/1/22		1,100	1,224
	El Camino CA Healthcare District GO	0.000%	8/1/24	(14)	4,085	3,678
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	3,977
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20		52,515	52,844
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	450	493
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	800	900
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	675	777
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/19	(4)	2,910	2,953
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/21	(4)	1,725	1,877
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19		5,640	5,655
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,830	3,962
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,750	2,925
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		4,665	5,081

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		6,015	6,684
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19		1,150	1,164
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		1,045	1,094
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		1,250	1,351
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20		640	659
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21		310	326
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22		725	777
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		1,505	1,580
	Long Beach CA Harbor Revenue	5.000%	12/15/20		23,775	25,140
	Los Angeles CA Community College District GO	5.000%	8/1/21		5,000	5,398
	Los Angeles CA GO	5.000%	9/1/19		5,000	5,060
	Los Angeles CA Unified School District GO	5.000%	7/1/20		17,195	17,886
	Los Angeles CA Unified School District GO	5.000%	7/1/20		22,525	23,431
	Los Angeles CA Unified School District GO	5.000%	7/1/20		20,940	21,782
	Los Angeles CA Unified School District GO	5.000%	7/1/20		14,755	15,348
	Los Angeles CA Unified School District GO	5.000%	7/1/22		10,720	11,821
	Los Angeles CA Unified School District GO	5.000%	7/1/23		25,100	28,451
	Los Angeles CA Unified School District GO	5.000%	7/1/24		13,500	15,667
	Los Angeles CA Unified School District GO	5.000%	7/1/25		3,220	3,732
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19		20,000	20,120
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19		1,000	1,009
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20		500	523
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19		2,000	2,023
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20		5,495	5,742
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21	(4)	5,000	5,385
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19		3,000	3,018
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19		500	503
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20		750	781
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		10,000	10,813
	Northern California Gas Authority No. 1 Revenue	2.366%	7/1/19		6,725	6,725
3	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	2.390%	5/7/19	LOC	35,500	35,500
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19		1,500	1,516
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20		6,000	6,259
	Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19		1,000	1,010
	Palomar Pomerado Health California Revenue	5.000%	11/1/22		2,680	2,924
1	Riverside County CA Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.630%	2.930%	1/15/20		1,670	1,671
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19		850	853
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20		1,770	1,839
	San Bernardino CA City Unified School District GO	5.000%	8/1/19	(4)	700	706
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24		400	469
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		40,000	41,949
	San Diego County CA Water Authority Revenue	5.000%	5/1/21		1,465	1,569
	San Diego County CA Water Authority Revenue	5.000%	5/1/22		1,270	1,404
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19		2,000	2,018
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20		1,500	1,568
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21		2,000	2,158
	San Juan CA Unified School District GO	5.000%	8/1/21		1,000	1,079
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/20		1,015	1,056
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/21		535	575
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20	(4)	1,045	1,084
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	(4)	575	615
	Santa Clara County CA GO	5.000%	8/1/19	(Prere.)	12,500	12,611
5	Solano County CA Community College District GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25		5,045	4,890
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,008
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19		1,000	1,010
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20		600	628
1	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	2.550%	5/1/21		11,300	11,252
	Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20		8,750	8,760
	University of California Revenue	5.000%	5/15/19		4,435	4,441
	University of California Revenue	5.000%	5/15/21		2,725	2,922
	University of California Revenue	5.000%	5/15/21		8,280	8,869
	University of California Revenue PUT	1.400%	5/15/21		12,700	12,611
3	University of California Revenue TOB VRDO	2.450%	5/7/19		9,400	9,400
	Washington Township CA Health Care District Revenue	5.000%	7/1/21		665	706

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Washington Township CA Health Care District Revenue	5.000%	7/1/22		1,325	1,442
	Washington Township CA Health Care District Revenue	5.000%	7/1/23		970	1,076
	Washington Township CA Health Care District Revenue	5.000%	7/1/24		1,295	1,467
	Washington Township CA Health Care District Revenue	5.000%	7/1/25		965	1,111
	Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,325	2,318
						1,926,984
Colorado (1.0%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21		1,375	1,492
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22		1,165	1,301
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23		1,275	1,461
	Adams County CO 12 Five Star Schools GO	5.000%	12/15/26		10,000	11,725
	Adams County CO COP	5.000%	12/1/21		1,000	1,082
	Adams County CO COP	5.000%	12/1/22		1,250	1,391
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20		350	363
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22		225	243
	Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23		250	285
	Colorado Building Excellent Schools COP	5.000%	3/15/24		600	692
	Colorado Building Excellent Schools COP	5.000%	3/15/25		1,450	1,711
	Colorado Building Excellent Schools COP	5.000%	3/15/25		875	1,033
	Colorado COP	5.000%	12/15/24		3,500	4,088
	Colorado COP	5.000%	12/15/25		8,385	10,006
	Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	(ETM)	780	804
	Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20		1,850	1,900
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27		1,250	1,251
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23		1,225	1,354
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/24		1,000	1,125
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/25		1,245	1,425
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/22		770	835
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/23		850	942
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/24		1,110	1,253
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/25		800	920
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,225	3,290
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	20,000	18,033
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		27,000	30,687
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/19		5,485	5,510
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/20		6,950	7,004
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/22		750	788
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.951%	11/12/20		5,000	5,020
1	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	2.951%	11/12/20		7,500	7,529
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20		1,375	1,445
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21		1,735	1,876
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		680	756
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		1,350	1,501
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21		350	358
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22		400	415
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23		750	812
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24		750	825
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19		625	632
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20		2,055	2,148
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/26		495	515
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20		1,025	1,047
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21		2,000	2,115
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22		2,300	2,489
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23		2,000	2,210
1	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	2.709%	9/1/21		3,000	3,023
	Colorado Springs CO Utility System Revenue	5.000%	11/15/19		3,000	3,055
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		1,000	1,145
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		530	607
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		545	624
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		420	493
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		400	470

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Denver CO City & County Airport Revenue	5.000%	11/15/19		1,310	1,334
	Denver CO City & County Airport Revenue	5.000%	11/15/23		19,295	22,093
1	Denver CO City & County Airport Revenue PUT, 70% of 1M USD LIBOR + 0.860%	2.611%	11/15/19		14,020	14,028
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19		1,595	1,611
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20	(14)	2,000	1,945
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20		1,125	1,166
	El Paso County CO CP	5.000%	12/1/24	(4)	450	527
	El Paso County CO CP	5.000%	12/1/25	(4)	650	774
	Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/25		3,000	3,248
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/23	(4)	750	848
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/24	(4)	875	1,011
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/25	(4)	1,000	1,178
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,174
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,087
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22		1,250	1,373
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,785	2,886
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,072
	Regional Transportation District of Colorado COP	5.000%	6/1/22		7,460	8,197
3	Regional Transportation District of Colorado COP TOB VRDO	2.350%	5/7/19	LOC	8,000	8,000
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/21		3,460	3,550
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/22		320	328
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	1/15/23		2,835	2,913
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		2,420	2,487
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.250%	7/15/24		180	185
	University of Colorado Enterprise System Revenue	5.000%	6/1/19		1,000	1,003
	University of Colorado Enterprise System Revenue	5.000%	6/1/19		2,500	2,507
	University of Colorado Enterprise System Revenue	5.000%	6/1/21		1,000	1,070
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		20,000	21,437
						278,136
Connecticut (2.5%)
	Bridgeport CT GO	5.000%	8/15/22	(4)	7,015	7,670
	Bridgeport CT GO	5.000%	8/15/22	(4)	5,635	6,161
	Bridgeport CT GO	5.000%	8/15/23	(4)(ETM)	360	409
	Bridgeport CT GO	5.000%	8/15/23	(4)	750	838
	Bridgeport CT GO	5.000%	8/15/23	(4)	7,460	8,339
	Connecticut GO	5.000%	6/1/19		34,275	34,366
	Connecticut GO	4.000%	10/15/19		1,000	1,010
	Connecticut GO	5.000%	4/15/20		1,000	1,031
	Connecticut GO	5.000%	6/15/20		18,135	18,793
	Connecticut GO	5.000%	12/15/20		5,865	6,171
	Connecticut GO	5.000%	3/15/21		7,110	7,522
	Connecticut GO	5.000%	4/15/21		6,040	6,406
	Connecticut GO	5.000%	11/1/21		375	403
	Connecticut GO	5.000%	11/15/21		7,325	7,885
	Connecticut GO	5.000%	3/15/22		9,620	10,440
	Connecticut GO	5.000%	4/15/22		4,275	4,650
	Connecticut GO	5.000%	5/15/22		1,500	1,593
	Connecticut GO	5.000%	10/15/22		4,900	5,399
	Connecticut GO	5.000%	11/15/22		12,685	14,007
	Connecticut GO	5.000%	4/15/23		3,375	3,666
	Connecticut GO	5.000%	6/15/23		1,045	1,169
	Connecticut GO	5.000%	9/1/23		1,690	1,900
	Connecticut GO	5.000%	9/15/23		1,305	1,468
	Connecticut GO	5.000%	5/15/24		4,520	5,147
	Connecticut GO	5.000%	8/15/24		7,750	8,873
	Connecticut GO	5.000%	9/15/24		1,670	1,915
	Connecticut GO	5.000%	9/15/24		3,895	4,467
	Connecticut GO	5.000%	10/15/24		18,395	20,673
	Connecticut GO	5.000%	3/15/25		3,000	3,473
	Connecticut GO	5.000%	4/15/25		200	232
	Connecticut GO	5.000%	4/15/25		5,700	6,611
	Connecticut GO	5.000%	5/15/25		7,040	8,179
	Connecticut GO	5.000%	9/15/25		5,310	6,209
	Connecticut GO	5.000%	10/15/25		2,085	2,442
	Connecticut GO	5.000%	11/1/25		1,750	1,875

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Connecticut GO	5.000%	4/15/26		5,000	5,416
	Connecticut GO	4.000%	5/15/26		1,050	1,167
	Connecticut GO	5.000%	5/15/26		3,550	4,203
	Connecticut GO	5.000%	10/15/26		4,140	4,536
	Connecticut GO	5.000%	10/15/26		6,825	7,640
	Connecticut GO	5.000%	11/1/26		3,000	3,210
	Connecticut GO	4.000%	10/15/28		2,000	2,098
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.650%	2.950%	3/1/20		8,900	8,927
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.920%	3.220%	9/15/19		4,000	4,009
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.100%	3.400%	5/15/19		5,000	5,002
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21		2,080	2,235
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/22		2,135	2,351
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/23		2,295	2,577
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/24		1,000	1,141
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19		4,270	4,293
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21		975	1,039
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22		1,280	1,398
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23		2,000	2,230
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/19		500	503
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/20		950	986
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/21		750	801
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/22		750	824
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/23		1,550	1,741
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/24		250	287
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/25		500	584
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20		1,525	1,580
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	827
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/23		1,000	1,102
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/25		1,145	1,303
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19		21,950	21,927
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19		10,550	10,539
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.300%	2/3/20		55,000	54,856
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20		10,000	10,000
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,500	23,536
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,125	16,150
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		13,500	13,611
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		28,000	30,831
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		15,000	16,766
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		8,130	8,134
1	Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT, 67% of 1M USD LIBOR + 0.550%	2.226%	7/1/19		25,125	25,133
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		1,445	1,492
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		4,495	4,665
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		2,610	2,685
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45		8,320	8,568
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45		8,795	9,169
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47		9,255	9,774
2	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	5/15/49		5,650	6,124
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		2,165	2,158
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		16,755	16,834
	Connecticut Special Tax Revenue	5.000%	10/1/20		1,310	1,370
	Connecticut Special Tax Revenue	5.000%	10/1/23		3,375	3,817
	Connecticut Special Tax Revenue	5.000%	10/1/25		7,500	8,763
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19		4,915	5,010
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		6,585	6,884
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21		11,340	12,165
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24		2,960	3,408
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/24		10,320	11,096
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		2,000	2,207
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		4,000	4,582
	Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20		200	209
	Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22		400	441
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	593
	Hartford County CT Metropolitan District GO	5.000%	7/15/25		900	1,064
	New Haven CT GO	5.000%	8/15/19	(ETM)	285	288
	New Haven CT GO	5.000%	8/15/19	(4)(ETM)	2,215	2,237
	New Haven CT GO	5.000%	8/1/20	(4)	2,015	2,092

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Haven CT GO	5.000%	8/15/20	(4)(ETM)	1,500	1,565
	New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,575	1,696
2	University of Connecticut Revenue	5.000%	11/1/25		1,825	2,141
2	University of Connecticut Revenue	5.000%	11/1/25		1,000	1,173
	University of Connecticut GO	5.000%	2/15/22		10,250	11,114
	University of Connecticut GO	5.000%	2/15/22		2,940	3,188
						675,457
Delaware (0.2%)
	Delaware GO	5.000%	7/1/21	(ETM)	1,045	1,119
	Delaware GO	5.000%	7/1/21		14,465	15,515
	Delaware GO	3.000%	8/1/26		2,265	2,381
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/24		400	451
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/25		700	801
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/26		800	929
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		255	260
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20		2,575	2,631
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		250	264
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		2,295	2,419
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		345	375
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		3,000	3,259
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21		400	429
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22		2,545	2,809
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		3,385	3,840
	New Castle County DE GO	5.000%	10/1/21		7,575	8,185
						45,667
District of Columbia (0.2%)
	District of Columbia GO	5.000%	6/1/22		1,820	2,004
3	District of Columbia GO TOB VRDO	2.320%	5/8/19		9,600	9,600
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20		1,010	1,049
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22		1,725	1,894
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23		1,390	1,563
3	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	2.380%	5/7/19	LOC	5,225	5,225
3	District of Columbia Housing Finance Agency Multifamily Housing Revenue (The Yards Parcel Project) TOB VRDO	2.400%	5/7/19	LOC	16,000	16,000
	District of Columbia Income Tax Revenue	5.000%	12/1/19		1,500	1,529
	District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22		5,345	5,637
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	(ETM)	930	988
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	(ETM)	1,420	1,553
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	(ETM)	2,300	2,584
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21		1,100	1,166
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22		1,885	2,051
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23		2,015	2,246
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	4.000%	10/1/19		125	125
	District of Columbia University Revenue (Georgetown University)	5.000%	4/1/24	(ETM)	1,130	1,302
	Washington District of Columbia Convention & Sports Authority Revenue	5.000%	10/1/19		2,500	2,535
	Washington District of Columbia Convention & Sports Authority Revenue	5.000%	10/1/20		2,600	2,721
	Washington District of Columbia Convention & Sports Authority Revenue	5.000%	10/1/21		2,500	2,691
	Washington District of Columbia Convention & Sports Authority Revenue	5.000%	10/1/22		3,500	3,873
						68,336
Florida (3.3%)
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,928
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20		500	515
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21		1,000	1,058
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		1,050	1,141
	Broward County FL Airport System Revenue	5.000%	10/1/19		750	760
	Broward County FL Airport System Revenue	5.000%	10/1/19		500	507
	Broward County FL Airport System Revenue	5.000%	10/1/20		1,060	1,110
	Broward County FL Airport System Revenue	5.000%	10/1/21		660	712
	Broward County FL School Board COP	5.000%	7/1/19		8,140	8,185
	Broward County FL School Board COP	5.000%	7/1/23		5,535	6,245
	Broward County FL School Board COP	5.000%	7/1/24		6,740	7,797
	Broward County FL School Board COP	5.000%	7/1/25		12,710	15,045
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22	(4)	1,205	1,199
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23	(4)	1,065	1,064
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24	(4)	1,450	1,463
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23		855	970
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24		1,120	1,303
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,260	32,684
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		5,000	5,826

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		19,465	19,517
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22		5,340	5,866
Duval County FL School Board COP	5.000%	7/1/20		750	779
Duval County FL School Board COP	5.000%	7/1/21		1,020	1,089
Duval County FL School Board COP	5.000%	7/1/22		1,030	1,127
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21		225	242
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22		325	358
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23		275	311
Florida Board of Education Lottery Revenue	4.000%	7/1/25		5,045	5,399
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		6,000	6,606
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		9,210	9,838
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		5,750	6,678
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		10,000	10,677
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/26		4,080	4,356
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/28		1,210	1,261
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/21		1,040	1,116
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/22		2,080	2,292
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19		9,015	9,064
Florida Department of Management Services COP	5.000%	11/1/25		24,910	29,768
Florida Municipal Power Agency Revenue	5.000%	10/1/20		500	524
Florida Municipal Power Agency Revenue	5.000%	10/1/21		955	1,029
Florida Municipal Power Agency Revenue	5.000%	10/1/21		7,220	7,776
Florida Municipal Power Agency Revenue	5.000%	10/1/22		1,600	1,772
Florida Municipal Power Agency Revenue	5.000%	10/1/22		8,050	8,917
Florida Municipal Power Agency Revenue	5.000%	10/1/23		9,000	10,231
Florida Municipal Power Agency Revenue	5.000%	10/1/25		3,925	4,674
Florida Municipal Power Agency Revenue	5.000%	10/1/26		5,575	6,765
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19		2,800	2,839
Florida Turnpike Authority Revenue	5.000%	7/1/19		10,000	10,055
Florida Turnpike Authority Revenue	5.000%	7/1/21		4,195	4,497
Florida Turnpike Authority Revenue	5.000%	7/1/22		8,595	9,486
Florida Turnpike Authority Revenue	5.000%	7/1/22		3,210	3,543
Gainesville FL Utilities System Revenue	5.000%	10/1/23		2,645	3,015
Gainesville FL Utilities System Revenue	5.000%	10/1/24		3,035	3,547
Gainesville FL Utilities System Revenue VRDO	2.420%	5/7/19		19,270	19,270
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22		575	639
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24		940	1,099
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/26		2,685	3,073
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19		825	827
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		765	790
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		2,390	2,526
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		350	370
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22		1,125	1,219
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		775	858
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,115	1,259
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,895	2,179
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	(ETM)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19		2,995	3,047
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21		8,755	9,463
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/25		2,235	2,662
Hillsborough County FL School Board COP	5.000%	7/1/22		790	869
Hillsborough County FL School Board COP	5.000%	7/1/22		6,500	7,151
Hillsborough County FL School Board COP	5.000%	7/1/23		860	971
Hillsborough County FL School Board COP	5.000%	7/1/23		8,510	9,613
Hillsborough County FL School Board COP	5.000%	7/1/24		975	1,129
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20	(4)	2,220	2,321
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21	(4)	1,760	1,895
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22	(4)	1,620	1,793
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20		1,570	1,612
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21		2,250	2,381
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22		2,865	3,098
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,950	3,072
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,655	1,723
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	1,710	1,921
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	2,280	2,562
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	515	580
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	(ETM)	4,000	4,664

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25		27,220	31,733
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,519
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22		1,485	1,626
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,500	1,680
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/24		2,750	3,147
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25		4,020	4,692
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23		1,690	1,914
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		810	847
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	789
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		770	849
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23		1,645	1,854
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24		1,750	2,011
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25		1,665	1,942
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25		1,590	1,864
	Jacksonville FL Special Revenue	5.000%	10/1/21		1,750	1,881
	Jacksonville FL Special Revenue	5.000%	10/1/21		760	817
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,660	1,835
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,055	1,166
	Jacksonville FL Special Revenue	5.000%	10/1/23		1,500	1,696
	Jacksonville FL Special Revenue	5.000%	10/1/23		2,460	2,782
	Jacksonville FL Special Revenue	5.000%	10/1/24		2,300	2,648
	Jacksonville FL Special Revenue	5.000%	10/1/26		1,120	1,335
	Jacksonville FL Transportation Revenue	5.000%	10/1/28		8,425	9,239
	Lakeland FL Energy System Revenue	5.000%	10/1/22		5,025	5,572
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21		365	392
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22		500	551
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23		1,200	1,352
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		1,945	2,280
	Lee County FL School Board COP	5.000%	8/1/20		2,530	2,633
	Lee County FL School Board COP	5.000%	8/1/21		2,005	2,149
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/25		3,250	3,790
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/26		1,000	1,186
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/26		21,000	24,495
	Manatee County FL School District Revenue	5.000%	10/1/21	(4)	1,050	1,134
	Manatee County FL School District Revenue	5.000%	10/1/22	(4)	1,500	1,668
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20		875	916
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21		2,720	2,923
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22		1,575	1,736
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23		500	562
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19		1,650	1,675
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		400	417
	Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24		1,250	1,430
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/21		1,125	1,208
	Miami Beach FL Resort Tax Revenue	4.000%	9/1/22		1,025	1,095
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/24		1,695	1,968
	Miami Beach FL Stormwater Revenue	5.000%	9/1/22		1,035	1,143
	Miami Beach FL Stormwater Revenue	5.000%	9/1/23		1,000	1,133
	Miami Beach FL Stormwater Revenue	5.000%	9/1/24		1,420	1,649
	Miami Beach FL Stormwater Revenue	5.000%	9/1/25		1,690	2,008
	Miami Beach FL Water & Sewer Revenue	4.000%	9/1/19		250	252
	Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20		400	413
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21		350	376
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22		305	337
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23		375	425
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24		350	406
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25		790	939
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/21	(4)	1,060	1,116
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,204
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/24	(4)	2,460	2,779
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/25	(4)	2,590	2,983
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/26	(4)	1,360	1,595
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,519
3	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	2.450%	5/7/19		15,690	15,690
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19		1,900	1,910
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		1,500	1,557
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		2,915	3,026
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		1,000	1,069
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		2,490	2,662
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		770	846
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		2,035	2,336
	Miami-Dade County FL GO	5.000%	7/1/22		10,260	11,317

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19		1,000	1,008
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20		2,180	2,242
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21		1,300	1,389
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22		1,415	1,553
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23		1,000	1,124
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24		1,920	2,157
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21		840	861
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22		985	1,033
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22		1,155	1,231
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23		2,270	2,551
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24		2,180	2,508
	Miami-Dade County FL School Board COP	5.000%	2/1/23		11,710	13,035
	Miami-Dade County FL School Board COP	5.000%	2/1/25		515	599
	Miami-Dade County FL Seaport Revenue	5.000%	10/1/20		1,250	1,304
	Miami-Dade County FL Seaport Revenue	5.000%	10/1/23		435	486
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23		9,340	10,513
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19		1,250	1,257
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	(12)	2,020	2,031
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25		1,000	1,096
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		3,675	4,391
	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	(4)	400	430
	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	(4)	485	536
	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	(4)	625	709
	North Brevard County FL Hospital District Revenue	5.000%	1/1/20		1,100	1,121
	North Brevard County FL Hospital District Revenue	5.000%	1/1/21		1,535	1,605
	North Brevard County FL Hospital District Revenue	5.000%	1/1/23		2,115	2,315
	North Brevard County FL Hospital District Revenue	5.000%	1/1/24		2,015	2,247
	Okeechobee County FL Solid Waste Disposal Revenue(Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,088
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/20		5,000	5,180
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/21		4,000	4,254
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/22		4,000	4,357
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23		5,860	6,528
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/24		4,000	4,545
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/25		5,000	5,790
	Orange County FL School Board COP	5.000%	8/1/19		1,765	1,780
	Orange County FL Tourist Development Revenue	5.000%	10/1/20		2,525	2,644
	Orange County FL Tourist Development Revenue	5.000%	10/1/25		4,575	5,463
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19		3,920	3,941
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19		10,745	10,804
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25	(4)	1,210	1,363
	Orlando FL Capital Improvement Revenue	5.000%	10/1/22		4,200	4,672
	Orlando FL Capital Improvement Revenue	5.000%	10/1/22		1,040	1,157
	Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,500	1,713
	Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,090	1,245
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,500	1,663
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23	(4)	1,260	1,430
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24	(4)	1,010	1,175
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25	(4)	1,630	1,939
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19		5,500	5,578
	Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		11,975	12,490
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19		1,000	1,012
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20		900	942
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21		1,165	1,252
	Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.000%	11/15/22		1,000	1,084
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19		2,740	2,779
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20		1,500	1,562
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21		1,330	1,420
	Palm Beach County FL School Board COP	5.000%	8/1/21		1,845	1,980
	Palm Beach County FL School Board COP	5.000%	8/1/21		1,705	1,829
	Palm Beach County FL School Board COP	5.000%	8/1/22		2,000	2,208
	Palm Beach County FL School Board COP	5.000%	8/1/22		750	828
	Palm Beach County FL School Board COP	5.000%	8/1/23		2,025	2,296
	Palm Beach County FL School Board COP	5.000%	8/1/23		1,795	2,036
	Palm Beach County FL School Board COP	5.000%	8/1/23		1,500	1,701
	Palm Beach County FL School Board COP	5.000%	8/1/24		1,600	1,857
	Palm Beach County FL School Board COP	5.000%	8/1/24		13,680	15,878
	Palm Beach County FL School Board COP	5.000%	8/1/25		2,000	2,372
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/25		1,620	1,914
	Pasco County FL School Board COP	5.000%	8/1/23	(15)	145	164

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Pasco County FL School Board COP	5.000%	8/1/24	(15)	200	231
	Pasco County FL School Board COP	5.000%	8/1/25	(15)	250	295
	Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19		1,000	998
	Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20		1,000	988
	Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21		1,000	993
	Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22		1,265	1,244
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23		2,245	2,231
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24		1,580	1,565
	Port St. Lucie FL Utility Revenue	4.000%	9/1/21		240	252
	Port St. Lucie FL Utility Revenue	5.000%	9/1/22		925	1,019
	Port St. Lucie FL Utility Revenue	5.000%	9/1/23		530	599
	Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,036
	Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,036
	Reedy Creek FL Improvement District GO	5.000%	6/1/21		730	780
	Reedy Creek FL Improvement District GO	5.000%	6/1/23		1,195	1,351
	Reedy Creek FL Improvement District GO	5.000%	6/1/23		3,490	3,944
	Reedy Creek FL Improvement District GO	5.000%	6/1/24		2,530	2,921
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21		1,760	1,821
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22		1,125	1,185
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23		1,865	1,995
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24		2,030	2,198
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21		1,515	1,636
	South Florida Water Management District COP	5.000%	10/1/21		1,765	1,902
	South Florida Water Management District COP	5.000%	10/1/22		2,075	2,301
	South Florida Water Management District COP	5.000%	10/1/23		3,030	3,446
3	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	2.410%	5/7/19		16,625	16,625
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/19		2,315	2,336
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,171
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,336
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,120	1,230
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		2,200	2,477
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24		2,500	2,881
3	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group) TOB VRDO	2.400%	5/7/19		3,750	3,750
	Sunrise FL Utility System Revenue	5.200%	10/1/20	(Prere.)	7,255	7,460
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/19		2,390	2,417
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/19		2,360	2,386
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		2,830	2,956
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		1,185	1,238
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		2,090	2,242
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		1,500	1,609
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) VRDO	2.330%	5/7/19	LOC	6,600	6,600
	Tallahassee FL Energy System Revenue	5.000%	10/1/23		475	541
	Tallahassee FL Energy System Revenue	5.000%	10/1/24		525	614
	Tallahassee FL Energy System Revenue	5.000%	10/1/25		1,085	1,296
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22		1,535	1,686
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23		525	588
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		1,650	1,719
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		655	701
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22		1,190	1,308
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24		1,100	1,265
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25		2,000	2,352
	Tampa FL Hospital Revenue	5.000%	7/1/19		1,755	1,764
	Tampa FL Hospital Revenue	4.000%	7/1/20		1,100	1,127
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23		1,675	1,876
3	Tampa-Hillsborough County FL Expressway Authority Revenue TOB VRDO	2.360%	5/7/19		14,760	14,760
	Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19		1,165	1,181
	Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20		1,825	1,912
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22		3,455	3,723
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23		830	938
	Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19		1,300	1,303
	Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21		1,485	1,579

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Volusia County FL School Board COP	5.000%	8/1/21	(15)	525	563
Volusia County FL School Board COP	5.000%	8/1/22	(15)	840	927
					920,504
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/25		2,440	2,793
Atlanta GA Airport Revenue	5.000%	1/1/20		1,205	1,232
Atlanta GA Airport Revenue	5.000%	1/1/21		750	791
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/19		1,100	1,120
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20		1,000	1,046
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21		1,150	1,236
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22		1,000	1,100
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23		1,000	1,126
Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24		900	1,036
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21		2,025	2,193
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22		2,600	2,899
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23		2,590	2,966
Augusta GA Water & Sewerage Revenue	5.000%	10/1/22		12,295	13,628
Augusta GA Water & Sewerage Revenue	5.000%	10/1/23		7,800	8,871
Augusta GA Water & Sewerage Revenue	5.000%	10/1/24		8,190	9,535
Augusta GA Water & Sewerage Revenue	5.000%	10/1/25		8,600	10,235
Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21		2,650	2,627
Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/22		500	549
Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/23		625	703
Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/24		660	760
Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/25		850	996
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/23		500	563
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/24		345	397
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/26		590	705
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19		5,500	5,495
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.850%	8/22/19		4,970	4,966
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21		28,470	28,749
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21		15,000	14,745
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21		1,600	1,586
Cherokee County GA Board of Education GO	5.000%	2/1/21		400	423
Cherokee County GA Board of Education GO	5.000%	8/1/22		3,090	3,424
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20		350	360
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22		500	543
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23		400	444
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24		500	567
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/19		200	201
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/20		335	348
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21		400	427
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23		835	940
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24		860	993
Dalton GA Combined Utilities Revenue	5.000%	3/1/23		1,015	1,126
Dalton GA Combined Utilities Revenue	5.000%	3/1/24		1,000	1,135
Dalton GA Combined Utilities Revenue	5.000%	3/1/25		550	636
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19		1,000	1,010
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20		1,500	1,564
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21		1,890	2,021
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28		6,685	7,258
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19		1,300	1,318
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19		1,000	1,014
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20		1,270	1,330
Douglas County GA GO	5.000%	4/1/21		1,500	1,596
Douglas County GA GO	5.000%	4/1/22		785	860
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22		405	439

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		345	383
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		500	567
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21		1,925	1,925
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22		1,335	1,373
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23		1,990	2,060
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24		2,185	2,270
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21		1,000	1,053
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21		700	739
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22		550	597
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23		500	557
1	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) PUT, SIFMA Municipal Swap Index Yield + 0.950%	3.250%	2/18/20		18,725	18,734
3	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project) TOB VRDO	2.450%	5/7/19		5,900	5,900
	Georgia GO	5.000%	7/1/24		6,000	6,995
	Georgia GO	5.000%	2/1/26		5,755	6,439
	Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44		1,740	1,795
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		750	765
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20		5,730	5,841
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21	(15)	2,665	2,792
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		10,050	10,817
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23		400	441
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24		3,750	4,186
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/19		5,000	5,068
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/20		3,660	3,827
	Georgia Municipal Gas Authority Revenue	5.000%	10/1/22		4,500	4,971
	Georgia Road & Tollway Authority GAN	5.000%	6/1/19	(Prere.)	25,760	25,832
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		16,190	17,303
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/22		650	715
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/23		525	594
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/24		515	595
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/25		490	580
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/19		2,590	2,597
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21		5,000	5,344
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/21		2,500	2,650
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/22		2,500	2,710
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/26		465	533
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22		375	396
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		370	411
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		530	601
	Gwinnett County GA School District GO	5.000%	2/1/20		1,000	1,026
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22		300	325
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		325	361
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		450	511
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/20		740	761
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		3,545	3,727
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22		500	538
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23		750	824
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23		4,555	5,171
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24		1,000	1,118
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24		5,000	5,809
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/25		2,500	2,841
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		117,715	127,037
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		500	541
1	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	2.506%	6/3/19		100,000	99,372
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21		1,625	1,611
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/19		220	223
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		2,430	2,477
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		42,410	43,232
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		2,150	2,253
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		5,550	5,815

Limited-Term Tax-Exempt Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	4,690	4,914
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,300	9,965
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	3,975
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,855	3,128
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,950	4,327
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,207
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	1,715	1,789
Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	1,230	1,382
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,380	2,709
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,830	4,385
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	680	791
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	3,765	4,379
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22	1,125	1,237
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,045	7,382
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/24	1,160	1,295
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,520
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,165	1,218
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,639
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,105
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,051
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,298
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,185	1,316
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,035	1,177
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21	1,550	1,656
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22	1,000	1,097
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23	1,080	1,215
South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24	1,490	1,717
				683,028
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/22	345	366
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	500	508
Guam Government Business Privilege Tax Revenue	5.000%	1/1/20	390	397
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	2,845	2,961
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,700	1,806
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	2,150	2,322
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	3,300	3,489
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	1,095	1,199
Guam Government Business Privilege Tax Revenue	5.000%	1/1/25	990	1,044
Guam Government Business Privilege Tax Revenue	5.000%	12/1/26	750	856
Guam Government Limited Obligation Revenue	5.000%	12/1/19	750	762
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,030
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	619
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,472
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	575	633
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	1,500	1,651
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24	500	560
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25	500	568
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20	630	649
Guam Power Authority Revenue	5.000%	10/1/20	520	538
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,097
Guam Power Authority Revenue	5.000%	10/1/24	2,145	2,390
Guam Power Authority Revenue	5.000%	10/1/25	1,480	1,674
				28,591
Hawaii (0.8%)
Hawaii County HI GO	5.000%	9/1/23	1,200	1,366
Hawaii County HI GO	5.000%	9/1/23	1,785	2,031
Hawaii County HI GO	5.000%	9/1/23	1,395	1,588
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/27/19	4,410	4,410
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	2.750%	11/27/19	2,280	2,280
Hawaii GO	5.000%	6/1/19	2,370	2,376
Hawaii GO	5.000%	8/1/19	3,735	3,766
Hawaii GO	5.000%	8/1/19	3,500	3,529
Hawaii GO	5.000%	12/1/19	5,000	5,098
Hawaii GO	5.000%	8/1/21	7,630	8,199
Hawaii GO	5.000%	8/1/21	7,035	7,560
Hawaii GO	5.000%	8/1/22	6,000	6,636
Hawaii GO	5.000%	8/1/22	2,625	2,903

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Hawaii GO	5.000%	10/1/22		9,055	10,062
	Hawaii GO	5.000%	10/1/22		7,030	7,812
	Hawaii GO	5.000%	10/1/22		2,690	2,989
	Hawaii GO	4.000%	5/1/23		2,055	2,241
	Hawaii GO	5.000%	10/1/23		3,660	4,177
	Hawaii GO	5.000%	4/1/24		13,610	15,726
	Hawaii GO	4.000%	5/1/24		3,970	4,407
	Hawaii GO	5.000%	5/1/24		13,040	15,099
	Hawaii GO	5.000%	10/1/24		6,580	7,698
	Hawaii GO	5.000%	8/1/25		2,235	2,533
	Hawaii GO	5.000%	8/1/28		7,000	7,885
	Hawaii Highway Revenue	5.000%	1/1/20		1,000	1,023
	Honolulu HI City & County GO	5.000%	8/1/25		3,150	3,378
	Honolulu HI City & County GO	5.000%	9/1/19		2,500	2,528
	Honolulu HI City & County GO	5.000%	10/1/21		1,520	1,642
	Honolulu HI City & County GO	5.000%	10/1/21		2,255	2,436
	Honolulu HI City & County GO	5.000%	10/1/21		3,660	3,954
	Honolulu HI City & County GO	5.000%	9/1/23		1,885	2,147
	Honolulu HI City & County GO	5.000%	9/1/24		2,925	3,416
	Honolulu HI City & County GO	5.000%	9/1/25		1,815	2,166
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	9/1/20		5,500	5,498
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	9/1/20		7,500	7,498
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.310%	2.610%	9/1/20		12,500	12,496
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		10,125	10,122
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		11,500	11,497
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		11,250	11,247
1	Honolulu HI City & County GO PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/20		7,500	7,498
						220,917
Idaho (0.1%)
	Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/23		900	1,025
	Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/24		850	993
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,110
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/24		1,350	1,532
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/25		4,355	5,046
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20		5,000	5,258
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21		2,000	2,164
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22		2,000	2,224
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23		4,420	5,039
	Idaho Housing & Finance Association RAN	5.000%	7/15/23		2,680	3,019
	Idaho Housing & Finance Association RAN	5.000%	7/15/24		2,060	2,373
						29,783
Illinois (6.6%)
	Chicago IL Board of Education GO	5.000%	12/1/19		1,540	1,561
	Chicago IL Board of Education GO	5.000%	12/1/19		7,000	7,094
	Chicago IL Board of Education GO	5.250%	12/1/19	(14)(3)	1,835	1,862
	Chicago IL Board of Education GO	5.000%	12/1/20		7,825	8,108
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	1,750	1,818
	Chicago IL Board of Education GO	0.000%	12/1/21	(14)	485	448
	Chicago IL Board of Education GO	5.000%	12/1/21		13,860	14,543
	Chicago IL Board of Education GO	5.000%	12/1/21		3,395	3,562
	Chicago IL Board of Education GO	5.000%	12/1/21		1,570	1,618
	Chicago IL Board of Education GO	0.000%	12/1/22	(13)(3)	3,855	3,518
	Chicago IL Board of Education GO	5.000%	12/1/22		7,000	7,418
	Chicago IL Board of Education GO	5.000%	12/1/22		3,000	3,179
	Chicago IL Board of Education GO	5.000%	12/1/22		535	567
	Chicago IL Board of Education GO	0.000%	12/1/23	(14)	1,500	1,288
	Chicago IL Board of Education GO	5.000%	12/1/23		2,950	3,159
	Chicago IL Board of Education GO	5.000%	12/1/23		9,590	10,269
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	570	471
	Chicago IL Board of Education GO	5.000%	12/1/24		1,000	1,076
	Chicago IL Board of Education GO	5.000%	12/1/24		3,055	3,288
	Chicago IL Board of Education GO	5.000%	12/1/24		10,000	10,764
	Chicago IL Board of Education GO	5.000%	12/1/24	(4)	5,600	6,301
	Chicago IL Board of Education GO	5.000%	12/1/24		8,500	9,149
	Chicago IL Board of Education GO	5.000%	12/1/25	(4)	4,500	5,147
	Chicago IL Board of Education GO	7.000%	12/1/26		10,000	12,032
	Chicago IL GO	5.000%	12/1/19		1,505	1,527
	Chicago IL GO	4.000%	1/1/20		120	121
	Chicago IL GO	5.000%	1/1/20		150	152
	Chicago IL GO	5.000%	1/1/20		500	508
	Chicago IL GO	5.000%	1/1/20		100	102

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Chicago IL GO	4.000%	1/1/21		1,250	1,269
	Chicago IL GO	5.000%	1/1/21	(ETM)	145	153
	Chicago IL GO	5.000%	1/1/21	(ETM)	195	205
	Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,776
	Chicago IL GO	5.000%	12/1/21		500	516
	Chicago IL GO	5.000%	1/1/22		15,725	16,596
	Chicago IL GO	4.000%	1/1/23		100	101
	Chicago IL GO	5.000%	1/1/23		770	824
	Chicago IL GO	5.000%	1/1/23		18,500	19,794
	Chicago IL GO	0.000%	1/1/24	(14)	1,000	866
	Chicago IL GO	5.000%	1/1/24		5,675	6,137
	Chicago IL GO	5.000%	1/1/25		450	471
	Chicago IL GO	5.000%	1/1/25		12,420	13,592
	Chicago IL GO	5.000%	1/1/26		2,750	2,995
	Chicago IL GO	5.000%	1/1/26		345	371
	Chicago IL GO	5.000%	1/1/26		160	174
	Chicago IL GO	5.000%	1/1/27	(4)	2,145	2,191
	Chicago IL Housing Authority Revenue	5.000%	1/1/23		1,710	1,890
	Chicago IL Housing Authority Revenue	5.000%	1/1/24		1,450	1,635
	Chicago IL Housing Authority Revenue	5.000%	1/1/25		4,320	4,971
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		4,470	4,825
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		5,105	5,510
	Chicago IL Midway Airport Revenue	5.000%	1/1/20		2,075	2,120
	Chicago IL Midway Airport Revenue	5.000%	1/1/25		8,000	9,067
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21		500	517
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		16,500	16,859
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20		4,000	4,087
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		4,175	4,399
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		500	527
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		3,650	3,846
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		600	632
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		9,700	10,514
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,125	1,219
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,600	1,734
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		700	759
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,440	1,561
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		750	835
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		7,000	7,794
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,100	1,225
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,010	1,125
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,930	2,149
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		2,270	2,527
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		2,445	2,789
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		1,400	1,597
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		4,410	5,030
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		1,575	1,796
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		2,385	2,720
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		750	874
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	2.500%	5/7/19	LOC	12,100	12,100
	Chicago IL Park District GO	5.000%	1/1/26		325	342
	Chicago IL Park District GO	5.000%	1/1/22		400	426
	Chicago IL Park District GO	5.000%	1/1/22		1,000	1,065
	Chicago IL Park District GO	5.000%	1/1/22		125	133
	Chicago IL Park District GO	4.500%	1/1/23		200	205
	Chicago IL Park District GO	5.000%	1/1/23		790	840
	Chicago IL Park District GO	5.000%	1/1/23		500	541
	Chicago IL Park District GO	5.000%	1/1/23		400	433
	Chicago IL Park District GO	5.000%	1/1/23		1,265	1,369
	Chicago IL Park District GO	5.000%	1/1/24		550	606
	Chicago IL Park District GO	5.000%	1/1/25		315	347
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20		1,195	1,217
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21		2,920	3,049
3	Chicago IL Transit Authority Revenue TOB VRDO	2.450%	5/7/19		13,399	13,399
3	Chicago IL Transit Authority Revenue TOB VRDO	2.500%	5/7/19		3,600	3,600
	Chicago IL Transit Authority Capital Grant Receipts Revenue	4.000%	6/1/19		1,250	1,252
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		1,250	1,289
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,840	1,945
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,000	1,057
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		3,090	3,345
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		2,500	2,710
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23		9,205	10,185

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23		5,000	5,534
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24		5,065	5,721
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24		1,250	1,412
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25		4,000	4,582
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25		1,500	1,722
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22		9,820	10,550
Chicago IL Wastewater Transmission Revenue	5.500%	1/1/20	(14)	525	537
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		1,000	1,049
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		2,815	3,026
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		1,310	1,442
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,300	2,532
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,350	2,587
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24		1,125	1,262
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24		2,700	3,029
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25		1,000	1,140
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25		3,550	4,046
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25		390	436
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25		2,000	2,280
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26		1,020	1,181
Chicago IL Water Revenue	5.000%	11/1/21		2,090	2,179
Chicago IL Water Revenue	5.000%	11/1/22		500	549
Chicago IL Water Revenue	5.000%	11/1/26		1,000	1,081
Chicago IL Waterworks Revenue	5.000%	11/1/19		750	761
Chicago IL Waterworks Revenue	5.000%	11/1/19		475	482
Chicago IL Waterworks Revenue	5.000%	11/1/20		2,500	2,611
Chicago IL Waterworks Revenue	5.000%	11/1/22		1,540	1,690
Chicago IL Waterworks Revenue	5.000%	11/1/22		695	763
Chicago IL Waterworks Revenue	5.000%	11/1/23		2,900	3,254
Chicago IL Waterworks Revenue	5.000%	11/1/24		3,100	3,538
Chicago IL Waterworks Revenue	5.000%	11/1/24		1,725	1,969
Chicago IL Waterworks Revenue	5.000%	11/1/25		12,505	14,470
Chicago IL Waterworks Revenue	5.000%	11/1/26		11,825	13,866
Cook County IL Forest Preservation District GO	5.000%	12/15/19		1,580	1,611
Cook County IL GO	5.000%	11/15/19		215	219
Cook County IL GO	5.000%	11/15/19		1,875	1,906
Cook County IL GO	5.000%	11/15/19		1,000	1,016
Cook County IL GO	5.000%	11/15/19		1,500	1,524
Cook County IL GO	5.000%	11/15/20		2,125	2,221
Cook County IL GO	5.000%	11/15/20		500	523
Cook County IL GO	5.000%	11/15/21		500	537
Cook County IL GO	5.000%	11/15/22		280	307
Cook County IL GO	5.250%	11/15/24		5,000	5,368
Cook County IL GO	5.000%	11/15/25		1,400	1,457
Cook County IL GO	5.250%	11/15/25		4,500	4,826
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/19		2,380	2,412
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20		2,475	2,564
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21		2,575	2,713
Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22		2,680	2,872
Elk Grove Village IL GO	3.000%	1/1/23		500	520
Elk Grove Village IL GO	3.000%	1/1/24		550	574
Elk Grove Village IL GO	3.000%	1/1/25		560	589
Illinois Development Finance Authority Revenue (St. Vincent de Paul Center) PUT	2.450%	3/3/26		2,000	2,010
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20		6,000	5,987
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.800%	2/13/20		500	500
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20		8,000	7,957
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19		1,000	1,008
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21		2,000	2,143
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22		1,000	1,103
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22		2,060	2,030
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19		27,295	27,295
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	2.600%	11/27/19		5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20		5,850	5,982
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22		700	769
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23		750	844
Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24		1,330	1,531
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21		3,000	2,993
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21		750	791
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23		1,000	1,111
Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26		1,000	1,070
Illinois Finance Authority Revenue (Carle Foundation) VRDO	2.310%	5/7/19	LOC	6,500	6,500
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19		1,115	1,127

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		500	522
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		2,940	3,067
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21		975	1,047
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21		380	408
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24		250	288
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21		375	392
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22		350	374
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23		500	547
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24		565	630
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22		1,030	1,036
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19		7,805	7,876
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20		4,210	4,381
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21		5,510	5,900
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26		680	793
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/24		800	915
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/25		1,650	1,923
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/26		2,400	2,846
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22		5,380	5,922
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/25		1,730	2,024
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20		1,035	1,072
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22		2,380	2,604
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/24		1,395	1,599
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/19		2,600	2,617
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/20		1,000	1,039
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22		1,250	1,375
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/23		1,000	1,129
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/24		3,250	3,756
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/25		4,500	5,314
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22		19,500	21,664
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20		875	904
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20		3,560	3,732
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		375	399
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21		1,100	1,186
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		2,605	2,844
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		875	955
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22		1,585	1,753
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		500	559
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/24		1,650	1,886
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/25		7,570	8,818
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		4,315	5,091
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		1,120	1,215
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21		1,200	1,265
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22		1,600	1,726
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23		1,400	1,542
1	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	3.101%	5/1/21		2,500	2,507
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21		3,055	3,231
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22		4,000	4,354
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23		5,000	5,587
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20		1,000	1,034
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19		500	509
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20		1,000	1,050
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21		1,000	1,079
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22		1,000	1,108
3	Illinois Finance Authority Revenue (Rush University Medical Center) TOB VRDO	2.400%	5/7/19	(Prere.)	8,945	8,945
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22		1,000	1,083
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20	(Prere.)	1,160	1,194
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22		900	970
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24		2,410	2,709
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25		595	681
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21		700	740
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22		1,000	1,081
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23		1,500	1,655
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		1,200	1,321
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23		1,100	1,241
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19		1,745	1,769
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20		7,000	7,326
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20		6,325	6,307
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/22		845	881
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/24		1,675	1,782

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	5.000%	2/15/25		875	984
	Illinois GO	5.000%	6/1/19		3,750	3,759
	Illinois GO	5.000%	7/1/19		4,920	4,944
	Illinois GO	5.000%	8/1/19		34,950	35,203
	Illinois GO	4.000%	9/1/19		2,000	2,013
	Illinois GO	5.000%	11/1/19		10,000	10,146
	Illinois GO	5.000%	11/1/19		79,030	80,185
	Illinois GO	5.000%	2/1/20		4,855	4,953
	Illinois GO	5.000%	2/1/20		5,690	5,805
	Illinois GO	5.000%	3/1/20		10,690	10,928
	Illinois GO	5.000%	4/1/20		2,025	2,074
	Illinois GO	5.000%	5/1/20		24,500	25,141
	Illinois GO	5.000%	5/1/20		2,245	2,304
	Illinois GO	5.000%	7/1/20		12,500	12,872
	Illinois GO	5.000%	8/1/20		1,260	1,300
	Illinois GO	5.000%	8/1/20	(4)	6,500	6,715
	Illinois GO	4.000%	9/1/20		1,520	1,551
	Illinois GO	5.000%	11/1/20		77,730	80,661
	Illinois GO	5.000%	1/1/21	(4)	8,425	8,586
	Illinois GO	5.000%	2/1/21		4,325	4,507
	Illinois GO	5.000%	2/1/21		10,000	10,421
	Illinois GO	5.000%	4/1/21		8,600	8,996
	Illinois GO	5.000%	4/1/21		3,390	3,546
	Illinois GO	5.000%	5/1/21		12,000	12,574
	Illinois GO	5.000%	10/1/21		6,210	6,566
	Illinois GO	5.000%	10/1/21		6,940	7,338
	Illinois GO	5.000%	11/1/21		32,780	34,721
	Illinois GO	5.000%	1/1/22		100	101
	Illinois GO	5.000%	2/1/22		2,000	2,120
	Illinois GO	5.000%	7/1/22		4,325	4,623
	Illinois GO	5.000%	8/1/22		7,000	7,494
	Illinois GO	5.000%	10/1/22		19,930	21,404
	Illinois GO	5.000%	11/1/22		8,200	8,821
	Illinois GO	5.000%	11/1/22		13,800	14,844
	Illinois GO	5.000%	1/1/23		19,200	20,503
	Illinois GO	5.000%	2/1/23		7,000	7,485
	Illinois GO	5.000%	3/1/23		500	528
	Illinois GO	5.000%	10/1/23		10,000	10,802
	Illinois GO	5.000%	11/1/23		20,000	21,630
	Illinois GO	5.000%	8/1/24		4,180	4,422
	Illinois GO	5.000%	10/1/24		5,000	5,451
	Illinois GO	5.000%	11/1/24		10,315	11,258
	Illinois GO	5.000%	4/1/25		4,170	4,478
	Illinois GO	5.000%	11/1/25		17,200	18,839
	Illinois GO	5.000%	3/1/26	(4)	1,125	1,200
	Illinois GO	5.000%	4/1/26	(4)	1,500	1,633
	Illinois GO	5.000%	5/1/26		6,275	6,735
	Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	2,999
	Illinois Housing Development Authority Revenue (Larkin Village)	4.000%	10/1/48		15,250	16,167
	Illinois Sales Tax Revenue	5.000%	6/15/19		14,385	14,434
	Illinois Sales Tax Revenue	5.000%	6/15/20		15,050	15,515
	Illinois Sales Tax Revenue	4.000%	6/15/21		255	255
	Illinois Sales Tax Revenue	5.000%	6/15/24	(15)	4,600	5,103
	Illinois Sales Tax Revenue	5.000%	6/15/24		5,000	5,503
	Illinois Sales Tax Revenue	5.000%	6/15/24		1,780	1,959
	Illinois Sales Tax Revenue	5.000%	6/15/25		5,000	5,540
	Illinois Sales Tax Revenue	5.000%	6/15/25		8,825	9,779
	Illinois Sales Tax Revenue	5.000%	6/15/25	(15)	9,370	10,205
3	Illinois Sales Tax Revenue TOB VRDO	2.570%	5/7/19	(Prere.)	4,155	4,155
	Illinois Sports Facility Authority Revenue	0.000%	6/15/22	(2)	1,395	1,256
	Illinois Sports Facility Authority Revenue	0.000%	6/15/23	(2)	8,945	7,768
	Illinois Sports Facility Authority Revenue	0.000%	6/15/24	(2)	13,500	11,283
	Illinois Toll Highway Authority Revenue	5.000%	12/1/19		20,080	20,470
	Illinois Toll Highway Authority Revenue	5.000%	1/1/20		5,000	5,111
	Illinois Toll Highway Authority Revenue	5.000%	12/1/20		21,625	22,757
	Illinois Toll Highway Authority Revenue	5.000%	1/1/21		5,000	5,275
	Illinois Toll Highway Authority Revenue	5.000%	12/1/21		15,000	16,265
	Illinois Toll Highway Authority Revenue	5.000%	1/1/24		2,000	2,291
	Illinois Toll Highway Authority Revenue	5.000%	1/1/25		9,500	11,119
	Illinois Toll Highway Authority Revenue	5.000%	1/1/26		12,750	15,212

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,000	3,061
	Illinois Toll Highway Authority Revenue VRDO	2.310%	5/7/19		21,215	21,215
	Kendall County IL Forest Preserve District GO	5.000%	1/1/24	(4)	1,425	1,608
	Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22		1,375	1,505
	Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23		550	616
	McHenry County IL Conservation District GO	5.000%	2/1/21		3,000	3,170
	McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		2,000	2,167
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	16,775	15,910
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	2,510	2,348
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	100	88
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	6,825	5,803
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/19	(14)	1,235	1,217
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		3,500	3,629
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/22		3,130	3,141
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/22		875	934
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/23		4,595	4,877
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/25		1,000	1,108
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		26,320	27,839
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22		2,500	2,765
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23		2,210	2,498
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,290	1,488
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		10,025	10,374
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,664
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		870	929
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/23		15,000	16,708
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/24		20,030	22,780
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/25		38,010	44,103
	Romeoville IL GO	5.000%	12/30/25		3,315	3,927
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21		615	649
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23		1,155	1,263
3	Sales Tax Securitization Corp. IL TOB VRDO	2.450%	5/7/19		16,855	16,855
	Springfield IL Electric Revenue	5.000%	3/1/21		2,000	2,111
	Springfield IL Electric Revenue	5.000%	3/1/22		2,335	2,531
	Springfield IL Electric Revenue	5.000%	3/1/23		5,060	5,621
	Springfield IL Electric Revenue	5.000%	3/1/24		4,585	5,198
	Springfield IL Electric Revenue	5.000%	3/1/25		10,045	11,615
3	Springfield IL Water Revenue TOB VRDO	2.510%	5/7/19		4,112	4,112
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24		2,655	2,726
	University of Illinois COP	5.000%	8/15/20		5,000	5,198
	University of Illinois COP	5.000%	10/1/20		3,850	4,018
	University of Illinois COP	5.000%	8/15/21		5,000	5,337
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	526
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/24	(4)	500	540
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/25	(4)	555	606
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22		1,300	1,300
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)	2,820	2,467
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)(ETM)	12,375	11,221
						1,813,840
Indiana (1.3%)
	Avon IN Community School Building Corp	5.000%	7/15/21		1,505	1,609
	Avon IN Community School Building Corp. Revenue	5.000%	1/15/21		2,325	2,454
	Avon IN Community School Building Corp. Revenue	5.000%	7/15/26		1,010	1,216
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21		200	214
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22		250	276
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23		310	351
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/21		500	535
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/22		250	276
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/23		660	748
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/24		200	231
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/25		350	409
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/25		350	413
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/26		350	416
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21	(15)	3,155	3,333
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22	(15)	3,370	3,662

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23	(15)	3,535	3,940
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/23		1,655	1,847
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/24		1,250	1,408
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/24		1,500	1,709
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		2,355	2,697
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		1,055	1,208
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/25		2,030	2,348
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/26		2,080	2,424
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		2,130	2,504
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19		50	51
Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,152
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21		2,380	2,421
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22		1,550	1,718
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20		860	888
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		1,000	1,051
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		2,100	2,208
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21		2,500	2,709
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		7,050	7,853
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23		5,250	5,998
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/19		700	711
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		600	628
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	538
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		925	1,023
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/23		1,275	1,445
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/24		1,020	1,183
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/25		1,550	1,835
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	(ETM)	55	55
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19		1,595	1,595
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/20		1,830	1,887
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/24		1,015	1,164
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/25		1,205	1,411
Indiana Finance Authority Lease Revenue	5.000%	2/1/20		3,500	3,589
Indiana Finance Authority Revenue	5.000%	2/1/23		2,675	2,917
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20		1,300	1,335
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21		250	262
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22		250	275
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23		750	814
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23		700	789
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/20		900	943
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/21		550	593
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		1,115	1,267
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		2,000	2,273
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		3,275	3,807
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		1,905	2,215
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		6,240	7,406
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		5,315	6,309
Indiana Finance Authority Revenue (Trinity Health) VRDO	2.330%	5/7/19		30,300	30,300
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19		335	340
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		840	878
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		375	392
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		1,680	1,808
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		380	409
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22		1,000	1,105
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		34,110	34,145
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/19		1,780	1,797
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/20		1,865	1,924
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/21		1,925	2,026
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22		1,985	2,131
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23		1,845	2,015
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		2,250	2,236
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	60	60
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,460	2,448
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,805	3,791
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		6,235	6,194
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		4,215	4,187
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22	(14)	16,640	18,711
Indiana University Student Fee Revenue	5.000%	6/1/19		1,500	1,504
Indiana University Student Fee Revenue	5.000%	6/1/21		3,500	3,744

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Indiana University Student Fee Revenue	5.000%	6/1/22		3,055	3,368
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/25		1,430	1,707
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/25		1,300	1,530
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/26		1,905	2,289
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	9,000	10,356
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/25	(14)	12,215	14,403
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/25		3,040	3,392
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/25		6,190	6,960
	IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/26		5,660	6,400
	IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/26		6,765	7,699
	Ivy IN Tech Community College Revenue	5.000%	7/1/19		850	855
	Ivy IN Tech Community College Revenue	5.000%	7/1/20		500	520
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20		1,010	1,031
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22		1,275	1,367
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23		850	932
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	1,995
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22		2,660	2,850
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23		3,450	3,729
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23		3,135	3,420
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24		2,910	3,193
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24		2,200	2,436
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25		4,070	4,513
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19		30,000	30,014
						347,650
Iowa (0.3%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19		5,675	5,720
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19		4,075	4,095
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/24		1,000	1,118
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		2,635	2,652
3	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		12,155	12,781
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		18,000	19,290
	Iowa Finance Authority Revenue	5.000%	8/1/21		9,465	10,175
1	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	2.088%	10/1/21		3,750	3,749
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/21		1,395	1,473
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/23		1,000	1,114
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/25		1,700	1,973
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/26		1,000	1,182
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21		400	423
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22		425	459
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23		500	549
	Iowa Special Obligation Revenue	5.000%	6/15/23		4,830	5,467
	Xenia IA Rural Water District Revenue	3.000%	12/1/19		430	432
	Xenia IA Rural Water District Revenue	5.000%	12/1/21		320	341
	Xenia IA Rural Water District Revenue	5.000%	12/1/22		1,675	1,821
	Xenia IA Rural Water District Revenue	5.000%	12/1/23		450	499
						75,313
Kansas (0.5%)
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23		1,515	1,649
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24		1,545	1,707
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22		500	536
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23		500	545
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24		1,080	1,196
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25		1,100	1,235
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/21		1,325	1,396
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/22		1,010	1,087
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23		450	513
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23		750	854
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24		250	292
	Johnson KS GO	4.000%	9/1/25		1,055	1,136
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/22		3,650	4,044
1	Kansas Department of Transportation Highway Revenue, 67% of 1M USD LIBOR + 0.400%	2.076%	9/1/19		4,250	4,253
1	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	2.051%	9/1/21		7,580	7,573
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.375%	3/1/29		3,000	3,084
	Kansas Development Finance Authority Revenue	5.000%	5/1/21		17,635	18,701
	Kansas Development Finance Authority Revenue	5.000%	4/1/22		3,795	4,127
	Kansas Development Finance Authority Revenue	5.000%	5/1/22		17,565	19,143
	Kansas Development Finance Authority Revenue	5.000%	5/1/24		16,420	18,309
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/25		1,000	1,167
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/23		4,080	4,478
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/24		8,045	8,984

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/19		200	201
	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/20		400	412
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/21		575	621
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/22		1,250	1,387
	Seward County KS Unified School District No. 480 GO	3.000%	9/1/19		470	472
	Seward County KS Unified School District No. 480 GO	3.000%	9/1/20		450	458
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/21		400	429
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/22		315	348
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/23		1,250	1,415
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/24		1,500	1,740
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/25		1,750	2,077
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22		180	197
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23		300	336
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24		300	345
3	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	2.320%	5/7/19		4,609	4,609
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22		1,040	1,154
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22		1,000	1,107
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23		1,200	1,364
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19		500	505
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20		1,580	1,648
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		775	854
						127,688
Kentucky (1.6%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21		540	553
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22		2,245	2,395
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23		765	832
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24		680	752
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19		10,375	10,336
	Kenton County KY Airport Revenue	5.000%	1/1/20		700	715
	Kenton County KY Airport Revenue	5.000%	1/1/21		750	788
	Kenton County KY Airport Revenue	5.000%	1/1/22		785	854
	Kenton County KY Airport Revenue	5.000%	1/1/23		500	559
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		3,995	4,159
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22		8,625	9,569
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21		1,150	1,224
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22		870	952
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/25		1,660	1,946
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		1,185	1,208
	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/24		1,295	1,298
1	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 0.900%	2.601%	2/1/20		25,000	25,006
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/19		1,825	1,829
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21		1,500	1,574
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22		1,675	1,795
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20	(14)	6,000	6,230
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21	(14)	6,085	6,496
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22	(14)	2,500	2,737
	Kentucky Property & Building Commission Revenue	5.000%	8/1/21		15,885	16,936
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		4,510	4,931
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		15,110	16,521
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/24		1,760	1,876
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		115,875	124,985
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		83,730	91,518
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	10,901
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		24,000	26,184
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,001
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/20		1,715	1,788
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	3.000%	10/1/21		1,405	1,440
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/22		1,855	2,040
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/19		300	305
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/20		1,000	1,046
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	4.000%	11/1/19		17,810	18,020
	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/26		7,330	7,928
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21		2,170	2,246
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22		1,955	2,060

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23		2,635	2,821
	Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23	(4)	1,590	1,623
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24		3,975	4,301
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25		2,830	3,091
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26		4,425	4,861
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27		1,975	2,175
						441,405
Louisiana (1.5%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.310%	5/1/19		53,500	53,500
	East Baton Rouge Parish LA Sales Tax Revenue VRDO	2.410%	5/7/19	LOC	26,000	26,000
	Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19		1,190	1,198
3	Franciscan Missionaries of Our Lady Health System Obligated Group TOB VRDO	2.500%	5/7/19		9,475	9,475
	Greater New Orleans Expressway Commission Revenue	5.000%	11/1/24	(4)	500	580
	Greater New Orleans Expressway Commission Revenue	5.000%	11/1/25	(4)	570	677
	Lafayette LA Communications System Revenue	5.000%	11/1/20	(4)	1,000	1,049
	Lafayette LA Communications System Revenue	5.000%	11/1/21	(4)	1,010	1,092
	Lafayette LA Communications System Revenue	5.000%	11/1/22	(4)	4,010	4,455
	Lafayette LA Utilities Revenue	5.000%	11/1/23	(4)	300	342
	Lafayette LA Utilities Revenue	5.000%	11/1/24	(4)	540	629
	Lafayette LA Utilities Revenue	5.000%	11/1/25	(4)	500	595
	Lafayette LA Utilities Revenue	5.000%	11/1/26		7,210	8,010
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20		8,000	8,276
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21	(4)	5,000	5,332
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	4,150	4,554
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		1,645	1,852
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		2,410	2,783
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		4,195	4,591
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		1,665	1,964
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		18,420	20,126
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		12,000	13,093
	Louisiana GO	5.000%	5/1/22		10,320	11,304
	Louisiana GO	5.000%	5/1/22		2,800	3,067
	Louisiana GO	5.000%	9/1/22		4,000	4,422
	Louisiana GO	5.000%	7/15/23		23,000	25,330
	Louisiana GO	5.000%	10/1/23		11,640	13,238
	Louisiana GO	5.000%	7/15/24		3,050	3,356
	Louisiana GO	5.000%	9/1/24		2,500	2,905
	Louisiana GO	5.000%	10/1/24		12,240	14,257
	Louisiana GO	5.000%	9/1/25		2,500	2,970
	Louisiana GO	5.000%	10/1/25		12,865	15,328
	Louisiana GO	5.000%	9/1/26		3,500	4,241
	Louisiana GO	5.000%	10/1/26		6,750	8,207
	Louisiana Highway Improvement Revenue	5.000%	6/15/19		1,000	1,004
	Louisiana Highway Improvement Revenue	5.000%	6/15/20		1,400	1,450
	Louisiana Highway Improvement Revenue	5.000%	6/15/21		1,185	1,264
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,930	2,074
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,435	2,683
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	5,000	5,634
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	2,265	2,552
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	4,365	5,023
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	2,370	2,727
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/25	(15)	4,300	5,055
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22		1,000	1,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23		1,000	1,124
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24		1,410	1,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25		2,075	2,301
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,497
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		25,000	29,054
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	384
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		290	318

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		380	426
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/24		1,135	1,303
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/25		2,540	2,977
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/26		2,670	3,180
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20		330	337
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21		450	476
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22		350	380
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		645	717
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		620	703
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		720	832
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19		1,250	1,257
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20		1,100	1,141
	New Orleans LA Aviation Board Revenue	5.000%	1/1/22		135	146
	New Orleans LA Aviation Board Revenue	5.000%	1/1/23		150	167
	New Orleans LA Aviation Board Revenue	5.000%	1/1/24		200	227
	New Orleans LA Aviation Board Revenue	5.000%	10/1/24	(4)	100	115
	New Orleans LA Aviation Board Revenue	5.000%	1/1/25		100	116
	New Orleans LA Aviation Board Revenue	5.000%	10/1/25	(4)	350	410
	New Orleans LA GO	5.000%	12/1/20		1,400	1,468
	New Orleans LA GO	5.000%	12/1/21		1,260	1,359
	New Orleans LA GO	5.000%	12/1/22		700	774
	New Orleans LA Sewage Service Revenue	5.000%	6/1/19		570	571
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/23	(15)	1,500	1,695
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/24	(15)	2,825	3,250
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/25	(15)	2,000	2,341
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		14,650	15,284
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19		2,500	2,503
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20		8,990	9,267
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22		1,000	1,084
						401,100
Maine (0.1%)
	Maine GO	5.000%	6/1/22		10,205	11,240
	Maine Governmental Facilities Authority Revenue	4.000%	10/1/24		690	767
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21		3,930	4,194
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22		1,425	1,563
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23		3,275	3,681
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		1,045	1,203
	Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		2,740	3,152
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24		500	572
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25		595	659
	Maine Housing Authority Mortgage Revenue	3.500%	11/15/47		3,395	3,523
	Maine Housing Authority Mortgage Revenue	4.000%	11/15/47		4,625	4,866
	Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/23		825	937
	Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/24		850	989
	Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/25		1,580	1,877
						39,223
Maryland (2.8%)
	Anne Arundel County MD GO	5.000%	10/1/22		3,110	3,457
	Anne Arundel County MD GO	5.000%	10/1/22		1,455	1,617
	Anne Arundel County MD GO	5.000%	10/1/22		2,520	2,801
	Anne Arundel County MD GO	5.000%	10/1/22		4,690	5,213
	Anne Arundel County MD GO	5.000%	10/1/23		3,110	3,551
	Anne Arundel County MD GO	5.000%	10/1/23		2,485	2,838
	Anne Arundel County MD GO	5.000%	10/1/23		3,880	4,430
	Anne Arundel County MD GO	5.000%	4/1/28		1,395	1,641
	Baltimore County MD GO	5.000%	2/1/20		2,100	2,153
	Baltimore County MD GO	5.000%	10/15/21		10,400	11,240
	Baltimore County MD GO	5.000%	8/1/25		3,000	3,314
	Baltimore MD Project Revenue	5.000%	7/1/21		750	802
	Baltimore MD Project Revenue	5.000%	7/1/21		520	557
	Baltimore MD Project Revenue	5.000%	7/1/22		550	605
	Baltimore MD Project Revenue	5.000%	7/1/22		500	551
	Baltimore MD Project Revenue	5.000%	7/1/23		550	621
	Baltimore MD Project Revenue	5.000%	7/1/23		525	594
3	Baltimore MD Project Revenue TOB VRDO	2.450%	5/7/19		8,185	8,185
	Charles County MD GO	5.000%	10/1/23		3,400	3,885
	Charles County MD GO	5.000%	10/1/24		3,575	4,190
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25		1,500	1,642
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26		2,000	2,217
	Howard County MD GO	5.000%	8/15/19		5,000	5,049
	Howard County MD GO	5.000%	2/15/20		4,475	4,595

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Maryland Department of Transportation Revenue	5.000%	5/1/19		4,000	4,000
Maryland Department of Transportation Revenue	5.000%	12/1/20		15,495	16,326
Maryland Department of Transportation Revenue	5.000%	12/15/21		7,930	8,621
Maryland Department of Transportation Revenue	5.000%	2/15/22		38,965	42,571
Maryland Department of Transportation Revenue	5.000%	12/15/22		11,270	12,613
Maryland Department of Transportation Revenue	5.000%	2/1/24		10,165	11,401
Maryland Department of Transportation Revenue	4.000%	12/15/24		17,620	19,439
Maryland Department of Transportation Revenue	4.000%	9/1/25		2,125	2,417
Maryland Department of Transportation Revenue	4.000%	12/15/25		4,550	5,013
Maryland Department of Transportation Revenue	4.000%	2/1/28		21,560	23,396
Maryland Department of Transportation Revenue	4.000%	5/1/28		10,440	11,683
Maryland Department of Transportation Revenue	4.000%	2/1/29		7,750	8,388
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,926
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/19		1,200	1,202
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,485	1,517
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/21		1,640	1,737
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/23		1,480	1,637
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/24		1,500	1,694
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/25		1,500	1,720
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/20	(4)	620	635
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/21	(4)	700	732
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/22	(4)	1,200	1,280
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/23	(4)	1,350	1,467
Maryland GO	5.000%	8/1/19	(Prere.)	28,995	29,242
Maryland GO	5.000%	11/1/19		4,265	4,337
Maryland GO	5.000%	3/1/21	(Prere.)	3,745	3,977
Maryland GO	4.000%	8/1/21		20,000	21,062
Maryland GO	5.000%	8/1/21		34,110	36,670
Maryland GO	5.000%	8/1/21		30,030	32,284
Maryland GO	5.000%	8/1/22		4,455	4,930
Maryland GO	5.000%	8/1/23		35,155	39,998
Maryland GO	5.000%	3/15/24		18,265	21,119
Maryland GO	5.000%	8/1/24		10,000	11,673
Maryland GO	4.000%	3/1/25		34,080	35,499
Maryland GO	5.000%	3/15/25		1,600	1,896
Maryland GO	5.000%	3/15/25		32,130	38,078
Maryland GO	4.000%	8/1/25		13,395	15,174
Maryland GO	4.000%	8/1/25		22,770	23,922
Maryland GO	5.000%	8/1/25		20,855	24,935
Maryland GO	5.000%	6/1/26		1,130	1,312
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.250%	1/1/24		1,455	1,642
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19		850	853
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20		1,000	1,037
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/22		680	737
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	895
Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/25		735	842
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19		1,400	1,413
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20		2,170	2,258
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21		1,785	1,911
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22		4,600	5,062
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20		1,055	1,080
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21		650	691
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22		500	546
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23		1,220	1,362
Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical Center)	5.000%	7/1/21		2,220	2,366
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,015	1,062
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/22		2,580	2,832
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/19		2,750	2,764
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/20		3,150	3,261
Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/21		7,045	7,494

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/22		5,000	5,459
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22		12,350	13,496
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	3.000%	3/1/27		3,000	3,132
	Montgomery County MD GO	5.000%	10/1/19		4,215	4,275
	Montgomery County MD GO	5.000%	11/1/19		2,840	2,888
	Montgomery County MD GO	5.000%	11/1/21		22,680	24,567
	Montgomery County MD GO	5.000%	12/1/21		10,000	10,859
	Montgomery County MD GO	5.000%	12/1/22		8,650	9,664
	Montgomery County MD GO	5.000%	11/1/24		5,260	6,178
	Montgomery County MD GO	4.000%	11/1/25		6,195	7,053
	Prince Georges County MD (Regional Medical Center) COP	5.000%	10/1/24		1,140	1,331
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23		650	710
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24		8,015	8,015
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24		1,145	1,266
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25		1,375	1,370
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25		1,250	1,400
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21		14,705	15,420
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21		1,840	1,957
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22		1,950	2,117
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23		2,060	2,274
						773,810
Massachusetts (2.4%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	2.600%	11/27/19		29,190	29,190
	Massachusetts College Building Authority Revenue	5.000%	5/1/21		5,495	5,862
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		7,000	7,157
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25		7,055	8,299
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		35,000	38,929
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/21		525	559
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/23		765	852
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/24		700	795
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/25		1,400	1,617
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/26		1,920	2,256
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19		1,215	1,232
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		1,425	1,510
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		750	795
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	923
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		2,395	2,634
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,769
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26		1,055	1,232
3	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	2.360%	5/7/19	LOC	6,430	6,430
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		5,000	5,187
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20		1,260	1,307
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		5,705	6,052
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		500	530
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21		5,035	5,342
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		3,485	3,793
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,655	1,801
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		6,000	6,671
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		500	556
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23		2,605	2,896
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24		1,350	1,530
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25		1,570	1,812
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25		780	900
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/26		5,735	6,734
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20		1,070	1,092
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21		3,180	3,340
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22		3,285	3,539
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22		1,725	1,859
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		3,335	3,679
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23		1,200	1,324
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		1,625	1,830
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		3,655	4,116
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25		1,010	1,158
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/20		700	719
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/21		750	787
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/23		800	869

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/24		1,420	1,565
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/25		1,195	1,334
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23		1,340	1,359
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20		850	856
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21		665	671
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/22		505	517
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/23		2,800	2,866
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/24		1,150	1,204
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/25		500	524
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20		800	831
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21		2,000	2,141
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22		1,565	1,724
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23		2,800	3,168
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/24		3,000	3,478
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/25/24		5,000	5,692
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		4,000	4,657
1	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.480%	2.780%	1/29/20		5,750	5,750
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	2.330%	5/7/19	LOC	7,430	7,430
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19		1,080	1,090
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20		1,105	1,141
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21		1,095	1,153
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22		1,165	1,249
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21	(10)	200	215
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21		1,025	1,090
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22		695	758
	Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/20		380	389
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		550	585
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		435	474
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		550	599
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		1,500	1,673
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		450	502
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		1,000	1,137
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		350	398
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/25		525	607
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26		550	646
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.750%	7/1/39		4,600	4,631
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/26		845	997
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19		2,000	2,010
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,440	1,529
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		3,200	3,397
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22		750	817
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/20		300	313
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/21		250	267
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/22		400	439
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/23		1,035	1,160
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/25		1,145	1,331
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		4,890	4,858
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		1,000	1,026
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20		5,000	5,190
	Massachusetts GO	4.000%	6/20/19		20,000	20,060
	Massachusetts GO	5.250%	8/1/19		9,000	9,081
	Massachusetts GO	5.500%	12/1/19	(14)	9,160	9,367
	Massachusetts GO	5.000%	6/1/20	(Prere.)	10,000	10,367
	Massachusetts GO	5.000%	8/1/21		40,500	43,540
	Massachusetts GO	5.000%	8/1/21	(Prere.)	7,500	8,059
	Massachusetts GO	5.000%	10/1/21	(Prere.)	7,860	8,498
	Massachusetts GO	5.000%	7/1/22		3,255	3,595
	Massachusetts GO	5.000%	7/1/22	(Prere.)	7,020	7,744
	Massachusetts GO	5.000%	7/1/22	(Prere.)	14,955	16,498
	Massachusetts GO	5.000%	11/1/22	(Prere.)	10,000	11,138
	Massachusetts GO	5.000%	11/1/22	(Prere.)	3,500	3,898
	Massachusetts GO	5.000%	10/1/23		4,420	5,051
	Massachusetts GO	5.000%	11/1/26		3,005	3,687
	Massachusetts GO PUT	1.050%	7/1/20		24,935	24,709
	Massachusetts GO PUT	1.700%	8/1/22		32,000	31,875
1	Massachusetts GO, SIFMA Municipal Swap Index Yield + 0.600%	2.900%	2/1/20		1,500	1,502

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22		410	413
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/19	(Prere.)	5,000	5,028
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		960	992
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,415	1,465
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,705
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		2,750	2,750
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		12,500	12,519
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		5,490	5,649
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		3,155	3,279
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		2,850	2,952
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		2,000	1,999
1	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	2.131%	6/3/19		3,750	3,749
1	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	2.630%	12/1/21		2,000	1,999
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19		2,250	2,253
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/23	(14)	12,440	14,117
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/24	(14)	28,990	33,807
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21		5,000	5,350
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22		3,850	4,112
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	17,000	16,801
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19		4,500	4,538
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	(Prere.)	7,520	7,584
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	(Prere.)	4,290	4,327
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	(Prere.)	5,000	5,043
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	(Prere.)	6,000	6,254
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21		4,605	4,954
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	(Prere.)	930	938
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	(Prere.)	3,210	3,237
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	(Prere.)	1,370	1,382
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21		4,120	4,433
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/23		6,000	6,446
	University of Massachusetts Building Authority Revenue	5.000%	11/1/20		1,250	1,313
2	University of Massachusetts Building Authority Revenue	5.000%	5/1/26		2,650	3,226
	University of Massachusetts Building Authority Revenue PUT	2.600%	11/27/19		9,185	9,185
						673,370
Michigan (2.5%)
	Byron Center MI Public School District GO	5.000%	5/1/23		100	112
	Byron Center MI Public School District GO	5.000%	5/1/24		120	138
	Byron Center MI Public School District GO	5.000%	5/1/25		100	117
	Byron Center MI Public School District GO	5.000%	5/1/26		110	131
	Byron Center MI Public School District GO	5.000%	5/1/27		200	242
	Chippewa Valley MI Schools GO	5.000%	5/1/19		1,025	1,025
	Chippewa Valley MI Schools GO	5.000%	5/1/22		450	494
	Chippewa Valley MI Schools GO	5.000%	5/1/23		3,095	3,485
	Chippewa Valley MI Schools GO	5.000%	5/1/23		575	648
	Coopersville MI Area Public Schools GO	5.000%	5/1/20		1,235	1,275
	Coopersville MI Area Public Schools GO	5.000%	5/1/21		2,325	2,474
	Coopersville MI Area Public Schools GO	5.000%	5/1/22		1,900	2,079
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,303
	Detroit MI City School District GO	5.000%	5/1/25		8,750	9,504
	Detroit MI City School District GO	5.000%	5/1/26		8,155	8,850
3	Detroit MI City School District GO TOB VRDO	2.500%	5/7/19	(18)	4,000	4,000
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	395	418
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	498
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	(4)	2,000	2,248
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	1,200	1,344
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	525	588
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/26	(4)	1,000	1,116
	Detroit MI GO	5.000%	4/1/20		500	510
	Detroit MI GO	5.000%	4/1/21		500	518
	Detroit MI Water Supply System Revenue	5.000%	7/1/20		1,755	1,820
	Detroit MI Water Supply System Revenue	5.250%	7/1/27		5,000	5,340
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/24	(4)	675	765
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/25	(4)	700	808
	East Lansing MI School District GO	5.000%	5/1/20		600	620
	East Lansing MI School District GO	5.000%	5/1/22		2,110	2,309

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	East Lansing MI School District GO	4.000%	5/1/23		390	423
	East Lansing MI School District GO	4.000%	5/1/24		900	995
	East Lansing MI School District GO	4.000%	5/1/26		530	603
	Eastern Michigan University Revenue	5.000%	3/1/24	(15)	1,835	2,096
	Eastern Michigan University Revenue	5.000%	3/1/25	(15)	1,610	1,876
	Forest Hills MI Public Schools GO	5.000%	5/1/22		4,645	5,101
	Forest Hills MI Public Schools GO	5.000%	5/1/23		4,405	4,966
	Fremont MI Public School District GO	5.000%	5/1/23		430	484
	Fremont MI Public School District GO	5.000%	5/1/24		470	542
	Fremont MI Public School District GO	5.000%	5/1/25		730	860
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/24		1,000	1,151
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		1,665	1,959
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		2,465	2,901
3	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	2.500%	5/7/19	(4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		1,840	2,020
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,820	5,430
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,365	4,912
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/24		3,000	3,453
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		3,500	4,118
	Hudsonville MI Public Schools GO	5.000%	5/1/22		260	285
	Hudsonville MI Public Schools GO	5.000%	5/1/23		300	337
	Hudsonville MI Public Schools GO	5.000%	5/1/25		340	398
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21		500	530
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22		535	581
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23		500	555
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24		550	623
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		700	772
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		250	283
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/24		500	574
	Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24		3,120	3,231
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/19		1,030	1,030
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/20		1,670	1,724
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/21		250	266
	Lake Orion MI Community School District GO	5.000%	5/1/24		500	577
	Lake Orion MI Community School District GO	5.000%	5/1/25		1,405	1,657
	Lake Orion MI Community School District GO	5.000%	5/1/26		1,000	1,204
	Lincoln MI Consolidated School District GO	5.000%	5/1/21	(4)	1,000	1,063
	Lincoln MI Consolidated School District GO	5.000%	5/1/23	(4)	1,380	1,550
	Livonia MI Public Schools School District GO	5.000%	5/1/19	(15)	1,000	1,000
	Livonia MI Public Schools School District GO	5.000%	5/1/20	(15)	3,365	3,471
	Livonia MI Public Schools School District GO	5.000%	5/1/21	(15)	2,000	2,123
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24		1,510	1,746
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25		1,050	1,244
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26		1,225	1,481
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21		710	756
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22		2,335	2,553
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23		1,300	1,453
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/24		505	577
	Michigan Building Authority Revenue	5.000%	4/15/20		7,000	7,224
	Michigan Building Authority Revenue	5.000%	10/15/20		2,250	2,359
	Michigan Building Authority Revenue	5.000%	4/15/22		4,410	4,837
	Michigan Building Authority Revenue	5.000%	4/15/23		1,465	1,651
	Michigan Finance Authority Revenue	5.000%	10/1/19		850	861
	Michigan Finance Authority Revenue	5.000%	10/1/19	(Prere.)	1,200	1,217
	Michigan Finance Authority Revenue	5.000%	4/1/20		5,400	5,555
	Michigan Finance Authority Revenue	5.000%	4/1/21		8,370	8,833
	Michigan Finance Authority Revenue	5.000%	4/15/21		6,280	6,689
	Michigan Finance Authority Revenue	5.000%	10/1/21		1,275	1,331
	Michigan Finance Authority Revenue	5.000%	4/1/22		12,685	13,738
	Michigan Finance Authority Revenue	5.000%	10/1/22		525	564
	Michigan Finance Authority Revenue	5.000%	11/1/22		675	749
	Michigan Finance Authority Revenue	5.000%	4/1/23		9,000	9,982
	Michigan Finance Authority Revenue	5.000%	10/1/23		1,290	1,420
	Michigan Finance Authority Revenue	5.000%	11/1/23		695	788
	Michigan Finance Authority Revenue	5.000%	11/1/24		820	952
	Michigan Finance Authority Revenue	5.000%	11/1/25		1,000	1,184
	Michigan Finance Authority Revenue (Ascension Health Credit Group) PUT	1.100%	8/15/19		1,525	1,522
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,250	1,284
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21		3,580	3,833
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22		2,500	2,752
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		3,265	3,726

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	2.500%	5/7/19		6,060	6,060
	Michigan Finance Authority Revenue (Detroit School District)	5.000%	5/1/25		1,265	1,479
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,000	2,011
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	2,855	2,870
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	3,500	3,518
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	(14)	1,310	1,317
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	8,000	8,298
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	8,500	8,817
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	2,310	2,396
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	3,000	3,112
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21		1,000	1,062
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	16,260	17,386
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	10,000	10,693
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(14)	3,000	3,193
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22		1,500	1,634
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	2,000	2,183
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21		1,875	2,019
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22		2,170	2,398
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23		3,205	3,626
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19		1,000	1,001
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20		600	620
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21		600	639
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22		800	876
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	2.084%	10/15/21		15,470	15,445
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20		600	615
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21		1,095	1,164
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22		1,000	1,093
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19		600	607
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19		1,000	1,012
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20		2,000	2,069
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21		1,600	1,725
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22		1,525	1,690
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19		1,500	1,521
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		9,305	9,785
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		5,000	5,411
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,850	2,003
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		5,780	6,427
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		6,120	6,978
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,115	2,411
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		2,110	2,461
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		4,250	5,068
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		18,000	20,852
	Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19		20,000	20,111
	Michigan GAN	5.000%	3/15/20		6,000	6,173
	Michigan GAN	5.000%	3/15/21		4,045	4,293
	Michigan GAN	5.000%	3/15/23		2,125	2,383
	Michigan GAN	5.000%	3/15/25		22,035	25,925
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/19		1,510	1,537
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23		7,330	7,457
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.950%	4/1/20		6,250	6,254
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,390	1,383
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,325	2,316
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		11,435	11,441
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		16,535	16,718
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		11,500	12,484
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,249
	Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19		3,350	3,359
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,000	1,082
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,000	1,112
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,270	2,588
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		1,775	2,070
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		1,540	1,836
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46		8,860	9,282
	Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48		10,840	11,260
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.250%	12/1/49		20,000	21,621
	Michigan State University Revenue	5.000%	2/15/21		2,000	2,120
	Michigan State University Revenue	4.000%	2/15/24		800	878
	Michigan State University Revenue	5.000%	2/15/25		1,000	1,169
	Michigan State University Revenue	5.000%	2/15/26		3,000	3,580
	Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22		1,460	1,583

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		10,250	9,988
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		2,000	1,949
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20		800	822
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21		615	651
	Milan MI Area Schools GO	5.000%	5/1/22		500	546
	Milan MI Area Schools GO	5.000%	5/1/23		585	655
	Milan MI Area Schools GO	5.000%	5/1/25		1,575	1,843
	Milan MI Area Schools GO	5.000%	5/1/26		2,010	2,397
	Northern Michigan University Revenue	5.000%	12/1/23		645	734
	Northern Michigan University Revenue	5.000%	12/1/24		775	901
	Northern Michigan University Revenue	5.000%	12/1/25		1,300	1,539
	Northville MI Public Schools GO	4.000%	5/1/22		240	256
	Northville MI Public Schools GO	4.000%	5/1/23		350	381
	Northville MI Public Schools GO	5.000%	5/1/24		300	346
	Northville MI Public Schools GO	5.000%	5/1/25		350	413
	Northville MI Public Schools GO	5.000%	5/1/26		400	481
	Oakland University MI Revenue	5.000%	3/1/20		1,780	1,828
	Oakland University MI Revenue	5.000%	3/1/21		1,000	1,058
	Oakland University MI Revenue	5.000%	3/1/22		1,285	1,392
	Oakland University MI Revenue	5.000%	3/1/23		495	550
	Portage MI Public Schools GO	5.000%	11/1/20		750	787
	Portage MI Public Schools GO	5.000%	5/1/22		1,790	1,956
	Portage MI Public Schools GO	5.000%	11/1/22		1,470	1,628
	Rochester MI Community School District GO	5.000%	5/1/21		4,100	4,368
	Rochester MI Community School District GO	5.000%	5/1/22		1,650	1,806
	Rochester MI Community School District GO	5.000%	5/1/23		1,225	1,376
	Romeo MI Community School District GO	5.000%	5/1/23		1,000	1,122
	Royal Oak MI City School District GO	5.000%	5/1/20		1,250	1,292
	Royal Oak MI City School District GO	5.000%	5/1/21		700	746
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19		1,500	1,516
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20		1,580	1,649
	Saline MI Area Schools GO	5.000%	5/1/23		700	789
	Saline MI Area Schools GO	5.000%	5/1/24		1,000	1,154
	Saline MI Area Schools GO	5.000%	5/1/25		850	1,002
	University of Michigan Revenue	5.000%	4/1/21		1,065	1,134
	Walled Lake MI Consolidate School District GO	5.000%	5/1/22		3,135	3,431
	Warren MI Consolidated School District GO	5.000%	5/1/23	(15)	2,895	3,243
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		360	379
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		3,490	3,673
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	757
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		4,900	5,307
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		500	555
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		2,235	2,485
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		845	960
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,665	3,035
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,345	2,623
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		500	580
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		2,520	2,931
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25		3,000	3,342
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24		1,000	1,163
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25		750	892
3	Wayne State University MI Revenue TOB VRDO	2.350%	5/7/19		5,685	5,685
3	Wayne State University MI Revenue TOB VRDO	2.330%	5/7/19		2,500	2,500
	Western Michigan University Revenue	5.000%	11/15/21		1,055	1,140
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/21		1,710	1,819
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/22		1,730	1,894
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/23		1,615	1,814
						689,671
Minnesota (0.9%)
2	Duluth MN Independent School District No. 709 COP	5.000%	2/1/24		400	448
2	Duluth MN Independent School District No. 709 COP	5.000%	2/1/25		375	428
2	Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		400	463
	Hennepin County MN Regional Railroad Authority GO	5.000%	12/1/26		2,580	3,173
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25		1,365	1,645
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	572
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23		1,110	1,236
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24		1,245	1,419
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/20		675	709

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/21		600	649
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/22		660	734
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		1,530	1,745
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	130
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		350	369
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		2,775	2,927
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,000	1,087
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		250	272
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		5,325	5,949
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		305	341
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		7,385	8,462
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		225	258
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	9/1/25		6,370	7,051
	Minneapolis MN GO	5.000%	12/1/19		1,000	1,020
	Minneapolis MN GO	5.000%	12/1/20		4,065	4,282
	Minneapolis MN GO	5.000%	12/1/21		2,485	2,701
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21		550	592
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22		200	221
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21		7,225	7,643
	Minnesota General Fund Revenue	5.000%	3/1/28		2,880	3,135
	Minnesota GO	5.000%	11/1/19		2,000	2,034
	Minnesota GO	5.000%	8/1/20	(Prere.)	100	104
	Minnesota GO	5.000%	8/1/21		15,500	16,646
	Minnesota GO	5.000%	8/1/21		6,000	6,443
	Minnesota GO	5.000%	8/1/23		6,565	6,834
	Minnesota GO	5.000%	8/1/23		5,295	6,017
	Minnesota GO	5.000%	10/1/23		8,250	8,900
	Minnesota GO	5.000%	8/1/24		3,250	3,788
	Minnesota GO	5.000%	8/1/24		19,660	22,916
	Minnesota GO	5.000%	8/1/24		10,300	12,006
	Minnesota GO	5.000%	8/1/24		2,620	3,054
	Minnesota GO	4.000%	10/1/24		14,225	15,628
	Minnesota GO	5.000%	8/1/25		10,200	12,182
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20		500	510
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21		425	443
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22		495	527
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47		5,775	6,059
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	1/1/48		6,215	6,569
	Minnesota Housing Finance Agency Residential Housing Revenue	4.250%	7/1/49		11,000	11,908
	Minnesota Municipal Power Agency Revenue	5.000%	1/1/21		1,250	1,319
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21		2,500	2,636
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22		587	635
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23		1,150	1,278
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24		1,590	1,810
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20		1,340	1,392
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21		1,195	1,275
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22		1,580	1,730
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22		2,975	3,246
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	3.000%	11/15/19		760	765
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20		470	485
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21		520	560
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22		365	404
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/23		740	838
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/24		800	927
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/25		675	797
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/26		1,785	2,146
	University of Minnesota Revenue	5.000%	8/1/22		1,575	1,742
2	University of Minnesota Revenue	5.000%	4/1/24		1,145	1,321
	University of Minnesota Revenue	5.000%	9/1/24		1,740	2,031
2	University of Minnesota Revenue	5.000%	10/1/24		1,880	2,196

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
2	University of Minnesota Revenue	5.000%	4/1/25		1,210	1,430
2	University of Minnesota Revenue	5.000%	10/1/25		2,075	2,480
2	University of Minnesota Revenue	5.000%	4/1/26		1,355	1,638
2	University of Minnesota Revenue	5.000%	10/1/26		3,235	3,948
						241,258
Mississippi (0.4%)
	DeSoto County MS School District GO	5.000%	5/1/19		8,000	8,000
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21		1,165	1,232
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22		2,015	2,180
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23		1,560	1,720
	Jackson MS Public School District GO	5.000%	4/1/22		1,545	1,682
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/23		2,040	2,271
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/24		4,190	4,775
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/25		5,790	6,739
	Mississippi Gaming Tax Revenue	5.000%	10/15/21		1,125	1,212
	Mississippi Gaming Tax Revenue	5.000%	10/15/22		1,610	1,780
	Mississippi Gaming Tax Revenue	5.000%	10/15/23		1,000	1,132
	Mississippi Gaming Tax Revenue	5.000%	10/15/24		1,070	1,235
	Mississippi Gaming Tax Revenue	5.000%	10/15/25		1,085	1,274
	Mississippi Gaming Tax Revenue	5.000%	10/15/25		1,500	1,762
	Mississippi GO	5.000%	11/1/23		18,500	20,586
	Mississippi GO	5.000%	11/1/25		5,000	5,551
1	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	2.006%	9/1/20		10,065	10,066
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,537
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24		2,480	2,789
1	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT, SIFMA Municipal Swap Index Yield + 1.300%	3.600%	8/15/20		7,875	7,913
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		3,390	3,594
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/23		500	552
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/22		220	243
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		750	850
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		600	676
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/24		500	580
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,250	6,368
	West Rankin MS Utility Authority Revenue	5.000%	1/1/23	(4)	275	307
	West Rankin MS Utility Authority Revenue	5.000%	1/1/24	(4)	400	457
	West Rankin MS Utility Authority Revenue	5.000%	1/1/25	(4)	525	613
						100,676
Missouri (0.5%)
	Boone County MO Hospital Revenue	5.000%	8/1/22		1,370	1,463
	Boone County MO Hospital Revenue	5.000%	8/1/23		2,465	2,672
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/22		350	361
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/23		750	775
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/24		2,345	2,417
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/22		600	642
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/23		1,675	1,826
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/24		1,740	1,931
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/25		1,450	1,638
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/19		2,000	2,005
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/20		1,000	1,035
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	858
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19		805	819
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20		2,000	2,101
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		5,020	5,853
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22		2,150	2,384
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		2,135	2,471

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		1,500	1,625
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		1,420	1,576
Kansas City MO Airport Revenue	5.000%	9/1/19		2,740	2,770
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21		1,275	1,325
Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,300	1,397
Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,305	1,402
Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,320	1,457
Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,410	1,556
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21		3,000	3,185
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22		4,955	5,397
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/20		1,075	1,104
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/22		1,725	1,832
Lee’s Summit MO TAN	3.500%	11/1/23		1,090	1,085
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25		1,230	1,462
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20		1,300	1,337
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/19		750	750
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/20		870	892
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21		1,420	1,490
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22		3,410	3,759
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/20		3,085	3,163
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Lester E. Cox Obligated Group)	5.000%	11/15/24		1,075	1,238
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		17,600	19,283
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/26		1,285	1,396
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	4.000%	2/1/20		900	910
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/21		400	417
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/22		1,440	1,531
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/23		1,200	1,299
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/24		750	825
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		4,380	4,671
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21		6,275	6,605
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22		4,375	4,738
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19		2,750	2,757
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19		2,500	2,546
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20		1,325	1,371
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20		1,075	1,129
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21		1,250	1,332
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21		1,860	2,010
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22		3,205	3,512
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22		1,585	1,760
Springfield MO Public Utility Revenue	5.000%	8/1/23		3,465	3,933
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	3.000%	9/1/22		390	391
St. Louis MO Parking Revenue	5.000%	12/15/21	(4)	1,535	1,654
St. Louis MO Parking Revenue	5.000%	12/15/22	(4)	1,010	1,115
					136,238
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		25,330	25,371
Gallatin County MT High School District No. 7 GO	5.000%	6/1/23		490	554
Gallatin County MT High School District No. 7 GO	5.000%	12/1/23		515	590
Gallatin County MT High School District No. 7 GO	5.000%	6/1/24		530	614
Gallatin County MT High School District No. 7 GO	5.000%	12/1/24		680	798
Gallatin County MT High School District No. 7 GO	5.000%	6/1/25		565	671
Gallatin County MT High School District No. 7 GO	5.000%	12/1/25		900	1,081
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23		560	633
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24		770	890
Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25		375	443
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	4.000%	6/1/19		200	200
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/22		200	218

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	3.000%	6/1/23		350	364
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/25		380	443
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21		1,290	1,361
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22		1,435	1,557
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23		2,075	2,306
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24		2,145	2,437
						40,531
Multiple States (1.1%)
1,6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.550%	5/2/19	LOC	26,415	26,439
1,6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.550%	5/2/19	LOC	25,905	25,905
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.650%	5/1/19		14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.650%	5/1/19		38,500	38,500
3	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.430%	5/7/19	LOC	102,500	102,500
3	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.380%	5/7/19	LOC	84,200	84,200
3	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.380%	5/7/19	LOC	34,100	34,100
						325,644
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,219
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21		3,155	3,377
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/25		6,350	7,222
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19		11,175	11,203
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		79,125	80,431
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	4.000%	11/1/19		750	757
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,400	1,462
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/22		1,000	1,100
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/19		750	758
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/20		600	619
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20		1,350	1,390
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23		1,030	1,154
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43		1,080	1,089
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44		580	581
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44		2,810	2,926
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45		6,565	6,773
	Nebraska Public Power District Revenue	5.000%	7/1/20		6,600	6,854
	Nebraska Public Power District Revenue	5.000%	1/1/21		4,635	4,888
	Nebraska Public Power District Revenue	5.000%	1/1/21		2,250	2,373
	Nebraska Public Power District Revenue	5.000%	7/1/21		3,185	3,408
	Nebraska Public Power District Revenue	5.000%	1/1/22		1,250	1,358
	Nebraska Public Power District Revenue	5.000%	1/1/23		1,330	1,485
	Nebraska Public Power District Revenue	5.000%	1/1/24		1,740	1,987
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/22		4,830	5,216
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,500	2,768
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/24		5,395	6,107
	Omaha NE GO	5.000%	1/15/24		750	862
	Omaha NE GO	5.000%	1/15/25		375	441
	Omaha NE GO	5.000%	1/15/26		500	601
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		6,400	6,771
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21		1,535	1,591
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22		1,000	1,056
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23		1,700	1,822
	University of Nebraska Student Fee Revenue	5.000%	7/1/21		1,335	1,431
	University of Nebraska Student Fee Revenue	5.000%	7/1/22		1,400	1,546
						178,626
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19		1,030	1,040
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19		220	222
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		1,165	1,208
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/22		790	859
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/24		750	848
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22		1,715	1,890
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24		1,030	1,196
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25		1,065	1,262

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26		1,055	1,277
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19		2,375	2,387
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20		3,000	3,111
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21		3,000	3,211
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22		3,060	3,369
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,239
	Clark County NV School District GO	5.000%	6/15/20		520	539
	Clark County NV School District GO	5.000%	6/15/21		4,515	4,821
	Clark County NV School District GO	5.000%	6/15/21		7,110	7,591
	Clark County NV School District GO	5.000%	6/15/22		5,530	6,066
	Clark County NV School District GO	5.000%	6/15/22		1,255	1,377
	Clark County NV School District GO	5.000%	6/15/23		5,820	6,542
	Clark County NV School District GO	5.000%	6/15/23		1,760	1,953
	Clark County NV School District GO	5.000%	6/15/23		7,835	8,808
	Clark County NV School District GO	5.000%	6/15/24		3,420	3,934
	Clark County NV School District GO	5.000%	6/15/24		8,230	9,467
	Clark County NV School District GO	5.000%	6/15/24		1,950	2,243
	Clark County NV School District GO	5.000%	6/15/25		8,640	10,124
	Clark County NV School District GO	5.000%	6/15/26		9,075	10,806
	Clark County NV School District GO	5.000%	6/15/26		6,640	7,846
3	Las Vegas NV Convention & Visitors Authority TOB VRDO	2.380%	5/7/19		4,665	4,665
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22		1,570	1,730
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23		1,180	1,332
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/23		600	677
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/24		500	578
	Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/25		600	707
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/24		2,680	3,106
	North Las Vegas NV GO	5.000%	6/1/24	(4)	2,810	3,203
	North Las Vegas NV GO	5.000%	6/1/25	(4)	2,950	3,425
	North Las Vegas NV GO	5.000%	6/1/26	(4)	3,095	3,650
	Reno NV Capital Improvement Revenue	5.000%	6/1/25	(4)	500	581
	Reno NV Capital Improvement Revenue	5.000%	6/1/26	(4)	500	592
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/19		250	251
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21		500	531
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21	(4)	320	339
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/22	(4)	335	363
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23		455	507
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23	(4)	355	394
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/24		250	284
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/25		485	563
	Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22		9,500	9,819
						144,533
New Hampshire (0.1%)
	Manchester NH General Airport Revenue	5.000%	1/1/22		6,820	7,356
	New Hampshire Business Finance Authority Revenue (The United Illuminating Co.) PUT	2.800%	10/2/23		5,480	5,616
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21		1,250	1,336
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22		925	1,014
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23		1,675	1,881
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/19		700	704
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/22		565	622
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/23		400	453
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/24		1,000	1,159
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/22		2,070	2,202
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/23		2,355	2,545
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	5.000%	10/1/24		1,910	2,192
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/25		1,695	1,881
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/24		1,015	1,151
						30,112
New Jersey (4.0%)
	Aberdeen NJ GO	3.000%	3/6/20		13,233	13,356
	Atlantic City NJ GO	5.000%	11/1/19		3,315	3,310
	Atlantic City NJ GO	5.000%	12/1/19		6,995	6,982
	Atlantic City NJ GO	5.000%	11/1/20		4,025	4,005
	Atlantic City NJ GO	5.000%	12/1/20		7,185	7,147
	Atlantic City NJ GO	5.000%	3/1/21	(15)	300	315
	Atlantic City NJ GO	5.000%	11/1/21		3,020	2,994
	Atlantic City NJ GO	5.000%	12/1/21		1,970	1,952

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Atlantic City NJ GO	5.000%	3/1/23	(15)	500	552
	Atlantic City NJ GO	5.000%	3/1/23	(4)	1,250	1,380
	Atlantic City NJ GO	5.000%	3/1/24	(15)	300	339
	Atlantic City NJ GO	5.000%	3/1/24	(4)	1,300	1,467
	Atlantic City NJ GO	5.000%	3/1/25	(15)	800	922
	Atlantic City NJ GO	5.000%	3/1/25	(4)	750	864
	Atlantic City NJ GO	5.000%	3/1/26	(4)	615	722
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/20		2,290	2,343
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/21		2,460	2,588
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/22		2,295	2,481
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/26		2,715	3,050
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27		2,000	2,239
	Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22		1,120	1,238
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,475	1,540
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,207
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19		1,700	1,709
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20		1,800	1,867
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21		2,800	2,991
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22		1,200	1,315
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24	(4)	1,250	1,449
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25	(4)	1,835	2,167
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26	(4)	1,300	1,567
3	Inspira Health Obligated Group TOB VRDO	2.420%	5/7/19		1,975	1,975
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21		2,000	2,098
	New Jersey Building Authority Revenue	5.000%	6/15/19		5,455	5,476
	New Jersey Building Authority Revenue	5.000%	6/15/23		160	176
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/22		2,885	3,110
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/23		535	586
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20		1,000	1,033
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,405	5,724
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		2,000	2,118
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		62,870	67,964
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,055	3,303
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		10,000	10,810
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22		750	821
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		4,000	4,401
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		7,750	8,527
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		6,395	7,037
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		16,000	17,605
	New Jersey Economic Development Authority Revenue	5.000%	6/15/24		4,000	4,466
	New Jersey Economic Development Authority Revenue	5.000%	6/15/24		1,630	1,820
	New Jersey Economic Development Authority Revenue	5.000%	6/15/25		2,500	2,817
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19		9,500	9,534
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20		7,000	7,225
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,400	4,618
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23	(15)	7,000	7,750
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24	(15)	2,705	2,775
	New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/23		500	540
	New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/25		1,950	2,169
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		17,055	17,384
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	5,000	5,112
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	(ETM)	910	935
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20		8,325	8,527
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		3,000	3,098
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		500	516
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	5,650	5,893
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20		2,095	2,176
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	9,670	10,162
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	13,480	14,336
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		150	158
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		830	891
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		1,470	1,541
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		4,990	5,258
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		6,545	6,888
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		10,525	11,418
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25		340	383

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26		1,960	2,097
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		13,565	15,191
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		3,460	3,735
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/24		2,945	3,288
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/25		8,200	9,241
New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23		200	220
New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/22		1,315	1,354
New Jersey Economic Development Authority Revenue (Provident Group- Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/21	(4)	1,850	1,924
New Jersey Economic Development Authority Revenue (Provident Group- Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/22	(4)	2,000	2,111
New Jersey Economic Development Authority Revenue (Provident Group- Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/23	(4)	2,800	3,103
New Jersey Economic Development Authority Revenue (Provident Group- Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/24	(4)	1,155	1,306
New Jersey Economic Development Authority Revenue (Provident Group- Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	(4)	1,105	1,273
New Jersey Economic Development Authority Revenue (United Methodist Homes of New Jersey Obligated Group)	4.000%	7/1/20		780	791
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19		1,025	1,025
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19		7,705	7,825
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20		405	416
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21		500	534
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22		730	801
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	(15)	3,955	4,446
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23		1,000	1,122
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/19		275	276
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23		465	512
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24		4,640	5,181
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/25		4,000	4,443
New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/25		1,610	1,899
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23		3,125	3,561
New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		390	415
New Jersey GO	5.000%	8/15/19		8,395	8,472
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		8,000	8,791
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21	(Prere.)	3,550	3,763
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23		2,710	2,974
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/19		2,000	2,011
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,120	2,266
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		2,100	2,171
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.250%	10/1/19	(Prere.)	9,610	9,751
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	728
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,334
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,632
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/24		3,380	3,794
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	3.000%	7/1/19		150	150
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20		140	144
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21		220	235
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22		300	329
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23		240	270
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		300	345
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		3,000	3,451
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25		250	293
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/26		2,400	2,867
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21		1,000	1,069
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22		1,500	1,649
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23		2,000	2,257
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,021
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21		1,000	1,059
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22		1,500	1,624

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23		3,000	3,315
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/20		1,000	1,023
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/21		325	339
	New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/23		955	1,063
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21	(4)	1,000	1,061
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25	(4)	2,380	2,748
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26	(4)	1,800	2,074
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.500%	7/1/20	(12)	5,455	5,490
	New Jersey Health Facilities Financing Authority Revenue (St Joseph’s Healthcare System Obligated Group)	5.000%	7/1/26		1,555	1,799
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19		1,500	1,504
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		4,000	4,013
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,778
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.500%	10/1/48		20,665	22,454
	New Jersey Sports & Exposition Authority Revenue	4.000%	9/1/19		945	951
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	648
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,127
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,525
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,460	6,021
	New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,315	4,894
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/24		11,270	12,554
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/25		1,440	1,628
	New Jersey Transportation Corp. GAN	5.000%	9/15/20		22,550	23,474
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/19		400	401
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19		16,300	16,359
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	307
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		18,660	19,270
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,301
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		9,075	9,621
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		8,335	9,047
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		10,050	10,908
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	9,146
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		10,125	11,225
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		5,000	5,645
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,125	1,249
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,000	5,680
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/25		1,110	1,220
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/25		14,000	16,049
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20		11,000	11,360
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		12,550	13,318
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		1,295	1,374
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,890	3,135
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,773
1	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.000%	3.300%	12/15/19		41,000	41,023
1	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	3.500%	12/15/21		24,000	24,180
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19		2,815	2,826
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/19		850	861
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		31,245	31,848
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		200	204
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		14,635	15,113
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,000	5,260
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,800	6,102
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		970	1,049
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	4,154
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	1,135	1,257
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	6,032
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	22,000	24,562
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,175	4,671
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,562
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		475	532
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	230	261
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		10,000	7,891
3	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	2.520%	5/7/19	(2)LOC	18,331	18,331
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(ETM)	145	148
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20		605	618

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21		1,000	1,054
	New Jersey Turnpike Authority Revenue	5.000%	1/1/25		3,500	4,101
1	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	2.211%	1/1/21		22,065	22,099
3	New Jersey Turnpike Authority Revenue TOB VRDO	2.450%	5/7/19		6,000	6,000
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	2.091%	1/1/21		2,500	2,501
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	2.231%	1/1/22		3,495	3,500
1	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	2.231%	1/1/22		4,530	4,537
	North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	9,000	7,909
	Rutgers State University New Jersey Revenue	5.000%	5/1/19		1,000	1,000
	Rutgers State University New Jersey Revenue	5.000%	5/1/19		1,000	1,000
	Rutgers State University New Jersey Revenue	5.000%	5/1/20		2,000	2,069
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		2,145	2,233
	Sparta Township NJ Board of Education GO	5.000%	2/15/21		1,030	1,092
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19		4,250	4,261
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,030	2,094
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		3,550	3,758
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,500	3,796
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,352
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24		8,010	9,052
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25		11,140	12,824
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		22,040	22,786
	Trenton NJ GO	4.000%	7/15/22	(4)	2,080	2,213
	Trenton NJ GO	4.000%	7/15/23	(4)	1,555	1,668
	Trenton NJ GO	5.000%	8/1/23	(4)	705	785
	Trenton NJ GO	5.000%	8/1/24	(4)	695	790
	Trenton NJ GO	5.000%	8/1/25	(4)	1,650	1,911
	Union County NJ GO	5.000%	2/15/21		5,615	5,962
	Union County NJ GO	5.000%	2/15/22		6,275	6,859
						1,102,314
New Mexico (1.2%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		2,000	2,078
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		3,225	3,351
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		6,580	6,856
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,800	1,875
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,130	1,213
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		5,450	5,853
	New Mexico Finance Authority Revenue	5.000%	6/15/24		1,845	2,139
	New Mexico Finance Authority Revenue	5.000%	6/1/25		1,445	1,718
	New Mexico Finance Authority Revenue	5.000%	6/15/25		1,110	1,318
	New Mexico Finance Authority Revenue	5.000%	6/1/26		3,385	4,105
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		26,360	29,834
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24		107,540	124,612
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/25		13,765	14,635
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/25		9,175	10,885
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/21		1,600	1,714
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.300%	5/1/19		15,910	15,910
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	8/1/19		26,975	27,180
1	New Mexico Municipal Energy Acquisition AuthorityGas Supply Revenue PUT, 67% of 1M USD LIBOR + 0.750%	2.426%	8/1/19		66,795	66,811
						322,087
New York (14.2%)
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21		500	539
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22		1,000	1,107
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24	(4)	1,000	1,161
3	Battery Park City Authority NY Revenue TOB VRDO	2.340%	5/1/19	LOC	495	495
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22		500	541
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23		600	661
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21		1,400	1,489
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22		2,275	2,479
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23		2,970	3,307
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24		2,130	2,405
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25		2,000	2,296
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,250	4,981
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20		1,265	1,312
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21		1,355	1,433
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26		450	528
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/24		1,055	1,213

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/20		1,000	1,035
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21		300	319
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22		300	327
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23		350	390
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24		350	398
2	Geneva NY BAN	2.500%	5/7/20		10,422	10,492
	Hempstead NY Local Development Corp. Revenue (Molloy College)	4.000%	7/1/19		1,000	1,004
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/19		575	578
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		430	457
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		250	266
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/22		265	289
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		1,435	1,599
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		275	307
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/24		290	329
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		800	923
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		305	352
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/26		320	374
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		335	396
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	(ETM)	1,500	1,500
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20		1,295	1,353
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,295	1,395
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,077
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		750	831
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		2,055	2,278
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23		1,010	1,151
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		750	876
	Long Island NY Power Authority Electric System Revenue	0.000%	12/1/26	(4)	2,375	1,978
1	Metropolitan Transportation Authority NY PUT, 67% of 1M USD LIBOR + 0.650%	2.326%	6/3/19		40,000	40,024
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/20		4,825	5,025
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		18,000	19,099
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		49,175	52,179
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		12,500	13,264
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/21		62,800	67,161
1	Metropolitan Transportation Authority NY Revenue PUT, 69% of 1M USD LIBOR + 0.300%	2.026%	6/3/19	(4)	33,375	33,260
1	Metropolitan Transportation Authority NY Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	2.800%	3/1/22		14,125	14,093
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		42,760	47,169
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/19		3,520	3,520
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/19		2,000	2,000
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/24		1,400	1,627
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/25		1,700	2,023
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		745	799
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		1,350	1,448
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		480	531
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		1,930	2,134
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,010	1,149
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,115	1,268
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		720	862
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		400	479
	Nassau County NY GO	5.000%	4/1/20		14,340	14,775
	Nassau County NY GO	5.000%	4/1/21		11,075	11,769
	Nassau County NY GO	5.000%	1/1/22		9,685	10,503
	Nassau County NY GO	5.000%	7/1/25	(4)	1,860	2,204
	Nassau County NY GO	5.000%	7/1/26	(4)	1,000	1,212
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/19		7,965	8,005
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		4,650	4,813
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/20		1,660	1,719
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/19		1,565	1,572
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/20		170	176
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19		375	376

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21		1,340	1,425
	New York City NY Health & Hospital Corp. Revenue	5.000%	2/15/22		1,900	1,949
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19		850	852
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20		600	622
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21		1,000	1,066
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22		755	828
	New York City NY GO	4.000%	8/1/19		12,165	12,238
	New York City NY GO	5.000%	8/1/19		7,225	7,286
	New York City NY GO	5.000%	8/1/19		20,155	20,325
	New York City NY GO	5.000%	8/1/19		15,000	15,127
	New York City NY GO	5.000%	8/1/19		8,000	8,068
	New York City NY GO	5.000%	8/1/19		15,000	15,127
	New York City NY GO	5.000%	8/1/19		5,830	5,879
	New York City NY GO	5.000%	8/1/19		5,000	5,042
	New York City NY GO	5.000%	8/1/19		5,000	5,042
	New York City NY GO	5.000%	8/1/20		20,000	20,846
	New York City NY GO	5.000%	8/1/20		4,500	4,690
	New York City NY GO	5.000%	8/1/20		15,000	15,635
	New York City NY GO	5.000%	10/1/20		4,375	4,585
	New York City NY GO	5.000%	8/1/21		10,000	10,746
	New York City NY GO	5.000%	8/1/21		12,095	12,997
	New York City NY GO	5.000%	8/1/21		2,025	2,176
	New York City NY GO	5.000%	8/1/21		4,000	4,298
	New York City NY GO	5.000%	8/1/21		6,145	6,603
	New York City NY GO	5.000%	8/1/21		9,125	9,806
	New York City NY GO	5.000%	8/1/21		5,890	6,329
	New York City NY GO	5.000%	8/1/21		17,280	18,569
	New York City NY GO	5.000%	8/1/21		23,000	24,716
	New York City NY GO	5.000%	8/1/21		11,990	12,884
	New York City NY GO	5.000%	8/1/22		14,665	16,215
	New York City NY GO	5.000%	8/1/22		5,085	5,622
	New York City NY GO	5.000%	8/1/22		23,580	26,071
	New York City NY GO	5.000%	8/1/22		40,950	45,277
	New York City NY GO	5.000%	8/1/22		4,410	4,876
	New York City NY GO	5.000%	8/1/22		1,510	1,670
	New York City NY GO	5.000%	8/1/22		4,025	4,450
	New York City NY GO	5.000%	8/1/22		12,980	14,351
	New York City NY GO	5.000%	8/1/22		6,165	6,816
	New York City NY GO	5.000%	8/1/23		2,440	2,771
	New York City NY GO	5.000%	8/1/23		10,020	11,378
	New York City NY GO	5.000%	8/1/23		21,010	23,858
	New York City NY GO	5.000%	8/1/23		14,930	16,954
	New York City NY GO	5.000%	8/1/23		20,075	22,796
	New York City NY GO	5.000%	8/1/24		31,120	36,206
	New York City NY GO	5.000%	8/1/24		3,555	4,136
	New York City NY GO	5.000%	8/1/24		3,335	3,880
	New York City NY GO	5.000%	8/1/24		5,520	6,422
	New York City NY GO	5.000%	8/1/24		5,650	6,573
	New York City NY GO	5.000%	8/1/25		3,285	3,919
	New York City NY GO	5.000%	8/1/25		22,590	26,950
	New York City NY GO	5.000%	8/1/25		4,010	4,538
	New York City NY GO	5.000%	8/1/25		1,755	1,986
	New York City NY GO	5.000%	8/1/25		2,275	2,714
	New York City NY GO	5.000%	8/1/26		3,000	3,650
	New York City NY GO	5.000%	8/1/26		9,610	10,587
	New York City NY GO	5.000%	8/1/27		9,990	10,996
	New York City NY GO	5.000%	8/1/27		5,770	6,264
3	New York City NY GO TOB VRDO	2.300%	5/1/19	LOC	13,000	13,000
	New York City NY GO VRDO	2.270%	5/1/19	LOC	19,200	19,200
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21		3,075	3,271
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/25		12,625	12,943
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19		15,775	15,775
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19		4,300	4,324
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20		4,760	4,945
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		8,350	8,326
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,406
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,800	3,831
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.100%	7/3/23		1,750	1,749

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	43,151
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,011
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	2.390%	5/1/19	LOC	105	105
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19		13,500	13,459
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20		5,750	5,729
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20		4,000	3,983
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21		7,000	7,003
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26	(12)	5,000	4,263
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19		5,000	5,021
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/24		6,195	7,258
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.310%	5/1/19		25,000	25,000
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		19,640	21,295
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	(ETM)	1,000	1,007
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	(ETM)	1,500	1,562
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	1,520	1,636
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	(ETM)	4,585	5,077
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		1,045	1,220
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		8,560	8,707
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		6,470	6,636
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		8,925	9,154
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,090	3,246
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		9,015	9,765
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		7,925	8,585
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		6,040	6,736
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		1,535	1,673
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.280%	5/1/19		25,535	25,535
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/24		5,510	6,432
3	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.300%	5/1/19	LOC	28,780	28,780
3	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.320%	5/7/19		13,220	13,220
	New York Convention Center Development Corp. Revenue	5.000%	11/15/21		2,025	2,193
	New York Convention Center Development Corp. Revenue	5.000%	11/15/22		1,050	1,170
	New York Convention Center Development Corp. Revenue	5.000%	11/15/24		1,040	1,205
3	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	2.600%	5/7/19		4,464	4,464
	New York Metropolitan Transportation Authority Revenue	4.000%	5/15/19		5,110	5,115
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		1,100	1,120
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		2,530	2,576
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		4,725	4,810
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19	(14)	5,000	5,104
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		5,000	5,247
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,560	1,637
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,000	1,135
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		35,310	40,066
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		27,915	32,321
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,785	3,082
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		25,035	29,553
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		2,360	2,608
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,160	2,384
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19	(ETM)	835	851
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/19		165	168
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	(ETM)	1,025	1,079
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		1,375	1,443
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		4,600	4,842
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,240	82,224
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,110	3,454
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	11/1/19		2,750	2,751
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	6/1/22		500	497
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.580%	2.880%	11/1/19		23,625	23,635
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund), SIFMA Municipal Swap Index Yield + 0.950%	3.250%	11/1/19		9,300	9,342
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		23,535	23,915
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19		3,500	3,563
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		54,175	55,430
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		11,000	11,276
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	52,302
1	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.300%	1.976%	11/1/19		10,995	10,990

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	2.326%	7/1/21		5,000	5,003
1	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.700%	2.376%	2/1/20		9,500	9,516
1	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.570%	2.296%	4/6/20	(4)	7,000	7,012
1	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	2.406%	4/6/21	(4)	350	351
1	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	11/15/22		10,000	9,933
1	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	2.880%	6/1/20		88,850	88,857
	New York NY GO	5.000%	8/1/23		31,295	35,537
	New York NY GO	5.000%	8/1/24		43,705	50,848
	New York NY GO	5.000%	8/1/25		49,360	58,887
	New York State Dormitory Authority Revenue	5.000%	3/15/24		42,500	49,207
	New York State Dormitory Authority Revenue	5.000%	7/1/24		2,000	2,339
	New York State Dormitory Authority Revenue	5.000%	10/1/24		5,000	5,875
	New York State Dormitory Authority Revenue	5.000%	3/15/25		37,480	44,582
	New York State Dormitory Authority Revenue	5.000%	3/15/25		3,935	4,432
	New York State Dormitory Authority Revenue	5.000%	7/1/25		2,000	2,400
	New York State Dormitory Authority Revenue	5.000%	10/1/25		5,000	6,008
	New York State Dormitory Authority Revenue	5.000%	10/1/25	(4)	3,500	4,205
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19	(ETM)	2,180	2,192
	New York State Dormitory Authority Revenue (Culinary Institute of America)	4.500%	7/1/24		745	814
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22		8,500	9,395
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23		6,590	7,487
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20		5,000	5,128
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21		2,265	2,425
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22		4,030	4,439
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24		2,000	2,287
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/25		3,535	4,117
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22		5,995	6,219
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,260	1,308
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21		2,400	2,573
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		2,650	3,051
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23		2,085	2,375
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21		2,555	2,719
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22		2,440	2,673
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20		1,000	1,027
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21		1,200	1,251
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22		1,000	1,092
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	(ETM)	45	46
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20		1,695	1,728
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/24		380	417
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19		11,665	11,780
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20		4,000	4,107
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20		9,550	9,966
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		12,620	13,409
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		33,395	35,484
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21		7,710	8,257
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		50,930	58,740
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		58,640	67,632
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		12,000	13,869
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		56,870	67,266
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		23,155	27,443
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		41,465	50,220
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		5,705	6,361
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		5,905	5,987
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(4)	6,010	6,094
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(15)	1,000	1,014
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(4)	3,200	3,245
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(15)	1,690	1,770
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(4)	1,200	1,257
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(15)	1,425	1,539
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		19,425	20,943
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		11,500	12,411
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		4,070	4,523
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		3,335	3,712
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,575	5,026
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,460	4,900
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		7,500	8,560
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		10,595	12,122
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24		2,250	2,513

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,060	7,082
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		3,000	3,506
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		2,800	3,290
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		2,030	2,426
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,915	2,301
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19		3,500	3,504
	New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20		220	226
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21		245	262
	New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22		325	348
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23		250	283
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21		1,045	1,116
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22		500	549
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23		1,135	1,277
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	230	233
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19	(Prere.)	35	35
4	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		60,050	63,806
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		2,900	3,178
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.) PUT	2.625%	7/3/23		40,000	41,323
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		14,000	14,540
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		23,900	24,822
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		10,000	10,386
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/26		3,185	3,476
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20		3,000	3,116
	New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20		9,420	9,389
	New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20		1,620	1,615
	New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21		7,115	7,041
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,935	2,915
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,500	3,476
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,516
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,759
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		5,000	5,011
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,306
	New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,215	4,240
	New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,064
	New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		2,625	2,629
	New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,000
	New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,219
	New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,254
	New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,550
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		2,500	2,499
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		1,625	1,623
	New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,870	6,914
	New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		7,895	7,948
	New York State Housing Finance Agency Revenue	1.100%	11/1/19		1,000	997
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,462
	New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40		3,850	4,060
	New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41		360	362
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47		12,505	12,980
	New York State Thruway Authority Revenue	5.000%	5/1/19		78,125	78,125
	New York State Thruway Authority Revenue	5.000%	1/1/20		1,500	1,535
	New York State Thruway Authority Revenue	4.000%	2/1/20		302,180	304,733
	New York State Thruway Authority Revenue	5.000%	1/1/21		2,465	2,605
	New York State Thruway Authority Revenue	5.000%	1/1/22		1,520	1,656
	New York State Thruway Authority Revenue	5.000%	1/1/22		6,200	6,754
	New York State Thruway Authority Revenue	5.000%	1/1/24		3,730	4,297
	New York State Thruway Authority Revenue	5.000%	1/1/25		3,280	3,878
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		10,145	10,446
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		8,525	8,778
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		23,430	24,125
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		10,625	11,290
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		50,035	53,165
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		24,925	26,484
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		45,795	50,170
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		25,015	27,405
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		8,040	9,007
3	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.400%	5/7/19	LOC	24,000	24,000

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	2.340%	5/1/19	LOC	6,300	6,300
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	(ETM)	265	266
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/20		285	291
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/21		300	314
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/22		315	338
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/23		330	362
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/24		345	386
	Orange & Ulster Counties NY Board Cooperative Educational Services Revenue	3.000%	7/24/19		9,000	9,017
	Oyster Bay NY GO	5.000%	8/15/19	(15)	3,125	3,154
	Oyster Bay NY GO	5.000%	1/15/20	(15)	3,105	3,175
	Oyster Bay NY GO	5.000%	8/15/20	(15)	4,350	4,528
2	Schenectady NY BAN	2.500%	5/8/20		9,565	9,632
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19		9,190	9,237
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		835	864
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		9,040	9,644
	Suffolk County NY GO	5.000%	2/1/21	(4)	4,580	4,821
	Suffolk County NY GO	5.000%	5/15/22	(4)	10,310	11,277
	Suffolk County NY GO	5.000%	5/15/23	(4)	10,845	12,166
	Suffolk County NY GO	5.000%	10/15/24	(4)	2,945	3,413
	Syracuse NY GO	3.000%	7/10/19		21,300	21,343
	Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19		1,000	1,002
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		900	929
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,704
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		3,000	3,124
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		4,000	4,350
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23		10,000	11,123
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23		5,000	5,352
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24		9,570	10,845
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24		4,000	4,321
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		4,990	5,823
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		2,030	2,398
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20		500	527
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		850	952
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26		7,795	8,793
	Triborough Bridge & Tunnel Authority New York Revenue PUT	2.078%	9/26/19		11,825	11,840
1	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.500%	2.176%	6/3/19		5,655	5,671
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20		535	557
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21		645	690
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22		1,055	1,160
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		4,800	5,140
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		2,000	2,135
	Westchester County NY Local Development Corp. Revenue (Westchester County Health Care Corp.)	5.000%	11/1/24		1,230	1,408
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/20		335	350
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23		1,610	1,761
	Westhill NY Central School District BAN	3.000%	7/5/19		7,200	7,212
	Yonkers NY GO	3.000%	8/15/19		885	889
	Yonkers NY GO	3.000%	8/15/20		1,115	1,135
						3,904,703
North Carolina (1.1%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/23		300	341
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/24		400	467
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21		6,070	6,490
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22		4,085	4,498
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23		1,000	1,130
	Charlotte NC Airport Revenue	4.000%	7/1/23		1,175	1,286
	Charlotte NC Airport Revenue	5.000%	7/1/23		445	505
	Charlotte NC Airport Revenue	5.000%	7/1/24		580	674
	Charlotte NC Airport Revenue	5.000%	7/1/24		1,555	1,808
	Charlotte NC GO	5.000%	7/1/26		11,140	12,270
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22		4,275	4,645
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22		375	407
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/23		295	329
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/24		14,330	16,401

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/24		640	730
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/25		650	758
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/26		500	596
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22		13,000	14,120
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/23		23,000	25,612
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	2.750%	12/1/21		21,000	20,965
	Guilford County NC GO	5.000%	3/1/25		18,855	22,347
	Mecklenburg County NC COP	5.000%	10/1/21		4,100	4,429
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19		1,000	1,014
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21		3,200	3,436
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22		1,020	1,124
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23		1,140	1,287
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24		2,115	2,441
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/25		1,115	1,313
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/26		1,510	1,809
	North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue (Republic Services, Inc. Project) PUT	1.950%	6/3/19		23,250	23,253
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	2,500	2,556
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	13,050	13,343
	North Carolina GAN	5.000%	3/1/22		2,250	2,456
	North Carolina GO	5.000%	6/1/19		2,000	2,006
	North Carolina Housing Finance Agency Homeownership Revenue	4.000%	1/1/50		10,000	10,723
	North Carolina Housing Finance Agency Revenue	4.000%	7/1/47		8,640	9,108
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/19		3,350	3,390
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/20		7,885	8,231
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/22		900	998
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/23		1,885	2,142
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/24		2,135	2,484
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/25		1,425	1,688
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/26		1,545	1,859
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22		13,500	13,531
3	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	2.620%	5/7/19		6,300	6,300
	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	2.650%	11/27/19		11,710	11,710
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19		3,910	3,920
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/19		1,450	1,452
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/20		500	512
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24		500	501
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21		375	394
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22		1,105	1,178
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23		800	865
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24		920	1,006
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/24		1,000	1,099
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/23		510	561
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/24		1,250	1,396
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/25		890	997
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/27		8,125	8,743
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22		850	914
	North Carolina Turnpike Authority Revenue	5.000%	1/1/23		1,650	1,816
	North Carolina Turnpike Authority Revenue	5.000%	1/1/24	(4)	1,250	1,412
	Raleigh NC Combined Enterprise System Revenue VRDO	2.450%	5/7/19		11,700	11,700
						307,476

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
North Dakota (0.0%)
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,200	1,284
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(ETM)	650	695
	North Dakota Housing Finance Agency Revenue	4.000%	1/1/38		3,245	3,360
						5,339
Ohio (3.5%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/25		3,475	3,770
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/23		1,605	1,797
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/26		500	588
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20		1,220	1,285
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23		3,485	3,799
3	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	2.430%	5/7/19		7,500	7,500
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/20		895	930
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21		4,260	4,544
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22		3,750	4,104
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		9,010	10,098
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/24		14,910	17,073
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/25		25,045	29,249
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22		12,200	13,322
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20		7,000	7,183
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21		16,320	17,266
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22		12,035	13,104
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23		22,470	23,019
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24		12,385	12,686
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20		2,145	2,201
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21		300	317
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		500	559
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		3,000	3,353
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/24		3,800	4,347
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/25		7,010	8,202
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21		8,000	8,029
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22		530	576
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23		425	474
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24		370	422
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,000	3,411
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20		16,310	16,735
	American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22		23,500	23,735
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21		1,000	1,076
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22		750	827
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/23		2,010	2,267
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/24		2,000	2,302
	Bowling Green State University Ohio Revenue	5.000%	6/1/23		175	196
	Bowling Green State University Ohio Revenue	5.000%	6/1/24		325	373
	Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	3,415	3,606
	Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20		700	726
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22		400	423
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23		420	449
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24		650	700
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22		1,005	1,112
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23		1,580	1,787
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24		500	578
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		950	1,118
	Cincinnati OH GO	4.000%	12/1/19		300	304
	Cincinnati OH GO	5.000%	12/1/22		300	335
	Cincinnati OH GO	5.000%	12/1/23		2,110	2,416
	Cincinnati OH GO	5.000%	12/1/24		1,700	1,996
	Cleveland OH Airport System Revenue	5.000%	1/1/20		1,500	1,532
	Cleveland OH Airport System Revenue	5.000%	1/1/21	(4)	455	479
	Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	450	488
	Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	1,635	1,771
	Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,120	1,245
	Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	3,150	3,584
	Cleveland OH Airport System Revenue	5.000%	1/1/26		1,000	1,080
	Cleveland OH GO	5.000%	12/1/20		1,800	1,893
	Cleveland OH GO	5.000%	12/1/21		2,880	3,117
	Cleveland OH GO	5.000%	12/1/22		3,595	4,002
	Cleveland OH GO	5.000%	12/1/24		1,000	1,169
	Cleveland OH GO	5.000%	12/1/25		410	489

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Cleveland OH Income Tax Revenue	5.000%	5/15/22		1,560	1,710
	Cleveland OH Income Tax Revenue	5.000%	10/1/22		265	293
	Cleveland OH Income Tax Revenue	4.000%	10/1/23		250	274
	Cleveland OH Income Tax Revenue	4.000%	10/1/23		200	219
	Cleveland OH Income Tax Revenue	5.000%	10/1/23		230	261
	Cleveland OH Income Tax Revenue	4.000%	10/1/24		300	333
	Cleveland OH Income Tax Revenue	4.000%	10/1/24		280	311
	Cleveland OH Income Tax Revenue	5.000%	10/1/24		200	233
	Cleveland OH Income Tax Revenue	4.000%	10/1/25		200	224
	Cleveland OH Income Tax Revenue	4.000%	10/1/25		235	264
	Cleveland OH Income Tax Revenue	5.000%	10/1/25		175	208
	Cleveland OH Income Tax Revenue	4.000%	10/1/26		225	254
	Cleveland OH Income Tax Revenue	4.000%	10/1/26		300	339
	Cleveland OH Public Power System Revenue	5.000%	11/15/19		200	204
	Cleveland OH Public Power System Revenue	5.000%	11/15/20		220	231
	Cleveland OH Public Power System Revenue	5.000%	11/15/21	(4)	335	361
	Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	420	465
	Cleveland OH Public Power System Revenue	5.000%	11/15/23	(4)	380	430
	Cleveland OH Public Power System Revenue	5.000%	11/15/24	(4)	475	549
	Cleveland OH Public Power System Revenue	5.000%	11/15/25	(4)	200	235
	Cleveland OH Water Revenue	5.000%	1/1/21		1,000	1,055
	Cleveland OH Water Revenue	5.000%	1/1/23		2,080	2,325
	Cleveland OH Water Revenue	5.000%	1/1/24		1,420	1,630
	Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19		2,000	2,005
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19		6,000	6,080
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/19		1,390	1,401
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/22		1,475	1,610
	Columbus OH GO	5.000%	6/1/19		3,000	3,008
	Columbus OH GO	5.000%	7/1/19		6,690	6,727
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19		5,340	5,442
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20		5,575	5,845
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21		4,110	4,427
	Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19		7,000	7,137
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21		1,070	1,155
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22		1,050	1,164
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24		535	608
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26		1,000	1,133
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23		4,660	5,061
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24		5,030	5,552
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25		4,000	4,487
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20		2,045	2,154
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21		1,000	1,084
3	Cuyahoga OH COP TOB VRDO	2.420%	5/7/19		4,100	4,100
	Dayton OH City School District GO	5.000%	11/1/19		3,500	3,556
	Dayton OH City School District GO	5.000%	11/1/20		5,000	5,234
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21		1,045	1,103
1	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	2.730%	11/15/21		7,500	7,502
	Franklin County OH Revenue VRDO	2.450%	5/7/19		32,615	32,615
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19		1,185	1,208
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21		1,365	1,480
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22		1,590	1,773
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20		1,475	1,524
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22		4,665	5,094
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21		450	458
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22		470	495
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23		1,450	1,548
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24		1,355	1,462
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19		1,000	1,001
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20		1,000	1,035
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21		1,000	1,068
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22		500	548
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20		800	819
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22		500	541
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22		2,305	2,568
	Hamilton County OH Sewer System Revenue	5.000%	12/1/21		2,085	2,261
	Hamilton OH City School District GO	5.000%	12/1/21		3,475	3,766
4	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20		14,460	14,780
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21		2,260	2,383

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23		1,725	1,924
3	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	2.350%	5/7/19		18,800	18,800
	Kent State University Ohio Revenue	5.000%	5/1/20		1,650	1,704
	Kent State University Ohio Revenue	5.000%	5/1/21		1,695	1,804
	Kent State University Ohio Revenue	4.000%	5/1/22		3,015	3,213
	Kent State University Ohio Revenue	4.000%	5/1/23		3,040	3,297
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20		1,230	1,277
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21		1,095	1,167
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22		1,595	1,746
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23		815	912
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24		980	1,120
1	Lancaster OH Port Authority Gas Supply Revenue PUT, 67% of 1M USD LIBOR + 0.720%	2.396%	8/1/19		12,650	12,653
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	3,095	3,351
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21		1,620	1,728
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22		4,925	5,237
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23		5,605	5,950
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28		4,000	4,242
	Lucas-Plaza Housing Development Corp. Revenue	0.000%	6/1/24	(ETM)	19,430	17,482
	Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21		4,800	5,051
	Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20		1,265	1,325
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20		500	517
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21		1,000	1,079
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		550	610
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	(Prere.)	750	835
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		890	989
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		1,000	1,112
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22		1,060	1,176
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23		1,200	1,367
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21		1,000	1,069
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23		1,025	1,158
	Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23		1,000	1,134
	Ohio Common Schools GO	5.000%	9/15/19		3,910	3,959
	Ohio Common Schools GO	5.000%	9/15/21		5,920	6,385
	Ohio Common Schools GO	5.000%	9/15/21	(Prere.)	4,410	4,761
	Ohio Common Schools GO	5.000%	9/15/23		11,315	12,900
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/23		1,525	1,737
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/24		1,550	1,808
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/25		1,090	1,299
	Ohio GO	5.000%	5/1/19		5,000	5,000
	Ohio GO	5.000%	5/1/19		6,680	6,680
	Ohio GO	5.000%	9/15/19		5,000	5,063
	Ohio GO	5.000%	9/15/20		26,315	27,525
	Ohio GO	5.000%	5/1/21		2,645	2,822
	Ohio GO	5.000%	6/15/25		12,150	13,635
	Ohio GO	4.000%	2/1/26		7,905	8,468
	Ohio Higher Education GO	5.000%	5/1/22		5,800	6,371
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		4,620	5,141
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23		2,525	2,886
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/24		1,915	2,247
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/25		2,000	2,400
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22		1,220	1,357
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23		1,385	1,580
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24		1,255	1,464
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/19		310	311
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/20		325	333
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/21		500	524
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/22		305	335
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/23		400	450
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/24		500	577
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/25		260	306
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19		625	625
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20		1,350	1,389
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22		540	584
	Ohio Highway Capital Improvements GO	5.000%	5/1/21		2,515	2,683
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.540%	5/1/19		13,250	13,250
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.550%	5/1/19		10,875	10,875

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.550%	5/1/19		8,500	8,500
	Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/24		1,000	1,152
	Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/25		750	884
	Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19		2,450	2,486
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19		2,500	2,552
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19		6,160	6,288
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		3,525	3,715
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		2,775	2,924
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		4,030	4,378
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		10,085	11,833
	Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/24		1,715	1,982
	Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/25		2,790	3,304
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/25		2,115	2,529
	Ohio Public Facilities Commission GO	5.000%	2/1/21		1,390	1,471
	Ohio Public Facilities Commission GO	5.000%	4/1/21		2,280	2,426
	Ohio State University General Receipts Revenue	5.000%	12/1/23		1,110	1,272
	Ohio State University General Receipts Revenue	5.000%	12/1/24		1,025	1,205
	Ohio State University General Receipts Revenue	5.000%	12/1/25		895	1,075
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24		1,510	1,739
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25		1,525	1,801
3	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	2.400%	5/7/19		12,000	12,000
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19		1,925	1,963
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20		7,500	7,898
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21		12,270	13,124
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21		4,050	4,398
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19		1,695	1,700
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		5,490	5,600
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21		1,350	1,444
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21		1,300	1,412
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22		3,020	3,327
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22		2,975	3,325
1	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, SIFMA Municipal Swap Index Yield + 0.220%	2.520%	12/1/20		84,220	84,188
	Penta Career Center Ohio COP	5.000%	4/1/20		1,095	1,128
	Penta Career Center Ohio COP	5.250%	4/1/24		2,915	3,184
	Princeton OH City School District GO	5.000%	12/1/22		700	780
	Princeton OH City School District GO	5.000%	12/1/23		1,350	1,542
	Princeton OH City School District GO	5.000%	12/1/25		815	954
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20		1,135	1,162
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21		650	684
	Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22		1,125	1,217
	South-Western City OH School District GO	5.000%	12/1/23		1,095	1,251
	Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22		735	783
	Toledo OH City School District GO	5.000%	12/1/19		2,220	2,263
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/24		955	1,085
	University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	(ETM)	2,805	2,813
	University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22		2,480	2,714
	University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23		3,000	3,367
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19		1,810	1,819
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20		2,550	2,636
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21		2,495	2,646
						964,210
Oklahoma (0.3%)
	Cleveland County OK Educational Facilities Authority Lease Revenue (Norman Public Schools Project)	5.000%	7/1/19		2,335	2,347
	Comanche County OK Hospital Authority Revenue	5.000%	7/1/19		3,145	3,155
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23		1,000	1,088
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24		1,000	1,106
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21		5,000	5,336
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22		1,525	1,675
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23		3,415	3,851
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21		2,150	2,295
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22		2,375	2,601
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23		5,040	5,633
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21		1,000	1,071
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/19		2,000	2,019
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/20		1,310	1,364

Limited-Term Tax-Exempt Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,142
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,458
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/23	1,040	1,147
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/24	715	802
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/25	1,520	1,735
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26	1,600	1,854
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27	900	1,057
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/29	850	1,000
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/23	3,565	3,903
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/24	3,710	4,123
Tulsa County OK Industrial Authority Capital Improvements Revenue	4.000%	12/1/25	3,860	4,347
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21	825	886
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22	855	943
Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23	530	598
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,470	1,579
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,120	2,342
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,125
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/24	11,510	12,727
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/25	11,610	12,999
				90,308
Oregon (0.3%)
Clackamas County OR Hospital Facilities Authority Revenue (Willamette View Inc.)	3.000%	11/15/22	2,500	2,505
Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.600%	11/15/23	3,100	3,100
Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24	575	575
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/23	1,000	1,131
Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24	1,000	1,160
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	410
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	509
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	361
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	376
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/23	570	646
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/24	810	942
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/25	1,015	1,209
Metro OR GO	5.000%	6/1/23	2,805	3,177
Metro OR GO	5.000%	6/1/25	3,330	3,966
Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/25	3,125	3,709
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	7,448
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26	5,000	5,608
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	1,500	1,760
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,410	3,797
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	822
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	675	759
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,015	1,032
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,337
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25	1,695	1,778
Oregon GO	5.000%	8/1/21	1,750	1,881
Oregon GO	5.000%	8/1/24	3,600	4,196
Oregon GO	5.000%	5/1/26	5,560	6,277
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,410	2,499
Portland OR Community College District GO	5.000%	6/15/24	1,125	1,308
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/23	100	111
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/24	110	124
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/25	115	132
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22	1,470	1,626
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23	2,525	2,864
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24	2,575	2,989
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25	5,085	6,032
Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/23	425	482
Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/24	645	750
Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/25	500	566
				79,954
Pennsylvania (5.8%)
Allegheny County PA GO	5.000%	12/1/19	5,310	5,414
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/22	1,000	1,066
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/25	1,015	1,074
Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22	600	602
Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	5.000%	10/15/26	500	556

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,750	1,891
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,797
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/24		5,010	5,655
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/25		8,020	9,227
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	2.553%	2/1/21		3,035	3,039
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.625%	8/15/39		4,265	4,306
1,3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	2.470%	6/3/19	LOC	10,000	10,000
3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.300%	5/1/19	LOC	2,700	2,700
3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.340%	5/1/19	LOC	26,125	26,125
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		2,535	2,665
	Allentown PA City School District GO	5.000%	2/1/24	(15)	1,150	1,286
	Allentown PA City School District GO	5.000%	2/1/25	(15)	955	1,094
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,470	1,554
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/23		1,000	1,074
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,663
	Beaver County PA GO	4.000%	4/15/20	(15)	660	673
	Beaver County PA GO	4.000%	4/15/21	(15)	690	716
	Beaver County PA GO	4.000%	4/15/22	(15)	725	765
	Beaver County PA GO	5.000%	4/15/24	(15)	1,090	1,236
	Beaver County PA GO	5.000%	4/15/25	(15)	1,415	1,638
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/25		1,370	1,451
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21		500	536
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23		1,445	1,627
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24		1,110	1,275
3	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB VRDO	2.400%	5/7/19		8,420	8,420
3	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) TOB VRDO	2.530%	5/7/19	(Prere.)	2,500	2,500
	Bethel Park PA School District GO	5.000%	8/1/22		500	551
	Bethel Park PA School District GO	5.000%	8/1/23		825	933
1	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	2.214%	11/1/21		10,135	10,112
1	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	2.224%	11/1/21		6,380	6,367
	Bethlehem PA GO	5.000%	12/1/23	(4)	295	336
	Bethlehem PA GO	5.000%	12/1/24	(4)	290	338
	Bethlehem PA GO	5.000%	12/1/25	(4)	530	631
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19	(15)	1,165	1,186
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20	(15)	1,000	1,049
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21	(15)	4,510	4,812
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22	(15)	605	645
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23	(15)	500	542
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	2.390%	5/7/19		9,070	9,070
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19		1,460	1,462
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20		525	536
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21		575	598
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22		1,150	1,251
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23		1,410	1,565
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23	(15)	1,705	1,921
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/25		1,000	1,173
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24		1,000	1,147
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25		1,040	1,214
3	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) TOB VRDO	2.560%	5/7/19	LOC	28,520	28,520
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20		1,015	1,034
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21		1,070	1,104
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22		1,120	1,167
	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23		1,180	1,241
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/20	(15)	345	361
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/21	(15)	315	338
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/22	(15)	400	439
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/23	(15)	400	442
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/24	(15)	430	473
	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/25	(15)	390	427

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Coatesville PA School District GO	5.000%	8/1/22	(4)	2,280	2,472
	Coatesville PA School District GO	5.000%	8/1/23	(4)	3,735	4,131
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19		750	752
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		1,125	1,163
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,063
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,760	1,920
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,625	2,937
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		3,000	3,434
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19		240	242
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19		600	605
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20		530	551
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21		700	750
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21		435	471
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22		400	441
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22		400	445
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23		785	897
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19	(14)	1,300	1,308
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20		385	400
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21		380	406
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22		310	340
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20		7,320	7,476
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		2,410	2,600
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		3,635	4,002
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		10,000	11,410
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		15,000	17,521
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		12,500	14,905
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/19		620	624
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/21		570	608
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	561
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/24		1,330	1,525
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/25		1,635	1,906
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/26		1,460	1,729
	East Hempfield PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/20		790	813
2	Erie PA City School District GO	5.000%	4/1/21	(4)	400	423
2	Erie PA City School District GO	5.000%	4/1/23	(4)	315	350
2	Erie PA City School District GO	5.000%	4/1/25	(4)	475	548
2	Erie PA City School District GO	5.000%	4/1/26	(4)	575	674
	Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	2,155	1,822
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/24		500	546
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/26		570	634
	Harrisburg PA School District GO	5.000%	11/15/24	(4)	2,000	2,316
	Harrisburg PA School District GO	5.000%	11/15/25	(4)	5,085	6,013
	Hempfield PA School District GO	4.000%	3/15/20	(15)	2,740	2,794
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,301
	Kennett PA Consolidated School District GO	4.000%	2/15/24		500	549
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23		510	575
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24		500	574
	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		2,750	3,034
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22		915	968
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23		700	748
	Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24		1,300	1,396
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20		2,850	2,992
3	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	2.450%	5/7/19		7,430	7,430
	Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	737
	Luzerne County PA GO	5.000%	12/15/19	(4)	600	611
	Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,047
	Luzerne County PA GO	5.000%	12/15/21	(4)	1,000	1,076
	Luzerne County PA GO	5.000%	12/15/22	(4)	750	828
	Luzerne County PA GO	5.000%	12/15/23	(4)	750	843
	Luzerne County PA GO	5.000%	12/15/23	(4)	750	843
	Luzerne County PA GO	5.000%	12/15/24	(4)	1,500	1,715
	Luzerne County PA GO	5.000%	12/15/24	(4)	1,000	1,143
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/19	(4)	500	508
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20	(4)	1,760	1,834
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23	(4)	1,000	1,108
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24	(4)	1,330	1,500
1	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	2.171%	11/1/21		2,000	2,000
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.220%	1.921%	5/1/19		700	700

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	1.971%	6/3/19		750	750
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	2.021%	6/3/19		1,000	998
1	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	2.121%	6/3/19		1,100	1,099
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21		700	743
	Montgomery County PA GO	5.000%	4/1/23		2,395	2,701
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/19	(ETM)	1,625	1,629
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/19		1,675	1,679
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20	(ETM)	2,000	2,070
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20		4,410	4,556
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20		1,515	1,553
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21		1,550	1,626
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	4.000%	10/1/19		1,000	1,006
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,265	1,305
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,390
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/22		1,380	1,483
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	906
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,437
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		1,610	1,855
1	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	3.020%	9/1/23		9,250	9,254
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/20		1,200	1,221
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/21		2,175	2,264
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/22		4,500	4,784
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		8,000	8,020
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		5,000	5,013
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		18,810	18,866
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/19		200	201
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/20		250	252
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/21		300	301
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/24		1,000	1,095
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/25		1,000	1,105
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/19		735	733
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/21		715	714
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		790	788
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	3.250%	1/1/20		1,680	1,678
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.000%	7/1/20		720	732
2	New Kensington Arnold PA School District GO	5.000%	5/15/25	(15)	2,230	2,578
2	New Kensington Arnold PA School District GO	5.000%	5/15/26	(15)	1,000	1,174
1	North Penn PA Water Authority Revenue PUT, 67% of 1M USD LIBOR + 0.500%	2.176%	11/1/19		2,500	2,500
1	North Penn PA Water Authority Revenue, 67% of 1M USD LIBOR + 0.410%	2.086%	11/1/19		1,000	1,000
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21		1,510	1,610
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22		3,885	4,254
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23		2,185	2,450
1	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	3.700%	8/15/20		8,125	8,175
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	2.250%	5/7/19		4,100	4,100
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	3.750%	7/1/21		1,005	1,025
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22		925	980

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		985	1,061
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		1,380	1,486
	Pennsbury PA School District GO	5.000%	1/15/21		1,250	1,320
	Pennsbury PA School District GO	5.000%	1/15/22		1,060	1,151
	Pennsylvania COP	5.000%	7/1/21		350	371
	Pennsylvania COP	5.000%	7/1/23		250	278
	Pennsylvania COP	5.000%	7/1/24		300	341
	Pennsylvania COP	5.000%	7/1/25		500	575
	Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	6,750	6,886
	Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		10,100	10,430
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20		1,650	1,678
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21		2,250	2,377
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22		2,775	3,014
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23		5,120	5,826
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24		7,535	8,767
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Republic Services Inc. Project) PUT	1.750%	7/1/19		2,500	2,500
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/19		1,250	1,250
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,177
	Pennsylvania GO	5.000%	5/1/19		5,000	5,000
	Pennsylvania GO	5.000%	7/1/19		10,000	10,054
	Pennsylvania GO	5.000%	7/1/19		9,900	9,954
	Pennsylvania GO	5.000%	3/1/20		26,400	27,126
	Pennsylvania GO	5.000%	3/15/20		5,380	5,535
	Pennsylvania GO	5.000%	4/1/20		7,450	7,675
	Pennsylvania GO	5.000%	6/15/20		21,120	21,901
	Pennsylvania GO	5.000%	7/1/20		20,925	21,729
	Pennsylvania GO	5.000%	10/15/20		22,345	23,412
	Pennsylvania GO	5.000%	3/1/21		27,700	29,356
	Pennsylvania GO	5.000%	3/1/22		12,530	13,664
	Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,000	3,306
	Pennsylvania GO	5.000%	8/1/22		7,500	8,218
4	Pennsylvania GO	4.000%	7/1/23		13,065	14,242
	Pennsylvania GO	5.000%	8/15/23		20,000	22,690
	Pennsylvania GO	5.000%	9/15/23		4,840	5,503
	Pennsylvania GO	5.000%	1/1/24		30,000	34,288
	Pennsylvania GO	5.000%	8/1/25		8,150	9,539
	Pennsylvania GO	5.000%	9/15/25	(4)	12,350	14,742
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	(ETM)	2,490	2,542
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19		5,480	5,501
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		6,225	7,000
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		1,450	1,631
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		4,220	4,854
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		1,535	1,766
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		4,510	5,288
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		1,625	1,905
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	(ETM)	1,190	1,190
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19		660	660
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		2,120	2,292
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		3,000	3,244
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/22		5,010	5,580
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/19		5,655	5,709
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	5/15/20		8,030	8,303
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/20		1,925	2,005
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/21		3,035	3,257
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		750	827
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/23		3,000	3,395

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Housing Project) TOB VRDO	2.650%	5/7/19	LOC	30,310	30,310
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20		2,210	2,220
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/48		13,155	13,968
3	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	2.330%	5/7/19		6,540	6,540
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19		1,020	1,040
3	Pennsylvania Turnpike Commission Motor License Fund Revenue TOB VRDO	2.450%	5/7/19		4,400	4,400
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22		3,485	3,857
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	5,000	5,014
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,015	1,035
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		1,175	1,198
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19		900	918
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		1,805	1,900
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		350	368
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21		29,715	31,582
2	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,530
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		1,250	1,347
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		415	449
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22		34,980	38,140
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		270	301
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		540	602
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		9,020	10,055
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		28,505	31,775
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		650	743
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		350	398
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		3,250	3,700
2	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		4,000	4,585
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		3,600	4,201
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,195	1,385
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		3,890	4,509
2	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,935	4,624
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,180	1,390
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		4,460	5,253
3	Pennsylvania Turnpike Commission Revenue TOB PUT	2.340%	5/1/19	(4)LOC	8,800	8,800
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	12/1/20		3,750	3,745
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	2.730%	12/1/21		10,000	9,977
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	2.800%	12/1/20		25,000	24,991
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.700%	3.000%	12/1/19		20,000	20,006
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.880%	3.180%	12/1/20		25,100	25,220
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.280%	12/1/21		2,550	2,574
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.150%	3.450%	12/1/19		21,000	21,015
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	3.570%	12/1/20		1,430	1,443
	Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24		4,025	4,197
	Philadelphia PA Airport Revenue	5.000%	7/1/19		290	292
	Philadelphia PA Airport Revenue	5.000%	7/1/20		750	779
	Philadelphia PA Airport Revenue	5.000%	7/1/21		750	801
	Philadelphia PA Airport Revenue	5.000%	7/1/22		1,020	1,120
	Philadelphia PA Airport Revenue	5.000%	7/1/23		860	970
	Philadelphia PA Airport Revenue	5.000%	7/1/24		630	727
	Philadelphia PA Airport Revenue	5.000%	6/15/25		8,505	8,816
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/23		2,565	2,827
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/24		2,960	3,324
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/25		3,165	3,619
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22		4,470	4,928
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23		5,415	6,095
	Philadelphia PA Authority for Industrial Development Revenue (LaSalle University)	5.000%	5/1/22		1,920	2,046
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20		750	773
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20		3,500	3,607
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		1,060	1,127
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		3,660	3,892
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		750	819
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		5,680	6,200
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		650	728
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		5,705	6,387
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,115	3,431
	Philadelphia PA Gas Works Revenue	5.000%	8/1/23		1,015	1,140
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		915	1,050
	Philadelphia PA Gas Works Revenue	5.000%	8/1/25		895	1,046
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		1,300	1,541
	Philadelphia PA GO	5.000%	7/15/19		1,435	1,444
	Philadelphia PA GO	5.000%	8/1/19		5,150	5,191

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA GO	5.000%	8/1/19	(Prere.)	220	222
	Philadelphia PA GO	5.000%	8/1/20		3,625	3,768
	Philadelphia PA GO	5.000%	8/1/21		3,500	3,735
	Philadelphia PA GO	5.000%	8/1/22		4,810	5,270
	Philadelphia PA GO	5.000%	8/1/24	(12)	1,780	1,794
	Philadelphia PA GO	5.000%	8/1/26		5,000	5,816
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/19		1,500	1,506
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	751
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,073
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		2,750	3,007
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24		7,195	8,000
	Philadelphia PA School District GO	5.000%	9/1/19		700	707
	Philadelphia PA School District GO	5.000%	9/1/19		8,065	8,146
	Philadelphia PA School District GO	5.000%	9/1/20		500	520
	Philadelphia PA School District GO	5.000%	9/1/20		6,190	6,437
	Philadelphia PA School District GO	5.000%	9/1/21		2,745	2,929
	Philadelphia PA School District GO	5.000%	9/1/21		4,530	4,834
	Philadelphia PA School District GO	5.000%	9/1/21		8,000	8,537
	Philadelphia PA School District GO	5.000%	9/1/22		1,035	1,133
	Philadelphia PA School District GO	5.000%	9/1/22		4,000	4,377
	Philadelphia PA School District GO	5.000%	9/1/22		6,345	6,943
	Philadelphia PA School District GO	5.000%	9/1/23		6,450	7,214
	Philadelphia PA School District GO	5.000%	9/1/23		6,260	7,002
	Philadelphia PA School District GO	5.000%	9/1/24		1,285	1,458
	Philadelphia PA School District GO	5.000%	9/1/25		1,040	1,203
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/15/19	(4)	2,500	2,510
	Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/20		7,165	7,323
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/20		500	525
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,285	1,376
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,000	1,071
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23		380	434
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25		1,345	1,603
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/19		1,000	1,005
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		2,000	2,077
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22		520	578
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23		5,015	5,715
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/26	(4)	3,030	3,310
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/21		700	737
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/23		500	564
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/24		500	576
	Pittsburgh PA GO	5.000%	9/1/23		365	414
	Pittsburgh PA GO	5.000%	9/1/24		520	604
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,155
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19	(4)	2,500	2,527
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	3,385	3,530
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	(4)	14,360	15,865
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23	(4)	15,225	17,231
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/24	(4)	17,180	19,895
1	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	2.391%	6/3/19	(4)	51,000	51,029
	Pocono Mountain PA School District GO	4.000%	9/1/23	(4)	2,650	2,877
	Reading PA School District GO	5.000%	3/1/24	(4)	665	753
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20	(ETM)	255	267
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20		1,245	1,307
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/19		700	712
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/20		900	943
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/23		500	568
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/24		1,950	2,270
	Scranton PA School District GO	5.000%	6/1/22		2,150	2,301
1	Scranton School District PA GO PUT, 68% of 1M USD LIBOR + 0.850%	2.551%	4/1/21		2,760	2,764
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28		2,795	3,192
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	715
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		325	355
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23		875	982
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24		700	804
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25		750	880
4	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	5,000	5,174

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	4.000%	6/15/20	(15)	1,940	1,987
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/21	(15)	1,345	1,434
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/22	(15)	1,160	1,270
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/23	(15)	2,580	2,897
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/19	(15)	1,725	1,748
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/20	(15)	1,035	1,080
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/21	(15)	2,670	2,871
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/20		2,995	3,093
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/21		1,170	1,245
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/22		1,050	1,148
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		1,285	1,388
3	Tower Health Obligated Group TOB VRDO	2.420%	5/7/19		4,435	4,435
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	604
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23	(15)	1,110	1,258
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24	(15)	745	866
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25	(15)	1,060	1,257
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26	(15)	1,000	1,180
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		1,000	1,034
3	Westmoreland County PA Municipal Authority Revenue TOB VRDO	2.340%	5/7/19	LOC	5,770	5,770
	Westmoreland County PA Municipal Authority Service Water Revenue	0.000%	8/15/23	(14)	5,000	4,543
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20		2,465	2,585
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23	(15)	1,265	1,408
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24	(15)	1,000	1,138
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25	(15)	500	582
						1,599,968
Puerto Rico (0.3%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/25	(12)	50	51
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/19	(14)	335	336
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/19	(14)	125	125
	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/19	(14)	2,185	2,192
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	4,415	4,497
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	1,505	1,524
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	4,180	4,231
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	270	273
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	145	148
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	700	708
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	1,410	1,427
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	110	112
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24	(4)	300	307
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	(14)	1,575	1,580
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	3,420	3,464
	Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	290	294
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,270	5,459
	Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	1,805	1,890
	Puerto Rico GO	0.000%	7/1/19	(14)	1,815	1,804
	Puerto Rico GO	3.875%	7/1/19	(4)	100	100
	Puerto Rico GO	5.500%	7/1/19	(14)	260	261
	Puerto Rico GO	5.500%	7/1/19	(14)	4,035	4,050
	Puerto Rico GO	5.500%	7/1/20	(12)(3)	120	123
	Puerto Rico GO	5.500%	7/1/20	(14)	26,745	27,392
	Puerto Rico GO	5.500%	7/1/20	(14)	4,165	4,266
	Puerto Rico GO	5.250%	7/1/21	(14)	125	126
	Puerto Rico GO	5.500%	7/1/21	(14)	2,655	2,764
	Puerto Rico GO	4.000%	7/1/22	(4)	65	66
	Puerto Rico GO	5.500%	7/1/22	(12)	20	21
	Puerto Rico GO	5.250%	7/1/24	(4)	600	630
	Puerto Rico GO	5.375%	7/1/25	(4)	125	131
	Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19	(14)	200	201
	Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/19	(4)	200	201
	Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(14)	200	205
	Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(4)	525	539

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/23	(4)	375	403
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.000%	7/1/23	(12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22	(12)	20	21
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/19	(14)	140	140
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/21	(12)	40	42
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/21	(14)	155	158
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/23	(12)	25	27
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/27	(12)	100	102
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		12,283	10,320
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		11,646	8,731
					91,457
Rhode Island (0.4%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		5,530	6,207
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/25		3,300	3,871
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19		700	702
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20		1,165	1,203
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21		1,355	1,439
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	544
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		3,020	3,469
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/21		200	210
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		400	430
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		405	434
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		585	645
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		450	496
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		200	220
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		450	509
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		640	723
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		300	339
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		365	423
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		670	774
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		1,085	1,258
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		225	264
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		400	469
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/19	(ETM)	1,650	1,668
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/20	(ETM)	1,455	1,520
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21		5,625	5,943
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21	(ETM)	1,650	1,777
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/22		2,500	2,695
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/23		2,700	2,962
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/19		1,500	1,502
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/21		2,330	2,463
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/22		2,510	2,716
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/23		2,295	2,537
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/19		1,255	1,256
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/20		2,760	2,851

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/21	(4)	10,470	10,901
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/21		2,000	2,122
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/22	(4)	11,705	12,412
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/22		290	318
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/23		215	241
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/24		235	270
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/25	(4)	200	235
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/26	(4)	200	240
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19		10,580	10,606
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20		4,000	4,126
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21		2,755	2,915
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22		2,615	2,806
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/25		14,020	15,725
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		2,690	2,691
						120,127
South Carolina (1.3%)
	Berkeley County SC School District Revenue	5.000%	12/1/20		1,000	1,054
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/19		2,000	2,039
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26		10,000	11,401
1	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT, 70% of 1M USD LIBOR + 0.370%	2.108%	1/1/22		25,000	24,971
	Darlington County SC School District GO	5.000%	3/1/24		3,605	4,159
	Darlington County SC School District GO	5.000%	3/1/25		3,825	4,520
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20		600	632
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21		1,015	1,095
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22		1,000	1,106
	Lancaster County SC School District GO	5.000%	3/1/25		4,140	4,894
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/19		500	508
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/20		550	574
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/22		550	605
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/23		1,925	2,167
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/24		685	788
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		3,200	3,392
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20		500	518
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21		1,000	1,063
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21		1,245	1,331
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22		1,240	1,360
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22		1,290	1,431
	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		40,485	43,904
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		7,310	7,671
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		8,120	9,218
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		1,490	1,725
	Richland County SC School District No. 2 GO	5.000%	2/1/22		19,280	21,024
	Rock Hill SC Utility System Revenue	5.000%	1/1/22		780	844
	Rock Hill SC Utility System Revenue	5.000%	1/1/23		1,110	1,234
	Rock Hill SC Utility System Revenue	5.000%	1/1/24		1,000	1,139
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/19		1,270	1,294
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/20		3,260	3,424
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/21		2,885	3,119
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/22		3,795	4,217
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		2,970	3,474
	South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47		5,200	5,481
	South Carolina Housing Finance & Development Authority Mortgage Revenue	4.500%	7/1/48		8,950	9,682
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23		1,860	2,062
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24		1,825	2,067
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	(ETM)	1,000	1,008

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	(ETM)	2,710	2,821
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	(ETM)	1,000	1,075
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	(ETM)	1,500	1,609
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(ETM)	1,500	1,703
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,135
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/25		1,850	2,139
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/26		3,050	3,575
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	(ETM)	1,000	1,017
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	(ETM)	1,765	1,852
South Carolina Public Service Authority Revenue	5.000%	12/1/19		1,250	1,272
South Carolina Public Service Authority Revenue	5.000%	12/1/19		5,280	5,371
South Carolina Public Service Authority Revenue	5.000%	7/1/20	(Prere.)	1,255	1,304
South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,100	4,286
South Carolina Public Service Authority Revenue	5.000%	12/1/20		39,545	41,343
South Carolina Public Service Authority Revenue	5.000%	12/1/20		110	115
South Carolina Public Service Authority Revenue	5.000%	12/1/21		650	699
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	410	444
South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,020	3,248
South Carolina Public Service Authority Revenue	5.000%	12/1/21		2,655	2,855
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,120	1,234
South Carolina Public Service Authority Revenue	5.000%	12/1/22		580	639
South Carolina Public Service Authority Revenue	5.000%	12/1/22		2,025	2,230
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,200	1,305
South Carolina Public Service Authority Revenue	5.000%	12/1/22		10,000	11,014
South Carolina Public Service Authority Revenue	5.000%	12/1/23		520	586
South Carolina Public Service Authority Revenue	5.000%	12/1/23		3,425	3,857
South Carolina Public Service Authority Revenue	5.000%	12/1/24		245	282
South Carolina Public Service Authority Revenue	5.000%	12/1/24		4,895	5,631
South Carolina Public Service Authority Revenue	5.000%	12/1/25		1,925	2,207
South Carolina Public Service Authority Revenue	5.000%	12/1/25		1,105	1,187
South Carolina Public Service Authority Revenue	5.000%	12/1/25		8,405	9,738
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,000	1,072
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/25		2,000	2,168
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19		25,805	26,159
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		4,885	5,553
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		7,025	7,986
South Carolina Transportation Infrastructure Revenue	3.000%	10/1/27		3,600	3,735
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23		1,000	1,125
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24		750	865
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25		750	885
York County SC GO	5.000%	4/1/25		3,825	4,426
					363,942
South Dakota (0.1%)
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	4.000%	4/1/20		350	357
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/21		800	848
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/22		375	408
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/23		750	838
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/24		1,120	1,281
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/25		1,000	1,170
South Dakota Building Authority Revenue	5.000%	6/1/20		500	518
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/22		1,285	1,418
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/23		750	847
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/24		1,000	1,154
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/25		500	587
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20		665	687
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20		645	676
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21		500	527
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21		550	593
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		400	443
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		535	593
South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47		9,340	9,864
					22,809
Tennessee (2.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21		2,500	2,693
Chattanooga TN Electric System Revenue	5.000%	9/1/22		2,000	2,217
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/19		1,720	1,753
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/20		700	733

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.350%	5/1/19	LOC	17,920	17,920
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.350%	5/1/19	LOC	7,430	7,430
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.350%	5/1/19	LOC	15,000	15,000
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.390%	5/7/19	LOC	4,240	4,240
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/19		1,575	1,583
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,554
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,145
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,265	1,384
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	1,010
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/24		3,500	3,921
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/25		2,810	3,142
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22		3,545	3,850
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/24		1,000	1,133
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/26		800	938
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/20		2,500	2,551
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/21		1,335	1,412
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/22		960	1,029
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/22		145	157
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/23		1,000	1,093
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/23		1,370	1,510
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/24		1,250	1,391
	Memphis TN Electric System Revenue	5.000%	12/1/24		775	911
	Memphis TN Gas System Revenue	5.000%	12/1/24		665	781
	Memphis TN GO	5.000%	6/1/23		6,585	7,454
3	Memphis TN GO TOB VRDO	2.450%	5/7/19		5,900	5,900
	Memphis TN Water System Revenue	4.000%	12/1/24		860	968
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22		5,280	5,665
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19		25,130	25,270
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		18,905	21,421
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		14,660	17,053
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		3,945	4,348
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		46,420	52,438
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		23,375	27,849
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		14,485	16,338
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		2,500	2,488
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19		6,070	6,103
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		1,000	1,038
	Shelby County TN GO	5.000%	4/1/23		1,125	1,268
	Shelby County TN GO	5.000%	4/1/25		4,710	5,579
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/21		1,350	1,435
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/23		1,210	1,357
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare) VRDO	2.270%	5/1/19	(4)	33,260	33,260
	Sullivan County TN GO	5.000%	5/1/21		2,705	2,885
	Sullivan County TN GO	5.000%	5/1/22		2,745	3,012
	Sullivan County TN GO	5.000%	5/1/23		2,985	3,364
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		40,000	45,731
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19		7,520	7,592
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20		6,335	6,457
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		19,005	19,707
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21		8,535	8,909
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		13,315	14,165
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		2,195	2,345
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,585	1,726
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		5,725	6,236
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		2,840	3,157
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		77,425	82,057
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/19		31,500	34,117
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		1,445	1,497
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42		4,340	4,577
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45		2,485	2,588

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Washington County TN GO	4.000%	6/1/21		2,030	2,129
	Washington County TN GO	4.000%	6/1/23		2,000	2,183
						574,147
Texas (12.6%)
	Alamo TX Community College District GO	5.000%	8/15/23		5,435	6,173
	Alamo TX Community College District GO	5.000%	8/15/24		12,260	14,277
	Alamo TX Community College District GO	5.000%	8/15/25		8,135	9,692
	Aldine TX Independent School District GO	5.000%	2/15/24		200	230
	Aldine TX Independent School District GO	5.000%	2/15/25		350	412
2	Alief TX Independent School District GO	5.000%	2/15/25		2,595	3,054
2	Alief TX Independent School District GO	5.000%	2/15/26		1,300	1,564
	Allen TX Independent School District GO	5.000%	2/15/25		1,000	1,147
	Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,430
	Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,130	9,182
	Arlington TX GO	4.000%	8/15/23		2,925	3,203
	Arlington TX GO	5.000%	8/15/24		2,925	3,403
	Arlington TX GO	5.000%	8/15/25		2,925	3,483
	Arlington TX GO	5.000%	8/15/26		2,920	3,548
	Arlington TX Independent School District GO	5.000%	2/15/24		2,615	3,009
	Arlington TX Independent School District GO	5.000%	2/15/25		2,275	2,681
	Arlington TX Special Tax Revenue	3.000%	2/15/20		600	606
	Arlington TX Special Tax Revenue	3.000%	2/15/21		750	767
	Arlington TX Special Tax Revenue	4.000%	2/15/22		750	794
	Arlington TX Special Tax Revenue	4.000%	2/15/23		910	982
	Arlington TX Special Tax Revenue	5.000%	2/15/24		1,410	1,605
	Arlington TX Special Tax Revenue	5.000%	2/15/25	(4)	1,085	1,267
	Arlington TX Special Tax Revenue	5.000%	2/15/26	(4)	1,075	1,251
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		500	539
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		400	433
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		755	827
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		750	826
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		690	768
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		750	844
	Austin TX Combined Utility System Revenue CP	1.700%	5/15/19		102,300	102,270
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		1,000	1,042
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21		1,000	1,068
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		1,000	1,098
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		200	225
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		200	230
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		255	299
	Austin TX Electric Utility System Revenue	5.000%	11/15/19		500	509
	Austin TX Electric Utility System Revenue	5.000%	11/15/20		1,010	1,062
	Austin TX GO	5.000%	9/1/22		11,740	12,995
	Austin TX Independent School District GO	5.000%	8/1/23		1,250	1,419
	Austin TX Independent School District GO	5.000%	8/1/24		1,350	1,571
	Austin TX Independent School District GO	5.000%	8/1/25		1,750	2,084
	Austin TX Independent School District GO	5.000%	8/1/26		3,080	3,745
	Austin TX Independent School District GO	5.000%	8/1/26		9,680	11,769
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(ETM)	60	61
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/19		940	957
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/20		2,445	2,571
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/26		3,330	4,068
	Beaumont TX Independent School District GO	5.000%	2/15/23		3,945	4,422
	Beaumont TX Independent School District GO	5.000%	2/15/24		4,150	4,768
	Beaumont TX Independent School District GO	5.000%	2/15/25		4,360	5,133
	Bedford TX GO	5.000%	2/1/22		2,515	2,735
	Bedford TX GO	5.000%	2/1/23		2,635	2,941
	Bedford TX GO	5.000%	2/1/24		2,775	3,173
	Bedford TX GO	5.000%	2/1/25		2,920	3,415
	Bexar County TX GO	5.000%	6/15/21		5,155	5,518
	Bexar County TX GO	5.000%	6/15/21		2,930	3,136
	Bexar County TX GO	5.000%	6/15/23		4,055	4,591
3	Bexar County TX GO TOB VRDO	2.330%	5/7/19		8,000	8,000
	Bexar County TX Hospital District GO	5.000%	2/15/21		1,875	1,985
	Bexar County TX Hospital District GO	5.000%	2/15/22		1,540	1,678
	Bexar County TX Hospital District GO	5.000%	2/15/23		1,465	1,640
	Bexar County TX Hospital District GO	5.000%	2/15/24		2,015	2,314
	Bexar County TX Hospital District GO	5.000%	2/15/24		1,185	1,361
	Bexar County TX Hospital District GO	5.000%	2/15/25		1,395	1,639
	Bexar County TX Hospital District GO	5.000%	2/15/26		4,000	4,798
	Brazosport TX Independent School District GO	5.000%	2/15/25		1,955	2,288

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Brownsville TX Utility System Revenue	5.000%	9/1/20		1,250	1,304
	Brownsville TX Utility System Revenue	5.000%	9/1/21		1,000	1,073
	Capital Area Housing Finance Corp. TX Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22		6,875	6,936
2	Carrollton TX GO	5.000%	8/15/25		1,225	1,460
2	Carrollton TX GO	5.000%	8/15/26		1,200	1,459
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		625	637
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		610	622
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,000	1,025
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		2,295	2,406
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22		3,500	3,639
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		2,615	2,812
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		225	242
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		4,500	4,958
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		1,170	1,288
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21		5,500	5,686
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		8,500	8,458
	Clear Creek TX Independent School District GO PUT	2.150%	8/16/21		8,000	8,036
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/22		1,000	1,086
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/23		1,395	1,557
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/24		1,550	1,773
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/25		1,000	1,170
	Conroe TX GO	5.000%	11/15/24		1,405	1,641
	Conroe TX Independent School District GO	5.000%	2/15/21		3,380	3,580
	Conroe TX Independent School District GO	5.000%	2/15/23		4,240	4,756
	Conroe TX Independent School District GO	5.000%	2/15/25		2,575	3,035
2	Coppell TX Independent School District GO	5.000%	8/15/25		5,995	7,139
	Coppell TX Independent School District GO	5.000%	8/15/22		1,000	1,107
	Corpus Christi TX GO	5.000%	3/1/22		4,000	4,361
	Corpus Christi TX Independent School District GO PUT	2.000%	8/15/19		5,500	5,503
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22		9,900	10,802
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		1,395	1,474
	Cypress-Fairbanks TX Independent School District GO PUT	2.500%	8/15/19		17,000	17,034
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,000	4,972
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,345
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		4,850	4,921
	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,195	1,199
	Dallas County TX Community College District GO	5.000%	2/15/25		3,270	3,842
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21		7,230	7,644
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22		5,365	5,825
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		1,000	1,114
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		2,300	2,563
	Dallas TX GO	5.000%	2/15/22		6,135	6,685
	Dallas TX GO	5.000%	2/15/23	(15)	3,400	3,804
	Dallas TX GO	5.000%	2/15/23	(15)	10,875	12,168
2	Dallas TX GO	5.000%	2/15/24		6,280	7,195
	Dallas TX Independent School District GO	5.000%	8/15/23		7,275	8,276
	Dallas TX Independent School District GO	5.000%	2/15/26		1,085	1,274
	Dallas TX Independent School District GO	5.000%	2/15/26		4,000	4,227
	Dallas TX Independent School District GO PUT	5.000%	2/15/20		2,500	2,562
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	3,815	4,158
	Dallas TX Independent School District GO PUT	5.000%	2/15/22		15,875	17,231
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	310	338
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		3,315	3,876
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/25		1,740	2,080
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,542
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		2,500	2,542
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19		1,000	1,017
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,500	2,625
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		1,000	1,050
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21		4,045	4,372
	Deer Park TX Independent School District GO PUT	3.000%	10/1/19		9,330	9,376
	Denton County TX GO	5.000%	7/15/22		2,000	2,207
	Denton County TX GO	5.000%	7/15/23		2,100	2,378
	Denton TX GO	5.000%	2/15/22		2,000	2,053
	Denton TX Independent School District GO	0.000%	8/15/20		1,195	1,170
	Denton TX Independent School District GO	0.000%	8/15/22		5,000	4,720
	Denton TX Independent School District GO	5.000%	8/15/24		2,775	3,229
	Dickinson TX Independent School District GO PUT	1.350%	8/1/19		2,750	2,747
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19		9,000	9,004
	El Paso TX GO	5.000%	8/15/21		5,615	6,020
	El Paso TX GO	5.000%	8/15/21		1,935	2,075

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	El Paso TX GO	5.000%	8/15/22		2,860	3,152
	El Paso TX Independent School District GO	5.000%	8/15/25		1,000	1,190
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23		1,505	1,688
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24		1,765	2,029
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25		1,985	2,335
	El Paso TX Water & Sewer Revenue	4.000%	3/1/21		1,750	1,824
	El Paso TX Water & Sewer Revenue	5.000%	3/1/21		1,010	1,071
	El Paso TX Water & Sewer Revenue	5.000%	3/1/22		1,100	1,201
	El Paso TX Water & Sewer Revenue	5.000%	3/1/24		2,500	2,726
	El Paso TX Water & Sewer Revenue	5.000%	3/1/25		3,085	3,628
	Fort Bend County TX GO	5.000%	3/1/21		2,000	2,122
	Fort Bend County TX GO	5.000%	3/1/23		1,275	1,430
	Fort Bend County TX GO	5.000%	3/1/24		2,270	2,610
	Fort Bend County TX GO	5.000%	3/1/25		2,785	3,275
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/22		200	217
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/23		200	222
	Fort Bend TX Independent School District GO	5.000%	2/15/21		4,855	5,143
	Fort Bend TX Independent School District GO	5.000%	8/15/22		1,695	1,874
	Fort Bend TX Independent School District GO	5.000%	2/15/23		3,010	3,374
	Fort Bend TX Independent School District GO	5.000%	2/15/24		2,735	3,145
	Fort Bend TX Independent School District GO	5.000%	2/15/25		2,500	2,942
2	Fort Bend TX Independent School District GO	5.000%	2/15/26		1,350	1,623
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/19		4,755	4,750
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20		2,695	2,679
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21		5,390	5,336
2	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22		12,500	12,502
	Fort Worth TX GO	5.000%	3/1/21		10,060	10,663
	Fort Worth TX Independent School District GO	5.000%	2/15/22		1,135	1,238
	Fort Worth TX Independent School District GO	5.000%	2/15/23		850	953
	Fort Worth TX Independent School District GO	5.000%	2/15/24		1,490	1,715
	Fort Worth TX Independent School District GO	5.000%	2/15/24		1,485	1,709
	Fort Worth TX Independent School District GO	5.000%	2/15/25		1,820	2,144
	Fort Worth TX Independent School District GO	5.000%	2/15/26		1,500	1,805
	Frisco TX GO	5.000%	2/15/21		8,890	9,412
	Frisco TX GO	5.000%	2/15/21		4,295	4,547
	Frisco TX GO	5.000%	2/15/23		4,130	4,631
	Frisco TX GO	5.000%	2/15/24		10,000	11,228
2	Frisco TX Independent School District GO	5.000%	8/15/25		2,640	3,144
2	Frisco TX Independent School District GO	5.000%	8/15/26		1,830	2,224
	Frisco TX Independent School District GO	5.000%	8/15/23		2,000	2,275
	Frisco TX Independent School District GO	5.000%	8/15/24		2,900	3,377
	Frisco TX Independent School District GO	5.000%	8/15/24		1,535	1,695
	Frisco TX Independent School District GO	5.000%	8/15/25		1,900	2,262
	Galena Park TX Independent School District GO	5.000%	8/15/24		1,000	1,165
	Galena Park TX Independent School District GO	5.000%	8/15/25		1,525	1,817
	Galveston County TX GO	4.000%	2/1/21		1,000	1,042
	Galveston County TX GO	4.000%	2/1/22		1,110	1,178
	Galveston County TX GO	4.000%	2/1/23		820	887
	Galveston County TX GO	4.000%	2/1/24		1,000	1,099
	Galveston County TX GO	4.000%	2/1/25		1,085	1,213
	Garland TX Electric Utility System Revenue	5.000%	3/1/25		650	764
	Garland TX Electric Utility System Revenue	5.000%	3/1/26		750	898
	Garland TX GO	5.000%	2/15/24		695	798
	Garland TX GO	5.000%	2/15/25		790	929
	Garland TX GO	5.000%	2/15/26		680	816
	Garland TX Independent School District GO	5.000%	2/15/25		3,815	4,038
	Georgetown TX Independent School District GO PUT	2.500%	8/1/19		3,500	3,505
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,231
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	7,963
	Georgia TX GO PUT	1.950%	8/14/20		6,750	6,759
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/24		1,630	1,872
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/25		1,415	1,662
	Goose Creek TX Consolidated Independent School District GO PUT	1.180%	8/15/19		5,000	4,991
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		175,500	195,019
	Grand Prairie TX Independent School District GO	5.000%	2/15/21		1,500	1,589
	Grand Prairie TX Independent School District GO	5.000%	2/15/22		1,025	1,119
	Grand Prairie TX Independent School District GO	5.000%	2/15/23		675	757
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		1,500	1,782
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,775	1,779
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,975	1,979
	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		4,500	4,559

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Hospital Project) TOB VRDO	2.330%	5/7/19		8,200	8,200
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.580%	2.880%	12/1/19		9,000	9,003
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.700%	3.000%	6/1/19		2,250	2,251
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.750%	3.050%	6/1/20		2,000	2,008
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/19		1,265	1,287
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20		2,500	2,621
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21		2,950	3,180
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22		1,820	2,014
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19		2,350	2,382
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		4,000	4,304
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		2,560	2,834
1	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT, 68% of 1M USD LIBOR + 0.850%	2.539%	6/1/20		32,500	32,619
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater Houston Area)	5.000%	6/1/19		1,410	1,413
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/21		760	821
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/22		600	666
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/23		760	862
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/24		1,025	1,189
	Harris County TX Flood Control District Revenue	5.000%	10/1/24		3,295	3,849
	Harris County TX Flood Control District Revenue	5.000%	10/1/25		2,555	3,053
	Harris County TX Flood Control District Revenue	5.000%	10/1/25		1,190	1,391
	Harris County TX GO	5.000%	10/1/22		10,025	11,137
	Harris County TX GO	5.000%	10/1/22		1,100	1,222
	Harris County TX GO	5.000%	10/1/23		4,465	5,088
	Harris County TX GO	5.000%	10/1/23		8,575	9,535
	Harris County TX GO	5.000%	10/1/23		3,950	4,392
	Harris County TX GO	5.000%	10/1/24		4,080	4,766
	Harris County TX GO	5.000%	10/1/24		3,315	3,872
	Harris County TX GO	5.000%	10/1/24		9,000	10,001
	Harris County TX GO	5.000%	10/1/25		1,800	2,146
	Harris County TX GO	5.000%	10/1/25		1,140	1,359
	Harris County TX GO	5.000%	10/1/26		1,160	1,384
	Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/19		400	407
	Harris County TX Hospital District Revenue	5.000%	2/15/22		1,235	1,338
	Harris County TX Hospital District Revenue	5.000%	2/15/23		2,000	2,223
	Harris County TX Hospital District Revenue	5.000%	2/15/24		2,250	2,556
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	(ETM)	545	554
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19		1,455	1,479
	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24		1,785	2,089
	Harris County TX Sports Authority Revenue	5.000%	11/15/20		3,300	3,458
	Harris County TX Sports Authority Revenue	5.000%	11/15/20		575	600
	Harris County TX Sports Authority Revenue	5.000%	11/15/21		8,115	8,748
	Harris County TX Sports Authority Revenue	5.000%	11/15/26	(4)	11,155	12,814
3	Harris County TX TOB VRDO	2.330%	5/7/19		45,635	45,635
	Hays County TX GO	5.000%	2/15/20		200	205
	Hays County TX GO	5.000%	2/15/21		850	901
	Hays County TX GO	5.000%	2/15/21		285	302
	Hays County TX GO	5.000%	2/15/23		1,120	1,251
	Hays County TX GO	5.000%	2/15/23		840	938
	Hays County TX GO	5.000%	2/15/24		1,035	1,184
	Hays County TX GO	5.000%	2/15/25		1,265	1,479
	Houston TX Airport System Revenue	5.000%	7/1/24		2,225	2,575
	Houston TX Airport System Revenue	5.000%	7/1/25		1,650	1,954
	Houston TX Airport System Revenue	5.000%	7/1/25		3,500	4,145
	Houston TX Community College System Revenue	5.000%	4/15/20		1,000	1,032
	Houston TX Community College System Revenue	5.000%	4/15/23		2,000	2,250
	Houston TX Community College System Revenue	5.000%	4/15/24		2,880	3,319
	Houston TX GO	5.000%	3/1/20		2,500	2,570
	Houston TX GO	5.000%	3/1/21		2,500	2,651
	Houston TX GO	5.000%	3/1/22		3,000	3,271
	Houston TX GO	5.000%	3/1/22		20,000	21,804

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Houston TX GO	5.000%	3/1/23		1,750	1,958
	Houston TX GO	5.000%	3/1/23		12,605	14,101
	Houston TX GO	5.000%	3/1/24		540	541
	Houston TX GO	5.000%	3/1/24		2,315	2,649
	Houston TX GO	5.000%	3/1/24		10,000	11,441
	Houston TX GO	5.000%	3/1/25		5,000	5,850
	Houston TX GO	5.000%	3/1/25		1,000	1,089
	Houston TX GO	5.000%	3/1/26		3,500	4,183
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19		700	708
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21		1,500	1,606
	Houston TX Independent School District GO	5.000%	2/15/23		25,565	28,685
	Houston TX Independent School District GO	5.000%	2/15/24		20,155	23,194
	Houston TX Independent School District GO PUT	3.000%	6/1/19		17,750	17,768
	Houston TX Independent School District GO PUT	2.200%	6/1/20		6,000	6,023
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,000	3,030
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,434
	Houston TX Utility System Revenue	5.000%	11/15/19		3,000	3,054
	Houston TX Utility System Revenue	5.000%	5/15/20		6,000	6,208
	Houston TX Utility System Revenue	5.000%	11/15/20		3,500	3,679
	Houston TX Utility System Revenue	5.000%	5/15/21		5,075	5,416
	Houston TX Utility System Revenue	5.000%	11/15/21		5,000	5,416
	Houston TX Utility System Revenue	5.000%	11/15/22		3,205	3,569
	Houston TX Utility System Revenue	5.000%	11/15/22		7,315	8,146
	Houston TX Utility System Revenue	5.000%	11/15/23		7,400	8,452
	Houston TX Utility System Revenue	5.000%	11/15/23		225	257
	Houston TX Utility System Revenue	5.000%	11/15/24		2,010	2,351
	Houston TX Utility System Revenue	5.000%	11/15/24		310	363
	Houston TX Utility System Revenue	5.000%	11/15/25		1,415	1,692
1	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	2.094%	8/1/21		30,900	30,828
1	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/20		36,000	36,087
	Humble TX Independent School District GO	5.000%	2/15/23		2,215	2,484
	Humble TX Independent School District GO	5.500%	2/15/25		1,610	1,940
2	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,375	1,637
2	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		1,250	1,518
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23		1,430	1,621
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,630	1,895
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,520	1,768
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,100	1,280
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		4,235	5,032
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,250	1,488
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/20		250	260
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/21		250	267
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/22		250	274
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/23		350	392
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/24		515	589
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/25		500	582
	Irving TX Independent School District GO	5.000%	2/15/22		3,815	4,162
	Irving TX Independent School District GO	5.000%	2/15/23		2,075	2,327
	Katy TX Independent School District GO	5.000%	2/15/21		2,185	2,314
	Katy TX Independent School District GO	5.000%	2/15/23		1,510	1,693
	Katy TX Independent School District GO	4.000%	2/15/24		410	444
	Katy TX Independent School District GO	4.000%	2/15/25		1,000	1,083
1	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.550%	2.207%	8/15/19		27,600	27,601
	Keller TX Independent School District GO	5.000%	8/15/22		3,020	3,344
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21		800	853
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22		1,000	1,093
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23		255	285
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24		340	388
	Klein TX Independent School District GO	5.000%	8/1/21		8,550	9,188
	Klein TX Independent School District GO	5.000%	8/1/22		5,000	5,525
	Klein TX Independent School District GO	5.000%	8/1/26		1,215	1,373
	Lake Travis TX Independent School District GO	5.000%	2/15/24		400	461
	Lake Travis TX Independent School District GO	5.000%	2/15/25		1,535	1,814
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22	(Prere.)	505	518
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22		5,095	5,188
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/21		2,340	2,479
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/22		2,530	2,759

Limited-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	2,000	2,351
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,459
	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20	16,500	16,523
	Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,613
	Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,179
	Leander TX Independent School District GO	0.000%	8/16/22	9,615	9,049
	Leander TX Independent School District GO	5.000%	8/15/23	500	567
	Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,828
	Leander TX Independent School District GO	5.000%	8/15/24	850	987
	Leander TX Independent School District GO	5.000%	8/15/27	5,320	6,432
	Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	2,882
	Lewisville TX Independent School District GO	5.000%	8/15/26	1,605	1,953
	Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,540
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	1,380	1,427
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	875	960
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,485	1,673
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	6,025	6,601
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,045	3,410
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/20	1,000	1,034
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/21	1,265	1,349
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22	2,075	2,276
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22	7,645	8,146
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22	6,155	6,751
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23	2,355	2,654
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	1,020	1,178
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	3,095	3,574
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24	4,220	4,873
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	1,135	1,340
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	4,200	4,828
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25	5,000	5,902
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26	5,000	5,740
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26	4,000	4,812
3	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	2.420%	5/7/19	7,970	7,970
	Lubbock TX GO	5.000%	2/15/21	1,755	1,858
	Lubbock TX GO	5.000%	2/15/21	880	932
	Lubbock TX GO	5.000%	2/15/22	645	704
	Lubbock TX GO	5.000%	2/15/22	1,610	1,757
	Lubbock TX GO	5.000%	2/15/23	720	807
	Lubbock TX GO	5.000%	2/15/23	1,780	1,995
	Magnolia TX Independent School District GO	5.000%	8/15/23	510	579
	Mansfield TX Independent School District GO	4.000%	2/15/24	2,540	2,806
	Mansfield TX Independent School District GO	4.000%	2/15/25	4,910	5,512
	Mansfield TX Independent School District GO	5.000%	2/15/25	1,665	1,909
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21	4,125	4,177
	Marble Falls TX Independent School District GO	5.000%	8/15/25	2,105	2,509
	Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,446
	McAllen TX Independent School District GO	4.000%	2/15/25	3,330	3,602
	McAllen TX Independent School District GO	4.000%	2/15/26	3,010	3,252
	McAllen TX Independent School District GO	4.000%	2/15/27	4,440	4,789
	McAllen TX Independent School District GO	4.000%	2/15/28	2,885	3,108
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20	5,500	5,544
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Allied Waste Inc. Project) PUT	1.750%	7/1/19	3,250	3,250
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/23	250	277
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/24	500	564
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/25	750	861

Limited-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	Montgomery TX Independent School District GO	5.000%	2/15/25	1,950	2,292
	New Caney TX Independent School District GO PUT	3.000%	8/15/21	8,275	8,473
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/24	2,750	3,187
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/25	2,535	3,002
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/20	350	358
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/22	690	741
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/23	775	845
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/24	625	687
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/20	180	182
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/21	310	318
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/22	215	223
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/23	2,665	2,429
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/24	2,000	1,823
	Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,107
	Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,132
	North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	1,918
	North East TX Independent School District GO	5.000%	2/1/22	6,985	7,615
	North East TX Independent School District GO PUT	1.420%	8/1/21	7,090	6,987
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,500	5,588
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,180
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	755	827
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	983
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,430
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,090	1,218
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,200	1,368
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/23	785	888
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/25	1,450	1,711
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	715
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,045	5,156
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,050	4,139
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,054
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,035	4,254
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,725	3,927
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,405	12,023
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,675	1,819
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,510	2,727
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,230	6,768
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,015	11,967
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,115
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,765	3,087
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,775	3,095
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,750	7,536
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	5,063
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,630	4,032
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,150	1,315
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,504
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,220	4,676
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,135	1,312
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	3,445	3,927
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,280
1	North Texas Tollway Authority System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.670%	2.970%	1/1/20	42,940	42,923
	Northside Independent School District Texas GO	5.000%	8/15/24	770	898
	Northside Independent School District Texas GO	5.000%	8/15/25	1,155	1,378
	Northside Independent School District Texas GO PUT	2.750%	8/1/23	15,840	16,374
	Northside Independent School District Texas GO	5.000%	8/15/23	1,015	1,154
	Northside Independent School District Texas GO	5.000%	8/15/24	2,025	2,360
	Northside Independent School District Texas GO	5.000%	8/15/25	1,280	1,527
	Northside Independent School District Texas GO	4.000%	8/15/26	3,000	3,444

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Northside Independent School District Texas GO PUT	1.450%	6/1/20		15,200	15,137
	Northside Independent School District Texas GO PUT	2.125%	8/1/20		7,325	7,331
	Northside Independent School District Texas GO PUT	1.750%	6/1/22		13,100	13,019
	Northside Independent School District Texas GO	5.000%	2/15/25		3,520	4,040
	Northside Independent School District Texas GO	5.000%	8/15/24		750	874
	Northside Independent School District Texas GO	5.000%	8/15/25		1,000	1,193
	Northside Independent School District Texas GO PUT	2.000%	6/1/21		500	501
	Odessa TX Junior College District GO	5.000%	8/15/23		500	564
	Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/19		1,735	1,767
	Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/21		1,000	1,073
	Pearland TX GO	4.000%	3/1/20		330	336
	Pearland TX GO	5.000%	3/1/21		815	864
	Pearland TX GO	5.000%	3/1/22		720	785
	Pearland TX GO	5.000%	3/1/23		440	492
	Pearland TX GO	5.000%	3/1/24		830	952
	Pearland TX GO	5.000%	3/1/25		685	804
	Pearland TX GO	5.000%	3/1/26		590	706
	Pearland TX Independent School District GO	5.000%	2/15/24		835	959
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/19		220	222
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20		365	381
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21		240	258
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22		160	176
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23		370	418
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24		690	798
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25		1,010	1,192
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26		1,015	1,220
	Pflugerville TX Independent School District GO	5.000%	2/15/24		1,000	1,150
	Pflugerville TX Independent School District GO	5.000%	2/15/25		1,750	2,059
	Pflugerville TX Independent School District GO	5.000%	2/15/26		1,500	1,805
	Pflugerville TX Independent School District GO PUT	2.500%	8/15/23		4,000	4,098
	Plano TX Independent School District GO	5.000%	2/15/25		5,000	5,886
	Plano TX Independent School District GO	4.000%	2/15/26		1,860	1,977
	Port Arthur TX Independent School District GO	5.000%	2/15/26		2,180	2,553
	Port Authority of Houston TX GO	5.000%	10/1/20		3,110	3,254
	Port Authority of Houston TX GO	5.000%	10/1/21		8,900	9,603
	Port Authority of Houston TX GO	5.000%	10/1/22		2,725	3,025
	Prosper TX Independent School District GO	5.000%	2/15/21		1,190	1,260
	Prosper TX Independent School District GO	5.000%	2/15/23		400	448
	Richardson TX Independent School District GO	5.000%	2/15/22		2,515	2,745
	Richardson TX Independent School District GO	5.000%	2/15/23		3,025	3,394
	Rockwall TX GO	5.000%	8/1/21		800	858
	Rockwall TX GO	5.000%	8/1/22		2,780	3,066
	Rockwall TX GO	5.000%	8/1/23		1,635	1,850
	Rockwall TX Independent School District GO	5.000%	2/15/25		1,500	1,764
	Round Rock TX Independent School District GO	1.500%	8/1/19		2,260	2,240
	Round Rock TX Independent School District GO	5.000%	8/1/21		3,095	3,325
	Round Rock TX Independent School District GO	5.000%	8/1/22		1,000	1,106
	Round Rock TX Independent School District GO	5.000%	8/1/23		3,700	4,192
	Round Rock TX Independent School District GO	5.000%	8/1/23		2,000	2,271
	Round Rock TX Independent School District GO	5.000%	8/1/24		4,045	4,695
	Round Rock TX Independent School District GO	5.000%	8/1/25		2,845	3,377
	Round Rock TX Independent School District GO	5.000%	8/1/25		1,000	1,191
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		5,120	5,462
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		335	367
	Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19		1,000	1,012
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	(ETM)	5,450	5,767
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	(ETM)	4,000	4,361
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20		20,000	20,347
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21		12,625	12,629
	San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22		12,500	12,801
	San Antonio TX GO	5.000%	2/1/21		3,550	3,756
	San Antonio TX GO	5.000%	2/1/22		3,000	3,270
	San Antonio TX GO	4.000%	2/1/27		1,250	1,336
	San Antonio TX GO	4.000%	2/1/28		9,000	9,599
	San Antonio TX Independent School District GO	5.000%	2/15/26		9,480	11,144
3	San Antonio TX Public Facilities Corp. Lease Revenue (Convention Center Expansion Project) TOB VRDO	2.330%	5/7/19		10,705	10,705
	San Antonio TX Water Revenue	5.000%	5/15/19		2,250	2,253
	San Antonio TX Water Revenue	5.000%	5/15/20		1,600	1,656

Limited-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,067
	San Antonio TX Water Revenue	5.000%	5/15/24	600	694
	San Antonio TX Water Revenue	5.000%	5/15/25	650	769
	San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,031
	San Antonio TX Water Revenue PUT	2.000%	11/1/22	12,250	12,272
	San Antonio TX Water Revenue PUT	2.625%	5/1/24	5,000	5,155
	San Jacinto TX Community College District GO	5.000%	2/15/24	500	574
	San Jacinto TX Community College District GO	5.000%	2/15/25	1,000	1,172
	San Jacinto TX Community College District GO	5.000%	2/15/26	1,000	1,195
	Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,288
	Sheldon TX Independent School District	5.000%	2/15/25	3,015	3,546
	Sherman TX Independent School District GO	3.000%	8/1/20	1,530	1,552
	Socorro TX Independent School District GO	5.000%	8/15/23	1,255	1,425
	Socorro TX Independent School District GO	5.000%	8/15/24	1,495	1,739
	Socorro TX Independent School District GO	5.000%	8/15/25	600	713
	Southside Independent School District Texas GO	5.000%	8/15/23	300	340
	Southside Independent School District Texas GO	5.000%	8/15/24	250	290
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	3,000	3,139
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	3,900	4,323
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/23	700	796
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/24	500	582
	Southwest TX Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	5,000	5,944
	Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,451
	Spring TX Independent School District GO	5.000%	8/15/26	1,300	1,542
	Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,340	1,522
	Sugar Land TX GO	3.000%	2/15/21	400	410
	Sugar Land TX GO	5.000%	2/15/22	250	273
	Sugar Land TX GO	5.000%	2/15/23	370	414
	Sugar Land TX GO	5.000%	2/15/24	500	574
	Sugar Land TX GO	5.000%	2/15/25	500	587
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Hendrick Medical Center)	5.000%	9/1/21	1,200	1,284
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,256
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/20	1,865	1,953
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,583
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,583
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	3.875%	11/15/22	2,750	2,751
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21	1,105	1,179
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22	875	958
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23	750	842
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24	1,950	2,238
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25	1,370	1,606
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26	3,500	4,168
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,061
	Texas A&M University Revenue	5.000%	5/15/24	4,730	5,480
2	Texas Affordable Housing Corp. Single Family Mortgage Revenue (Heroes Home Loan Program)	4.250%	3/1/49	5,000	5,426
	Texas GO	5.000%	10/1/19	8,000	8,112
	Texas GO	5.000%	10/1/20	10,000	10,470
	Texas GO	5.000%	4/1/21	3,490	3,712
	Texas GO	5.000%	10/1/21	19,025	20,542
	Texas GO	5.000%	10/1/21	5,950	6,425
	Texas GO	5.000%	4/1/23	11,995	13,137
	Texas GO	5.000%	4/1/24	525	606
	Texas GO	5.000%	8/1/24	1,000	1,074
	Texas GO	5.000%	8/1/25	950	1,020
	Texas GO	5.000%	8/1/25	2,825	3,285
	Texas GO	5.000%	8/1/25	2,510	2,988
	Texas GO	5.000%	10/1/26	3,535	4,115
	Texas GO	5.000%	10/1/26	10,060	11,563
	Texas GO VRDO	2.380%	5/7/19	117,690	117,690
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,089
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	6,631

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		6,000	6,267
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		11,450	12,039
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		2,125	2,268
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		2,820	3,073
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		3,515	3,975
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		805	930
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,150	2,533
	Texas Municipal Power Agency Revenue	5.000%	9/1/22		500	522
	Texas Municipal Power Agency Revenue	5.000%	9/1/23		810	846
	Texas Municipal Power Agency Revenue	5.000%	9/1/24		420	438
	Texas Municipal Power Agency Revenue	5.000%	9/1/25		450	470
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		150	160
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		14,965	15,815
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20		1,000	1,051
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21		1,250	1,349
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22		725	803
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23		1,720	1,950
	Texas Revenue	4.000%	8/29/19		357,765	360,352
	Texas State University System Financing System Revenue	5.000%	3/15/21		2,275	2,415
	Texas State University System Financing System Revenue	5.000%	3/15/22		1,990	2,177
	Texas State University System Financing System Revenue	5.000%	3/15/23		2,310	2,598
	Texas State University System Financing System Revenue	5.000%	3/15/24		1,940	2,241
	Texas State University System Financing System Revenue	5.000%	3/15/26		5,800	6,796
	Texas Tech University System Financing System Revenue	5.000%	8/15/19		3,040	3,069
	Texas Tech University System Financing System Revenue	5.000%	8/15/20		5,000	5,213
	Texas Transportation Commission GO	5.000%	10/1/21		15,000	16,196
	Texas Transportation Commission GO	5.000%	10/1/22		17,035	18,912
	Texas Transportation Commission GO	5.000%	10/1/24		9,360	10,939
	Texas Transportation Commission GO	5.000%	4/1/25		4,065	4,803
1	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	10/1/21		84,275	84,055
	Texas Transportation Commission Revenue	5.000%	10/1/21		37,040	39,985
	Texas Transportation Commission Revenue	5.000%	10/1/23		4,420	5,043
	Texas Transportation Commission Revenue	5.000%	10/1/24		5,025	5,876
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20		19,525	20,062
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(ETM)	1,920	1,809
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	8,365	7,822
	Texas Water Development Board Revenue	5.000%	4/15/22		4,810	5,274
	Texas Water Development Board Revenue	5.000%	8/1/22		4,100	4,533
	Texas Water Development Board Revenue	5.000%	10/15/22		3,480	3,870
	Texas Water Development Board Revenue	5.000%	8/1/23		3,900	4,429
	Texas Water Development Board Revenue	5.000%	4/15/24		2,530	2,924
	Texas Water Development Board Revenue	5.000%	4/15/24		3,230	3,733
	Texas Water Development Board Revenue	5.000%	8/1/24		4,065	4,732
	Texas Water Development Board Revenue	5.000%	10/15/24		2,815	3,293
	Texas Water Development Board Revenue	5.000%	10/15/24		2,050	2,398
	Texas Water Development Board Revenue	5.000%	4/15/25		3,000	3,549
	Texas Water Development Board Revenue	5.000%	4/15/25		4,485	5,306
	Texas Water Development Board Revenue	5.000%	8/1/25		5,950	7,087
	Texas Water Development Board Revenue	5.000%	10/15/25		2,735	3,273
3	Texas Water Development Board TOB VRDO	2.320%	5/7/19		10,190	10,190
3	Texas Water Development Board TOB VRDO	2.320%	5/7/19		34,815	34,815
	Tomball TX Independent School District GO	5.000%	2/15/25		5,000	5,887
	Tomball TX Independent School District GO PUT	1.100%	8/15/19		5,775	5,764
	Travis TX GO	5.000%	3/1/24		2,750	3,168
	Travis TX GO	5.000%	3/1/25		5,000	5,893
	Travis TX GO	5.000%	3/1/26		5,000	6,018
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23		1,080	1,226
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24		1,300	1,513
	Trinity River Authority of Texas Revenue (Tarrant County Water Project)	5.000%	2/1/23		2,375	2,655
	University of Houston Texas Revenue	5.000%	2/15/21		4,405	4,666
	University of Houston Texas Revenue	5.000%	2/15/23		6,880	7,714
	University of North Texas Revenue	5.000%	4/15/20	(ETM)	325	335
	University of North Texas Revenue	5.000%	4/15/20		2,180	2,250
	University of North Texas Revenue	5.000%	4/15/21		1,750	1,863
	University of North Texas Revenue	5.000%	4/15/22		1,020	1,117
	University of North Texas Revenue	5.000%	4/15/23		1,270	1,428
	University of North Texas Revenue	5.000%	4/15/24		2,250	2,598
	University of North Texas Revenue	5.000%	4/15/25		1,135	1,342
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21		4,175	4,477
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21		1,270	1,362
	University of Texas Permanent University Fund Revenue	5.000%	7/1/22		2,885	3,185

Limited-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of Texas Permanent University Fund Revenue	5.000%	7/1/22		1,520	1,678
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19		5,000	5,048
West Travis County TX Public Utility Agency Revenue	3.000%	8/15/21	(15)	200	205
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/22	(15)	275	303
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/23	(15)	950	1,071
					3,462,767
Utah (0.2%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23		1,275	1,454
Central UT Water Conservancy District Revenue	5.000%	10/1/24		1,000	1,170
Central UT Water Conservancy District Revenue	5.000%	10/1/25		1,065	1,274
Davis UT School District GO	4.000%	6/1/25		4,395	4,928
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19		2,360	2,373
Murray UT Hospital Revenue (IHC Health Services) VRDO	2.300%	5/1/19		14,715	14,715
University of Utah Revenue	5.000%	8/1/22		1,150	1,272
University of Utah Revenue	5.000%	8/1/23		625	710
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21		5,320	5,638
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/25		1,165	1,239
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/24		21,000	23,876
Utah GO	5.000%	7/1/25		5,490	6,469
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		585	626
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22		710	782
					66,526
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/21		360	389
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/22		650	721
Vermont Municipal Bond Bank Revenue	5.000%	10/1/23		1,000	1,143
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24		2,445	2,864
					5,117
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20		1,000	1,029
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21		2,000	2,097
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22		2,000	2,132
					5,258
Virginia (1.4%)
Arlington County VA GO	4.000%	8/1/25		7,780	8,561
Arlington County VA GO	4.000%	8/1/26		13,670	15,024
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20		2,500	2,618
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21		6,185	6,677
Fairfax County VA GO	3.000%	10/1/22		9,555	10,009
Fairfax County VA GO	5.000%	10/1/25		10,215	11,659
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	5.000%	5/15/19	(Prere.)	1,000	1,001
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23		14,500	16,291
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	2.320%	5/1/19		20,090	20,090
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20		10,000	10,021
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/22		730	800
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/24		500	572
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/25		1,000	1,166
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/21		440	450
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/22		530	548
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/23		825	859
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/24		1,015	1,062
Loudoun County VA Economic Development Authority Revenue (Roads & Public Facilities Project)	5.000%	12/1/25		1,000	1,201
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.750%	5/16/19		10,000	9,999
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/23		1,250	1,386
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/24		1,055	1,195

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/25		1,455	1,682
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/26		1,420	1,672
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21		2,800	2,886
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22		2,900	3,017
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23		3,070	3,216
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	4.000%	1/1/24		1,675	1,730
	Peninsula VA Town Center Community Development Authority Revenue	4.000%	9/1/23		225	230
	Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19		3,375	3,367
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	4.000%	1/1/21		930	949
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19		5,015	5,042
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20		1,460	1,516
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group) VRDO	2.340%	5/7/19		50,000	50,000
	University of Virginia Revenue	5.000%	6/1/20		500	518
	University of Virginia Revenue	5.000%	6/1/21		2,660	2,848
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/20		140	146
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/21		250	267
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/23		400	448
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/25		750	871
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24		11,670	13,440
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		10,500	12,659
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19		425	427
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20		275	282
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,140	1,189
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,000	1,043
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		970	1,027
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		1,000	1,058
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/21		18,585	20,039
	Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20		3,130	3,274
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19		8,525	8,535
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19		1,605	1,625
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22		4,000	4,377
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,000	1,100
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22		3,865	4,291
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23		2,685	3,022
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		2,510	2,838
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23		1,800	2,053
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		5,000	5,800
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,090	4,864
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		7,550	9,181
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	(Prere.)	11,350	11,447
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19		4,965	5,007
	Virginia Public Building Authority Revenue	5.000%	8/1/24		6,280	7,317
	Virginia Public School Authority Revenue	5.000%	8/1/19		16,220	16,356
	Virginia Public School Authority Revenue	5.000%	8/1/20		20,425	21,281
	Virginia Public School Authority Revenue	5.000%	8/1/23		3,000	3,317
	Virginia Public School Authority Revenue	4.000%	8/1/25		5,000	5,562
	Virginia Public School Authority Revenue	5.000%	8/1/27		1,440	1,707
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19		3,500	3,550
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20		8,000	7,990
	York County VA Economic Development Authority Pollution Control Revenue (VA Electric & Power Co. Project) PUT	1.875%	5/16/19		5,000	5,000
						392,252
Washington (2.3%)
1	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	2.600%	11/1/21		14,575	14,569
	Central Washington University System Revenue	5.000%	5/1/19		2,050	2,050
	Central Washington University System Revenue	5.000%	5/1/20		2,150	2,220
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		1,170	1,216

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Energy Northwest Washington Electric Revenue (Project No. 1)	4.000%	7/1/24		4,500	5,008
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		3,200	3,721
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		11,075	12,877
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25		11,310	13,446
1	Everett WA GO PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.700%	12/1/19		2,860	2,860
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/23		525	585
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/24		255	290
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/25		235	274
	King County WA Sewer Revenue	5.000%	1/1/26		6,720	7,489
	King County WA (Public Hospital District) GO	5.000%	12/1/19		2,500	2,548
	King County WA (Public Hospital District) GO	5.000%	12/1/20		2,500	2,633
	King County WA GO	5.000%	1/1/25		1,800	1,983
	King County WA GO	5.000%	12/1/25		1,575	1,796
	King County WA School District No. 216 GO	4.000%	12/1/19		1,360	1,379
	King County WA School District No. 216 GO	5.000%	12/1/20		2,085	2,194
	King County WA School District No. 216 GO	5.000%	12/1/21		2,265	2,458
	King County WA School District No. 411 GO	5.000%	12/1/26		1,575	1,749
	King County WA School District No. 414 GO	5.000%	12/1/22		180	201
	King County WA School District No. 414 GO	5.000%	12/1/23		400	458
	King County WA School District No. 414 GO	5.000%	12/1/24		385	452
	King County WA School District No. 414 GO	5.000%	12/1/25		520	624
	King County WA Sewer Revenue	5.250%	1/1/21	(Prere.)	6,240	6,611
	King County WA Sewer Revenue	5.000%	7/1/22		5,330	5,883
	King County WA Sewer Revenue	5.000%	1/1/26		3,990	4,389
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,160
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,321
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20		510	529
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21		575	609
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22		355	396
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23		270	309
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24		335	392
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20		1,000	1,048
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21		1,050	1,133
	Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		16,685	17,874
	Pierce County WA School District No. 402 GO	4.000%	12/1/22		1,000	1,082
	Pierce County WA School District No. 402 GO	5.000%	12/1/23		800	917
	Pierce County WA School District No. 402 GO	5.000%	12/1/24		500	588
	Pierce County WA School District No. 402 GO	5.000%	12/1/25		1,000	1,202
	Port of Seattle WA Revenue	5.000%	3/1/22		1,470	1,602
	Port of Seattle WA Revenue	5.000%	8/1/23		2,315	2,546
	Seattle WA GO	5.000%	5/1/19		8,385	8,385
	Seattle WA GO	5.000%	6/1/22		15,755	17,362
	Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25		5,000	5,922
	Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25		2,850	3,401
1	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	2.590%	11/1/21		24,785	24,715
	Seattle WA Water System Revenue	5.000%	5/1/23		4,865	5,495
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/20		1,705	1,752
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/22		1,340	1,421
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/23		1,915	2,052
	Snohomish County WA GO	4.000%	12/1/25		3,220	3,503
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20		1,000	1,053
	Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22		700	782
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/24		1,000	1,176
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/25		1,000	1,201
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22		750	811
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23		715	790
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24		1,550	1,709
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		9,060	9,082
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19		10,000	10,055
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		41,360	42,984
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		41,175	44,135
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25		1,100	1,265
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26		9,015	10,193
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/19		850	852
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20		9,210	9,614
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		3,540	3,920
	Washington GO	0.000%	7/1/19	(14)(ETM)	4,155	4,144
	Washington GO	5.000%	7/1/19		19,770	19,880
	Washington GO	5.000%	7/1/19		14,580	14,661
	Washington GO	5.000%	7/1/20		9,245	9,608

Limited-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	Washington GO	5.000%	8/1/20	10,025	10,445
	Washington GO	5.000%	7/1/21	11,000	11,433
	Washington GO	5.000%	8/1/23	5,000	5,682
	Washington GO	5.000%	2/1/24	1,575	1,813
	Washington GO	5.000%	7/1/24	4,430	4,881
	Washington GO	5.000%	7/1/24	10,000	11,017
	Washington GO	5.000%	8/1/24	13,675	15,940
	Washington GO	5.000%	7/1/25	12,500	13,739
	Washington GO	5.000%	8/1/25	5,100	6,088
	Washington GO	5.000%	8/1/25	360	430
	Washington GO	4.000%	7/1/26	28,260	30,205
	Washington GO	4.000%	7/1/27	15,000	16,012
	Washington GO	4.000%	7/1/29	10,000	10,795
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/20	875	903
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,058
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,133
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	856
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,009
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,029
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,437
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,051
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23	725	821
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24	1,365	1,582
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25	670	793
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,010	1,059
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,020	1,101
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,014
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,830	2,025
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,317
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,135
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	832
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	799
	Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/25	2,210	2,521
	Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/20	480	487
	Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/21	1,000	1,037
	Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/22	540	571
	Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/24	605	661
	Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21	3,125	3,144
	Washington State University General Revenue	5.000%	4/1/21	1,465	1,558
	Washington State University General Revenue	5.000%	4/1/22	1,450	1,586
					624,593
West Virginia (0.3%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23	5,105	5,789
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24	6,575	7,632
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,111
	West Virginia Economic Development Authority Pollution Control Revenue (American Electric Power Co. Inc.)	3.250%	5/1/19	10,000	10,000
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,000	5,076
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22	5,125	5,203
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24	10,000	10,125
	West Virginia GO	5.000%	6/1/22	11,010	12,126
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/23	700	787
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/24	1,010	1,163
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/25	1,150	1,353
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/24	1,900	2,138
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/26	1,370	1,601
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,523
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,721
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,918
1	West Virginia University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	2.830%	10/1/19	4,500	4,500
	West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	805
					80,571

Limited-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Wisconsin (1.0%)
	Milwaukee WI GO	5.000%	4/1/22		3,715	4,065
	Milwaukee WI GO	4.000%	3/15/25		3,000	3,363
	Milwaukee WI Sewerage System Revenue	5.000%	6/1/21		3,440	3,674
	University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20		660	680
	University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26		2,410	2,689
	Verona WI Area School District GO	5.000%	4/1/25		3,315	3,912
	Wauwatosa WI School District GO	5.000%	3/1/25		5,550	6,551
	West De Pere WI School District GO	5.000%	4/1/26		3,160	3,803
	Wisconsin Clean Water Revenue	5.000%	6/1/22	(ETM)	5,500	6,053
	Wisconsin GO	5.000%	5/1/19	(ETM)	2,285	2,285
	Wisconsin GO	5.000%	5/1/19		2,715	2,715
	Wisconsin GO	5.000%	5/1/19		5,000	5,000
	Wisconsin GO	5.000%	11/1/19		3,100	3,152
	Wisconsin GO	5.000%	11/1/20		7,400	7,772
	Wisconsin GO	5.000%	5/1/22	(Prere.)	135	148
	Wisconsin GO	5.000%	5/1/24		7,920	8,938
	Wisconsin GO	5.000%	5/1/24		8,910	9,776
	Wisconsin GO	5.000%	5/1/24		2,000	2,257
	Wisconsin GO	5.000%	5/1/25		18,615	20,978
	Wisconsin GO	5.000%	5/1/25		4,920	5,544
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health System Obligated Group)	5.000%	12/1/20		820	861
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	1,330	1,377
1	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.650%	7/28/21		1,000	996
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24		1,000	1,143
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26		1,000	1,184
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20		34,460	35,604
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	(ETM)	1,160	1,168
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	13,000	13,950
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/23		525	593
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/24		950	1,098
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/25		725	854
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22		1,000	1,090
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23		1,000	1,118
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24		1,050	1,202
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19		1,500	1,509
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19		1,500	1,526
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20		5,335	5,552
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20		2,275	2,385
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21		2,485	2,680
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21		630	678
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22		350	387
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23		325	367
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/20		1,840	1,885
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21		1,990	2,096
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22		2,100	2,273
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23		2,130	2,361
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21		1,470	1,586
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24		970	1,127
	Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20		3,750	3,751
	Wisconsin Housing & Economic Development Authority Revenue PUT	5.000%	6/1/23		20,000	21,912
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19		2,130	2,136
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20		4,685	4,847
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		4,830	5,120
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		2,070	2,194
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22		3,085	3,357

Limited-Term Tax-Exempt Fund

Maturity	Face Amount	Market Value•
Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,312
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,300	1,447
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	3,225	3,668
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	1,420	1,646
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development Project)	5.000%	3/1/20	900	924
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development Project)	5.000%	3/1/21	900	950
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development Project)	5.000%	3/1/22	1,375	1,492
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development Project)	5.000%	3/1/23	1,400	1,557
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	225	229
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/23	815	889
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/24	2,555	2,825
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/25	4,485	5,026
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/26	3,210	3,636
261,923
Wyoming (0.0%)
1	Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	2.620%	9/1/21	4,000	4,000
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22	(15)	350	377
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23	(15)	200	221
4,598
Total Tax-Exempt Municipal Bonds (Cost $26,904,858)	27,100,667

Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
7	Vanguard Municipal Cash Management Fund (Cost $422,500)	2.259%	4,224,737	422,516
Total Investments (99.7%) (Cost $27,327,358)	27,523,183

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	1,360
Receivables for Investment Securities Sold	157,993
Receivables for Accrued Income	299,184
Receivables for Capital Shares Issued	90,255
Variation Margin Receivable—Futures Contracts	908
Other Assets	1,005
Total Other Assets	550,705
Liabilities
Payables for Investment Securities Purchased	(370,543)
Payables for Capital Shares Redeemed	(86,775)
Payables for Distributions	(10,964)
Payables to Vanguard	(10,099)
Variation Margin Payable—Futures Contracts	(1,393)
Total Liabilities	(479,774)
Net Assets (100%)	27,594,114

Limited-Term Tax-Exempt Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	27,521,721
Total Distributable Earnings (Loss)	72,393
Net Assets	27,594,114

Investor Shares–Net Assets
Applicable to 124,922,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,369,852
Net Asset Value Per Share–Investor Shares	$10.97

Admiral Shares–Net Assets
Applicable to 2,391,495,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,224,262
Net Asset Value Per Share—Admiral Shares	$10.97

•    See Note A in Notes to Financial Statements.

1   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

3   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $1,018,351,000, representing 3.7% of net assets.

4   Securities with a value of $6,090,000 have been segregated as initial margin for open futures contracts.

5   Step bond.

6   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	8,211	1,749,007	3,822
Ultra 10-Year U.S. Treasury Note	June 2019	251	33,077	79
				3,901

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(2,455)	(303,614)	(1,568)
5-Year U.S. Treasury Note	June 2019	(5,232)	(605,032)	(3,732)
				(5,300)
				(1,399)

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1]	279,148
Total Income	279,148
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,956
Management and Administrative—Investor Shares	938
Management and Administrative—Admiral Shares	8,408
Marketing and Distribution—Investor Shares	112
Marketing and Distribution—Admiral Shares	828
Custodian Fees	43
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	126
Trustees’ Fees and Expenses	5
Total Expenses	12,443
Net Investment Income	266,705
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,615)
Futures Contracts	(4,822)
Realized Net Gain (Loss)	(12,437)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	479,783
Futures Contracts	(111)
Change in Unrealized Appreciation (Depreciation)	479,672
Net Increase (Decrease) in Net Assets Resulting from Operations	733,940

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,189,000, ($3,000), and $11,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	266,705	468,577
Realized Net Gain (Loss)	(12,437)	(57,076)
Change in Unrealized Appreciation (Depreciation)	479,672	(401,046)
Net Increase (Decrease) in Net Assets Resulting from Operations	733,940	10,455
Distributions
Net Investment Income
Investor Shares	(13,511)	(28,287)
Admiral Shares	(253,231)	(439,887)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(266,742)	(468,174)
Capital Share Transactions
Investor Shares	(108,099)	(278,191)
Admiral Shares	1,132,892	1,804,732
Net Increase (Decrease) from Capital Share Transactions	1,024,793	1,526,541
Total Increase (Decrease)	1,491,991	1,068,822
Net Assets
Beginning of Period	26,102,123	25,033,301
End of Period	27,594,114	26,102,123

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.77	$10.97	$11.02	$11.04	$11.08	$11.06
Investment Operations
Net Investment Income	.105[1]	.191[1]	.166[1]	.164	.166	.178
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.200)	(.050)	(.020)	(.040)	.020
Total from Investment Operations	.305	(.009)	.116	.144	.126	.198
Distributions
Dividends from Net Investment Income	(.105)	(.191)	(.166)	(.164)	(.166)	(.178)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.105)	(.191)	(.166)	(.164)	(.166)	(.178)
Net Asset Value, End of Period	$10.97	$10.77	$10.97	$11.02	$11.04	$11.08

Total Return[2]	2.84%	-0.08%	1.07%	1.31%	1.15%	1.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,370	$1,453	$1,761	$1,998	$2,040	$2,241
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.76%	1.52%	1.48%	1.51%	1.61%
Portfolio Turnover Rate	17%	28%	19%	13%	16%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.77	$10.97	$11.02	$11.04	$11.08	$11.06
Investment Operations
Net Investment Income	.109[1]	.200[1]	.177[1]	.175	.175	.187
Net Realized and Unrealized Gain (Loss) on Investments	.200	(.200)	(.050)	(.020)	(.040)	.020
Total from Investment Operations	.309	—	.127	.155	.135	.207
Distributions
Dividends from Net Investment Income	(.109)	(.200)	(.177)	(.175)	(.175)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.109)	(.200)	(.177)	(.175)	(.175)	(.187)
Net Asset Value, End of Period	$10.97	$10.77	$10.97	$11.02	$11.04	$11.08

Total Return[2]	2.88%	0.00%	1.17%	1.41%	1.23%	1.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,224	$24,649	$23,273	$21,959	$19,035	$17,621
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.84%	1.62%	1.58%	1.59%	1.69%
Portfolio Turnover Rate	17%	28%	19%	13%	16%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015—2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $1,360,000, representing 0.01% of the fund’s net assets and 0.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	27,100,667	—
Temporary Cash Investments	422,516	—	—
Futures Contracts—Assets[1]	908	—	—
Futures Contracts—Liabilities[1]	(1,393)	—	—
Total	422,031	27,100,667	—

1 Represents variation margin on the last day of the reporting period.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	27,327,358
Gross Unrealized Appreciation	233,770
Gross Unrealized Depreciation	(39,457)
Net Unrealized Appreciation (Depreciation)	194,313

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $27,082,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $83,763,000 that may be carried forward indefinitely but must be used before any expiring loss

Limited-Term Tax-Exempt Fund

carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended April 30, 2019, the fund purchased $2,808,096,000 of investment securities and sold $2,002,121,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2019, such purchases and sales were $676,983,000 and $990,727,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	228,286	20,973	454,635	41,884
Issued in Lieu of Cash Distributions	11,339	1,039	22,623	2,088
Redeemed	(347,724)	(31,951)	(755,449)	(69,619)
Net Increase (Decrease)—Investor Shares	(108,099)	(9,939)	(278,191)	(25,647)
Admiral Shares
Issued	5,630,927	517,265	9,573,303	882,384
Issued in Lieu of Cash Distributions	191,515	17,552	326,894	30,172
Redeemed	(4,689,550)	(431,341)	(8,095,465)	(746,339)
Net Increase (Decrease)—Admiral Shares	1,132,892	103,476	1,804,732	166,217

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Largest Area Concentrations

As of April 30, 2019

New York	15.4%
California	10.1
Texas	9.5
Illinois	6.1
Florida	4.9
Pennsylvania	4.9
Maryland	3.5
Washington	3.0
Michigan	2.9
New Jersey	2.9
Top Ten	63.2%

The table shows the percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,000	1,032
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21		3,000	3,181
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33		7,500	7,955
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29		3,170	3,890
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		7,950	9,146
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		10,030	10,936
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		3,695	3,733
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24		2,520	2,546
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30		6,905	7,489
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31		7,245	7,853
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32		7,000	7,582
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19		1,820	1,820
	Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21		4,895	5,218
	Auburn University Alabama General Fee Revenue	5.000%	6/1/31		3,000	3,260
	Baldwin County AL Board of Education Revenue	5.000%	6/1/26		1,520	1,762
	Baldwin County AL Board of Education Revenue	5.000%	6/1/27		1,750	2,022
	Baldwin County AL Board of Education Revenue	5.000%	6/1/28		2,750	3,171
	Baldwin County AL Board of Education Revenue	5.000%	6/1/29		3,000	3,456
	Baldwin County AL Board of Education Revenue	5.000%	6/1/30		6,335	7,288
	Baldwin County AL Board of Education Revenue	5.000%	6/1/32		2,005	2,295
	Birmingham AL GO	5.000%	3/1/32		5,000	5,494
	Birmingham AL Special Care Facilities Financing Authority Revenue (Children’s Hospital of Alabama)	5.000%	6/1/29		2,195	2,535
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26		1,795	2,144
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		1,100	1,343
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		3,945	4,815
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/28		1,230	1,526
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33		4,000	4,714
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35		5,000	5,852
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/32		1,150	1,365
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/33		1,500	1,774
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/34		1,825	2,151
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/35		2,155	2,532
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		36,515	38,976
1	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	2.576%	12/1/23		16,500	16,187
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		78,110	81,351
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		8,680	9,218
	Hoover AL GO	4.000%	7/1/30		2,485	2,773
	Huntsville AL Electric System Revenue	5.000%	12/1/26		610	749
	Huntsville AL Electric System Revenue	5.000%	12/1/26		300	368
	Huntsville AL Electric System Revenue	5.000%	12/1/27		400	494
	Huntsville AL Electric System Revenue	5.000%	12/1/27		275	340
	Huntsville AL Electric System Revenue	5.000%	12/1/28		500	614
	Huntsville AL Electric System Revenue	5.000%	12/1/28		395	485
	Huntsville AL Electric System Revenue	5.000%	12/1/29		1,000	1,221
	Huntsville AL Electric System Revenue	5.000%	12/1/29		500	611
	Huntsville AL Electric System Revenue	5.000%	12/1/31		365	439
	Huntsville AL Electric System Revenue	5.000%	12/1/32		1,010	1,208
	Huntsville AL Electric System Revenue	5.000%	12/1/33		1,000	1,191
	Huntsville AL Electric System Revenue	5.000%	12/1/34		1,880	2,230
	Huntsville AL Electric System Revenue	5.000%	12/1/35		2,000	2,368
	Huntsville AL Electric System Revenue	5.000%	12/1/36		2,025	2,389
	Huntsville AL Electric System Revenue	5.000%	12/1/37		1,500	1,764
	Huntsville AL Electric System Revenue	5.000%	12/1/38		1,310	1,536
	Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,050	2,184
	Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,375	2,530
	Huntsville AL GO	5.000%	9/1/21	(Prere.)	2,245	2,416
	Huntsville AL GO	5.000%	5/1/24		2,410	2,792
	Huntsville AL GO	5.000%	5/1/25		2,535	3,009

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Huntsville AL GO	5.000%	3/1/26		295	317
Huntsville AL GO	5.000%	5/1/26		2,660	3,228
Huntsville AL GO	5.000%	5/1/33		575	610
Huntsville AL GO	5.000%	5/1/34		3,515	4,255
Huntsville AL GO	5.000%	5/1/35		3,690	4,455
Huntsville AL GO	5.000%	5/1/35		3,000	3,622
Huntsville AL GO	5.000%	5/1/36		3,875	4,664
Huntsville AL GO	5.000%	5/1/36		4,330	5,211
Huntsville AL GO	5.000%	5/1/37		4,070	4,881
Huntsville AL GO	5.000%	5/1/37		3,050	3,658
Huntsville AL GO	5.000%	5/1/38		2,210	2,644
Huntsville AL Water System Revenue	5.000%	11/1/25		1,500	1,779
Huntsville AL Water System Revenue	5.000%	11/1/27		1,580	1,863
Huntsville AL Water System Revenue	5.000%	11/1/28		1,525	1,792
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/1/20		2,845	2,914
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/3/20	(Prere.)	3,630	3,724
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.250%	2/3/20	(Prere.)	5,450	5,591
Jefferson County AL GO	5.000%	4/1/26		3,440	4,081
Jefferson County AL Revenue	5.000%	9/15/25		3,680	4,310
Jefferson County AL Revenue	5.000%	9/15/27		5,340	6,399
Jefferson County AL Revenue	5.000%	9/15/28		2,500	2,985
Jefferson County AL Revenue	5.000%	9/15/29		5,285	6,274
Jefferson County AL Revenue	5.000%	9/15/30		7,405	8,743
Jefferson County AL Revenue	5.000%	9/15/32		5,000	5,837
Jefferson County AL Revenue	5.000%	9/15/33		6,700	7,789
Jefferson County AL Revenue	5.000%	9/15/34		3,305	3,831
Jefferson County AL Revenue	4.000%	9/15/36		5,105	5,433
Jefferson County AL Revenue	4.000%	9/15/37		5,000	5,306
Jefferson County AL Sewer Revenue	5.000%	10/1/22		1,730	1,878
Jefferson County AL Sewer Revenue	5.000%	10/1/23		7,000	7,750
Jefferson County AL Sewer Revenue	0.000%	10/1/26	(4)	1,000	779
Jefferson County AL Sewer Revenue	0.000%	10/1/27	(4)	1,410	1,030
Jefferson County AL Sewer Revenue	0.000%	10/1/28	(4)	1,500	1,025
Mobile County AL Board of School Commissioners GO	5.000%	3/1/27		3,470	3,994
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29		3,575	4,087
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30		2,500	2,844
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31		3,000	3,392
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		250,000	267,652
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		25,595	27,643
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30		1,600	1,887
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34		1,020	1,189
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35		1,500	1,743
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36		2,000	2,317
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	2.250%	5/8/19	LOC	25,000	25,000
University of Alabama General Revenue	5.000%	7/1/21		10,530	11,280
University of South Alabama University Facilities Revenue	5.000%	11/1/24	(4)	1,675	1,923
University of South Alabama University Facilities Revenue	5.000%	11/1/25	(4)	1,700	1,989
University of South Alabama University Facilities Revenue	5.000%	11/1/27	(4)	2,035	2,431
University of South Alabama University Facilities Revenue	5.000%	11/1/28	(4)	2,170	2,581
University of South Alabama University Facilities Revenue	5.000%	11/1/29	(4)	1,110	1,313
University of South Alabama University Facilities Revenue	5.000%	11/1/33	(4)	5,110	5,948
					809,194
Alaska (0.2%)
Alaska GO	5.000%	8/1/24		5,000	5,581
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	2,600	2,857
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	4,505	4,951
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	1,690	1,857
Alaska Housing Finance Corp. Revenue	5.000%	12/1/25		475	519
Alaska Housing Finance Corp. Revenue	5.000%	12/1/26		825	899
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		310	336
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32		4,855	5,314
Anchorage AK Electric Utility Revenue	5.000%	12/1/26		2,350	2,718
Anchorage AK Electric Utility Revenue	5.000%	12/1/34		4,500	5,086
Anchorage AK GO	5.000%	9/1/26		6,590	7,840
Anchorage AK Wastewater Revenue	5.000%	5/1/30		1,555	1,887
Anchorage AK Wastewater Revenue	5.000%	5/1/31		2,000	2,405
Anchorage AK Water Revenue	5.000%	5/1/30		2,050	2,488

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Anchorage AK Water Revenue	5.000%	5/1/31		1,555	1,870
	Anchorage AK Water Revenue	5.000%	5/1/34		4,000	4,755
	Anchorage AK Water Revenue	5.000%	5/1/35		4,000	4,737
	Anchorage AK Water Revenue	5.000%	5/1/36		3,470	4,097
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		15,000	17,183
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32		5,000	5,709
	Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		1,670	1,670
	Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	2.310%	5/1/19		30,850	30,850
						115,609
Arizona (2.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	800	883
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	715	789
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/26		775	941
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27		315	346
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		785	967
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		285	313
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		710	813
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		725	842
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		750	857
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		875	1,014
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		750	855
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		700	810
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		750	853
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,250	1,496
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,000	1,155
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		750	851
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		1,280	1,529
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		600	692
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36		1,000	1,132
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,500	1,779
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19	(Prere.)	2,545	2,552
	Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28		3,510	4,139
	Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28		1,860	2,193
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/30		2,065	2,400
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31		1,000	1,087
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32		1,290	1,400
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32		1,100	1,272
	Arizona COP	5.000%	9/1/20		1,700	1,775
2	Arizona COP	5.000%	10/1/26		10,590	12,742
2	Arizona COP	5.000%	10/1/27		13,400	16,346
2	Arizona COP	5.000%	10/1/28		11,330	14,025
2	Arizona COP	5.000%	10/1/29		17,325	21,687
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		3,480	3,667
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22		3,100	3,344
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23		5,000	5,399
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27		6,500	7,037
1	Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT, SIFMA Municipal Swap Index Yield + 1.850%	4.150%	2/5/20		12,500	12,546
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23		1,000	1,134
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25		3,810	4,405
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/31		685	781
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/35		1,820	2,052
	Arizona Lottery Revenue	5.000%	7/1/22	(4)	18,000	18,399
	Arizona Lottery Revenue	5.000%	7/1/24	(4)	15,000	15,332
	Arizona Lottery Revenue	5.000%	7/1/25	(4)	15,000	15,332
	Arizona Lottery Revenue	5.000%	7/1/26	(4)	13,975	14,284
2	Arizona Lottery Revenue	5.000%	7/1/26		6,390	7,592
2	Arizona Lottery Revenue	5.000%	7/1/27		7,000	8,435
2	Arizona Lottery Revenue	5.000%	7/1/28		5,500	6,731
2	Arizona Lottery Revenue	5.000%	7/1/29		5,365	6,639
	Arizona School Facilities Board COP	5.000%	9/1/21		5,130	5,524
	Arizona State Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/38		1,810	2,003
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24		1,605	1,862
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34		2,900	3,402
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35		2,000	2,341
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		2,530	2,953
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		6,755	7,244
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		10,150	11,212
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		12,015	13,650
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		27,590	32,167
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	9,940	10,333

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		8,500	9,376
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	7,580	8,374
Arizona Transportation Board Highway Revenue	5.000%	7/1/23		4,225	4,658
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		6,390	7,450
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		6,000	6,977
Arizona Transportation Board Highway Revenue	5.000%	7/1/30		4,375	5,227
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		14,000	16,604
Arizona Transportation Board Highway Revenue	5.000%	7/1/33		5,035	5,956
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(ETM)	2,155	2,258
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20		1,345	1,409
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	(ETM)	1,450	1,568
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21		2,085	2,253
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		6,000	6,676
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	1,490	1,658
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27		12,000	14,034
Chandler AZ GO	4.000%	7/1/22		3,515	3,774
Chandler AZ GO	5.000%	7/1/23		3,400	3,857
Chandler AZ GO	5.000%	7/1/24		4,380	5,095
Gilbert AZ GO	5.000%	7/1/20		14,000	14,553
Gilbert AZ GO	5.000%	7/1/21		7,240	7,764
Gilbert AZ Water Resource Municipal Property Corp. Revenue	5.000%	7/1/27		2,555	3,101
Glendale AZ Excise Tax Revenue	5.000%	7/1/27		3,495	4,279
Glendale AZ Excise Tax Revenue	5.000%	7/1/29		2,500	3,029
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19		2,000	2,002
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20		1,500	1,550
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21		1,500	1,549
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22		3,500	3,615
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		3,805	3,929
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25		3,750	3,871
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26		2,890	2,982
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27		5,000	5,160
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		14,000	14,437
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,877
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,990	3,193
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,140	3,450
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30		8,745	10,181
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31		6,415	7,436
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19		1,455	1,463
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20		1,695	1,761
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30		1,775	1,961
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,500	1,649
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,400	1,539
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/28		350	397
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/38		600	657
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/27		8,050	9,767
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/28		15,225	18,757
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/32		12,020	13,098
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/32		9,045	10,712
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/34		7,455	8,778
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/32		1,000	1,181
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/34		1,000	1,173
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/35		1,000	1,169
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/36		2,140	2,490
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/37		2,510	2,903
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19	(Prere.)	6,220	6,255
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20		1,370	1,408
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/23	(Prere.)	690	790
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	480	554
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	375	433
Maricopa County AZ Unified School District GO	5.000%	7/1/22		8,450	9,321
Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/23		2,250	2,549
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/29		1,600	1,819
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/30		1,425	1,603
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/31		2,000	2,233
Mesa AZ Utility System Revenue	5.000%	7/1/19	(14)	10,000	10,056
Mesa AZ Utility System Revenue	5.000%	7/1/21	(14)	11,900	12,760

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Mesa AZ Utility System Revenue	4.000%	7/1/32		6,700	7,364
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	9,555	9,927
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	13,330	13,849
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30		3,895	4,712
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/31		12,520	14,990
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32		1,580	1,891
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		4,500	5,368
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		2,000	2,372
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		24,550	29,021
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		4,190	4,955
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		10,025	11,814
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		3,085	3,636
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		20,065	23,569
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/38		4,000	4,703
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		6,290	6,944
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		11,000	12,144
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28		6,440	7,367
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28		2,730	3,123
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/26		1,790	2,178
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27		2,035	2,516
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		16,000	17,584
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34		5,000	5,898
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20		3,010	3,128
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		11,060	12,210
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23		7,135	8,100
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24		7,835	9,118
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25		9,040	10,521
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		7,000	8,140
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27		2,565	2,977
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29		30,000	32,838
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31		9,530	11,351
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32		12,870	15,255
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33		11,415	13,502
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34		12,815	15,117
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35		10,000	11,768
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36		8,750	10,269
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37		8,700	10,180
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39		10,000	11,651
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/26		250	288
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/29		700	820
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/31		700	808
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/33		300	343
Pima County AZ Community College District Revenue	5.000%	7/1/32		650	786
Pima County AZ Community College District Revenue	5.000%	7/1/33		750	904
Pima County AZ Community College District Revenue	5.000%	7/1/34		1,245	1,496
Pima County AZ Community College District Revenue	5.000%	7/1/36		500	597
Pima County AZ GO	4.000%	7/1/21		6,000	6,302
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29		12,000	12,546
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22		3,010	3,313
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23		3,570	4,039
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26		3,590	4,036
Pima County AZ Sewer Revenue	5.000%	7/1/20		4,000	4,157
Pima County AZ Sewer Revenue	5.000%	7/1/21		4,400	4,713
Pima County AZ Sewer Revenue	5.000%	7/1/24		5,800	6,737
Pima County AZ Sewer Revenue	5.000%	7/1/25		5,165	6,137
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/22		2,010	2,233
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/23		1,135	1,298
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/25		1,000	1,171
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/26		10,690	12,910
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		5,000	6,128
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29		3,075	3,750
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/30		18,410	22,773
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32		6,615	8,094
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34		5,030	6,012

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34		23,970	27,749
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35		10,000	11,551
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		14,000	16,609
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19		25	25
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21		4,045	4,366
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22		4,335	4,790
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23		8,440	9,525
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		4,510	5,188
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25		19,125	22,401
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		2,790	3,321
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		270	330
Scottsdale AZ GO	5.000%	7/1/22		3,000	3,315
Scottsdale AZ GO	4.000%	7/1/24		3,055	3,408
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22		12,415	13,698
Tempe AZ GO	4.000%	7/1/25		5,765	6,533
Tucson AZ GO	5.000%	7/1/19	(Prere.)	1,000	1,006
Tucson AZ GO	5.000%	7/1/19	(Prere.)	1,000	1,006
Tucson AZ Water System Revenue	5.000%	7/1/23		3,500	3,966
Tucson AZ Water System Revenue	5.000%	7/1/28		1,765	2,181
Tucson AZ Water System Revenue	5.000%	7/1/29		1,750	2,147
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19	(Prere.)	1,500	1,511
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24		1,200	1,371
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25		1,250	1,429
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32		1,010	1,142
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32		1,500	1,716
					1,316,458
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		49,000	49,412
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		380	410
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		10,105	11,844
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32		3,000	3,476
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33		3,305	3,812
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34		2,815	3,234
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21	(Prere.)	480	485
Springdale AR Sales and Use Revenue	5.000%	4/1/26	(15)	2,620	3,009
Springdale AR Sales and Use Revenue	5.000%	4/1/27	(15)	1,500	1,716
Springdale AR Sales and Use Revenue	5.000%	4/1/28	(15)	1,025	1,171
Springdale AR Sales and Use Revenue	4.000%	4/1/30	(15)	2,670	2,858
Springdale AR Sales and Use Revenue	4.000%	4/1/31	(15)	2,860	3,043
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	18,550	20,663
Springdale AR School District No. 50 GO	4.000%	6/1/26		4,505	4,830
Springdale AR School District No. 50 GO	4.000%	6/1/27		3,500	3,745
Springdale AR School District No. 50 GO	4.000%	6/1/32		4,500	4,743
Springdale AR School District No. 50 GO	4.000%	6/1/33		5,500	5,790
University of Arkansas Revenue	5.000%	11/1/19		600	610
University of Arkansas Revenue	5.000%	11/1/20		855	898
University of Arkansas Revenue	5.000%	11/1/25		545	650
University of Arkansas Revenue	5.000%	11/1/26		600	732
University of Arkansas Revenue	5.000%	11/1/29		710	855
University of Arkansas Revenue	5.000%	11/1/31		810	963
University of Arkansas Revenue	5.000%	11/1/33		1,000	1,181
University of Arkansas Revenue	5.000%	11/1/34		1,000	1,179
University of Arkansas Revenue	5.000%	11/1/36		1,200	1,407
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22		2,000	2,227
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		1,280	1,458
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		1,815	1,957
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		2,020	2,326
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		1,075	1,158
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		2,205	2,530
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27		1,695	1,826
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28		3,210	3,654
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29		3,355	3,802
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30		2,555	2,884
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27		1,000	1,134
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28		3,000	3,398
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29		1,970	2,230
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30		2,000	2,259
					165,559
California (10.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27		1,375	1,501
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29		2,795	3,049

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		160	172
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		1,450	1,602
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	(4)	1,945	2,370
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/27	(4)	2,350	2,910
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	(4)	955	1,165
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/33	(4)	750	894
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/34	(4)	600	711
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		6,500	7,368
	Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27		3,000	3,479
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30		12,395	14,085
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	2,195	2,380
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		4,015	4,501
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/29		5,000	5,582
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		9,000	10,043
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		5,000	5,565
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		5,000	5,528
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,030	5,400
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,300	5,690
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		7,900	9,083
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,680	5,316
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		11,840	13,186
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,295	27,988
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		40,120	44,122
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		26,415	28,670
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		20,000	21,593
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20		28,860	28,874
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		15,625	15,655
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		7,200	7,243
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		64,500	64,837
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		19,850	20,698
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		54,000	56,444
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		33,875	35,651
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		12,970	14,587
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.600%	2.900%	4/1/20		18,625	18,647
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	3.000%	4/1/21		14,500	14,569
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/23		13,500	13,693
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	2.280%	5/7/19		13,330	13,330
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	2.250%	5/7/19	LOC	50	50
	Beverly Hills CA Unified School District GO	0.000%	8/1/28		5,000	4,047
	Beverly Hills CA Unified School District GO	0.000%	8/1/29		7,950	6,203
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	12,410	12,848
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	6,200	6,419
4	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		20,150	20,876
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	80	92
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	35	41
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	55	65
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		2,490	2,938
4	California Economic Recovery GO	5.250%	7/1/19	(Prere.)	18,220	18,334
	California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/37	(14)	6,340	3,390
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29		3,000	3,538
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32		1,595	1,859
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33		1,500	1,744
	California GO	5.000%	4/1/20		6,420	6,428
	California GO	5.000%	10/1/20		3,000	3,150

Intermediate-Term Tax-Exempt Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
	California GO	5.000%	11/1/20	68,080	71,657
	California GO	5.000%	3/1/22	26,540	29,042
	California GO	5.000%	8/1/22	19,000	21,046
	California GO	5.000%	8/1/22	4,880	5,405
	California GO	5.000%	9/1/22	4,900	5,441
	California GO	5.000%	9/1/22	5,620	6,240
	California GO	5.000%	9/1/22	17,000	18,876
	California GO	5.250%	10/1/22	15,000	15,235
	California GO	5.000%	12/1/22	11,000	12,301
	California GO	5.000%	9/1/23	9,770	11,140
	California GO	5.000%	11/1/23	9,700	11,109
	California GO	5.000%	12/1/23	34,000	39,022
	California GO	5.000%	3/1/24	30,065	34,712
	California GO	5.000%	4/1/24	6,000	6,942
	California GO	5.000%	5/1/24	35,000	40,581
	California GO	5.000%	10/1/24	38,000	44,518
	California GO	5.000%	10/1/24	10,500	12,301
	California GO	5.000%	3/1/25	15,065	17,819
	California GO	5.000%	10/1/25	20,000	22,496
	California GO	5.000%	10/1/25	34,000	40,761
	California GO	5.000%	11/1/25	33,000	38,740
	California GO	5.000%	4/1/26	48,005	58,193
	California GO	5.000%	10/1/26	31,195	35,050
	California GO	5.000%	4/1/27	52,120	64,409
	California GO	3.500%	8/1/27	21,000	23,452
	California GO	5.000%	10/1/27	11,250	12,622
	California GO	5.250%	10/1/27	26,440	28,685
	California GO	5.000%	11/1/27	17,380	19,807
	California GO	5.000%	2/1/28	12,500	13,958
	California GO	5.000%	11/1/28	9,175	10,448
	California GO	5.000%	11/1/28	7,770	9,685
	California GO	5.000%	12/1/28	3,575	4,078
	California GO	5.750%	4/1/29	2,395	2,399
	California GO	5.000%	9/1/29	5,600	6,781
	California GO	5.250%	9/1/29	10,460	11,956
	California GO	5.000%	10/1/29	27,000	27,372
	California GO	5.000%	10/1/29	10,000	11,603
	California GO	5.250%	3/1/30	29,500	30,382
	California GO	5.000%	4/1/30	15,000	19,292
	California GO	5.000%	5/1/30	30,000	34,418
	California GO	4.000%	8/1/30	12,400	13,836
	California GO	5.000%	8/1/30	15,000	18,034
	California GO	5.000%	9/1/30	4,500	4,836
	California GO	5.250%	9/1/30	25,480	29,032
	California GO	4.000%	8/1/31	27,000	29,903
	California GO	4.000%	9/1/31	7,660	8,490
	California GO	5.000%	10/1/31	24,000	27,658
	California GO	5.000%	11/1/31	10,000	12,230
	California GO	5.000%	2/1/32	50,640	56,153
	California GO	5.000%	4/1/32	26,035	32,550
	California GO	4.000%	8/1/32	8,000	8,822
	California GO	4.000%	9/1/32	5,000	5,518
	California GO	5.000%	9/1/32	6,500	7,761
	California GO	5.000%	10/1/32	11,000	12,654
	California GO	5.000%	2/1/33	60,000	66,429
	California GO	5.000%	4/1/33	12,000	14,938
	California GO	4.000%	8/1/33	26,000	28,556
	California GO	5.000%	8/1/33	14,000	16,677
	California GO	4.000%	9/1/33	26,050	28,649
	California GO	5.000%	10/1/33	6,000	6,891
	California GO	4.000%	8/1/34	4,980	5,448
	California GO	5.000%	9/1/34	1,655	1,967
	California GO	5.000%	10/1/34	10,000	11,478
	California GO	4.000%	9/1/35	10,000	10,918
	California GO	4.000%	9/1/35	7,900	8,625
	California GO PUT	4.000%	12/1/21	13,300	13,907
3	California GO TOB VRDO	2.260%	5/7/19	7,600	7,600
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,175
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,180	9,749
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,507
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,507

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27		3,845	4,232
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26		2,475	2,740
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27		17,185	21,868
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		42,940	46,684
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,095	5,671
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		41,525	46,256
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21		25,980	26,141
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29		15,000	15,102
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	13,082
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		1,510	1,675
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/33		5,000	6,062
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,500	4,730
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	10,000	10,558
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,750	2,169
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		2,750	3,381
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		2,050	2,505
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		2,280	2,773
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		2,250	2,722
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		4,000	4,839
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,400	4,089
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		2,000	2,366
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,645	6,648
1	California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT, SIFMA Municipal Swap Index Yield + 1.000%	3.300%	6/1/20		10,350	10,391
3	California Infrastructure & Economic Development Bank Revenue (University of California) TOB VRDO	2.280%	5/7/19		7,500	7,500
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29		1,000	1,194
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32		2,190	2,582
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35		1,755	2,053
	California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20	(Prere.)	8,525	8,918
	California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	3,000	3,150
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		7,420	8,139
	California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27		1,325	1,551
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27		5,000	5,603
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23		750	856
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24		900	1,053
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		10,000	10,846
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		7,000	7,644
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26		5,000	5,457
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27		3,145	3,505
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		13,000	14,072
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		8,000	8,643
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		4,250	4,729
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		10,705	11,551
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30		3,930	4,359
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31		5,000	5,531
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		3,350	3,691
4	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	8,145	8,886
	California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19	(Prere.)	13,665	13,993
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		2,700	2,784
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		8,975	9,279
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21		5,000	5,226
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		5,000	5,334
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		3,075	3,280
4	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	10,909
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		6,075	6,669
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		3,065	3,460
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		4,510	5,092
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		3,085	3,368
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		8,245	9,217
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		2,495	2,861
	California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		4,260	4,582
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		20,000	22,230
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		9,650	10,494
	California State University Systemwide Revenue	5.000%	5/1/19	(Prere.)	14,775	14,775
	California State University Systemwide Revenue	5.750%	5/1/19	(Prere.)	5,000	5,000
	California State University Systemwide Revenue	5.000%	11/1/28		3,550	4,322
	California State University Systemwide Revenue	5.250%	11/1/28		7,395	8,059
	California State University Systemwide Revenue	5.250%	11/1/29		7,790	8,488
	California State University Systemwide Revenue	5.000%	11/1/30		3,350	4,023

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/30		24,865	28,913
California State University Systemwide Revenue	5.000%	11/1/30		8,400	10,303
California State University Systemwide Revenue	5.250%	11/1/30		7,960	8,663
California State University Systemwide Revenue	5.000%	11/1/31		4,600	5,494
California State University Systemwide Revenue	5.000%	11/1/31		21,630	25,019
California State University Systemwide Revenue	5.000%	11/1/31		5,785	7,043
California State University Systemwide Revenue	5.250%	11/1/31		4,000	4,348
California State University Systemwide Revenue	5.000%	11/1/32		10,000	11,903
California State University Systemwide Revenue	5.000%	11/1/32		10,000	11,540
California State University Systemwide Revenue	5.000%	11/1/32		2,535	3,073
California State University Systemwide Revenue	5.000%	11/1/33		1,000	1,208
California State University Systemwide Revenue	5.000%	11/1/33		20,000	22,986
California State University Systemwide Revenue	5.000%	11/1/33		8,000	9,668
California State University Systemwide Revenue	4.000%	11/1/34		2,000	2,182
California State University Systemwide Revenue	5.000%	11/1/34		1,000	1,204
California State University Systemwide Revenue	5.000%	11/1/34		24,190	27,745
California State University Systemwide Revenue	5.000%	11/1/34		10,270	12,367
California State University Systemwide Revenue	4.000%	11/1/35		2,000	2,176
California State University Systemwide Revenue	5.000%	11/1/35		12,825	15,380
California State University Systemwide Revenue	5.000%	11/1/35		4,355	4,985
California State University Systemwide Revenue	5.000%	11/1/36		12,660	15,114
California State University Systemwide Revenue PUT	3.000%	11/1/19		6,700	6,706
California Statewide Communities Development Authority Revenue (Daughters of Charity Health System)	5.750%	7/1/24		3,160	3,079
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		5,925	6,680
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/29		2,000	2,243
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29		5,000	5,615
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/30		3,500	3,904
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/27		5,000	5,074
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25		1,000	1,157
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26		1,000	1,178
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27		1,000	1,172
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		2,000	2,308
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23	(15)	6,435	6,483
Cerritos CA Community College District GO	0.000%	8/1/28		1,000	803
Cerritos CA Community College District GO	0.000%	8/1/30		1,850	1,375
Cerritos CA Community College District GO	0.000%	8/1/31		1,000	711
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		7,000	7,949
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		15,000	16,895
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		5,000	5,614
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		17,000	19,074
Chaffey CA Community College District GO	5.000%	6/1/29		1,250	1,451
Chaffey CA Community College District GO	5.000%	6/1/30		2,000	2,317
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(4)	800	941
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(4)	2,340	2,741
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(4)	1,300	1,511
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		1,080	1,222
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24		1,130	1,310
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25		1,145	1,354
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26		1,255	1,476
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27		1,320	1,541
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28		1,380	1,602
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29		1,445	1,669
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30		1,400	1,607
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31		1,600	1,823
Clovis CA Unified School District GO	0.000%	8/1/25	(14)	2,485	2,189
Contra Costa CA Community College District GO	5.000%	8/1/29		2,000	2,265
Contra Costa CA Community College District GO	5.000%	8/1/30		3,000	3,390
Contra Costa CA Community College District GO	5.000%	8/1/34		4,000	4,504
Corona-Norco CA Unified School District GO	4.000%	8/1/35		5,240	5,671
Corona-Norco CA Unified School District GO	4.000%	8/1/36		5,550	5,981
Cupertino CA Union School District GO	5.000%	8/1/35		1,000	1,099

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Desert Sands CA Unified School District GO	5.000%	8/1/32		1,500	1,829
	Desert Sands CA Unified School District GO	5.000%	8/1/33		1,305	1,582
	Desert Sands CA Unified School District GO	5.000%	8/1/34		1,000	1,207
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		6,890	8,556
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		10,900	13,459
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33		7,495	9,171
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26		2,575	2,934
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27		2,000	2,277
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		3,000	3,405
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		2,655	2,935
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	6,920	7,032
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,730	6,205
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		8,125	8,782
	El Dorado CA Irrigation District Revenue	5.000%	3/1/22	(4)	1,035	1,138
	El Dorado CA Irrigation District Revenue	5.000%	3/1/23	(4)	1,750	1,923
	El Dorado CA Irrigation District Revenue	5.000%	3/1/25	(4)	1,000	1,096
	El Dorado CA Irrigation District Revenue	5.000%	3/1/26	(4)	2,485	2,716
	El Dorado CA Irrigation District Revenue	5.000%	3/1/27	(4)	2,110	2,302
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	2,000	2,178
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	3,060	3,478
	El Monte CA High School District GO	5.500%	6/1/19	(Prere.)	2,630	2,639
	El Monte CA High School District GO	5.500%	6/1/19	(Prere.)	2,355	2,363
	El Segundo CA Unified School District GO	0.000%	8/1/28		2,705	2,152
	El Segundo CA Unified School District GO	0.000%	8/1/29		8,655	6,631
	El Segundo CA Unified School District GO	0.000%	8/1/30		9,160	6,731
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23		775	880
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24		1,000	1,164
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25		750	892
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26		1,155	1,367
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,130	1,321
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31	(15)	1,750	2,039
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32	(15)	1,365	1,585
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23	(14)	2,875	2,628
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24	(14)	1,700	1,513
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25	(14)	2,055	1,781
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26	(14)	2,985	2,514
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28	(14)	2,875	2,260
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		2,000	2,332
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		40,500	45,029
5	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.125% coupon rate effective 1/15/2024	0.000%	1/15/28		20,090	18,995
5	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29		2,000	1,920
	Gavilan CA Joint Community College District GO	5.000%	8/1/30		5,000	5,933
	Gavilan CA Joint Community College District GO	5.000%	8/1/31		6,000	7,088
	Gilroy CA Unified School District GO	0.000%	8/1/30	(ETM)	255	199
	Gilroy CA Unified School District GO	0.000%	8/1/30	(12)	5,245	3,858
	Gilroy CA Unified School District GO	0.000%	8/1/32	(12)	3,400	2,290
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		7,500	8,583
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26	(4)	5,000	4,298
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	5,000	4,136
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	52,135	41,728
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		17,000	19,466
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		6,000	6,850
	Golden State Tobacco Securitization Corp. California Revenue	3.500%	6/1/36		22,225	22,113
	Hacienda La Puente CA Unified School District GO	5.000%	8/1/25	(4)	7,075	8,562
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	2,720	3,138
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	3,795	4,378
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	2,575	2,961
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	4,315	4,964
	Huntington Beach CA City School District GO	4.000%	8/1/34		1,000	1,107
	Huntington Beach CA City School District GO	4.000%	8/1/36		1,000	1,097
	Huntington Beach CA City School District GO	4.000%	8/1/37		1,000	1,092
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	(Prere.)	5,200	5,474
	Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34		3,735	4,066
3	Irvine Ranch CA Water District Revenue TOB VRDO	2.280%	5/7/19		4,160	4,160
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28		1,025	1,192
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,000	1,153
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,190	1,355
	Kern CA Community College District GO	0.000%	11/1/26	(4)	10,210	8,707
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/23	(14)	2,100	1,926

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/25	(14)	3,635	3,163
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/27	(14)	1,500	1,225
	La Mesa-Spring Valley CA School District GO	0.000%	8/1/28	(14)	3,170	2,503
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		3,125	3,628
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		50	52
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		290	327
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		170	194
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28		235	295
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19	(2)	3,970	4,050
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20	(2)	3,250	3,445
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21	(2)	7,645	8,382
	Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22	(2)	3,535	4,008
	Long Beach CA Harbor Revenue	5.000%	12/15/20		15,000	15,861
	Long Beach CA Unified School District GO	0.000%	8/1/23	(12)	1,995	1,845
	Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,475	1,263
	Los Angeles CA Community College District GO	5.000%	8/1/19	(Prere.)	7,210	7,273
	Los Angeles CA Community College District GO	5.250%	8/1/19	(Prere.)	4,145	4,184
	Los Angeles CA Community College District GO	5.000%	8/1/27		24,895	29,292
	Los Angeles CA Community College District GO	5.000%	8/1/28		3,000	3,523
	Los Angeles CA Community College District GO	5.000%	8/1/30		30,500	35,685
	Los Angeles CA Community College District GO	4.000%	8/1/32		21,000	22,761
	Los Angeles CA Community College District GO	4.000%	8/1/33		4,805	5,190
	Los Angeles CA Community College District GO	4.000%	8/1/33		20,000	21,601
	Los Angeles CA Community College District GO	5.000%	8/1/36		8,495	10,051
	Los Angeles CA Community College District GO	4.000%	8/1/37		28,000	29,631
	Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28		12,750	13,279
	Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		5,000	5,206
3	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	2.280%	5/7/19		4,700	4,700
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27		7,985	9,349
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		22,715	25,680
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		5,000	6,262
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		3,000	3,614
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		11,185	12,611
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34		2,500	3,001
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		36,000	44,196
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		23,055	27,534
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,994
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		2,750	3,221
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		18,000	22,090
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		17,150	20,983
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		16,270	19,374
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		21,535	26,274
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		705	850
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		10,500	12,772
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		11,140	13,190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		11,000	13,363
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		17,720	20,959
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/37		10,760	13,201
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/39		6,895	8,386
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/22		1,000	1,113
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/28		6,930	6,987
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		18,030	22,327
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		5,000	6,152
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		7,000	8,520
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30		10,000	12,056
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		10,875	11,851
	Los Angeles CA Unified School District GO	5.000%	7/1/20		33,000	34,327
	Los Angeles CA Unified School District GO	5.000%	7/1/22		49,000	54,033
	Los Angeles CA Unified School District GO	5.250%	7/1/23		8,835	8,890
	Los Angeles CA Unified School District GO	5.000%	7/1/26		7,500	7,544
	Los Angeles CA Unified School District GO	5.000%	7/1/26		20,000	23,114
	Los Angeles CA Unified School District GO	5.000%	7/1/27		10,625	13,091
	Los Angeles CA Unified School District GO	5.000%	7/1/28		22,590	25,999
	Los Angeles CA Unified School District GO	5.250%	7/1/28		8,000	8,339
	Los Angeles CA Unified School District GO	5.000%	7/1/29		13,650	15,681
	Los Angeles CA Unified School District GO	5.200%	7/1/29		6,295	6,333
	Los Angeles CA Unified School District GO	3.000%	7/1/31		20,135	20,763
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/19	(Prere.)	6,520	6,539
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		2,020	2,471
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		5,120	6,262
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		5,110	6,228

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		2,500	3,038
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		1,000	1,166
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		3,000	3,623
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,000	2,415
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		5,795	6,726
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		4,000	4,809
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27		2,750	3,386
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27		4,010	4,940
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28		8,625	10,563
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29		9,245	11,278
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31		16,000	19,637
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32		18,870	23,033
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33		5,240	6,242
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		14,815	18,005
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		12,500	15,145
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		16,845	20,354
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		16,000	19,274
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		20,500	24,597
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27		1,475	1,638
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28		2,000	2,219
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29		2,365	2,617
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32		3,000	3,299
	Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,024
	Los Angeles County CA School District GO	5.000%	7/1/35	(15)	27,000	32,372
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	25,525	30,483
	Los Angeles County CA School District GO	5.000%	7/1/37	(15)	12,500	14,877
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		6,000	8,833
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21		1,090	1,164
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23		1,000	1,126
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27		1,000	1,195
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31	(14)	1,310	1,535
	Mount Diablo CA Unified School District GO	5.000%	8/1/29		6,415	7,065
	Mount Diablo CA Unified School District GO	5.000%	8/1/30		5,510	6,061
	Mount Diablo CA Unified School District GO	5.000%	8/1/32		12,910	14,171
5	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,114
	Napa Valley CA Unified School District GO	4.000%	8/1/26		2,655	2,905
	Napa Valley CA Unified School District GO	4.000%	8/1/27		5,130	5,605
	Napa Valley CA Unified School District GO	4.000%	8/1/28		6,000	6,542
5	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/29		6,065	6,354
5	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32		6,000	6,108
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		10,000	10,813
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		4,500	4,838
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		1,500	1,659
	Oakland CA Unified School District GO	6.250%	8/1/19		1,150	1,163
	Oakland CA Unified School District GO	5.000%	8/1/23	(4)	2,000	2,273
	Orange County CA Airport Revenue	5.250%	7/1/25		6,480	6,521
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/32		10,000	12,600
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33		14,000	17,549
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34		16,200	20,202
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35		9,820	12,207
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		10,000	12,368
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		15,000	18,480
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		8,000	9,782
	Palo Alto CA Unified School District GO	0.000%	8/1/23		13,900	12,893
	Palo Alto CA Unified School District GO	0.000%	8/1/28		20,320	16,506
	Palo Alto CA Unified School District GO	0.000%	8/1/29		19,530	15,299
	Palo Alto CA Unified School District GO	0.000%	8/1/31		12,305	8,940
	Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	9,300	6,160
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	5,000	3,935
	Peralta CA Community College District Revenue	5.000%	8/1/28		3,000	3,487
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		1,135	1,268
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23		1,200	1,380
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24		1,260	1,488
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25		1,315	1,590
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31		3,220	3,760
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		3,550	4,218
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		5,580	6,787
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28		2,190	2,639
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28		2,190	2,638

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29		4,830	5,794
	Poway CA Unified School District GO	0.000%	8/1/29		5,000	3,842
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(15)	1,365	1,641
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(15)	2,230	2,658
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,735	2,059
	Rancho Santiago CA Community College District GO	5.000%	9/1/25		6,690	7,668
	Rancho Santiago CA Community College District GO	5.000%	9/1/26		16,145	18,453
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	2,885	3,396
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	3,050	3,572
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,125	3,648
	Riverside CA Electric Revenue	5.000%	10/1/30		800	1,020
	Riverside CA Electric Revenue	5.000%	10/1/31		1,760	2,225
	Riverside CA Electric Revenue	5.000%	10/1/33		6,030	7,529
	Riverside CA Electric Revenue	5.000%	10/1/34		4,140	5,143
	Riverside CA Electric Revenue	5.000%	10/1/35		6,250	7,739
	Riverside CA Electric Revenue	5.000%	10/1/36		5,000	6,158
	Riverside CA Electric Revenue	5.000%	10/1/37		6,500	7,964
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,150	1,450
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(4)	1,375	1,691
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31		9,575	11,229
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		3,495	4,094
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34		12,070	14,129
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,980	5,731
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	7,365	8,476
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		2,600	3,103
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,060	4,889
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25		8,790	7,449
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26		3,375	2,770
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27		6,415	5,087
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28		9,395	7,190
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29		11,075	8,129
	Rocklin CA Unified School District GO	0.000%	8/1/22	(14)	5,450	5,128
	Roseville CA Joint Union High School District GO	0.000%	8/1/27	(4)	2,915	2,412
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		4,745	4,858
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		115	127
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		235	270
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26		200	234
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		160	193
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/21	(15)	1,810	1,971
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/23	(15)	1,240	1,429
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/24	(15)	1,535	1,814
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	13,125	11,234
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	11,000	7,732
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	270	283
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	445	466
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26		755	786
	Sacramento County CA GO	5.500%	2/1/20		4,700	4,842
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26		1,000	1,205
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28		1,120	1,337
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,295
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31		1,000	1,176
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31		3,000	3,435
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35		1,000	1,163
	San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	1,960	2,211
	San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	1,180	1,330
	San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	1,320	1,484
	San Bernardino CA City Unified School District GO	5.000%	8/1/32	(4)	1,400	1,576
	San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	3,535	3,334
	San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	5,000	4,608
	San Bernardino CA Community College District GO	5.000%	8/1/24		12,065	13,770
	San Bernardino CA Community College District GO	5.000%	8/1/25		13,965	15,907
	San Bernardino CA Community College District GO	5.000%	8/1/26		14,080	16,020
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19		8,500	8,576
	San Diego CA Community College District GO	5.250%	8/1/19	(Prere.)	3,325	3,356
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	7,400	7,997
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,895	4,209
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,350	9,024
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	4,000	4,323
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	4,315	4,663
	San Diego CA Community College District GO	4.000%	8/1/32		19,065	20,957
3	San Diego CA Community College District GO TOB VRDO	2.350%	5/7/19	(Prere.)	1,800	1,800

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29		8,560	10,461
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31		5,160	6,201
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,790	5,732
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33		15,835	18,897
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34		12,645	15,050
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35		12,100	14,365
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		9,255	10,936
San Diego CA Unified School District GO	5.500%	7/1/27	(4)	17,020	22,073
San Diego CA Unified School District GO	0.000%	7/1/30		17,320	12,865
San Diego CA Unified School District GO	0.000%	7/1/36		1,000	597
San Diego CA Unified School District GO	0.000%	7/1/38		5,220	2,886
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		2,500	2,598
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,275	6,362
San Diego County CA Water Authority Revenue	5.000%	5/1/34		10,540	12,488
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		5,000	5,949
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26		1,430	1,730
San Francisco CA City & County COP	5.000%	4/1/28		10,790	13,038
San Francisco CA City & County COP	4.000%	4/1/30		16,775	18,562
San Francisco CA City & County COP	4.000%	4/1/33		12,465	13,603
San Francisco CA City & County COP	4.000%	4/1/35		10,000	10,830
San Francisco CA City & County COP	4.000%	4/1/36		10,000	10,766
San Francisco CA City & County GO	5.000%	6/15/27		10,000	11,352
San Francisco CA City & County GO	4.000%	6/15/28		25,000	27,361
San Francisco CA City & County GO	4.000%	6/15/29		15,000	16,338
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,210
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	3,900	4,038
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,970
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22		5,500	5,500
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26		3,370	3,370
San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		10,000	12,382
San Francisco CA City & County International Airport Revenue	5.000%	5/1/34		14,000	17,258
San Francisco CA City & County International Airport Revenue	5.000%	5/1/35		10,350	12,708
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		9,030	10,632
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		2,545	2,996
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		3,715	4,530
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,015	2,457
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	14,000	15,470
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		5,105	6,314
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		10,050	11,541
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		8,040	9,366
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		1,870	2,178
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		8,000	9,695
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		10,000	11,091
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		2,000	2,342
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		20,030	24,513
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/37		9,225	11,148
San Francisco CA City & County Unified School District GO	4.000%	6/15/31		13,670	14,404
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		3,950	4,156
San Francisco CA City & County Unified School District GO	4.000%	6/15/33		8,885	9,699
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/31		1,650	2,013
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		2,580	3,203
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		3,000	3,602
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		2,400	2,964
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,110	3,725
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,155	3,884
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		3,045	3,634
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21	(14)	12,385	11,925
San Jose CA Airport Revenue	5.000%	3/1/27		2,275	2,623
San Jose CA Airport Revenue	5.000%	3/1/28		2,235	2,568
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	2,400	2,513
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,175	1,232
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29		1,510	1,758
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		3,445	3,995
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		2,745	3,183
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,840	4,438
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,010	3,479
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32		3,095	3,567
San Marcos CA Unified School District GO	5.000%	8/1/36		3,330	3,956
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,326

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/28		2,520	2,916
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/29		1,675	1,936
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	(2)	3,535	2,656
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	(2)	3,535	2,550
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	(2)	3,535	2,317
San Ramon Valley CA Unified School District GO	5.000%	8/1/26		3,385	3,868
San Ramon Valley CA Unified School District GO	5.000%	8/1/27		1,080	1,230
Santa Ana CA Unified School District GO	0.000%	8/1/29	(14)	3,315	2,514
Santa Ana CA Unified School District GO	0.000%	8/1/30	(14)	2,180	1,584
Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	4,922
Santa Clara CA Unified School District GO	3.000%	7/1/34		4,435	4,522
Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,196
Santa Clara CA Unified School District GO	3.000%	7/1/37		3,590	3,599
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26		700	836
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28		1,000	1,183
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29		1,035	1,220
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30		1,010	1,182
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31		1,000	1,167
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32		1,500	1,748
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33		1,500	1,744
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35		2,650	3,068
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36		1,750	2,023
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32		2,000	2,370
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33		2,000	2,364
Santa Monica CA Community College District GO	0.000%	8/1/23		9,045	8,379
Santa Monica CA Community College District GO	5.000%	8/1/24		4,210	4,837
Santa Monica CA Community College District GO	5.000%	8/1/25		5,000	5,735
Santa Monica CA Community College District GO	5.000%	8/1/26		8,650	9,907
Santa Monica CA Community College District GO	0.000%	8/1/27		6,565	5,508
Santa Monica CA Community College District GO	5.000%	8/1/27		5,145	5,879
Santa Monica CA Community College District GO	0.000%	8/1/28		7,105	5,777
Santa Monica CA Community College District GO	0.000%	8/1/29		12,640	9,912
Santa Monica CA Community College District GO	5.000%	8/1/35		4,000	4,847
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27	(2)	11,125	9,147
Simi Valley CA Unified School District GO	0.000%	6/1/29	(14)	6,000	4,596
Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	5,000	3,854
Southern California Public Power Authority Revenue	5.000%	7/1/29		2,500	2,599
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22		3,895	4,192
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27		445	533
State Center California Community College District GO	5.000%	8/1/29		6,005	7,125
State Center California Community College District GO	5.000%	8/1/30		3,335	3,933
State Center California Community College District GO	5.000%	8/1/31		5,070	5,953
Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	3,300	3,752
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28		635	781
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29		440	539
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30		805	979
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31		590	712
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33		1,070	1,281
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36		1,585	1,874
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		3,000	3,166
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35		2,000	2,107
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	3,935	4,030
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	4,160	4,260
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	4,335	4,439
Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	2,250	2,304
Union CA Elementary School District GO	0.000%	9/1/27	(14)	7,295	6,077
Union CA Elementary School District GO	0.000%	9/1/28	(14)	4,625	3,737
Union CA Elementary School District GO	0.000%	9/1/28	(14)	6,275	5,070
University of California Revenue	5.250%	5/15/19	(Prere.)	4,245	4,251
University of California Revenue	5.500%	5/15/19	(Prere.)	14,675	14,696
University of California Revenue	5.000%	5/15/21	(Prere.)	235	252
University of California Revenue	5.000%	5/15/21	(Prere.)	5,535	5,929
University of California Revenue	5.000%	5/15/21	(Prere.)	2,145	2,298
University of California Revenue	5.000%	5/15/21	(Prere.)	1,210	1,296
University of California Revenue	5.000%	5/15/23		1,265	1,355
University of California Revenue	5.000%	5/15/23	(Prere.)	8,050	9,173
University of California Revenue	5.000%	5/15/27		6,100	7,289
University of California Revenue	5.000%	5/15/28		5,500	6,582
University of California Revenue	5.000%	5/15/28		12,500	14,896

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of California Revenue	5.000%	5/15/28		17,945	20,348
University of California Revenue	5.000%	5/15/29		19,010	22,546
University of California Revenue	5.000%	5/15/30		9,075	11,192
University of California Revenue	5.000%	5/15/30		1,620	1,728
University of California Revenue	4.000%	5/15/31		18,505	21,196
University of California Revenue	5.000%	5/15/31		11,000	12,891
University of California Revenue	5.000%	5/15/31		3,775	4,705
University of California Revenue	5.000%	5/15/32		4,050	4,736
University of California Revenue	5.000%	5/15/32		21,820	24,451
University of California Revenue	5.000%	5/15/32		9,000	11,142
University of California Revenue	4.000%	5/15/33		33,500	37,219
University of California Revenue	5.000%	5/15/33		31,200	34,981
University of California Revenue	5.000%	5/15/33		5,750	7,074
University of California Revenue	4.000%	5/15/34		28,825	31,815
University of California Revenue	4.000%	5/15/34		17,000	18,139
University of California Revenue	5.000%	5/15/34		38,420	43,005
University of California Revenue	5.000%	5/15/34		5,625	6,856
University of California Revenue	4.000%	5/15/35		5,665	6,214
University of California Revenue	5.000%	5/15/35		6,000	7,286
University of California Revenue	5.000%	5/15/36		7,175	8,464
University of California Revenue	5.000%	5/15/36		9,000	10,926
University of California Revenue	5.000%	5/15/37		6,640	8,008
University of California Revenue PUT	5.000%	5/15/23		127,175	144,260
Ventura County CA Community College District GO	0.000%	8/1/23		6,155	5,673
Ventura County CA Community College District GO	0.000%	8/1/24		8,050	7,302
Ventura County CA Community College District GO	0.000%	8/1/25		8,000	7,079
Ventura County CA Community College District GO	0.000%	8/1/26		8,500	7,301
Ventura County CA Community College District GO	0.000%	8/1/27		8,500	7,068
Ventura County CA Community College District GO	5.000%	8/1/27		1,000	1,152
Ventura County CA Community College District GO	5.000%	8/1/28		1,000	1,150
Ventura County CA Community College District GO	5.000%	8/1/29		1,000	1,146
Ventura County CA Public Financing Authority COP	5.625%	8/15/19	(Prere.)	1,000	1,012
Ventura County CA Public Financing Authority COP	5.750%	8/15/19	(Prere.)	1,750	1,772
Ventura County CA Public Financing Authority COP	5.750%	8/15/19	(Prere.)	1,750	1,772
Victor Valley CA Community College District GO	5.375%	8/1/19	(Prere.)	4,250	4,292
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32		6,155	7,267
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33		6,815	8,029
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34		7,355	8,644
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29		2,510	2,567
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30		3,775	3,860
West Contra Costa CA Unified School District GO	0.000%	8/1/19	(12)	4,190	4,173
West Contra Costa CA Unified School District GO	0.000%	8/1/20	(12)	6,000	5,876
West Contra Costa CA Unified School District GO	5.000%	8/1/27		2,405	2,805
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	5,230	4,118
West Contra Costa CA Unified School District GO	5.000%	8/1/29		3,500	4,051
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(4)	13,450	9,861
West Contra Costa CA Unified School District GO	0.000%	8/1/31	(14)	6,670	4,629
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(12)	5,000	3,377
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	18,000	12,157
West Contra Costa CA Unified School District GO	5.000%	8/1/32	(4)	6,270	6,914
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,810	1,829
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(3)	5,000	3,209
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	17,000	10,459
Westlands CA Water District Revenue	5.000%	9/1/26	(4)	1,000	1,100
					6,674,700
Colorado (1.8%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/28		6,000	6,646
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32		4,050	4,829
Adams County CO COP	5.000%	12/1/30		600	705
Adams County CO COP	5.000%	12/1/33		1,000	1,168
Adams County CO COP	5.000%	12/1/34		725	844
Arvada CO Revenue	5.000%	12/1/30		3,665	4,570
Aurora CO COP	5.000%	12/1/19		1,050	1,071
Aurora CO COP	5.000%	12/1/20		2,000	2,039
Aurora CO COP	5.000%	12/1/21		3,505	3,573
Aurora CO COP	5.000%	12/1/22		4,730	4,821
Aurora CO COP	5.000%	12/1/23		4,465	4,550
Aurora CO COP	5.000%	12/1/24		4,215	4,295
Aurora CO COP	5.000%	12/1/25		5,475	5,579
Boulder Valley CO School District GO	4.000%	12/1/30		5,000	5,628
Boulder Valley CO School District GO	5.000%	12/1/34		3,055	3,651

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Boulder Valley CO School District GO	5.000%	12/1/35		8,590	10,238
	Boulder Valley CO School District GO	5.000%	12/1/36		9,020	10,716
	Boulder Valley CO School District GO	5.000%	12/1/37		3,915	4,638
	Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,685	2,829
	Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,820	2,971
	Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,965	3,124
	Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	7,470	7,870
	Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23		5,080	5,837
	Colorado COP	4.000%	12/15/33		23,200	25,544
	Colorado COP	4.000%	12/15/34		13,400	14,705
	Colorado COP	4.000%	12/15/35		11,375	12,391
	Colorado COP	4.000%	12/15/37		9,540	10,318
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31		870	957
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32		1,015	1,112
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33		1,000	1,092
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34		1,075	1,170
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/26		915	1,060
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27		1,025	1,205
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/28		1,405	1,649
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/29		1,605	1,866
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/30		2,960	3,425
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/35		3,015	3,414
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	52,000	46,885
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		19,510	22,174
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26		20,455	24,621
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28		10,000	10,074
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29		50,000	50,349
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		17,000	17,868
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33		8,385	9,019
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25		600	669
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26		750	833
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23		2,000	2,240
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24		2,500	2,852
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25		2,540	2,923
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26		1,865	2,139
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		1,375	1,570
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		2,025	2,203
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28		1,030	1,168
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30		1,405	1,572
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		6,750	7,242
	Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29		5,070	5,597
	Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30		8,500	9,300
	Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31		5,390	5,842
	Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32		5,500	5,931
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		6,100	6,233
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22		13,175	13,462
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30		20,955	21,422
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	2.400%	5/8/19		24,490	24,490
	Colorado Springs CO Utility System Revenue VRDO	2.300%	5/7/19		10,940	10,940
	Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31	(4)	2,415	2,733
	Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33	(4)	2,410	2,720
2	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22		7,125	7,880
2	Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/25		9,225	11,015
2	Denver City & County CO GO	5.000%	8/1/22		4,365	4,828
2	Denver City & County CO GO	5.000%	8/1/25		9,195	10,979
	Denver CO City & County Airport Revenue	5.000%	11/15/24		3,080	3,610
	Denver CO City & County Airport Revenue	5.000%	11/15/25		3,985	4,777
	Denver CO City & County Airport Revenue	5.000%	11/15/25		15,190	16,849
	Denver CO City & County Airport Revenue	5.000%	11/15/26		5,750	6,368
	Denver CO City & County Airport Revenue	5.000%	12/1/27		750	929
	Denver CO City & County Airport Revenue	5.250%	11/15/28		3,040	3,465
	Denver CO City & County Airport Revenue	5.000%	12/1/28		500	630

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Denver CO City & County Airport Revenue	5.250%	11/15/29		5,000	5,683
	Denver CO City & County Airport Revenue	5.000%	12/1/29		750	934
	Denver CO City & County Airport Revenue	5.250%	11/15/30		14,400	16,327
	Denver CO City & County Airport Revenue	5.000%	12/1/30		760	937
	Denver CO City & County Airport Revenue	5.000%	11/15/31		4,100	4,859
	Denver CO City & County Airport Revenue	5.000%	12/1/31		845	1,038
	Denver CO City & County Airport Revenue	5.000%	11/15/32		6,030	7,120
	Denver CO City & County Airport Revenue	5.000%	12/1/32		1,150	1,407
	Denver CO City & County Airport Revenue	5.000%	11/15/33		6,585	7,899
	Denver CO City & County Airport Revenue	5.000%	12/1/33		600	731
	Denver CO City & County Airport Revenue	5.000%	12/1/34		2,000	2,430
	Denver CO City & County Airport Revenue	4.000%	12/1/36		2,000	2,189
	Denver CO City & County Airport Revenue	5.000%	12/1/36		4,725	5,702
	Denver CO City & County Airport Revenue	5.000%	12/1/37		5,505	6,621
	Denver CO City & County Airport Revenue	5.000%	12/1/38		5,985	7,173
	Denver CO City & County COP	5.000%	6/1/33		750	881
	Denver CO City & County COP	5.000%	6/1/34		1,000	1,171
	Denver CO City & County COP	5.000%	6/1/35		2,100	2,453
	Denver CO City & County COP	5.000%	6/1/36		3,925	4,572
	Denver CO City & County COP	5.000%	6/1/37		3,000	3,484
	Denver CO City & County COP	5.000%	6/1/38		3,375	3,911
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/30		1,000	704
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/31		1,000	670
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/32		1,000	640
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/33		2,100	1,285
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/34		2,200	1,279
2	Denver CO City & County GO	5.000%	8/1/23		8,340	9,479
2	Denver CO City & County GO	5.000%	8/1/23		7,000	7,956
2	Denver CO City & County GO	5.000%	8/1/24		8,760	10,208
	Denver CO City & County School District GO	4.000%	12/1/31		7,000	7,641
	Denver CO City & County School District GO	5.000%	12/1/33		5,095	6,065
	Denver CO City & County School District GO	5.000%	12/1/34		11,455	13,591
	Denver CO City & County School District GO	5.000%	12/1/35		14,630	17,312
	Denver CO City & County School District GO	5.000%	12/1/36		23,510	27,735
3	Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	2.300%	5/1/19		18,600	18,600
	Douglas County CO School District GO	5.000%	12/15/32		11,415	14,071
	Douglas County CO School District GO	5.000%	12/15/33		7,330	9,004
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19	(14)	15,100	14,999
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	(14)	27,500	26,153
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22	(14)	11,315	10,508
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	15,435	13,991
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	20,000	17,648
	E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25		1,510	1,571
	E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		2,500	2,605
	Eagle County CO School District GO	5.000%	12/1/32		4,600	5,485
	Eagle County CO School District GO	5.000%	12/1/33		7,475	8,887
	Eagle County CO School District GO	5.000%	12/1/34		6,000	7,105
	Eagle County CO School District GO	5.000%	12/1/35		3,335	3,939
	Eagle County CO School District GO	5.000%	12/1/36		1,400	1,648
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33		2,900	3,450
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34		2,015	2,388
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35		1,775	2,098
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36		2,000	2,356
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37		2,000	2,347
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/28		620	688
	El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/32		710	785
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32		4,010	4,375
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33		7,535	8,185
	Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		7,075	7,671
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/26	(4)	500	599
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/26	(4)	200	240
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/27	(4)	1,000	1,213
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/28	(4)	750	921
	Jefferson County CO School District No. R-1 GO	4.000%	12/15/29		1,000	1,151
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36		18,000	21,868
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/37		23,500	28,412
	Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/28		2,250	2,849
	Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/29		2,000	2,516
	Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/30		3,000	3,730
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/32		3,000	3,369
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/33		2,510	2,802

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/35		3,340	3,691
	Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		6,000	7,437
	Mesa County CO School District No. 51 GO	5.000%	12/1/29		2,030	2,496
	Mesa County CO School District No. 51 GO	5.000%	12/1/30		1,795	2,190
2	Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/23		6,500	7,316
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23		1,520	1,703
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26		1,000	1,158
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29		2,000	2,286
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31		1,500	1,700
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33		1,080	1,217
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34		1,250	1,401
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35		1,125	1,258
	Public Authority for Colorado Energy Revenue	6.250%	11/15/28		2,000	2,533
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,072
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,036
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,036
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/26		2,970	3,082
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24		5,000	5,555
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25		5,875	6,514
	Sheridan CO Redevelopment Agency Tax Revenue (South Santa Fe Drive) VRDO	2.400%	5/7/19	LOC	15,150	15,150
	Southlands CO Metropolitan District GO	3.500%	12/1/27		600	601
	Thornton CO COP	4.000%	12/1/35		3,940	4,308
	Thornton CO COP	4.000%	12/1/36		4,100	4,466
	University of Colorado Enterprise System Revenue	5.500%	6/1/19	(Prere.)	2,750	2,759
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,250	1,378
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,085	2,298
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,480	2,733
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,445	2,695
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,720	2,998
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,850	2,039
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,950	2,149
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	3,155	3,477
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	1,500	1,739
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,000	2,319
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,250	2,609
	University of Colorado Enterprise System Revenue	5.000%	6/1/26		3,080	3,751
	University of Colorado Enterprise System Revenue	4.000%	6/1/28		5,600	6,173
	University of Colorado Enterprise System Revenue	5.000%	6/1/29		4,000	5,018
	University of Colorado Enterprise System Revenue	5.000%	6/1/30		5,080	6,338
	University of Colorado Enterprise System Revenue	5.000%	6/1/30		2,535	3,103
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		3,700	4,058
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		1,375	1,509
	University of Colorado Enterprise System Revenue	4.000%	6/1/34		10,000	11,053
	University of Colorado Enterprise System Revenue	4.000%	6/1/35		5,100	5,620
	University of Colorado Enterprise System Revenue	4.000%	6/1/36		8,405	9,238
	University of Colorado Hospital Authority Revenue	5.000%	11/15/27		6,000	6,645
	University of Colorado Hospital Authority Revenue	6.000%	11/15/29		9,850	10,074
	Westminster CO Public School COP	5.000%	12/1/30	(4)	635	771
	Westminster CO Public School COP	5.000%	12/1/32	(4)	270	325
	Westminster CO Public School COP	4.000%	12/1/33	(4)	1,815	1,980
	Westminster CO Public School COP	4.000%	12/1/34	(4)	1,050	1,142
	Westminster CO Public School COP	5.000%	12/1/35	(4)	775	923
	Westminster CO Public School COP	5.000%	12/1/36	(4)	1,200	1,423
						1,209,358
Connecticut (1.3%)
	Connecticut GO	5.000%	3/15/20		7,770	7,990
	Connecticut GO	5.000%	11/1/20		4,970	5,210
	Connecticut GO	5.000%	11/1/21		5,000	5,377
	Connecticut GO	4.000%	3/15/22		14,405	15,233
	Connecticut GO	5.000%	4/15/22		6,005	6,531
	Connecticut GO	5.000%	5/15/22		11,310	12,011
	Connecticut GO	5.000%	6/1/22		8,010	8,741
	Connecticut GO	5.000%	6/15/22		9,355	10,219
	Connecticut GO	5.000%	9/15/22		6,830	7,509
	Connecticut GO	5.000%	11/15/22		5,000	5,521
	Connecticut GO	5.000%	11/15/22		7,120	7,862
	Connecticut GO	5.000%	3/15/23		14,555	16,184
	Connecticut GO	5.000%	11/1/23		10,125	10,885
	Connecticut GO	5.000%	11/15/23		7,715	8,715
	Connecticut GO	5.000%	11/15/23		14,275	16,125

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Connecticut GO	5.000%	3/15/24		10,000	11,347
	Connecticut GO	5.000%	5/15/24		4,500	5,125
	Connecticut GO	5.000%	6/1/24		10,260	11,164
	Connecticut GO	5.000%	9/1/24		20,000	22,920
	Connecticut GO	5.000%	10/15/24		10,805	11,864
	Connecticut GO	5.000%	11/15/24		6,440	7,413
	Connecticut GO	5.000%	11/15/24		10,025	11,539
	Connecticut GO	5.000%	3/1/25		19,440	21,501
	Connecticut GO	5.000%	9/1/25		19,395	22,186
	Connecticut GO	5.000%	6/15/26		1,935	2,247
	Connecticut GO	5.000%	9/1/26		13,170	15,033
	Connecticut GO	5.000%	11/1/26		9,650	10,326
	Connecticut GO	5.000%	3/15/27		9,800	11,263
	Connecticut GO	5.000%	4/15/28		2,700	3,280
	Connecticut GO	5.000%	3/1/30		8,900	9,918
	Connecticut GO	5.000%	4/15/30		3,400	4,144
	Connecticut GO	5.000%	4/15/32		4,000	4,298
	Connecticut GO	5.000%	8/15/32		20,000	21,929
3	Connecticut GO TOB VRDO	2.340%	5/7/19	LOC	24,750	24,750
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.750%	3.050%	3/1/21		4,305	4,325
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 1.250%	3.550%	4/15/20		17,000	17,155
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/27		1,000	1,183
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/33		1,000	1,139
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/34		1,045	1,187
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/35		1,000	1,133
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/36		1,235	1,396
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/37		1,605	1,809
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		4,145	4,368
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24		5,475	6,235
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25		5,190	6,025
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32		15,000	16,117
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/26		1,000	1,154
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/27		1,150	1,343
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/28		1,125	1,328
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/29		1,500	1,759
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/30		2,470	2,871
	Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20	(Prere.)	8,550	8,888
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		33,505	36,892
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		32,275	36,076
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		15,630	15,637
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28		10,000	12,573
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	2.380%	5/7/19		28,535	28,535
	Connecticut Special Tax Revenue	5.000%	10/1/31		10,105	11,911
	Connecticut Special Tax Revenue	5.000%	10/1/32		12,080	14,166
	Connecticut Special Tax Revenue	5.000%	10/1/34		18,005	20,942
	Connecticut Special Tax Revenue	5.000%	10/1/36		5,000	5,777
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22		5,000	5,514
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		20,455	22,574
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		3,000	3,437
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26		8,225	9,052
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27		15,030	16,512
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28		11,000	13,137
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		15,015	17,572
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,825	6,803
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31		10,025	11,194
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32		6,000	6,684
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/33		15,000	17,382
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34		3,745	4,155
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35		1,900	2,127
	Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/30		11,595	12,932
	Hartford County CT Metropolitan District GO	5.000%	7/15/26		1,000	1,207
	Hartford County CT Metropolitan District GO	5.000%	7/15/27		1,605	1,968
	Hartford County CT Metropolitan District GO	5.000%	7/15/29		1,845	2,274
	Hartford County CT Metropolitan District GO	5.000%	7/15/30		1,350	1,649
	Hartford County CT Metropolitan District GO	5.000%	7/15/31		1,365	1,652
	Hartford County CT Metropolitan District GO	5.000%	7/15/32		1,765	2,120
	Hartford County CT Metropolitan District GO	5.000%	7/15/35		1,750	2,068
	Stratford CT GO	4.000%	1/1/35	(15)	3,890	4,163
	Stratford CT GO	4.000%	1/1/36	(15)	3,890	4,144
	Stratford CT GO	4.000%	1/1/37	(15)	3,890	4,125
	Stratford CT GO	4.000%	1/1/38	(15)	3,890	4,108

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	University of Connecticut GO	5.000%	2/15/27		8,000	9,209
2	University of Connecticut Revenue	5.000%	11/1/26		2,830	3,373
2	University of Connecticut Revenue	5.000%	11/1/26		1,000	1,192
2	University of Connecticut Revenue	5.000%	11/1/27		3,150	3,809
2	University of Connecticut Revenue	5.000%	11/1/27		1,350	1,632
2	University of Connecticut Revenue	5.000%	11/1/28		3,275	4,005
2	University of Connecticut Revenue	5.000%	11/1/28		1,250	1,530
						841,587
Delaware (0.1%)
	Delaware GO	5.000%	2/1/24		3,000	3,461
	Delaware GO	5.000%	2/1/25		2,000	2,364
	Delaware GO	5.000%	1/1/26		2,000	2,414
	Delaware GO	5.000%	2/1/26		3,000	3,628
	Delaware GO	5.000%	3/1/27		3,000	3,707
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/28		1,100	1,305
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/31		1,200	1,401
	Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/32		2,130	2,475
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Inc.)	5.000%	6/1/29		1,215	1,446
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	(Prere.)	10,000	10,056
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21		8,300	8,895
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22		6,000	6,622
	University of Delaware Revenue	5.000%	11/1/22		1,000	1,017
	Wilmington DE GO	5.000%	11/1/28		4,000	4,196
						52,987
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/21		5,020	5,367
	District of Columbia GO	5.000%	6/1/28		2,085	2,569
	District of Columbia GO	5.000%	6/1/29		1,040	1,273
	District of Columbia GO	5.000%	6/1/31		7,615	8,684
	District of Columbia GO	5.000%	6/1/31		7,300	8,831
	District of Columbia GO	5.000%	6/1/31		5,500	6,605
	District of Columbia GO	5.000%	10/15/31		7,000	8,760
	District of Columbia GO	5.000%	6/1/32		8,370	10,013
	District of Columbia GO	5.000%	10/15/32		10,000	12,467
	District of Columbia GO	4.000%	6/1/33		7,000	7,721
	District of Columbia GO	5.000%	6/1/33		19,325	23,039
	District of Columbia GO	5.000%	10/15/33		7,130	8,843
	District of Columbia GO	5.000%	6/1/34		10,000	11,880
	District of Columbia GO	5.000%	6/1/34		5,020	6,000
	District of Columbia GO	5.000%	6/1/35		4,380	5,190
	District of Columbia GO	5.000%	6/1/35		18,355	21,879
	District of Columbia GO	5.000%	6/1/36		10,250	12,173
	District of Columbia GO	5.000%	6/1/36		4,530	5,353
	District of Columbia GO	5.000%	6/1/36		17,365	20,609
	District of Columbia GO	5.000%	10/15/36		22,760	27,775
	District of Columbia GO	5.000%	6/1/37		3,345	3,954
	District of Columbia GO	5.000%	10/15/37		17,425	21,172
	District of Columbia GO	5.000%	6/1/38		10,930	12,880
	District of Columbia GO	5.000%	6/1/38		11,485	13,749
	District of Columbia GO	5.000%	10/15/38		16,070	19,454
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24		2,150	2,472
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25		2,325	2,729
	District of Columbia Income Tax Revenue	5.000%	12/1/22		3,515	3,924
	District of Columbia Income Tax Revenue	5.000%	12/1/24		4,000	4,456
	District of Columbia Income Tax Revenue	5.000%	12/1/24		9,500	10,582
	District of Columbia Income Tax Revenue	5.000%	12/1/32		5,210	5,744
	District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25		1,460	1,443
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25		4,170	4,855
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26		3,985	4,725
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28		2,200	2,594
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		9,595	10,545
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		5,115	5,621
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,486
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,486
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		7,000	8,141
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		51,700	24,225
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/25		2,000	2,378
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/26		6,510	7,890
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/27		6,250	7,707

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/28		5,270	6,464
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/29		5,025	6,116
						419,823
Florida (4.9%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25		1,000	1,146
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26		1,250	1,428
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27		1,325	1,510
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34		22,010	24,487
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		5,050	5,487
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		1,110	1,236
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		5,065	5,636
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		2,935	3,339
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		5,595	6,264
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		2,440	2,791
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		5,890	6,578
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26		6,200	6,921
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		2,620	2,986
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		6,280	6,993
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28		5,795	6,570
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29		4,355	4,920
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30		3,290	3,697
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		4,500	5,026
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		7,000	7,665
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32		9,000	9,999
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33		6,750	7,473
	Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,125
	Broward County FL Airport System Revenue	5.000%	10/1/25		2,000	2,223
	Broward County FL Airport System Revenue	5.000%	10/1/26		2,745	3,044
	Broward County FL Airport System Revenue	5.000%	10/1/27		5,785	6,398
	Broward County FL Airport System Revenue	5.000%	10/1/28		5,000	5,516
	Broward County FL Airport System Revenue	5.500%	10/1/31		7,210	8,266
	Broward County FL Airport System Revenue	5.500%	10/1/32		7,610	8,704
	Broward County FL Airport System Revenue	5.500%	10/1/33		8,025	9,161
	Broward County FL GO	5.000%	1/1/20		9,185	9,393
	Broward County FL Port Facilities Revenue	5.500%	9/1/29		5,500	5,566
	Broward County FL School Board COP	5.000%	7/1/26		15,240	18,375
	Broward County FL School District GO	5.000%	7/1/33		5,605	6,816
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27		1,125	1,382
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29		1,100	1,339
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35		1,500	1,616
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36		1,400	1,503
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37		4,000	4,265
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/27		2,915	3,142
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/32		2,040	2,178
	Central Florida Expressway Authority Revenue	5.000%	7/1/27		5,480	6,590
	Central Florida Expressway Authority Revenue	5.000%	7/1/28		4,300	5,152
	Central Florida Expressway Authority Revenue	4.000%	7/1/32		6,500	7,091
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,303
	Central Florida Expressway Authority Revenue	5.000%	7/1/33		4,880	5,784
	Central Florida Expressway Authority Revenue	5.000%	7/1/34		7,055	8,362
	Central Florida Expressway Authority Revenue	5.000%	7/1/37		2,125	2,505
	Central Florida Expressway Authority Revenue	5.000%	7/1/38		4,090	4,809
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20		19,000	19,354
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,835	33,305
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		20,645	24,057
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19		19,150	19,201
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		21,100	21,828
5	Cityplace FL Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/2025	0.000%	5/1/28	(4)	3,000	2,550
5	Cityplace FL Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/2025	0.000%	5/1/33	(4)	4,000	3,407
	Collier County FL Water Sewer District Revenue	5.000%	7/1/30		3,385	4,279
	Collier County FL Water Sewer District Revenue	5.000%	7/1/31		1,715	2,152

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Duval County FL School Board COP	5.000%	7/1/27		4,025	4,695
Duval County FL School Board COP	5.000%	7/1/33		14,415	16,591
Escambia County FL Sales Tax Revenue	5.000%	10/1/33		3,180	3,747
Escambia County FL Sales Tax Revenue	5.000%	10/1/34		2,340	2,747
Escambia County FL Sales Tax Revenue	5.000%	10/1/35		3,510	4,114
Escambia County FL Sales Tax Revenue	5.000%	10/1/36		2,205	2,576
Escambia County FL Sales Tax Revenue	5.000%	10/1/37		2,870	3,345
Florida Board of Education Lottery Revenue	5.000%	7/1/26		25,950	31,520
Florida Board of Education Lottery Revenue	5.000%	7/1/26		3,335	4,051
Florida Board of Education Lottery Revenue	4.000%	7/1/27		2,750	2,934
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		2,905	2,913
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	(Prere.)	2,125	2,152
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		10,000	10,367
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		5,585	5,656
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		9,020	9,351
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		8,200	8,771
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		35,250	37,704
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		4,000	4,279
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		7,945	8,498
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		7,050	7,763
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		8,700	9,579
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		10,060	11,077
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,050	3,358
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,105	11,442
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,440	11,821
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		7,000	8,211
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		20,515	23,825
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		12,000	12,776
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/28		13,030	13,878
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		2,700	3,053
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		16,000	16,990
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/30		2,590	2,951
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31		5,000	5,324
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		16,000	17,481
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		5,570	6,178
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/35		15,580	17,215
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/36		17,715	19,487
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		4,025	4,180
Florida Department of Transportation GO	5.000%	7/1/19		7,895	7,940
Florida Department of Transportation GO	5.000%	7/1/21		4,130	4,427
Florida Department of Transportation GO	5.000%	7/1/22		22,060	24,355
Florida Department of Transportation GO	5.000%	7/1/26		5,540	6,729
Florida Department of Transportation GO	5.000%	7/1/27		4,500	5,567
Florida Department of Transportation GO	4.000%	7/1/28		12,415	13,010
Florida Department of Transportation GO	4.000%	7/1/29		16,805	17,579
Florida Department of Transportation GO	4.000%	7/1/34		4,030	4,484
Florida Department of Transportation GO	4.000%	7/1/35		8,350	9,263
Florida Department of Transportation GO	4.000%	7/1/36		7,000	7,739
Florida GO	4.000%	6/1/27		15,000	16,267
Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	4.500%	6/1/33		2,800	2,945
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33		1,800	2,035
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34		1,500	1,691
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30		2,045	2,341
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33		2,305	2,599
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35		3,615	4,053
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36		3,795	4,243
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32		1,000	1,079
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23		2,060	2,302
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24		1,750	1,991
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25		1,250	1,449
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30		2,750	3,094
Florida Municipal Power Agency Revenue	5.250%	10/1/19	(4)	10,000	10,150
Florida Municipal Power Agency Revenue	5.750%	10/1/19	(Prere.)	3,000	3,051
Florida Municipal Power Agency Revenue	5.000%	10/1/21		5,000	5,385
Florida Municipal Power Agency Revenue	5.000%	10/1/23		1,750	1,989
Florida Municipal Power Agency Revenue	5.000%	10/1/24		1,065	1,241
Florida Municipal Power Agency Revenue	5.000%	10/1/25		1,730	2,060
Florida Municipal Power Agency Revenue	5.000%	10/1/26		1,060	1,257
Florida Municipal Power Agency Revenue	5.000%	10/1/27		1,370	1,618
Florida Municipal Power Agency Revenue	4.000%	10/1/28		3,530	4,017
Florida Municipal Power Agency Revenue	5.000%	10/1/28		1,370	1,608

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Florida Municipal Power Agency Revenue	5.000%	10/1/29		5,025	6,023
Florida Municipal Power Agency Revenue	5.000%	10/1/29		3,475	4,062
Florida Municipal Power Agency Revenue	5.000%	10/1/30		10,020	11,942
Florida Municipal Power Agency Revenue	5.000%	10/1/31		8,500	10,085
Florida Ports Financing Commission Revenue	5.000%	10/1/24		2,075	2,229
Florida Ports Financing Commission Revenue	5.000%	10/1/26		1,420	1,524
Florida Ports Financing Commission Revenue	5.000%	10/1/28		2,000	2,146
Florida Turnpike Authority Revenue	5.000%	7/1/25		9,275	11,062
Florida Turnpike Authority Revenue	4.000%	7/1/33		9,030	9,880
Florida Turnpike Authority Revenue	4.000%	7/1/34		12,355	13,372
Florida Turnpike Authority Revenue	4.000%	7/1/34		7,000	7,637
Florida Turnpike Authority Revenue	4.000%	7/1/38		11,635	12,789
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		512	513
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37		4,645	5,054
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37		4,770	5,190
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38		4,840	5,233
Gainesville FL Utilities System Revenue	5.000%	10/1/25		3,540	4,234
Gainesville FL Utilities System Revenue	5.000%	10/1/26		3,510	4,286
Gainesville FL Utilities System Revenue	5.000%	10/1/27		3,010	3,743
Gainesville FL Utilities System Revenue	5.000%	10/1/28		5,000	6,180
Gainesville FL Utilities System Revenue	5.000%	10/1/29		7,050	8,648
Gainesville FL Utilities System Revenue	5.000%	10/1/30		4,000	4,869
Gainesville FL Utilities System Revenue	5.000%	10/1/34		5,000	5,999
Gainesville FL Utilities System Revenue	5.000%	10/1/35		5,000	5,990
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25		1,690	1,771
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/36		745	871
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/37		2,550	2,972
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		1,320	1,461
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,110	1,253
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,365	1,570
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27		1,460	1,693
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28		2,090	2,411
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29		2,045	2,346
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30		2,000	2,279
Hernando County FL School District COP	5.000%	7/1/27	(4)	6,000	7,132
Hernando County FL School District COP	5.000%	7/1/31	(4)	5,925	6,903
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	(Prere.)	20	20
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/19	(Prere.)	5	5
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	20	20
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		2,155	2,194
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20		6,980	7,107
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21		2,250	2,278
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21		1,995	2,033
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		7,980	8,135
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/26		28,000	34,007
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		12,300	13,744
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/31		26,515	29,205
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		3,070	3,352
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19	(ETM)	790	801
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	5,030	5,549
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	13,590	14,992
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		2,590	3,178
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		13,545	14,831
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		5,305	6,496
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		410	448
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		15,070	16,423
Hillsborough County FL School Board COP	5.000%	7/1/24		16,305	16,918
Hillsborough County FL School Board COP	5.000%	7/1/25		6,000	6,220
Hillsborough County FL School Board COP	5.000%	7/1/30		9,040	11,163

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Jacksonville Electric System Revenue TOB VRDO	2.450%	5/7/19		8,565	8,565
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	2,500	2,578
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	3,900	4,022
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20	(Prere.)	2,075	2,140
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	3,805	4,043
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		635	695
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	4,360	4,844
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	285	316
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	755	838
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,705	1,891
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	465	517
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,305	1,450
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	2,665	2,956
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/24	(Prere.)	1,020	1,175
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		15,000	17,702
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		2,785	3,083
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		10,000	11,907
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		980	1,120
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,355	2,488
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		6,090	7,207
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		5,205	6,121
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		7,000	8,094
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/32		7,000	8,050
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		9,000	10,326
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,000	2,102
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36		2,500	2,630
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		4,000	4,207
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	(ETM)	22,255	23,289
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/26		1,235	1,467
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		21,000	25,460
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		3,145	3,779
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		5,580	6,673
	Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30		3,000	3,221
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30		1,925	2,288
	Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/33		11,205	12,149
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29		2,255	2,742
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31		1,785	2,146
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33		1,615	1,925
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29		3,890	4,572
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		3,000	3,498
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31		3,790	4,386
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32		4,510	5,195
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33		4,730	5,443
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34		4,970	5,702
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35		5,220	5,984
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36		5,475	6,256
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37		5,755	6,551
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38		2,950	3,317
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/28		2,350	2,575
	Jacksonville FL Special Revenue	5.000%	10/1/19	(Prere.)	4,800	4,869
	Jacksonville FL Special Revenue	5.000%	10/1/20		15,420	16,108
	Jacksonville FL Special Revenue	5.000%	10/1/25		4,550	5,019
	Jacksonville FL Special Revenue	5.000%	10/1/26		7,710	8,920
	Jacksonville FL Special Revenue	5.000%	10/1/28		1,735	2,086
	Jacksonville FL Special Revenue	5.000%	10/1/28		6,485	7,434
	Jacksonville FL Special Revenue	5.000%	10/1/29		7,750	8,880
	Jacksonville FL Special Revenue	5.000%	10/1/30		3,145	3,593
	Jacksonville FL Special Revenue	5.000%	10/1/32		1,750	1,920
	Jacksonville FL Special Revenue	5.000%	10/1/33		3,105	3,510
	Jacksonville FL Special Revenue	5.000%	10/1/34		1,765	1,992
3	Jacksonville FL Special Revenue TOB VRDO	2.360%	5/7/19		7,800	7,800
	Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		7,400	8,877
	Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28		2,340	2,826
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35		8,000	8,616
	Lake County FL School Board COP	5.000%	6/1/28	(4)	1,500	1,700
	Lake County FL School Board COP	5.000%	6/1/29	(4)	1,750	1,972
	Lake County FL School Board COP	5.000%	6/1/30	(4)	3,000	3,367
	Lake County FL School Board COP	5.000%	6/1/31	(4)	5,000	5,708
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		500	536
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		2,000	2,345
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27		5,000	5,935

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33		3,755	4,209
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35		3,135	3,499
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22		1,775	1,964
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23		2,750	3,120
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24		3,020	3,509
	Lee County FL School Board COP	5.000%	8/1/22		1,600	1,763
	Lee County FL School Board COP	5.000%	8/1/23		1,140	1,290
	Lee County FL School Board COP	5.000%	8/1/24		2,310	2,671
	Lee County FL School Board COP	5.000%	8/1/27		5,000	5,728
	Lee County FL School Board COP	5.000%	8/1/28		4,080	4,667
	Lee County FL School Board COP	5.000%	8/1/34		3,500	4,064
	Lee County FL School Board COP	5.000%	8/1/35		4,270	4,948
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/26	(4)	1,000	1,155
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/28	(4)	3,055	3,511
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/30	(4)	3,300	3,783
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/32	(4)	1,820	2,079
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/33	(4)	1,000	1,140
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/34	(4)	1,000	1,137
	Lee County FL Transportation Facilities Revenue	5.000%	10/1/35	(4)	1,000	1,135
	Lee County FL Water & Sewer Revenue	5.250%	10/1/25		5,950	6,432
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/28		3,750	4,577
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/29		3,200	3,944
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/35		4,500	5,353
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36		5,500	6,514
	Manatee County FL Revenue	5.000%	10/1/22		1,255	1,391
	Manatee County FL Revenue	5.000%	10/1/23		1,310	1,490
	Manatee County FL Revenue	5.000%	10/1/25		1,325	1,507
	Manatee County FL Revenue	5.000%	10/1/26		1,520	1,724
	Manatee County FL Revenue	5.000%	10/1/27		1,580	1,790
	Marco Island FL Utility System Revenue	5.250%	10/1/32		3,300	3,735
	Marco Island FL Utility System Revenue	5.250%	10/1/33		2,000	2,270
2	Miami Beach FL GO	5.000%	5/1/24		1,000	1,157
2	Miami Beach FL GO	3.000%	5/1/32		4,440	4,598
2	Miami Beach FL GO	3.000%	5/1/33		2,340	2,406
2	Miami Beach FL GO	5.000%	5/1/34		2,920	3,600
2	Miami Beach FL GO	5.000%	5/1/35		4,000	4,911
2	Miami Beach FL GO	5.000%	5/1/36		2,700	3,306
2	Miami Beach FL GO	5.000%	5/1/37		5,695	6,962
2	Miami Beach FL GO	5.000%	5/1/38		5,980	7,301
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		2,850	2,974
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21		3,415	3,656
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		3,000	3,292
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23		2,670	2,927
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		1,355	1,483
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30		1,000	1,118
	Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34		4,000	4,504
	Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35		5,200	5,850
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/26		1,060	1,247
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/28		1,300	1,523
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/29		1,000	1,169
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/30		1,585	1,850
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/35		1,500	1,729
	Miami Beach FL Stormwater Revenue	5.000%	9/1/26		1,500	1,819
	Miami Beach FL Stormwater Revenue	5.000%	9/1/28		1,550	1,886
	Miami Beach FL Stormwater Revenue	5.000%	9/1/29		3,920	4,743
	Miami Beach FL Stormwater Revenue	4.000%	9/1/30		3,165	3,479
	Miami Beach FL Stormwater Revenue	4.000%	9/1/31		2,500	2,729
	Miami Beach FL Stormwater Revenue	4.000%	9/1/32		2,230	2,426
	Miami Beach FL Stormwater Revenue	4.000%	9/1/33		2,400	2,603
	Miami Beach FL Stormwater Revenue	4.000%	9/1/34		2,555	2,763
	Miami Beach FL Stormwater Revenue	4.000%	9/1/35		2,760	2,976
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26		975	1,182
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28		720	882
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29		1,000	1,215
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30		1,200	1,446
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		7,000	8,188
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31		10,000	11,664
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32		11,500	13,393
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33		10,000	11,630
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		11,000	12,063
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		10,000	10,934

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		23,025	25,092
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/36		3,225	3,875
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		11,510	12,494
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/37		5,370	6,430
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		13,500	14,607
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		18,605	20,130
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38		4,720	5,636
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/27	(4)	1,430	1,696
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/28	(4)	3,010	3,608
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/29	(4)	3,160	3,778
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/31	(4)	3,495	4,108
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/33	(4)	3,865	4,505
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/34	(4)	4,060	4,710
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	2,000	2,313
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/19	(Prere.)	4,010	4,066
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/19	(Prere.)	5,000	5,086
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	555	581
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		1,460	1,531
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,630	2,754
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		2,885	3,372
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		6,500	6,795
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		6,645	6,929
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		5,500	5,734
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		6,720	7,974
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31		2,055	2,349
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		4,005	4,682
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35		2,450	2,857
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		3,055	3,263
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		3,610	4,368
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29		5,100	6,117
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		15,390	17,967
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		8,210	9,585
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		14,000	16,270
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		8,620	10,017
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		4,375	4,933
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		4,475	5,155
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		4,055	4,661
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,420	3,925
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		2,270	2,599
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,000	2,258
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		2,550	2,872
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33		5,000	5,618
Miami-Dade County FL GO	5.000%	7/1/26		2,000	2,365
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35		1,020	1,182
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37		1,000	1,148
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30		2,450	2,601
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31		6,270	7,035
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32		4,775	5,337
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33		6,785	7,558
Miami-Dade County FL School Board COP	5.000%	11/1/26		8,020	9,224
Miami-Dade County FL School Board COP	5.000%	11/1/27		10,000	11,485
Miami-Dade County FL School Board COP	5.000%	11/1/28		10,035	11,515
Miami-Dade County FL School Board COP	5.000%	11/1/29		10,000	11,464
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30		2,300	2,626
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		2,600	2,964
Miami-Dade County FL Seaport Revenue VRDO	2.300%	5/7/19	LOC	15,865	15,865
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24		2,000	2,202
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25		3,000	3,304
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26		11,340	12,455
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27		2,510	2,755
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28		8,840	9,697
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29		5,000	3,704
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		10,035	11,009
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		2,500	2,970
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30		12,555	13,778
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		12,160	13,323
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		4,000	4,381
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31		11,270	12,228
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		2,155	1,458
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		13,500	14,772
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32		2,890	1,873

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		11,550	12,635
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39		14,500	6,904
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/22		3,365	3,710
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/23		3,740	4,236
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/26		8,955	10,844
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27		4,000	4,375
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28		2,060	2,252
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30		10,965	12,074
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30		8,000	8,734
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31		10,000	10,956
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31		6,265	6,834
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32		1,680	1,831
	Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21		20,000	21,723
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		14,055	15,613
	North Brevard County FL Hospital District Revenue	5.000%	1/1/28		5,200	6,100
	North Brevard County FL Hospital District Revenue	5.000%	1/1/29		4,795	5,575
	North Brevard County FL Hospital District Revenue	5.000%	1/1/30		5,000	5,755
	North Brevard County FL Hospital District Revenue	5.000%	1/1/31		5,000	5,703
	North Brevard County FL Hospital District Revenue	5.000%	1/1/32		4,525	5,116
	North Brevard County FL Hospital District Revenue	5.000%	1/1/33		9,480	10,638
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34		3,955	4,415
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21		8,000	8,121
2	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/26		3,000	3,538
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28		1,890	1,986
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29		3,055	3,589
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30		1,500	1,750
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33		5,150	5,946
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35		6,415	7,354
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36		5,000	5,715
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31		2,400	2,659
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36		4,750	5,206
	Orange County FL School Board COP	5.000%	8/1/33		21,500	25,123
	Orange County FL Tourist Development Revenue	5.000%	10/1/26		6,715	8,133
	Orange County FL Tourist Development Revenue	5.000%	10/1/27		2,150	2,647
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	5,000	5,192
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	3,500	3,636
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	7,780	8,083
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31		13,030	14,547
	Orlando FL Capital Improvement Revenue	5.000%	10/1/21		1,000	1,080
	Orlando FL Capital Improvement Revenue	5.000%	10/1/24		1,145	1,343
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,285	1,569
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,265	1,545
	Orlando FL Capital Improvement Revenue	5.000%	10/1/37		3,000	3,590
	Orlando FL Capital Improvement Revenue	5.000%	10/1/38		3,030	3,616
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26	(4)	2,285	2,773
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27	(4)	1,325	1,616
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	2,010	2,433
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29	(4)	2,020	2,423
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31	(4)	5,425	6,417
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33	(4)	2,095	2,450
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34	(4)	4,000	4,664
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35	(4)	3,125	3,633
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37	(4)	2,020	2,334
	Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22		3,255	3,643
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		4,020	4,588
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29		1,505	1,826
5	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.550% coupon rate effective 10/1/2024	0.000%	10/1/29		1,000	862
5	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.650% coupon rate effective 10/1/2024	0.000%	10/1/30		1,400	1,225
5	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.750% coupon rate effective 10/1/2024	0.000%	10/1/31		1,600	1,412
5	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/32		2,060	1,809
5	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.900% coupon rate effective 10/1/2024	0.000%	10/1/33		3,000	2,634
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22		910	1,002
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23		1,250	1,408
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24		1,000	1,149
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		6,000	7,068
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37		7,810	9,098

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Palm Beach County FL School Board COP	5.000%	8/1/25		15,000	17,788
Palm Beach County FL School Board COP	5.000%	8/1/26		2,035	2,462
Palm Beach County FL School Board COP	5.000%	8/1/28		6,115	6,676
Palm Beach County FL School Board COP	5.000%	8/1/29		3,595	4,196
Palm Beach County FL School Board COP	5.000%	8/1/29		5,970	6,521
Palm Beach County FL School Board COP	5.000%	8/1/31		10,660	12,355
Palm Beach County FL School Board COP	5.000%	8/1/32		3,445	3,972
Palm Beach County FL School Board COP	5.000%	8/1/32		12,010	13,845
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26		2,275	2,678
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/27		4,000	4,699
Pasco County FL School Board COP	5.000%	8/1/24		2,315	2,595
Port St. Lucie FL Utility Revenue	5.000%	9/1/27		980	1,171
Port St. Lucie FL Utility Revenue	5.000%	9/1/28		2,995	3,569
Port St. Lucie FL Utility Revenue	5.000%	9/1/29		2,115	2,507
Port St. Lucie FL Utility Revenue	4.000%	9/1/30		2,210	2,433
Port St. Lucie FL Utility Revenue	5.000%	9/1/30		2,000	2,240
Port St. Lucie FL Utility Revenue	4.000%	9/1/31		2,510	2,750
Port St. Lucie FL Utility Revenue	5.000%	9/1/31		2,100	2,348
Reedy Creek FL Improvement District GO	4.000%	6/1/31		3,010	3,311
Reedy Creek FL Improvement District GO	4.000%	6/1/32		3,110	3,405
Reedy Creek FL Improvement District GO	5.250%	6/1/32		9,600	10,811
Reedy Creek FL Improvement District GO	5.250%	6/1/33		10,000	11,240
Reedy Creek FL Improvement District GO	4.000%	6/1/34		10,000	10,782
Reedy Creek FL Improvement District GO	4.000%	6/1/35		4,685	5,070
Reedy Creek FL Improvement District GO	5.000%	6/1/37		5,000	5,851
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23		2,505	2,844
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23		1,035	1,181
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24		1,575	1,842
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38		10,550	12,278
Sarasota County FL School Board COP	5.000%	7/1/20		2,855	2,964
Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,380	5,593
Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,050	5,249
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20		2,000	2,057
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,750	1,858
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22		1,885	2,061
South Broward FL Hospital District Revenue	4.000%	5/1/33		11,090	11,889
South Florida Water Management District COP	5.000%	10/1/26		9,265	11,111
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26		4,345	5,218
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/27		5,010	6,117
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/28		3,500	4,261
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/29		4,000	4,837
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		9,025	9,683
St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	5.750%	8/1/20	(Prere.)	1,500	1,574
St. Lucie County FL School Board COP	5.000%	7/1/24		1,595	1,783
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24		500	565
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28		500	558
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29		500	556
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34		1,135	1,241
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/23		5,985	6,419
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.125%	9/1/24		4,625	4,969
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/27		4,250	4,774
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/28		4,450	4,993
Tallahassee FL Energy System Revenue	5.000%	10/1/29		3,000	3,456
Tallahassee FL Energy System Revenue	5.000%	10/1/30		2,000	2,293
Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,080	2,381
Tallahassee FL Energy System Revenue	5.000%	10/1/34		5,000	5,805
Tallahassee FL Energy System Revenue	5.000%	10/1/35		6,455	7,345
Tallahassee FL Energy System Revenue	5.000%	10/1/36		3,350	3,800
Tallahassee FL Energy System Revenue	5.000%	10/1/37		3,000	3,389
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24		955	1,091
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25		1,800	2,089
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27		1,100	1,269

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28		1,450	1,669
Tallahassee FL Utility System Revenue	5.000%	10/1/25		1,270	1,487
Tallahassee FL Utility System Revenue	5.000%	10/1/26		1,210	1,410
Tallahassee FL Utility System Revenue	5.000%	10/1/27		1,020	1,184
Tallahassee FL Utility System Revenue	5.000%	10/1/28		1,000	1,159
Tallahassee FL Utility System Revenue	5.000%	10/1/31		1,250	1,432
Tallahassee FL Utility System Revenue	5.000%	10/1/32		1,335	1,527
Tallahassee FL Utility System Revenue	5.000%	10/1/33		2,000	2,285
Tallahassee FL Utility System Revenue	5.000%	10/1/35		2,100	2,393
Tallahassee FL Utility System Revenue	5.000%	10/1/36		2,100	2,390
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29	(14)	10,000	13,557
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32		2,305	2,593
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		1,220	1,308
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23		1,400	1,541
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28		2,500	3,062
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29		2,500	3,051
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		3,505	4,253
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19		3,580	3,645
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21		18,420	19,068
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22		13,395	13,855
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		14,686	15,918
Tampa FL Hospital Revenue	5.000%	7/1/21		1,000	1,065
Tampa FL Hospital Revenue	5.000%	7/1/22		1,075	1,176
Tampa FL Hospital Revenue	5.000%	7/1/24		1,000	1,087
Tampa FL Hospital Revenue	5.000%	7/1/25		1,935	2,097
Tampa FL Hospital Revenue	5.000%	7/1/26		1,500	1,623
Tampa FL Hospital Revenue	5.000%	7/1/27		1,000	1,080
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26		1,400	1,624
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30		1,650	1,887
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32		1,880	2,138
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33		2,340	2,655
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34		2,505	2,834
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35		1,680	1,898
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/32		605	669
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/33		625	684
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/34		650	709
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/35		680	739
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/36		705	761
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/37		5,000	5,369
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	2,300	2,525
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/34		1,250	1,360
University of South Florida Financing Corp. COP	5.000%	7/1/30		6,085	7,027
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,125	1,295
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,000	1,211
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,000	1,146
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,500	1,808
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		1,110	1,269
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30		1,835	2,090
Volusia County FL School Board COP	5.000%	8/1/23		1,000	1,128
Volusia County FL School Board COP	5.000%	8/1/24		635	733
Volusia County FL School Board COP	5.000%	8/1/25		1,675	1,931
Volusia County FL School Board COP	5.000%	8/1/27		1,835	2,104
Volusia County FL School Board COP	5.000%	8/1/28		1,650	1,885
Volusia County FL School Board COP	5.000%	8/1/29		2,350	2,682
Volusia County FL School Board COP	5.000%	8/1/30		3,895	4,429
Volusia County FL School Board COP	5.000%	8/1/31		2,375	2,696
Winter Park FL Water & Sewer Revenue	5.000%	12/1/19	(Prere.)	1,975	2,014
					3,267,822
Georgia (2.7%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27		2,325	2,731
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28		2,500	2,930
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		2,000	2,162
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21		4,000	4,089
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22		10,000	10,228
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		1,795	2,061

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		3,000	3,394
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30		5,000	5,645
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31		5,025	5,662
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32		5,515	6,201
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33		2,000	2,245
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34		2,010	2,252
Atlanta GA Airport Revenue	5.000%	1/1/21		2,000	2,045
Atlanta GA Airport Revenue	5.000%	1/1/22		2,300	2,352
Atlanta GA Airport Revenue	5.000%	1/1/24		1,000	1,148
Atlanta GA Airport Revenue	5.875%	1/1/24		3,145	3,365
Atlanta GA Airport Revenue	5.000%	1/1/26		1,600	1,735
Atlanta GA Airport Revenue	5.000%	1/1/27		1,390	1,505
Atlanta GA Airport Revenue	5.000%	1/1/31		2,525	2,845
Atlanta GA Development Authority Revenue	5.000%	7/1/25		2,530	2,988
Atlanta GA Development Authority Revenue	5.000%	7/1/27		1,000	1,177
Atlanta GA Development Authority Revenue	5.000%	7/1/28		1,355	1,592
Atlanta GA Development Authority Revenue	5.000%	7/1/30		1,280	1,489
Atlanta GA GO	5.250%	12/1/19	(12)	4,925	5,030
Atlanta GA GO	5.250%	12/1/20	(12)	3,280	3,350
Atlanta GA GO	4.875%	12/1/26		7,450	8,671
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	1,000	1,022
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20		1,370	1,439
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22	(4)	9,800	10,741
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23		3,150	3,608
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24		3,075	3,612
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		2,500	2,969
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25	(4)	6,565	8,196
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26	(4)	15,240	19,513
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	5,610	7,347
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34		2,265	2,511
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		3,260	3,927
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		6,200	7,469
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35		2,250	2,487
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,801
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		5,490	6,325
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,801
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36		2,750	3,029
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		14,000	16,748
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26		9,030	10,937
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27		9,480	11,657
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28		9,960	12,199
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/29		1,100	1,322
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/30		1,350	1,606
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/32		1,795	2,104
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/33		2,000	2,333
Cherokee County GA Board of Education GO	5.000%	8/1/31		1,550	1,853
Cherokee County GA Board of Education GO	5.000%	8/1/33		1,780	2,114
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20		750	778
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30		3,285	3,860
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31		3,225	3,760
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/20	(Prere.)	7,500	7,761
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/20	(Prere.)	1,100	1,146
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25		400	463
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26		700	826
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27		900	1,078
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28		1,000	1,192
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29		1,640	1,945
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30		1,230	1,448
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32		2,250	2,617
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33		2,445	2,831
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34		3,350	3,868
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35		2,500	2,879
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36		4,300	4,937
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37		4,500	5,150
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29		1,280	1,552
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30		1,000	1,202
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32		1,000	1,087

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34		1,000	1,172
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36		1,160	1,348
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22		1,675	1,838
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23		1,975	2,166
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24		1,000	1,093
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27		6,880	7,486
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20		1,400	1,426
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23		1,410	1,530
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24		1,500	1,626
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31		2,225	2,397
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32		4,000	4,310
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23		11,395	11,438
Forsyth County GA GO	5.000%	3/1/20		2,145	2,206
Forsyth County GA School District GO	5.000%	2/1/26		1,250	1,513
Forsyth County GA School District GO	5.000%	2/1/27		1,000	1,235
Forsyth County GA School District GO	5.000%	2/1/28		1,020	1,284
Forsyth County GA School District GO	5.000%	2/1/33		3,285	4,014
Forsyth County GA School District GO	5.000%	2/1/34		2,500	3,045
Forsyth County GA School District GO	5.000%	2/1/35		3,790	4,603
Forsyth County GA School District GO	5.000%	2/1/36		3,250	3,935
Forsyth County GA School District GO	5.000%	2/1/37		2,250	2,715
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/32		1,445	1,787
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/34		1,160	1,422
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/36		1,015	1,235
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/38		1,160	1,402
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19	(Prere.)	6,110	6,137
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20		760	789
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30		3,010	3,539
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32		2,640	3,063
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		400	463
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		540	637
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/27		500	599
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28		560	668
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/29		500	593
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30		870	1,024
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31		900	1,052
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/35		4,700	5,412
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37		2,820	3,227
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25		2,080	2,168
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26		1,680	1,756
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31		7,500	8,108
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33		10,000	11,051
Georgia GO	5.000%	7/1/20		18,505	19,236
Georgia GO	5.000%	7/1/20		3,000	3,119
Georgia GO	5.000%	7/1/20		10,000	10,395
Georgia GO	5.000%	11/1/20		9,240	9,707
Georgia GO	5.000%	10/1/21		8,025	8,671
Georgia GO	5.000%	1/1/22		9,415	10,249
Georgia GO	5.000%	2/1/22		13,435	14,662
Georgia GO	5.000%	2/1/22		6,590	7,192
Georgia GO	4.000%	10/1/22		13,270	14,321
Georgia GO	5.000%	12/1/22		9,000	10,061
Georgia GO	5.000%	1/1/23		6,025	6,751
Georgia GO	5.000%	2/1/23		18,395	20,661
Georgia GO	5.000%	2/1/23		5,025	5,644
Georgia GO	5.000%	7/1/23		20,160	22,270
Georgia GO	5.000%	7/1/24		22,865	26,659
Georgia GO	5.000%	7/1/24		29,915	34,878
Georgia GO	5.000%	12/1/24		10,010	11,792
Georgia GO	5.000%	2/1/25		3,000	3,455
Georgia GO	5.000%	7/1/26		10,000	12,214
Georgia GO	5.000%	2/1/27		10,000	11,477

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Georgia GO	5.000%	2/1/27		14,870	18,368
Georgia GO	5.000%	12/1/27		5,175	6,349
Georgia GO	5.000%	7/1/28		34,000	43,107
Georgia GO	5.000%	7/1/29		15,000	18,895
Georgia GO	5.000%	7/1/32		38,000	47,067
Georgia GO	4.000%	7/1/34		25,675	28,659
Georgia GO	4.000%	7/1/35		9,500	10,563
Georgia GO	3.250%	7/1/37		9,750	9,904
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		12,120	12,987
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24		4,465	4,911
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25		1,300	1,431
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21		2,420	2,616
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26		425	513
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27		650	798
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28		700	856
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29		565	688
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/30		4,365	4,905
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/34		7,330	8,103
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		500	590
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30		500	588
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32		1,000	1,163
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34		1,250	1,443
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36		2,300	2,641
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37		2,100	2,403
Gwinnett County GA School District GO	5.000%	8/1/21		23,000	24,726
Gwinnett County GA School District GO	5.000%	2/1/38		17,000	20,801
Gwinnett County GA School District GO	5.000%	2/1/39		15,000	18,303
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30		5,375	6,090
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34		10,000	11,155
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		450	521
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		630	743
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28		835	996
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19	(Prere.)	1,430	1,442
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19	(Prere.)	1,250	1,260
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19		30	30
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20		23,970	24,570
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		6,765	7,112
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		37,000	38,949
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		10,720	11,553
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33		5,500	6,438
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		2,500	2,916
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	2,118
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,515
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38		2,000	2,432
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		127,300	137,381
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		200,205	216,612
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26	(14)	4,810	5,941
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30		5,225	6,246
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		9,000	10,707
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		14,000	15,592
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34		16,465	18,153
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35		17,095	18,716
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35		5,095	5,996
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		22,080	25,912
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		15,170	15,464
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21		8,205	8,464
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		2,810	2,944
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23		14,615	15,242
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24		11,650	12,155
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25		5,190	5,907
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,605	7,652
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		39,745	45,880
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		16,315	18,833
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	28,000	32,520
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		14,000	16,548
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		8,000	9,456
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30		1,075	1,202
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33		2,115	2,337
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34		2,000	2,205

Intermediate-Term Tax-Exempt Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,500	6,055
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,675	8,042
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	583
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,538
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,516
				1,772,885
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	1,145	1,206
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	4,655	4,944
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	1,175	1,242
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	6,879
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	9,240	10,268
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	7,210	8,125
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	3,000	3,373
Guam Government Business Privilege Tax Revenue	5.000%	11/15/30	3,085	3,400
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26	750	863
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/27	600	698
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	2,065	2,373
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/30	1,000	1,141
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/32	2,230	2,518
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35	1,000	1,119
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36	300	331
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,456
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,405
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,427
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,374
Guam Power Authority Revenue	5.000%	10/1/28	2,585	2,985
Guam Power Authority Revenue	5.000%	10/1/29	5,425	6,225
Guam Power Authority Revenue	5.000%	10/1/30	5,695	6,494
Guam Power Authority Revenue	5.000%	10/1/32	2,680	3,025
Guam Power Authority Revenue	5.000%	10/1/34	1,825	2,044
Guam Power Authority Revenue	5.000%	10/1/35	2,690	3,005
Guam Power Authority Revenue	5.000%	10/1/36	3,525	3,925
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,330
				86,175
Hawaii (1.2%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,499
Hawaii County HI GO	5.000%	9/1/28	1,000	1,196
Hawaii County HI GO	5.000%	9/1/29	2,065	2,462
Hawaii County HI GO	5.000%	9/1/30	1,000	1,186
Hawaii GO	5.000%	10/1/20	5,500	5,764
Hawaii GO	5.000%	10/1/20	9,910	10,385
Hawaii GO	5.000%	12/1/20	4,480	4,720
Hawaii GO	5.000%	10/1/21	7,715	8,332
Hawaii GO	5.000%	10/1/21	3,215	3,472
Hawaii GO	5.000%	11/1/22	11,255	12,537
Hawaii GO	5.000%	12/1/22	10,125	10,979
Hawaii GO	5.000%	8/1/24	14,970	17,441
Hawaii GO	5.000%	8/1/24	8,970	10,451
Hawaii GO	5.000%	10/1/24	10,010	11,710
Hawaii GO	5.000%	11/1/24	22,305	24,805
Hawaii GO	5.000%	4/1/25	19,785	23,424
Hawaii GO	5.000%	8/1/25	2,500	2,911
Hawaii GO	5.000%	8/1/25	4,105	4,781
Hawaii GO	5.000%	10/1/25	3,530	4,227
Hawaii GO	5.000%	10/1/25	12,000	14,370
Hawaii GO	4.000%	4/1/26	26,025	29,750
Hawaii GO	5.000%	8/1/26	1,400	1,627
Hawaii GO	5.000%	1/1/27	7,990	9,803
Hawaii GO	5.000%	1/1/28	18,325	22,873
Hawaii GO	4.000%	4/1/28	5,000	5,658
Hawaii GO	5.000%	5/1/28	14,890	18,300
Hawaii GO	5.000%	10/1/28	7,985	9,686
Hawaii GO	5.000%	10/1/28	9,000	10,917
Hawaii GO	4.000%	4/1/29	10,000	11,226
Hawaii GO	5.000%	8/1/29	8,500	9,811
Hawaii GO	5.000%	8/1/29	31,900	35,875
Hawaii GO	5.000%	10/1/29	7,000	8,439
Hawaii GO	5.000%	1/1/30	6,000	7,529
Hawaii GO	4.000%	4/1/30	21,685	24,059
Hawaii GO	4.000%	5/1/30	13,765	15,479

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Hawaii GO	4.000%	10/1/30		11,500	12,806
	Hawaii GO	5.000%	1/1/31		6,000	7,470
	Hawaii GO	4.000%	4/1/31		21,410	23,557
	Hawaii GO	4.000%	5/1/31		14,060	15,609
	Hawaii GO	4.000%	5/1/32		12,160	13,453
	Hawaii GO	4.000%	10/1/32		5,285	5,829
	Hawaii GO	5.000%	1/1/33		10,750	13,016
	Hawaii GO	5.000%	8/1/33		2,865	3,264
	Hawaii GO	4.000%	1/1/34		8,740	9,650
	Hawaii GO	5.000%	1/1/34		8,745	10,554
	Hawaii GO	4.000%	10/1/34		5,760	6,259
	Hawaii GO	5.000%	1/1/36		13,000	15,825
	Hawaii GO	5.000%	1/1/36		22,345	26,807
	Hawaii GO	5.000%	1/1/38		6,000	7,241
	Hawaii Highway Revenue	5.000%	1/1/32		2,180	2,487
	Hawaii Pacific Health Revenue	5.625%	7/1/20	(Prere.)	2,345	2,451
	Honolulu HI City & County GO	5.000%	10/1/20		3,675	3,849
	Honolulu HI City & County GO	5.000%	10/1/20		5,015	5,253
	Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	5,000	5,363
	Honolulu HI City & County GO	5.000%	10/1/22		1,100	1,224
	Honolulu HI City & County GO	5.000%	10/1/22		4,015	4,466
	Honolulu HI City & County GO	5.000%	10/1/22		4,220	4,694
	Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	3,500	3,889
	Honolulu HI City & County GO	5.000%	11/1/22		3,210	3,580
	Honolulu HI City & County GO	5.000%	8/1/24		4,535	4,865
	Honolulu HI City & County GO	5.000%	10/1/26		7,500	8,963
	Honolulu HI City & County GO	5.000%	10/1/26		5,100	6,095
	Honolulu HI City & County GO	5.000%	8/1/27		5,500	5,891
	Honolulu HI City & County GO	5.000%	10/1/27		4,020	4,788
	Honolulu HI City & County GO	5.000%	10/1/28		4,000	4,747
	Honolulu HI City & County GO	5.000%	10/1/28		8,415	9,986
	Honolulu HI City & County GO	5.000%	10/1/29		2,270	2,681
	Honolulu HI City & County GO	4.000%	10/1/31		6,220	6,859
	Honolulu HI City & County GO	5.000%	10/1/31		12,690	14,842
	Honolulu HI City & County GO	4.000%	10/1/32		6,705	7,367
	Honolulu HI City & County GO	5.000%	9/1/34		8,035	9,634
	Honolulu HI City & County GO	4.000%	9/1/36		2,910	3,215
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26		3,000	3,571
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28		6,175	6,879
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		10,000	11,087
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		8,220	9,616
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		18,060	21,037
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34		6,765	7,822
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35		6,835	7,886
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36		3,000	3,580
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/38		7,230	7,820
						788,511
Idaho (0.1%)
3	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34		4,425	4,643
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/28		4,060	4,924
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/29		4,810	5,783
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/30		4,525	5,402
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24		1,520	1,773
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25		2,750	3,232
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30		3,250	3,518
	Idaho Housing & Finance Association RAN	4.750%	7/15/19		5,000	5,030
	Idaho Housing & Finance Association RAN	5.000%	7/15/25		2,070	2,437
	Idaho Housing & Finance Association RAN	5.000%	7/15/26		1,010	1,210
	Idaho Housing & Finance Association RAN	5.000%	7/15/27		5,345	6,500
						44,452
Illinois (6.1%)
	Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/31		1,595	1,843
	Chicago IL Board of Education GO	0.000%	12/1/19	(14)	5,610	5,519
	Chicago IL Board of Education GO	5.000%	12/1/19		3,585	3,633
	Chicago IL Board of Education GO	6.000%	1/1/20	(14)	2,700	2,755
	Chicago IL Board of Education GO	5.000%	12/1/21		20,000	20,985
	Chicago IL Board of Education GO	5.500%	12/1/21	(4)(2)	4,090	4,393
	Chicago IL Board of Education GO	5.000%	12/1/22		2,775	2,941
	Chicago IL Board of Education GO	5.000%	12/1/22		12,000	12,717
	Chicago IL Board of Education GO	5.500%	12/1/22	(4)	9,625	10,598
	Chicago IL Board of Education GO	5.000%	12/1/23		15,000	16,062

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL Board of Education GO	5.000%	12/1/24		20,000	21,528
Chicago IL Board of Education GO	5.000%	12/1/25		11,000	11,881
Chicago IL Board of Education GO	0.000%	12/1/26	(14)	5,000	3,815
Chicago IL Board of Education GO	5.000%	12/1/26	(4)	3,500	4,059
Chicago IL Board of Education GO	5.000%	12/1/26		10,800	11,736
Chicago IL Board of Education GO	7.000%	12/1/26		19,500	23,463
Chicago IL Board of Education GO	5.000%	12/1/27	(4)	2,750	3,227
Chicago IL Board of Education GO	5.000%	12/1/27		1,000	1,090
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	10,270	7,175
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	4,320	3,018
Chicago IL Board of Education GO	5.000%	12/1/28	(4)	3,000	3,554
Chicago IL Board of Education GO	5.000%	12/1/29	(4)	2,500	2,941
Chicago IL Board of Education GO	0.000%	12/1/30	(14)	1,000	631
Chicago IL Board of Education GO	5.000%	4/1/33		1,200	1,337
Chicago IL Board of Education GO	5.000%	12/1/33		20,500	21,274
Chicago IL Board of Education GO	5.000%	4/1/34		1,535	1,703
Chicago IL Board of Education GO	5.000%	4/1/35		1,615	1,783
Chicago IL Board of Education GO	5.250%	12/1/35		12,095	12,832
Chicago IL Board of Education GO	5.000%	4/1/37		1,350	1,481
Chicago IL Board of Education GO	5.000%	4/1/38		1,700	1,860
Chicago IL GO	0.000%	1/1/24		4,000	3,421
Chicago IL GO	5.000%	1/1/26		11,835	13,094
Chicago IL GO	5.000%	1/1/26		1,660	1,808
Chicago IL GO	5.000%	1/1/26		1,050	1,144
Chicago IL GO	5.000%	1/1/27		9,000	9,992
Chicago IL GO	5.000%	1/1/27	(14)	4,400	4,415
Chicago IL GO	5.000%	1/1/28		6,000	6,709
Chicago IL GO	5.000%	1/1/28	(14)	4,400	4,415
Chicago IL GO	5.000%	1/1/29		3,000	3,370
Chicago IL GO	5.500%	1/1/30		750	832
Chicago IL GO	5.000%	1/1/31		2,000	2,216
Chicago IL GO	5.500%	1/1/35		8,000	9,071
Chicago IL GO	5.000%	1/1/39		7,915	8,462
Chicago IL GO	5.000%	1/1/40		1,335	1,423
Chicago IL Housing Authority Revenue	5.000%	1/1/27		3,765	4,474
Chicago IL Housing Authority Revenue	5.000%	1/1/28		2,000	2,402
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,486
Chicago IL Housing Authority Revenue	5.000%	1/1/31		1,250	1,477
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,885	2,203
Chicago IL Housing Authority Revenue	5.000%	1/1/34		4,205	4,896
Chicago IL Housing Authority Revenue	5.000%	1/1/36		6,140	7,106
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		35,000	37,630
Chicago IL Midway Airport Revenue	5.000%	1/1/23		2,500	2,768
Chicago IL Midway Airport Revenue	5.000%	1/1/24		3,415	3,867
Chicago IL Midway Airport Revenue	5.000%	1/1/26		6,140	6,783
Chicago IL Midway Airport Revenue	5.000%	1/1/32		10,000	11,112
Chicago IL Midway Airport Revenue	5.000%	1/1/33		10,000	11,088
Chicago IL Midway Airport Revenue	5.000%	1/1/34		6,725	7,444
Chicago IL Midway Airport Revenue	5.000%	1/1/35		2,200	2,430
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23		1,200	1,276
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24		1,110	1,196
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27		3,500	3,717
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28		3,000	3,180
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29		2,000	2,113
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	13,495	14,365
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	10,000	10,644
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		3,000	3,263
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		1,250	1,406
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		5,500	6,408
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		7,410	8,046
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25		1,500	1,699
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		4,025	4,364
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,260	1,498
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,000	1,189
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,131
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		32,400	39,158
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,560	3,854
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		1,185	1,432
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27		2,435	2,749
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		10,775	12,479
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		3,000	3,244

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,130	1,360
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		2,010	2,419
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28		5,000	6,121
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		2,000	2,346
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		10,300	11,881
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		3,000	3,238
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		900	1,076
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,825	2,183
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	(4)	2,300	2,540
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		5,700	6,651
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,220	3,471
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		1,500	1,782
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30		3,000	3,624
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		13,065	15,167
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		22,500	25,722
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,900	3,123
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		720	851
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,030	2,398
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31		3,595	4,315
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		3,500	4,049
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		4,750	5,495
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		10,000	11,386
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		4,750	5,477
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		20,040	22,761
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		10,010	11,743
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33	(4)	1,000	1,105
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		18,750	21,552
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		10,010	11,702
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		12,250	14,048
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		11,930	13,681
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		10,500	12,242
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		8,750	10,010
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		3,000	3,586
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,040	1,186
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		10,885	12,418
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		5,000	5,796
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,000	3,573
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		3,000	3,561
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		11,000	13,022
Chicago IL O’Hare International Airport Revenue VRDO	2.410%	5/7/19	LOC	30,600	30,600
Chicago IL Park District GO	5.000%	1/1/21		2,000	2,088
Chicago IL Park District GO	5.000%	1/1/25		4,425	4,671
Chicago IL Park District GO	5.000%	1/1/25		625	699
Chicago IL Park District GO	5.000%	1/1/26		515	584
Chicago IL Park District GO	5.000%	1/1/27		2,085	2,378
Chicago IL Park District GO	5.000%	1/1/27		1,000	1,135
Chicago IL Park District GO	5.000%	1/1/28		1,420	1,633
Chicago IL Park District GO	5.000%	1/1/28		1,000	1,132
Chicago IL Park District GO	5.000%	1/1/29		785	884
Chicago IL Park District GO	5.000%	1/1/30		4,500	5,164
Chicago IL Park District GO	5.000%	1/1/30		1,000	1,120
Chicago IL Park District GO	5.000%	1/1/31		1,445	1,566
Chicago IL Park District GO	5.000%	1/1/31		1,600	1,828
Chicago IL Park District GO	5.000%	1/1/31		5,570	6,364
Chicago IL Park District GO	5.000%	1/1/31		1,000	1,114
Chicago IL Park District GO	5.000%	1/1/31		2,000	2,229
Chicago IL Park District GO	5.000%	1/1/32		2,625	2,838
Chicago IL Park District GO	5.000%	1/1/32		5,000	5,684
Chicago IL Park District GO	5.000%	1/1/32		5,545	6,304
Chicago IL Park District GO	5.000%	1/1/33		1,000	1,079
Chicago IL Park District GO	5.000%	1/1/33		1,095	1,181
Chicago IL Park District GO	5.000%	1/1/33		2,620	2,968
Chicago IL Park District GO	5.000%	1/1/33		1,720	1,948
Chicago IL Park District GO	5.000%	1/1/33		5,140	5,823
Chicago IL Park District GO	5.000%	1/1/33		2,000	2,221
Chicago IL Park District GO	5.000%	1/1/34		1,500	1,614
Chicago IL Park District GO	5.000%	1/1/34		1,640	1,849
Chicago IL Park District GO	5.000%	1/1/34		2,000	2,213
Chicago IL Park District GO	5.000%	1/1/35		1,075	1,154
Chicago IL Park District GO	5.000%	1/1/35		1,775	1,992
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28		4,835	5,011

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29		5,170	5,354
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30		2,770	2,867
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		2,075	2,413
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		1,035	1,204
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		31,170	31,991
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		13,085	13,430
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28		30,225	31,000
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19		9,915	10,090
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		10,000	10,614
3	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	2.420%	5/7/19		15,380	15,380
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,460	2,701
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26		3,100	3,589
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27		2,545	2,968
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,675	1,856
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		3,330	3,859
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		9,030	10,464
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30		1,450	1,595
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31		2,000	2,191
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32		1,875	2,048
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33		2,525	2,748
	Chicago IL Water Revenue	5.000%	11/1/23		1,750	1,908
	Chicago IL Water Revenue	5.000%	11/1/24		1,585	1,724
	Chicago IL Water Revenue	5.000%	11/1/25		2,665	2,890
	Chicago IL Water Revenue	5.000%	11/1/26		2,125	2,297
	Chicago IL Water Revenue	5.000%	11/1/28		5,550	5,992
	Chicago IL Water Revenue	5.000%	11/1/30		3,590	3,871
	Chicago IL Water Revenue	5.000%	11/1/31		3,000	3,228
	Chicago IL Water Revenue	5.000%	11/1/32		3,075	3,304
	Chicago IL Waterworks Revenue	5.000%	11/1/19	(4)	6,855	6,872
	Chicago IL Waterworks Revenue	5.000%	11/1/22		1,425	1,564
	Chicago IL Waterworks Revenue	5.000%	11/1/27		10,395	12,292
	Chicago IL Waterworks Revenue	5.000%	11/1/29		7,050	8,245
	Chicago IL Waterworks Revenue	5.000%	11/1/29		1,030	1,151
	Chicago IL Waterworks Revenue	5.000%	11/1/31		2,000	2,228
	Chicago IL Waterworks Revenue	5.000%	11/1/33		2,040	2,263
	Cook County IL Community College District GO	5.000%	12/1/24		2,000	2,153
	Cook County IL Community College District GO	5.250%	12/1/26		2,065	2,210
	Cook County IL Community College District GO	5.250%	12/1/27		2,000	2,133
	Cook County IL Community College District GO	5.250%	12/1/28		2,020	2,147
	Cook County IL Forest Preservation District GO	5.000%	12/15/24		1,520	1,632
	Cook County IL Forest Preservation District GO	5.000%	12/15/25		1,000	1,071
	Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,485	2,652
	Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,225	2,375
	Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,605	2,771
	Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,335	2,484
	Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,240	2,379
	Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,455	2,607
	Cook County IL Forest Preservation District GO	5.000%	12/15/32		5,000	5,291
	Cook County IL GO	5.000%	11/15/20		7,500	7,625
	Cook County IL GO	5.000%	11/15/21		5,410	5,498
	Cook County IL GO	5.250%	11/15/25		4,700	5,040
	Cook County IL GO	5.000%	11/15/26	(4)	2,500	2,973
	Cook County IL GO	5.250%	11/15/28		35,500	37,884
	Cook County IL GO	5.000%	11/15/34		1,180	1,316
	Cook County IL GO	5.000%	11/15/35		1,025	1,140
	Cook County IL Sales Tax Revenue VRDO	2.150%	5/7/19	LOC	56	56
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24		1,750	1,964
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25		1,820	2,037
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26		4,575	5,102
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27		2,000	2,226
	Evanston IL GO	3.500%	12/1/38		2,000	1,994
	Evanston IL GO	3.500%	12/1/39	(15)	2,000	2,023
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23		1,000	1,130
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24		1,210	1,399
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28		3,885	4,446
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29		5,010	5,710
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	11/1/30		7,000	8,194
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20		6,595	6,760
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30		3,020	3,264
	Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31		10,000	10,742
3	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	2.420%	5/7/19	(12)	7,200	7,200

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Carle Foundation) VRDO	2.310%	5/7/19	LOC	23,700	23,700
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27		15,000	16,491
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28		1,290	1,482
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32		7,575	8,235
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34		5,000	5,628
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/19	(Prere.)	17,920	18,219
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/19	(Prere.)	15,000	15,259
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	2.300%	5/8/19	LOC	4,150	4,150
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,000	1,086
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31		2,560	2,724
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		6,000	7,141
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34		6,000	7,078
Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35		5,000	5,883
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28		2,085	2,474
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29		2,030	2,398
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30		1,010	1,186
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35		5,000	5,644
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		6,430	7,234
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37		6,500	7,272
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23		1,000	1,033
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27		3,070	3,140
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33		8,765	8,926
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		2,000	2,102
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36		1,000	1,109
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	2.310%	5/7/19	LOC	30,985	30,985
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	2.310%	5/7/19	LOC	35,830	35,830
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25		8,750	9,516
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26		3,670	3,981
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27		1,495	1,618
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28		1,570	1,696
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29		1,650	1,779
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30		1,730	1,863
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31		1,815	1,952
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32		1,905	2,047
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/33		2,300	2,724
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/36		7,605	8,879
Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/37		6,865	7,971
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23		1,245	1,401
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28		7,900	8,500
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31		6,525	6,865
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32		10,000	10,472
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33		3,955	4,461
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34		3,500	3,935
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/19	(Prere.)	9,000	9,105
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33		5,050	5,754
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35		5,500	6,228
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36		2,500	2,818
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/27		3,170	3,876
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/28		3,225	3,957
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/29		2,250	2,740
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/36		2,300	2,483
Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/37		2,500	2,686
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19	(Prere.)	10,000	10,019
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		2,040	2,227
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		3,750	4,091
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23		1,050	1,189
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24		5,070	5,400
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24		1,850	2,139
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25		2,025	2,381
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26		1,020	1,203
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28		1,250	1,448
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29		2,000	2,301
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30		2,300	2,654
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31		2,190	2,297
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30		24,070	24,788
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24		5,065	5,796
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25		8,000	9,351
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26		8,000	9,546
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27		10,000	12,134
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28		13,750	16,601
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32		10,000	11,748

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33		1,800	1,954
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30		2,540	2,701
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31		2,065	2,180
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32		2,000	2,103
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19	(Prere.)	7,000	7,000
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25		2,870	3,343
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26		4,000	4,640
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27		4,030	4,652
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28		4,000	4,588
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/30		4,000	4,552
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25		1,015	1,167
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		2,700	3,002
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/20	(Prere.)	7,000	7,207
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29		1,890	2,207
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30		1,550	1,800
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35		600	626
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37		1,180	1,257
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19		11,605	11,713
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	(Prere.)	3,355	3,497
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		3,185	3,315
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		6,645	6,910
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24		1,145	1,322
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26		1,700	2,041
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,010	2,231
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,154
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		5,265	6,002
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		4,000	4,304
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24		5,195	5,584
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25		2,990	3,212
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26		3,500	3,758
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		15,000	17,221
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		4,400	4,714
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		12,250	14,044
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		4,250	4,550
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		5,250	5,617
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		15,000	17,155
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		5,300	5,668
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		15,000	17,138
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		1,050	1,122
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		28,975	33,010
Illinois GO	5.000%	6/1/19		3,015	3,022
Illinois GO	5.000%	11/1/19		8,200	8,320
Illinois GO	5.000%	1/1/20	(4)	8,635	8,790
Illinois GO	5.000%	8/1/20		2,000	2,063
Illinois GO	5.000%	11/1/20		115,875	120,245
Illinois GO	5.000%	1/1/21	(4)	21,470	21,879
Illinois GO	5.250%	1/1/21		7,525	7,857
Illinois GO	5.000%	5/1/21		4,785	5,014
Illinois GO	5.000%	8/1/21		25,000	26,337
Illinois GO	5.000%	11/1/21		75,600	80,077
Illinois GO	5.000%	1/1/22		3,180	3,223
Illinois GO	5.000%	2/1/22		5,230	5,545
Illinois GO	5.000%	2/1/22		7,740	8,206
Illinois GO	5.000%	7/1/22		7,050	7,535
Illinois GO	5.000%	8/1/22		10,000	10,705
Illinois GO	5.000%	8/1/22	(4)	11,720	12,615
Illinois GO	5.000%	10/1/22		5,385	5,783
Illinois GO	5.000%	10/1/22		13,500	14,498
Illinois GO	5.000%	11/1/22		10,000	10,757
Illinois GO	5.000%	11/1/22		54,800	58,947
Illinois GO	5.000%	2/1/23		8,500	9,089
Illinois GO	5.000%	2/1/23		7,000	7,485
Illinois GO	5.000%	7/1/23		6,120	6,586
Illinois GO	5.000%	8/1/23		17,050	18,372
Illinois GO	5.000%	10/1/23		4,500	4,861
Illinois GO	5.000%	10/1/23		5,000	5,401
Illinois GO	5.000%	11/1/23		37,555	40,617
Illinois GO	4.000%	1/1/24		4,860	4,936
Illinois GO	5.000%	1/1/24		14,060	15,178
Illinois GO	5.000%	2/1/24		6,270	6,776
Illinois GO	4.000%	5/1/24		10,000	10,296

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.500%	7/1/24		19,000	20,693
Illinois GO	5.000%	8/1/24		25,335	26,803
Illinois GO	5.000%	10/1/24		3,000	3,271
Illinois GO	5.000%	10/1/24		3,000	3,271
Illinois GO	5.000%	11/1/24		38,000	41,473
Illinois GO	5.000%	2/1/25		3,250	3,531
Illinois GO	5.000%	2/1/25		3,775	4,046
Illinois GO	5.000%	11/1/25		18,275	20,016
Illinois GO	5.000%	1/1/26		2,115	2,312
Illinois GO	5.000%	2/1/26		11,175	11,960
Illinois GO	5.000%	4/1/26	(4)	16,175	17,611
Illinois GO	5.500%	7/1/26		7,000	7,579
Illinois GO	5.000%	10/1/26		4,800	5,280
Illinois GO	5.000%	11/1/26		51,315	56,478
Illinois GO	5.000%	12/1/26		8,390	9,239
Illinois GO	5.000%	4/1/27		3,840	4,107
Illinois GO	5.500%	7/1/27		8,000	8,642
Illinois GO	5.000%	12/1/27		10,560	11,677
Illinois GO	5.000%	2/1/28		10,305	11,341
Illinois GO	5.000%	4/1/28	(4)	4,515	4,899
Illinois GO	5.250%	7/1/28		2,710	2,895
Illinois GO	5.000%	10/1/28		4,000	4,429
Illinois GO	5.000%	11/1/28		14,000	15,465
Illinois GO	5.250%	2/1/29		8,750	9,385
Illinois GO	5.000%	3/1/29		23,000	23,934
Illinois GO	5.000%	10/1/29		4,000	4,423
Illinois GO	5.250%	2/1/30		13,000	13,890
Illinois GO	5.000%	10/1/30		3,000	3,294
Illinois GO	5.000%	1/1/31		11,000	11,375
Illinois GO	5.000%	3/1/31		7,985	8,270
Illinois GO	5.250%	7/1/31		6,000	6,348
Illinois GO	5.000%	11/1/32		9,200	9,880
Illinois GO	4.000%	6/1/33		20,880	20,723
Illinois GO	5.500%	7/1/33	(4)	3,300	3,619
Illinois GO	5.000%	10/1/33		3,000	3,259
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	2.460%	5/7/19	LOC	29,290	29,290
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		1,155	1,336
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22	(4)	5,000	5,661
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23	(14)	5,025	5,833
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	11,475	13,435
Illinois Sales Tax Revenue	5.000%	6/15/19		6,045	6,066
Illinois Sales Tax Revenue	5.000%	6/15/20		3,910	3,924
Illinois Sales Tax Revenue	5.375%	6/15/20		9,635	9,972
Illinois Sales Tax Revenue	5.000%	6/15/21		15,115	15,925
Illinois Sales Tax Revenue	5.000%	6/15/27	(15)	10,245	11,577
Illinois Sales Tax Revenue	5.000%	6/15/28	(15)	13,485	15,167
Illinois Sales Tax Revenue	5.000%	6/15/36		4,000	4,376
Illinois Sales Tax Revenue	5.000%	6/15/37		4,000	4,357
Illinois Sales Tax Revenue	5.000%	6/15/38		5,000	5,426
Illinois Sports Facility Authority Revenue	0.000%	6/15/25	(2)	9,615	7,718
Illinois Toll Highway Authority Revenue	5.000%	1/1/22		4,100	4,454
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		12,800	14,272
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		6,000	7,271
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		1,250	1,387
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		10,000	12,275
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		1,250	1,381
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		2,500	2,551
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		10,400	12,927
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,500	3,868
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		23,100	28,306
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		5,245	5,779
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,100	6,972
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,410	1,588
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		21,750	26,403
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		8,000	8,807
Illinois Toll Highway Authority Revenue	5.000%	12/1/31		12,055	13,948
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		9,000	9,897
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		7,055	8,141
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		11,100	12,618
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		2,500	2,801
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		9,000	9,875

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34		2,000	2,302
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34		11,700	13,271
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34		3,860	4,313
	Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,060	2,365
	Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,500	2,963
	Illinois Toll Highway Authority Revenue	5.000%	1/1/36		2,500	2,954
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37		2,000	2,355
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38		4,500	5,284
	Illinois Toll Highway Authority Revenue VRDO	2.380%	5/7/19	LOC	1,000	1,000
	Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21		1,760	1,850
	Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	(14)	5,000	4,931
	Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	(14)	5,690	5,393
	McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31		3,500	3,803
	McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32		4,000	4,348
	McHenry County IL Conservation District GO	5.000%	2/1/22		3,100	3,360
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	6,000	5,612
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	21,155	18,596
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	23,795	20,231
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25	(14)	29,835	24,498
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	10,735	8,807
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	9,420	7,419
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	40,000	27,753
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	115	80
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	9,000	4,193
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/19	(ETM)	6,415	6,402
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/19	(14)	31,990	31,902
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	755	691
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	31,785	27,941
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		4,250	4,724
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		29,840	31,445
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		2,270	2,565
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	44,255	28,551
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	72,685	45,965
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/31		675	749
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	25,135	15,540
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/32		600	664
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	41,400	24,527
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	7,500	4,360
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/33		450	497
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/34		520	572
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	11,990	5,893
5	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37		1,800	1,076
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,300	1,500
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25		3,015	3,536
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		4,115	4,890
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27		2,080	2,453
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/28		6,160	7,209
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31		2,325	2,478
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		2,215	2,354
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	38,000	40,972
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	10,000	10,884
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		23,165	27,366
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27		10,780	12,671

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/28		3,725	4,361
Romeoville IL GO	5.000%	12/30/26		3,480	4,187
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/25		3,850	4,487
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/26		3,500	4,157
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/27		3,615	4,360
Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		8,750	10,698
Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26	(12)	2,525	2,095
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30		10,000	10,300
Springfield IL Water Revenue	5.000%	3/1/29		2,525	2,727
Springfield IL Water Revenue	5.000%	3/1/30		2,000	2,158
Springfield IL Water Revenue	5.000%	3/1/31		2,785	3,004
Springfield IL Water Revenue	5.000%	3/1/32		3,035	3,273
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21		3,430	3,529
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22		6,015	6,178
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29		2,075	2,312
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30		2,000	2,221
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30		5,000	5,133
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31		2,420	2,679
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33		2,000	2,205
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34		2,000	2,200
University of Illinois COP	4.000%	8/15/19		10,000	10,061
University of Illinois COP	4.000%	10/1/19		5,115	5,160
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/26	(4)	990	1,088
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/28	(4)	1,075	1,179
Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/29	(4)	2,749	2,994
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23		1,715	1,861
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24		7,950	8,615
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25		3,405	3,691
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28		9,900	10,377
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29		5,920	4,101
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30		5,680	3,748
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		5,500	5,736
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,514
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24		7,980	7,025
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25		4,065	3,466
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26		3,645	3,001
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27		2,000	1,586
					4,001,163
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32		8,155	9,589
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,110	10,690
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34		9,640	11,275
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36		13,470	15,531
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23	(4)	2,480	2,782
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		1,000	1,176
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/27		750	887
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/27		1,320	1,573
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/28		750	904
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/30		1,250	1,484
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/30		1,000	1,185
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/31		1,000	1,176
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/31		1,000	1,173
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/32		1,250	1,458
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/33		1,000	1,162
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/35		1,250	1,441
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21		245	263
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20		4,370	4,383
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		1,295	1,412
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24		2,500	2,787
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25		2,500	2,781
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26		2,500	2,776
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27		2,500	2,770
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24		1,420	1,660
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26		1,030	1,198
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27		1,000	1,158
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28		2,600	2,997

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30		1,000	1,140
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		3,000	3,426
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34		18,515	21,087
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35		19,220	21,878
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26		1,445	1,740
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29		1,380	1,721
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22	(Prere.)	95	104
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/29		2,915	3,157
Indiana Finance Authority Revenue	5.000%	2/1/21		3,430	3,633
Indiana Finance Authority Revenue	5.000%	2/1/23		11,100	12,463
Indiana Finance Authority Revenue	5.000%	2/1/26		5,665	6,674
Indiana Finance Authority Revenue	5.000%	2/1/27		4,140	5,049
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/25		1,860	2,089
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/26		1,000	1,136
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/38		2,000	2,211
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21		1,225	1,291
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22		1,000	1,081
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24		2,000	2,170
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25		1,000	1,084
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29		1,915	2,251
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30		3,250	3,495
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30		1,260	1,471
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31		1,665	1,933
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36		2,000	2,275
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		5,825	7,039
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		6,475	7,824
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,320	7,749
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,785	8,319
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,700	8,134
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,970	8,462
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		7,400	8,915
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		4,000	4,819
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		19,250	23,027
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		22,000	26,098
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/32		19,705	23,281
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		16,850	18,037
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36		11,140	11,884
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/37		6,220	6,615
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27		3,040	3,634
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29		5,000	5,928
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		6,000	7,091
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31		10,130	11,958
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32		9,150	10,154
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/20	(Prere.)	6,295	6,611
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		2,835	3,056
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24		1,000	1,159
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27		1,000	1,160
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28		2,180	2,523
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		5,000	5,521
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		2,295	2,650
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30		5,490	6,049
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31		3,325	3,653
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		10,020	10,797
Indiana Municipal Power Agency Revenue	5.000%	1/1/30		3,985	4,862
Indiana Municipal Power Agency Revenue	5.000%	1/1/31		5,265	6,378
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		7,245	8,492
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		6,320	7,586
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		19,000	22,197
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		4,085	4,884
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		20,080	23,385
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		1,315	1,567
Indiana Municipal Power Agency Revenue	5.000%	1/1/36		12,500	14,511
Indiana Municipal Power Agency Revenue	5.000%	1/1/37		2,410	2,848
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19	(14)	2,515	2,530
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,076
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,076
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,560	1,678
Indiana University Student Fee Revenue	5.000%	8/1/21		4,500	4,838
Indiana University Student Fee Revenue	5.000%	8/1/22		6,370	7,056
Indiana University Student Fee Revenue	5.000%	8/1/23		3,510	3,887

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Indiana University Student Fee Revenue	5.000%	8/1/24		2,175	2,406
	Indiana University Student Fee Revenue	5.000%	8/1/25		2,040	2,254
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/26		2,555	3,110
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/27		1,960	2,427
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/28		1,750	2,199
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/29		3,045	3,798
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/30		5,075	6,281
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35		7,000	8,467
	Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/36		10,000	12,034
	Indianapolis IN Department of Public Utilities Water System Revenue Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/37		4,500	5,389
	Indianapolis IN Gas Utility Revenue	5.000%	8/15/21	(4)	3,530	3,683
	Indianapolis IN Gas Utility Revenue	5.000%	8/15/22	(4)	15,655	16,312
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20		1,595	1,633
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20		5,050	5,064
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21		8,590	8,793
	Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22		7,000	7,165
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/27		1,500	1,837
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/31		2,110	2,617
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/32		1,000	1,233
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/33		1,500	1,844
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/34		2,450	3,001
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/35		1,910	2,330
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/36		3,500	4,255
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/37		3,000	3,630
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	4.000%	2/1/38		2,250	2,464
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	4,285	4,381
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	3,535	3,614
	Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	7,000	7,157
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/28		4,065	4,315
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/29		4,370	4,639
	IPS Multi-School Building Corp. Indiana Revenue	4.000%	1/15/27		7,355	8,390
	IPS Multi-School Building Corp. Indiana Revenue	4.000%	7/15/27		7,200	8,256
	IPS Multi-School Building Corp. Indiana Revenue	4.000%	1/15/28		7,645	8,798
	IPS Multi-School Building Corp. Indiana Revenue	4.000%	7/15/28		7,795	9,016
	IPS Multi-School Building Corp. Indiana Revenue	5.000%	7/15/28		8,000	9,254
	Ivy IN Tech Community College Revenue	5.000%	7/1/34		1,600	1,925
	Ivy IN Tech Community College Revenue	5.000%	7/1/35		1,095	1,313
	Ivy IN Tech Community College Revenue	5.000%	7/1/36		1,625	1,941
	Ivy IN Tech Community College Revenue	5.000%	7/1/37		2,175	2,584
	Ivy IN Tech Community College Revenue	5.000%	7/1/38		2,335	2,767
	Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25		4,330	4,818
	Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26		4,855	5,393
	Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20		170	175
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32		1,850	2,194
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33		2,505	2,958
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34		1,590	1,870
	Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36		1,255	1,467
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project)	2.750%	6/1/25		13,000	13,115
	Wayne Township School Building Corp. Marion County Indiana Revenue	5.000%	7/15/25		4,460	5,135
						792,929
Iowa (0.2%)
	Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20	(Prere.)	2,000	2,084
	Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20	(Prere.)	2,000	2,086
	Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19	(Prere.)	5,500	5,556
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		6,250	6,290
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		500	539
3	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		2,955	3,107
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		59,200	63,443
	Iowa Finance Authority Revenue	5.000%	8/1/20		3,000	3,126
	Iowa Special Obligation Revenue	5.000%	6/1/24		4,090	4,741
	Iowa Special Obligation Revenue	5.000%	6/1/27		5,450	6,560
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27		5,985	6,197
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	4,000	4,150
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	1,150	1,193
	Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	2,100	2,179
	Polk County IA GO	4.000%	6/1/22		12,620	13,510
	Polk County IA GO	4.000%	6/1/23		13,050	13,965

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
2	Waukee IA Community School District GO	3.000%	6/1/31		4,700	4,792
2	Waukee IA Community School District GO	3.000%	6/1/32		4,840	4,899
						148,417
Kansas (0.6%)
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27		2,500	2,848
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28		4,010	4,538
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29		3,000	3,374
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30		3,025	3,372
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31		5,750	6,349
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32		2,000	2,396
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33		2,465	2,944
	Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34		2,680	3,191
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/25		355	423
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/26		350	415
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/27		425	503
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/28		635	750
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/29		600	706
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/30		775	908
	Geary County KS Unified School District No. 475 GO	5.000%	9/1/31		650	757
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/33		750	812
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/34		700	755
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/35		2,000	2,152
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/36		2,155	2,312
	Geary County KS Unified School District No. 475 GO	4.000%	9/1/37		1,835	1,962
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26		600	681
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27		500	566
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28		500	563
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29		500	559
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30		500	556
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31		650	721
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27		20,000	22,767
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24		1,045	1,220
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24		1,500	1,751
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29		1,000	1,099
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		1,000	1,093
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/32		650	707
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/33		500	541
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		24,000	25,079
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/21		10,015	10,784
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/22		7,485	8,293
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		10,000	11,658
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		2,310	2,749
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		13,300	15,468
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		14,000	16,244
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/28		11,400	13,189
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/29		15,525	17,894
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/37		9,875	11,716
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.375%	3/1/30		1,000	1,028
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/31		1,000	1,024
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University Health System)	5.000%	3/1/34		2,015	2,062
	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/19	(Prere.)	230	234
	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29		10,205	10,399
3	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	2.350%	5/7/19		8,000	8,000
	Kansas Development Finance Authority Revenue	5.000%	5/1/20		11,400	11,775
	Kansas Development Finance Authority Revenue	5.000%	5/1/23		10,000	11,179
	Kansas Development Finance Authority Revenue	5.000%	5/1/25		10,000	11,130
	Kansas Development Finance Authority Revenue	5.000%	5/1/26		13,515	15,026
	Kansas Development Finance Authority Revenue	5.000%	5/1/27		23,500	26,151
	Kansas Development Finance Authority Revenue	5.000%	5/1/28		7,000	7,780
	Kansas Development Finance Authority Revenue	5.000%	4/1/29		7,055	7,815
	Kansas Development Finance Authority Revenue	5.000%	4/1/32		13,000	14,307
	Kansas Development Finance Authority Revenue	5.000%	4/1/33		15,045	16,561
	Kansas Development Finance Authority Revenue	5.000%	4/1/34		5,795	6,371

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact Program)	5.000%	6/1/19		6,730	6,748
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact Program)	5.000%	6/1/20		7,070	7,318
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/20	(Prere.)	6,510	6,663
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25		990	1,012
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28		3,575	4,246
Leavenworth County KS Unified School District GO	4.500%	9/1/19	(12)	600	606
Leavenworth County KS Unified School District GO	4.750%	9/1/19	(Prere.)	1,165	1,177
Leavenworth County KS Unified School District GO	4.750%	9/1/19	(Prere.)	1,265	1,278
Leavenworth County KS Unified School District GO	5.000%	9/1/19	(Prere.)	1,060	1,072
Leavenworth County KS Unified School District GO	5.000%	9/1/19	(Prere.)	1,360	1,375
Leavenworth County KS Unified School District GO	4.500%	3/1/20	(12)	1,115	1,126
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/24		3,025	3,525
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25		1,250	1,452
Seward County KS Unified School District No. 480 GO	4.000%	9/1/30		5,430	5,876
Seward County KS Unified School District No. 480 GO	4.000%	9/1/31		3,000	3,216
Seward County KS Unified School District No. 480 GO	4.000%	9/1/32		2,000	2,135
Seward County KS Unified School District No. 480 GO	4.000%	9/1/33		2,000	2,128
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		825	909
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23		1,630	1,839
					411,908
Kentucky (1.2%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25		720	810
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26		2,270	2,592
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27		2,460	2,778
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28		1,130	1,270
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21		14,160	14,755
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		7,010	7,297
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/27		1,835	2,206
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/31		2,240	2,675
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/32		1,360	1,618
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/33		1,380	1,636
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/34		1,405	1,660
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/35		1,490	1,755
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/36		1,880	2,207
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/37		1,750	2,047
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/38		1,750	2,042
Kentucky Economic Development Finance Authority Health System Revenue (Baptist Healthcare System)	5.000%	8/15/27		4,000	4,694
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	12,000	10,083
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/29		2,020	2,353
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/30		1,925	2,225
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,000	1,148
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/32		1,500	1,717
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/34		2,720	3,094
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/35		1,600	1,815
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/36		2,500	2,827
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/37		4,745	5,349
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/20		2,985	3,041

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		2,000	2,039
	Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		7,000	7,129
1	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 0.900%	2.601%	2/1/20		40,000	40,009
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25	(14)	4,500	5,235
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27	(14)	4,425	5,118
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	(14)	3,520	4,062
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	4,000	4,599
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30	(14)	2,370	2,715
	Kentucky Municipal Power Agency Power System Revenue PUT	3.450%	3/1/26		16,500	16,962
	Kentucky Property & Building Commission Revenue	5.500%	8/1/19	(2)	6,870	6,934
	Kentucky Property & Building Commission Revenue	5.000%	10/1/19	(2)	5,000	5,068
	Kentucky Property & Building Commission Revenue	5.500%	8/1/20	(2)	4,320	4,517
	Kentucky Property & Building Commission Revenue	5.000%	8/1/21		35,100	36,445
	Kentucky Property & Building Commission Revenue	5.000%	5/1/31	(15)	2,750	3,271
	Kentucky Property & Building Commission Revenue	5.000%	5/1/32	(15)	2,000	2,365
	Kentucky Property & Building Commission Revenue	5.000%	5/1/33	(15)	2,000	2,357
	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,174
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		220,790	238,149
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		144,000	157,393
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		23,000	25,093
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		38,800	42,297
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/20		1,700	1,646
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/23		1,720	1,503
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22		1,025	1,122
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		1,630	1,865
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29		3,905	4,361
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31		5,210	5,802
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/25		1,795	2,106
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/26		5,885	7,020
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/27		2,370	2,801
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25		8,900	9,669
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30		14,775	15,924
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31		9,000	9,671
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/25	(4)	1,665	1,923
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/26	(4)	1,150	1,348
	University of Kentucky Revenue	4.000%	10/1/29		3,010	3,333
	University of Kentucky Revenue	4.000%	10/1/31		15,070	16,483
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20		1,180	1,214
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		4,000	4,422
						790,838
Louisiana (1.0%)
	Bossier City LA Utilities Revenue	5.000%	10/1/29		1,000	1,161
	Bossier City LA Utilities Revenue	5.000%	10/1/31		1,000	1,158
	Bossier City LA Utilities Revenue	5.000%	10/1/32		1,000	1,155
	Bossier City LA Utilities Revenue	5.000%	10/1/33		3,000	3,457
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.310%	5/1/19		97,020	97,020
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.310%	5/1/19		16,100	16,100
	East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	2.310%	5/1/19		49,000	49,000
	East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19	(Prere.)	5,165	5,208
	Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27		2,800	3,054
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	(4)	1,500	1,779
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	(4)	2,000	2,358
	Lafayette LA Communications System Revenue	5.000%	11/1/23	(4)	2,000	2,272
	Lafayette LA Communications System Revenue	5.000%	11/1/24	(4)	5,310	6,173
	Lafayette LA Communications System Revenue	5.000%	11/1/25	(4)	1,500	1,775
	Lafayette LA Utilities Revenue	5.000%	11/1/26	(4)	950	1,152
	Lafayette LA Utilities Revenue	5.000%	11/1/28	(4)	1,010	1,238
	Lafayette LA Utilities Revenue	5.000%	11/1/29	(4)	800	974
	Lafayette LA Utilities Revenue	5.000%	11/1/30	(4)	1,000	1,209
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		5,140	6,367
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		4,500	5,534

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29		2,510	3,071
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		20,665	23,482
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		6,000	7,258
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		10,000	11,382
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		3,895	4,698
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		5,905	6,711
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		4,350	5,235
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,000	4,541
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,350	5,222
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		7,095	8,044
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		3,500	4,193
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		5,000	5,975
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37		5,000	5,958
Louisiana GO	5.000%	4/1/24		5,000	5,755
Louisiana GO	5.000%	8/1/25		2,375	2,744
Louisiana GO	5.000%	12/1/26		7,870	9,139
Louisiana GO	5.000%	5/1/29		14,815	17,248
Louisiana GO	4.000%	5/15/29		16,800	18,010
Louisiana GO	5.000%	10/1/30		2,000	2,422
Louisiana GO	4.000%	10/1/34		10,710	11,636
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	5,900	7,168
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/31	(15)	11,040	13,174
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/32	(15)	1,575	1,871
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/33	(15)	1,520	1,800
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/34	(15)	2,260	2,667
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/35	(15)	2,505	2,949
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/36	(15)	2,635	3,089
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/37	(15)	2,775	3,242
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/38	(15)	2,915	3,396
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29		1,525	1,722
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31		3,140	3,525
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33		3,500	3,912
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34		2,550	2,844
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,790	2,922
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	11,000	11,519
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,000	2,094
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/26	(4)	1,700	1,864
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/28	(4)	1,875	2,054
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/31	(4)	1,420	1,551
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20	(Prere.)	15,905	16,794
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26		800	949
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27		1,250	1,503
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28		2,135	2,553
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19		4,495	4,495
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	45	53
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	50	59

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/31		7,010	7,965
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/32		8,390	9,492
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		5,000	5,829
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/37		6,700	7,771
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/38		4,040	4,677
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		15,000	17,432
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/27		2,785	3,359
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/28		1,470	1,796
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21	(Prere.)	4,000	4,348
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36	(4)	2,200	2,497
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		400	444
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		525	595
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		850	983
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27		1,015	1,172
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		2,125	2,387
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25		5,520	6,188
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26		5,010	5,604
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27		3,770	4,209
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		3,850	4,300
Louisiana State University Revenue	5.000%	7/1/29		3,180	3,536
Louisiana State University Revenue	5.000%	7/1/30		1,000	1,111
Louisiana State University Revenue	5.000%	7/1/32		2,765	3,061
New Orleans LA Aviation Board Revenue	5.000%	10/1/28	(4)	1,825	2,218
New Orleans LA Aviation Board Revenue	5.000%	10/1/33	(4)	1,000	1,180
New Orleans LA Aviation Board Revenue	5.000%	10/1/34	(4)	1,280	1,504
New Orleans LA Aviation Board Revenue	5.000%	10/1/35	(4)	1,480	1,732
New Orleans LA Aviation Board Revenue	5.000%	10/1/37	(4)	1,600	1,858
New Orleans LA GO	5.000%	12/1/23		2,250	2,482
New Orleans LA GO	5.000%	12/1/24		2,500	2,754
New Orleans LA GO	5.000%	12/1/25		2,500	2,750
New Orleans LA GO	5.000%	12/1/26	(4)	3,770	4,151
New Orleans LA GO	5.000%	12/1/27	(4)	2,260	2,488
New Orleans LA GO	5.000%	12/1/28	(4)	2,310	2,543
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26	(15)	1,955	2,314
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27	(15)	1,750	2,100
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28	(15)	1,150	1,395
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31	(15)	1,000	1,197
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32	(15)	2,360	2,814
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34	(15)	2,175	2,369
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		23,285	24,293
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31		10,000	10,538
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32		12,365	13,308
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33		5,000	5,362
					660,743
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/31		680	810
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/32		500	592
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/33		560	662
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/34		2,310	2,719
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/35		2,250	2,640
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/36		3,315	3,871
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/37		3,365	3,912
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/38		2,400	2,776
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26		365	434
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27		350	421
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28		360	431
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29		465	553
Maine Municipal Bond Bank Revenue	5.000%	11/1/25		2,000	2,340
Maine Municipal Bond Bank Revenue	5.000%	11/1/26		2,000	2,334
Maine Municipal Bond Bank Revenue	5.000%	11/1/27		2,215	2,579
Maine Municipal Bond Bank Revenue	4.000%	11/1/32		3,260	3,623
Maine Municipal Bond Bank Revenue	4.000%	11/1/33		2,920	3,234
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26		1,000	1,212
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27		1,300	1,564
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28		2,065	2,472
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29		2,010	2,394
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30		1,890	2,236
Maine Turnpike Authority Revenue	5.000%	7/1/30		2,020	2,487
Maine Turnpike Authority Revenue	5.000%	7/1/31		1,825	2,230

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Maine Turnpike Authority Revenue	5.000%	7/1/33		1,460	1,771
Maine Turnpike Authority Revenue	5.000%	7/1/34		1,750	2,116
Portland ME Airport Revenue	5.000%	1/1/21	(4)	1,000	1,021
Portland ME Airport Revenue	5.000%	1/1/22	(4)	1,000	1,020
Portland ME Airport Revenue	5.000%	1/1/23	(4)	1,000	1,020
Portland ME Airport Revenue	5.000%	1/1/24	(4)	1,610	1,642
Portland ME Airport Revenue	5.000%	1/1/25	(4)	1,000	1,020
Portland ME Airport Revenue	5.000%	1/1/26	(4)	1,720	1,754
Portland ME Airport Revenue	5.000%	1/1/28	(4)	1,200	1,224
Portland ME Airport Revenue	5.000%	1/1/29	(4)	1,265	1,290
					62,404
Maryland (3.5%)
Anne Arundel County MD GO	5.000%	4/1/20		830	856
Anne Arundel County MD GO	5.000%	4/1/20		2,255	2,324
Anne Arundel County MD GO	5.000%	4/1/20		1,855	1,912
Anne Arundel County MD GO	5.000%	10/1/20		3,110	3,258
Anne Arundel County MD GO	5.000%	10/1/20		4,735	4,959
Anne Arundel County MD GO	5.000%	4/1/21		1,135	1,208
Anne Arundel County MD GO	5.000%	4/1/21		2,590	2,754
Anne Arundel County MD GO	5.000%	4/1/21		6,395	6,804
Anne Arundel County MD GO	5.000%	4/1/21		1,880	1,999
Anne Arundel County MD GO	5.000%	10/1/21		3,110	3,358
Anne Arundel County MD GO	5.000%	10/1/21		1,455	1,571
Anne Arundel County MD GO	5.000%	10/1/21		6,185	6,678
Anne Arundel County MD GO	5.000%	10/1/21		4,715	5,091
Anne Arundel County MD GO	5.000%	10/1/21		3,615	3,903
Anne Arundel County MD GO	5.000%	10/1/21		2,125	2,295
Anne Arundel County MD GO	5.000%	10/1/22		2,370	2,635
Anne Arundel County MD GO	5.000%	10/1/22		3,615	4,018
Anne Arundel County MD GO	5.000%	10/1/22		2,125	2,362
Anne Arundel County MD GO	5.000%	4/1/23		4,000	4,507
Anne Arundel County MD GO	5.000%	10/1/23		2,370	2,706
Anne Arundel County MD GO	5.000%	10/1/23		3,615	4,128
Anne Arundel County MD GO	5.000%	10/1/23		2,125	2,426
Anne Arundel County MD GO	5.000%	10/1/24		3,110	3,642
Anne Arundel County MD GO	5.000%	10/1/24		1,455	1,704
Anne Arundel County MD GO	5.000%	10/1/24		2,445	2,863
Anne Arundel County MD GO	5.000%	10/1/24		2,370	2,775
Anne Arundel County MD GO	5.000%	10/1/25		3,110	3,729
Anne Arundel County MD GO	5.000%	10/1/25		1,455	1,744
Anne Arundel County MD GO	5.000%	10/1/25		2,400	2,877
Anne Arundel County MD GO	5.000%	10/1/26		3,110	3,719
Anne Arundel County MD GO	5.000%	10/1/26		1,455	1,740
Anne Arundel County MD GO	5.000%	10/1/27		3,110	3,706
Anne Arundel County MD GO	5.000%	4/1/32		1,755	2,035
Anne Arundel County MD GO	5.000%	4/1/35		1,090	1,255
Baltimore County MD GO	5.000%	8/1/21		6,705	7,207
Baltimore County MD GO	5.000%	8/1/21		2,600	2,795
Baltimore County MD GO	5.000%	8/1/21		5,000	5,374
Baltimore County MD GO	5.000%	2/1/22		3,000	3,271
Baltimore County MD GO	5.000%	8/1/26		7,595	9,060
Baltimore County MD GO	4.000%	3/1/30		4,000	4,512
Baltimore County MD GO	4.000%	3/1/33		7,115	8,067
Baltimore County MD GO	4.000%	3/1/34		7,470	8,438
Baltimore County MD GO	4.000%	3/1/35		7,845	8,796
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20		4,050	4,221
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21		5,800	6,234
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/30		11,075	14,014
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32		12,000	14,997
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/33		10,075	12,547
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/33		5,270	6,043
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,585	1,701
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,570	1,684
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,250	1,341
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,745	1,872
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,905	2,044
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	2,075	2,226
Baltimore MD Project Revenue	5.000%	7/1/30		1,905	2,032
Baltimore MD Project Revenue	5.000%	7/1/30		3,255	3,472
Baltimore MD Project Revenue	5.000%	7/1/31		2,000	2,131
Charles County MD GO	5.000%	10/1/27		4,155	5,189

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Charles County MD GO	5.000%	10/1/28		4,370	5,544
	Frederick County MD GO	5.000%	2/1/23		4,485	5,034
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27		2,000	2,273
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28		2,000	2,266
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33		5,000	5,570
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36		2,000	2,218
	Howard County MD GO	5.000%	8/15/20		14,125	14,739
	Howard County MD GO	5.000%	8/15/21		14,440	15,542
	Howard County MD GO	5.000%	8/15/21	(Prere.)	1,820	1,958
	Howard County MD GO	5.000%	2/15/22		13,605	14,856
	Howard County MD GO	5.000%	8/15/24		2,680	2,881
	Howard County MD GO	5.000%	2/15/25		4,500	5,322
	Howard County MD GO	5.000%	2/15/26		5,320	6,439
	Howard County MD GO	5.000%	2/15/27		20,180	24,912
	Maryland Department of Transportation Revenue	5.000%	5/1/20		13,000	13,442
	Maryland Department of Transportation Revenue	5.000%	6/1/20		8,850	9,176
	Maryland Department of Transportation Revenue	5.000%	2/15/21		46,790	49,613
	Maryland Department of Transportation Revenue	5.000%	5/1/21		16,005	17,077
	Maryland Department of Transportation Revenue	4.000%	12/1/23		13,000	13,789
	Maryland Department of Transportation Revenue	4.000%	11/1/27		8,700	9,677
	Maryland Department of Transportation Revenue	4.000%	12/15/28		17,390	19,101
	Maryland Department of Transportation Revenue	4.000%	2/1/29		14,790	16,007
	Maryland Department of Transportation Revenue	4.000%	12/15/29		27,000	29,594
	Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		6,020	6,134
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		5,150	5,165
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/26		2,000	2,330
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/27		1,350	1,592
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/28		2,000	2,385
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/29		1,850	2,205
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/30		1,250	1,480
	Maryland GO	4.500%	8/1/20		13,565	14,054
	Maryland GO	5.000%	8/1/20		5,145	5,362
	Maryland GO	5.000%	3/1/21		31,755	33,706
	Maryland GO	5.000%	3/1/21		13,990	14,850
	Maryland GO	5.000%	3/1/21		7,580	8,046
	Maryland GO	4.000%	8/1/21		43,490	45,798
	Maryland GO	5.000%	8/1/21		16,360	17,588
	Maryland GO	5.000%	8/1/21		2,230	2,397
	Maryland GO	5.000%	8/1/21		33,110	35,595
	Maryland GO	5.000%	3/1/22		32,550	35,590
	Maryland GO	5.000%	3/1/22	(Prere.)	37,360	40,872
4	Maryland GO	5.000%	3/1/22	(Prere.)	7,150	7,822
	Maryland GO	5.000%	3/15/22		26,755	29,287
	Maryland GO	5.000%	3/15/22		5,345	5,851
	Maryland GO	5.000%	8/1/22		29,215	32,331
	Maryland GO	5.000%	8/1/22		71,720	79,370
	Maryland GO	5.000%	8/1/22		115,660	127,996
	Maryland GO	5.000%	8/1/22		4,500	4,980
	Maryland GO	5.000%	3/15/23		28,000	31,534
	Maryland GO	4.000%	8/1/23		37,875	41,496
	Maryland GO	5.000%	8/1/23		24,000	27,306
	Maryland GO	5.000%	8/1/23		82,005	93,301
	Maryland GO	5.000%	8/1/23		14,855	16,901
	Maryland GO	5.000%	3/15/24		29,500	34,109
	Maryland GO	5.000%	8/1/24		16,480	19,236
	Maryland GO	5.000%	8/1/24		3,000	3,502
	Maryland GO	5.000%	3/15/26		32,500	39,406
	Maryland GO	4.000%	8/1/26		28,000	30,317
	Maryland GO	5.000%	8/1/26		13,610	16,630
	Maryland GO	4.000%	3/1/28		40,310	42,631
	Maryland GO	4.000%	6/1/28		4,000	4,416
	Maryland GO	4.000%	8/1/28		40,000	41,852
	Maryland GO	4.000%	3/1/29		40,985	43,205
	Maryland GO	4.000%	6/1/29		68,270	74,968
	Maryland GO	4.000%	6/1/30		68,035	74,252
	Maryland GO	5.000%	3/15/31		26,500	32,732
	Maryland GO	5.000%	8/1/31		16,050	19,934
	Maryland GO	4.000%	3/15/33		10,000	11,276
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/28		5,685	6,876

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/29		2,000	2,414
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/30		2,180	2,614
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21		800	854
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23		900	989
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28		565	677
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29		425	506
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30		850	1,006
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32		1,000	1,171
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33		1,000	1,077
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/29		1,000	1,084
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31		5,615	6,276
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32		6,650	7,416
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33		5,000	5,569
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34		2,600	2,906
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.250%	7/1/19		1,700	1,705
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.500%	7/1/20		1,510	1,513
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.250%	7/1/21		2,000	2,006
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.750%	7/1/23		900	902
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	2.410%	5/7/19	LOC	38,200	38,200
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23		12,970	14,571
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25		14,000	16,096
Montgomery County MD GO	5.000%	11/1/20		11,370	11,947
Montgomery County MD GO	5.000%	7/1/21		2,395	2,568
Montgomery County MD GO	5.000%	7/1/21		2,500	2,681
Montgomery County MD GO	5.000%	11/1/22		14,000	15,604
Montgomery County MD GO	5.000%	11/1/22		13,750	15,326
Montgomery County MD GO	5.000%	11/1/22		39,265	43,764
Montgomery County MD GO	5.000%	11/1/23		14,750	16,892
Montgomery County MD GO	5.000%	11/1/23		18,000	20,615
Montgomery County MD GO	5.000%	11/1/24		15,390	18,076
Montgomery County MD GO	5.000%	11/1/26		8,300	9,725
Montgomery County MD GO	5.000%	11/1/26		4,000	4,911
Montgomery County MD GO	4.000%	11/1/27		5,095	5,938
Montgomery County MD GO	5.000%	11/1/29		2,000	2,328
Montgomery County MD GO	4.000%	11/1/30		14,000	15,351
Montgomery County MD GO	4.000%	12/1/30		14,000	15,365
Montgomery County MD GO	3.750%	11/1/37		15,500	16,372
Prince George’s MD Consolidated Public Improvement GO	4.000%	7/15/30		7,500	8,589
Prince George’s County MD GO	5.000%	8/1/21		13,745	14,777
Prince George’s County MD GO	5.000%	9/15/21		4,975	5,368
Prince George’s County MD GO	5.000%	7/15/22		12,000	13,263
Prince George’s County MD GO	5.000%	9/1/23		10,865	12,389
Prince George’s County MD GO	5.000%	7/15/26		22,675	27,683
Prince George’s County MD GO	4.000%	9/1/26		2,000	2,232
Prince George’s County MD GO	4.000%	7/1/28		6,995	7,942
Prince George’s County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.000%	4/1/31		1,030	1,094
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	2.500%	11/1/24		6,015	6,015
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25		1,375	1,370
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26		600	674
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26		770	865
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28		1,100	1,222
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29		500	553
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30		800	879
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32		535	582
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32		750	817
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35		1,000	1,079
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29		6,100	6,900
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30		6,345	7,112
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31		6,600	7,334
University of Maryland Auxiliary Facility & Tuition Revenue	3.000%	4/1/32		5,360	5,466
University of Maryland Auxiliary Facility & Tuition Revenue	3.125%	4/1/33		5,520	5,668
University System of Maryland Revenue	5.000%	4/1/24		4,390	5,079
University System of Maryland Revenue	5.000%	4/1/25		4,315	5,117
University System of Maryland Revenue	5.000%	4/1/26		3,925	4,758

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31		8,185	8,878
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31		5,160	5,774
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32		8,515	9,215
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33		14,315	15,881
Washington MD Suburban Sanitary Commission GO	5.000%	6/15/26		10,565	12,885
					2,332,980
Massachusetts (2.6%)
Boston MA GO	5.000%	4/1/20		6,000	6,190
Boston MA GO	5.000%	3/1/38		5,475	6,728
Massachusetts Bay Transportation Authority General Transportation Revenue VRDO	2.410%	5/7/19		36,000	36,000
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21		78,960	83,755
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,555	4,207
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21		1,900	2,013
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21		5,000	5,380
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22		750	819
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22		540	599
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26		1,250	1,478
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26		2,950	3,611
Massachusetts College Building Authority Revenue	5.125%	5/1/19	(Prere.)	1,420	1,420
Massachusetts College Building Authority Revenue	5.250%	5/1/19	(Prere.)	2,250	2,250
Massachusetts College Building Authority Revenue	5.000%	5/1/20	(Prere.)	1,290	1,334
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,440	1,579
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	685	751
Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,030	1,129
Massachusetts College Building Authority Revenue	5.000%	5/1/29		1,465	1,596
Massachusetts College Building Authority Revenue	5.000%	5/1/30		4,135	4,494
Massachusetts College Building Authority Revenue	5.000%	5/1/31		5,010	5,437
Massachusetts College Building Authority Revenue	4.000%	5/1/33		3,490	3,872
Massachusetts College Building Authority Revenue	4.000%	5/1/34		3,715	4,089
Massachusetts College Building Authority Revenue	4.000%	5/1/35		3,865	4,231
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20		2,610	2,670
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23		14,750	15,075
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		13,625	13,923
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		5,615	6,761
Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		13,500	15,015
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		3,110	3,326
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31		1,200	1,282
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20		1,205	1,260
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21		1,770	1,902
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22		2,125	2,278
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23		2,235	2,395
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24		1,500	1,607
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25		1,600	1,713
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26		1,100	1,177
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27		1,230	1,316
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29		9,500	9,849
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		1,000	1,133
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		1,015	1,170
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26		1,000	1,168
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,760	4,262
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		3,490	3,935
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		5,000	5,824
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		2,800	3,330
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		1,365	1,602
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,660	1,935
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/34		4,355	5,060
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		1,835	2,126
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		5,500	6,372
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/36		5,000	5,773
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		5,700	6,558
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		5,000	5,737
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35		5,240	6,098
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	13,655	14,011
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/20	(Prere.)	1,345	1,380
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/28		1,500	1,628
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/33		3,000	3,192
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/26		500	523
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/27		560	584
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/37		2,000	2,151
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27		5,065	6,236
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		8,020	9,829

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	2.300%	5/7/19		4,740	4,740
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	2.330%	5/7/19	LOC	7,570	7,570
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23		1,230	1,339
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24		1,310	1,444
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25		2,770	3,084
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		17,575	18,659
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23		835	933
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24		700	796
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25		800	926
	Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19	(Prere.)	3,195	3,220
	Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30		1,985	2,000
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	6,000	6,538
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	4,000	4,358
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,690	2,863
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/28		1,325	1,599
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30		1,460	1,739
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		3,500	3,589
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20		10,205	10,247
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		20,040	23,296
	Massachusetts Federal Highway Revenue	5.000%	6/15/22		10,030	11,059
	Massachusetts GO	5.000%	7/1/20		3,920	4,074
	Massachusetts GO	5.500%	10/1/20	(14)	11,065	11,669
	Massachusetts GO	5.000%	4/1/21	(Prere.)	18,000	19,163
	Massachusetts GO	5.000%	4/1/21	(Prere.)	26,675	28,398
	Massachusetts GO	5.000%	7/1/21		10,170	10,906
	Massachusetts GO	5.000%	8/1/21	(Prere.)	20,000	21,513
	Massachusetts GO	5.250%	8/1/21	(2)	4,445	4,803
	Massachusetts GO	5.250%	8/1/21		20,900	22,584
	Massachusetts GO	5.000%	8/1/22		14,000	15,498
	Massachusetts GO	5.000%	12/1/23		23,000	26,398
	Massachusetts GO	5.500%	12/1/23	(2)	5,075	5,936
	Massachusetts GO	5.000%	7/1/24		9,675	11,265
	Massachusetts GO	5.000%	7/1/24		3,725	4,337
	Massachusetts GO	5.000%	8/1/24		65,345	76,239
	Massachusetts GO	5.000%	12/1/24		3,000	3,529
	Massachusetts GO	5.000%	7/1/25		5,760	6,870
	Massachusetts GO	2.383%	11/1/25		22,000	21,961
	Massachusetts GO	5.000%	12/1/25		20,035	24,123
	Massachusetts GO	5.000%	11/1/26		10,040	12,320
	Massachusetts GO	5.000%	7/1/27		41,725	50,675
4	Massachusetts GO	5.000%	7/1/28		21,000	25,381
	Massachusetts GO	5.000%	7/1/28		29,520	37,256
	Massachusetts GO	5.000%	12/1/28		4,155	5,057
	Massachusetts GO	5.000%	5/1/29		6,000	6,757
	Massachusetts GO	5.000%	7/1/29		5,205	6,254
	Massachusetts GO	5.000%	7/1/29		10,425	12,303
	Massachusetts GO	5.000%	7/1/30		12,000	14,099
	Massachusetts GO	5.000%	9/1/30		11,730	15,109
	Massachusetts GO	4.000%	11/1/30		45,000	47,853
	Massachusetts GO	5.000%	11/1/30		25,000	30,637
	Massachusetts GO	5.000%	1/1/31		24,000	29,392
	Massachusetts GO	5.000%	5/1/31		30,000	33,672
	Massachusetts GO	5.000%	9/1/31		5,770	6,359
	Massachusetts GO	5.000%	9/1/31		15,000	19,382
	Massachusetts GO	5.000%	9/1/32		9,430	12,291
	Massachusetts GO	5.250%	1/1/34		20,000	25,033
	Massachusetts GO	5.000%	9/1/36		23,520	28,492
	Massachusetts GO	5.000%	12/1/36		6,500	7,678
	Massachusetts GO	5.000%	9/1/37		24,000	28,973
	Massachusetts GO	5.000%	11/1/37		20,000	23,802
	Massachusetts GO VRDO	2.360%	5/7/19		2,665	2,665
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30		5,000	6,566
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20		1,735	1,810
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20		3,765	3,942
	Massachusetts Port Authority Revenue	5.000%	7/1/29		8,345	9,162
	Massachusetts Port Authority Revenue	5.000%	7/1/31		3,000	3,439
	Massachusetts Port Authority Revenue	5.000%	7/1/32		3,500	4,003
	Massachusetts Port Authority Revenue	5.000%	7/1/33		4,005	4,576
	Massachusetts Port Authority Revenue	5.000%	7/1/34		1,470	1,676
	Massachusetts Port Authority Revenue	5.000%	7/1/35		2,500	2,845
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		2,620	2,821

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		20,010	22,155
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		2,130	2,550
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		6,795	8,117
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		5,000	5,517
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		9,000	10,721
4	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28		32,750	36,062
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		10,550	11,589
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		4,000	4,736
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		23,940	28,088
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32		6,400	7,130
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		10,600	11,632
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		8,010	8,597
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33		7,610	8,462
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/33		20,145	24,056
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		5,000	5,820
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34		9,505	11,320
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35		9,500	10,676
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35		4,000	4,646
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		11,000	12,336
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37		2,700	3,021
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	29,860	36,744
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	11,075	14,183
	Massachusetts Transportation Fund Revenue	4.000%	6/1/34		7,500	8,385
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35		7,500	8,361
	Massachusetts Transportation Fund Revenue	4.000%	6/1/38		10,000	10,875
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21		5,955	6,333
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		6,535	7,447
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		7,715	9,014
	Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	2,500	2,525
4	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,350	2,522
4	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	3,500	3,757
4	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,000	2,147
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/30		5,000	5,346
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		5,000	5,340
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		6,800	8,038
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26		3,065	3,270
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27		3,440	3,667
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28		5,100	5,435
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29		11,580	12,331
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30		11,000	11,704
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31		11,575	12,308
	Natick MA GO	4.000%	7/15/36		5,130	5,675
2	University of Massachusetts Building Authority Revenue	5.000%	5/1/34		1,500	1,852
						1,742,163
Michigan (2.9%)
	Battle Creek MI School District GO	5.000%	5/1/24		1,000	1,148
	Battle Creek MI School District GO	5.000%	5/1/32		2,920	3,395
	Battle Creek MI School District GO	5.000%	5/1/33		1,500	1,738
	Battle Creek MI School District GO	5.000%	5/1/34		3,065	3,543
	Birmingham MI City School District GO	4.000%	5/1/24		1,000	1,088
	Birmingham MI City School District GO	4.000%	5/1/25		1,465	1,589
	Chippewa Valley MI Schools GO	5.000%	5/1/25		710	836
	Chippewa Valley MI Schools GO	5.000%	5/1/32		1,000	1,168
	Chippewa Valley MI Schools GO	5.000%	5/1/33		1,700	2,079
	Chippewa Valley MI Schools GO	5.000%	5/1/34		1,080	1,253
	Chippewa Valley MI Schools GO	5.000%	5/1/34		2,850	3,473
	Chippewa Valley MI Schools GO	5.000%	5/1/35		800	926
	Chippewa Valley MI Schools GO	5.000%	5/1/35		2,850	3,463
	Chippewa Valley MI Schools GO	5.000%	5/1/36		3,325	4,025
	Chippewa Valley MI Schools GO	5.000%	5/1/37		3,475	4,180
	Dearborn MI School District GO	5.000%	5/1/26		3,755	4,265
	Dearborn MI School District GO	5.000%	5/1/27		3,700	4,205
	Dearborn MI School District GO	5.000%	5/1/28		3,635	4,121
	Dearborn MI School District GO	5.000%	5/1/30		4,000	4,514
	Dearborn MI School District GO	5.000%	5/1/32		3,165	3,557
	Detroit MI City School District GO	5.250%	5/1/27	(4)	1,090	1,318
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/32	(4)	2,770	3,032
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/34	(4)	5,630	6,131
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	3,500	3,805
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/38	(4)	2,800	3,040
	Detroit MI Sewage Disposal System Revenue	7.000%	7/1/19	(Prere.)	3,890	3,924

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		7,000	7,624
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		14,000	15,111
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19	(4)	1,300	1,316
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20	(4)	1,500	1,563
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21	(4)	1,100	1,176
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22	(4)	1,000	1,093
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/26	(4)	1,130	1,329
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/28	(4)	1,000	1,204
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/30	(4)	1,750	2,078
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/32	(4)	2,315	2,708
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/35	(4)	1,300	1,510
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/37	(4)	1,600	1,843
East Lansing MI School District GO	5.000%	5/1/28		695	846
East Lansing MI School District GO	5.000%	5/1/29		500	606
East Lansing MI School District GO	5.000%	5/1/30		600	723
East Lansing MI School District GO	5.000%	5/1/31		1,955	2,340
East Lansing MI School District GO	5.000%	5/1/33		755	896
East Lansing MI School District GO	5.000%	5/1/34		1,540	1,823
East Lansing MI School District GO	5.000%	5/1/36		1,100	1,292
Eastern Michigan University Revenue	5.000%	3/1/26	(15)	1,510	1,791
Eastern Michigan University Revenue	5.000%	3/1/30	(15)	1,250	1,489
Eastern Michigan University Revenue	5.000%	3/1/31	(15)	1,000	1,185
Forest Hills MI Public Schools GO	5.000%	5/1/20		3,760	3,886
Forest Hills MI Public Schools GO	5.000%	5/1/21		3,365	3,586
Grand Rapids MI Public Schools GO	5.000%	5/1/26	(4)	3,065	3,671
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		4,800	5,648
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		1,750	2,101
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		3,000	3,602
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		9,305	11,362
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		23,000	28,525
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		28,000	35,136
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30		17,025	19,920
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33	(4)	4,750	5,100
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/34		2,585	3,088
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		34,580	39,563
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		2,720	3,237
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		64,000	73,336
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		2,350	2,788
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,495	1,767
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/38		2,645	3,118
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		10,450	12,330
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/26		4,000	4,796
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		5,000	6,093
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		14,000	16,714
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		6,500	8,031
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		14,000	17,481
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30		5,455	6,402
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		9,210	10,737
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	13,380	14,242
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35		4,000	4,647
Grosse Pointe MI Public School System GO	5.000%	5/1/35		2,100	2,545
Grosse Pointe MI Public School System GO	5.000%	5/1/36		1,635	1,975
Grosse Pointe MI Public School System GO	5.000%	5/1/37		1,350	1,623
Grosse Pointe MI Public School System GO	5.000%	5/1/38		1,300	1,559
Grosse Pointe MI Public School System GO	5.000%	5/1/39	(4)(Prere.)	1,000	1,195
Hudsonville MI Public Schools GO	5.000%	5/1/33		1,360	1,609
Hudsonville MI Public Schools GO	5.000%	5/1/34		1,120	1,321
Hudsonville MI Public Schools GO	5.000%	5/1/35		1,000	1,176
Hudsonville MI Public Schools GO	5.000%	5/1/36		1,000	1,173
Hudsonville MI Public Schools GO	5.000%	5/1/37		1,000	1,169
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	10,145	10,487
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/29		4,650	5,371
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		8,225	8,439
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		1,025	1,132
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		1,125	1,272
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		3,250	3,637
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		1,000	1,170
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/27		1,120	1,350
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29		5,325	5,973
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30		1,750	1,963
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/31		1,020	1,198

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31		4,750	5,322
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32		5,000	5,607
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/33		2,140	2,492
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34		1,500	1,675
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35		8,730	9,740
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/37		1,145	1,310
Lake Orion MI Community School District GO	5.000%	5/1/33		3,800	4,656
Lake Orion MI Community School District GO	5.000%	5/1/34		2,350	2,869
Lake Orion MI Community School District GO	5.000%	5/1/35		4,280	5,208
Lake Orion MI Community School District GO	5.000%	5/1/36		3,800	4,608
Lake Orion MI Community School District GO	5.000%	5/1/37		4,025	4,861
Lincoln MI Consolidated School District GO	5.000%	5/1/25	(4)	1,000	1,172
Lincoln MI Consolidated School District GO	5.000%	5/1/26	(4)	1,265	1,505
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27		1,540	1,892
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28		1,430	1,746
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29		1,635	1,985
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30		2,540	3,064
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31		2,030	2,426
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33		2,165	2,561
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34		1,790	2,111
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32		1,145	1,319
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33		1,010	1,159
Marysville MI Public Schools District GO	5.000%	5/1/29		2,290	2,710
Marysville MI Public Schools District GO	5.000%	5/1/32		3,010	3,494
Marysville MI Public Schools District GO	5.000%	5/1/33		3,285	3,794
Michigan Building Authority Revenue	5.000%	10/15/19		8,315	8,442
Michigan Building Authority Revenue	5.000%	10/15/24		2,500	2,691
Michigan Building Authority Revenue	5.000%	10/15/24		3,020	3,251
Michigan Building Authority Revenue	5.000%	4/15/25		5,465	6,462
Michigan Building Authority Revenue	5.000%	4/15/25		2,540	3,008
Michigan Building Authority Revenue	5.000%	10/15/25		5,920	6,368
Michigan Building Authority Revenue	5.000%	4/15/26		6,520	7,779
Michigan Building Authority Revenue	5.000%	4/15/26		1,580	1,907
Michigan Building Authority Revenue	5.000%	4/15/27		1,565	1,899
Michigan Building Authority Revenue	5.000%	4/15/28		8,135	9,614
Michigan Building Authority Revenue	5.000%	10/15/28		2,220	2,678
Michigan Building Authority Revenue	5.000%	4/15/29		26,630	31,295
Michigan Building Authority Revenue	5.000%	10/15/29		9,625	10,825
Michigan Building Authority Revenue	5.000%	4/15/30		15,095	17,660
Michigan Building Authority Revenue	5.000%	4/15/31		4,040	4,725
Michigan Building Authority Revenue	5.000%	10/15/31		10,415	12,149
Michigan Building Authority Revenue	5.000%	4/15/32		27,195	31,643
Michigan Building Authority Revenue	5.000%	10/15/32		4,660	5,403
Michigan Building Authority Revenue	5.000%	10/15/32		9,095	10,752
Michigan Building Authority Revenue	5.000%	4/15/33		12,000	13,898
Michigan Building Authority Revenue	5.000%	4/15/35		13,405	15,478
Michigan Building Authority Revenue	5.000%	4/15/38		5,675	6,545
Michigan Environmental Program GO	4.000%	5/1/28		9,000	10,245
Michigan Finance Authority Revenue	5.000%	10/1/23		2,000	2,202
Michigan Finance Authority Revenue	5.000%	4/1/24		5,400	6,125
Michigan Finance Authority Revenue	5.000%	10/1/24		2,010	2,262
Michigan Finance Authority Revenue	5.000%	4/1/25		3,160	3,653
Michigan Finance Authority Revenue	5.000%	4/1/26		1,320	1,555
Michigan Finance Authority Revenue	5.000%	10/1/26		3,300	3,786
Michigan Finance Authority Revenue	5.000%	11/1/26		2,310	2,786
Michigan Finance Authority Revenue	5.000%	10/1/27		3,375	3,851
Michigan Finance Authority Revenue	5.000%	11/1/27		1,280	1,564
Michigan Finance Authority Revenue	5.000%	10/1/29		4,350	4,925
Michigan Finance Authority Revenue	5.000%	11/1/29		1,510	1,857
Michigan Finance Authority Revenue	5.000%	10/1/30		5,240	5,913
Michigan Finance Authority Revenue	5.000%	11/1/30		1,200	1,459
Michigan Finance Authority Revenue	5.000%	11/1/31		1,020	1,234
Michigan Finance Authority Revenue	5.000%	10/1/32		2,500	2,816
Michigan Finance Authority Revenue	5.000%	11/1/32		1,175	1,415
Michigan Finance Authority Revenue	5.000%	11/1/33		1,000	1,203
Michigan Finance Authority Revenue	5.000%	11/1/34		1,250	1,499
Michigan Finance Authority Revenue	5.000%	11/1/35		1,525	1,824
Michigan Finance Authority Revenue	5.000%	11/1/36		1,655	1,971
Michigan Finance Authority Revenue	5.000%	11/1/37		2,490	2,946
Michigan Finance Authority Revenue	5.000%	11/1/38		2,035	2,401
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24		7,000	8,098

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25		3,000	3,454
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		6,650	7,590
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30		11,020	12,466
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32		13,580	15,269
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	24,000	26,403
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	1,210	1,321
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	19,000	21,471
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(4)	15,050	17,434
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(14)	1,840	2,100
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	2,950	3,395
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	12,235	14,057
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	5,000	5,745
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26		1,500	1,752
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	(4)	10,000	11,457
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		1,350	1,571
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	7,025	8,026
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		1,000	1,161
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		16,500	18,735
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		15,000	16,960
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		700	808
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		10,000	11,265
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		1,200	1,379
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		7,500	8,430
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		3,120	3,563
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		1,000	1,148
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		20,250	22,715
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		3,500	3,987
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		850	975
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,000	5,680
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,239
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,289
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		6,040	6,894
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	(4)	3,500	4,019
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		1,350	1,542
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24		2,395	2,770
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		4,000	4,805
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32		3,655	4,253
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34		7,000	8,074
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37		12,000	13,726
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/31		1,300	1,573
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/35		1,530	1,649
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/37		1,655	1,768
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/38		1,000	1,173
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23		1,000	1,122
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24		1,015	1,165
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25		1,680	1,970
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26		1,000	1,172
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27		870	1,017
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28		1,000	1,165
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29		1,015	1,179
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30		2,580	2,977
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31		2,655	3,041
1	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.750%	2.434%	10/15/20		25,000	25,105
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28		1,355	1,547
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29		2,000	2,279
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30		3,000	3,406
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31		5,000	5,635
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32		5,000	5,615
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23		840	930
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		1,310	1,521
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		465	514
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25		1,190	1,312
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26		400	440
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19		1,800	1,803
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,500	1,667
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29		5,245	6,335
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30		7,500	8,412
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/31		3,265	4,050
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36		5,540	6,750
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/37		7,005	8,499

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	(Prere.)	70	74
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		4,765	5,558
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,585	4,275
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,700	4,348
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		3,095	3,755
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,070	2,554
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,800	3,429
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		7,930	8,314
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,225	2,739
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,025	1,250
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		4,880	5,895
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		3,770	4,517
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		12,500	13,532
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		2,790	3,324
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33		5,030	5,851
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		5,145	6,118
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		7,870	9,148
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/35		8,015	9,502
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		3,310	3,571
Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,792
Michigan GAN	5.000%	3/15/23		5,095	5,714
Michigan GAN	5.000%	3/15/26		7,215	8,676
Michigan GAN	5.000%	3/15/27		3,855	4,722
Michigan GO	5.000%	12/1/25		7,835	9,444
Michigan GO	5.000%	12/1/26		2,285	2,735
Michigan GO	5.000%	12/1/28		1,450	1,728
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32		18,470	21,142
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33		16,910	19,306
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19	(Prere.)	5,000	5,096
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19	(Prere.)	15,775	16,111
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27		2,000	2,176
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28		2,600	2,825
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	(ETM)	605	607
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19	(Prere.)	5,000	5,016
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19	(Prere.)	4,000	4,014
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		2,100	2,504
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		2,160	2,620
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,490	3,072
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,290	2,819
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,410	1,720
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		1,865	2,255
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		3,035	3,648
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32		1,520	1,818
Michigan Housing Development Authority Revenue	3.500%	6/1/47		9,895	10,251
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20	(Prere.)	4,000	4,189
Michigan State University Revenue	4.000%	2/15/27		5,400	6,128
Michigan State University Revenue	5.000%	2/15/29		1,215	1,519
Michigan State University Revenue	5.000%	2/15/30		900	1,114
Michigan State University Revenue	5.000%	2/15/31		1,450	1,779
Michigan State University Revenue	5.000%	2/15/32		1,380	1,684
Michigan State University Revenue	5.000%	2/15/33		1,940	2,357
Michigan State University Revenue	5.000%	2/15/34		2,320	2,809
Michigan State University Revenue	5.000%	2/15/35		1,300	1,569
Michigan State University Revenue	5.000%	2/15/36		1,860	2,237
Michigan State University Revenue	4.000%	2/15/37		1,750	1,900
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23		1,250	1,396
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24		1,715	1,961
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25		1,250	1,432
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26		2,030	2,322
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27		1,700	1,942
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28		1,250	1,425
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29		2,500	2,840
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30		1,480	1,677
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34		2,170	2,446

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35		1,370	1,543
	Milan MI Area Schools GO	5.000%	5/1/27		1,055	1,278
	Milan MI Area Schools GO	5.000%	5/1/28		1,100	1,353
	Milan MI Area Schools GO	5.000%	5/1/29		1,155	1,437
	Milan MI Area Schools GO	5.000%	5/1/30		1,210	1,495
	Milan MI Area Schools GO	5.000%	5/1/32		1,670	2,038
	Milan MI Area Schools GO	5.000%	5/1/34		1,940	2,347
	Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22	(14)	27,000	31,318
	Oakland University MI Revenue	5.000%	3/1/24		530	603
	Oakland University MI Revenue	5.000%	3/1/25		540	629
	Oakland University MI Revenue	5.000%	3/1/26		500	594
	Oakland University MI Revenue	5.000%	3/1/27		765	906
	Oakland University MI Revenue	5.000%	3/1/28		1,215	1,432
	Oakland University MI Revenue	5.000%	3/1/29		1,735	2,035
	Oakland University MI Revenue	5.000%	3/1/31		2,350	2,715
	Oakland University MI Revenue	5.000%	3/1/32		3,140	3,616
	Oakland University MI Revenue	5.000%	3/1/33		1,775	2,033
	Oakland University MI Revenue	5.000%	3/1/34		3,745	4,278
	Oakland University MI Revenue	5.000%	3/1/35		2,205	2,513
	Oakland University MI Revenue	5.000%	3/1/36		2,025	2,302
	Portage MI Public Schools GO	5.000%	11/1/33		2,130	2,488
	Portage MI Public Schools GO	5.000%	11/1/35		1,300	1,510
	Portage MI Public Schools GO	5.000%	11/1/36		1,500	1,734
2	Rochester MI Community School District GO	3.000%	5/1/33		2,090	2,105
	Rockford MI Public Schools GO	5.000%	5/1/32		2,000	2,327
	Rockford MI Public Schools GO	5.000%	5/1/33		2,470	2,863
	Romeo MI Community School District GO	5.000%	5/1/32		1,290	1,504
	Romeo MI Community School District GO	5.000%	5/1/33		1,350	1,569
	Romeo MI Community School District GO	5.000%	5/1/34		1,425	1,652
	Romeo MI Community School District GO	5.000%	5/1/35		1,000	1,157
	Roseville MI School District GO	5.000%	5/1/34		4,000	4,553
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19	(ETM)	5,555	5,607
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19	(Prere.)	25,000	25,288
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22		2,540	2,803
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23		2,180	2,469
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26		2,245	2,551
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19		2,300	2,311
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,325
2	Southfield MI GO	3.000%	5/1/33		2,630	2,649
	University of Michigan Revenue	5.000%	4/1/30		2,135	2,702
	University of Michigan Revenue	5.000%	4/1/31		1,080	1,357
	University of Michigan Revenue	5.000%	4/1/32		2,000	2,502
	University of Michigan Revenue	5.000%	4/1/33		2,835	3,403
	University of Michigan Revenue	5.000%	4/1/34		3,485	4,168
	University of Michigan Revenue	5.000%	4/1/35		3,310	3,949
	University of Michigan Revenue	5.000%	4/1/36		4,000	4,758
	University of Michigan Revenue	5.000%	4/1/37		5,010	5,940
	Van Buren MI Public Schools GO	5.000%	11/1/31		3,040	3,733
2	Warren MI Consolidated School District GO	5.000%	5/1/30		2,100	2,565
	Warren MI Consolidated School District GO	5.000%	5/1/30		2,265	2,635
2	Warren MI Consolidated School District GO	5.000%	5/1/32		2,300	2,769
	Warren MI Consolidated School District GO	5.000%	5/1/32		2,485	2,867
2	Warren MI Consolidated School District GO	5.000%	5/1/33		1,400	1,679
2	Warren MI Consolidated School District GO	5.000%	5/1/35		2,600	3,091
2	Warren MI Consolidated School District GO	5.000%	5/1/37		1,425	1,682
2	Warren MI Consolidated School District GO	5.000%	5/1/39		1,400	1,641
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25		2,425	2,883
	Wayne County MI Airport Authority Revenue	5.000%	12/1/26		1,080	1,298
	Wayne County MI Airport Authority Revenue	5.000%	12/1/26		1,995	2,412
	Wayne County MI Airport Authority Revenue	5.000%	12/1/27		840	1,023
	Wayne County MI Airport Authority Revenue	5.000%	12/1/27		1,880	2,310
	Wayne County MI Airport Authority Revenue	5.000%	12/1/28		640	776
	Wayne County MI Airport Authority Revenue	5.000%	12/1/28		1,345	1,639
	Wayne County MI Airport Authority Revenue	5.000%	12/1/29		660	796
	Wayne County MI Airport Authority Revenue	5.000%	12/1/29		1,525	1,795
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30		805	963
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30		785	943
	Wayne County MI Airport Authority Revenue	5.000%	12/1/31		560	666
	Wayne County MI Airport Authority Revenue	5.000%	12/1/31		420	502
	Wayne County MI Airport Authority Revenue	5.000%	12/1/31		2,310	2,694
	Wayne County MI Airport Authority Revenue	5.000%	12/1/32		400	474

Intermediate-Term Tax-Exempt Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	405	482
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,386
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	455	540
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,766
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	923
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,913
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,001
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	761
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,454
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	758
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,051
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	598
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,270
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,569
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,300
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,210
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,016
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,731
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,000	7,188
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	5,968
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	9,517
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	7,136
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,924
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	1,979
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,515
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,549
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,590
				1,934,604
Minnesota (1.0%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,268
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,394
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,721
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,311
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,726
Hennepin County MN GO	5.000%	12/1/28	1,925	2,348
Hennepin MN GO VRDO	2.330%	5/7/19	24,700	24,700
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,164
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,599
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,683
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,629
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,731
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,310
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,524
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,615	14,160
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	425	518
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,305	2,598
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,180	6,285
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	435	528
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,811
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,060	6,103
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	620	748
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,545	2,855
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	555	665
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	635	756
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,945	4,700
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	772
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	910	1,076
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	1,032
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	999
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,083
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,613
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,415
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,463
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,192
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,639
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	7,800
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,214
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	11,752
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26	3,110	3,745
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26	2,265	2,728
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/27	1,750	2,149

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Minnesota COP	5.000%	6/1/19		8,540	8,564
Minnesota COP	5.000%	6/1/28		3,225	3,724
Minnesota COP	5.000%	6/1/29		3,385	3,907
Minnesota COP	5.000%	6/1/30		3,405	3,922
Minnesota COP	5.000%	6/1/32		3,670	4,200
Minnesota COP	5.000%	6/1/33		3,615	4,133
Minnesota COP	5.000%	6/1/34		4,005	4,569
Minnesota General Fund Revenue	5.000%	3/1/24		7,515	8,197
Minnesota General Fund Revenue	5.000%	3/1/25		6,000	6,536
Minnesota GO	5.000%	8/1/21		5,445	5,847
Minnesota GO	5.000%	8/1/21		6,800	7,303
Minnesota GO	5.000%	8/1/21		6,015	6,460
Minnesota GO	5.000%	10/1/21	(Prere.)	155	167
Minnesota GO	5.000%	10/1/21		34,000	36,695
Minnesota GO	5.000%	8/1/22		20,500	22,666
Minnesota GO	5.000%	8/1/23		5,325	6,051
Minnesota GO	5.000%	10/1/23		29,530	33,705
Minnesota GO	5.000%	8/1/24		12,355	14,401
Minnesota GO	5.000%	8/1/24		15,500	18,067
Minnesota GO	5.000%	8/1/24		1,350	1,574
Minnesota GO	5.000%	10/1/24		9,845	10,618
Minnesota GO	5.000%	8/1/25		13,500	16,123
Minnesota GO	5.000%	10/1/25		29,320	35,151
Minnesota GO	5.000%	8/1/26		35,060	41,823
Minnesota GO	5.000%	10/1/26		13,030	15,963
Minnesota GO	5.000%	8/1/27		4,000	4,761
Minnesota GO	4.000%	8/1/35		7,300	8,153
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/26		1,030	1,157
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/27		1,080	1,206
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/28		1,135	1,259
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/29		1,195	1,314
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/30		1,250	1,370
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/31		1,310	1,430
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/32		1,380	1,500
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/33		1,445	1,566
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/34		1,520	1,641
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	(Prere.)	5,000	5,142
Mounds View MN Independent School District No. 621 GO	5.000%	2/1/26		4,910	5,920
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20		7,410	7,600
Osseo MN Independent School District No. 279 GO	5.000%	2/1/27		1,350	1,652
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31		8,000	10,371
South Washington MN Independent School District GO	4.000%	2/1/30		9,640	10,637
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23		2,260	2,529
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24		1,500	1,718
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	805	819
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,120	1,140
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,235	1,257
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	915	931
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/19	(Prere.)	1,990	2,026
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.250%	11/15/19	(Prere.)	3,550	3,618
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/20		780	794
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/20		890	906
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/21		1,085	1,104
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/21		1,935	1,969
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.000%	11/15/22		1,190	1,212
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Allina Health Obligated Group)	5.250%	11/15/29		3,480	3,549
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/28		805	975

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/29		780	939
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/31		1,800	2,144
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/34		1,105	1,303
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/35		1,245	1,341
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/36		1,500	1,609
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/37		1,500	1,601
	University of Minnesota Revenue	5.000%	8/1/19		1,150	1,160
	University of Minnesota Revenue	5.000%	4/1/20		2,895	2,985
	University of Minnesota Revenue	5.000%	4/1/21		3,140	3,342
	University of Minnesota Revenue	5.000%	8/1/22		1,585	1,651
	University of Minnesota Revenue	5.000%	8/1/23		2,500	2,604
2	University of Minnesota Revenue	5.000%	10/1/23		2,870	3,272
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28		3,795	4,335
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/26		1,020	1,225
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/27		1,650	2,020
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/28		1,100	1,370
						626,000
Mississippi (0.5%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28		3,665	4,171
	Jackson MS Public School District GO	5.000%	4/1/23		1,540	1,717
	Jackson MS Public School District GO	5.000%	4/1/24		3,135	3,575
	Jackson MS Public School District GO	5.000%	4/1/25		5,445	6,336
	Jackson MS Public School District GO	5.000%	4/1/26		5,045	5,982
	Jackson MS Public School District GO	5.000%	4/1/27		4,655	5,477
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.300%	5/1/19		59,030	59,030
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.310%	5/1/19		27,950	27,950
	Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24		2,515	2,866
	Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24		2,510	2,860
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26		6,045	7,171
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/27		7,985	9,619
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/28		2,315	2,827
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28		1,530	1,856
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28		750	927
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29		1,370	1,655
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29		1,000	1,247
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30		1,000	1,233
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31		1,060	1,262
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31		1,000	1,223
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32		2,050	2,255
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/32		1,500	1,825
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33		1,500	1,638
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/33		1,600	1,939
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/34		800	968
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/35		1,345	1,621
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/36		1,000	1,201
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/37		650	778
	Mississippi Gaming Tax Revenue	5.000%	10/15/27		2,075	2,515
	Mississippi Gaming Tax Revenue	5.000%	10/15/28		1,525	1,876
	Mississippi Gaming Tax Revenue	5.000%	10/15/29		3,000	3,663
	Mississippi Gaming Tax Revenue	5.000%	10/15/30		3,000	3,623
	Mississippi Gaming Tax Revenue	5.000%	10/15/31		3,000	3,598
	Mississippi Gaming Tax Revenue	5.000%	10/15/36		10,500	12,371
	Mississippi Gaming Tax Revenue	5.000%	10/15/37		7,080	8,314
	Mississippi GO	5.000%	10/1/21	(Prere.)	12,035	13,012
	Mississippi GO	5.000%	10/1/21	(Prere.)	11,735	12,688
	Mississippi GO	5.000%	10/1/29		15,025	18,470
	Mississippi GO	5.000%	10/1/29		5,825	6,882
	Mississippi GO	5.000%	11/1/30		1,250	1,498
	Mississippi GO	5.000%	11/1/30		4,000	4,709
	Mississippi GO	5.000%	10/1/31		19,800	24,030

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Mississippi GO	5.000%	11/1/31		2,750	3,280
Mississippi GO	5.000%	12/1/31		11,250	12,668
Mississippi GO	5.000%	11/1/32		3,500	4,159
Mississippi GO	5.000%	11/1/32		2,000	2,339
Mississippi GO	5.000%	12/1/32		7,000	7,873
Mississippi GO	5.000%	10/1/34		10,000	11,980
Mississippi GO	5.000%	11/1/35		4,000	4,712
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/32		5,480	5,954
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/33		3,785	4,100
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34		4,880	5,270
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/33		800	875
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/35		2,000	2,172
Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/36		1,100	1,191
University of Southern Mississippi Revenue	4.000%	3/1/34		2,075	2,244
University of Southern Mississippi Revenue	4.000%	3/1/35		2,565	2,768
University of Southern Mississippi Revenue	4.000%	3/1/36		1,500	1,612
University of Southern Mississippi Revenue	4.000%	3/1/37		1,740	1,859
University of Southern Mississippi Revenue	4.000%	3/1/38		3,220	3,426
					356,940
Missouri (1.0%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33		7,500	8,263
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/25		1,000	1,025
Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/26		750	765
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/26		2,000	2,291
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/27		1,000	1,159
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/28		1,400	1,614
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/30		840	960
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/31		870	985
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/32		750	845
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/26		1,000	1,088
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/27		1,850	2,012
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		1,830	1,974
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27		1,000	1,078
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30		3,000	3,267
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31		6,415	6,938
Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/37		1,765	2,244
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,500	1,963
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20		5,055	5,312
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		8,145	9,426
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		7,830	9,043
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27		12,745	14,698
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29		13,640	15,698
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		13,675	15,654
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		5,535	6,322
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29		2,025	2,510
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30		1,190	1,308
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30		1,615	1,983
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31		1,740	1,902
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31		1,510	1,839
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33		2,000	2,406
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32		7,225	8,238
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35		2,000	2,116
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36		1,850	1,952
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/26		5,995	6,557
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/26		1,190	1,446
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/29		1,290	1,587
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/35		4,670	5,575
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/36		2,415	2,874
Missouri Environmental Improvement & Energy Resources Authority Revenue	2.480%	5/23/19	(14)	6,110	6,110
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24		2,120	2,437

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25		2,890	3,406
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26		4,250	5,061
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27		1,980	2,354
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) VRDO	2.320%	5/7/19		29,920	29,920
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Children’s Mercy Hospital)	5.000%	5/15/26		1,025	1,217
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26		2,045	2,313
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28		1,000	1,121
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/21		2,845	3,006
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		3,490	3,777
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		3,690	3,986
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/24		3,320	3,579
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	(ETM)	2,420	2,427
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/20	(Prere.)	5,305	5,494
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26		3,015	3,441
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27		4,525	5,146
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28		3,500	3,970
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29		7,015	7,938
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30		4,000	4,506
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31		3,000	3,363
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	2.310%	5/1/19		38,830	38,830
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	2.420%	5/8/19		19,070	19,070
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/20		3,975	4,184
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.250%	11/15/25		8,000	8,400
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/30		5,000	5,208
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/33		5,200	5,541
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	2.420%	5/7/19		20,395	20,395
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/19	(Prere.)	15,960	15,981
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33		3,530	3,760
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36		2,615	2,965
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/32		1,555	1,673
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/36		4,560	4,835
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/25		850	947
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/26		750	847
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/28		1,000	1,121
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/29		1,150	1,283
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/30		400	444
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/31		1,350	1,492
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/32		500	551
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/33		550	603
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34		30,000	33,812
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/36		1,800	1,925
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/37		2,500	2,665
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30		15,000	16,178
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		5,395	5,928
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24		15,020	17,431
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24		2,925	3,330
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26		4,570	5,306
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27		3,260	3,778
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28		2,250	2,600
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29		5,000	5,757
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30		6,455	7,399

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31		10,000	11,412
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32		5,245	5,717
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36		10,000	11,478
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34		10,590	12,097
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35		8,000	9,119
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24		3,050	3,508
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24		2,875	3,347
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25		1,850	2,176
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25		2,270	2,669
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29		3,500	4,060
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34		6,800	7,852
	St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24		2,520	2,908
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24		6,000	6,043
	St. Louis MO Parking Revenue	5.000%	12/15/24	(4)	1,000	1,150
	St. Louis MO Parking Revenue	5.000%	12/15/25	(4)	1,000	1,172
	St. Louis MO Parking Revenue	5.000%	12/15/26	(4)	1,000	1,182
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34		3,050	3,536
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35		2,000	2,314
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		3,000	3,463
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/37		5,000	5,757
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/26		2,550	2,887
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/29		4,200	4,669
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/30		4,835	5,328
	University City MO School District GO	0.000%	2/15/33		2,850	1,883
	Wentzville MO School District GO (Direct Deposit Program)	4.000%	3/1/31		5,580	6,160
						627,615
Montana (0.1%)
	Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		20,000	20,033
	Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	9/1/19		2,935	3,049
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/27		500	601
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/28		355	433
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/30		365	440
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/33		405	479
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/34		585	689
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/35		425	500
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/36		670	783
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/37		1,260	1,466
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/38		1,010	1,172
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28		2,500	2,961
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29		2,635	3,101
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30		2,015	2,350
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31		2,000	2,314
						40,371
Multiple States (0.2%)
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.150%	1/15/36		14,000	14,333
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		13,500	14,015
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.650%	5/1/19		14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.650%	5/1/19		36,000	36,000
3	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	2.380%	5/7/19	LOC	20,000	20,000
3	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	2.370%	5/8/19	LOC	80,600	80,600
						178,948
Nebraska (0.7%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/26		4,065	4,690
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		9,770	10,572
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		3,000	3,510
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28		3,165	3,742
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/29		5,000	5,954
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/31		5,000	6,018
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		5,375	5,816
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/33		4,000	4,873
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/34		5,000	6,128

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		86,500	96,047
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19		166,580	169,330
Douglas County NE GO	5.000%	12/15/27		2,000	2,493
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/23		1,910	2,144
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/24		1,400	1,605
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/25		2,005	2,340
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/26		1,160	1,347
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/27		1,770	2,047
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/28		1,250	1,440
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/29		1,895	2,172
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/30		450	567
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/31		325	407
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/32		325	367
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/33		375	422
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/34		350	393
Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/35		350	391
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/21		1,000	1,046
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/22		860	900
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/24		1,320	1,412
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/25		1,000	1,068
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/32		5,050	5,352
Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	1,010	1,118
Lincoln NE Electric System Revenue	5.000%	9/1/25		1,990	2,199
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26		3,065	3,326
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,125	2,302
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		2,500	2,702
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32		2,800	3,023
Nebraska Public Power District Revenue	5.000%	1/1/30		2,000	2,157
Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,079
Nebraska Public Power District Revenue	5.000%	1/1/31		2,000	2,154
Nebraska Public Power District Revenue	5.000%	1/1/31		1,970	2,122
Nebraska Public Power District Revenue	5.000%	1/1/31		1,250	1,346
Nebraska Public Power District Revenue	5.000%	1/1/32		2,095	2,256
Nebraska Public Power District Revenue	5.000%	1/1/32		1,470	1,583
Nebraska Public Power District Revenue	5.000%	1/1/33		5,025	5,410
Nebraska Public Power District Revenue	5.000%	1/1/33		2,325	2,502
Nebraska Public Power District Revenue	5.000%	1/1/33		1,250	1,345
Nebraska Public Power District Revenue	5.000%	1/1/34		1,500	1,613
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27		2,400	2,881
Omaha NE Public Power District Electric Revenue	4.000%	2/1/32		12,000	12,582
Omaha NE Public Power District Electric Revenue	5.000%	2/1/35		3,175	3,809
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		7,250	8,664
Omaha NE Public Power District Electric Revenue	5.000%	2/1/37		2,600	3,094
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25		1,875	2,067
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26		1,975	2,200
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27		3,470	3,957
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29		1,500	1,694
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30		4,065	4,566
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31		4,030	4,493
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32		4,265	4,730
University of Nebraska Student Fee Revenue	5.000%	7/1/22		4,015	4,434
University of Nebraska Student Fee Revenue	5.000%	7/1/24		1,645	1,810
					443,811
Nevada (1.0%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21		2,330	2,476
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27		3,500	3,810
Clark County NV Airport Improvement Revenue	5.000%	7/1/21		2,000	2,047
Clark County NV Airport Improvement Revenue	5.000%	7/1/30		15,000	15,315
Clark County NV GO	5.000%	7/1/21		6,075	6,512

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Clark County NV GO	5.000%	6/1/26		2,000	2,424
Clark County NV GO	5.000%	7/1/26		2,475	2,938
Clark County NV GO	5.000%	6/1/27		2,625	3,241
Clark County NV GO	5.000%	11/1/30		6,375	7,975
Clark County NV GO	4.000%	6/1/31		17,000	18,754
Clark County NV GO	4.000%	11/1/31		5,935	6,498
Clark County NV GO	5.000%	11/1/31		6,545	8,130
Clark County NV GO	5.000%	11/1/31		1,415	1,645
Clark County NV GO	4.000%	6/1/32		12,000	13,192
Clark County NV GO	4.000%	11/1/32		1,000	1,092
Clark County NV GO	5.000%	11/1/32		6,730	8,314
Clark County NV GO	5.000%	7/1/33		16,290	17,912
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21		2,810	3,008
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27		1,510	1,859
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28		1,775	2,175
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29		2,115	2,577
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		5,000	5,690
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35		10,390	12,316
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		6,600	7,799
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37		5,530	6,514
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30		15,000	15,315
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport) VRDO	2.400%	5/7/19	LOC	25,300	25,300
Clark County NV School District GO	4.000%	12/1/36		20,440	22,446
Clark County NV School District GO	4.000%	12/1/37		20,000	21,714
Clark County NV School District GO	4.000%	12/1/38		21,055	22,795
Clark County NV Water Reclamation District GO	5.000%	7/1/20		3,695	3,840
Clark County NV Water Reclamation District GO	5.000%	7/1/21		3,880	4,160
Clark County NV Water Reclamation District GO	4.000%	7/1/34		2,000	2,168
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25		2,080	2,451
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27		1,815	2,168
Las Vegas NV GO	4.000%	6/1/20		3,360	3,447
Las Vegas NV GO	4.000%	6/1/21		3,500	3,669
Las Vegas NV GO	5.000%	6/1/21		1,400	1,496
Las Vegas NV GO	5.000%	9/1/24		5,690	6,630
Las Vegas NV GO	5.000%	9/1/25		6,070	7,219
Las Vegas NV GO	5.000%	9/1/27		5,225	6,249
Las Vegas NV GO	4.000%	6/1/30		4,610	5,074
Las Vegas NV GO	4.000%	6/1/31		4,795	5,221
Las Vegas NV GO	4.000%	6/1/32		4,990	5,413
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/26		565	680
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/27		795	913
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/28		730	836
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/29		500	570
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/30		600	681
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/31		725	820
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/32		500	563
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/33		500	561
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/34		400	448
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		4,025	4,668
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		2,665	3,091
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,155	2,557
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,050	2,432
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26		2,000	2,424
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27		10,460	11,208
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27		4,110	4,883
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		3,500	4,145
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,000	4,737
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,500	4,902
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		3,295	3,879
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		6,040	6,582
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,000	2,179
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		4,150	4,847
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		6,000	7,008
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		19,610	23,772
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		43,150	52,120
Nevada GO	5.000%	4/1/22		17,000	18,623
Nevada GO	5.000%	11/1/23		28,500	32,600
Nevada GO	5.000%	11/1/25		34,000	40,211
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		28,000	30,843
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33		26,170	28,639

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28	(2)	165	165
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/30		500	606
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/31		500	602
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	(4)	450	530
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/35		500	594
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/36		615	728
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/37		500	590
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38		500	588
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38	(4)	650	753
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26		4,070	4,934
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27		3,140	3,869
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30		3,580	4,340
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32		4,635	5,474
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		7,750	9,098
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35		1,750	2,049
					668,330
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24		6,000	6,440
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25		2,140	2,352
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26		1,070	1,174
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27		1,360	1,488
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/28		2,920	3,172
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/29		3,050	3,278
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/27		2,500	2,690
New Hampshire Health & Education Facilities Authority Revenue (University System of New Hampshire)	5.500%	7/1/19	(Prere.)	10,000	10,065
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/21	(Prere.)	10,000	10,701
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19		1,500	1,515
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28		1,500	1,697
					44,572
New Jersey (2.9%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25	(4)	4,955	5,835
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26	(4)	4,695	5,628
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27	(4)	3,000	3,578
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23	(14)	10,000	11,552
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23	(2)	3,635	4,201
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24	(2)	3,720	4,412
Jersey City NJ GO	5.000%	3/1/20		1,610	1,655
Jersey City NJ GO	5.000%	3/1/21		1,200	1,267
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,910
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24	(4)	1,000	1,121
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26	(4)	2,205	2,470
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27	(4)	2,775	3,094
New Jersey COP	5.250%	6/15/19	(Prere.)	4,675	4,695
New Jersey COP	5.250%	6/15/19	(Prere.)	1,000	1,004
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		16,500	17,474
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		25,000	27,025
New Jersey Economic Development Authority Revenue	5.000%	6/15/26		2,500	2,842
New Jersey Economic Development Authority Revenue	5.000%	6/15/27		2,500	2,861
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		30,000	34,884
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		33,000	38,124
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		10,300	11,831
New Jersey Economic Development Authority Revenue	5.250%	6/15/32		5,000	5,533
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		8,495	9,370
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		12,000	12,922
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		7,550	8,116
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28	(15)	6,500	7,592
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19	(Prere.)	3,345	3,361
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19	(Prere.)	10,500	10,623
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		17,410	17,746
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	7,975	8,606
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(12)	5,000	5,407
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		8,690	9,089
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23	(14)	51,630	58,374
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		1,000	1,050
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,985	3,207
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	18,130	21,459
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		4,205	4,505

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	8,000	9,698
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		5,515	5,898
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29		1,655	1,662
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26		4,345	4,671
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19		2,000	2,005
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20		2,075	2,137
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	5,000	5,204
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	(4)	1,000	1,172
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	(4)	1,695	2,015
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	(4)	2,000	2,369
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	(4)	2,000	2,355
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	(4)	1,500	1,756
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/19	(Prere.)	25,170	25,478
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24	(4)	2,000	2,303
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25	(4)	3,080	3,624
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26	(4)	3,075	3,583
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28	(4)	2,495	2,876
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		8,300	8,636
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		2,360	2,612
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34		10,000	12,225
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19	(Prere.)	6,000	6,027
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19	(Prere.)	6,180	6,207
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19	(Prere.)	5,820	5,845
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19	(Prere.)	11,000	11,050
New Jersey GO	5.000%	8/15/20		30,000	31,222
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21		8,140	8,676
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		3,415	3,753
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25		12,965	14,202
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26		12,505	13,674
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28		13,835	15,060
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		2,735	2,967
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,000	5,344
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.) VRDO	2.300%	5/7/19	LOC	1,000	1,000
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21	(Prere.)	3,700	3,932
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(ETM)	1,315	1,344
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	930	951
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(ETM)	805	823
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	(Prere.)	570	583
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20		3,010	3,123
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,000	2,138
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22		2,055	2,259
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26		1,000	1,097
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28		1,985	2,386
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30		1,000	1,188
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31		1,100	1,296
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	890	1,004
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	4,110	4,648
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24		2,040	2,357
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25		1,345	1,588
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26		1,800	2,166
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24		2,415	2,716
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25		1,685	1,925
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		2,420	2,783
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,250	1,427

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,140	1,294
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		20,000	20,136
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20		2,885	2,931
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		5,000	5,645
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		12,270	13,852
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		24,475	28,333
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		14,155	16,309
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		8,530	9,828
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		27,150	31,121
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		8,965	10,219
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		1,830	2,086
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		3,160	3,582
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		14,000	16,158
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/28		21,550	25,065
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		16,000	18,353
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		17,550	19,891
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		17,550	19,782
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		4,675	5,244
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20		7,105	7,337
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,025	2,197
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,773
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24		3,265	3,674
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		6,000	6,823
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27		5,000	5,683
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28		5,025	5,691
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		2,500	2,762
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34		5,000	5,505
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		7,545	7,691
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		5,000	5,104
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	(14)	25,000	25,520
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,540	1,572
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		1,610	1,644
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		3,825	3,950
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		9,350	9,567
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	9,000	9,468
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		17,590	18,485
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	30,000	31,645
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		12,100	13,086
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	3,745	4,084
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	25,000	27,196
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		14,375	15,638
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,770	4,176
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	30,900	34,231
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		29,000	32,378
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,835
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24	(14)	12,500	14,548
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		18,365	20,862
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		72,680	59,601
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,025	841
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		3,500	3,682
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		17,500	18,499
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	25,590	16,364
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	3,000	3,267
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	20,460	22,604
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	23,590	26,062
New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	13,000	15,579
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		8,510	9,452
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,630	4,422
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,655	4,452
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		4,070	5,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		17,240	20,781
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		3,000	3,658
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		29,705	35,550
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		7,000	8,430
New Jersey Turnpike Authority Revenue	4.000%	1/1/33		28,000	30,676
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		5,010	6,009
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		67,500	73,709
New Jersey Turnpike Authority Revenue	4.000%	1/1/34		3,000	3,276
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	5,974
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,177
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		2,430	2,655

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		1,340	1,492
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24		2,800	3,055
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		2,000	2,168
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		1,215	1,365
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29		1,500	1,678
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30		1,000	1,113
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31		1,190	1,321
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32		1,000	1,107
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34		1,000	1,102
	Sussex County NJ GO	5.000%	2/15/23		5,485	6,150
	Sussex County NJ GO	5.000%	2/15/24		4,366	5,018
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		19,510	22,809
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		22,335	23,091
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		25,795	30,557
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		4,005	4,785
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		17,280	20,490
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		5,500	6,471
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		18,500	21,614
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		22,165	25,794
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		9,000	10,438
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		31,990	36,883
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		29,775	34,166
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		36,700	41,896
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		22,500	25,393
						1,934,095
New Mexico (0.1%)
	Albuquerque NM GO	5.000%	7/1/24		4,625	5,377
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29		2,560	3,074
	Albuquerque NM Municipal School District No. 12 GO	4.000%	8/1/30		2,500	2,755
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,250	1,492
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31		1,700	2,019
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32		1,910	2,262
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19		5,990	6,036
	New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19		1,500	1,529
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20		1,500	1,554
	New Mexico Finance Authority Revenue	5.000%	6/15/22		1,850	2,039
	New Mexico Finance Authority Revenue	5.000%	6/15/23		1,370	1,551
	New Mexico Finance Authority Revenue	5.000%	6/15/27		1,480	1,825
	New Mexico Finance Authority Revenue	5.000%	6/15/28		1,460	1,830
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		2,500	2,676
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		17,720	18,812
	New Mexico GO	5.000%	3/1/23	(ETM)	15,925	17,891
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/24		910	1,054
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/25		1,010	1,196
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/26		1,060	1,254
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/27		1,465	1,728
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/29		3,000	3,500
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/30		3,000	3,481
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/31		3,685	4,252
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/32		2,500	2,871
						92,058

New York (15.4%)
	Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	(ETM)	1,185	1,194
	Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,575	2,663
	Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,680	2,772
3	Battery Park City Authority New York Revenue TOB VRDO	2.340%	5/1/19	LOC	42,800	42,800
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20	(Prere.)	6,735	6,948
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26		3,000	3,494
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33		1,340	1,566
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34		1,000	1,165
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36		1,010	1,171
	Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37		1,035	1,195
	Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,850	2,125

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,240	1,425
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		4,190	4,914
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		1,310	1,536
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26		1,460	1,740
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		5,470	6,458
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		600	740
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		325	401
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		625	766
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32		550	665
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33		525	634
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34		850	1,021
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35		1,300	1,556
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36		1,650	1,968
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/26		6,775	7,245
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/27		8,560	9,154
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/29		6,315	6,750
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		2,500	2,671
Freeport NY GO	5.000%	1/15/20		2,070	2,122
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/28		2,270	2,397
Hempstead NY GO	4.000%	4/1/28	(4)	7,125	7,939
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		7,500	8,978
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		12,100	14,424
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		24,300	28,771
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		13,360	15,757
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		3,300	4,069
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		10,000	10,923
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		2,000	2,412
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,202
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		8,600	10,375
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,367
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		4,850	5,801
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		3,850	4,593
Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		125,000	132,635
Metropolitan Transportation Authority New York Revenue PUT	5.000%	11/15/22		192,000	211,795
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/20		3,500	3,620
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29		2,270	2,797
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/30		2,540	3,099
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/32		1,780	2,146
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33		1,740	2,088
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		1,025	1,029
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,000	2,393
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,780	3,326
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26		2,515	3,078
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27		1,880	2,345
Nassau County NY GO	4.000%	10/1/20	(Prere.)	5,245	5,425
Nassau County NY GO	5.000%	4/1/22		14,850	16,219
Nassau County NY GO	4.000%	10/1/22		8,755	9,031
Nassau County NY GO	5.000%	4/1/23		15,665	17,569
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/21		2,605	2,768
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25		1,400	1,598
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/26		1,740	1,981
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27		3,090	3,498
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24		3,245	3,619
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25		3,485	3,944
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26		3,660	4,165
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27		3,270	3,702
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29		1,750	1,953

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	5/15/19	(Prere.)	7,870	7,880
	New York City NY GO	5.000%	6/1/19	(ETM)	8,675	8,699
	New York City NY GO	5.000%	8/1/19		3,100	3,126
	New York City NY GO	5.000%	8/1/19		5,000	5,042
	New York City NY GO	5.000%	8/1/19		4,500	4,538
	New York City NY GO	5.000%	8/1/20		5,025	5,238
4	New York City NY GO	5.000%	8/1/20		14,000	14,592
	New York City NY GO	5.000%	8/1/20		32,355	32,633
	New York City NY GO	5.000%	8/1/21		15,750	16,405
	New York City NY GO	5.000%	8/1/21		58,635	59,140
	New York City NY GO	5.000%	8/1/21		5,015	5,389
	New York City NY GO	5.000%	8/1/21		10,000	10,746
	New York City NY GO	5.000%	8/1/21		4,000	4,298
	New York City NY GO	5.000%	8/1/21		5	5
	New York City NY GO	5.000%	10/1/21		7,545	8,149
	New York City NY GO	5.000%	8/1/22		6,020	6,269
	New York City NY GO	5.000%	8/1/22		6,755	7,469
	New York City NY GO	5.000%	8/1/22		7,515	8,309
	New York City NY GO	5.000%	8/1/22		18,475	19,239
	New York City NY GO	5.000%	8/1/22		5,500	6,081
	New York City NY GO	5.000%	8/1/22		2,500	2,764
	New York City NY GO	5.000%	8/1/22		6,450	7,132
	New York City NY GO	5.000%	8/1/22		1,325	1,465
	New York City NY GO	5.250%	8/15/22		5	5
	New York City NY GO	5.000%	8/1/23		3,905	4,434
	New York City NY GO	5.000%	8/1/23		3,690	4,142
	New York City NY GO	5.000%	8/1/23		2,000	2,017
	New York City NY GO	5.000%	8/1/23		7,740	8,687
	New York City NY GO	5.000%	8/1/23		14,590	16,127
	New York City NY GO	5.000%	8/1/23		5,710	6,484
	New York City NY GO	5.000%	8/1/23		3,150	3,577
	New York City NY GO	5.000%	8/1/23		3,945	4,480
	New York City NY GO	5.250%	8/15/23		5	5
	New York City NY GO	5.000%	10/1/23		4,465	4,959
	New York City NY GO	5.000%	4/1/24		17,335	18,974
	New York City NY GO	5.000%	8/1/24		8,085	8,421
	New York City NY GO	5.000%	8/1/24		5,310	5,698
	New York City NY GO	5.000%	8/1/24		17,085	19,877
	New York City NY GO	5.000%	8/1/24		15,170	17,649
	New York City NY GO	5.000%	8/1/24		4,025	4,449
	New York City NY GO	5.000%	8/1/24		4,675	5,439
	New York City NY GO	5.000%	8/1/24		20,010	22,670
	New York City NY GO	5.000%	8/1/24		14,000	16,288
	New York City NY GO	5.000%	10/1/24		5,000	5,391
	New York City NY GO	5.000%	10/1/24		4,500	4,997
	New York City NY GO	5.000%	12/1/24		5,000	5,864
	New York City NY GO	5.000%	8/1/25		3,300	3,588
	New York City NY GO	5.000%	8/1/25		3,630	4,331
	New York City NY GO	5.000%	8/1/25		15,510	18,504
	New York City NY GO	5.000%	8/1/25		35,335	42,155
	New York City NY GO	5.000%	8/1/25		5,000	5,513
	New York City NY GO	5.000%	8/1/25		1,135	1,352
	New York City NY GO	5.000%	8/1/25		11,770	14,042
	New York City NY GO	5.000%	8/1/25		10,640	12,694
	New York City NY GO	5.000%	10/1/25		10,985	12,168
	New York City NY GO	5.000%	12/1/25		18,050	21,696
	New York City NY GO	5.000%	4/1/26		10,000	10,916
	New York City NY GO	5.000%	8/1/26		12,675	15,420
	New York City NY GO	5.000%	8/1/26		9,735	11,012
	New York City NY GO	5.000%	8/1/26		5,040	5,552
	New York City NY GO	5.000%	8/1/26		15,685	19,082
	New York City NY GO	5.000%	8/1/26		14,215	16,079
	New York City NY GO	5.000%	8/1/26		6,765	8,083
	New York City NY GO	5.000%	10/1/26		23,890	26,438
	New York City NY GO	5.000%	4/1/27		14,780	16,120
	New York City NY GO	5.000%	8/1/27		6,600	7,451
	New York City NY GO	5.000%	8/1/27		20,020	24,294
	New York City NY GO	5.000%	8/1/27		4,705	5,108
	New York City NY GO	5.000%	10/1/27		15,000	16,584
	New York City NY GO	5.000%	8/1/28		18,000	19,527
	New York City NY GO	5.000%	8/1/28		9,300	10,729

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	3/1/29		27,590	31,479
	New York City NY GO	5.000%	5/15/29		30	30
	New York City NY GO	5.000%	8/1/29		9,715	10,935
	New York City NY GO	5.000%	8/1/29		1,825	2,237
	New York City NY GO	5.000%	3/1/30		16,230	18,428
	New York City NY GO	5.000%	8/1/30		5,390	6,172
	New York City NY GO	5.000%	8/1/30		10,655	11,974
	New York City NY GO	5.000%	8/1/30		23,000	24,610
	New York City NY GO	5.000%	8/1/30		6,845	7,692
	New York City NY GO	5.000%	3/1/31		33,315	37,765
	New York City NY GO	4.000%	8/1/31		30,000	33,226
	New York City NY GO	5.000%	10/1/31		34,050	36,564
	New York City NY GO	5.000%	12/1/31		3,015	3,605
	New York City NY GO	5.000%	8/1/32		1,475	1,579
	New York City NY GO	5.000%	8/1/33		5,000	6,056
	New York City NY GO	5.000%	8/1/33		5,000	5,741
	New York City NY GO	5.000%	12/1/33		11,750	13,943
4	New York City NY GO	5.000%	12/1/34		4,000	4,728
	New York City NY GO	5.000%	4/1/35		8,000	9,655
	New York City NY GO	4.000%	8/1/35		15,010	16,357
	New York City NY GO	5.000%	12/1/35		3,000	3,532
	New York City NY GO	5.000%	4/1/36		12,750	15,338
	New York City NY GO	5.000%	10/1/36		4,000	4,766
	New York City NY GO VRDO	2.310%	5/1/19		71,060	71,060
	New York City NY GO VRDO	2.290%	5/7/19	LOC	50,000	50,000
	New York City NY GO VRDO	2.300%	5/7/19		22,430	22,430
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24		3,500	3,589
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		19,200	19,651
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26		12,940	14,427
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		17,300	19,341
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		22,000	24,507
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		12,500	13,892
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.500%	11/1/33		5,000	5,195
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		8,000	8,220
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		34,510	35,498
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48		9,000	9,106
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,021
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		35,000	37,497
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		25,880	27,726
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		41,500	44,442
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		5,000	5,757
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		24,500	26,208
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		9,000	9,335
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		30,000	32,781
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,545	5,926
4	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		17,500	18,701
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,560	6,537
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33		10,160	12,229
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		5,000	6,127
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		50,000	55,637
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		5,165	6,045
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,425	11,871
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		16,700	19,491
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		22,165	25,804
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		13,350	14,568
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		13,000	15,582
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		26,945	32,058
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		28,000	32,070
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		110,610	134,324
3	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.300%	5/1/19	LOC	7,400	7,400
3	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.300%	5/1/19	LOC	12,600	12,600
3	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.330%	5/7/19		6,440	6,440
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.300%	5/1/19		35,100	35,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.310%	5/8/19		23,030	23,030
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.330%	5/8/19		7,000	7,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.410%	5/8/19		24,845	24,845
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24		15,885	18,773
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		6,000	7,039

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		10,085	12,040
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		11,000	13,023
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		15,000	17,696
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		5,025	5,899
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		9,000	10,639
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,285	6,181
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		18,000	19,212
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		6,000	6,588
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		14,565	17,618
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		5,020	5,855
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		3,950	4,335
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		10,000	11,643
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,621
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,675
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,890	4,714
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		845	1,021
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		10,000	11,648
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		2,500	2,751
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37		6,800	7,451
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		29,665	32,389
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,459
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,350	4,002
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	(Prere.)	11,090	11,090
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		9,835	10,003
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		2,535	2,578
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	(Prere.)	45	46
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		13,500	14,181
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		16,050	17,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		4,000	4,461
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23		16,780	18,452
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23		14,055	16,110
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24		6,000	6,350
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		20,000	23,490
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,985	2,331
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		6,010	6,507
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		15,550	16,836
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		14,245	15,872
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		10,030	11,638
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,095	1,186
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		12,280	14,423
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		4,295	4,543
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,410
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,410
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,500	5,951
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,795	11,414
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,290	10,880
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		2,635	2,849
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26		8,620	9,320
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26		8,255	8,703
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		1,435	1,550
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		4,000	4,322
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		10,000	10,885
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28		25,675	27,128
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28		5,020	5,819
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28		7,000	8,343
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29		12,000	13,469
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30		5,780	6,441
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		5,000	5,279
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31		19,000	20,712
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		8,010	9,425
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		24,475	26,412
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		12,700	14,102
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		10,050	12,012
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		13,750	15,725
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		15,855	19,101
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		4,270	4,712
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		16,500	17,793
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		17,500	19,402
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33		10,500	12,546
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		12,150	13,880
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		7,985	9,435

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		14,020	16,816
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		20,000	23,989
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		13,700	16,038
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		14,415	17,172
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		15,910	18,164
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		10,000	11,777
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		24,110	28,831
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		11,150	13,022
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		27,325	30,795
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		9,500	11,236
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		19,550	22,763
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35		7,010	8,197
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35		17,060	20,256
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35		8,930	9,830
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35		22,020	25,127
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35		20,000	23,834
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		13,290	15,486
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		10,000	11,794
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36		24,240	28,657
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		7,000	7,676
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36		3,000	3,471
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36		20,000	23,759
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		27,145	30,221
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36		4,000	4,649
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37		10,050	11,808
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37		6,895	7,536
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		24,090	28,506
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		20,995	23,290
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		21,790	24,101
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39		5,000	5,863
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.300%	5/1/19		22,800	22,800
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.300%	5/1/19		90,000	90,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.300%	5/1/19		41,080	41,080
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35		27,335	33,117
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36		47,000	56,745
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38		6,000	7,164
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38		2,500	2,749
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/38		5,710	6,840
	New York City NY Transitional Finance Authority Revenue VRDO	2.300%	5/1/19		77,270	77,270
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26		27,000	33,011
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33		5,270	5,881
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35		15,000	18,173
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36		18,000	21,732
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/37		35,000	42,076
3	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	2.320%	5/7/19		9,400	9,400
	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.300%	5/1/19		110,290	110,290
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		5,500	3,347
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		13,200	14,246
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		14,000	15,251
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		19,640	25,190
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		34,225	35,914
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	22,625	23,912
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	9,000	9,512
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	20,730	21,909
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	24,500	25,894
	New York Metropolitan Transportation Authority Revenue	4.750%	11/15/21	(Prere.)	8,000	8,649
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,500	1,631
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	12,125	13,183
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	3,850	4,186
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		19,000	20,487
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21	(4)	15,900	17,361
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		8,425	9,333
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	13,665	15,306
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	12,735	14,264
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		10,000	11,078
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,370	1,555
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,300	2,611
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,695	1,924
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,520	6,267
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,480	6,221

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	12,705	14,424
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		5,035	5,711
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,675	7,382
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		42,000	47,657
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		10,020	11,601
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		6,680	7,393
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		31,050	34,319
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		11,500	13,575
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		4,000	4,805
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		3,000	3,604
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		5,400	5,965
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		7,045	8,464
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,150	2,623
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		20,500	24,520
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		15,000	16,548
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,515	5,535
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		9,575	11,652
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,585	4,287
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		10,260	11,282
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		20,000	24,177
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		5,000	5,935
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		5,500	6,482
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		60,000	66,468
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		7,000	7,957
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		50,000	55,067
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,000	5,659
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		13,055	14,384
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		19,605	21,560
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		1,000	1,077
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	5,525	5,751
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	3,195	3,474
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	4,790	5,208
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	7,245	7,877
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	11,530	12,536
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	6,125	6,660
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	10,360	11,264
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	10,910	11,862
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	11,415	12,411
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,181
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	10,500	11,449
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		48,000	52,455
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		6,805	7,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		10,210	10,996
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		15,045	18,445
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		8,000	5,249
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/32		4,000	4,443
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		27,000	29,831
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33		10,900	12,950
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		11,445	13,552
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		59,800	70,318
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	2.250%	5/7/19	LOC	38,890	38,890
1	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund), SIFMA Municipal Swap Index Yield + 0.950%	3.250%	11/1/19		8,000	8,036
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		38,390	39,009
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		97,045	102,890
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	(Prere.)	2,000	2,240
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		2,500	2,761
	New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19		8,450	8,590
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20		18,000	18,417
	New York Metropolitan Transportation Authority Revenue VRDO	2.370%	5/7/19	LOC	13,545	13,545
	New York NY GO	5.000%	8/1/25		10,310	12,300
	New York NY GO	5.000%	8/1/28		30,240	37,310
	New York NY GO	5.000%	12/1/35		11,670	14,213
	New York NY GO	5.000%	12/1/37		9,900	11,973
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		10,015	10,444
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22		2,000	2,085
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	3,925	4,083
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	4,330	4,505
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,000	2,149
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,320	2,493
	New York State Dormitory Authority Revenue	5.000%	1/15/26		1,550	1,875

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue	5.000%	7/1/26		1,650	2,018
New York State Dormitory Authority Revenue	5.000%	10/1/26	(4)	3,000	3,682
New York State Dormitory Authority Revenue	5.000%	1/15/27		3,820	4,709
New York State Dormitory Authority Revenue	5.000%	7/1/27		1,785	2,230
New York State Dormitory Authority Revenue	5.000%	10/1/27	(4)	2,590	3,165
New York State Dormitory Authority Revenue	5.000%	10/1/28	(4)	2,430	2,955
New York State Dormitory Authority Revenue	5.000%	10/1/29	(4)	2,145	2,592
New York State Dormitory Authority Revenue	5.000%	10/1/31	(4)	1,315	1,572
New York State Dormitory Authority Revenue	5.000%	3/15/32		12,500	15,264
New York State Dormitory Authority Revenue	5.000%	10/1/32	(4)	1,000	1,192
New York State Dormitory Authority Revenue	5.000%	3/15/35		38,335	46,269
New York State Dormitory Authority Revenue	5.000%	3/15/36		26,845	32,572
New York State Dormitory Authority Revenue	5.000%	7/1/39		4,000	4,803
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20	(Prere.)	215	224
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21		4,785	4,974
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20		6,485	6,741
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21		3,500	3,755
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/21	(Prere.)	1,070	1,150
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/21	(Prere.)	1,625	1,751
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/21	(Prere.)	1,200	1,295
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24		9,355	10,832
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		6,500	7,611
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29		10,000	11,637
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30		4,500	5,208
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		12,000	13,777
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26		1,500	1,629
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29		1,000	1,085
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30		1,000	1,083
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	(ETM)	10	10
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20		13,280	13,847
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/26		5,850	6,921
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/27		3,750	4,500
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/28		2,125	2,577
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26		3,640	3,771
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,500	1,554
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19	(14)	1,700	1,712
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26		4,060	4,965
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34		15,010	17,827
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35		17,500	20,733
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36		9,000	10,634
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	30	31
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	20	21
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	25	26
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	(Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/18/20	(Prere.)	990	1,016
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,000	12,322
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		36,455	38,635
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	920	1,005
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	3,835	4,190
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	1,340	1,464
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		7,895	8,626
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		33,540	36,644
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		56,335	61,549
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22	(2)	7,000	7,758
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		25,125	28,251
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		8,570	9,659
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		25,500	28,539
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		35,970	41,486
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		4,695	5,125
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		6,940	7,759
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		20,080	23,798
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		30,480	36,026
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		10,015	11,535
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		19,540	21,287
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		46,330	56,010
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		17,630	18,706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		2,585	2,743
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		10,300	11,485
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		20,000	23,582
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		10,045	11,535

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		21,010	25,839
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		15,120	17,860
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		30,650	32,508
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		31,675	38,778
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		7,000	8,239
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		11,580	13,654
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		25,000	26,506
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		39,040	47,582
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		10,000	11,429
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		25,000	26,483
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10	10
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10,015	11,430
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		18,905	20,525
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		20,740	23,721
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		32,000	33,861
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		53,000	58,841
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		17,240	18,740
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		7,500	8,130
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		1,740	2,080
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		57,500	63,405
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,070	1,159
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,135	11,002
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		34,000	37,328
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		36,795	41,734
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		32,000	34,991
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		17,050	20,056
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		5,440	6,378
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		9,340	10,965
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		2,990	3,484
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19		3,475	3,523
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	(12)	2,500	2,535
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20		10,000	10,472
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(Prere.)	6,610	6,933
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	1,250	1,350
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21		750	811
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	15,575	16,851
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	18,485	19,999
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(Prere.)	4,435	4,798
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		500	557
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	(4)	390	408
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		780	838
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	(4)	1,035	1,146
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		1,250	1,386
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		950	1,024
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	(4)	1,500	1,658
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		1,000	1,109
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,290	6,926
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	(4)	1,000	1,104
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,000	1,108
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		7,595	8,358
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	(4)	1,500	1,753
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		750	830
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		65	70
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	475	524
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27		500	553
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	200	220
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28		425	469
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29		500	551
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20		6,815	6,855
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21		17,750	17,857
	New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28		1,775	2,192
	New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		1,545	1,894
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22		9,255	10,180
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		10,865	11,870
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		3,015	3,292
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30		1,000	1,091
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26		1,085	1,299
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27		2,500	3,012
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35		3,000	3,484
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36		2,010	2,328
4	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		16,000	17,001

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		19,515	21,385
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		2,730	3,081
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		14,895	17,246
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		35,000	41,632
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		12,810	15,237
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29		9,555	11,924
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		5,080	6,233
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		51,000	61,195
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		6,000	7,119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		27,610	32,188
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		17,625	20,839
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		32,000	37,224
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		14,260	16,920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		37,165	43,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		18,500	22,258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		22,500	26,973
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		18,835	22,212
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	5,973
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		20,000	21,271
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		20,000	20,771
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/21		4,370	4,693
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23		2,280	2,601
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		5,060	5,725
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		10,000	10,700
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28		11,460	12,253
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		17,830	19,055
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30		26,230	28,027
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31		3,670	3,912
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32		5,015	6,087
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		15,655	18,960
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		4,375	5,381
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		8,000	9,673
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		7,170	8,776
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		9,500	11,447
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		5,420	6,610
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		9,500	11,381
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		6,830	8,301
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		4,745	5,658
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		9,960	12,061
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23		3,785	4,041
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24		3,470	3,705
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25		6,030	6,434
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27		3,345	3,570

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28		6,150	6,559
	New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29		5,315	5,666
	New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30		1,835	1,956
	New York State GO	5.000%	2/15/30		14,000	14,827
	New York State Housing Finance Agency Revenue VRDO	2.390%	5/7/19	LOC	11,600	11,600
	New York State Thruway Authority Revenue	4.000%	2/1/20		193,615	195,251
	New York State Thruway Authority Revenue	5.000%	1/1/26		1,725	2,087
	New York State Thruway Authority Revenue	5.000%	1/1/29		21,195	22,913
	New York State Thruway Authority Revenue	5.000%	1/1/31		7,000	7,551
	New York State Thruway Authority Revenue	5.000%	1/1/34		4,000	4,638
	New York State Thruway Authority Revenue	5.000%	1/1/35		3,000	3,470
	New York State Thruway Authority Revenue	5.000%	1/1/36		4,025	4,644
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		18,600	19,776
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28		13,505	14,353
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		22,175	23,538
	New York State Urban Development Corp. Revenue	5.000%	3/15/27		3,125	3,735
	New York State Urban Development Corp. Revenue	5.000%	3/15/35		28,920	34,269
	New York State Urban Development Corp. Revenue	5.000%	3/15/36		44,080	52,084
	New York State Urban Development Corp. Revenue	5.000%	3/15/37		46,400	54,646
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20		36,240	37,021
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21	(14)	10,000	10,717
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21		13,310	13,595
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		18,745	20,536
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		6,165	6,754
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	21,000	23,300
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		11,290	12,733
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		35,535	41,125
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		52,210	60,347
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	19,532
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		40,000	46,207
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	22,095
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		22,425	27,176
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27		5,450	6,569
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		23,820	28,650
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30		14,910	15,780
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		16,000	17,834
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		30,000	35,215
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		28,030	31,243
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		6,000	7,077
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	10,574
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		28,000	31,166
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		30,890	34,383
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34		30,025	34,925
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35		7,620	8,844
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20		8,165	8,349
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21		11,345	11,600
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19		350	350
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,250	1,451
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		27,175	32,094
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/32		3,510	4,272
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		1,000	1,148
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		4,000	4,928
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		4,015	4,930
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/34		4,805	5,804
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		5,000	6,121
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/35		7,000	8,173
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		4,500	5,489
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/37		5,000	6,083
3	Port Authority of New York & New Jersey Revenue TOB VRDO	2.320%	5/7/19		11,195	11,195
3	Port Authority of New York & New Jersey Revenue TOB VRDO	2.330%	5/7/19		1,170	1,170
3	Port Authority of New York & New Jersey Revenue TOB VRDO	2.330%	5/7/19		3,055	3,055
3	Port Authority of New York & New Jersey Revenue TOB VRDO	2.350%	5/7/19		870	870
3	Port Authority of New York & New Jersey Revenue TOB VRDO	2.320%	5/8/19		8,000	8,000
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28		25,000	26,175
3	Port Authority of New York & New Jersey TOB VRDO	2.330%	5/7/19		2,500	2,500
	Suffolk County NY GO	5.000%	5/15/21	(4)	9,280	9,873
	Syracuse NY Industrial Development Agency Civic Facility Revenue (Syracuse University Project) VRDO	3.647%	5/9/19	(2)	4,275	4,275
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25		12,000	13,814
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25		4,500	4,898

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		6,050	7,060
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		10,430	12,320
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		7,190	8,438
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		8,250	9,613
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31		10,000	11,460
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		8,445	9,629
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,675
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		5,000	5,629
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	15,000	16,374
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	15,000	16,374
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		11,000	12,652
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		8,185	9,983
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		10,000	12,117
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		28,665	19,113
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32		14,270	17,167
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		3,000	3,593
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		5,210	6,240
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		14,900	17,647
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		8,350	9,865
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,500	2,976
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		11,000	13,093
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,045	2,388
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		3,460	4,041
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		6,065	7,147
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		16,745	19,867
	United Nations Development Corp. New York Revenue	5.000%	7/1/21		7,200	7,241
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		33,000	37,770
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		5,140	5,841
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		20,825	24,637
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		24,870	29,517
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		15,010	17,781
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		38,500	45,324
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		50,905	59,715
4	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		30,000	35,096
	Westchester County NY GO	5.000%	7/1/21	(ETM)	240	257
	Westchester County NY GO	5.000%	7/1/21	(ETM)	335	359
	Westchester County NY GO	4.000%	7/1/29		5,920	6,885
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	870	927
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		1,935	2,047
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		130	138
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		2,600	2,940
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32		2,375	2,672
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33		2,965	3,333
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25		1,505	1,684
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27		4,405	4,999
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		3,000	3,382
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29		4,490	5,031
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30		4,645	5,159
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31		2,740	3,029
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32		2,160	2,375
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34		2,525	2,756
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35		3,685	4,009
						10,217,689
North Carolina (0.8%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20		5,280	5,473
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21		1,330	1,415
	Cary NC Combined Utility Systems Revenue	5.000%	12/1/30		1,010	1,247
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/32		1,430	1,600
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/33		3,090	3,435
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/34		3,000	3,337
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/35		2,500	2,762
	Charlotte NC Airport Revenue	5.000%	7/1/27		3,415	4,216
	Charlotte NC Airport Revenue	5.000%	7/1/28		2,200	2,703
	Charlotte NC Airport Revenue	5.000%	7/1/29		2,230	2,732
	Charlotte NC Airport Revenue	5.000%	7/1/30		3,100	3,768
	Charlotte NC Airport Revenue	5.000%	7/1/31		1,690	2,039
	Charlotte NC Airport Revenue	4.000%	7/1/32		1,000	1,109
	Charlotte NC Airport Revenue	4.000%	7/1/33		2,465	2,722
	Charlotte NC Airport Revenue	5.000%	7/1/33		1,660	1,987
	Charlotte NC Airport Revenue	5.000%	7/1/36		1,840	2,182
	Charlotte NC GO	5.000%	7/1/22		3,305	3,653

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Charlotte NC GO	5.000%	7/1/23		3,355	3,704
Charlotte NC GO	5.000%	7/1/29		2,500	2,891
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33		3,210	3,573
Guilford County NC GO	5.000%	3/1/22		3,230	3,534
Mecklenburg County NC GO	5.000%	2/1/21		1,435	1,519
Mecklenburg County NC GO	5.000%	12/1/27		2,585	3,179
Mecklenburg County NC GO	5.000%	4/1/29		5,000	5,886
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	(Prere.)	9,900	10,037
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28		4,000	4,851
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35		1,500	1,757
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36		1,250	1,456
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		4,260	4,392
North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	30,510	31,548
North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	28,585	29,557
North Carolina Capital Improvement Revenue	5.000%	5/1/20		15,385	15,904
North Carolina Capital Improvement Revenue	5.000%	5/1/21		13,495	14,393
North Carolina GAN	5.000%	3/1/21		2,075	2,201
North Carolina GAN	5.000%	3/1/24		13,000	14,951
North Carolina GAN	5.000%	3/1/25		19,100	22,441
North Carolina GAN	5.000%	3/1/27		5,955	6,946
North Carolina GAN	5.000%	3/1/29		15,000	17,384
North Carolina GO	5.000%	6/1/21		5,515	5,900
North Carolina GO	4.000%	5/1/23		39,470	43,105
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/21		8,610	9,233
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/22		9,155	10,090
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/30		2,435	2,546
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28		1,275	1,488
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29		2,010	2,335
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/27		2,215	2,698
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/28		2,695	3,313
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/29		1,400	1,699
North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/30		1,445	1,742
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		4,000	4,390
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31		12,630	13,775
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		1,420	1,469
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21		5,000	5,172
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22		5,020	5,193
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/23		1,825	1,997
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/25		1,035	1,128
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/27		175	195
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/29		635	704
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/31		650	716
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/32		500	549
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30		1,295	1,298
North Carolina Revenue	5.000%	5/1/29		25,060	30,728
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25		2,655	3,023
North Carolina Turnpike Authority Revenue	5.000%	1/1/25		1,785	2,048
North Carolina Turnpike Authority Revenue	5.000%	1/1/26	(4)	1,885	2,219
North Carolina Turnpike Authority Revenue	5.000%	1/1/27		2,775	3,259
North Carolina Turnpike Authority Revenue	5.000%	1/1/28	(4)	2,300	2,743
North Carolina Turnpike Authority Revenue	5.000%	1/1/28		3,250	3,859
North Carolina Turnpike Authority Revenue	5.000%	1/1/29	(4)	2,600	3,089
North Carolina Turnpike Authority Revenue	5.000%	1/1/29		3,180	3,812
North Carolina Turnpike Authority Revenue	5.000%	1/1/30		7,000	8,325
North Carolina Turnpike Authority Revenue	5.000%	1/1/35	(4)	10,000	11,881
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		22,125	22,780
Raleigh NC Combined Enterprise System Revenue VRDO	2.450%	5/7/19		23,500	23,500
University of North Carolina at Charlotte Revenue	4.000%	10/1/33		1,000	1,102

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	University of North Carolina at Charlotte Revenue	4.000%	10/1/34		1,250	1,373
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35		1,100	1,205
	University of North Carolina at Greensboro Revenue	4.000%	4/1/34		3,000	3,290
	University of North Carolina at Greensboro Revenue	4.000%	4/1/36		1,385	1,507
	University of North Carolina University System Revenue	5.250%	10/1/19	(Prere.)	1,590	1,614
	University of North Carolina University System Revenue	5.250%	10/1/19	(Prere.)	1,720	1,746
	Wake County NC GO	5.000%	3/1/20		9,340	9,603
	Wake County NC GO	5.000%	3/1/21		5,260	5,582
	Wake County NC GO	5.000%	3/1/22		9,000	9,846
	Wake County NC Limited Obligation Revenue	5.000%	6/1/19	(Prere.)	3,000	3,008
	Wake County NC Limited Obligation Revenue	5.000%	12/1/20		6,380	6,718
	Wake County NC Public Improvement GO	5.000%	9/1/21		2,400	2,587
						539,666
North Dakota (0.0%)
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,500	1,604
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,000	1,070
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,300	1,390
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		3,000	3,488
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26		5,060	5,971
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/29		2,000	2,314
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/30		1,800	2,070
	Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/31		1,800	2,054
						19,961
Ohio (2.9%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/32		7,500	8,088
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/27		1,340	1,595
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/28		1,210	1,435
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/29		1,315	1,551
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/31		1,000	1,165
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/34		3,540	4,078
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27		5,830	6,375
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		2,125	2,352
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,650	1,813
	Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33		1,150	1,255
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	30,000	31,390
3	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	2.450%	5/7/19		5,125	5,125
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/26		12,045	14,311
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27		11,350	13,678
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		6,010	7,331
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		11,040	13,363
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/30		5,000	5,999
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		5,750	6,122
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		10,000	10,611
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		3,600	3,804
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24		11,430	11,707
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25		10,000	10,242
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	2,375	2,589
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	6,120	6,712
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31		9,145	9,823
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32		13,480	14,464
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20		10,530	10,805
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		8,480	10,125
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/29		3,835	4,686
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30		1,825	1,981
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31		1,565	1,685
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32		1,850	1,979
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34		4,620	5,445
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35		3,000	3,525
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37		4,235	4,926
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		2,335	2,708
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group	5.000%	12/1/30		1,025	1,206
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/25		2,035	2,385
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/26		2,360	2,808
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/27		1,800	2,169
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/28		1,780	2,122

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/31		1,105	1,291
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/32		2,000	2,119
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26		2,985	3,566
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		2,025	2,444
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,715	6,479
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,810	3,954
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,180	3,300
Cincinnati OH City School District GO	5.250%	12/1/20	(14)	7,050	7,452
Cincinnati OH City School District GO	5.250%	12/1/21	(14)	5,710	6,229
Cincinnati OH City School District GO	5.250%	12/1/22	(14)	10,030	11,277
Cincinnati OH GO	5.000%	12/1/26		1,250	1,530
Cincinnati OH GO	5.000%	12/1/27		845	1,052
Cincinnati OH GO	4.000%	12/1/28		1,045	1,195
Cincinnati OH GO	4.000%	12/1/31		750	835
Cincinnati OH GO	4.000%	12/1/32		800	886
Cincinnati OH GO	4.000%	12/1/33		2,150	2,373
Cincinnati OH Water System Revenue	4.000%	12/1/28		2,000	2,312
Cincinnati OH Water System Revenue	4.000%	12/1/29		1,300	1,493
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/33		1,395	1,526
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		1,770	1,919
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		3,605	3,895
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,325	2,497
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,815	2,018
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	1,075	1,223
Cleveland OH GO	5.000%	12/1/19		1,780	1,814
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	5,035	5,743
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	4,800	5,475
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	10,035	11,446
Cleveland OH Municipal School District GO	5.000%	12/1/26		1,660	1,840
Cleveland OH Municipal School District GO	5.000%	12/1/27		1,050	1,162
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,400	2,611
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,500	2,719
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,250	2,447
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29		5,000	5,370
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30		5,225	5,607
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31		8,640	9,260
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32		9,060	9,707
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center LLC Project) VRDO	2.260%	5/7/19	LOC	30,550	30,550
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31		3,175	3,549
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32		3,340	3,726
Columbus OH City School District GO	0.000%	12/1/27	(4)	14,060	11,646
Columbus OH City School District GO	0.000%	12/1/29	(4)	11,170	8,626
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19		2,000	2,004
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/30		5,010	5,959
Columbus OH GO	5.000%	2/15/21		7,190	7,620
Columbus OH GO	5.000%	2/15/22		3,025	3,303
Columbus OH GO	4.000%	4/1/23		16,605	18,097
Columbus OH GO	5.000%	7/1/24		5,690	6,622
Columbus OH GO	4.000%	8/15/24		3,570	3,985
Columbus OH GO	5.000%	8/15/24		10,305	12,029
Columbus OH GO	4.000%	4/1/26		16,170	18,507
Columbus OH GO	4.000%	8/15/27		7,500	8,466
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20	(Prere.)	1,325	1,396
Columbus OH Sewer Revenue	5.000%	6/1/29		12,020	14,450
Columbus OH Sewer Revenue	5.000%	6/1/30		10,310	12,332
Columbus OH Sewer Revenue	5.000%	6/1/32		3,420	4,038
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20		7,000	7,368
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21		7,300	7,684
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26		1,500	1,700
Cuyahoga County OH GO	5.000%	12/1/19		2,120	2,162
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26		3,000	3,410
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27		2,845	3,271
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30		7,145	8,042
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		5,385	6,004
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		16,500	18,133
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26		1,500	1,754
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28		2,000	2,329
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29		3,725	4,319

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Cuyahoga OH Community College District GO	4.000%	12/1/31		2,000	2,193
	Cuyahoga OH Community College District GO	4.000%	12/1/33		1,300	1,418
	Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	6,610	6,780
	Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	3,470	3,559
	Cuyahoga OH Community College District Revenue	5.000%	2/1/20	(Prere.)	2,500	2,564
	Dayton OH City School District GO	5.000%	11/1/21		9,210	9,906
	Dayton OH City School District GO	5.000%	11/1/22		5,500	6,095
	Dublin OH City School District GO	4.000%	12/1/31		4,250	4,855
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		11,000	11,631
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		6,000	6,303
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		7,000	8,100
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29		5,050	5,832
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30		8,640	9,969
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31		10,000	11,524
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32		10,000	11,514
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33		10,000	11,495
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/29		1,135	1,385
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/30		2,645	3,202
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/32		1,750	2,096
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26		1,235	1,499
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25		1,125	1,228
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26		700	771
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27		1,225	1,274
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31		1,500	1,614
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32		1,635	1,771
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	2.330%	5/7/19		28,250	28,250
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33		8,115	9,492
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34		11,540	13,449
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35		13,965	16,230
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		12,955	15,009
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23		3,250	3,715
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24		3,300	3,859
	Huber Heights OH City School District GO	4.750%	12/1/19	(Prere.)	890	906
	Huber Heights OH City School District GO	4.875%	12/1/19	(Prere.)	150	153
	Huber Heights OH City School District GO	5.000%	12/1/19	(Prere.)	1,000	1,020
	Huber Heights OH City School District GO	5.000%	12/1/19	(Prere.)	1,000	1,020
	Kent State University Ohio Revenue	5.000%	5/1/29		1,000	1,087
	Kent State University Ohio Revenue	5.000%	5/1/30		1,750	1,899
	Kent State University Ohio Revenue	5.000%	5/1/31		4,000	4,336
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25		2,675	3,111
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26		1,170	1,355
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28		2,255	2,588
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29		1,745	1,991
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	4,245	4,596
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/21	(Prere.)	6,000	6,607
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		7,675	8,111
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/34		1,500	1,762
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/35		1,500	1,754
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/36		1,320	1,537
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/37		3,500	4,060
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/38		2,905	3,361
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/39		1,750	2,020
	Miami University of Ohio General Receipts Revenue	5.000%	9/1/31		2,000	2,137
	Miami Valley OH Career Technology Center GO	5.000%	12/1/31		1,700	2,066
	Miami Valley OH Career Technology Center GO	5.000%	12/1/32		750	908
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	2.300%	5/1/19	LOC	10,285	10,285
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	2.300%	5/1/19	LOC	940	940
3	Montgomery County OH Revenue (Premier Health Partners Obligated Group) TOB VRDO	2.340%	5/1/19	LOC	24,210	24,210
	Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19		5,000	5,070
	Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21	(Prere.)	1,475	1,571
	Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22		2,250	2,422
	Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37		3,000	3,514
	Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/37		5,080	6,088
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,000	1,076
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,805	1,943
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		1,000	1,139
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		3,505	3,992
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		1,440	1,751
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		2,570	3,125
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27		2,390	2,955

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28		1,025	1,261
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29		1,190	1,455
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32		1,620	1,947
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35		1,450	1,727
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	4.000%	2/1/22		5,670	6,022
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		5,375	6,016
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		2,075	2,323
	Ohio Common Schools GO	5.000%	6/15/20		7,730	8,022
	Ohio Common Schools GO	5.000%	6/15/34		20,490	22,292
	Ohio GO	5.000%	9/15/19		9,025	9,138
	Ohio GO	5.000%	4/1/21		4,440	4,721
	Ohio GO	5.000%	9/15/22		4,080	4,530
	Ohio GO	5.000%	11/1/22		11,100	12,380
	Ohio GO	5.000%	2/1/24		4,685	5,388
	Ohio GO	5.000%	9/15/24		12,500	14,600
	Ohio GO	5.000%	2/1/25		9,655	11,385
	Ohio GO	5.000%	5/1/25		19,550	23,215
	Ohio GO	5.000%	11/1/25		7,805	9,375
	Ohio GO	5.000%	2/1/26		12,660	15,255
	Ohio GO	5.000%	8/1/26		25,310	30,830
	Ohio GO	5.000%	9/1/26		10,000	12,193
	Ohio GO	5.000%	11/1/26		7,080	8,682
	Ohio GO	4.000%	2/1/27		8,220	8,777
	Ohio GO	5.000%	2/1/27		11,595	13,950
	Ohio GO	5.000%	5/1/27		5,040	6,097
	Ohio GO	5.000%	9/15/27		2,400	2,982
	Ohio GO	5.000%	11/1/27		6,635	8,287
	Ohio GO	5.000%	8/1/28		19,025	24,003
	Ohio GO	5.000%	5/1/30		13,500	14,717
	Ohio GO	5.000%	6/15/30		2,000	2,187
	Ohio GO	5.000%	11/1/32		3,500	4,055
	Ohio GO	5.000%	5/1/33		3,000	3,672
	Ohio GO	5.000%	6/15/33		16,465	19,363
	Ohio GO	5.000%	5/1/34		3,250	3,962
	Ohio GO	5.000%	6/15/35		19,795	23,164
	Ohio GO	5.000%	3/15/36		5,000	5,628
	Ohio GO	5.000%	6/15/36		18,000	21,008
	Ohio Higher Education GO	5.000%	5/1/33		8,040	9,305
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29		4,500	4,856
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/34		1,505	1,785
	Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/37		1,730	2,032
	Ohio Highway Capital Improvements GO	5.000%	5/1/22	(Prere.)	10,220	11,236
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30		2,200	2,706
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31		1,500	1,830
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33		3,100	3,740
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		7,825	8,602
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36		3,000	3,278
2	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40		3,460	3,746
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	2.540%	5/1/19		10,500	10,500
	Ohio Infrastructure Improvement GO	5.000%	9/1/31		9,370	10,630
	Ohio Infrastructure Improvement GO	5.000%	9/1/32		9,850	11,151
	Ohio Infrastructure Improvement GO	5.000%	9/1/33		10,355	11,701
	Ohio Infrastructure Improvement GO	5.000%	9/1/34		10,885	12,277
	Ohio Infrastructure Improvement GO	5.000%	9/1/35		11,445	12,886
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22		5,305	5,931
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		4,055	4,651
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		3,260	3,586
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		9,030	10,838
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26		22,310	27,314
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27		9,150	11,362
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		23,250	27,921
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29		15,800	18,870
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27		3,150	3,687
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28		3,310	3,863
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29		3,475	4,040
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/36		5,980	7,205
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37		5,000	5,990

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/25		1,010	1,190
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/31		2,450	2,979
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/32		2,200	2,663
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/33		1,610	1,942
Ohio State University General Receipts Revenue	5.000%	12/1/19	(Prere.)	215	219
Ohio State University General Receipts Revenue	5.000%	12/1/20		3,535	3,606
Ohio State University General Receipts Revenue VRDO	2.250%	5/7/19		4,700	4,700
Ohio State University General Receipts Revenue VRDO	2.320%	5/8/19		4,300	4,300
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	7,195	7,383
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	1,750	1,796
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20	(14)	9,000	9,276
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		2,000	2,225
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29		3,000	3,361
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32		16,510	17,999
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33		13,980	15,122
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		10,000	11,906
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36		17,060	20,249
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37		7,385	8,728
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19		2,885	2,919
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20		5,570	5,829
Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/23		5,835	6,700
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21		5,310	5,766
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24		3,405	3,958
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19		5,000	5,100
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21		9,160	9,798
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		10,525	12,918
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27		10,010	12,417
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27		16,000	19,810
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28		23,000	28,478
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28		24,680	30,471
Penta Career Center Ohio COP	5.250%	4/1/23		2,480	2,711
University of Akron Ohio General Receipts Revenue	5.000%	1/1/20	(Prere.)	3,150	3,220
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23	(4)	4,860	4,963
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24	(4)	3,335	3,405
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25	(4)	2,500	2,552
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26	(4)	2,000	2,042
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27	(4)	2,000	2,041
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28	(4)	2,500	2,550
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31		2,175	2,430
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22		2,605	2,861
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29		6,385	6,958
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30		1,000	1,088
					1,916,485
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26		785	893
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27		1,500	1,724
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28		1,750	2,010
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29		1,000	1,215
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28		7,570	9,180
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19		795	803
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		835	868
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21		880	940
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22		925	1,013
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23		970	1,084
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		5,000	5,700
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		1,020	1,163
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		3,525	4,094
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		1,075	1,249
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		5,325	6,304
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		1,130	1,337
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		2,100	2,463
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		1,185	1,408
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		2,000	2,333
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29		1,310	1,541
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30		1,380	1,612
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31		1,450	1,681
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23		2,540	2,870
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24		1,500	1,736
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25		3,000	3,469
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		13,500	15,609
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27		3,050	3,515

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28		2,020	2,324
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29		2,500	2,865
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30		2,500	2,865
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		20,400	22,046
2	Oklahoma City OK GO	3.000%	3/1/23		3,985	4,173
2	Oklahoma City OK GO	4.000%	3/1/30		1,900	2,149
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23		1,650	1,873
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29		3,600	4,352
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31		4,255	4,778
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		1,850	2,202
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		5,000	5,606
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33		2,500	2,968
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34		4,385	5,170
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/25		2,010	2,375
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/26		1,010	1,190
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/27		1,810	2,125
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/28		1,750	2,046
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/29		1,760	2,048
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26		1,270	1,472
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27		2,075	2,437
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/29		1,300	1,529
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33		4,500	5,150
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/38		9,000	10,122
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29		410	483
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32		3,770	4,334
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		6,055	6,956
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		1,500	1,734
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	1,160	1,225
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/34		2,500	2,961
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/35		3,500	4,134
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/38		2,300	2,488
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/39		3,350	3,610
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24		3,550	4,107
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25		6,425	7,582
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25		1,000	1,140
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26		350	403
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/28		10,805	12,070
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/29		11,370	12,613
	University of Oklahoma Revenue	5.000%	7/1/29		1,895	2,016
	University of Oklahoma Revenue	5.000%	7/1/30		2,230	2,371
	University of Oklahoma Revenue	5.000%	7/1/31		2,000	2,125
	University of Oklahoma Revenue	5.000%	7/1/32		680	722
						244,753
Oregon (0.9%)
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33		11,905	14,349
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37		16,370	19,441
	Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28		3,500	4,318
	Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29		3,000	3,678
	Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30		2,245	2,735
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/38		2,635	3,154
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29		1,425	1,746
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32		2,015	2,424
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34		2,475	2,954
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35		2,000	2,380
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36		2,500	2,967
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30		550	613
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36		2,500	2,729
	Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/29		1,515	1,584
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/36		15,310	18,580
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/37		12,475	15,084
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/38		10,000	12,059
	Metro OR GO	5.000%	6/1/26		1,640	1,996
	Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/26		2,015	2,444
	Multnomah County OR School District GO	5.000%	6/15/21		36,255	38,833
	Multnomah County OR School District GO	5.000%	6/15/29		9,480	11,173

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Oregon Department of Administrative Services COP	5.000%	5/1/19	(Prere.)	3,130	3,130
Oregon Department of Administrative Services COP	5.000%	5/1/19	(Prere.)	1,750	1,750
Oregon Department of Administrative Services COP	5.000%	5/1/19	(Prere.)	2,220	2,220
Oregon Department of Administrative Services COP	5.000%	5/1/19	(Prere.)	3,520	3,520
Oregon Department of Administrative Services COP	5.000%	11/1/19		2,000	2,034
Oregon Department of Administrative Services COP	5.000%	11/1/19	(Prere.)	4,310	4,382
Oregon Department of Administrative Services COP	5.000%	11/1/20		5,350	5,439
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	5,340	5,694
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		1,430	1,613
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		6,355	7,169
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		3,500	3,948
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		2,110	2,380
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24		7,000	8,099
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		2,130	2,460
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		8,015	9,258
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		5,440	6,444
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,275	2,689
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,445	2,890
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29		8,000	9,387
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		4,705	5,726
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		2,000	2,434
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		1,000	1,266
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		11,010	12,238
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		3,480	4,208
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		1,000	1,255
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31		860	916
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		5,560	6,169
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		4,475	5,577
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		5,545	6,141
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		4,000	4,795
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		3,920	4,868
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,585	3,090
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,000	2,475
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		4,000	4,769
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		1,630	2,009
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		1,670	1,985
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		2,000	2,456
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/38		3,215	3,921
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24		3,020	3,549
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		2,020	2,370
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28		5,500	6,444
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		9,500	11,098
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		2,500	2,908
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20		7,610	7,873
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21		7,705	8,230
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32		4,000	4,660
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		4,000	4,642
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22		1,000	1,111
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,250	1,422
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26		1,810	2,065
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		2,025	2,304
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28		2,500	2,837
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29		1,420	1,608
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26		1,080	1,273
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27		2,725	3,160
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28		3,965	4,570
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27		595	692
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29		750	866
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30		700	805
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31		700	802
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32		1,000	1,143
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33		1,100	1,254
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34		1,280	1,454
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35		1,200	1,361
Oregon GO	5.000%	5/1/21	(Prere.)	1,570	1,676
Oregon GO	5.000%	5/1/21	(Prere.)	2,415	2,578
Oregon GO	5.000%	5/1/21	(Prere.)	5,165	5,513
Oregon GO	5.000%	5/1/21	(Prere.)	5,685	6,068
Oregon GO	5.000%	5/1/21	(Prere.)	3,370	3,597
Oregon GO	5.000%	5/1/21	(Prere.)	1,490	1,590
Oregon GO	5.000%	5/1/21	(Prere.)	2,460	2,626

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Oregon GO	5.000%	5/1/21	(Prere.)	2,755	2,941
	Oregon GO	5.000%	5/1/21	(Prere.)	2,890	3,085
	Oregon GO	5.000%	5/1/21	(Prere.)	1,760	1,879
	Oregon GO	5.000%	12/1/30		2,000	2,417
	Oregon GO	5.000%	5/1/31		2,915	3,246
	Oregon GO	5.000%	5/1/32		2,060	2,289
	Oregon GO	5.000%	5/1/32		3,320	4,003
	Oregon GO	5.000%	11/1/32		1,440	1,618
	Oregon GO	5.000%	5/1/33		3,050	3,664
	Oregon GO	5.000%	5/1/34		2,675	3,204
	Oregon GO	5.000%	5/1/35		2,750	3,285
	Oregon GO	5.000%	5/1/37		4,360	5,175
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	1,650	1,784
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,050	2,217
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,585	2,795
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,725	2,946
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	2,865	3,098
	Oregon GO (Oregon University System Projects)	5.250%	8/2/21	(Prere.)	3,015	3,260
	Port of Portland OR International Airport Revenue	5.000%	7/1/29		1,650	1,927
	Port of Portland OR International Airport Revenue	5.000%	7/1/30		1,000	1,163
	Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,065	1,232
	Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,000	3,453
	Portland OR Community College District GO	5.000%	6/15/25		1,530	1,822
	Portland OR Community College District GO	5.000%	6/15/26		1,150	1,399
	Portland OR GO	5.000%	6/15/35		6,160	7,506
	Portland OR GO	5.000%	6/15/36		5,950	7,226
	Portland OR GO	5.000%	6/15/37		6,005	7,277
	Portland OR GO	5.000%	6/15/39		5,045	6,082
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26		1,165	1,407
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27		1,430	1,751
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/37		2,160	2,580
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/38		1,025	1,221
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32		1,610	1,926
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33		2,310	2,754
	Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34		2,500	2,972
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/31		5,460	6,591
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/32		4,115	4,944
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/35		10,000	11,943
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		12,105	14,413
						574,689
Pennsylvania (4.9%)
	Allegheny County PA GO	5.000%	11/1/19	(Prere.)	15,000	15,258
	Allegheny County PA GO	5.000%	11/1/25		7,575	9,016
	Allegheny County PA GO	5.000%	11/1/29		12,040	14,395
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	1,290	1,379
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	2,720	2,907
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/26		8,605	10,070
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		15,000	17,794
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/28		8,000	9,606
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		8,500	10,183
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/30		7,000	8,317
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/31		10,000	11,789
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		11,000	12,898
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		11,000	12,856
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		8,475	9,858
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		6,000	6,959
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		4,750	5,492
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/37		7,000	7,370
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		6,500	6,824
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	2.553%	2/1/21		5,950	5,959
3	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.340%	5/1/19	LOC	36,955	36,955
	Allegheny County PA Industrial Development Authority Revenue (Western Pennsylvania School for Blind Children) VRDO	2.370%	5/7/19		800	800
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		17,000	18,194
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23		3,475	3,954
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24		2,530	2,944
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		2,795	2,981

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,663
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		2,000	2,127
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		5,500	6,185
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,500	2,835
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,310	2,448
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		3,740	3,955
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31		3,000	3,156
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32		2,575	2,703
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		2,500	2,630
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		1,200	1,256
	Allentown PA School District GO	5.000%	6/1/33	(15)	1,545	1,757
	Allentown PA School District GO	5.000%	6/1/34	(15)	2,000	2,268
	Allentown PA School District GO	5.000%	6/1/37	(15)	1,500	1,686
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26		1,015	1,203
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27		2,085	2,499
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28		2,525	3,003
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/29		2,250	2,655
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30		2,760	3,232
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31		5,550	5,947
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32		1,700	1,815
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34		2,630	3,032
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,815	2,077
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,500	2,852
3	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project) TOB VRDO	2.500%	5/7/19	LOC	10,000	10,000
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/25	(4)	1,195	1,421
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/26	(4)	1,000	1,212
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/27	(4)	550	676
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/29	(4)	1,000	1,220
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31		1,825	2,093
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32		1,915	2,191
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/26		1,000	1,193
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/27		1,075	1,298
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		1,500	1,832
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31		12,500	13,481
	Central Bucks County PA School District GO	5.000%	5/15/20	(ETM)	625	646
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/31		1,350	1,626
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,100	2,489
3	Chester County PA Industrial Development Authority Student Housing Revenue (University Student Housing LLC Project) TOB VRDO	2.560%	5/7/19	LOC	28,540	28,540
	Coatesville PA School District GO	5.000%	8/1/24	(4)	5,385	6,072
	Coatesville PA School District GO	5.000%	8/1/25	(4)	4,020	4,614
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	(4)	3,940	4,072
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		875	952
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		5,500	6,409
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		8,500	10,078
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		3,500	4,207
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		12,235	14,875
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		4,000	4,825
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		3,000	3,591
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32		7,000	7,562
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,201
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		4,100	4,796
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	2,000	2,127
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19	(Prere.)	7,060	7,085
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29		1,525	1,794
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		2,035	2,457
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37		3,500	4,108
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		4,850	5,340
	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	3,745	4,674
	Harrisburg PA School District GO	5.000%	11/15/26	(4)	4,560	5,492
	Harrisburg PA School District GO	5.000%	11/15/27	(4)	1,410	1,726
	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/26		6,730	8,117
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,430	1,719
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29		1,385	1,654
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		3,000	3,525
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34		3,000	3,516
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,750	6,425

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Luzerne County PA GO	5.000%	12/15/25	(4)	500	579
Luzerne County PA GO	5.000%	12/15/25	(4)	400	463
Luzerne County PA GO	5.000%	12/15/26	(4)	500	587
Luzerne County PA GO	5.000%	12/15/26	(4)	1,000	1,174
Luzerne County PA GO	5.000%	12/15/27	(4)	500	592
Luzerne County PA GO	5.000%	12/15/27	(4)	500	592
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26	(4)	530	605
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27	(4)	5,490	6,236
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21		1,030	1,100
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22		1,025	1,123
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24		745	850
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25		1,085	1,252
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26		675	791
Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,030	3,310
Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,375	3,687
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29		7,125	7,757
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/19	(Prere.)	5,765	5,781
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	7,000	7,681
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	6,000	6,584
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	8,500	9,328
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/26		2,000	2,375
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/27		2,165	2,600
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/28		2,250	2,737
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/29		4,125	4,992
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/30		4,000	4,803
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		8,000	8,677
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/24		4,665	5,146
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		7,840	8,809
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/26		7,435	8,434
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/27		3,500	3,961
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/29		3,850	4,331
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/31		8,350	9,305
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/32		9,055	10,056
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		4,255	4,266
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.500%	4/1/20		3,250	3,258
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		19,000	19,056
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/27		1,385	1,539
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/28		1,455	1,611
Montour PA School District GO	5.000%	4/1/32	(4)	3,245	3,713
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		5,855	6,238
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.750%	7/1/35		6,925	7,329
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32		1,500	1,786
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33		1,090	1,293
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34		1,000	1,183
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35		1,000	1,180
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36		1,250	1,469
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37		2,505	2,934
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24		2,815	3,228
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		2,025	2,367

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27		3,025	3,556
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		5,205	6,081
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30		7,720	8,963
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31		8,130	9,378
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (PSEG Power LLC Project) VRDO	2.250%	5/8/19	LOC	17,030	17,030
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		6,000	6,292
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert Einstein Healthcare Network)	6.250%	10/15/19	(Prere.)	2,100	2,142
Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		17,500	18,071
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23		1,405	1,567
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24		3,050	3,484
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25		2,265	2,623
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25		2,000	2,376
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26		3,035	3,495
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26		5,180	6,259
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27		4,705	5,400
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27		4,130	5,063
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28		10,015	12,138
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29		6,000	6,851
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		9,000	10,697
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29		4,000	4,817
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		2,020	2,414
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		12,965	14,632
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31		2,000	2,369
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		6,865	7,719
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32		2,250	2,652
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33		10,000	11,212
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		10,000	11,025
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34		5,000	5,416
Pennsylvania Economic Development Financing Authority Water Facilities Revenue (Aqua Pennsylvania Inc. Project)	5.000%	11/15/40		16,500	16,758
Pennsylvania GO	5.000%	5/1/19		15,000	15,000
Pennsylvania GO	5.000%	7/1/19		14,925	15,006
Pennsylvania GO	5.000%	6/1/21		20,000	21,346
Pennsylvania GO	5.000%	7/1/21		32,365	34,628
Pennsylvania GO	5.375%	7/1/21		4,950	5,335
Pennsylvania GO	5.000%	11/15/21	(Prere.)	4,705	5,100
Pennsylvania GO	5.000%	6/1/22		19,450	21,360
Pennsylvania GO	5.000%	4/1/23	(Prere.)	7,500	8,458
Pennsylvania GO	4.000%	7/1/23		13,000	14,171
Pennsylvania GO	5.000%	8/15/23		43,000	48,783
Pennsylvania GO	5.000%	1/1/24		34,200	39,088
Pennsylvania GO	5.000%	8/15/24		24,500	28,410
Pennsylvania GO	5.000%	3/15/25		7,000	8,219
Pennsylvania GO	5.000%	1/1/26		35,000	41,757
Pennsylvania GO	5.000%	9/15/26		24,500	29,594
Pennsylvania GO	5.000%	9/15/27		15,375	18,455
Pennsylvania GO	5.000%	3/15/28		6,000	6,958
Pennsylvania GO	4.000%	10/15/28		11,550	12,453
Pennsylvania GO	4.000%	1/1/29		54,785	60,823
Pennsylvania GO	4.000%	8/15/29	(4)	17,000	18,765
Pennsylvania GO	4.000%	6/15/30		24,400	26,175
Pennsylvania GO	4.000%	8/15/30	(4)	19,000	20,819
Pennsylvania GO	4.000%	3/1/33	(4)	40,000	44,029
Pennsylvania GO	4.000%	3/1/34	(4)	43,000	47,173
Pennsylvania GO	4.000%	3/1/35	(15)	18,900	20,672
Pennsylvania GO	4.000%	3/1/36		14,000	15,195
Pennsylvania GO	4.000%	3/1/37	(15)	17,440	18,945
Pennsylvania GO	4.000%	3/1/37		8,000	8,651
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(ETM)	2,560	2,698
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(Prere.)	1,830	1,929
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		8,500	9,149
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		10,000	10,735
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	2.370%	5/7/19	LOC	27,950	27,950
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	1,745	1,919
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		4,125	4,264
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,300	1,376

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24		1,435	1,547
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25		1,670	1,799
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26		1,690	1,818
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25		2,065	2,243
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26		1,140	1,236
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27		1,120	1,212
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,085	3,334
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		2,985	3,216
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		3,500	3,768
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19	(2)	2,935	2,968
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27		700	762
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28		1,650	1,796
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30		500	543
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32		1,000	1,084
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	3/1/21	(Prere.)	2,405	2,554
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/23		8,220	9,416
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/24		7,000	8,217
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/25		5,000	6,008
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		9,550	11,379
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		4,625	5,511
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/27		2,040	2,500
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,510	1,841
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/34		6,500	7,077
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35		5,000	5,428
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		7,630	8,256
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	5.000%	5/15/31		500	516
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19		2,000	2,027
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20		1,500	1,569
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/20		1,265	1,300
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/21		1,545	1,633
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21		4,630	4,905
Pennsylvania State University Revenue	5.000%	9/1/21		620	668
Pennsylvania State University Revenue	5.000%	9/1/21		1,400	1,508
Pennsylvania State University Revenue	4.000%	9/1/27		4,800	5,464
Pennsylvania State University Revenue	5.000%	9/1/28		5,000	6,057
Pennsylvania State University Revenue	5.000%	9/1/29		5,000	6,024
Pennsylvania State University Revenue	5.000%	9/1/30		1,780	2,132
Pennsylvania State University Revenue	5.000%	9/1/30		1,650	1,976
Pennsylvania State University Revenue	5.000%	9/1/34		5,125	6,166
Pennsylvania State University Revenue	4.000%	9/1/35		1,650	1,792
Pennsylvania State University Revenue	5.000%	9/1/35		1,350	1,595
Pennsylvania State University Revenue	5.000%	9/1/35		4,400	5,279
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	4,010	4,246
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	2,265	2,402
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,190	2,445
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,165	2,417
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	1,825	2,037
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23		1,770	1,954
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25		2,070	2,413
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26		3,395	4,045
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/31		5,570	6,549
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/33		7,250	8,445
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		2,215	2,565
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/36		3,970	4,582
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		6,270	7,215
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23		2,975	3,368
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26		1,475	1,764
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27		1,850	2,212
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	8,585	8,609

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	3,535	3,545
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	4,520	4,533
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	9,020	9,044
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	40,980	41,092
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	4,715	4,729
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	7,280	7,421
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,335	1,405
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,035	1,090
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,579
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,250	1,316
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,579
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	1,710	1,807
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	4,015	4,242
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	1,790	1,902
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	5,985	6,358
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	2,225	2,364
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		16,750	17,071
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,955	7,083
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		27,855	31,708
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		11,910	13,804
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		37,930	43,963
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,040	3,619
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		35,425	41,722
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	35,000	41,956
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		9,845	11,494
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		3,695	4,462
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		2,320	2,704
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		1,230	1,467
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,085	6,067
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,275	6,193
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		1,060	1,274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		4,145	5,056
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,775	2,110
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		9,060	10,768
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		5,140	6,014
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		3,500	4,262
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,040	1,243
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,195
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,152
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		3,030	3,497
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		7,635	8,866
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,165	1,379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,330	1,583
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		2,000	2,294
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30		5,150	5,936
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		1,500	1,760
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,770	3,274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		4,000	4,568
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31		7,020	8,051
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,060	3,598
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		25,500	29,025
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,785	4,308
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		3,110	3,600
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		17,500	20,257
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		14,615	16,710
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		31,195	35,427
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		3,250	3,691
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		9,950	11,347
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,500	5,268
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,330
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,940	5,513
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		23,000	26,063
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	8,160	9,460
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,600	3,015
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,770	3,085
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		4,025	4,558
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		22,500	25,528
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,519
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		30,420	34,725
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36		25,765	29,155
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		4,000	4,507

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		5,125	5,876
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.280%	12/1/21		37,500	37,850
1	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	3.570%	12/1/20		22,700	22,903
	Philadelphia PA Airport Revenue	5.000%	6/15/23		2,000	2,074
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26		5,025	5,842
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		6,500	7,461
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25		7,910	9,297
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26		12,860	15,044
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		6,750	7,863
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28		3,525	4,087
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		2,500	2,888
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34		3,250	3,685
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35		7,135	8,074
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/31		1,010	1,207
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		1,900	2,248
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		3,830	4,512
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,850	3,103
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		6,220	6,741
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37		3,000	3,421
	Philadelphia PA Gas Works Revenue	5.000%	10/1/21		7,220	7,746
	Philadelphia PA Gas Works Revenue	5.000%	10/1/23		5,590	6,304
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		6,425	7,374
	Philadelphia PA Gas Works Revenue	5.000%	10/1/24		2,185	2,513
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		2,525	2,955
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,750	2,080
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,000	1,156
	Philadelphia PA Gas Works Revenue	5.000%	10/1/29		1,500	1,760
	Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,367
	Philadelphia PA Gas Works Revenue	5.000%	8/1/31		3,500	4,121
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32		6,820	8,003
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		5,000	5,850
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		2,875	3,354
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,595	1,855
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		770	893
	Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,400	1,618
	Philadelphia PA Gas Works Revenue VRDO	2.290%	5/7/19	LOC	13,535	13,535
	Philadelphia PA Gas Works Revenue VRDO	2.340%	5/7/19	LOC	11,775	11,775
	Philadelphia PA Gas Works Revenue VRDO	2.370%	5/7/19	LOC	350	350
	Philadelphia PA Gas Works Revenue VRDO	2.400%	5/7/19	LOC	10,000	10,000
	Philadelphia PA GO	5.000%	8/1/23		7,310	8,208
	Philadelphia PA GO	5.000%	8/1/29		5,000	5,735
	Philadelphia PA GO	5.000%	8/1/34		2,640	3,025
	Philadelphia PA GO	5.000%	8/1/37		1,370	1,549
	Philadelphia PA GO VRDO	2.290%	5/7/19	LOC	13,815	13,815
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		5,920	6,680
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/26		15,155	17,323
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/27		6,885	7,937
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/28		2,670	3,047
	Philadelphia PA Industrial Development Authority Lease Revenue VRDO	2.400%	5/7/19	LOC	23,350	23,350
	Philadelphia PA School District GO	5.000%	9/1/21		6,300	6,529
	Philadelphia PA School District GO	5.000%	6/1/24	(4)(3)	2,000	2,225
	Philadelphia PA School District GO	5.000%	9/1/25	(15)	19,910	23,149
	Philadelphia PA School District GO	5.000%	9/1/26		2,295	2,653
	Philadelphia PA School District GO	5.000%	9/1/32		2,100	2,380
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		1,300	1,350
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		5,510	6,318
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28		1,625	1,983
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37		1,750	2,044
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	3,000	3,127
	Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23		2,410	2,691
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23		2,000	2,264
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24		3,800	4,398

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26		6,460	7,829
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26		1,175	1,426
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27		3,875	4,761
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27		1,585	1,950
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29		4,665	5,664
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30		5,925	7,143
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31		5,750	6,874
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33		1,250	1,481
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,380	6,804
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		11,000	11,699
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35		2,000	2,353
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36		1,660	1,948
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	2.390%	5/7/19	(4)	31,000	31,000
Plum Borough PA School District GO	5.000%	9/15/23	(15)	1,000	1,123
Pocono Mountain PA School District GO	4.000%	9/1/22	(4)	2,155	2,304
Reading PA School District GO	5.000%	3/1/26	(4)	1,235	1,453
Reading PA School District GO	5.000%	3/1/35	(4)	1,100	1,275
Reading PA School District GO	5.000%	3/1/36	(4)	1,250	1,443
Reading PA School District GO	5.000%	3/1/37	(4)	2,000	2,302
Rose Tree PA Media School District GO	5.000%	4/1/26		2,760	3,312
Rose Tree PA Media School District GO	5.000%	4/1/27		1,800	2,149
Rose Tree PA Media School District GO	5.000%	4/1/28		1,665	1,982
Rose Tree PA Media School District GO	5.000%	4/1/29		700	831
Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/27		2,000	2,468
Scranton PA School District GO	5.000%	6/1/25		2,500	2,807
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20	(Prere.)	4,690	4,821
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/20	(Prere.)	3,845	3,953
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27		1,410	1,446
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28		1,155	1,189
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,440	2,522
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,465	2,551
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	15,385	15,920
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/24	(15)	2,645	3,056
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/25	(15)	2,880	3,348
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/26	(15)	3,445	3,990
State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/27	(15)	3,130	3,610
State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/24		3,290	3,774
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		2,000	2,161
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/24		1,365	1,464
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	21,000	23,808
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	9,505	10,970
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	31,500	36,920
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	8,400	9,704
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/35		3,195	3,910
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/36		3,360	4,094
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/37		2,530	3,070
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/38		2,460	2,977
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24		1,255	1,448
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	2,375	2,407
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue (University Capital Project)	5.250%	9/15/19	(Prere.)	11,250	11,404
West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	4.000%	12/15/28		1,375	1,427
West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/38		2,195	2,367
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19		1,235	1,241
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20		2,330	2,423
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		4,500	4,652
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	15,000	17,051
Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	5,000	5,367
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,015	1,065
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,160	1,217
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,350	1,416
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,420	1,490

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,465	1,537
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	6,185	6,489
					3,266,176
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	(14)	10,430	10,466
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	(14)	18,245	18,378
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	24,290	24,599
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,000	5,180
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	10,000	10,470
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	5,300	5,625
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19	(Prere.)	255	258
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		5,774	4,852
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		34,027	25,510
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		42,317	28,325
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		12,358	7,367
					141,030
Rhode Island (0.2%)
Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/37		11,000	12,532
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	9,805	10,655
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	3,610	3,923
Rhode Island & Providence Plantations GO	3.000%	5/1/32		8,170	8,338
Rhode Island & Providence Plantations GO	3.000%	5/1/33		8,420	8,561
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28		515	602
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32		650	745
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35		1,575	1,791
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37		500	565
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19	(Prere.)	20,000	20,088
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19	(Prere.)	25,000	25,110
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/27		2,000	2,380
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.500%	9/1/23	(Prere.)	6,000	6,940
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	6.000%	9/1/23	(Prere.)	5,500	6,476
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/25		5,000	5,643
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/26		5,000	5,719
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		3,000	3,346
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/24		2,350	2,647
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/25		4,500	5,165
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/26		2,000	2,330
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		13,090	13,093
					146,649
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24		7,980	9,206
Beaufort County SC School District GO	5.000%	3/1/21		3,245	3,446
Berkeley County SC Utility Revenue	5.000%	6/1/30		8,170	9,104
Charleston County SC Airport District System Revenue	5.000%	7/1/33		595	732
Charleston County SC Airport District System Revenue	5.000%	7/1/34		750	918
Charleston County SC Airport District System Revenue	5.000%	7/1/35		750	914
Charleston County SC Airport District System Revenue	5.000%	7/1/36		1,140	1,385
Charleston County SC Airport District System Revenue	5.000%	7/1/37		905	1,095
Charleston County SC Airport District System Revenue	5.000%	7/1/38		800	965
Charleston County SC Airport District System Revenue	5.000%	7/1/39		500	601
Charleston County SC GO	5.000%	11/1/21		2,765	2,996
Charleston County SC GO	5.000%	11/1/26		2,155	2,588
Charleston County SC GO	5.000%	11/1/26		12,690	15,612
Charleston County SC GO	4.000%	11/1/28		12,000	13,977
Charleston County SC GO	4.000%	11/1/33		6,955	7,710
Charleston County SC GO	4.000%	11/1/34		7,410	8,208
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		10,100	11,502
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29		1,750	1,990
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30		1,000	1,127
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31		1,000	1,118

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32		1,250	1,385
Columbia SC Waterworks & Sewer System Revenue VRDO	2.300%	5/7/19	LOC	13,160	13,160
Darlington County SC School District GO	5.000%	3/1/26		4,025	4,862
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25		8,805	9,629
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26		9,760	10,677
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35		5,000	5,328
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36		4,000	4,242
Horry County SC School District GO	5.000%	3/1/23		3,890	4,372
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24		1,140	1,318
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25		1,090	1,287
Kershaw County SC School District GO	5.000%	3/1/29		8,210	10,056
Lancaster County SC School District GO	5.000%	3/1/23		2,185	2,456
Lancaster County SC School District GO	5.000%	3/1/24		3,390	3,911
Lancaster County SC School District GO	5.000%	3/1/26		3,950	4,777
Lancaster County SC School District GO	4.000%	3/1/30		4,860	5,493
Lancaster County SC School District GO	4.000%	3/1/31		7,190	8,051
Lancaster County SC School District GO	4.000%	3/1/32		6,485	7,195
Lancaster County SC School District GO	4.000%	3/1/33		5,800	6,389
Lancaster County SC School District GO	4.000%	3/1/34		6,040	6,620
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		6,245	6,620
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		1,055	1,253
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/27		1,250	1,501
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/28		2,165	2,569
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/29		1,080	1,270
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/31		1,525	1,633
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		2,250	2,399
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/33		400	426
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/34		300	318
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/35		300	317
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35		3,000	3,366
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/36		375	395
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36		5,065	5,656
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37		11,305	12,570
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26		1,000	1,145
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27		2,075	2,361
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30		1,000	1,130
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31		2,500	2,808
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33		2,750	3,072
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26		4,000	4,617
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29		3,390	3,888
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30		5,210	5,952
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		53,000	57,476
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	(ETM)	6,920	7,076
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20		7,180	7,333
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22	(14)	9,950	9,382
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23	(14)	8,780	8,083
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23		1,335	1,484
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	2,400	2,151
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		2,050	2,327
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		3,535	3,704
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		3,000	3,473
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		8,020	8,401
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	8,600	9,133
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	2,800	2,974
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/23		2,135	2,430
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/24		2,445	2,846
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		2,000	2,339
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/27		2,500	2,909
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22		4,860	5,337
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27		3,725	4,337
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28		2,500	2,895
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29		2,185	2,516
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	11,740	13,331
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	7,850	8,914
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/27		10,815	12,845
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/28		6,000	7,207
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		18,500	21,376

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	South Carolina Public Service Authority Revenue	5.000%	12/1/23		10,010	11,272
	South Carolina Public Service Authority Revenue	5.000%	12/1/24		13,900	15,991
	South Carolina Public Service Authority Revenue	5.000%	12/1/25		5,630	6,454
	South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,717
	South Carolina Public Service Authority Revenue	5.000%	12/1/27		4,875	5,558
	South Carolina Public Service Authority Revenue	5.000%	12/1/28		15,130	17,199
	South Carolina Public Service Authority Revenue	5.000%	12/1/29		6,065	6,864
	South Carolina Public Service Authority Revenue	5.000%	12/1/30		10,955	12,344
	South Carolina Public Service Authority Revenue	5.000%	12/1/31		14,180	15,927
	South Carolina Public Service Authority Revenue	5.000%	12/1/32		8,535	9,565
	South Carolina Public Service Authority Revenue	5.000%	12/1/33		10,465	11,697
	South Carolina Public Service Authority Revenue	5.000%	12/1/35		3,150	3,621
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		20,000	22,690
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		4,500	5,144
	South Carolina Public Service Authority Revenue	5.000%	12/1/38		22,500	24,532
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24	(15)	1,000	1,142
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25	(15)	1,440	1,677
	York County SC School District GO (Fort Mill School District No. 4)	4.000%	3/1/31		2,890	3,214
	York County SC School District GO (Fort Mill School District No. 4)	3.000%	3/1/32		5,550	5,661
	York County SC School District GO (Fort Mill School District No. 4)	3.125%	3/1/33		5,720	5,844
	York County SC School District No. 1 GO	4.000%	3/1/29		2,805	3,091
						679,151
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23		1,000	1,112
	South Dakota Building Authority Revenue	5.000%	6/1/33		4,000	4,439
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33		1,800	2,096
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35		2,730	3,155
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/28		2,235	2,694
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/29		1,735	2,072
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/31		4,830	5,673
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		1,100	1,285
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/33		3,640	4,237
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		11,985	12,731
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/35		1,685	1,783
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23		670	761
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24		650	754
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25		600	695
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26		675	780
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27		1,025	1,181
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		825	947
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,415	1,617
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29		2,000	2,032
3	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/34		26,000	27,013
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34		8,250	9,287
						86,344
Tennessee (1.1%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/28		2,315	2,743
	Chattanooga TN Electric System Revenue	5.000%	9/1/31		2,250	2,632
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23		650	723
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24		745	843
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26		1,485	1,677
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28		2,400	2,696
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29		5,325	5,960
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30		5,615	6,254
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32		6,520	7,204
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33		6,340	6,994
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34		2,590	2,850
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.350%	5/1/19	LOC	7,240	7,240
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	2.350%	5/1/19	LOC	7,560	7,560
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/26		2,315	2,723
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/28		1,680	2,026
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/29		1,500	1,808
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/30		1,360	1,624
	Hamilton County TN GO	5.000%	5/1/30		4,000	4,473

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20		3,480	3,577
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31		5,880	6,744
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32		8,780	10,029
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33		9,240	10,522
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34		7,725	8,769
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/28		700	838
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/30		1,000	1,189
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/32		2,740	3,191
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/34		2,135	2,468
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/35		1,000	1,152
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/36		2,455	2,818
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/21		2,500	2,624
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/22		1,100	1,187
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/23		4,860	5,380
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/35		5,360	6,153
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36		4,000	4,579
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/37		6,435	7,344
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/28		4,240	4,848
Memphis TN Gas System Revenue	4.000%	12/1/33		1,030	1,137
Memphis TN GO	5.000%	5/1/28		3,145	3,343
Memphis TN GO	5.000%	5/1/30		1,715	1,821
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/34		2,060	2,236
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/35		2,245	2,431
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/36		930	1,004
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/37		2,435	2,621
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/38		1,285	1,380
Memphis TN Water System Revenue	4.000%	12/1/33		1,000	1,112
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28		1,040	1,282
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29		1,000	1,225
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29		1,000	1,225
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30		1,210	1,471
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30		1,250	1,520
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31		1,025	1,238
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31		750	906
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32		625	752
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33		1,000	1,200
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34		1,200	1,435
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36		1,250	1,488
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37		1,000	1,185
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32		8,830	9,871
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32		3,750	4,351
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		9,885	9,837
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27		1,000	1,056
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	2.350%	5/1/19	LOC	14,455	14,455
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	2.350%	5/1/19	LOC	33,120	33,120
Murfreesboro TN GO	4.000%	6/1/26		4,770	5,387
Murfreesboro TN GO	4.000%	6/1/27		4,965	5,579
Murfreesboro TN GO	4.000%	6/1/28		5,160	5,771
Shelby County TN GO	5.000%	4/1/30		7,865	9,921
Shelby County TN GO	5.000%	4/1/30		4,080	5,147
Shelby County TN GO	5.000%	4/1/31		8,000	10,013
Shelby County TN GO	5.000%	4/1/31		5,590	6,996
Shelby County TN GO	3.125%	4/1/32		6,145	6,339
Shelby County TN GO	4.000%	4/1/32		5,705	6,452
Shelby County TN GO	3.125%	4/1/33		6,465	6,633
Shelby County TN GO	4.000%	4/1/33		6,055	6,818
Shelby County TN GO	4.000%	4/1/35		7,200	8,004
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial Health Care)	5.000%	9/1/19		2,000	2,020

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/25		1,365	1,601
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/28		1,490	1,804
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		85,000	97,179
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		340	362
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		10,175	10,868
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		10,975	12,152
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25		5,815	6,551
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,240	2,623
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		18,000	20,903
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		67,185	71,204
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/19		72,500	78,524
	Tennessee GO	5.000%	8/1/20		2,200	2,293
	Tennessee GO	5.000%	8/1/21		3,420	3,677
	Tennessee GO	5.000%	8/1/21		2,000	2,151
	Tennessee GO	5.000%	8/1/22		2,000	2,215
	Tennessee GO	5.000%	8/1/22		3,000	3,322
	Tennessee GO	5.000%	8/1/23		3,535	4,025
	Tennessee GO	5.000%	9/1/27		2,000	2,333
	Tennessee GO	5.000%	9/1/27		4,300	5,015
	Tennessee GO	5.000%	9/1/28		1,850	2,154
	Tennessee GO	5.000%	9/1/30		1,180	1,364
	Tennessee GO	5.000%	9/1/31		1,150	1,325
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		985	1,015
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22		3,035	3,382
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23		3,580	4,097
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24		2,510	2,945
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25		5,000	5,850
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26		2,055	2,396
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27		2,305	2,681
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28		1,555	1,802
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29		1,400	1,621
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31		1,500	1,721
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34		1,150	1,310
	Williamson County TN GO	4.000%	5/1/27		3,000	3,257
						706,946
Texas (9.5%)
	Alamo Heights TX Independent School District GO	4.000%	2/1/30		820	921
	Alamo Heights TX Independent School District GO	4.000%	2/1/31		810	902
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26		2,670	3,135
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27		1,500	1,753
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29		3,090	3,593
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31		3,055	3,535
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33		3,755	4,321
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34		3,945	4,524
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35		4,140	4,737
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36		4,350	4,974
	Aldine TX Independent School District GO	4.000%	2/15/31		12,120	13,219
	Aldine TX Independent School District GO	4.000%	2/15/32		12,660	13,724
	Aldine TX Independent School District GO	5.000%	2/15/37		1,065	1,275
	Aldine TX Independent School District GO	5.000%	2/15/38		6,315	7,540
2	Alief TX Independent School District GO	5.000%	2/15/23		2,600	2,913
	Alief TX Independent School District GO	5.000%	2/15/26		2,635	3,170
	Alief TX Independent School District GO	4.000%	2/15/29		2,780	3,102
	Allen TX Independent School District GO	5.000%	2/15/31		1,070	1,262
	Allen TX Independent School District GO	5.000%	2/15/32		1,000	1,177
	Alvin TX Independent School District GO	5.000%	2/15/29		5,390	6,409
	Arlington TX Independent School District GO	5.000%	2/15/20		1,705	1,750
	Arlington TX Independent School District GO	5.000%	2/15/24		4,525	5,207
	Arlington TX Independent School District GO	5.000%	2/15/27		1,000	1,194
	Arlington TX Independent School District GO	5.000%	2/15/29		1,500	1,779
	Arlington TX Special Tax Revenue	5.000%	2/15/27	(15)	1,195	1,430
	Arlington TX Special Tax Revenue	5.000%	2/15/28	(15)	750	911
	Arlington TX Special Tax Revenue	5.000%	2/15/29	(15)	1,000	1,218
	Arlington TX Special Tax Revenue	5.000%	2/15/30	(15)	1,000	1,211
	Arlington TX Special Tax Revenue	5.000%	2/15/31	(15)	1,565	1,877
	Arlington TX Special Tax Revenue	5.000%	2/15/33	(15)	1,700	2,016
	Arlington TX Special Tax Revenue	5.000%	2/15/34	(15)	2,000	2,366
	Arlington TX Special Tax Revenue	5.000%	2/15/35	(15)	2,235	2,636
	Arlington TX Special Tax Revenue	5.000%	2/15/35	(4)	3,300	3,929

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Arlington TX Special Tax Revenue	5.000%	2/15/36	(15)	3,850	4,527
	Arlington TX Special Tax Revenue	5.000%	2/15/36	(4)	4,485	5,320
	Arlington TX Special Tax Revenue	5.000%	2/15/37	(15)	4,000	4,676
	Arlington TX Special Tax Revenue	5.000%	2/15/37	(4)	2,800	3,309
	Arlington TX Special Tax Revenue	5.000%	2/15/38	(4)	5,035	5,929
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		700	803
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		750	876
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		715	813
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		2,030	2,411
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		550	633
	Austin TX Airport System Revenue	5.000%	11/15/33		2,035	2,395
	Austin TX Airport System Revenue	5.000%	11/15/34		2,200	2,580
	Austin TX Airport System Revenue	5.000%	11/15/37		4,500	5,230
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		1,250	1,405
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		1,015	1,167
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		1,500	1,759
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26		1,035	1,220
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28		1,750	2,049
	Austin TX Electric Utility System Revenue	5.000%	11/15/25		4,750	5,259
	Austin TX Electric Utility System Revenue	4.000%	11/15/29		3,000	3,196
	Austin TX Electric Utility System Revenue	5.000%	11/15/33		6,015	7,128
	Austin TX Electric Utility System Revenue	5.000%	11/15/34		3,935	4,656
	Austin TX Electric Utility System Revenue	5.000%	11/15/35		3,000	3,541
	Austin TX GO	5.000%	9/1/26		10,000	11,966
	Austin TX GO	5.000%	9/1/27		6,530	7,917
	Austin TX GO	5.000%	9/1/29		2,855	3,317
	Austin TX GO	5.000%	9/1/30		1,240	1,435
	Austin TX GO	5.000%	9/1/31		2,140	2,467
	Austin TX GO	5.000%	9/1/33		4,315	4,945
	Austin TX Independent School District GO	5.000%	8/1/30		1,225	1,409
	Austin TX Independent School District GO	4.000%	8/1/33		9,000	9,916
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	(Prere.)	2,500	2,546
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	350	379
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30		5,000	5,530
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/31		4,000	4,414
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/32		10,705	12,205
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/33		11,410	12,989
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		12,075	13,732
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		5,615	6,644
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		7,900	9,270
	Beaumont TX Independent School District GO	5.000%	2/15/26		1,560	1,878
	Bexar County TX GO	5.000%	6/15/20		3,400	3,528
	Bexar County TX GO	5.000%	6/15/23	(Prere.)	41,500	46,978
	Bexar County TX GO	5.000%	6/15/27		5,000	6,037
	Bexar County TX GO	5.000%	6/15/28		3,500	4,214
	Bexar County TX GO	5.000%	6/15/29		4,600	5,516
	Bexar County TX GO	5.000%	6/15/32		5,000	5,687
	Bexar County TX GO	4.000%	6/15/33		2,750	3,000
	Bexar County TX GO	4.000%	6/15/34		2,000	2,176
	Bexar County TX GO	4.000%	6/15/34		3,020	3,251
	Bexar County TX GO	4.000%	6/15/34		1,260	1,377
	Bexar County TX GO	5.000%	6/15/36		3,550	4,195
	Bexar County TX GO	4.000%	6/15/37		3,315	3,590
	Bexar County TX Hospital District GO	5.000%	2/15/25		1,630	1,915
	Bexar County TX Hospital District GO	5.000%	2/15/26		2,195	2,633
	Bexar County TX Hospital District GO	5.000%	2/15/29		1,000	1,112
	Bexar County TX Hospital District GO	5.000%	2/15/30		1,895	2,100
	Bexar County TX Hospital District GO	5.000%	2/15/31		1,895	2,187
	Bexar County TX Hospital District GO	5.000%	2/15/32		2,750	3,150
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19		12,925	12,963
	Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20		13,265	13,305
	Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20		9,930	9,960
2	Carrollton TX GO	5.000%	8/15/22		1,070	1,184
2	Carrollton TX GO	5.000%	8/15/23		1,455	1,653
2	Carrollton TX GO	5.000%	8/15/24		1,250	1,456
	Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20		5,060	5,154
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20		1,550	1,580
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20		1,150	1,178
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	(Prere.)	2,925	3,004
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,170	1,226
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,000	4,260

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		750	806
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		725	798
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		2,375	2,671
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,180	1,326
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		4,650	4,026
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,549
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		6,490	5,456
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27		7,850	6,375
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27		2,900	3,386
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28		5,500	4,325
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28		1,275	1,472
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29		5,220	3,965
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30		4,355	3,185
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		2,825	3,268
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		1,000	1,155
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31		4,880	3,411
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31		1,275	1,463
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32		1,985	2,269
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		4,000	2,550
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,440	1,629
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		3,500	3,805
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		2,000	2,280
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,310	1,491
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34		4,000	2,437
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,245	1,405
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		3,700	4,207
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,355	1,538
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35		4,950	2,884
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,500	2,817
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		3,350	3,800
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,000	2,266
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		3,250	3,680
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37		5,525	2,933
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38		3,500	1,776
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39		4,500	2,191
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40		5,700	2,658
	Clear Creek TX Independent School District GO	5.000%	2/15/31		3,750	4,348
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25		5,080	5,388
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26		4,305	4,566
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27		5,995	6,358
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28		6,180	6,554
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,190	3,383
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30		6,535	6,922
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/26		1,715	2,052
	Comal TX Independent School District GO	5.000%	2/1/26		3,380	4,061
	Comal TX Independent School District GO	5.000%	2/1/27		6,430	7,704
	Comal TX Independent School District GO	5.000%	2/1/29		7,235	8,607
	Conroe TX GO	5.000%	11/15/26		930	1,127
	Conroe TX GO	5.000%	11/15/27		1,015	1,251
	Conroe TX GO	5.000%	11/15/28		1,715	2,144
	Conroe TX Independent School District GO	5.000%	2/15/21	(Prere.)	5,325	5,641
	Conroe TX Independent School District GO	5.000%	2/15/28		7,730	9,255
2	Coppell TX Independent School District GO	5.000%	8/15/23		3,255	3,701
2	Coppell TX Independent School District GO	5.000%	8/15/24		3,230	3,760
2	Coppell TX Independent School District GO	5.000%	8/15/26		1,345	1,633
	Corpus Christi TX GO	4.000%	3/1/21		3,000	3,126
	Corpus Christi TX GO	5.000%	3/1/24		6,180	7,092
	Corpus Christi TX GO	5.000%	3/1/25		2,170	2,548
	Corpus Christi TX GO	5.000%	3/1/29		5,235	5,826
	Corpus Christi TX GO	5.000%	3/1/30		5,495	6,096
	Corpus Christi TX GO	5.000%	3/1/31		5,770	6,389
	Corpus Christi TX Independent School District GO	4.000%	8/15/33		3,500	3,893
	Corpus Christi TX Independent School District GO	4.000%	8/15/35		2,000	2,212
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20		2,720	2,792
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23		9,830	11,030
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		5,015	5,910
	Dallas County TX Community College District GO	5.000%	2/15/26		3,440	4,131
	Dallas County TX Community College District GO	5.000%	2/15/27		3,610	4,410
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24		8,000	9,119
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25		8,390	9,767
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26		8,060	9,578

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27		8,265	9,996
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		7,950	9,310
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		2,295	2,547
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29		1,195	1,325
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		9,000	11,428
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		2,160	2,392
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32		8,000	10,079
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33		6,000	7,537
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34		2,280	2,700
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35		1,300	1,517
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37		7,000	7,538
	Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38		5,000	5,372
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23	(12)	9,880	9,970
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24	(12)	8,345	8,419
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25	(12)	5,050	5,094
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26	(12)	1,650	1,664
	Dallas TX GO	5.000%	2/15/22	(ETM)	45	49
	Dallas TX Independent School District GO	5.000%	2/15/24		17,450	18,459
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		10,000	10,795
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		3,000	3,380
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/32		4,870	5,457
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36		5,010	5,921
3	Dallas TX Waterworks & Sewer System Revenue TOB VRDO	2.320%	5/8/19		7,640	7,640
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		7,335	7,686
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28		2,235	2,549
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		6,360	6,657
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		14,950	17,004
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		14,195	15,558
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		6,680	6,986
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30		12,545	14,234
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31		7,775	8,508
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32		5,785	6,320
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33		9,040	9,860
	Denton County TX GO	5.000%	7/15/21		1,515	1,624
	Denton County TX GO	5.000%	7/15/24		1,610	1,871
	Denton County TX GO	5.000%	7/15/25		1,590	1,890
	Denton County TX GO	4.000%	7/15/32		3,025	3,298
	Denton County TX GO	4.000%	7/15/33		2,000	2,172
	Denton TX Independent School District GO	5.000%	8/15/30		7,775	9,214
	Denton TX Independent School District GO	5.000%	8/15/37		10,000	11,856
	Denton TX Independent School District GO	5.000%	8/15/38		10,000	11,827
	Duncanville TX Independent School District GO	5.000%	2/15/30		10,785	12,498
	Duncanville TX Independent School District GO	5.000%	2/15/31		11,120	12,851
	El Paso TX GO	4.000%	8/15/30		3,425	3,774
	El Paso TX GO	5.000%	8/15/31		4,000	4,695
	El Paso TX GO	5.000%	8/15/32		3,625	4,231
	El Paso TX GO	5.000%	8/15/34		4,570	5,296
	El Paso TX GO	5.000%	8/15/35		4,795	5,546
	El Paso TX GO	5.000%	8/15/36		4,000	4,614
	El Paso TX GO	5.000%	8/15/36		5,035	5,807
	El Paso TX Independent School District GO	5.000%	8/15/35		5,380	6,277
	El Paso TX Independent School District GO	5.000%	8/15/36		5,000	5,814
	El Paso TX Independent School District GO	5.000%	8/15/37		3,000	3,474
	El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29		2,150	2,429
	El Paso TX Water & Sewer Revenue	5.000%	3/1/25		1,190	1,400
	El Paso TX Water & Sewer Revenue	4.000%	3/1/32		1,150	1,272
	El Paso TX Water & Sewer Revenue	4.000%	3/1/33		2,100	2,318
	El Paso TX Water & Sewer Revenue	4.000%	3/1/34		1,700	1,868
	Fort Bend County TX GO	5.000%	3/1/20		2,500	2,570
	Fort Bend County TX GO	5.000%	3/1/21		2,750	2,918
	Fort Bend County TX GO	5.000%	3/1/28		5,000	5,841
	Fort Bend TX Independent School District GO	5.000%	2/15/26		7,825	9,409
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21		5,000	5,296
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		6,155	6,502
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30		6,430	6,788
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31		6,255	6,598
	Frisco TX GO	5.000%	2/15/27		5,475	6,557
	Frisco TX GO	5.000%	2/15/29		2,505	2,994
2	Frisco TX Independent School District GO	5.000%	8/15/22		5,000	5,536
2	Frisco TX Independent School District GO	5.000%	8/15/23		2,000	2,275
2	Frisco TX Independent School District GO	5.000%	8/15/24		2,195	2,556

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Frisco TX Independent School District GO	5.000%	8/15/25		4,545	5,412
	Frisco TX Independent School District GO	5.000%	8/15/26		3,430	4,168
	Frisco TX Independent School District GO	5.000%	8/15/27		3,585	4,385
	Frisco TX Independent School District GO	4.000%	8/15/30		4,075	4,559
	Frisco TX Independent School District GO	4.000%	8/15/32		3,730	4,111
	Galena Park TX Independent School District GO	5.000%	8/15/26		1,050	1,275
	Galena Park TX Independent School District GO	5.000%	8/15/27		1,825	2,253
	Galena Park TX Independent School District GO	5.000%	8/15/28		1,825	2,270
	Galena Park TX Independent School District GO	5.000%	8/15/36		2,850	3,414
	Galena Park TX Independent School District GO	5.000%	8/15/37		2,830	3,374
	Galveston County TX GO	4.000%	2/1/26		1,575	1,786
	Galveston County TX GO	4.000%	2/1/27		1,565	1,789
	Galveston County TX GO	4.000%	2/1/28		1,445	1,643
	Galveston County TX GO	4.000%	2/1/29		1,040	1,173
	Galveston County TX GO	5.000%	2/1/30		1,010	1,219
	Galveston County TX GO	4.000%	2/1/32		1,195	1,320
	Garland TX Electric Utility System Revenue	5.000%	3/1/31		1,000	1,233
	Garland TX Electric Utility System Revenue	5.000%	3/1/32		1,345	1,649
	Garland TX Electric Utility System Revenue	5.000%	3/1/33		2,000	2,441
	Garland TX Electric Utility System Revenue	5.000%	3/1/34		1,250	1,520
	Garland TX Electric Utility System Revenue	5.000%	3/1/35		1,115	1,351
	Garland TX Electric Utility System Revenue	5.000%	3/1/36		1,000	1,207
	Garland TX Electric Utility System Revenue	5.000%	3/1/37		1,000	1,202
	Garland TX Independent School District GO	5.000%	2/15/22		3,000	3,268
	Garland TX Independent School District GO	5.000%	2/15/26		4,125	4,871
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/37		5,000	5,963
5	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.200% coupon rate effective 10/1/2023	0.000%	10/1/31		2,890	2,947
5	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.300% coupon rate effective 10/1/2023	0.000%	10/1/32		5,320	5,419
5	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.400% coupon rate effective 10/1/2023	0.000%	10/1/33		18,100	18,458
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		69,800	77,563
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		3,315	3,932
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28		3,000	3,545
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/32		2,325	2,713
3	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	2.340%	5/1/19	LOC	4,500	4,500
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		2,015	2,286
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		3,170	3,683
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28		3,110	3,650
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29		7,340	8,576
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30		2,185	2,540
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/26		1,030	1,240
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/27		1,000	1,222
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/28		1,045	1,276
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/29		1,205	1,463
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/31		1,500	1,789
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,725	1,912
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		8,415	9,188
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/35		1,300	1,415
	Harris County TX Flood Control District GO	5.000%	10/1/26		6,025	7,038
	Harris County TX Flood Control District GO	5.000%	10/1/27		5,000	5,832
	Harris County TX Flood Control District GO	5.000%	10/1/28		3,000	3,494
	Harris County TX Flood Control District GO	5.000%	10/1/29		2,000	2,325
	Harris County TX Flood Control District GO	5.000%	10/1/29		10,000	11,888
	Harris County TX Flood Control District Revenue	5.000%	10/1/32		5,015	6,036
	Harris County TX Flood Control District Revenue	4.000%	10/1/35		4,115	4,499
	Harris County TX Flood Control District Revenue	4.000%	10/1/36		5,865	6,391
	Harris County TX GO	5.000%	10/1/20		1,020	1,068
	Harris County TX GO	5.000%	10/1/21		8,000	8,381
	Harris County TX GO	5.000%	10/1/25		5,755	6,861
	Harris County TX GO	5.000%	10/1/25		8,105	9,662

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Harris County TX GO	5.000%	8/15/26		2,675	3,247
	Harris County TX GO	5.000%	10/1/27		6,335	7,531
	Harris County TX GO	5.000%	10/1/28		6,660	7,887
	Harris County TX GO	5.000%	10/1/29		6,490	7,643
	Harris County TX GO	5.000%	10/1/30		5,405	6,354
	Harris County TX GO	5.000%	8/15/34		3,120	3,612
	Harris County TX GO	5.000%	10/1/34		2,700	3,237
	Harris County TX GO	5.000%	10/1/35		4,215	4,918
	Harris County TX GO	5.000%	10/1/36		6,545	7,625
	Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24		8,500	8,614
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	2.300%	5/1/19		86,390	86,390
	Harris County TX Industrial Development Corp. Pollution Control Revenue (Exxon Corp.) VRDO	2.310%	5/1/19		22,800	22,800
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	3,000	3,052
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	6,475	6,587
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19	(Prere.)	5,665	5,763
3	Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	2.350%	5/7/19		7,745	7,745
	Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)	7,000	6,113
	Harris County TX Sports Authority Revenue	5.000%	11/15/24		2,025	2,317
	Harris County TX Sports Authority Revenue	5.000%	11/15/25		1,000	1,141
	Harris County TX Sports Authority Revenue	5.000%	11/15/26		1,000	1,138
	Harris County TX Sports Authority Revenue	5.000%	11/15/27		1,530	1,731
	Harris County TX Sports Authority Revenue	5.000%	11/15/28		5,160	5,887
	Harris County TX Sports Authority Revenue	5.000%	11/15/29		12,000	13,659
	Harris County TX Sports Authority Revenue	5.000%	11/15/30		5,025	5,700
	Harris County TX Toll Road Revenue	5.000%	8/15/20		2,000	2,019
	Harris County TX Toll Road Revenue	5.000%	8/15/25		3,455	3,799
	Harris County TX Toll Road Revenue	5.000%	8/15/27		22,185	24,347
	Harris County TX Toll Road Revenue	5.000%	8/15/32		4,135	4,884
3	Harris TX TOB VRDO	2.330%	5/7/19		28,800	28,800
	Hays County TX GO	5.000%	2/15/26		1,135	1,354
	Hays County TX GO	5.000%	2/15/26		1,260	1,503
	Hays County TX GO	5.000%	2/15/27		1,085	1,315
	Hays County TX GO	5.000%	2/15/28		1,000	1,210
	Hays County TX GO	5.000%	2/15/28		1,695	2,051
	Hays County TX GO	5.000%	2/15/29		1,695	2,043
	Hays County TX GO	5.000%	2/15/29		1,540	1,856
	Hays County TX GO	5.000%	2/15/30		1,760	2,111
	Hays County TX GO	5.000%	2/15/30		2,175	2,609
	Hays County TX GO	5.000%	2/15/31		1,850	2,200
	Hays County TX GO	5.000%	2/15/31		1,575	1,873
	Hays County TX GO	5.000%	2/15/32		1,780	2,106
	Hays County TX GO	5.000%	2/15/34		1,035	1,214
	Highland Park TX Independent School District GO	5.000%	2/15/26		3,000	3,609
	Houston TX Airport System Revenue	5.000%	7/1/26		3,000	3,207
	Houston TX Airport System Revenue	5.000%	7/1/26		4,650	5,620
	Houston TX Airport System Revenue	5.000%	7/1/27		3,580	4,402
	Houston TX Airport System Revenue	5.000%	7/1/32		2,855	3,473
	Houston TX Airport System Revenue	5.000%	7/1/33		3,000	3,634
	Houston TX Airport System Revenue	5.000%	7/1/34		5,500	6,641
	Houston TX Airport System Revenue	5.000%	7/1/35		4,450	5,357
	Houston TX Airport System Revenue	5.000%	7/1/36		10,000	11,997
	Houston TX Airport System Revenue	5.000%	7/1/37		5,500	6,570
	Houston TX Community College System GO	5.000%	2/15/29		3,635	4,029
	Houston TX GO	5.000%	3/1/21		2,000	2,121
	Houston TX GO	5.000%	3/1/22		5,000	5,451
	Houston TX GO	5.000%	3/1/22	(Prere.)	8,345	9,105
	Houston TX GO	5.000%	3/1/22		12,250	13,355
	Houston TX GO	5.000%	3/1/23		4,000	4,475
	Houston TX GO	5.000%	3/1/23		8,335	9,094
	Houston TX GO	5.000%	3/1/24		1,860	2,128
	Houston TX GO	5.000%	3/1/25		1,600	1,872
	Houston TX GO	5.000%	3/1/26		10,000	11,416
	Houston TX GO	5.000%	3/1/26		10,000	11,951
	Houston TX GO	5.000%	3/1/27		6,000	7,296
	Houston TX GO	5.000%	3/1/27		9,750	11,625
	Houston TX GO	5.000%	3/1/28		10,000	12,099
	Houston TX GO	5.000%	3/1/29		6,000	7,226
	Houston TX GO	5.000%	3/1/30		4,000	4,530
	Houston TX GO	5.000%	3/1/31		5,180	6,070
	Houston TX GO	5.000%	3/1/32		3,840	4,485
	Houston TX GO	4.000%	3/1/33		5,000	5,434

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Houston TX GO	4.000%	3/1/34		5,000	5,410
	Houston TX GO	4.000%	3/1/35		3,000	3,233
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21	(2)	22,720	21,717
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26		1,650	1,882
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28		2,100	2,386
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29		1,520	1,724
	Houston TX Independent School District GO	5.000%	2/15/20		6,000	6,159
	Houston TX Independent School District GO	5.000%	2/15/21		15,920	16,863
	Houston TX Independent School District GO	5.000%	2/15/22		2,000	2,182
	Houston TX Independent School District GO	5.000%	2/15/26		1,770	2,130
	Houston TX Independent School District GO	5.000%	2/15/27		10,530	12,626
	Houston TX Independent School District GO	5.000%	2/15/28		22,070	26,966
	Houston TX Independent School District GO	4.000%	2/15/32		4,000	4,424
	Houston TX Independent School District GO PUT	1.375%	6/1/19		10,000	9,997
	Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	13,250	13,979
	Houston TX Utility System Revenue	5.000%	5/15/21		2,945	3,143
	Houston TX Utility System Revenue	5.000%	5/15/23		7,145	8,057
	Houston TX Utility System Revenue	5.000%	11/15/23		3,000	3,429
	Houston TX Utility System Revenue	5.000%	5/15/24		9,475	10,952
	Houston TX Utility System Revenue	5.000%	5/15/25		6,075	7,022
	Houston TX Utility System Revenue	5.000%	11/15/26		3,615	4,405
	Houston TX Utility System Revenue	5.000%	11/15/26		2,815	3,430
	Houston TX Utility System Revenue	5.000%	11/15/27		6,050	7,039
	Houston TX Utility System Revenue	5.000%	11/15/27		1,515	1,877
	Houston TX Utility System Revenue	5.000%	11/15/30		14,670	15,826
	Houston TX Utility System Revenue	5.000%	11/15/30		8,020	8,652
	Houston TX Utility System Revenue	5.000%	11/15/30		15,015	17,916
	Houston TX Utility System Revenue	4.000%	11/15/31		17,535	19,179
	Houston TX Utility System Revenue	5.000%	11/15/31		10,335	11,136
	Houston TX Utility System Revenue	5.000%	11/15/31		10,000	10,775
	Houston TX Utility System Revenue	5.000%	11/15/32		8,190	8,816
	Houston TX Utility System Revenue	5.000%	11/15/32		10,000	10,764
	Houston TX Utility System Revenue	5.000%	11/15/34		3,800	4,338
	Houston TX Utility System Revenue	5.000%	11/15/35		30,000	35,270
	Houston TX Utility System Revenue	5.000%	11/15/36		5,185	6,278
1	Houston TX Utility System Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	3.200%	5/1/20		10,000	10,024
	Houston TX Utility System Revenue VRDO	2.330%	5/7/19	LOC	15,000	15,000
	Humble TX Independent School District GO	5.000%	2/15/21		5,575	5,905
	Humble TX Independent School District GO	5.500%	2/15/24		14,235	16,693
2	Hurst-Euless-Bedford TX Independent School District GO	4.000%	8/15/22		2,545	2,736
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		3,290	3,642
2	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23		1,115	1,267
2	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,250	1,454
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		14,240	17,261
	Katy TX Independent School District GO	5.000%	2/15/25		2,560	3,012
	Katy TX Independent School District GO	5.000%	2/15/26		2,090	2,451
	Katy TX Independent School District GO	5.000%	2/15/34		7,560	8,803
	Keller TX Independent School District GO	5.000%	8/15/26		5,155	6,057
	Keller TX Independent School District GO	5.000%	2/15/34		5,000	5,747
	Klein TX Independent School District GO	4.000%	8/1/27		3,970	4,446
	Klein TX Independent School District GO	5.000%	8/1/35		2,000	2,350
	Klein TX Independent School District GO	5.000%	8/1/37		3,000	3,494
	Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	2,665	2,823
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		5,035	5,919
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		2,020	2,426
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		4,500	5,276
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/27		2,425	2,966
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/28		4,220	5,132
	Laredo TX Community College District GO	5.000%	8/1/22		1,500	1,648
	Laredo TX Community College District GO	5.000%	8/1/30		2,000	2,278
	Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,697
	Leander TX Independent School District GO	0.000%	8/16/24		8,500	7,647
	Leander TX Independent School District GO	0.000%	8/16/25		10,000	8,748
	Leander TX Independent School District GO	5.000%	8/15/30		5,420	6,316
	Lewisville TX Independent School District GO	4.000%	8/15/27		4,535	5,088
	Lone Star College System Texas GO	5.000%	2/15/21		3,650	3,869
	Lone Star College System Texas GO	5.000%	2/15/21		1,140	1,208
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/19		1,230	1,231
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	5
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	105	105
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	5

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19	(Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29		10,000	10,597
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		2,380	2,383
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		9,070	9,082
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		4,000	4,235
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		10,000	10,314
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32		13,955	15,470
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33		8,500	9,415
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		4,000	4,006
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/19		1,300	1,302
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		1,195	1,380
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		2,320	2,679
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		1,370	1,617
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/27		5,250	6,011
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		4,500	5,136
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29		4,470	5,093
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		1,635	1,883
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		3,000	3,329
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		1,375	1,615
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/32		1,420	1,631
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34		2,000	2,403
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/35		3,025	3,625
Lubbock TX GO	5.000%	2/15/23		700	763
Lubbock TX GO	5.000%	2/15/27		5,735	6,058
Lubbock TX GO	5.000%	2/15/29		4,335	4,579
Lubbock TX GO	5.000%	2/15/30		6,660	7,031
Lubbock TX GO	4.000%	2/15/31		1,525	1,668
Lubbock TX GO	5.000%	2/15/31		4,120	4,345
Lubbock TX GO	4.000%	2/15/32		1,425	1,551
Lubbock TX GO	4.000%	2/15/33		1,000	1,084
Mansfield TX Independent School District GO	4.000%	2/15/29		6,000	6,389
Mansfield TX Independent School District GO	4.000%	2/15/29		6,100	6,495
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/30		1,000	1,043
Montgomery County TX GO	5.000%	3/1/31		16,450	19,380
Montgomery County TX GO	5.000%	3/1/32		16,910	19,844
Montgomery TX GO	4.000%	3/1/29		11,625	13,276
Montgomery TX GO	4.000%	3/1/30		13,500	15,242
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/26		2,355	2,840
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/27		3,270	4,004
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/29		2,030	2,458
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/30		2,000	2,397
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/33		3,125	3,389
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/34		3,310	3,578
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36		3,750	4,029
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37		2,500	2,677
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	4.000%	11/15/26		2,000	2,072
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24		1,300	1,354

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29		1,595	1,692
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35		1,400	1,492
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35		3,000	3,234
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/29		725	783
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/30		845	920
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35		1,000	1,072
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/25		4,000	3,646
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/30		12,500	11,432
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35		15,900	14,589
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,530
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/26		1,415	1,630
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/27		1,485	1,703
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/28		1,560	1,782
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/29		1,640	1,867
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		1,470	1,666
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/36		9,000	10,062
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/20		6,935	7,246
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/21		7,275	7,830
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		6,000	6,639
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		7,000	7,954
3	North Texas Municipal Water District Water System Revenue TOB VRDO	2.300%	5/1/19		16,270	16,270
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	9,000	9,673
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	28,500	30,633
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	3,150	3,386
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	4,000	4,299
	North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	4,130	4,463
	North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	1,250	1,358
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,865	2,080
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		7,965	8,892
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		46,470	47,933
	North Texas Tollway Authority System Revenue	5.000%	1/1/24		1,455	1,664
	North Texas Tollway Authority System Revenue	5.000%	1/1/24		9,605	10,987
	North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,185	2,554
	North Texas Tollway Authority System Revenue	5.000%	1/1/25		3,455	4,046
	North Texas Tollway Authority System Revenue	5.000%	1/1/25		8,285	9,465
	North Texas Tollway Authority System Revenue	5.000%	1/1/26		10,720	12,221
	North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,055	1,173
	North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,400	1,546
	North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,000	2,304
	North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,430	5,036
	North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,425	5,254
	North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,565	3,045
	North Texas Tollway Authority System Revenue	6.000%	1/1/28		600	602
	North Texas Tollway Authority System Revenue	5.000%	1/1/29		5,020	5,815
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		5,400	6,073
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		6,285	7,380
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,925	2,244
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		15,180	17,358
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		5,020	5,760
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		11,150	12,492
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		12,400	13,352
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		3,095	3,620
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		9,285	10,767
	North Texas Tollway Authority System Revenue	4.000%	1/1/32		13,500	14,710
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		48,045	54,767
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		16,290	18,634
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,615	4,213
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		4,830	5,683
	North Texas Tollway Authority System Revenue	4.000%	1/1/33		2,530	2,749
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		44,500	50,611
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		10,225	11,670
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		2,415	2,833

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/33		6,905	8,138
North Texas Tollway Authority System Revenue	4.000%	1/1/34	(4)	2,035	2,212
North Texas Tollway Authority System Revenue	5.000%	1/1/34		33,000	37,449
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,500	1,739
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,440	1,706
North Texas Tollway Authority System Revenue	5.000%	1/1/34		4,275	5,020
North Texas Tollway Authority System Revenue	5.000%	1/1/34		7,050	8,957
North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	3,000	3,247
North Texas Tollway Authority System Revenue	5.000%	1/1/35		6,500	7,361
North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,025	1,185
North Texas Tollway Authority System Revenue	5.000%	1/1/35		2,130	2,516
North Texas Tollway Authority System Revenue	5.000%	1/1/35		5,000	5,856
North Texas Tollway Authority System Revenue	4.000%	1/1/36	(4)	3,000	3,234
North Texas Tollway Authority System Revenue	4.000%	1/1/36		13,245	14,230
North Texas Tollway Authority System Revenue	5.000%	1/1/36		1,920	2,214
North Texas Tollway Authority System Revenue	5.000%	1/1/36		2,920	3,438
North Texas Tollway Authority System Revenue	5.000%	1/1/36		7,035	8,217
North Texas Tollway Authority System Revenue	4.000%	1/1/37		3,000	3,209
North Texas Tollway Authority System Revenue	4.000%	1/1/37		15,915	17,022
North Texas Tollway Authority System Revenue	5.000%	1/1/37		10,000	11,644
North Texas Tollway Authority System Revenue	4.000%	1/1/38		3,025	3,221
North Texas Tollway Authority System Revenue	5.000%	1/1/38		11,285	13,317
Northside Independent School District Texas GO	5.000%	2/15/23		3,130	3,512
Northside Independent School District Texas GO	5.000%	6/15/23		3,015	3,412
Northside Independent School District Texas GO	5.000%	2/15/24		5,040	5,800
Northside Independent School District Texas GO	4.000%	6/1/27		3,645	3,883
Northside Independent School District Texas GO	5.000%	6/15/27		2,390	2,884
Northside Independent School District Texas GO	4.000%	6/1/28		3,020	3,212
Northwest Independent School District Texas GO	5.000%	2/15/25		10,000	11,749
Northwest Independent School District Texas GO	5.000%	2/15/26		6,380	7,492
Northwest Independent School District Texas GO	4.000%	2/15/20		3,240	3,300
Odessa TX Junior College District GO	5.000%	8/15/26		760	916
Odessa TX Junior College District GO	5.000%	8/15/28		660	805
Odessa TX Junior College District GO	4.000%	8/15/35		2,170	2,339
Odessa TX Junior College District GO	4.000%	8/15/36		1,000	1,074
Odessa TX Junior College District GO	4.000%	8/15/37		2,885	3,088
Pasadena TX GO	4.000%	2/15/29		1,000	1,101
Pasadena TX GO	4.000%	2/15/30		1,750	1,914
Pearland TX Independent School District GO	5.000%	2/15/26		1,970	2,365
Pearland TX Independent School District GO	5.000%	2/15/28		1,985	2,364
Pearland TX Independent School District GO	5.000%	2/15/29		1,765	2,094
Pearland TX Independent School District GO	5.000%	2/15/30		1,260	1,487
Pearland TX Independent School District GO	4.000%	2/15/31		3,815	4,216
Pflugerville TX Independent School District GO	5.000%	2/15/23		2,000	2,243
Pflugerville TX Independent School District GO	5.000%	2/15/31		2,750	3,363
Pflugerville TX Independent School District GO	5.000%	2/15/32		5,000	6,085
Pflugerville TX Independent School District GO	5.000%	2/15/37		4,380	5,097
Pflugerville TX Independent School District GO	5.000%	2/15/38		5,000	5,805
Pflugerville TX Independent School District GO	5.000%	2/15/39		3,000	3,476
Plano TX Independent School District GO	5.000%	2/15/21		7,000	7,413
Plano TX Independent School District GO	5.000%	2/15/28		12,745	15,232
Port Arthur TX Independent School District GO	5.000%	2/15/24		1,700	1,954
Port of Corpus Christi TX Authority Nueces County Revenue	4.000%	12/1/35		1,655	1,811
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/36		1,280	1,536
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/37		1,500	1,794
Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/38		1,185	1,414
Prosper TX Independent School District GO	4.000%	2/15/31		1,210	1,377
Prosper TX Independent School District GO	4.000%	2/15/32		3,290	3,718
Prosper TX Independent School District GO	4.000%	2/15/33		1,650	1,858
Prosper TX Independent School District GO	5.000%	2/15/37		2,175	2,608
Prosper TX Independent School District GO	5.000%	2/15/38		2,000	2,392
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25		1,000	1,140
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26		850	978
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27		900	1,033
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28		705	805
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29		1,420	1,613
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36		1,000	1,026
Richardson TX Independent School District GO	5.000%	2/15/21		3,000	3,178
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19		22,467	22,642
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		9,505	9,861
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		3,060	3,264

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		215	241
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		4,520	5,269
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26		7,000	8,303
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27		1,580	1,906
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20		1,000	1,040
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20		5,860	6,007
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		20,350	22,162
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		40,310	45,104
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24		7,510	8,283
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27		11,820	14,466
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28		7,580	8,556
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/28		14,075	17,516
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30		2,710	3,067
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31		3,000	3,386
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33		5,000	5,471
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34		10,000	10,891
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36		4,000	4,718
San Antonio TX GO	5.000%	2/1/23		12,630	14,152
San Antonio TX GO	5.000%	2/1/24		8,010	9,201
San Antonio TX GO	5.000%	2/1/25		10,000	11,768
San Antonio TX GO	5.000%	2/1/26		5,800	6,840
San Antonio TX GO	5.000%	2/1/26		2,500	2,875
San Antonio TX GO	5.000%	2/1/27		4,915	5,787
San Antonio TX GO	5.000%	2/1/27		1,750	2,010
San Antonio TX GO	5.000%	2/1/28		1,000	1,147
San Antonio TX GO	4.000%	2/1/29		4,395	4,677
San Antonio TX GO	5.000%	2/1/29		1,330	1,523
San Antonio TX GO	4.000%	8/1/35		9,170	10,091
San Antonio TX Independent School District GO	5.000%	2/15/25		5,565	6,548
San Antonio TX Independent School District GO	5.000%	8/15/30		3,035	3,635
San Antonio TX Independent School District GO	5.000%	8/15/27		5,960	7,202
San Antonio TX Independent School District GO	5.000%	8/15/27		1,500	1,778
San Antonio TX Independent School District GO	5.000%	8/15/28		1,720	2,034
San Antonio TX Independent School District GO	5.000%	8/15/35		3,000	3,488
San Antonio TX Independent School District GO	5.000%	8/15/36		3,000	3,481
San Antonio TX Independent School District GO	5.000%	8/15/38		2,820	3,258
San Antonio TX Water Revenue	5.000%	5/15/33		6,210	7,360
San Antonio TX Water Revenue	5.000%	5/15/34		7,000	8,267
San Antonio TX Water Revenue	5.000%	5/15/35		6,500	7,653
San Antonio TX Water Revenue	5.000%	5/15/35		2,655	3,193
San Antonio TX Water Revenue	5.000%	5/15/36		4,370	5,238
San Antonio TX Water Revenue	5.000%	5/15/37		5,075	6,061
San Antonio TX Water Revenue	5.000%	5/15/38		5,500	6,546
Socorro TX Independent School District GO	4.000%	8/15/31		9,000	10,049
Socorro TX Independent School District GO	5.000%	8/15/29		3,980	4,867
Socorro TX Independent School District GO	4.000%	8/15/32		3,000	3,324
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19	(Prere.)	4,375	4,438
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19	(Prere.)	2,250	2,282
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/19	(Prere.)	9,100	9,231
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25		760	903
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26		2,505	3,038
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26		700	848
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28		2,725	3,270
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28		670	825
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29		1,615	1,973
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/35		2,200	2,405
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/36		2,710	2,947
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25		4,345	5,165
Spring Branch TX Independent School District GO	5.000%	2/1/20		3,830	3,926
Spring Branch TX Independent School District GO	5.000%	2/1/21		2,500	2,645
Spring Branch TX Independent School District GO	5.000%	2/1/26		3,465	4,165
Spring TX Independent School District GO	5.000%	8/15/24		5,100	5,945
Spring TX Independent School District GO	5.000%	8/15/25		3,690	4,404
Spring TX Independent School District GO	5.000%	8/15/28		7,850	9,240
Spring TX Independent School District GO	5.000%	8/15/28		2,270	2,727
Spring TX Independent School District GO	5.000%	8/15/29		4,315	5,065
Spring TX Independent School District GO	5.000%	8/15/32		6,165	7,194
Spring TX Independent School District GO	5.000%	8/15/33		8,565	10,083
Spring TX Independent School District GO	5.000%	8/15/34		8,995	10,574
Spring TX Independent School District GO	5.000%	8/15/35		6,000	7,053
Spring TX Independent School District GO	5.000%	8/15/36		6,915	8,106

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Spring TX Independent School District GO	5.000%	8/15/37		5,000	5,841
	Stephen F Austin TX State University Revenue	5.000%	10/15/25		620	736
	Stephen F Austin TX State University Revenue	5.000%	10/15/26		2,265	2,736
	Stephen F Austin TX State University Revenue	5.000%	10/15/29		1,010	1,195
	Sugar Land TX GO	5.000%	2/15/20	(Prere.)	3,445	3,537
	Sugar Land TX GO	4.000%	2/15/32		1,500	1,659
	Sugar Land TX GO	4.000%	2/15/34		1,000	1,095
	Sugar Land TX GO	4.000%	2/15/35		1,315	1,434
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/28		3,860	4,582
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/29		5,600	6,611
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/30		3,055	3,583
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/31		1,565	1,826
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/32		2,800	3,254
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/34		3,025	3,219
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/35		3,500	3,715
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/36		2,000	2,117
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31		21,880	24,678
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	2.310%	5/1/19	LOC	28,050	28,050
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	13,495	14,066
4	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	23,855	24,864
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	2,985	3,111
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19		9,455	9,505
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27		3,420	4,125
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28		3,850	4,703
	Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24		3,130	3,638
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22		10,935	12,021
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/21	(Prere.)	3,940	4,227
	Texas GO	5.000%	10/1/20		3,845	4,026
	Texas GO	5.000%	10/1/20		3,000	3,141
	Texas GO	5.000%	4/1/21		5,150	5,478
	Texas GO	5.000%	10/1/22		19,055	21,154
	Texas GO	5.000%	10/1/24		4,000	4,675
	Texas GO	5.000%	4/1/25		3,805	4,495
	Texas GO	5.000%	10/1/25		5,435	6,494
	Texas GO	5.000%	10/1/26		8,000	9,314
	Texas GO	5.000%	4/1/27		10,015	11,506
	Texas GO	5.000%	10/1/27		5,295	6,144
	Texas GO	5.000%	10/1/27		33,600	38,483
	Texas GO	5.000%	10/1/28		31,975	36,541
	Texas GO	5.000%	10/1/30		16,780	20,496
	Texas GO	4.000%	10/1/33		5,000	5,379
	Texas GO	5.000%	10/1/33		7,485	9,007
	Texas GO	5.000%	4/1/34		4,000	4,690
	Texas GO	5.000%	10/1/35		21,475	25,618
	Texas GO VRDO	2.150%	5/7/19		22,050	22,050
	Texas GO VRDO	2.150%	5/8/19		66,200	66,200
	Texas GO VRDO	2.300%	5/8/19		57,745	57,745
	Texas GO VRDO	2.300%	5/8/19		54,050	54,050
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		5,000	5,223
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		6,000	6,405
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		10,820	11,664
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		4,400	4,795
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22		4,090	4,519
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		8,000	8,798
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,650	1,866
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		5,000	5,488
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		19,060	22,094
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27		12,000	13,128

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		1,285	1,402
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		21,255	23,127
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31		12,150	13,153
Texas Municipal Power Agency Revenue	5.000%	9/1/26		450	469
Texas Municipal Power Agency Revenue	5.000%	9/1/28		600	625
Texas Municipal Power Agency Revenue	5.000%	9/1/29		450	469
Texas Municipal Power Agency Revenue	5.000%	9/1/30		550	573
Texas Municipal Power Agency Revenue	5.000%	9/1/31		550	572
Texas Municipal Power Agency Revenue	5.000%	9/1/32		475	494
Texas Municipal Power Agency Revenue	5.000%	9/1/33		500	520
Texas Municipal Power Agency Revenue	5.000%	9/1/34		1,000	1,039
Texas Municipal Power Agency Revenue	5.000%	9/1/35		700	728
Texas Municipal Power Agency Revenue	5.000%	9/1/36		785	816
Texas Municipal Power Agency Revenue	5.000%	9/1/37		590	613
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		32,000	33,215
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		47,510	50,623
Texas Public Finance Authority GO	4.000%	10/1/33		3,500	3,861
Texas State University System Financing System Revenue	5.000%	3/15/25		765	856
Texas State University System Financing System Revenue	5.000%	3/15/27		1,215	1,355
Texas State University System Financing System Revenue	5.000%	3/15/28		3,870	4,091
Texas State University System Financing System Revenue	5.000%	3/15/31		4,480	4,736
Texas State University System Financing System Revenue	5.000%	3/15/33		1,500	1,772
Texas State University System Financing System Revenue	5.000%	3/15/34		1,200	1,412
Texas State University System Financing System Revenue	5.000%	3/15/35		1,500	1,756
Texas State University System Financing System Revenue	5.000%	3/15/36		1,500	1,749
Texas Transportation Commission GO	5.000%	4/1/20		9,530	9,822
Texas Transportation Commission GO	5.000%	10/1/20		14,910	15,611
Texas Transportation Commission GO	5.000%	4/1/21		5,500	5,850
Texas Transportation Commission GO	5.000%	10/1/21		3,500	3,779
Texas Transportation Commission GO	5.000%	4/1/22		14,010	15,335
Texas Transportation Commission GO	5.000%	4/1/22		10,245	11,214
Texas Transportation Commission GO	5.000%	4/1/22		5,000	5,473
Texas Transportation Commission GO	5.000%	10/1/22		7,000	7,771
Texas Transportation Commission GO	5.000%	10/1/23		13,205	15,054
Texas Transportation Commission GO	5.000%	4/1/24		6,105	7,048
Texas Transportation Commission GO	5.000%	10/1/24		20,680	24,169
Texas Transportation Commission GO	5.000%	4/1/25		10,050	11,592
Texas Transportation Commission GO	5.000%	10/1/25		33,710	39,359
Texas Transportation Commission GO	5.000%	10/1/25		16,250	19,416
Texas Transportation Commission GO	5.000%	4/1/26		13,560	15,606
Texas Transportation Commission GO	5.000%	4/1/32		15,000	17,702
Texas Transportation Commission GO	5.000%	10/1/32		12,210	14,759
Texas Transportation Commission GO	5.000%	4/1/33		5,000	5,882
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		11,500	13,777
Texas Transportation Commission Mobility Fund GO VRDO	2.400%	5/7/19		25,000	25,000
Texas Transportation Commission Revenue	5.000%	4/1/21		21,300	22,655
Texas Transportation Commission Revenue	5.000%	4/1/22		13,600	14,894
Texas Transportation Commission Revenue	5.000%	4/1/23		4,525	5,095
Texas Transportation Commission Revenue	5.000%	10/1/24		35,240	41,205
Texas Transportation Commission Revenue	5.000%	10/1/25		25,750	30,784
Texas Transportation Commission Revenue	5.000%	10/1/25		4,405	5,266
Texas Transportation Commission Revenue PUT	4.000%	10/1/21		11,890	12,520
Texas Transportation Commission State Highway Fund Revenue	5.000%	10/1/27		3,000	3,650
Texas Transportation Commission State Highway Fund Revenue VRDO	2.420%	5/7/19		28,000	28,000
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29		4,075	4,606
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30		10,385	11,689
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31		36,165	40,562
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		15,000	16,944
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		40,730	45,578
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		54,915	61,298
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		11,385	12,682
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		15,000	16,787
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	3,515	3,438
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	6,485	6,335
Texas Water Development Board Revenue	4.000%	4/15/20		2,300	2,353
Texas Water Development Board Revenue	5.000%	10/15/20		1,000	1,049
Texas Water Development Board Revenue	5.000%	4/15/21		4,950	5,273
Texas Water Development Board Revenue	5.000%	4/15/21		3,000	3,196
Texas Water Development Board Revenue	5.000%	10/15/21		3,325	3,594
Texas Water Development Board Revenue	5.000%	10/15/23		2,030	2,317
Texas Water Development Board Revenue	5.000%	4/15/25		5,500	6,507

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Texas Water Development Board Revenue	5.000%	4/15/25		1,500	1,775
	Texas Water Development Board Revenue	5.000%	4/15/25		6,225	7,365
	Texas Water Development Board Revenue	5.000%	10/15/25		2,670	3,195
	Texas Water Development Board Revenue	5.000%	4/15/26		4,830	5,839
	Texas Water Development Board Revenue	5.000%	4/15/26		4,700	5,682
	Texas Water Development Board Revenue	5.000%	8/1/26		3,865	4,699
	Texas Water Development Board Revenue	5.000%	8/1/26		7,515	9,137
	Texas Water Development Board Revenue	5.000%	10/15/26		10,000	12,206
	Texas Water Development Board Revenue	5.000%	8/1/27		4,795	5,933
	Texas Water Development Board Revenue	5.000%	4/15/28		7,665	9,521
	Texas Water Development Board Revenue	5.000%	8/1/28		4,095	5,056
	Texas Water Development Board Revenue	5.000%	4/15/29		6,750	8,341
	Texas Water Development Board Revenue	5.000%	10/15/31		8,090	9,485
	Texas Water Development Board Revenue	4.000%	10/15/32		7,000	7,854
	Texas Water Development Board Revenue	4.000%	10/15/33		9,000	10,100
	Texas Water Development Board Revenue	4.000%	10/15/33		5,030	5,616
	Texas Water Development Board Revenue	5.000%	8/1/34		3,435	4,128
	Texas Water Development Board Revenue	4.000%	10/15/34		18,500	20,692
	Texas Water Development Board Revenue	4.000%	10/15/34		5,910	6,563
	Texas Water Development Board Revenue	4.000%	10/15/35		35,500	39,419
	Texas Water Development Board Revenue	4.000%	10/15/35		9,000	9,880
	Texas Water Development Board Revenue	4.000%	10/15/35		6,040	6,668
	Texas Water Development Board Revenue	4.000%	10/15/36		8,680	9,603
	Texas Water Development Board Revenue	4.000%	10/15/36		3,815	4,167
3	Texas Water Development Board TOB VRDO	2.320%	5/8/19		5,200	5,200
	Texas Water Financial Assistance GO	5.000%	8/1/20		2,000	2,017
	Texas Water Financial Assistance GO	5.000%	8/1/30		3,800	4,070
	Tomball TX Independent School District GO	5.000%	2/15/23		5,000	5,602
	Tomball TX Independent School District GO	5.000%	2/15/24		10,000	11,483
	Travis TX GO	5.000%	3/1/23		4,050	4,548
	Travis TX GO	5.000%	3/1/27		2,510	3,007
	Travis TX GO	5.000%	3/1/28		6,150	7,348
	Travis TX GO	5.000%	3/1/31		5,000	6,227
	Travis TX GO	5.000%	3/1/32		8,880	11,018
	Travis TX GO	5.000%	3/1/33		15,910	19,671
	Travis TX GO	5.000%	3/1/37		16,930	20,654
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		6,940	8,385
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/33		4,000	4,877
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/34		3,500	4,253
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/35		4,500	5,452
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/36		3,800	4,588
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		4,000	4,812
	University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	255	269
	University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	4,745	5,023
	University of Houston Texas Revenue	4.750%	2/15/28	(4)	1,255	1,258
	University of Houston Texas Revenue	4.000%	2/15/29		4,340	4,780
	University of Houston Texas Revenue	4.000%	2/15/31		4,865	5,284
	University of Houston Texas Revenue	4.000%	2/15/32		11,375	12,387
	University of Houston Texas Revenue	4.000%	2/15/32		4,875	5,266
	University of Houston Texas Revenue	4.000%	2/15/33		10,000	10,835
	University of Houston Texas Revenue	4.000%	2/15/35		15,080	16,256
	University of Houston Texas Revenue	5.000%	2/15/37		15,015	17,300
	University of North Texas Revenue	5.000%	4/15/32		3,580	4,241
	University of North Texas Revenue	5.000%	4/15/33		1,000	1,180
	University of North Texas Revenue	4.000%	4/15/34		2,400	2,591
	University of North Texas Revenue	5.000%	4/15/34		1,125	1,322
	University of North Texas Revenue	4.000%	4/15/35		2,660	2,866
	University of North Texas Revenue	5.000%	4/15/35		1,665	1,953
	University of North Texas Revenue	5.000%	4/15/36		2,000	2,375
	University of North Texas Revenue	5.000%	4/15/37		1,800	2,130
	University of North Texas Revenue	5.000%	4/15/38		2,100	2,475
	University of Texas Permanent University Fund Revenue	5.000%	7/1/26		6,250	7,414
	University of Texas Permanent University Fund Revenue	4.000%	7/1/33		5,675	6,106
	University of Texas Permanent University Fund Revenue VRDO	2.280%	5/7/19		54,000	54,000
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		2,700	2,816
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		4,370	4,558
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,730	3,023
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		1,530	1,694
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	4,180	4,627
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		5,015	5,553
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	9,835	10,888

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		9,030	10,276
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,265	2,640
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		6,665	7,769
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		3,265	3,806
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		10,030	11,970
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		6,500	7,929
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		2,200	2,734
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29		2,520	3,094
University of Texas System Revenue Financing System Revenue VRDO	2.350%	5/7/19		74,625	74,625
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/26	(15)	1,140	1,367
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/28	(15)	2,440	2,960
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/33	(15)	1,025	1,121
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/34	(15)	1,495	1,630
Wichita Falls TX Independent School District GO	5.000%	2/1/24		1,670	1,917
Williamson County TX GO	5.000%	2/15/23		6,000	6,552
Ysleta TX Independent School District GO	5.000%	8/15/34		1,750	2,062
Ysleta TX Independent School District GO	5.000%	8/15/35		2,080	2,445
Ysleta TX Independent School District GO	5.000%	8/15/37		2,350	2,747
					6,271,523
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30		7,000	8,519
Alpine UT School District GO	5.000%	3/15/30		3,450	4,286
Canyons UT School District GO	5.000%	6/15/27		1,700	2,107
Central UT Water Conservancy District Revenue	4.000%	10/1/32		4,080	4,545
Central UT Water Conservancy District Revenue	4.000%	10/1/33		2,555	2,837
Central UT Water Conservancy District Revenue	4.000%	10/1/34		4,000	4,428
Central UT Water Conservancy District Revenue	4.000%	10/1/35		3,000	3,311
Central UT Water Conservancy District Revenue	4.000%	10/1/36		3,345	3,682
Central UT Water Conservancy District Revenue	4.000%	10/1/37		2,600	2,841
Central Utah Water Conservancy District GO	5.000%	4/1/26		6,155	6,525
Central Utah Water Conservancy District GO	5.000%	4/1/27		4,000	4,240
Central Utah Water Conservancy District GO	5.000%	4/1/28		3,000	3,180
Central Utah Water Conservancy District GO	5.000%	4/1/28		765	811
Central Utah Water Conservancy District GO	5.000%	4/1/29		7,000	7,419
Central Utah Water Conservancy District GO	5.000%	10/1/32		5,640	6,194
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/33		1,005	1,110
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/34		1,000	1,101
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/35		1,350	1,481
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/36		1,000	1,093
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/37		1,440	1,562
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	(ETM)	2,100	2,121
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/22	(Prere.)	2,000	2,206
Salt Lake City UT Airport Revenue	5.000%	7/1/33		1,810	2,153
Salt Lake City UT Airport Revenue	5.000%	7/1/34		1,700	2,016
Salt Lake City UT Airport Revenue	5.000%	7/1/36		1,300	1,533
Salt Lake City UT Airport Revenue	5.000%	7/1/37		1,610	1,893
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29		1,095	1,336
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32		1,000	1,199
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34		1,000	1,187
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35		1,085	1,287
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36		1,250	1,478
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37		1,160	1,365
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,060	4,493
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,260	4,715
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22		10,800	11,333
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23		4,200	4,406
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/36		2,000	2,378
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/37		1,400	1,658
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/38		1,265	1,491
Utah County UT Hospital Revenue (IHC Health Services) VRDO	2.150%	5/7/19		32,705	32,705
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31		1,000	1,252
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32		1,300	1,619
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33		1,100	1,361
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34		1,000	1,233
Utah GO	5.000%	7/1/22		5,100	5,634
Utah GO	5.000%	7/1/23		14,500	16,474
Utah GO	5.000%	7/1/24		9,000	10,488
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,420	1,670
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		2,230	2,603
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28		2,250	2,620
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29		9,005	10,460

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		3,120	3,455
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30		6,680	7,721
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31		4,515	5,193
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		2,500	2,736
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32		10,330	11,844
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33		10,510	12,016
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34		7,105	8,100
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35		5,215	6,330
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36		1,000	1,210
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		2,930	3,369
Washington County UT School District GO	5.000%	3/1/21		6,150	6,527
					278,140
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen Health Care Project) VRDO	2.390%	5/7/19	LOC	46,230	46,230
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31		1,180	1,336
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32		1,290	1,452
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33		1,405	1,577
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34		1,530	1,713
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35		2,660	2,969
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36		2,795	3,111
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31		4,130	4,557
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/34		7,910	9,150
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27		2,250	2,794
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28		3,575	4,413
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29		1,475	1,807
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30		2,275	2,767
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31		2,175	2,629
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32		1,490	1,792
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33		1,050	1,150
					89,447
Virginia (2.1%)
Chesapeake VA GO	5.000%	8/1/26		3,670	4,487
Chesapeake VA GO	5.000%	8/1/29		3,045	3,760
Chesapeake VA Toll Road Revenue	5.000%	7/15/23		1,600	1,740
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22		7,945	8,829
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24		5,195	6,057
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33		2,000	2,296
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	9,730	10,033
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	5,000	5,156
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	4,890	5,042
Fairfax County VA GO	5.000%	10/1/20		6,000	6,289
Fairfax County VA GO	5.000%	10/1/21		1,000	1,081
Fairfax County VA GO	5.000%	10/1/23		10,000	11,437
Fairfax County VA GO	4.000%	10/1/25		4,000	4,561
Fairfax County VA GO	5.000%	10/1/25		5,000	5,983
Fairfax County VA GO	5.000%	10/1/25		4,000	4,695
Fairfax County VA GO	4.000%	10/1/27		1,425	1,628
Fairfax County VA GO	4.000%	10/1/30		11,420	13,045
Fairfax County VA GO	4.000%	10/1/31		11,420	12,902
Fairfax County VA GO	4.000%	10/1/32		10,000	11,230
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	5.000%	5/15/19	(Prere.)	2,000	2,002
Fairfax County VA Public Improvement GO	5.000%	10/1/21		4,315	4,663
Fairfax County VA Public Improvement GO	5.000%	10/1/21	(Prere.)	7,315	7,900
Fairfax County VA Water Authority Revenue	5.000%	4/1/25		2,500	2,737
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/28		2,065	2,363
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/29		2,165	2,485
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/30		1,275	1,453
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/31		2,390	2,705
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/32		2,510	2,823
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/33		2,635	2,950
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (MediCorp Health System Obligated Group)	5.250%	6/15/23		2,500	2,799
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/37		7,260	8,691
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/38		3,270	3,904

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/38		270	290
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28		3,185	3,843
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24		1,720	1,897
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25		1,750	1,953
Newport News VA GO	5.000%	8/1/29		2,970	3,670
Newport News VA GO	4.000%	2/1/30		1,000	1,154
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		4,500	5,561
Norfolk VA GO	5.000%	9/1/25		2,750	3,210
Norfolk VA GO	5.000%	9/1/26		5,485	6,403
Norfolk VA GO	5.000%	9/1/27		4,410	5,148
Norfolk VA GO	5.000%	9/1/28		5,345	6,240
Norfolk VA GO	5.000%	9/1/29		2,000	2,330
Norfolk VA GO	5.000%	9/1/30		2,000	2,327
Norfolk VA GO	5.000%	8/1/31		12,000	14,847
Norfolk VA GO	5.000%	9/1/31		3,000	3,486
Norfolk VA GO	5.000%	8/1/32		3,700	4,557
Norfolk VA GO	5.000%	9/1/32		3,000	3,482
Norfolk VA GO	5.000%	8/1/33		4,195	5,150
Norfolk VA GO	5.000%	9/1/33		2,000	2,319
Norfolk VA GO	5.000%	8/1/34		5,725	7,000
Norfolk VA GO	5.000%	9/1/34		3,000	3,474
Norfolk VA GO	5.000%	8/1/35		4,000	4,872
Norfolk VA GO	5.000%	9/1/35		3,000	3,471
Norfolk VA GO	5.000%	8/1/36		5,475	6,646
Norfolk VA GO	5.000%	8/1/37		6,655	8,037
Norfolk VA GO	5.000%	8/1/38		7,005	8,430
Norfolk VA GO	5.000%	8/1/39		2,140	2,569
Norfolk VA Water Revenue	5.000%	11/1/19		2,615	2,660
Norfolk VA Water Revenue	5.000%	11/1/25		15,935	19,140
Norfolk VA Water Revenue	5.000%	11/1/26		8,705	10,675
Norfolk VA Water Revenue	5.000%	11/1/33		3,760	4,556
Norfolk VA Water Revenue	5.000%	11/1/34		2,800	3,375
Norfolk VA Water Revenue	5.000%	11/1/35		1,975	2,374
Norfolk VA Water Revenue	5.000%	11/1/36		2,075	2,479
Norfolk VA Water Revenue	5.000%	11/1/37		2,180	2,580
Peninsula Town Center Community Development Authority Virginia Revenue	4.500%	9/1/28		725	765
Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/37		1,750	1,863
Richmond VA GO	5.000%	3/1/23	(Prere.)	7,685	8,649
Richmond VA GO	5.000%	3/1/23	(Prere.)	9,120	10,264
Richmond VA GO	5.000%	3/1/23	(Prere.)	4,525	5,093
Richmond VA GO	5.000%	3/1/24		1,100	1,273
Richmond VA GO	5.000%	3/1/25		2,500	2,963
Richmond VA GO	5.000%	3/1/26		3,395	4,115
Richmond VA GO	5.000%	3/1/30		1,800	2,319
Richmond VA GO	5.000%	3/1/31		1,100	1,429
Richmond VA Public Utility Revenue	5.000%	1/15/28		4,000	4,792
Richmond VA Public Utility Revenue	5.000%	1/15/29		10,000	11,963
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21		2,500	2,671
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22		3,040	3,342
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		1,400	1,532
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		10,405	10,811
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26		1,475	1,612
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group) VRDO	2.340%	5/7/19		40,000	40,000
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/25		1,000	1,172
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/26		1,700	2,031
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/27		1,500	1,782
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/28		1,550	1,834
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,155
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/34		2,500	2,876
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/35		2,500	2,869
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/27		755	890

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/31		1,000	1,158
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/34		1,155	1,324
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/35		1,210	1,383
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/36		725	827
Virginia Beach VA GO	4.000%	9/15/20		6,195	6,401
Virginia Beach VA GO	5.000%	5/1/22		4,300	4,725
Virginia Beach VA GO	5.000%	5/1/23		4,300	4,860
Virginia Beach VA GO	5.000%	5/1/24		4,300	4,988
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		17,540	18,554
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(Prere.)	5,840	6,185
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		1,000	1,090
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		2,280	2,687
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29		16,065	18,013
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/30		4,080	4,540
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/31		4,300	4,751
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/32		20,225	22,228
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33		21,035	22,974
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33		35,505	38,852
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		22,510	24,575
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/20		3,715	3,880
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		18,000	19,949
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/30		4,515	5,028
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36		6,500	7,108
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20		2,500	2,573
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20		5,000	5,230
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21		4,400	4,673
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	13,765	14,710
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	30,140	32,210
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	31,550	33,717
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,000	2,157
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22		2,000	2,189
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	21,000	23,114
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	12,560	13,825
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	10,000	11,007
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,790	3,101
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,040	5,602
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,100	2,334
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	1,800	2,001
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,035	5,596
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,000	2,223
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,260	5,846
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		3,520	3,980
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		10,000	11,306
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		6,845	7,941
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,090	4,864
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25		15,015	17,993
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		9,230	11,185
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		15,040	18,225
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		4,565	5,551
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		3,015	3,667
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26		10,085	12,344
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		13,035	16,106

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		4,605	5,707
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		3,545	4,320
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		10,025	12,501
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/28		12,060	15,000
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		5,075	6,330
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29		6,040	7,489
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29		8,465	10,256
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30		10,190	11,454
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30		2,000	2,408
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		7,000	7,554
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		10,600	11,829
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,855	13,015
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,020	12,237
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,483
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,602
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		8,790	9,661
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		10,000	10,969
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		8,070	8,844
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		2,000	2,140
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		1,895	2,027
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		3,000	3,197
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		1,800	1,918
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		3,100	3,293
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		1,500	1,593
Virginia GO	4.000%	6/1/20		14,530	14,913
Virginia GO	4.000%	6/1/24		10,145	11,118
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		8,715	9,081
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		7,660	7,982
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		9,165	9,851
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		8,055	8,658
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	(Prere.)	11,540	12,413
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		8,500	9,903
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		5,920	6,692
Virginia Public Building Authority Revenue	5.000%	8/1/26		3,485	4,245
Virginia Public Building Authority Revenue	5.000%	11/1/30		7,475	8,267
Virginia Public Building Authority Revenue	5.000%	11/1/32		4,395	4,847
Virginia Public School Authority Revenue	4.000%	8/1/20		8,000	8,237
Virginia Public School Authority Revenue	5.000%	8/1/20		2,500	2,522
Virginia Public School Authority Revenue	5.000%	3/1/22		3,780	4,141
Virginia Public School Authority Revenue	5.000%	3/1/26		5,125	6,216
Virginia Public School Authority Revenue	5.000%	8/1/26		6,500	7,952
Virginia Public School Authority Revenue	5.000%	8/1/29		8,500	10,297
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20		5,705	5,889
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		11,000	11,714
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		7,835	8,729
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		8,500	9,469
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		5,870	6,724
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		9,985	11,438
Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32		1,180	1,289
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/31		3,000	3,475
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/32		2,115	2,432
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/33		2,500	2,860
Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/34		3,000	3,421
					1,368,948
Washington (3.0%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25		1,035	1,243
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27		1,270	1,549
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28		1,120	1,361
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29		1,300	1,571
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30		2,520	3,028
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31		1,605	1,920
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32		2,570	3,066
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33		2,560	3,045
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34		4,705	5,582
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		3,420	4,027
Clark County WA School District No. 117 GO	5.000%	12/1/32		8,000	9,653
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/24		5,370	6,244

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		5,585	6,887
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		20,190	20,980
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		3,345	3,690
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23		3,765	4,269
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24		1,540	1,791
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		3,250	3,806
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		6,000	6,878
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		10,000	11,422
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,000	1,166
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32		5,000	5,698
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24		1,785	2,075
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		5,430	6,455
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		13,150	15,633
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		13,155	14,054
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		19,010	21,981
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		11,225	13,635
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		7,375	9,124
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		19,905	24,115
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28		13,000	15,012
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27		1,000	1,154
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28		1,000	1,149
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29		1,200	1,374
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30		1,575	1,798
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31		1,625	1,849
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	16,505	17,645
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	17,335	18,533
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	18,200	19,457
King County WA GO	4.000%	12/1/32		3,300	3,608
King County WA School District GO	5.000%	12/1/25		13,000	14,451
King County WA School District No. 401 Highline GO	5.000%	12/1/24		7,105	7,911
King County WA School District No. 405 GO	5.000%	12/1/23		4,200	4,816
King County WA School District No. 408 GO	5.000%	12/1/35		2,000	2,398
King County WA School District No. 411 GO	5.000%	12/1/28		2,055	2,501
King County WA School District No. 411 Issaquah Revenue	4.000%	12/1/28		11,910	12,873
King County WA School District No. 414 GO	5.000%	6/1/19		1,620	1,624
King County WA School District No. 414 GO	5.000%	12/1/20		5,615	5,914
King County WA School District No. 414 GO	5.000%	12/1/21		14,785	16,044
King County WA Sewer Revenue	4.000%	7/1/32		5,450	5,971
King County WA Sewer Revenue	4.000%	7/1/32		7,225	7,754
King County WA Sewer Revenue	4.000%	7/1/33		12,500	13,616
Kitsap County WA School District No. 401 GO	4.000%	12/1/32		1,025	1,135
Kitsap County WA School District No. 401 GO	4.000%	12/1/34		1,555	1,707
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		8,500	9,312
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33		8,505	10,237
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34		6,015	7,218
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35		26,210	31,368
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25		6,500	7,226
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20		2,000	2,052
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20		3,700	3,896
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/32		2,500	2,919
Pierce County WA School District No. 320 (Sumner) GO	5.000%	12/1/28		10,575	12,976
Pierce County WA School District No. 402 GO	4.000%	12/1/32		1,455	1,617
Pierce County WA School District No. 402 GO	4.000%	12/1/34		3,080	3,394
Pierce County WA School District No. 402 GO	4.000%	12/1/35		2,615	2,864
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20		3,000	3,160
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22		5,525	5,821
Port of Seattle WA Revenue	5.000%	6/1/22		2,000	2,068
Port of Seattle WA Revenue	5.000%	2/1/25		1,775	2,074
Port of Seattle WA Revenue	5.000%	3/1/25		1,515	1,753
Port of Seattle WA Revenue	5.000%	2/1/26		2,890	3,450
Port of Seattle WA Revenue	5.000%	3/1/26		1,055	1,217
Port of Seattle WA Revenue	5.000%	3/1/27		1,000	1,153
Port of Seattle WA Revenue	5.000%	8/1/27		8,650	9,466
Port of Seattle WA Revenue	5.000%	3/1/28		1,780	2,050
Port of Seattle WA Revenue	5.000%	8/1/28		7,485	8,184
Port of Seattle WA Revenue	5.000%	3/1/29		2,025	2,323
Port of Seattle WA Revenue	5.000%	3/1/30		2,000	2,288
Port of Seattle WA Revenue	5.000%	6/1/30		6,000	6,200
Port of Seattle WA Revenue	5.000%	8/1/30		8,000	8,728
Port of Seattle WA Revenue	5.000%	8/1/31		5,560	6,052
Seattle WA GO	5.000%	6/1/21		16,395	17,537

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20		7,945	8,146
Seattle WA Municipal Light & Power Revenue	4.000%	1/1/30		5,680	6,432
Seattle WA Water System Revenue	5.000%	9/1/23		14,315	15,855
Seattle WA Water System Revenue	5.000%	5/1/24		12,610	14,608
Seattle WA Water System Revenue	4.000%	5/1/31		1,805	1,968
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24		2,295	2,485
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25		3,760	4,115
Snohomish County WA GO	4.000%	12/1/26		3,515	3,818
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29		3,700	4,248
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30		3,000	3,438
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31		3,650	4,176
Thurston County WA School District No. 111 Olympia Revenue	4.000%	12/1/32		3,150	3,480
University of Washington Revenue	5.000%	7/1/27		6,925	7,607
University of Washington Revenue	5.000%	4/1/28		10,195	10,823
University of Washington Revenue	5.000%	7/1/28		11,490	12,614
University of Washington Revenue	5.000%	7/1/29		7,500	8,217
University of Washington Revenue	5.000%	4/1/30		9,315	9,887
University of Washington Revenue	5.000%	7/1/30		10,495	11,478
University of Washington Revenue	5.000%	4/1/31		10,500	11,141
University of Washington Revenue	5.000%	4/1/32		11,375	12,065
University of Washington Revenue	5.000%	7/1/32		5,000	5,454
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19	(Prere.)	3,185	3,212
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		5,780	6,007
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23		5,435	6,009
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25		5,260	5,795
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26		6,175	6,794
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		5,000	5,853
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		14,900	17,443
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28		19,725	23,000
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/28		7,050	8,331
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29		10,545	11,230
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30		7,525	8,009
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		23,685	25,783
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		6,800	7,594
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34		11,640	12,990
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/27		1,410	1,638
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/29		1,435	1,663
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/31		2,165	2,493
Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/32		1,460	1,679
Washington GO	5.000%	7/1/19		6,940	6,979
Washington GO	5.000%	8/1/19	(Prere.)	4,845	4,886
Washington GO	0.000%	6/1/20	(14)	5,500	5,400
Washington GO	5.000%	7/1/20		10,720	11,141
Washington GO	5.000%	2/1/21	(Prere.)	10,000	10,590
Washington GO	5.000%	2/1/21	(Prere.)	9,650	10,220
Washington GO	5.000%	8/1/21		5,600	6,018
Washington GO	5.000%	8/1/21	(Prere.)	20,980	22,567
Washington GO	5.000%	2/1/22	(Prere.)	6,170	6,726
Washington GO	5.000%	7/1/22		20,015	22,097
Washington GO	5.000%	7/1/22		10,000	11,040
Washington GO	5.000%	7/1/22		23,500	25,944
Washington GO	5.000%	8/1/22		5,470	6,053
Washington GO	5.000%	7/1/23		10,025	11,058
Washington GO	5.000%	7/1/24		2,875	3,344
Washington GO	5.000%	7/1/24		5,135	5,657
Washington GO	5.000%	1/1/25		1,750	1,844
Washington GO	5.000%	7/1/25		50,585	58,792
Washington GO	5.000%	7/1/25		3,505	3,852
Washington GO	4.000%	7/1/27		27,500	29,356
Washington GO	4.000%	7/1/27		72,500	77,394
Washington GO	5.000%	7/1/27		8,620	10,091
Washington GO	5.000%	8/1/27		7,495	8,896
Washington GO	4.000%	7/1/28		10,000	10,653
Washington GO	4.000%	7/1/28		82,900	88,314
Washington GO	5.000%	8/1/28		20,210	23,882
Washington GO	4.000%	7/1/29		9,000	9,716
Washington GO	5.000%	2/1/30		8,545	9,715

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	2/1/30		13,740	15,940
Washington GO	5.000%	7/1/30		5,000	5,779
Washington GO	5.000%	7/1/30		6,885	8,134
Washington GO	5.000%	8/1/30		45,000	54,725
Washington GO	5.000%	8/1/30		21,450	26,086
Washington GO	5.000%	6/1/31		5,250	5,582
Washington GO	5.000%	7/1/31		12,950	14,907
Washington GO	5.000%	8/1/31		13,860	15,872
Washington GO	5.000%	8/1/31		43,000	52,014
Washington GO	5.000%	8/1/31		32,640	39,482
Washington GO	5.000%	6/1/32		5,500	5,846
Washington GO	5.000%	8/1/32		29,775	33,292
Washington GO	5.000%	8/1/32		26,745	32,242
Washington GO	5.000%	8/1/35		2,500	2,933
Washington GO	5.000%	8/1/36		16,960	20,461
Washington GO	5.000%	8/1/37		10,005	12,028
Washington GO	5.000%	8/1/38		18,960	22,696
Washington GO	5.000%	8/1/39		6,015	6,987
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/27		2,675	3,054
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/28		2,160	2,458
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/29		1,755	1,994
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19		3,800	3,838
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20		4,250	4,294
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21		6,525	6,590
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22		5,500	5,554
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26		1,070	1,291
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27		1,520	1,864
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28		1,195	1,465
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30		1,845	2,229
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31		1,260	1,514
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35		9,480	11,180
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36		19,390	22,759
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37		9,680	11,308
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/19	(Prere.)	19,830	20,161
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,500	1,704
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25		1,710	1,946
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		1,045	1,184
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/28		2,070	2,571
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/29		4,000	4,931
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/30		4,000	4,882
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32		3,785	4,135
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21		2,700	2,839
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32		2,800	3,159
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/26		2,040	2,356
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/27		2,175	2,535
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/28		4,585	5,317
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/29		2,500	2,878
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/30		2,595	2,965
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/31		2,250	2,554
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/32		3,190	3,603
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/33		3,125	3,515
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/34		3,805	4,261
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/34		3,000	3,179
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/35		4,370	4,621
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/36		4,545	4,795
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	2.300%	5/7/19		8,240	8,240
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28		1,675	1,840

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33		2,840	3,078
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	4.500%	7/1/28		965	1,007
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/38		830	865
Washington State University General Revenue	5.000%	10/1/28		3,070	3,291
Washington State University General Revenue	5.000%	10/1/29		3,070	3,290
Washington State University General Revenue	5.000%	10/1/30		3,140	3,364
Washington State University General Revenue	5.000%	10/1/31		3,170	3,392
					1,969,504
West Virginia (0.5%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21		11,210	12,060
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22		5,120	5,660
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25		4,030	4,774
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26		6,035	7,294
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27		4,460	5,476
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/32		3,000	3,576
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		3,025	3,590
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	(ETM)	1,395	1,401
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	1,745	1,810
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,445	2,537
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	3,500	3,631
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,055	2,132
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	5,085	5,275
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26		5,340	6,465
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28		5,890	7,173
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29		5,000	6,046
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32		7,025	7,709
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33		7,300	7,975
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35		7,900	8,562
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36		8,215	8,870
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		7,000	7,522
West Virginia GO	5.000%	12/1/33		10,000	12,171
West Virginia GO	5.000%	12/1/35		16,375	19,806
West Virginia GO	5.000%	6/1/36		14,890	17,980
West Virginia GO	5.000%	6/1/37		2,870	3,453
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25		2,000	2,175
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/26		2,425	2,908
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27		1,500	1,626
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/27		1,545	1,884
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28		2,000	2,167
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/28		1,510	1,830
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29		2,000	2,165
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/29		1,670	2,018
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/31		1,720	2,044
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/32		1,895	2,241
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/33		2,050	2,416
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/35		2,365	2,769
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/36		2,860	3,338
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		2,975	3,457
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/27		1,460	1,732
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/28		1,190	1,429
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19		2,990	3,019
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20		3,570	3,604
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21		3,365	3,397
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24		3,020	3,393
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25		2,990	3,335
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26		2,575	2,855
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27		3,170	3,503
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28		3,210	3,541
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		12,650	12,782
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/19	(Prere.)	12,620	12,654
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/29		5,580	6,052
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/31		3,335	3,567
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/32		8,750	9,300

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/35		4,540	4,776
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/32		1,000	1,218
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/34		2,010	2,431
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/35		1,010	1,217
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/36		2,030	2,437
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/37		1,500	1,793
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26		2,590	3,121
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27		2,720	3,335
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28		2,855	3,543
West Virginia University Revenue	5.000%	10/1/30		3,000	3,202
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27		2,745	3,178
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31		3,435	3,952
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33		3,690	4,223
					318,575
Wisconsin (1.4%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30		1,890	2,161
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31		2,000	2,278
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32		2,000	2,271
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33		1,500	1,700
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34		1,500	1,692
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35		1,500	1,690
Green Bay WI Area Public School District GO	4.000%	4/1/30		3,560	3,902
Green Bay WI Area Public School District GO	4.000%	4/1/31		3,685	4,010
Green Bay WI Area Public School District GO	4.000%	4/1/32		3,825	4,149
Madison WI Area Technical College GO	5.000%	3/1/22		4,055	4,430
Madison WI Area Technical College GO	5.000%	3/1/23		4,345	4,883
Madison WI Area Technical College GO	4.000%	3/1/24		4,590	5,083
Madison WI Area Technical College GO	4.000%	3/1/25		3,000	3,377
Madison WI Area Technical College GO	4.000%	3/1/27		5,340	6,162
Madison WI Area Technical College GO	4.000%	3/1/28		5,530	6,332
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19		3,705	3,757
Middleton Cross Plains WI Area School District GO	4.000%	3/1/33		5,280	5,809
Middleton Cross Plains WI Area School District GO	4.000%	3/1/34		11,690	12,795
Middleton Cross Plains WI Area School District GO	4.000%	3/1/35		15,110	16,472
Milwaukee WI GO	4.000%	3/15/20		9,930	10,135
Milwaukee WI GO	4.000%	4/1/32		6,100	6,680
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22		2,690	3,010
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.300%	5/1/19		11,175	11,175
Verona WI Area School District GO	5.000%	4/1/26		3,485	4,204
West De Pere WI School District GO	5.000%	4/1/30		3,820	4,692
West De Pere WI School District GO	4.000%	4/1/31		3,195	3,566
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19	(Prere.)	945	945
Wisconsin GO	5.000%	5/1/20		1,000	1,034
Wisconsin GO	5.000%	5/1/20		2,915	3,013
Wisconsin GO	5.000%	5/1/20	(Prere.)	2,305	2,381
Wisconsin GO	5.000%	5/1/21	(Prere.)	10,425	11,117
Wisconsin GO	5.000%	5/1/21		9,335	9,953
Wisconsin GO	5.000%	5/1/22		1,195	1,237
Wisconsin GO	5.000%	5/1/22	(Prere.)	110	121
Wisconsin GO	5.000%	5/1/22	(Prere.)	40	44
Wisconsin GO	5.000%	11/1/23		5,025	5,748
Wisconsin GO	5.000%	5/1/25		7,405	8,118
Wisconsin GO	5.000%	5/1/26		9,000	10,131
Wisconsin GO	5.000%	5/1/27		2,835	3,101
Wisconsin GO	5.000%	5/1/27		1,400	1,531
Wisconsin GO	5.000%	5/1/28		2,060	2,250
Wisconsin GO	5.000%	11/1/28		30,070	36,901
Wisconsin GO	5.000%	5/1/29		16,840	19,808
Wisconsin GO	5.000%	5/1/29		1,715	1,871
Wisconsin GO	5.000%	5/1/29		5,055	5,659
Wisconsin GO	5.000%	5/1/30		7,760	9,080
Wisconsin GO	5.000%	5/1/34		12,500	14,721
Wisconsin GO	4.000%	11/1/34		4,000	4,420
Wisconsin GO	5.000%	5/1/35		15,040	17,671
Wisconsin GO	5.000%	5/1/35		13,090	15,099
Wisconsin GO	5.000%	5/1/36		15,830	18,551
Wisconsin GO	5.000%	5/1/36		21,325	24,541

Intermediate-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Wisconsin GO	5.000%	5/1/36		24,590	28,298
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	(ETM)	4,110	4,121
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(ETM)	3,240	3,355
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	5,230	5,416
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	3,295	3,412
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29		1,175	1,392
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30		1,410	1,657
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/32		8,015	8,648
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		50,545	54,324
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		38,835	41,631
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/35		17,075	18,235
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		4,460	5,138
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		34,215	36,510
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group	4.500%	11/15/39		9,490	10,480
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/20	(Prere.)	11,730	12,155
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21	(Prere.)	8,500	9,121
Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community Hospitals Inc.)	5.250%	8/15/34		2,715	2,909
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20	(Prere.)	5,900	6,072
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/26		860	1,031
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/27		850	1,034
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/28		810	985
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/29		800	967
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/30		8,305	9,133
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		6,000	6,544
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/32		5,345	5,810
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,030
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,910	6,280
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25		2,500	2,923
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27		1,855	2,247
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33		4,000	4,688
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34		6,845	7,988
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35		5,450	6,335
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28		12,130	13,914
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29		12,020	13,707
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		700	771
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28		1,865	2,049
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29		1,500	1,645
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		1,660	1,816
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24		2,310	2,611
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25		2,435	2,807
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26		940	1,103
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27		1,685	1,970
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/32		4,200	4,783
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34		11,035	12,735
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35		6,350	7,314
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/26		1,000	1,195
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/27		850	1,031
Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/28		900	1,103
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22	(Prere.)	11,800	13,043
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30		2,075	2,348
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31		1,650	1,855
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33		1,300	1,448
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34		1,260	1,400
Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28		1,235	1,271

Intermediate-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33		1,870	1,900
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38		4,780	4,838
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/31		1,000	1,158
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/33		1,140	1,309
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/38		3,500	3,950
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25		2,130	2,469
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26		6,285	7,281
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27		4,875	5,644
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28		6,955	8,027
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29		4,295	4,910
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30		7,675	8,736
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33		5,895	6,694
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/27		2,350	2,683
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/28		2,595	2,982
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/29		1,475	1,693
	Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/30		2,585	2,968
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32		4,000	4,465
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33		3,550	3,956
	Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	5,000	5,524
	Wisconsin Transportation Revenue	5.000%	7/1/24		5,230	6,089
	Wisconsin Transportation Revenue	5.000%	7/1/25		5,500	6,560
	Wisconsin Transportation Revenue	5.000%	7/1/26		5,775	7,041
	Wisconsin Transportation Revenue	5.000%	7/1/30		7,020	8,434
	Wisconsin Transportation Revenue	5.000%	7/1/31		6,000	7,173
	Wisconsin Transportation Revenue	5.000%	7/1/31		13,200	16,023
	Wisconsin Transportation Revenue	5.000%	7/1/32		7,740	9,219
	Wisconsin Transportation Revenue	5.000%	7/1/33		8,125	9,646
	Wisconsin Transportation Revenue	5.000%	7/1/34		8,530	10,093
	Wisconsin Transportation Revenue	5.000%	7/1/34		4,440	5,067
	Wisconsin Transportation Revenue	5.000%	7/1/35		3,700	4,215
	Wisconsin Transportation Revenue	5.000%	7/1/37		3,085	3,500
						945,496
Wyoming (0.0%)
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25	(15)	1,000	1,155
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28	(15)	1,000	1,185
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29	(15)	1,000	1,181
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31	(15)	1,105	1,290
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32	(15)	1,050	1,220
	Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35	(15)	1,450	1,667
						7,698
Total Tax-Exempt Municipal Bonds (Cost $63,121,669)						65,244,879

					Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
7	Vanguard Municipal Cash Management Fund (Cost $691,811)	2.259%			6,917,558	691,825
Total Investments (99.6%) (Cost $63,813,480)						65,936,704

Intermediate-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	3,244
Receivables for Investment Securities Sold	27,741
Receivables for Accrued Income	773,854
Receivables for Capital Shares Issued	63,637
Variation Margin Receivable—Futures Contracts	3,123
Other Assets	1,801
Total Other Assets	873,400
Liabilities
Payables for Investment Securities Purchased	(428,368)
Payables for Capital Shares Redeemed	(78,866)
Payables for Distributions	(41,675)
Payables to Vanguard	(26,246)
Variation Margin Payable—Futures Contracts	(2,830)
Total Liabilities	(577,985)
Net Assets (100%)	66,232,119

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	64,260,791
Total Distributable Earnings (Loss)	1,971,328
Net Assets	66,232,119

Investor Shares—Net Assets
Applicable to 246,197,788 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,493,684
Net Asset Value Per Share—Investor Shares	$14.19

Admiral Shares—Net Assets
Applicable to 4,421,138,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	62,738,435
Net Asset Value Per Share—Admiral Shares	$14.19

•	See Note A in Notes to Financial Statements.
1

Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $557,473,000, representing 0.8% of net assets.

4	Securities with a value of $15,422,000 have been segregated as initial margin for open futures contracts.
5	Step bond.
6

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7

Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	29,514	6,286,713	16,301
Ultra 10-Year U.S. Treasury Note	June 2019	424	55,875	132
				16,433

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(8,912)	(1,030,589)	(4,701)
10-Year U.S. Treasury Note	June 2019	(5,614)	(694,294)	(3,691)
30-Year U.S. Treasury Bond	June 2019	(244)	(35,982)	572
				(7,820)
				8,613

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1]	901,035
Total Income	901,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,523
Management and Administrative—Investor Shares	2,315
Management and Administrative—Admiral Shares	19,432
Marketing and Distribution—Investor Shares	236
Marketing and Distribution—Admiral Shares	1,794
Custodian Fees	93
Shareholders’ Reports—Investor Shares	75
Shareholders’ Reports—Admiral Shares	227
Trustees’ Fees and Expenses	11
Total Expenses	28,706
Net Investment Income	872,329
Realized Net Gain (Loss)
Investment Securities Sold[1]	(4,039)
Futures Contracts	(2,046)
Realized Net Gain (Loss)	(6,085)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,278,189
Futures Contracts	3,838
Change in Unrealized Appreciation (Depreciation)	2,282,027
Net Increase (Decrease) in Net Assets Resulting from Operations	3,148,271

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $3,444,000, $26,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	872,329	1,660,620
Realized Net Gain (Loss)	(6,085)	(88,524)
Change in Unrealized Appreciation (Depreciation)	2,282,027	(2,009,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,148,271	(437,791)
Distributions
Net Investment Income
Investor Shares	(47,434)	(104,559)
Admiral Shares	(825,057)	(1,547,716)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(872,491)	(1,652,275)
Capital Share Transactions
Investor Shares	(61,659)	(477,310)
Admiral Shares	5,876,682	4,667,759
Net Increase (Decrease) from Capital Share Transactions	5,815,023	4,190,449
Total Increase (Decrease)	8,090,803	2,100,383
Net Assets
Beginning of Period	58,141,316	56,040,933
End of Period	66,232,119	58,141,316

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.67	$14.17	$14.31	$14.19	$14.26	$13.84
Investment Operations
Net Investment Income	.194[1]	.390[1]	.385[1]	.393	.413	.440
Net Realized and Unrealized Gain (Loss) on Investments	.520	(.502)	(.140)	.120	(.070)	.420
Total from Investment Operations	.714	(.112)	.245	.513	.343	.860
Distributions
Dividends from Net Investment Income	(.194)	(.388)	(.385)	(.393)	(.413)	(.440)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.194)	(.388)	(.385)	(.393)	(.413)	(.440)
Net Asset Value, End of Period	$14.19	$13.67	$14.17	$14.31	$14.19	$14.26

Total Return[2]	5.25%	-0.80%	1.76%	3.63%	2.44%	6.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,494	$3,427	$4,040	$4,513	$4,416	$4,637
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.81%	2.73%	2.72%	2.91%	3.13%
Portfolio Turnover Rate	9%	15%	15%	9%	12%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculation based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.67	$14.17	$14.31	$14.19	$14.26	$13.84
Investment Operations
Net Investment Income	.199[1]	.401[1]	.399[1]	.407	.425	.451
Net Realized and Unrealized Gain (Loss) on Investments	.520	(.502)	(.140)	.120	(.070)	.420
Total from Investment Operations	.719	(.101)	.259	.527	.355	.871
Distributions
Dividends from Net Investment Income	(.199)	(.399)	(.399)	(.407)	(.425)	(.451)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.199)	(.399)	(.399)	(.407)	(.425)	(.451)
Net Asset Value, End of Period	$14.19	$13.67	$14.17	$14.31	$14.19	$14.26

Total Return[2]	5.29%	-0.72%	1.86%	3.73%	2.53%	6.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,738	$54,714	$52,001	$48,473	$40,302	$34,927
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.89%	2.83%	2.82%	2.99%	3.21%
Portfolio Turnover Rate	9%	15%	15%	9%	12%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculation based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $3,244,000, representing 0.00% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	65,244,879	—
Temporary Cash Investments	691,825	—	—
Futures Contracts—Assets[1]	3,123	—	—
Futures Contracts—Liabilities[1]	(2,830)	—	—
Total	692,118	65,244,879	—

1 Represents variation margin on the last day of the reporting period.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	63,814,940
Gross Unrealized Appreciation	2,165,231
Gross Unrealized Depreciation	(34,855)
Net Unrealized Appreciation (Depreciation)	2,130,376

Intermediate-Term Tax-Exempt Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $18,686,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $131,508,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended April 30, 2019, the fund purchased $5,834,838,000 of investment securities and sold $2,682,112,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2019, such purchases and sales were $1,419,461,000 and $826,428,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	537,416	38,491	712,374	51,132
Issued in Lieu of Cash Distributions	39,648	2,830	86,243	6,208
Redeemed	(638,723)	(45,874)	(1,275,927)	(91,692)
Net Increase (Decrease)—Investor Shares	(61,659)	(4,553)	(477,310)	(34,352)
Admiral Shares
Issued	13,047,748	935,155	16,050,639	1,153,908
Issued in Lieu of Cash Distributions	585,220	41,751	1,083,816	78,038
Redeemed	(7,756,286)	(558,968)	(12,466,696)	(898,243)
Net Increase (Decrease)—Admiral Shares	5,876,682	417,938	4,667,759	333,703

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Largest Area Concentrations

As of April 30, 2019

New York	13.6%
California	12.7
Texas	7.9
Illinois	7.0
Pennsylvania	5.3
Florida	4.4
Ohio	3.5
Maryland	3.1
New Jersey	3.0
Michigan	2.9
Top Ten	63.4%

The table shows the percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (96.3%)
Alabama (1.1%)
	Alabama GO	4.000%	11/1/30		6,195	6,866
	Alabama GO	4.000%	11/1/31		6,445	7,097
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37		10,985	11,841
	Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42		3,325	3,577
	Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	5,000	5,309
	Auburn University Alabama General Fee Revenue	5.000%	6/1/42		8,455	9,116
	Birmingham AL GO	5.000%	3/1/37		2,500	2,731
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32		7,145	8,434
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		5,010	5,749
	Huntsville AL GO	5.000%	5/1/26		325	345
	Huntsville AL GO	5.000%	5/1/32		3,190	3,889
	Jefferson County AL Board of Education GO	5.000%	2/1/46		3,000	3,441
	Jefferson County AL Sewer Revenue	6.000%	10/1/42		8,780	10,221
	Jefferson County AL Sewer Revenue	7.000%	10/1/51		10,000	12,071
	Jefferson County AL Sewer Revenue	6.500%	10/1/53		15,545	18,418
1	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	(4)	12,500	11,433
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		2,000	2,159
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		3,335	3,602
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46		7,040	8,046
	University of South Alabama University Facilities Revenue	5.000%	10/1/29	(15)	1,000	1,197
	University of South Alabama University Facilities Revenue	5.000%	10/1/30	(15)	1,000	1,187
	University of South Alabama University Facilities Revenue	5.000%	10/1/31	(15)	1,000	1,181
	University of South Alabama University Facilities Revenue	5.000%	10/1/32	(15)	750	881
	University of South Alabama University Facilities Revenue	5.000%	10/1/33	(15)	1,435	1,681
						140,472
Alaska (0.1%)
	Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26		6,620	7,740
	Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28		3,995	4,626
	Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,000	6,431
						18,797
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,000	1,131
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/43		1,200	1,325
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/48		1,100	1,206
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/51		1,100	1,202
	Arizona Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/48		3,200	3,497
	Buckeye AZ Excise Tax Revenue	5.000%	7/1/35		4,480	5,133
	Buckeye AZ Excise Tax Revenue	5.000%	7/1/43		11,690	13,258
	La Paz County AZ Industrial Development Authority Revenue (Harmony Public Schools Project)	5.000%	2/15/48		1,350	1,466
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/41		7,000	7,414
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/42		4,000	4,569
	Mesa AZ Utility System Revenue	4.000%	7/1/31		7,275	8,022
	Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/40		3,000	3,200
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/31		3,080	3,786
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32		3,000	3,671
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33		2,135	2,604
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34		2,000	2,431
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35		2,085	2,527
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/36		3,025	3,648
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/37		3,350	4,023
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/38		3,440	4,113
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/37		3,750	4,235
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		3,000	3,355
	Pinal County AZ Electric District Revenue	4.000%	7/1/32		1,000	1,082
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/33		6,110	7,451
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34		10,010	12,169

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35		10,000	12,120
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20		515	541
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		2,220	2,554
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		820	991
						122,724
Arkansas (0.1%)
	Springdale AR Sales and Use Revenue	5.000%	4/1/33	(15)	1,895	2,128
	Springdale AR Sales and Use Revenue	5.000%	4/1/34	(15)	2,360	2,644
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31		2,170	2,441
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32		2,855	3,203
						10,416
California (12.7%)
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	5,000	3,409
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31	(14)	8,450	5,730
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33	(14)	12,020	7,462
	Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29		8,300	9,558
	Alameda County CA Unified School District GO	5.000%	8/1/39		11,455	13,085
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	2,060	2,339
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/42		6,545	6,995
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54		5,615	6,197
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		8,000	9,159
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		10,425	11,725
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		3,500	3,949
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	30	36
	California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,647
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40		5,000	5,745
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49		5,000	5,751
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		3,000	3,454
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		14,000	15,828
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		1,050	1,447
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		3,950	5,531
	California GO	5.625%	4/1/26		21,900	21,933
	California GO	5.000%	10/1/29		5,000	5,801
	California GO	5.000%	10/1/30		12,600	14,570
	California GO	5.000%	4/1/31		2,500	3,240
	California GO	5.000%	9/1/31		15,025	18,005
	California GO	5.000%	4/1/32		2,500	3,270
	California GO	6.000%	3/1/33		4,000	4,148
	California GO	5.000%	4/1/33		5,500	6,251
	California GO	4.000%	8/1/33		5,000	5,491
	California GO	5.000%	8/1/33		16,090	19,166
	California GO	5.000%	8/1/34		5,000	5,816
	California GO	4.000%	11/1/34		20,000	22,153
	California GO	5.000%	8/1/35		1,170	1,387
	California GO	5.000%	9/1/35		13,220	15,649
	California GO	5.000%	10/1/35		2,190	2,571
	California GO	4.000%	11/1/35		5,000	5,522
	California GO	5.000%	9/1/36		3,250	3,559
	California GO	5.000%	9/1/41		5,000	5,363
	California GO	5.000%	9/1/42		11,360	12,368
	California GO	5.000%	2/1/43		5,500	6,037
	California GO	5.000%	4/1/43		1,000	1,102
	California GO	5.000%	11/1/43		5,000	5,578
	California GO	5.000%	12/1/43		8,250	9,216
	California GO	5.000%	8/1/45		7,280	8,328
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19	(Prere.)	5,500	5,576
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/42		1,445	1,517
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	4,500	4,532
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42		7,000	7,992
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		1,115	1,278
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		1,555	1,776
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		10,000	10,691
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		5,000	5,387
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		2,000	2,240
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39		8,000	8,053
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	6,000	6,335
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	15,000	15,860
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,545	4,264
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		2,600	2,788
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		29,100	32,887

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48		5,000	5,336
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		5,000	5,790
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		7,800	9,032
California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,800	15,213
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31		2,075	2,453
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/30		1,855	2,165
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		8,000	8,317
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,585
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		4,560	5,094
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36		2,235	2,497
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	5,000	5,257
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/41	(15)	5,000	5,712
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,630	6,002
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		1,320	1,514
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32		7,280	8,214
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		14,705	15,913
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,486
California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	8,600	8,600
California State University Systemwide Revenue	5.000%	11/1/29		3,750	4,484
California State University Systemwide Revenue	5.000%	11/1/34		2,000	2,408
California State University Systemwide Revenue	5.000%	11/1/36		6,000	7,163
California State University Systemwide Revenue	5.000%	11/1/37		5,000	5,932
California State University Systemwide Revenue	5.000%	11/1/38		2,000	2,310
California State University Systemwide Revenue	5.000%	11/1/43		10,000	12,044
California State University Systemwide Revenue	5.000%	11/1/43		3,190	3,663
California State University Systemwide Revenue	5.000%	11/1/45		1,000	1,151
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	6,200	6,961
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	4.000%	7/1/48		4,000	4,148
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		24,250	26,205
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		2,500	2,841
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		14,220	15,247
California Statewide Communities Development Authority Senior Living Revenue (Southern California Presbyterian Homes)	7.250%	11/15/41		3,000	3,081
Castro Valley CA Unified School District GO	4.000%	8/1/46		5,250	5,589
Centinela Valley CA Union High School District GO	4.000%	8/1/41	(15)	5,705	6,069
Chabot-Las Positas CA Community College District GO	4.000%	8/1/42		4,940	5,283
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		4,500	4,796
Chaffey CA Union High School District GO	5.250%	8/1/47		3,245	3,875
Charter Oak CA Unified School District GO	5.000%	8/1/40	(4)	5,270	6,020
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,050	1,211
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(4)	3,130	3,601
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(4)	1,100	1,258
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35	(4)	865	988
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34		2,840	3,135
Clovis CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,390	2,729
Clovis CA Unified School District GO	5.000%	8/1/38		1,460	1,636
Coast CA Community College District GO	4.000%	8/1/30		4,500	5,148
Coast CA Community College District GO	4.000%	8/1/32		7,205	7,907
Corona-Norco CA Unified School District GO	5.000%	8/1/44		6,625	7,574
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/32		1,500	1,690
El Camino CA Community College District GO	4.000%	8/1/41		7,000	7,451
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	1,480	1,682
Elk Grove CA Unified School District GO	4.000%	8/1/48		25,670	27,219
Escondido CA GO	5.000%	9/1/32		3,855	4,542
Escondido CA Union School District GO	4.000%	8/1/47		7,500	7,993
Foothill-De Anza CA Community College District GO	4.000%	8/1/34		2,185	2,401
Foothill-De Anza CA Community College District GO	4.000%	8/1/35		2,000	2,189
Foothill-De Anza CA Community College District GO	5.000%	8/1/36		1,645	1,895
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		10,000	11,500
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,155	1,390
Fresno CA Unified School District GO	4.000%	8/1/43		7,000	7,434
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46		3,000	3,321
Gilroy CA Unified School District GO	4.000%	8/1/46		2,000	2,122
Glendale CA Community College District GO	5.000%	8/1/37		1,710	2,033

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	5,000	5,512
	Grossmont CA Union High School District GO	4.000%	8/1/29		1,775	2,009
	Grossmont CA Union High School District GO	4.000%	8/1/30		1,750	1,959
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,145
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	8,500	9,083
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	6,100	6,481
	Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20	(Prere.)	2,225	2,383
	Jefferson CA Union High School District GO	5.000%	8/1/29	(15)	2,210	2,632
	Jefferson CA Union High School District GO	5.000%	8/1/31	(15)	3,265	3,855
	Long Beach CA Harbor Revenue	5.000%	5/15/37		4,365	5,045
	Long Beach CA Harbor Revenue	5.000%	5/15/42		1,500	1,719
	Los Angeles CA Community College District GO	6.000%	8/1/19	(Prere.)	10,000	10,112
	Los Angeles CA Community College District GO	4.000%	8/1/32		10,000	10,838
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,555	1,793
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,872
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		5,000	5,492
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		3,500	3,844
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		9,000	9,879
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		5,200	5,975
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/48		1,500	1,793
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		6,000	7,361
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		11,400	13,980
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		8,215	10,038
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		4,560	4,928
	Los Angeles CA Unified School District GO	5.000%	7/1/35		375	448
	Los Angeles CA Unified School District GO	5.000%	7/1/36		520	619
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/19	(Prere.)	6,145	6,166
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/19	(Prere.)	4,935	4,952
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/29		2,085	2,470
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/30		2,000	2,358
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/30		1,735	2,046
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		4,090	4,802
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		4,815	5,635
	Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,600	8,157
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30		4,685	5,513
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31		7,180	8,432
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32		6,465	7,568
	Los Angeles County CA School District GO	5.000%	7/1/29	(15)	10,115	12,527
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	6,000	7,166
	M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	2,335	2,420
	Martinez CA Unified School District GO	4.000%	8/1/48		9,020	9,540
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		1,745	2,010
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	9,010	9,795
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/41		5,000	5,306
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/45		2,000	2,117
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		4,000	4,332
1	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,025	3,140
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,500	3,902
	Oakland CA GO	5.000%	1/15/35		4,025	4,640
	Oakland CA Unified School District GO	5.000%	8/1/29	(4)	1,540	1,796
	Oakland CA Unified School District GO	5.000%	8/1/30	(4)	1,000	1,161
	Orange County CA Water District Revenue	4.000%	8/15/37		1,770	1,926
	Palomar Pomerado Health California GO	0.000%	8/1/37		5,000	2,564
1	Palomar Pomerado Health California GO, 7.000% coupon rate effective 8/1/2019	0.000%	8/1/38	(12)	10,000	13,231
	Poway CA Unified School District GO	0.000%	8/1/46		9,600	3,498
	Poway CA Unified School District GO	0.000%	8/1/51		20,000	5,902
	Riverside CA Community College District GO	5.000%	8/1/29		5,820	6,970
	Riverside CA Community College District GO	5.000%	8/1/30		5,555	6,620
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33	(4)	4,345	4,762
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34	(4)	4,000	4,371
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		9,420	11,143
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		8,330	9,784
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		10,000	11,693
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		2,500	1,056
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44		3,000	3,299
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		1,000	1,099
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	(14)	15,815	12,106
	San Bernardino CA Community College District GO	5.000%	8/1/48		3,750	4,304

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	15,237
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37		4,740	5,571
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38		3,000	3,518
San Diego CA Unified School District GO	4.000%	7/1/31		13,025	14,680
San Diego CA Unified School District GO	0.000%	7/1/33		2,500	1,605
San Diego CA Unified School District GO	0.000%	7/1/35		3,605	2,118
San Diego CA Unified School District GO	0.000%	7/1/37		14,000	8,035
San Diego CA Unified School District GO	4.000%	7/1/45		9,000	9,505
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		5,450	6,018
San Dieguito CA Union High School District GO	4.000%	8/1/32		4,960	5,425
San Dieguito CA Union High School District GO	4.000%	8/1/33		1,820	1,987
San Dieguito CA Union High School District GO	4.000%	8/1/42		7,805	8,411
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37		1,125	1,262
San Francisco CA City & County COP	4.000%	9/1/34		5,085	5,382
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	390	418
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		2,000	2,239
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		9,260	10,749
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		7,660	9,039
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34		8,225	9,846
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		7,500	8,943
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		8,585	9,887
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/40		2,290	2,590
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41		2,885	3,260
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/42		2,105	2,376
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		3,670	4,138
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/44		3,850	4,339
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/45		2,565	2,890
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	9,250	7,893
San Jose CA Airport Revenue	5.000%	3/1/47		5,205	6,003
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43	(15)	4,640	5,103
San Mateo CA Union High School District GO	4.000%	9/1/31		6,240	6,908
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,424
San Ramon Valley CA Unified School District GO	4.000%	8/1/31		1,855	2,053
San Ramon Valley CA Unified School District GO	4.000%	8/1/33		2,200	2,395
Santa Clara CA Unified School District GO	4.000%	7/1/41		10,000	10,719
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41		1,750	2,025
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46		2,050	2,366
Santa Rosa CA High School District GO	5.000%	8/1/43	(4)	3,265	3,817
Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	1,495	1,152
South Coast CA Water District Financing Authority Revenue	4.000%	2/1/49		8,420	9,074
Southwestern California Community College District GO	5.000%	8/1/44		7,800	8,850
Stockton CA Unified School District GO	5.000%	8/1/42	(4)	4,650	5,196
Twin Rivers CA Unified School District GO	5.000%	8/1/40	(15)	5,000	5,570
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		6,755	7,178
University of California Revenue	4.000%	5/15/35		5,000	5,368
University of California Revenue	5.000%	5/15/35		10,045	12,031
University of California Revenue	5.250%	5/15/37		3,000	3,450
University of California Revenue	5.000%	5/15/38		20,000	22,248
University of California Revenue	5.250%	5/15/38		10,000	11,492
University of California Revenue	5.000%	5/15/44		4,000	4,477
University of California Revenue	5.000%	5/15/46		3,000	3,447
University of California Revenue	4.000%	5/15/47		9,000	9,594
University of California Revenue	5.000%	5/15/48		25,250	29,876
University of California Revenue	5.000%	5/15/49		1,460	1,750
University of California Revenue	5.000%	5/15/58		15,000	17,350
Victor Valley CA Community College District GO	6.000%	8/1/19	(Prere.)	12,000	12,134
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31		5,110	6,043
Walnut Valley CA Unified School District GO	4.000%	8/1/30		2,000	2,270
Walnut Valley CA Unified School District GO	4.000%	8/1/31		2,000	2,245
Washington Township CA Health Care District GO	5.500%	8/1/38		5,125	6,012
West Contra Costa CA Unified School District GO	5.000%	8/1/45		8,000	9,147
West Contra Costa CA Unified School District GO	5.000%	8/1/45		4,250	4,859
West Valley-Mission CA Community College District GO	4.000%	8/1/39		1,990	2,210
Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	5,365	5,689
Western Placer CA Unified School District GO	4.000%	8/1/43		4,050	4,274
Western Placer CA Unified School District GO	4.000%	8/1/47	(15)	5,000	5,299
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		10,500	11,538
					1,623,317
Colorado (1.8%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31		8,000	9,579
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30		1,050	1,159

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31		1,515	1,666
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/42		5,170	6,109
Boulder Valley CO School District GO	4.000%	12/1/30		4,910	5,527
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41		2,000	2,299
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	5.000%	12/1/38		1,000	1,152
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	4.000%	12/1/48		2,500	2,597
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43		4,750	5,474
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47		7,000	8,063
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31		4,000	4,204
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		5,000	5,365
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44	(4)	4,000	4,464
Denver CO City & County Airport Revenue	5.000%	11/15/43		8,000	8,839
Denver CO City & County Airport Revenue	5.000%	12/1/43		10,000	11,882
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		7,415	8,547
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		10,605	12,205
Douglas County CO School District GO	5.000%	12/15/31		5,000	6,205
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	20,775	18,831
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	9,700	8,325
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	6,520	4,609
Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/30		5,300	6,277
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31		4,470	4,895
Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		4,015	4,977
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/46		5,750	6,557
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		5,000	5,189
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		15,015	15,582
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36		4,440	5,228
Thornton CO COP	4.000%	12/1/39		7,305	7,888
University of Colorado COP	4.000%	11/1/30		12,675	13,602
University of Colorado Enterprise System Revenue	4.000%	6/1/34		4,280	4,731
University of Colorado Enterprise System Revenue	4.000%	6/1/38		10,000	10,903
University of Colorado Enterprise System Revenue	4.000%	6/1/39		5,500	5,985
					228,915
Connecticut (0.3%)
Connecticut GO	5.000%	4/15/28		5,000	6,074
Connecticut GO	5.000%	10/15/31		1,850	2,012
Connecticut GO	5.000%	4/15/39		1,650	1,946
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/42		10,000	10,744
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32		2,335	2,396
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		1,445	1,492
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31		7,500	8,264
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33		7,000	7,782
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,045	1,247
Hartford County CT Metropolitan District GO	5.000%	7/15/36		1,750	2,058
					44,015
Delaware (0.2%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/40		4,000	4,225
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/43		5,000	5,264
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/48		4,350	4,869
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55		8,940	9,979
University of Delaware Revenue	5.000%	11/1/32		1,990	2,216
University of Delaware Revenue	5.000%	11/1/33		1,000	1,111
					27,664
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/28		2,750	3,244
District of Columbia GO	5.000%	10/15/32		11,235	14,007
District of Columbia GO	4.000%	6/1/34		8,000	8,796
District of Columbia GO	5.000%	10/15/37		10,000	12,150
District of Columbia GO	5.000%	6/1/38		10,015	11,252
District of Columbia GO	5.000%	6/1/42		5,235	6,121
District of Columbia GO	5.000%	10/15/44		10,000	11,996
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33		9,235	10,580
District of Columbia Revenue (Catholic University of America)	5.000%	10/1/47		7,000	7,971
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29		3,580	4,203
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30		3,085	3,604
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		5,820	6,812
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		8,010	9,315
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37		10,000	10,921

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		7,500	7,952
	Washington DC Convention & Sports Authority Revenue	5.000%	10/1/30		5,025	6,069
						134,993
Florida (4.4%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44		10,075	10,980
	Broward County FL Airport System Revenue	5.375%	10/1/29		1,500	1,524
	Broward County FL Airport System Revenue	5.250%	10/1/38		6,000	6,692
	Broward County FL Port Facilities Revenue	6.000%	9/1/25		2,000	2,028
	Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/20	(Prere.)	17,500	18,399
	Clearwater FL Water & Sewer Revenue	5.250%	12/1/19	(Prere.)	5,000	5,107
	Collier County FL Special Obligation Revenue	5.000%	7/1/20	(Prere.)	3,000	3,119
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43		8,930	10,342
	Florida Board of Education Lottery Revenue	5.000%	7/1/26		6,750	8,199
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		15,995	17,453
	Florida Municipal Power Agency Revenue	6.250%	10/1/19	(Prere.)	2,000	2,038
	Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25		3,000	3,008
	Gainesville FL Utilities System Revenue	5.000%	10/1/33		6,015	7,238
	Gainesville FL Utilities System Revenue	5.000%	10/1/36		7,575	9,045
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/19	(Prere.)	10	10
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37		4,990	5,087
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/43		6,430	7,640
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		13,030	14,227
	Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19	(ETM)	1,920	1,947
	Hillsborough County FL School Board COP	5.000%	7/1/25		2,500	2,592
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,015	2,118
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37		4,500	4,512
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35		1,440	1,702
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36		1,000	1,176
	Jacksonville FL Transportation Revenue	5.000%	10/1/31		2,000	2,192
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		2,500	2,761
3	Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		6,000	6,427
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45		6,940	7,508
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44		5,000	5,456
	Miami Beach FL Parking Revenue	5.000%	9/1/31	(15)	1,635	1,897
	Miami Beach FL Parking Revenue	5.000%	9/1/40	(15)	1,850	2,120
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/31		1,015	1,181
	Miami Beach FL Stormwater Revenue	5.000%	9/1/47		5,000	5,440
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		4,830	5,281
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,000	6,513
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		10,000	10,855
	Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35	(4)	2,010	2,091
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/36	(4)	3,490	4,028
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/37	(4)	3,000	3,448
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19	(Prere.)	9,000	9,145
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/19	(Prere.)	4,720	4,801
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	4,110	4,325
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		2,000	2,087
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35		1,090	1,143
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/32		7,095	8,363
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		20,480	23,570
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36		885	1,021
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		10,000	10,285
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35		3,370	3,923
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36		3,775	4,375
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37		12,610	14,547
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		5,150	5,870
	Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		5,000	5,600
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		10,000	10,942
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		2,560	2,789
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32		11,860	12,954
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		7,575	8,263
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		4,575	5,026
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		13,555	14,875
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		6,940	7,344
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		2,090	2,211

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47		7,500	8,131
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32		1,500	1,676
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36	(4)	2,250	2,607
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38	(4)	2,335	2,691
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,125	2,287
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		6,000	5,207
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/42		7,540	6,514
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.000%	12/15/48		3,285	3,415
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.125%	12/15/53		2,355	2,446
	Putnam County FL Development Authority Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42		12,000	13,773
	Sarasota County FL Health Facilities Authority Revenue (Sunnyside Village Project)	5.000%	5/15/48		3,550	3,907
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/19	(Prere.)	10,000	10,065
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	17,282
	Sarasota County FL School Board COP	5.375%	7/1/19	(Prere.)	3,000	3,019
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/47		16,035	18,320
	St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	6.000%	8/1/20	(Prere.)	5,000	5,263
	St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19	(Prere.)	2,000	2,052
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44		3,000	3,257
	Tallahassee FL Energy System Revenue	5.000%	10/1/30		3,350	3,934
	Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,610	3,053
	Tallahassee FL Energy System Revenue	5.000%	10/1/32		2,250	2,628
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		5,265	6,120
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		6,860	7,517
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		1,000	1,096
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28		1,700	1,860
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29		2,050	2,241
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	8,028
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,550	5,273
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,525	1,674
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,600	1,756
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,750	1,921
	West Palm Beach FL Revenue	5.000%	10/1/37		10,655	12,331
	West Palm Beach FL Revenue	5.000%	10/1/40		11,000	12,661
						560,845
Georgia (2.2%)
	Atlanta GA Airport Revenue	5.000%	1/1/33		2,615	2,805
	Atlanta GA Airport Revenue	5.000%	1/1/33		5,000	5,364
	Atlanta GA Airport Revenue	5.000%	1/1/34		2,750	2,947
	Atlanta GA Airport Revenue	5.000%	1/1/34		5,000	5,358
	Atlanta GA Airport Revenue	5.000%	1/1/37		6,010	6,420
	Atlanta GA Development Authority Revenue	5.250%	7/1/40		2,500	2,878
	Atlanta GA Development Authority Revenue	5.250%	7/1/44		5,500	6,326
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		5,000	5,760
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32		3,275	3,537
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42		7,425	8,455
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47		6,510	7,389
	Dalton GA Combined Utilities Revenue	4.000%	3/1/34		750	805
	Dalton GA Combined Utilities Revenue	4.000%	3/1/35		1,000	1,071
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26	(14)	10,555	11,874
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		3,060	3,292
	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		15,000	16,905
	Forsyth County GA School District GO	5.000%	2/1/38		2,000	2,406
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31		1,865	2,024
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/42		5,000	5,178
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/45		5,000	5,652
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.500%	8/15/54		10,000	11,535
	Georgia GO	5.000%	7/1/21	(Prere.)	2,000	2,146
	Georgia GO	5.000%	7/1/23		1,435	1,630
	Georgia GO	5.000%	2/1/29		6,500	7,970
	Georgia GO	5.000%	2/1/30		11,420	13,919
	Georgia GO	5.000%	7/1/30		15,000	18,763
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30		4,265	4,668
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39		7,000	7,524

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/43		3,000	3,343
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/47		3,420	3,810
	Gwinnett County GA School District GO	5.000%	2/1/36		5,000	5,514
	Gwinnett County GA School District GO	5.000%	2/1/39		8,665	10,573
	Henry County GA School District GO	4.000%	8/1/30		5,000	5,622
	Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19	(Prere.)	4,500	4,537
	Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/19	(Prere.)	3,405	3,433
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25		15,000	17,798
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,458
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,515
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		2,000	2,278
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/49		5,000	6,255
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		12,000	14,083
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37		15,835	18,529
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,010	2,320
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,342
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32		1,500	1,516
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34		5,000	5,318
						287,845
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/31		3,190	3,491
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		1,165	1,211
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/33		1,315	1,480
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34		1,500	1,683
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35		1,040	1,164
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36		1,000	1,116
	Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,495
	Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,619
						14,259
Hawaii (1.1%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.500%	7/1/38		4,360	4,869
	Hawaii GO	4.000%	10/1/27		3,745	4,211
	Hawaii GO	5.000%	1/1/30		3,000	3,698
	Hawaii GO	4.000%	4/1/30		7,500	8,321
	Hawaii GO	4.000%	10/1/30		15,460	17,216
	Hawaii GO	4.000%	4/1/31		7,500	8,252
	Hawaii GO	4.000%	10/1/31		6,640	7,336
	Hawaii GO	5.000%	1/1/33		3,140	3,802
	Hawaii GO	4.000%	10/1/33		3,750	4,085
	Hawaii GO	5.000%	1/1/35		7,710	9,278
	Hawaii GO	5.000%	1/1/37		18,700	22,357
	Hawaii GO	5.000%	1/1/38		6,955	8,291
	Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,211
	Honolulu HI City & County GO	5.000%	10/1/32		6,840	7,975
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		9,610	10,655
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		10,000	11,419
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42		7,500	8,015
	University of Hawaii Revenue	6.000%	10/1/19	(Prere.)	2,500	2,546
						147,537
Idaho (0.3%)
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	6,981
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47		15,180	17,026
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/36		4,200	4,850
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/37		3,060	3,516
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,250	1,443
						33,816
Illinois (7.0%)
	Chicago IL Board of Education GO	5.500%	12/1/26	(14)	5,895	6,615
	Chicago IL Board of Education GO	0.000%	12/1/27	(14)	9,030	6,605
	Chicago IL Board of Education GO	5.500%	12/1/30	(2)	3,490	4,046
	Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	727
	Chicago IL Board of Education GO	5.000%	12/1/32	(4)	1,500	1,738
	Chicago IL Board of Education GO	5.000%	12/1/35	(4)	1,000	1,147
	Chicago IL Board of Education GO	5.250%	12/1/41		3,140	3,220
	Chicago IL Board of Education GO	5.000%	12/1/44		5,000	5,262
	Chicago IL Board of Education GO	5.000%	12/1/46		5,000	5,240
	Chicago IL Board of Education GO	5.000%	12/1/46		12,000	12,608

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL Board of Education GO	7.000%	12/1/46		1,815	2,197
Chicago IL GO	5.000%	1/1/26		2,390	2,603
Chicago IL GO	5.000%	1/1/34		8,000	8,422
Chicago IL GO	5.000%	1/1/38		2,000	2,119
Chicago IL GO	5.000%	1/1/39		3,735	3,993
Chicago IL GO	5.000%	1/1/40		9,625	10,262
Chicago IL GO	5.000%	1/1/44		2,645	2,805
Chicago IL GO	5.500%	1/1/49		2,500	2,758
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,500	8,057
Chicago IL Midway Airport Revenue	5.000%	1/1/35		7,800	8,616
Chicago IL Midway Airport Revenue	5.000%	1/1/36		2,000	2,206
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	3,000	3,242
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		26,870	30,856
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		5,615	6,377
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		5,000	5,814
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		7,000	7,967
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41		3,400	3,847
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42		12,000	13,987
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43		9,000	10,092
Chicago IL Park District GO	5.000%	1/1/36		4,000	4,166
Chicago IL Park District GO	5.000%	1/1/40		6,505	7,087
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	14,215	14,721
Chicago IL Sales Tax Revenue	5.000%	1/1/20	(Prere.)	4,265	4,359
Chicago IL Sales Tax Revenue	5.250%	1/1/22	(Prere.)	2,055	2,246
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		6,400	6,748
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		1,500	1,606
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,000	2,298
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44		9,750	10,451
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		2,500	2,729
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,500	8,187
Cook County IL Community College District GO	5.125%	12/1/38		4,250	4,412
Cook County IL Community College District GO	5.000%	12/1/47	(15)	7,500	8,336
Cook County IL Forest Preservation District GO	5.000%	12/15/32		1,000	1,058
Cook County IL Forest Preservation District GO	5.000%	12/15/37		2,500	2,627
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42		16,580	17,622
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22	(Prere.)	45	49
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34		7,705	8,295
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37		5,000	5,353
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42		17,895	19,102
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		5,000	5,405
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,622
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		20,000	22,280
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/19	(Prere.)	4,000	4,072
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19	(Prere.)	15,000	15,165
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34		5,000	5,663
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		3,250	3,354
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47		10,375	10,756
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36		1,000	1,109
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42		2,000	2,141
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		20,000	21,905
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19	(Prere.)	15,000	15,029
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,085	4,265
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32		3,080	3,221
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33		1,110	1,156
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34		2,800	2,900
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		665	683
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,352
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		5,000	5,463
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,281
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19	(Prere.)	2,775	2,843
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		1,825	1,866
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		5,000	5,610
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19	(Prere.)	16,000	16,242
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/20	(Prere.)	5,120	5,277
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/21	(Prere.)	3,000	3,247
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		790	844
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33		10,000	11,415
Illinois GO	5.000%	11/1/20		35,000	36,320
Illinois GO	5.000%	3/1/21		4,000	4,176
Illinois GO	5.000%	8/1/21		7,000	7,374
Illinois GO	5.000%	12/1/22		7,450	8,026

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	11/1/23		5,000	5,408
Illinois GO	5.000%	11/1/23		4,860	5,256
Illinois GO	5.000%	8/1/24		9,000	9,522
Illinois GO	5.000%	2/1/25		2,065	2,213
Illinois GO	5.500%	7/1/25		2,800	3,036
Illinois GO	5.000%	8/1/25		5,110	5,380
Illinois GO	5.000%	11/1/26		35,125	38,659
Illinois GO	5.000%	10/1/27		4,000	4,419
Illinois GO	5.000%	10/1/28		3,000	3,321
Illinois GO	5.000%	10/1/29		2,000	2,211
Illinois GO	5.250%	7/1/30		5,000	5,306
Illinois GO	5.000%	10/1/30		1,500	1,647
Illinois GO	5.250%	2/1/32		8,075	8,575
Illinois GO	5.250%	2/1/33	(4)	5,200	5,766
Illinois GO	5.500%	7/1/33	(4)	3,350	3,673
Illinois GO	5.000%	10/1/33		1,500	1,630
Illinois GO	4.000%	12/1/33		7,000	6,929
Illinois GO	5.250%	2/1/34	(4)	3,125	3,464
Illinois GO	5.000%	5/1/34		2,000	2,098
Illinois GO	4.250%	12/1/37		4,500	4,480
Illinois GO	5.500%	7/1/38		7,500	7,931
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20	(2)	5,830	6,141
Illinois Sports Facility Authority Revenue	5.500%	6/15/30	(2)	7,085	7,104
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		10,000	12,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		10,000	11,145
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		10,000	10,889
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		15,400	17,449
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		14,000	16,306
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/24	(14)	2,715	2,308
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/25	(14)	10,000	8,358
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	17,500	11,290
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	17,500	11,067
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	7,500	4,637
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	7,500	4,443
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	10,350	6,017
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	4,870	2,703
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	4,500	2,212
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		3,965	4,104
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	6,000	2,124
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51		21,500	5,079
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		1,000	1,088
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56		54,500	9,826
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		6,375	7,156
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	15,000	16,326
Springfield IL Water Revenue	5.000%	3/1/37		8,000	8,558
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31		3,000	3,180
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		115	121
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29		9,100	9,519
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32		16,500	9,800
					894,934
Indiana (1.4%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/29		1,295	1,580
Ball State University Student Fee Indiana Revenue	5.000%	7/1/30		890	1,073
Ball State University Student Fee Indiana Revenue	5.000%	7/1/31		400	479
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,215	10,813
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/38		3,000	3,410
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		13,000	14,403

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/19	(Prere.)	3,000	3,054
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41		12,815	14,354
	Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41		10,000	11,210
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		6,500	6,917
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30		1,100	1,181
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39		2,770	2,944
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32		6,130	7,235
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		12,610	14,879
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		8,760	10,328
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35		2,500	2,943
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37		7,000	7,651
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39		7,000	7,908
	Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41		11,335	13,021
	Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46		7,140	8,150
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		8,800	9,380
	Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32		1,000	1,166
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32		6,945	8,076
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33		5,575	6,466
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34		4,810	5,562
						174,183
Iowa (0.2%)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		1,210	1,218
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		15,000	16,161
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		6,240	6,687
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41		1,345	1,422
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47		5,000	5,273
						30,761
Kansas (0.4%)
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30		5,000	5,561
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		4,000	4,414
	Kansas Development Finance Authority Revenue	5.000%	5/1/29		2,275	2,524
	Kansas Development Finance Authority Revenue	5.000%	5/1/30		4,165	4,609
	Kansas Development Finance Authority Revenue	5.000%	5/1/31		4,975	5,494
	Kansas Development Finance Authority Revenue	5.000%	5/1/32		5,225	5,760
	Kansas Development Finance Authority Revenue	5.000%	5/1/33		1,610	1,775
	Kansas Development Finance Authority Revenue	5.000%	5/1/34		1,590	1,750
	Kansas Development Finance Authority Revenue	5.000%	4/1/35		16,585	18,221
						50,108
Kentucky (0.8%)
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		6,700	7,471
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/42		6,240	6,576
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		5,300	5,889
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		4,350	4,670
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		11,665	12,582
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	10,930
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	10,901
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	5.750%	7/1/49		11,900	12,976
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		5,000	5,480
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.450% coupon rate effective 7/1/2023	0.000%	7/1/34		2,000	2,048
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.750% coupon rate effective 7/1/2023	0.000%	7/1/43		10,000	10,084
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		13,020	14,642
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		1,065	1,134
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35		1,620	1,759
						107,142
Louisiana (0.9%)
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33		5,405	6,213
	East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34		5,290	6,073
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30	(4)	1,300	1,565

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32	(4)	1,500	1,787
Lafayette LA Communications System Revenue	5.000%	11/1/26	(4)	3,185	3,749
Lafayette LA Communications System Revenue	5.000%	11/1/28	(4)	1,280	1,490
Lafayette LA Utilities Revenue	4.000%	11/1/31	(4)	1,270	1,403
Lafayette LA Utilities Revenue	4.000%	11/1/32	(4)	1,500	1,648
Lafayette LA Utilities Revenue	4.000%	11/1/33	(4)	1,000	1,095
Lafayette LA Utilities Revenue	4.000%	11/1/34	(4)	1,175	1,275
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/30	(15)	13,065	15,725
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		4,250	4,703
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35		5,180	5,840
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	14,000	14,831
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/36		2,380	2,796
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/37		2,500	2,921
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/38		2,630	3,064
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		12,660	14,537
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		4,000	4,468
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29		3,000	3,341
Louisiana State University Revenue	5.000%	7/1/24		1,000	1,121
Louisiana State University Revenue	5.000%	7/1/25		505	565
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36	(4)	1,280	1,490
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37	(4)	1,360	1,577
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41	(4)	2,000	2,301
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		4,000	4,173
St. Tammany Parish LA Hospital Service District No. 1 Hospital Revenue	5.000%	7/1/48		5,000	5,700
					115,451
Maine (0.2%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38		4,010	4,425
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,587
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,020	3,458
Maine Health & Higher Educational Facilities Authority Revenue (Stephens Memorial Hospital Association)	5.000%	7/1/39		5,100	5,603
Maine Municipal Bond Bank Revenue	4.000%	11/1/34		1,650	1,821
Maine Turnpike Authority Revenue	4.000%	7/1/37		1,500	1,619
Maine Turnpike Authority Revenue	4.000%	7/1/38		1,850	1,992
					21,505
Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/26		1,155	1,333
Anne Arundel County MD GO	5.000%	10/1/31		3,615	4,330
Anne Arundel County MD GO	5.000%	10/1/31		2,075	2,485
Anne Arundel County MD GO	5.000%	10/1/32		3,615	4,317
Anne Arundel County MD GO	5.000%	10/1/32		2,125	2,538
Anne Arundel County MD GO	5.000%	10/1/33		3,615	4,305
Anne Arundel County MD GO	5.000%	10/1/33		2,090	2,489
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30		5,000	5,763
Baltimore MD Project Revenue	5.000%	7/1/38		5,000	5,601
Frederick County MD GO	5.000%	2/1/29		1,400	1,784
Frederick County MD GO	5.000%	2/1/30		2,685	3,459
Howard County MD GO	4.000%	2/15/33		8,200	9,073
Maryland Department of Transportation Revenue	4.000%	12/1/32		3,650	4,053
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22		4,000	4,076
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/35		2,000	2,305
Maryland GO	5.000%	3/15/25		4,715	5,588
Maryland GO	4.000%	8/1/25		5,325	6,032
Maryland GO	5.000%	8/1/25		15,310	18,305
Maryland GO	5.000%	8/1/25		3,280	3,922
Maryland GO	5.000%	3/15/27		20,050	24,790
Maryland GO	4.000%	6/1/29		25,000	27,453
Maryland GO	5.000%	3/15/31		20,000	24,703
Maryland GO	4.000%	3/15/33		25,020	28,211
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38		10,000	10,980
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	7.000%	7/1/22	(ETM)	7,330	8,188
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,354
Montgomery County MD GO	4.000%	12/1/34		15,000	16,032
Montgomery County MD GO	3.750%	11/1/38		16,500	17,310
Prince George MD Consolidated Public Improvement GO	5.000%	7/15/27		10,025	12,472

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Prince Georges County MD GO	5.000%	7/15/33		20,250	24,920
	Prince Georges County MD GO	5.000%	7/15/34		18,740	22,985
	Prince Georges County MD GO	5.000%	10/1/43		15,780	18,706
	University System of Maryland Revenue	5.000%	4/1/27		4,235	5,237
	University System of Maryland Revenue	5.000%	4/1/30		6,180	7,653
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/32		5,000	6,176
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32		14,725	16,385
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		9,205	9,913
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34		7,315	7,877
	Washington Suburban Sanitation District Maryland GO	4.000%	6/1/43		3,000	3,265
						392,368
Massachusetts (2.3%)
	Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21		3,860	4,136
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33		2,390	2,604
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,055	2,409
	Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		5,000	5,456
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		3,205	3,623
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/30		2,770	3,271
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		15,000	17,118
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		7,500	8,518
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		2,500	2,816
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		4,800	5,460
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/43		1,515	1,718
	Massachusetts Development Finance Agency Revenue (Emmanuel College)	4.000%	10/1/46		4,845	4,933
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		24,745	29,635
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		2,000	2,089
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		3,000	3,127
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		6,695	7,608
	Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		5,000	5,462
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/43		3,015	3,426
	Massachusetts GO	4.000%	9/1/31		12,500	13,801
	Massachusetts GO	4.000%	9/1/32		7,620	8,361
	Massachusetts GO	3.000%	11/1/35		3,000	2,999
	Massachusetts GO	5.000%	8/1/36		9,855	10,498
	Massachusetts GO	5.000%	1/1/38		5,200	6,199
	Massachusetts GO	5.000%	7/1/40		1,250	1,434
	Massachusetts GO	5.000%	11/1/42		4,500	5,288
	Massachusetts GO	4.000%	5/1/48		10,000	10,709
	Massachusetts GO	5.000%	9/1/48		15,000	17,699
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		10,100	11,077
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		8,800	9,657
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35		3,000	3,245
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,000	3,503
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,500	8,982
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	7,190	9,042
	Massachusetts Water Resources Authority Revenue	6.500%	7/15/19	(ETM)	1,335	1,348
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	193
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	820	880
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		9,725	11,587
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		5,640	6,720
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		2,000	2,376
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		1,145	1,405
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/34		4,000	4,883
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		3,500	4,250
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		4,500	4,806
	Springfield MA GO	3.000%	3/1/33	(4)	1,080	1,083
3	University of Massachusetts Building Authority Revenue	5.000%	5/1/35		2,000	2,460
3	University of Massachusetts Building Authority Revenue	5.000%	5/1/36		3,400	4,167
3	University of Massachusetts Building Authority Revenue	5.000%	5/1/37		3,200	3,906
3	University of Massachusetts Building Authority Revenue	5.000%	5/1/38		3,000	3,651
3	University of Massachusetts Building Authority Revenue	5.000%	5/1/39		2,000	2,427
	University of Massachusetts Building Authority Revenue	5.000%	11/1/39		3,000	3,278
						295,323
Michigan (2.9%)
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		1,000	1,083
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26	(4)	2,500	2,720
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	2,250	2,570
	East Lansing MI School District GO	5.000%	5/1/39		1,000	1,156
	East Lansing MI School District GO	5.000%	5/1/42		2,000	2,294
	Eastern Michigan University Revenue	5.000%	3/1/33	(15)	1,000	1,171

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Eastern Michigan University Revenue	5.000%	3/1/36	(15)	1,000	1,161
	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	10,000	10,644
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		20,000	22,568
	Jackson MI Public School District GO	5.000%	5/1/31		1,000	1,205
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		17,330	19,277
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/41		3,300	3,739
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/45		3,000	3,399
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42		10,840	11,430
	Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37		3,875	4,159
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42		8,320	9,651
	Michigan Building Authority Revenue	5.000%	4/15/29		3,070	3,608
	Michigan Building Authority Revenue	5.000%	10/15/29		1,560	1,754
	Michigan Building Authority Revenue	5.000%	4/15/31		12,020	14,058
	Michigan Building Authority Revenue	5.000%	4/15/38		2,015	2,324
	Michigan Building Authority Revenue	5.000%	4/15/41		1,975	2,267
	Michigan Building Authority Revenue	5.000%	10/15/45		4,900	5,623
	Michigan Building Authority Revenue	5.250%	10/15/47		2,000	2,244
	Michigan Building Authority Revenue	5.000%	10/15/51		8,000	9,084
	Michigan Finance Authority Revenue	5.000%	10/1/39		13,195	14,849
	Michigan Finance Authority Revenue	5.000%	11/1/43		6,000	7,028
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		500	585
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	3,000	3,505
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,000	1,160
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		5,000	5,620
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(14)	2,210	2,491
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		7,500	8,396
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	(14)	1,165	1,308
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		3,670	3,926
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,000	4,552
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38		13,500	15,099
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39		6,000	6,644
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/27		10,060	12,239
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/27		2,350	2,927
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32		4,395	5,431
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,530
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,173
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/47		4,000	4,321
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,792
	Michigan GO	4.000%	5/1/29		17,425	19,783
	Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19	(Prere.)	5,000	5,110
	Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19	(Prere.)	9,000	9,033
	Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48		2,300	2,444
	Michigan State University Revenue	5.000%	8/15/27		1,060	1,192
	Michigan State University Revenue	4.000%	2/15/44		5,000	5,358
	Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42		4,765	5,053
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40		5,500	6,316
3	Rochester MI Community School District GO	3.000%	5/1/33		1,000	1,007
	Rockford MI Public Schools GO	5.000%	5/1/44		1,225	1,394
	Royal Oak MI GO	5.000%	4/1/43		2,600	3,047
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19	(Prere.)	8,000	8,085
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39		8,245	9,080
3	Southfield MI GO	3.000%	5/1/33		1,000	1,007
	University of Michigan Revenue	5.000%	4/1/33		2,000	2,494
	University of Michigan Revenue	5.000%	4/1/34		1,000	1,242
	University of Michigan Revenue	5.000%	4/1/35		3,520	4,359
	University of Michigan Revenue	5.000%	4/1/36		2,500	3,085
	Wayne County MI Airport Authority Revenue	5.000%	12/1/42		2,520	2,927
	Wayne County MI Airport Authority Revenue	5.000%	12/1/45		5,000	5,667
	Wayne County MI Airport Authority Revenue	5.000%	12/1/47		3,500	4,050
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	(15)	3,000	3,377
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40		2,890	3,290
	Wayne State University Michigan Revenue	5.000%	11/15/35		1,100	1,249
	Wayne State University Michigan Revenue	5.000%	11/15/38		2,220	2,503
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/27		3,675	4,403
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/28		3,705	4,425
						370,745
Minnesota (1.5%)
	Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/43		5,000	5,291
	Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48		5,000	5,274
	Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/58		6,250	6,973

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		2,000	2,319
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27		1,200	1,315
Hastings MN Independent School District No. 200 GO	0.000%	2/1/29		3,515	2,719
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/48		5,000	5,252
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29		11,120	11,964
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30		11,505	12,360
Minnesota COP	5.000%	6/1/31		3,730	4,278
Minnesota GO	5.000%	8/1/24		1,180	1,375
Minnesota GO	5.000%	8/1/24		2,180	2,541
Minnesota GO	5.000%	10/1/24		7,650	8,953
Minnesota GO	5.000%	8/1/26		3,000	3,579
Minnesota GO	5.000%	8/1/31		7,235	8,993
Minnesota GO	5.000%	8/1/34		10,000	12,311
Minnesota GO	5.000%	8/1/34		18,000	21,028
Minnesota GO	5.000%	8/1/35		14,600	17,919
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/34		400	434
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/35		400	433
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/36		500	540
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/37		500	538
Prior Lake-Savage MN Independent School District No. 719 GO	0.000%	2/1/29		5,690	4,467
Rochester MN Electric Utility Revenue	5.000%	12/1/42		3,660	4,233
Rochester MN Electric Utility Revenue	5.000%	12/1/47		1,990	2,300
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33		5,000	6,579
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34		10,000	13,213
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35		2,500	3,308
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48		5,000	5,867
St. Cloud MN Health Care Revenue (CentraCare Health System)	4.000%	5/1/49		4,000	4,249
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/43		3,480	3,683
St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/47		5,000	5,726
University of Minnesota Revenue	5.000%	4/1/36		1,810	2,117
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/49		5,000	5,919
					198,050
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/28		1,730	2,026
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41		5,000	5,527
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/23	(Prere.)	2,500	2,870
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding Project)	5.000%	3/1/23	(Prere.)	14,490	16,307
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		4,750	5,127
					31,857
Missouri (1.3%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/44		4,670	5,123
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33		5,000	5,380
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		5,205	5,958
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		10,120	11,559
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35		1,520	1,674
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36		2,500	2,735
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37		1,250	1,358
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38		2,500	2,698
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29		2,755	3,184
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30		6,905	7,939
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		6,750	7,556
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39		3,150	3,464
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/31		4,310	5,225
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46		3,130	3,616
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45		1,500	1,585
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/48		12,500	14,322
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34		5,000	5,314
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39		5,000	5,181
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/40		5,515	5,793
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/42		5,000	5,153
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42		5,000	5,779
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49		10,000	10,468
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37		14,950	16,066
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30		8,245	10,067
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30		3,380	3,949

Long-Term Tax-Exempt Fund

Maturity	Face Amount	Market Value•
Coupon	Date	($000)	($000)
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,327
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,352
164,825
Montana (0.2%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	9/1/19	3,575	3,714
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,854
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,505	1,652
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,149
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	993
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/48	9,230	10,638
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,972
22,972
Multiple States (0.1%)
5	Freddie Mac ML-05	3.400%	1/25/36	4,000	4,153
Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.650%	5/1/19	7,855	7,855
12,008
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,218
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,848
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,087
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37	3,000	3,713
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,104
Douglas County NE GO	4.000%	12/15/29	2,000	2,314
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/34	1,000	1,165
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/35	2,000	2,326
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/37	1,000	1,156
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/45	2,500	2,725
Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/31	10,625	12,041
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36	1,010	1,207
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,557
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,382
62,843
Nevada (0.8%)
Clark County NV GO	4.000%	6/1/32	4,000	4,397
Clark County NV GO	4.000%	7/1/47	10,000	10,637
Clark County NV School District GO	4.000%	12/1/39	23,100	24,943
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/43	15,000	17,455
Las Vegas NV GO	4.000%	9/1/32	8,860	9,581
Las Vegas NV GO	4.000%	9/1/33	9,220	9,974
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,870	3,378
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,472
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/42	10,000	11,815
97,652
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/19	(Prere.)	2,400	2,426
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34	1,375	1,470
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42	7,955	8,468
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	8,000	8,684
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,116
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	711
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,107
23,982
New Jersey (3.0%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,461
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/43	(15)	2,000	2,116
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/48	(15)	2,500	2,637
New Jersey Economic Development Authority Revenue	5.000%	6/15/36	2,000	2,191
New Jersey Economic Development Authority Revenue	4.625%	6/15/48	10,000	10,452
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,247
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	9,000	10,910
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,533

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	(4)	1,760	2,048
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	(4)	2,250	2,404
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34		1,000	1,073
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	7,250	7,284
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29		7,335	7,957
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	4.000%	7/1/47		10,025	10,583
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/27		5,755	6,857
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/29		2,670	3,153
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		3,600	3,934
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		8,190	8,246
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		385	391
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		1,000	1,158
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		2,500	2,881
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		4,200	4,814
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,907
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,907
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		7,000	7,935
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		3,045	3,451
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,620	8,589
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,920	3,276
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		5,305	5,915
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,795	2,975
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		3,055	3,154
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		12,000	13,049
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29		1,925	2,048
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,390	2,506
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,695
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,300	7,935
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,812
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		10,000	10,489
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,745
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	8,500	9,416
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	5,000	4,100
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		2,000	2,117
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		12,000	9,096
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		7,400	8,037
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	17,000	10,555
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,795	11,926
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		12,000	14,269
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,000	5,918
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		17,150	18,671
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,000	10,652
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		3,420	3,654
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27		2,000	2,173
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,306
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		1,900	2,180
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		31,385	34,254
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		24,000	25,031
					384,073
New Mexico (0.4%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27		1,515	1,836
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,650	1,969
New Mexico Finance Authority Revenue	5.000%	6/15/30		1,500	1,862
New Mexico Finance Authority Revenue	5.000%	6/15/31		2,505	3,082
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/19	(Prere.)	6,500	6,555
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/33		6,705	7,227
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/34		9,860	10,593
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/42		12,025	12,935
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/44		10,100	11,318
					57,377

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York (13.6%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	6,000	6,205
Hempstead NY GO	4.000%	4/1/27	(4)	6,850	7,675
Hempstead NY GO	4.000%	4/1/30	(4)	7,720	8,473
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	17,785	19,102
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,945	11,685
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,000	2,358
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		2,000	2,241
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		3,250	3,731
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,000	18,850
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46		1,735	1,984
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,382
Nassau County NY GO	5.000%	7/1/27	(4)	1,610	1,984
Nassau County NY GO	5.000%	7/1/30	(4)	4,265	5,207
Nassau County NY GO	5.000%	7/1/32	(4)	2,740	3,308
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		3,000	3,217
New York City NY GO	5.000%	8/1/24		4,650	5,410
New York City NY GO	5.000%	8/1/31		5,000	5,344
New York City NY GO	5.000%	10/1/31		5,120	5,640
New York City NY GO	5.000%	3/1/32		5,000	5,551
New York City NY GO	4.000%	8/1/32		5,000	5,514
New York City NY GO	5.000%	8/1/32		5,000	5,352
New York City NY GO	5.000%	8/1/32		2,050	2,540
New York City NY GO	5.000%	10/1/32		5,260	5,787
New York City NY GO	5.000%	8/1/33		1,000	1,233
New York City NY GO	5.000%	4/1/34		7,000	8,473
New York City NY GO	5.000%	12/1/34		16,310	19,277
New York City NY GO	5.000%	8/1/35		1,500	1,603
New York City NY GO	5.000%	10/1/35		5,020	6,001
New York City NY GO	4.000%	8/1/36		7,640	8,296
New York City NY GO	5.000%	8/1/37		7,690	8,944
New York City NY GO	5.000%	10/1/37		5,000	5,939
New York City NY GO	5.000%	12/1/38		14,545	16,953
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		9,000	9,193
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20	(12)	8,400	8,268
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22	(12)	4,585	4,328
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24	(12)	9,670	8,706
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,000	10,732
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	13,775	14,783
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		6,580	7,032
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		8,000	9,406
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		9,000	10,015
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,500	3,824
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		4,150	4,726
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,000	5,690
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37		10,000	12,075
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		20,000	22,907
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		21,000	22,167
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43		1,500	1,589
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44		5,000	5,380
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		6,320	6,869
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		20,025	23,372
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		5,000	5,695
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/48		10,000	10,729
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		5,040	5,871
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		2,045	2,538
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,000	5,490
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		800	878
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		4,310	5,269
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		16,000	17,063
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,010	6,095
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,338
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,100	6,180
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		9,550	11,537
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		10,000	10,938
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		2,750	2,958
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		10,500	11,464
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		8,000	9,181
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		10,000	11,081
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		5,000	5,824

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		17,025	20,506
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		10,000	11,567
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		2,500	2,772
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,385
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		4,290	5,010
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		8,155	9,390
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		315	316
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		15,675	18,981
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		11,335	13,555
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		7,000	8,175
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		8,940	9,417
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		10,000	11,260
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36		10,000	10,833
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		8,000	8,772
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,735	5,271
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37		9,000	10,151
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		7,080	7,725
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37		6,050	6,612
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		7,135	8,130
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		4,500	4,992
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38		6,290	6,857
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		4,530	5,010
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39		15,875	16,607
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40		6,825	7,877
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41		23,000	26,161
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/41		5,000	5,442
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42		4,500	4,844
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		10,510	11,404
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42		10,015	10,802
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/43		5,000	5,390
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38		10,000	11,980
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		10,030	11,946
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	8,754
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,631
	New York Convention Center Development Corp. Revenue	0.000%	11/15/43		2,500	1,016
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		5,130	5,869
	New York Convention Center Development Corp. Revenue	0.000%	11/15/47		6,180	2,126
4	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		14,465	14,818
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		3,000	3,238
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		7,550	8,070
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		18,500	20,278
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		10,250	13,146
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	7,500	7,927
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	4,675	5,112
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,325	1,449
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	4,500	5,040
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	11,935	13,550
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,000	5,677
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		4,750	5,223
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		6,000	6,850
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		6,030	6,855
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31		10,000	11,721
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,400	5,950
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		11,105	12,607
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		5,000	5,465
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45		7,000	7,834
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		4,625	5,291
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	6,349
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		3,000	3,417
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	3,750	3,820
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,436
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	3,000	3,262
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,181
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28		10,250	11,377
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29		11,530	14,254
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		18,285	22,199
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		9,155	10,818
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		12,925	13,703
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	(Prere.)	3,000	3,262
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		10,035	11,069
	New York NY GO	3.500%	4/1/46		5,110	5,231

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue	5.000%	3/15/29		33,090	41,294
New York State Dormitory Authority Revenue	5.000%	3/15/30		10,010	12,491
New York State Dormitory Authority Revenue	5.000%	10/1/32		5,000	5,960
New York State Dormitory Authority Revenue	5.000%	10/1/33		3,000	3,564
New York State Dormitory Authority Revenue	5.000%	7/1/38		2,900	3,491
New York State Dormitory Authority Revenue	4.000%	3/15/48		29,000	31,058
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19	(ETM)	10	10
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27	(14)	10,000	11,939
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		2,300	2,516
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/38		6,365	7,787
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	(ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		26,330	29,232
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31		7,000	7,521
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,120	9,891
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	10,855
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		22,000	23,234
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36		10,000	10,896
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		10,000	11,816
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		2,250	2,437
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		10,000	11,689
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		7,500	8,473
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		20,000	22,749
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		20,000	21,481
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,000	5,256
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46		1,000	1,144
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		10,000	12,034
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		14,340	17,761
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		1,300	1,516
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		3,805	4,561
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		10,705	12,788
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		22,110	26,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	5,973
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39		18,000	21,097
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40		5,000	5,935
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		5,860	6,620
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		3,500	3,729
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43		5,000	5,553
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		6,265	6,833
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		5,025	6,001
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		11,170	12,444
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,835	6,638
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	11,131
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,967
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28		4,000	4,780
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		2,000	2,362
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		3,905	4,483
Port Authority of New York & New Jersey Revenue	5.250%	11/15/56		10,000	11,656
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		10,000	10,583
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		5,500	6,454
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		6,020	6,777
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21	(ETM)	3,700	3,856
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		6,710	8,086
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		7,000	8,256
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		14,500	17,266
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37		7,500	8,089
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37		19,000	22,162
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		9,835	10,800
					1,743,072
North Carolina (1.1%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/47		5,350	6,265
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28		1,500	1,769
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28		1,010	1,212
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30		1,000	1,190
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32		1,825	2,147
Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34		1,000	1,096
Charlotte NC Airport Revenue	5.000%	7/1/36		2,000	2,118

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/39		5,000	5,282
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/30		2,445	3,031
Fayetteville NC Public Works Commission Revenue	4.000%	3/1/31		2,655	2,994
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31		3,010	3,231
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55		3,000	3,411
North Carolina GAN	5.000%	3/1/28		20,020	23,284
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36		580	623
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29		3,025	3,134
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.375%	10/1/45		10,000	10,649
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/37		1,100	1,196
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/42		1,155	1,247
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/47		2,500	2,696
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31		12,000	14,036
North Carolina Turnpike Authority Revenue	5.000%	1/1/31		5,305	6,270
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		8,125	8,365
North Carolina Turnpike Authority Revenue	4.000%	1/1/41	(4)	10,000	10,565
University of North Carolina at Charlotte Revenue	4.000%	10/1/36		1,130	1,228
University of North Carolina at Charlotte Revenue	4.000%	10/1/37		1,105	1,195
University of North Carolina at Greensboro Revenue	4.000%	4/1/33		1,750	1,932
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46		5,000	5,664
Wake County NC GO	5.000%	3/1/25		850	1,007
Wake County NC Public Improvement GO	5.000%	3/1/25		7,950	9,418
Wake County NC Public Improvement GO	5.000%	4/1/25		1,850	2,196
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30		1,610	1,796
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31		1,500	1,666
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32		2,000	2,206
					144,119
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/48		4,000	4,368
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/53		5,000	5,432
					9,800
Ohio (3.5%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		18,000	20,376
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,463
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		1,300	1,382
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		2,250	2,396
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		3,750	3,979
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		7,600	8,031
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	4,000	4,360
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36		2,520	2,942
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		6,000	6,984
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/33		2,050	2,172
Brunswick OH City School District GO	5.250%	12/1/48		4,000	4,468
Brunswick OH City School District GO	5.250%	12/1/53		8,200	9,115
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		5,490	5,933
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,309
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	9,834
Cleveland OH Water Revenue	4.000%	1/1/31		1,355	1,460
Cleveland OH Water Revenue	4.000%	1/1/32		1,500	1,605
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33		3,510	3,910
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34		3,690	4,104
Columbus OH City School District GO	5.000%	12/1/42		8,000	9,258
Columbus OH GO	5.000%	4/1/31		18,005	22,329
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		14,500	15,822
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47		10,100	10,538
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		2,000	2,202
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		3,000	3,371
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		5,000	5,599
Cuyahoga OH Community College District GO	4.000%	12/1/34		3,000	3,259
Euclid OH City School District GO	4.750%	1/15/54		6,685	7,262
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29		2,235	2,511
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38		11,975	13,004
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		9,000	9,541

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,380	2,748
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		30,000	34,181
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32		4,700	5,120
	Highland OH Local School District GO	5.250%	12/1/54		3,000	3,332
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	1,875	2,030
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	1,155	1,258
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	2,135	2,325
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	3,220	3,566
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		3,395	3,562
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		7,250	8,141
	North Royalton OH City School District GO	4.000%	12/1/32		600	643
	Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49		5,000	5,644
	Ohio GO	5.000%	6/15/30		9,070	10,778
	Ohio GO	5.000%	2/1/32		10,000	11,773
	Ohio GO	5.000%	2/1/34		8,490	9,943
	Ohio GO	5.000%	2/1/36		9,885	11,521
	Ohio Higher Educational Facility Commission Revenue (College of Wooster Project)	5.000%	9/1/43		11,050	12,837
3	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		5,000	5,366
3	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46		13,695	14,657
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		1,750	1,841
	Ohio Infrastructure Improvement GO	5.000%	9/1/36		12,030	13,518
	Ohio Infrastructure Improvement GO	5.000%	9/1/37		9,650	10,827
	Ohio State University General Receipts Revenue	5.000%	6/1/38		7,000	7,748
	Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30		7,570	8,386
	Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31		19,600	21,507
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29		20,000	24,571
	Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,500	2,871
						454,213
Oklahoma (0.4%)
	Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34		2,000	2,166
3	Oklahoma City OK GO	4.000%	3/1/31		3,985	4,480
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38		5,500	6,402
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35		5,000	5,436
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/36		5,030	5,449
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/47		5,010	5,798
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		8,890	9,403
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/30		12,575	13,841
						52,975
Oregon (1.3%)
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/49		3,000	3,547
	Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33		1,400	1,545
	Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34		1,575	1,727
	Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39		6,000	6,442
	Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43		4,000	4,271
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33		1,000	1,060
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34		500	528
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35		1,000	1,052
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48		5,000	5,553
	Eugene OR Electric Utility System Revenue	4.000%	8/1/31		700	772
	Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/33		3,615	3,687
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26		2,225	2,640
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30		555	591
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		3,670	4,438
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		4,000	4,810
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37		6,185	7,328
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37		2,500	3,058
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/39		3,000	3,648
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		4,365	5,077
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/41		4,700	5,034
	Oregon GO	5.000%	5/1/26		1,410	1,713
	Oregon GO	5.000%	5/1/31		685	843
	Oregon GO	5.000%	5/1/31		1,000	1,190
	Oregon GO	5.000%	5/1/31		6,400	8,031
	Oregon GO	5.000%	6/1/31		645	795
	Oregon GO	5.000%	5/1/32		460	564
	Oregon GO	5.000%	5/1/32		3,000	3,556
	Oregon GO	5.000%	6/1/32		305	375
	Oregon GO	4.000%	8/1/32		3,000	3,349
	Oregon GO	5.000%	5/1/33		280	342
	Oregon GO	5.000%	6/1/33		390	477
	Oregon GO	5.000%	5/1/34		1,280	1,559

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Oregon GO	5.000%	5/1/34		8,790	10,871
	Oregon GO	5.000%	6/1/34		500	610
	Oregon GO	5.000%	6/1/34		6,040	7,478
	Oregon GO	5.000%	6/1/35		500	608
	Oregon GO	5.000%	8/1/35		2,040	2,446
	Oregon GO	5.000%	5/1/36		1,000	1,209
	Oregon GO	5.000%	6/1/36		685	829
	Oregon GO	5.000%	5/1/37		700	843
	Oregon GO	5.000%	6/1/37		1,560	1,881
	Oregon GO	5.000%	5/1/38		650	780
	Oregon GO	5.000%	5/1/44		4,720	5,705
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		3,000	3,468
	Portland OR Sewer System Revenue	4.500%	5/1/32		9,475	10,773
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/43		750	843
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/48		1,000	1,121
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/53		2,500	2,791
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		5,000	5,622
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29		5,020	6,101
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30		4,760	5,747
	Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22		5,825	5,873
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/33		2,850	3,412
						168,613
Pennsylvania (5.3%)
2	Allegheny County PA GO	5.000%	11/1/28		5,410	6,513
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		5,000	5,200
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		16,000	18,237
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		8,000	8,562
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		3,000	3,495
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		3,500	3,707
	Altoona PA Area School District GO	5.000%	12/1/39	(15)	2,000	2,251
	Altoona PA Area School District GO	5.000%	12/1/45	(15)	1,500	1,678
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,815	2,077
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,500	2,852
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		7,500	8,430
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32		3,000	3,263
	Cheltenham Township PA School District GO	5.000%	3/15/41		15,210	17,092
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/32		1,490	1,785
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/36		1,800	1,949
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		6,000	6,378
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		4,005	4,555
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,201
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		6,000	7,018
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	2,625	2,792
	Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30		1,905	2,110
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31		825	958
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32		920	1,067
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33		2,625	3,036
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34		2,000	2,307
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35		2,160	2,486
	Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	4,325	4,509
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		5,600	6,428
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		5,000	5,262
	Haverford PA GO	3.600%	6/1/43		3,355	3,450
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36		2,000	2,272
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27		3,155	3,821
	Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		4,000	4,160
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32		2,625	3,106
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33		2,000	2,357
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		5,000	5,462
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,390	2,707
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	3,000	3,398

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		3,100	3,329
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		6,140	6,532
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		5,015	5,354
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		12,000	12,550
	Pennsylvania COP	5.000%	7/1/43		2,000	2,273
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30		13,955	15,860
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34		3,000	3,356
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35		6,660	7,192
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38		12,000	13,146
2	Pennsylvania GO	4.000%	8/15/28	(4)	15,000	16,731
	Pennsylvania GO	4.000%	3/1/33	(4)	10,000	11,007
	Pennsylvania GO	4.000%	3/1/34	(4)	10,000	10,970
	Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38		4,500	5,179
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,000	1,059
	Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		5,160	5,343
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,100	3,350
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		3,000	3,232
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		1,500	1,615
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		1,500	1,614
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		2,000	2,221
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		18,000	20,147
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/32		2,750	3,014
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/33		1,555	1,700
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		2,850	3,385
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40		8,000	9,058
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		4,790	4,864
	Pennsylvania State University Revenue	5.000%	9/1/27		830	1,009
	Pennsylvania State University Revenue	5.000%	9/1/28		1,000	1,183
	Pennsylvania State University Revenue	5.000%	9/1/28		3,000	3,548
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	9,015	10,527
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	7,255	8,472
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42		1,000	1,068
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		5,000	5,338
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		5,100	5,878
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	1,085	1,088
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	4,915	4,928
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	15,990	16,305
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	6,000	6,455
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		11,325	13,295
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,555	8,839
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,815	2,124
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		4,235	4,918
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	(4)	13,000	15,298
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,200	10,425
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		11,670	12,387
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,050	5,827
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		14,955	17,020
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,270	13,768
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,025	5,619
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	7,197
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,400	18,273
	Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41		11,450	4,798
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		12,000	13,358
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		3,500	3,952
1	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,500	3,467
1	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		6,000	5,948
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45		6,035	6,717
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/37		5,000	5,393
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47		6,150	6,405
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,115	1,301
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,150	1,338
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,700	1,971

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,600	1,849
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		3,700	4,237
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		7,000	7,988
Philadelphia PA GO	5.000%	8/1/29		5,735	6,578
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,000	3,227
Philadelphia PA School District GO	5.000%	9/1/25	(15)	5,500	6,395
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		10,500	11,675
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	10,000	11,541
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	2,500	2,888
Upper St. Clair Township PA School District GO	3.250%	10/1/35		5,000	5,063
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	3,000	3,410
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	4,210	4,786
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	3,355	3,816
York County PA GO	4.000%	3/1/35		3,000	3,254
					675,156
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		1,000	840
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		4,814	3,609
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		10,431	6,982
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		2,348	1,400
					12,831
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	7,355	7,992
Rhode Island & Providence Plantations GO	5.500%	8/1/21	(Prere.)	2,520	2,739
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40		350	360
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35		10,000	10,724
					21,815
South Carolina (1.6%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43		5,000	5,528
Charleston County SC GO	4.000%	11/1/30		5,715	6,485
Charleston County SC GO	4.000%	11/1/31		6,110	6,863
Charleston County SC GO	4.000%	11/1/32		6,520	7,283
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29		2,500	2,903
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/30		1,000	1,081
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		1,400	1,493
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,165	1,310
North Charleston SC Revenue	5.000%	10/1/40		7,000	7,852
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		20,000	21,689
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,778
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/30		1,500	1,724
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38		5,305	5,846
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		12,600	14,088
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		8,000	8,377
South Carolina Public Service Authority Revenue	5.000%	12/1/26		2,500	2,681
South Carolina Public Service Authority Revenue	5.000%	12/1/31		5,000	5,616
South Carolina Public Service Authority Revenue	5.000%	12/1/33		2,500	2,889
South Carolina Public Service Authority Revenue	5.000%	12/1/33		5,010	5,744
South Carolina Public Service Authority Revenue	5.000%	12/1/38		10,085	10,996
South Carolina Public Service Authority Revenue	5.000%	12/1/39		4,325	4,777
South Carolina Public Service Authority Revenue	5.000%	12/1/43		1,085	1,149
South Carolina Public Service Authority Revenue	5.125%	12/1/43		1,715	1,871
South Carolina Public Service Authority Revenue	5.000%	12/1/50		5,935	6,564
South Carolina Public Service Authority Revenue	5.500%	12/1/54		10,000	11,105
South Carolina Public Service Authority Revenue	5.250%	12/1/55		10,500	11,788
South Carolina Public Service Authority Revenue	5.000%	12/1/56		12,500	14,014
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30		1,870	2,263
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31		2,045	2,459
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32		2,145	2,567
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34		865	1,028
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40		9,075	10,619
York County SC School District GO (Fort Mill School District No. 4)	3.000%	3/1/31		5,380	5,522
					206,952
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34		9,710	10,344
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35		3,020	3,427

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,045	10,889
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45		1,000	1,103
					25,763
Tennessee (1.7%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45		14,005	15,054
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/41		3,000	3,405
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/36		2,545	2,818
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/36		2,500	2,790
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/47		11,315	12,472
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		10,000	11,875
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28		5,630	6,582
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		7,000	7,840
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Lipscomb University Project)	5.250%	10/1/58		2,500	2,876
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/46		6,000	6,701
Metropolitan Government of Nashville & Davidson County TN Health and Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/48		5,000	5,625
Shelby County TN GO	3.125%	4/1/32		4,000	4,126
Shelby County TN GO	3.125%	4/1/33		4,000	4,104
Sumner County TN School & Public Improvement GO	5.000%	12/1/26		3,030	3,719
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		40,000	45,731
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		760	788
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,025	1,116
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		9,905	10,789
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		3,735	4,152
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		6,185	6,996
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,160	2,530
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		19,950	23,167
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/19		15,000	16,246
Tennessee GO	5.000%	9/1/29		2,500	2,902
Tennessee GO	5.000%	8/1/30		1,345	1,587
Tennessee GO	5.000%	9/1/34		700	802
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		515	531
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38		1,235	1,263
Washington County TN GO	4.000%	6/1/29		3,260	3,665
					212,252
Texas (7.9%)
Arlington TX Independent School District GO	4.000%	2/15/30		2,000	2,204
Arlington TX Special Tax Revenue	5.000%	2/15/41	(15)	6,000	6,659
Arlington TX Special Tax Revenue	5.000%	2/15/48	(4)	7,600	8,799
Arlington TX Special Tax Revenue	5.000%	2/15/48	(15)	15,000	16,132
Austin TX Airport System Revenue	5.000%	11/15/41		6,725	7,759
Austin TX Airport System Revenue	5.000%	11/15/46		11,010	12,661
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29		3,315	3,871
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		7,140	8,316
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		600	710
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/32		1,000	1,087
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		485	525
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/36		755	877
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/37		525	607
Austin TX GO	5.000%	9/1/32		1,300	1,493
Austin TX Independent School District GO	5.000%	8/1/26		1,425	1,689
Austin TX Independent School District GO	5.000%	8/1/32		5,215	6,404
Austin TX Water & Wastewater System Revenue	5.000%	11/15/28		3,155	3,890
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29		5,195	6,365
Belton TX Independent School District GO	5.000%	2/15/36		2,500	2,929
Belton TX Independent School District GO	5.000%	2/15/42		7,500	8,707
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,260	4,537
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,000	1,073
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21	(Prere.)	2,000	2,163
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		6,000	6,652
Clear Creek TX Independent School District GO	5.000%	2/15/30		10,000	11,612
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,000	3,182
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28		5,000	6,145
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,950	10,282
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		3,580	4,089
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28	(12)	2,125	2,143

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		5,825	6,596
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37		5,000	5,420
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		6,445	6,978
	Denton TX Independent School District GO	5.000%	8/15/45		12,000	13,588
	El Paso County TX Community College District Revenue	5.000%	4/1/42	(4)	5,000	5,681
	El Paso TX GO	5.000%	8/15/27		3,625	4,356
	El Paso TX Independent School District GO	4.000%	8/15/33		2,500	2,747
	El Paso TX Independent School District GO	5.000%	8/15/42		10,000	11,483
	El Paso TX Water & Sewer Revenue	5.000%	3/1/30		3,545	4,249
	El Paso TX Water & Sewer Revenue	5.000%	3/1/31		1,120	1,329
	El Paso TX Water & Sewer Revenue	4.000%	3/1/35		1,750	1,918
	Friendswood TX Independent School District GO	4.000%	2/15/32		3,630	3,974
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		12,000	13,371
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/35		21,495	21,849
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/36		8,510	8,615
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/35		8,240	8,945
	Harris County TX GO	5.000%	10/1/26		3,000	3,578
	Harris County TX Sports Authority Revenue	5.000%	11/15/27	(4)	2,150	2,462
	Harris County TX Sports Authority Revenue	5.000%	11/15/28		1,465	1,653
	Harris County TX Sports Authority Revenue	5.000%	11/15/30		2,790	3,133
	Hays County TX GO	4.000%	2/15/31		2,265	2,491
	Hays County TX GO	4.000%	2/15/32		3,820	4,172
	Hays County TX GO	4.000%	2/15/32		3,135	3,463
	Hays County TX GO	4.000%	2/15/33		865	948
	Hays County TX GO	4.000%	2/15/33		3,320	3,639
	Hays County TX GO	5.000%	2/15/42		4,000	4,610
	Houston TX Airport System Revenue	5.000%	7/1/32		3,000	3,266
	Houston TX Airport System Revenue	5.000%	7/1/38		6,765	8,053
	Houston TX Community College System GO	5.000%	2/15/32		2,920	3,224
	Houston TX GO	5.000%	3/1/27		13,350	15,918
	Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	5,000	5,275
	Houston TX Utility System Revenue	5.000%	5/15/28		3,105	3,565
	Houston TX Utility System Revenue	5.000%	11/15/32		28,450	33,700
	Houston TX Utility System Revenue	5.000%	11/15/36		3,000	3,516
	Humble TX Independent School District GO	4.000%	2/15/28		10,290	11,380
	Lake Travis TX Independent School District GO	4.000%	2/15/33		1,000	1,101
	Lake Travis TX Independent School District GO	4.000%	2/15/34		1,000	1,096
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/30		10,000	10,985
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/31		5,000	5,462
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/32		6,835	7,436
	Laredo TX Community College District GO	5.000%	8/1/30		2,015	2,295
	Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,697
	Lone Star College System Texas GO	4.000%	2/15/29		1,150	1,270
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	20	20
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	205
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	10
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	5	5
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,147
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30		5,070	5,766
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		3,460	3,926
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40		5,540	6,276
	Lubbock TX GO	4.000%	2/15/30		1,250	1,379
	Mansfield TX Independent School District GO	5.000%	2/15/45		5,000	5,646
	Marble Falls TX Independent School District GO	5.000%	8/15/26		730	888
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power & Light Co. Project)	6.300%	11/1/29		7,500	7,702
	Missouri City TX GO	4.000%	6/15/32		1,085	1,185
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/48		10,350	11,278
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/47		5,040	5,806
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46		4,870	5,083
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43		1,600	1,697

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49		1,600	1,692
New Hope TX Cultural Education Facilities Finance Corp. Revenue (CHF-Collegiate Housing Denton LLC)	5.000%	7/1/58	(4)	1,000	1,106
New Hope TX Cultural Education Facilities Finance Corp. Revenue (Collegiate Housing Denton, LLC Texas Woman’s University Housing Project)	5.000%	7/1/58	(4)	3,670	4,058
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		5,000	5,508
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	12,500	13,376
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,000	2,150
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	9,000	9,673
North Texas Tollway Authority System Revenue	6.000%	9/1/21	(Prere.)	2,500	2,744
North Texas Tollway Authority System Revenue	6.250%	2/1/23		10,000	10,315
North Texas Tollway Authority System Revenue	5.000%	1/1/30		10,000	11,485
North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,000	3,420
North Texas Tollway Authority System Revenue	5.000%	1/1/33		13,675	14,696
North Texas Tollway Authority System Revenue	5.000%	1/1/34		14,355	15,417
North Texas Tollway Authority System Revenue	5.000%	1/1/38		5,900	6,461
North Texas Tollway Authority System Revenue	5.000%	1/1/39		5,000	5,881
North Texas Tollway Authority System Revenue	5.000%	1/1/39		6,500	7,527
North Texas Tollway Authority System Revenue	5.000%	1/1/43		10,515	12,262
North Texas Tollway Authority System Revenue	5.000%	1/1/43		23,900	27,390
North Texas Tollway Authority System Revenue	5.000%	1/1/48		15,110	17,202
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23		1,000	1,103
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24		4,325	4,762
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25		4,520	4,977
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26		2,250	2,475
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27		1,845	2,028
Pasadena TX GO	4.000%	2/15/32		1,500	1,624
Round Rock TX Independent School District GO	4.000%	8/1/30		3,130	3,452
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		5,620	6,151
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		6,200	6,937
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38		3,500	3,866
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		5,000	5,794
San Antonio TX GO	4.000%	8/1/31		6,305	7,106
San Antonio TX GO	4.000%	8/1/32		7,360	8,244
San Antonio TX GO	4.000%	8/1/33		8,710	9,685
San Jacinto TX Community College District GO	5.000%	2/15/29		3,860	4,571
San Jacinto TX Community College District GO	5.000%	2/15/30		4,055	4,782
San Jacinto TX Community College District GO	5.000%	2/15/31		2,250	2,633
San Jacinto TX Community College District GO	5.000%	2/15/32		2,000	2,332
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/37		4,500	5,146
Texas GO	4.000%	5/15/32		2,250	2,440
Texas GO	5.000%	10/1/44		10,205	11,523
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		650	683
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,550	1,753
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		6,680	7,714
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,665	3,140
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		2,740	3,003
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		1,490	1,787
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		5,000	5,440
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		4,000	4,152
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		9,060	9,349
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		29,910	31,610
Texas State University System Financing System Revenue	5.000%	3/15/38		3,340	3,697
Texas State University System Financing System Revenue	5.000%	3/15/42		2,000	2,112
Texas Transportation Commission Revenue	5.000%	8/15/41		3,815	4,087
Texas Transportation Commission Revenue	5.000%	8/1/57		5,750	6,502
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		7,250	8,076
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		6,450	7,218
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(ETM)	555	477
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(2)	9,445	7,932
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(ETM)	50	40
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(2)	29,955	23,514
Texas Water Development Board Revenue	5.000%	4/15/29		3,010	3,720
Texas Water Development Board Revenue	5.000%	10/15/30		10,040	11,885

Long-Term Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	4.000%	10/15/32		5,010	5,610
Texas Water Development Board Revenue	4.000%	10/15/33		12,000	13,467
Texas Water Development Board Revenue	4.000%	10/15/34		13,000	14,540
United TX Independent School District GO	5.000%	8/15/28		2,355	2,777
United TX Independent School District GO	5.000%	8/15/29		2,535	2,979
University of Houston Texas Revenue	4.000%	2/15/30		4,610	5,043
University of Houston Texas Revenue	4.000%	2/15/37		16,205	17,374
University of North Texas Revenue	5.000%	4/15/33		3,200	3,675
University of North Texas Revenue	5.000%	4/15/34		3,000	3,436
University of North Texas Revenue	5.000%	4/15/36		3,000	3,418
Ysleta TX Independent School District GO	5.000%	8/15/41		7,065	8,116
Ysleta TX Independent School District GO	5.000%	8/15/45		10,905	12,497
Ysleta TX Independent School District GO	5.000%	8/15/47		10,000	11,554
					1,012,439
Utah (0.5%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42		5,000	5,822
University of Utah Revenue	4.000%	8/1/33		1,000	1,105
University of Utah Revenue	4.000%	8/1/33		2,125	2,348
University of Utah Revenue	4.000%	8/1/34		1,175	1,293
University of Utah Revenue	4.000%	8/1/35		1,000	1,099
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38		720	821
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43		1,150	1,302
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48		1,200	1,353
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	18,941
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		6,215	6,828
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		17,325	19,922
					60,834
Virginia (1.5%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41	(4)	5,000	5,779
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		5,000	5,567
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32		1,800	2,069
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34		1,145	1,312
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/31		3,810	4,184
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32		11,190	12,228
Fairfax County VA GO	5.000%	10/1/29		11,190	13,799
Fairfax County VA GO	5.000%	10/1/32		1,985	2,358
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	5.500%	5/15/19	(Prere.)	3,530	3,535
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	5.500%	5/15/19	(Prere.)	6,470	6,479
Fairfax County VA Public Improvement GO	5.000%	10/1/36		10,330	12,805
Fairfax County VA Sewer Revenue	4.000%	7/15/32		2,515	2,802
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/55		10,000	10,712
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/38		1,725	2,041
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/20	(Prere.)	3,500	3,680
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/42		695	744
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/48		1,250	1,335
Loudoun County VA GO	4.000%	12/1/32		6,900	7,573
Loudoun County VA GO	4.000%	12/1/33		6,895	7,566
Richmond VA GO	3.375%	3/1/41		3,000	3,032
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28		1,640	1,784
University of Virginia Revenue	5.000%	6/1/37		8,000	8,910
University of Virginia Revenue	5.000%	4/1/45		5,000	5,756
Virginia Beach VA GO	5.000%	4/1/25		3,275	3,885
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	4,000	4,275
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	28,875	31,782
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,483
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,602
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		4,000	4,521
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/31		4,420	4,972
Virginia Public Building Authority Revenue	5.000%	8/1/32		9,370	11,577
					198,147
Washington (1.2%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41		13,535	15,757
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/42		2,075	2,427
Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/47		3,450	4,021

Long-Term Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	King County WA Sewer Revenue	4.000%	7/1/30		3,300	3,586
	King County WA Sewer Revenue	4.000%	7/1/31		3,320	3,588
	Port of Seattle WA Revenue	5.000%	8/1/29		10,500	11,473
	Port of Seattle WA Revenue	5.000%	6/1/30		2,000	2,067
	Port of Seattle WA Revenue	5.000%	4/1/31		3,260	3,719
	Port of Seattle WA Revenue	5.000%	4/1/32		3,425	3,899
	Port of Seattle WA Revenue	5.000%	3/1/33		4,380	4,968
	Port of Seattle WA Revenue	5.000%	4/1/34		3,665	4,154
	Port of Seattle WA Revenue	5.000%	3/1/35		3,240	3,662
	Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	2,000	2,127
	Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29		3,825	4,281
	Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40		5,000	5,699
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		9,065	9,087
	University of Washington Revenue	5.000%	7/1/34		2,000	2,176
	Washington GO	5.000%	2/1/35		10,000	10,764
	Washington GO	5.000%	8/1/35		2,000	2,130
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/33		2,315	2,755
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/34		3,880	4,596
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44		5,000	5,365
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		7,500	8,184
	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19	(Prere.)	12,000	12,200
	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40		2,215	2,301
	Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21	(Prere.)	6,500	7,095
	Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/35		3,000	3,345
	Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/36		2,500	2,775
	Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/37		2,400	2,656
	Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/48		2,400	2,473
	Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/53		2,245	2,306
	Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/48		4,500	4,931
						160,567
West Virginia (0.6%)
	Morgantown WV Combined Utility System Revenue	5.000%	12/1/41	(4)	7,000	8,014
	Morgantown WV Combined Utility System Revenue	5.000%	12/1/46	(4)	6,320	7,235
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34		7,595	8,260
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,629
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,500	6,568
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		20,000	22,187
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		2,500	2,570
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		2,500	2,812
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/29		3,000	3,700
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30		2,975	3,638
	West Virginia University Revenue	5.000%	10/1/36		5,985	6,355
	West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30		3,000	3,459
						77,427
Wisconsin (1.7%)
3	Monona Grove WI School District Building & Improvement GO	3.000%	5/1/34	(4)	2,195	2,206
3	Monona Grove WI School District Building & Improvement GO	3.000%	5/1/35	(4)	4,715	4,723
	Mount Pleasant WI Revenue (Village of Mount Pleasant)	5.000%	4/1/48		9,665	11,143
	Wisconsin GO	6.000%	5/1/19	(Prere.)	10,000	10,000
	Wisconsin GO	5.000%	5/1/31		8,635	10,080
	Wisconsin GO	5.000%	11/1/33		13,400	16,084
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/20	(Prere.)	6,785	7,045
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/35		1,440	1,548
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/36		1,600	1,716
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/37		5,000	5,338
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	2,270	2,377
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	3,880	4,062
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42		4,000	4,532
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/36		15,000	15,973

Long-Term Tax-Exempt Fund

Maturity	Face Amount	Market Value•
Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/39	5,000	5,288
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20	(Prere.)	12,110	12,563
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/42	10,000	10,525
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	6,085
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,801
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/42	20,690	22,144
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	7,023
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,566
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,077
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,156
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,476
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,667
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/34	5,630	5,921
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/35	5,055	5,295
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	17,098
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/48	1,530	1,678
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/55	4,135	4,502
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	2,815	3,110
Wisconsin Transportation Revenue	5.000%	7/1/36	2,130	2,422
Wisconsin Transportation Revenue	5.000%	7/1/37	2,000	2,269
214,493
Total Tax-Exempt Municipal Bonds (Cost $11,772,261)	12,355,242

Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
6	Vanguard Municipal Cash Management Fund (Cost $410,443)	2.259%	4,104,112	410,452
Total Investments (99.5%) (Cost $12,182,704)	12,765,694

Amount
($000)
Other Assets and Liabilities (0.5%)
Other Assets	257,587
Liabilities	(193,967)
63,620
Net Assets (100%)	12,829,314

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	12,355,242
Affiliated Issuers	410,452
Total Investments in Securities	12,765,694
Investment in Vanguard	633
Receivables for Investment Securities Sold	87,350
Receivables for Accrued Income	157,163
Receivables for Capital Shares Issued	10,785
Variation Margin Receivable—Futures Contracts	521
Other Assets	1,135
Total Assets	13,023,281
Liabilities
Payables for Investment Securities Purchased	79,755
Payables for Capital Shares Redeemed	95,015
Payables for Distributions	11,304
Payables to Vanguard	7,182
Variation Margin Payable—Futures Contracts	711
Total Liabilities	193,967
Net Assets	12,829,314

Long-Term Tax-Exempt Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	12,234,851
Total Distributable Earnings (Loss)	594,463
Net Assets	12,829,314

Investor Shares–Net Assets
Applicable to 76,999,963 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	897,925
Net Asset Value Per Share–Investor Shares	$11.66

Admiral Shares–Net Assets
Applicable to 1,023,153,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,931,389
Net Asset Value Per Share–Admiral Shares	$11.66

• See Note A in Notes to Financial Statements.

1 Step bond.

2 Securities with a value of $3,603,000 have been segregated as initial margin for open futures contracts.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $38,825,000, representing 0.3% of net assets.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	5,132	1,093,156	2,733

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(1,705)	(210,861)	(1,424)
5-Year U.S. Treasury Note	June 2019	(1,571)	(181,671)	(649)
30-Year U.S. Treasury Bond	June 2019	(101)	(14,894)	165
Ultra 10-Year U.S. Treasury Note	June 2019	(51)	(6,721)	(8)
				(1,916)
				817

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1]	216,076
Total Income	216,076
Expenses
The Vanguard Group—Note B
Investment Advisory Services	897
Management and Administrative—Investor Shares	576
Management and Administrative—Admiral Shares	3,835
Marketing and Distribution—Investor Shares	57
Marketing and Distribution—Admiral Shares	304
Custodian Fees	20
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	56
Trustees’ Fees and Expenses	2
Total Expenses	5,772
Net Investment Income	210,304
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,999
Futures Contracts	1,158
Realized Net Gain (Loss)	13,157
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	529,292
Futures Contracts	344
Change in Unrealized Appreciation (Depreciation)	529,636
Net Increase (Decrease) in Net Assets Resulting from Operations	753,097

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,566,000, ($16,000), and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	210,304	405,011
Realized Net Gain (Loss)	13,157	10,202
Change in Unrealized Appreciation (Depreciation)	529,636	(478,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	753,097	(63,244)
Distributions
Net Investment Income
Investor Shares	(14,505)	(31,812)
Admiral Shares	(195,897)	(372,962)
Realized Capital Gain[1]
Investor Shares	(422)	(2,593)
Admiral Shares	(5,545)	(26,879)
Total Distributions	(216,369)	(434,246)
Capital Share Transactions
Investor Shares	6,589	(87,158)
Admiral Shares	607,046	1,335,938
Net Increase (Decrease) from Capital Share Transactions	613,635	1,248,780
Total Increase (Decrease)	1,150,363	751,290
Net Assets
Beginning of Period	11,678,951	10,927,661
End of Period	12,829,314	11,678,951

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $314,000 and $948,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.16	$11.65	$11.83	$11.64	$11.73	$11.14
Investment Operations
Net Investment Income	.193[1]	.393[1]	.403[1]	.418	.430	.450
Net Realized and Unrealized Gain (Loss) on Investments	.506	(.459)	(.143)	.206	(.063)	.590
Total from Investment Operations	.699	(.066)	.260	.624	.367	1.040
Distributions
Dividends from Net Investment Income	(.193)	(.393)	(.402)	(.418)	(.430)	(.450)
Distributions from Realized Capital Gains	(.006)	(.031)	(.038)	(.016)	(.027)	—
Total Distributions	(.199)	(.424)	(.440)	(.434)	(.457)	(.450)
Net Asset Value, End of Period	$11.66	$11.16	$11.65	$11.83	$11.64	$11.73

Total Return[2]	6.31%	-0.59%	2.31%	5.39%	3.19%	9.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$898	$853	$980	$1,007	$928	$958
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.44%	3.49%	3.52%	3.69%	3.95%
Portfolio Turnover Rate	16%	16%	19%	13%	18%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.16	$11.65	$11.83	$11.64	$11.73	$11.14
Investment Operations
Net Investment Income	.198[1]	.402[1]	.415[1]	.430	.439	.459
Net Realized and Unrealized Gain (Loss) on Investments	.506	(.459)	(.143)	.206	(.063)	.590
Total from Investment Operations	.704	(.057)	.272	.636	.376	1.049
Distributions
Dividends from Net Investment Income	(.198)	(.402)	(.414)	(.430)	(.439)	(.459)
Distributions from Realized Capital Gains	(.006)	(.031)	(.038)	(.016)	(.027)	—
Total Distributions	(.204)	(.433)	(.452)	(.446)	(.466)	(.459)
Net Asset Value, End of Period	$11.66	$11.16	$11.65	$11.83	$11.64	$11.73

Total Return[2]	6.35%	-0.51%	2.42%	5.50%	3.27%	9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,931	$10,825	$9,947	$9,238	$8,088	$7,480
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.49%	3.52%	3.59%	3.62%	3.77%	4.03%
Portfolio Turnover Rate	16%	16%	19%	13%	18%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 7% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $633,000, representing 0.00% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,355,242	—
Temporary Cash Investments	410,452	—	—
Futures Contracts—Assets[1]	521	—	—
Futures Contracts—Liabilities[1]	(711)	—	—
Total	410,262	12,355,242	—

1 Represents variation margin on the last day of the reporting period.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,184,615
Gross Unrealized Appreciation	585,998
Gross Unrealized Depreciation	(4,102)
Net Unrealized Appreciation (Depreciation)	581,896

Long-Term Tax-Exempt Fund

E.  During the six months ended April 30, 2019, the fund purchased $1,413,542,000 of investment securities and sold $952,468,000 of investment securities, other than temporary cash investments.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	107,727	9,423	145,879	12,720
Issued in Lieu of Cash Distributions	12,195	1,064	28,002	2,449
Redeemed	(113,333)	(9,979)	(261,039)	(22,829)
Net Increase (Decrease)—Investor Shares	6,589	508	(87,158)	(7,660)
Admiral Shares
Issued	1,756,734	154,251	3,112,340	272,703
Issued in Lieu of Cash Distributions	135,841	11,854	268,301	23,483
Redeemed	(1,285,529)	(113,183)	(2,044,703)	(179,726)
Net Increase (Decrease)—Admiral Shares	607,046	52,922	1,335,938	116,460

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Largest Area Concentrations

As of April 30, 2019

California	10.6%
Illinois	9.5
New York	8.5
Texas	6.5
Florida	6.3
New Jersey	6.2
Pennsylvania	6.0
Michigan	3.6
Colorado	2.6
Ohio	2.3
Top Ten	62.1%

The table shows the percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (94.8%)
Alabama (1.2%)
	Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	3,000	3,186
	Birmingham AL GO	5.000%	3/1/37		2,500	2,731
	Birmingham AL GO	5.000%	3/1/40		3,000	3,363
	Birmingham AL GO	5.000%	3/1/45		4,000	4,467
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		3,000	3,186
	Houston County AL Health Care Authority Revenue	5.000%	10/1/30		6,785	7,680
	Jefferson County AL Revenue	5.000%	9/15/26		3,200	3,814
	Jefferson County AL Revenue	5.000%	9/15/31		7,500	8,790
	Jefferson County AL Revenue	5.000%	9/15/35		2,750	3,179
	Jefferson County AL Sewer Revenue	6.000%	10/1/42		3,750	4,366
	Jefferson County AL Sewer Revenue	7.000%	10/1/51		34,230	41,318
	Jefferson County AL Sewer Revenue	6.500%	10/1/53		24,250	28,731
1	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/2023	0.000%	10/1/38	(4)	7,500	6,895
	Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36		2,820	3,090
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		4,000	4,317
2	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project)	4.500%	5/1/32		10,000	10,537
2	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project)	5.250%	5/1/44		35,000	37,494
						177,144
Alaska (0.1%)
	Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,105	6,544
	Anchorage AK Electric Utility Revenue	5.000%	12/1/35		5,000	5,637
	Anchorage AK Electric Utility Revenue	5.000%	12/1/36		5,000	5,627
	Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		445	445
						18,253
American Samoa (0.1%)
	American Samoa Economic Development Authority Revenue	6.500%	9/1/28		750	781
	American Samoa Economic Development Authority Revenue	6.625%	9/1/35		5,000	5,093
	American Samoa Economic Development Authority Revenue	7.125%	9/1/38		3,000	3,120
						8,994
Arizona (0.7%)
2	Arizona COP	5.000%	10/1/25		13,500	15,927
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34		8,250	8,832
	Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/39		1,325	1,417
	Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/49		1,675	1,771
	Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/39		400	425
	Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/49		700	734
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/36		2,195	2,304
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/40		2,500	2,597
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/45		1,000	1,032
	Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/53		6,370	6,545
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/33		250	266
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/38		750	785
	Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/48		2,430	2,509
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		1,000	1,173
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34		1,260	1,473
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		1,700	1,982
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		2,205	2,563
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33		5,925	6,754
	Pima County AZ Community College District Revenue	4.000%	7/1/37		1,000	1,088
	Pima County AZ Community College District Revenue	4.000%	7/1/38		1,000	1,085
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.125%	6/15/29		3,650	3,696
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/47		8,650	8,799
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		8,545	10,172
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		17,105	20,662
	University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19	(Prere.)	2,500	2,520
						107,111

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Arkansas (0.1%)
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24		1,600	1,811
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30		5,045	5,733
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,645	1,850
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,425	1,603
						10,997
California (10.6%)
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	1,000	682
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35	(4)	3,750	4,037
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	3,850	4,456
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	2,210	2,549
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	1,500	1,599
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		15,420	17,337
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		10,000	11,448
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/43	(4)	5,000	5,849
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	1,000	1,164
	California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		2,620	3,011
	California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/47		6,090	6,977
	California GO	5.000%	4/1/25		9,650	11,437
	California GO	5.000%	9/1/29		4,565	4,909
	California GO	5.000%	10/1/30		12,600	14,570
	California GO	5.000%	4/1/31		4,000	5,023
	California GO	5.000%	4/1/32		8,000	10,002
	California GO	6.000%	3/1/33		3,000	3,111
	California GO	5.000%	4/1/33		5,000	6,224
	California GO	5.000%	8/1/34		11,790	13,713
	California GO	4.000%	11/1/34		5,010	5,549
	California GO	5.000%	4/1/36		9,375	10,609
	California GO	5.000%	2/1/43		2,100	2,305
	California GO	5.000%	11/1/43		12,500	13,945
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19	(Prere.)	4,500	4,562
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		5,000	5,235
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		10,000	10,456
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19	(Prere.)	7,500	7,554
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47		5,050	5,746
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31		1,200	1,425
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37		2,625	3,040
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		5,250	6,017
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		5,500	6,282
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55		3,000	3,360
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	12,000	12,688
3	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		18,000	20,342
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,770	15,180
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/28		430	473
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/38		840	897
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/48		1,150	1,221
	California Municipal Finance Authority Revenue	5.000%	12/31/37		7,500	8,649
	California Municipal Finance Authority Revenue	5.000%	12/31/43		5,000	5,708
	California Municipal Finance Authority Revenue	4.000%	12/31/47	(4)	8,000	8,403
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35		2,000	2,117
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/26		360	430
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/27		435	528
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26		1,000	1,176
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27		1,000	1,192
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29		1,000	1,179
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		5,665	6,371
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,585
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		4,565	4,924
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47		3,900	4,286
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	3,585	3,770
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/31		1,000	1,195
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/33		1,010	1,194
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/35		1,000	1,173
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/36		1,000	1,168
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/43		6,620	7,626

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue	5.000%	10/1/26		120	146
	California Public Works Board Lease Revenue	5.000%	3/1/32		5,000	6,004
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		10,000	10,958
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		3,600	3,889
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		7,380	8,111
3	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	10,000	10,909
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31		10,305	11,481
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		9,035	9,913
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/30		1,000	1,073
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/48		1,000	1,045
	California School Finance Authority Charter School Revenue (Ednovate Obligated Group)	5.000%	6/1/56		1,000	1,038
	California State University Systemwide Revenue	4.000%	11/1/38		5,560	5,964
	California State University Systemwide Revenue	4.000%	11/1/45		2,750	2,910
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		2,000	2,143
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		9,200	9,889
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		4,500	5,192
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/39		2,550	2,783
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/49		4,200	4,533
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/52		1,450	1,559
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		18,930	20,456
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center Obligated Group)	5.250%	12/1/44		10,000	10,869
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/36		15,650	17,189
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/41		23,125	25,238
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/46		3,000	3,260
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/54		12,000	13,162
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		20,000	22,726
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/26		1,120	1,333
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46		2,650	2,996
	Castro Valley CA Unified School District GO	4.000%	8/1/46		6,290	6,696
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32		1,125	1,256
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35		585	651
	Desert Sands CA Unified School District GO	4.000%	8/1/44		3,000	3,205
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,865	3,955
	El Camino CA Healthcare District GO	4.000%	8/1/35		4,200	4,588
	El Camino CA Healthcare District GO	4.000%	8/1/36		6,000	6,534
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38	(15)	1,465	1,678
	Elk Grove CA Unified School District GO	4.000%	8/1/46		25,135	26,700
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		8,730	10,260
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		18,000	20,701
1	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		6,000	5,850
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	10,000	8,273
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,500	5,167
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		10,000	11,417
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		15,100	17,195
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/47		8,000	7,830
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	5,000	5,512
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,145
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	18,500	19,769
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	5,500	5,843
	Huntington Beach CA City School District GO	4.000%	8/1/48		2,700	2,886
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49		1,000	1,106
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57		7,285	8,030
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32		3,500	3,895
	Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35		2,350	2,611
	Long Beach CA Harbor Revenue	5.000%	5/15/30		2,000	2,311
	Long Beach CA Unified School District GO	5.000%	8/1/35		7,225	8,578
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		1,200	1,421
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		1,300	1,530
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31		2,250	2,768
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31		1,550	1,813
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32		1,070	1,247

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33		6,170	7,508
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34		2,500	2,682
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34		1,750	2,027
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,750	1,993
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,820	2,103
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36		1,500	1,597
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		6,000	6,753
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		10,000	11,390
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		1,355	1,557
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/48		15,000	17,927
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/49		4,985	5,974
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38		7,365	8,975
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44		11,200	13,483
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		8,275	9,078
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		6,345	6,914
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		2,575	2,783
	Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32		4,000	4,208
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/19	(Prere.)	4,315	4,330
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/19	(Prere.)	3,465	3,477
	Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,600	8,157
	Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36		750	810
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		9,425	9,975
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		5,510	8,120
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		4,300	4,657
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/37		5,000	3,500
	Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		1,100	1,170
	Oakland CA Unified School District GO	6.125%	8/1/19	(Prere.)	4,000	4,046
	Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	4,000	4,461
	Oakland CA Unified School District GO	5.500%	8/1/22	(Prere.)	3,000	3,388
	Oakland CA Unified School District GO	5.000%	8/1/32		1,000	1,140
	Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	8,805	5,611
1	Palomar Pomerado Health California GO, 7.000% coupon rate effective 8/1/2019	0.000%	8/1/38	(12)	10,740	14,210
	Palomar Pomerado Health California Revenue	5.000%	11/1/28		3,500	4,040
	Palomar Pomerado Health California Revenue	5.000%	11/1/29		4,605	5,289
	Palomar Pomerado Health California Revenue	5.000%	11/1/30		3,335	3,806
	Palomar Pomerado Health California Revenue	5.000%	11/1/31		2,485	2,804
	Peralta CA Community College District Revenue	4.000%	8/1/39		7,000	7,432
	Peralta CA Community College District Revenue	4.000%	8/1/39		5,000	5,308
	Pomona CA Unified School District GO	4.000%	8/1/45	(4)	3,640	3,840
	Pomona CA Unified School District GO	4.000%	8/1/48	(4)	6,550	6,896
	Port of Oakland CA Revenue	5.000%	5/1/29		10,000	10,867
	Port of Oakland CA Revenue	5.125%	5/1/30		2,000	2,119
	Port of Oakland CA Revenue	5.125%	5/1/31		2,000	2,116
	Poway CA Unified School District GO	0.000%	8/1/46		2,500	911
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(15)	3,700	4,374
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	(15)	2,465	2,906
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(15)	2,965	3,475
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	(14)	2,000	2,196
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	(14)	3,205	3,483
	Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	(14)	2,140	2,305
	Riverside CA Electric Revenue	5.000%	10/1/38		3,890	4,745
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		2,500	1,056
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		13,000	5,260
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		6,500	2,524
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	11,000	11,297
	Roseville CA Joint Union High School District GO	4.000%	8/1/45		10,000	10,639
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21		425	446
	Sacramento County CA Airport Revenue	5.000%	7/1/31		2,000	2,414
	Sacramento County CA Airport Revenue	5.000%	7/1/34		5,675	6,775
	Sacramento County CA Airport Revenue	5.000%	7/1/36		6,000	7,117
	Sacramento County CA Airport Revenue	5.000%	7/1/41		2,525	2,920
	Sacramento County CA Airport Revenue	5.000%	7/1/41		6,000	6,918
	San Bernardino County CA Medical Center COP	7.000%	8/1/20		12,180	12,998
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	29,560
	San Diego CA Community College District GO	5.250%	8/1/19	(Prere.)	5,500	5,552
	San Diego CA Tobacco Settlement Funding Corp. Revenue	4.000%	6/1/32		1,305	1,330
	San Diego CA Unified School District GO	0.000%	7/1/30		15,000	11,142

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	San Diego CA Unified School District GO	4.000%	7/1/47		15,220	16,270
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		1,000	1,192
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31		1,360	1,609
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,400	1,649
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,000	1,170
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		500	583
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		1,000	1,163
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		2,750	3,148
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/25		2,000	2,313
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/26		3,000	3,538
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		645	697
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/33		10,000	11,152
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		10,000	12,038
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/39		2,500	2,783
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		5,000	5,750
	San Francisco CA City & County International Airport Revenue	4.000%	5/1/49		7,000	7,430
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		26,745	31,451
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.625%	8/1/19	(Prere.)	2,000	2,025
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay South)	7.000%	2/1/21	(Prere.)	1,500	1,643
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	3.000%	8/1/21		6,000	6,086
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/23		2,000	1,691
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/26		3,000	2,184
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/31		6,000	3,386
4	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/43		9,000	2,759
	San Francisco CA County Transportation Authority Sales Tax Revenue	3.000%	2/1/34		1,675	1,697
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28		1,510	1,648
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30		1,000	1,084
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33		1,335	1,441
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	2,000	1,767
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	15,910	13,577
	San Jose CA Airport Revenue	5.000%	3/1/31		2,055	2,418
	San Jose CA Airport Revenue	5.000%	3/1/32		1,500	1,759
	San Jose CA Airport Revenue	5.000%	3/1/33		1,500	1,754
	San Jose CA Airport Revenue	5.000%	3/1/34		1,500	1,748
	San Jose CA Airport Revenue	5.000%	3/1/35		2,520	2,930
	San Jose CA Airport Revenue	5.000%	3/1/36		2,230	2,585
	San Jose CA Airport Revenue	5.000%	3/1/37		2,515	2,906
	San Jose CA Airport Revenue	4.000%	3/1/42	(15)	6,755	7,096
	San Jose CA Airport Revenue	5.000%	3/1/47		10,000	11,383
	San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42		2,000	2,119
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,424
	San Rafael CA Elementary School District GO	4.000%	8/1/47		5,000	5,384
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32		11,270	12,234
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20		1,700	1,776
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/31	(15)	1,000	1,095
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40		6,200	7,309
	Turlock CA Irrigation District Revenue	5.000%	1/1/20	(Prere.)	6,385	6,538
	Ukiah CA Unified School District GO	0.000%	8/1/31	(10)	9,245	6,493
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,459
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		12,500	13,283
	University of California Revenue	4.000%	5/15/34		5,000	5,335
	University of California Revenue	5.000%	5/15/43		12,500	14,894
	University of California Revenue	5.000%	5/15/46		2,425	2,786
	University of California Revenue	4.000%	5/15/47		20,000	21,319
	University of California Revenue	5.000%	5/15/49		1,500	1,798
	University of California Revenue	5.000%	5/15/58		15,000	17,350
	University of California Revenue	5.250%	5/15/58		8,000	9,572
	Victor Valley CA Community College District GO	6.000%	8/1/19	(Prere.)	8,000	8,089
	Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,800	2,933
	Washington Township CA Health Care District Revenue	4.000%	7/1/37		1,265	1,310
	Washington Township CA Health Care District Revenue	5.000%	7/1/42		2,800	3,128

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Washington Township CA Health Care District Revenue	4.125%	7/1/47		5,000	5,159
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		18,865	20,730
					1,510,732
Colorado (2.6%)
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37		3,195	3,148
Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45		4,940	4,783
Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45		3,111	2,989
Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28		500	496
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38		600	626
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47		1,200	1,240
Broadway Station CO Metropolitan District No. 2 GO	5.000%	12/1/35		730	742
Broadway Station CO Metropolitan District No. 2 GO	5.125%	12/1/48		3,750	3,788
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47		1,000	1,011
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40	(15)	2,000	2,131
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19		705	706
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		750	777
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,475	1,554
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		1,920	2,051
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29		17,265	18,501
Colorado Building Excellent Schools COP	4.000%	3/15/30		6,000	6,775
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26		2,390	2,733
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27		2,515	2,860
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28		2,300	2,607
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30		1,615	1,816
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31		4,580	4,966
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31		1,400	1,522
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		3,250	3,487
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35		7,250	7,980
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		3,650	3,960
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51		6,455	6,986
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		7,000	7,554
Denver CO City & County Airport Revenue	5.000%	11/15/28		7,610	9,204
Denver CO City & County Airport Revenue	5.000%	12/1/30		7,280	9,053
Denver CO City & County Airport Revenue	4.000%	12/1/33		20,000	21,667
Denver CO City & County Airport Revenue	5.250%	11/15/43		8,000	8,798
Denver CO City & County Airport Revenue	5.000%	12/1/48		30,000	34,831
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32		7,000	7,547
Denver CO City & County COP	4.000%	6/1/48		3,505	3,694
Denver CO City & County Dedicated Tax Revenue	5.000%	12/1/43		3,250	3,790
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		3,000	3,452
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39		3,000	3,100
Douglas County CO School District GO	5.000%	12/15/30		6,000	7,484
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	29,225	25,789
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	12,000	10,299
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	21,610	15,977
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	10,045	7,100
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/39		5,425	6,555
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/40		5,000	6,034
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		1,000	1,038
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,000	1,056
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		500	535
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27		2,500	2,536
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		6,000	6,227
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		18,865	19,578
Solaris CO Metropolitan District GO	3.750%	12/1/26		643	642
Solaris CO Metropolitan District GO	5.000%	12/1/36		850	876
Solaris CO Metropolitan District GO	5.000%	12/1/46		1,880	1,924
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21		949	943
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26		6,000	5,855
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30		2,285	2,402
Southlands CO Metropolitan District GO	5.000%	12/1/37		1,615	1,741
Southlands CO Metropolitan District GO	5.000%	12/1/47		2,590	2,751
Southlands CO Metropolitan District GO	5.000%	12/1/47		325	345
Thornton CO COPS	4.000%	12/1/39		6,000	6,479
University of Colorado Hospital Authority Revenue	5.000%	11/15/36		8,000	8,702
University of Colorado Hospital Authority Revenue	5.000%	11/15/42		12,500	13,601
Westminster CO Public School COPS	5.000%	12/1/43	(4)	2,450	2,859
Westminster CO Public School COPS	5.000%	12/1/48	(4)	6,000	6,977
					369,230

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Connecticut (0.9%)
	Connecticut GO	5.000%	6/15/31	(15)	1,800	2,163
	Connecticut GO	5.000%	6/15/31	(4)	10,010	11,446
	Connecticut GO	5.000%	11/15/31		1,550	1,774
	Connecticut GO	5.000%	6/15/32	(15)	5,000	5,987
	Connecticut GO	5.000%	6/15/33	(15)	1,800	2,152
	Connecticut GO	5.000%	4/15/34		2,000	2,397
	Connecticut GO	5.000%	9/15/34		3,000	3,561
	Connecticut GO	5.000%	4/15/35		3,150	3,764
	Connecticut GO	5.000%	9/15/35		4,275	5,058
	Connecticut GO	5.000%	11/15/35		1,000	1,132
	Connecticut GO	5.000%	4/15/36		2,300	2,738
	Connecticut GO	5.000%	9/15/37		2,250	2,644
	Connecticut GO	5.000%	6/15/38	(15)	1,500	1,766
	Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53		2,600	2,697
	Connecticut Health & Educational Facilities Authority Revenue (Fairfield University)	4.000%	7/1/42		7,000	7,328
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32		3,660	3,857
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34		2,345	2,689
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35		1,650	1,889
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36		1,725	1,969
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37		6,500	6,925
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46		3,000	3,080
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		10,000	11,703
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,830	6,809
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/37		10,000	11,436
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/38		8,865	10,108
	Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/39		7,000	7,490
						124,562
Delaware (0.0%)
	Millsboro DE Special Tax Revenue (Plantation Lakes)	5.125%	7/1/38		3,000	3,135

District of Columbia (1.1%)
	District of Columbia GO	5.000%	6/1/37		8,010	9,622
	District of Columbia GO	5.000%	10/15/44		16,500	19,793
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31		6,000	6,923
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32		3,445	3,964
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34		1,000	1,141
	District of Columbia Income Tax Revenue	5.000%	12/1/28		3,810	4,226
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32		1,000	1,075
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37		815	861
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42		1,350	1,412
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52		3,000	3,116
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35		1,560	1,529
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39		1,015	995
2	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/29		640	695
2	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/39		1,420	1,488
2	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/49		2,080	2,159
2	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/56		3,255	3,353
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30		5,500	5,679
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45		8,760	8,880
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/52		4,170	4,820
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/26		13,885	16,679
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27		2,525	3,079
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/28		4,300	5,313
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29		4,150	5,085
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29		7,500	9,033
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30		3,260	3,960
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30		4,000	4,542
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33		1,500	1,771
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34		2,000	2,354
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35		2,865	3,363
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44		2,500	2,762
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		50,000	23,428
						163,100
Florida (6.3%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44		20,000	21,797
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39		15,000	16,362
	Broward County FL Airport System Revenue	5.000%	10/1/37		7,780	8,363
	Broward County FL Airport System Revenue	5.000%	10/1/40		2,000	2,236

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Broward County FL Airport System Revenue	5.000%	10/1/42		5,000	5,746
	Broward County FL Airport System Revenue	5.000%	10/1/45		7,455	8,308
	Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40		4,000	4,293
	Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50		6,250	6,718
	Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/38		2,210	2,283
	Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/48		2,070	2,108
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/37		1,765	1,852
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/46		3,275	3,388
	Capital Trust Agency Florida Revenue (PCPT Hamlin)	7.500%	6/1/48		5,000	5,299
	Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45		3,000	3,089
	Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52		5,000	5,153
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/43		1,000	1,010
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/58		7,500	7,424
	Central Florida Expressway Authority Revenue	4.000%	7/1/30		2,525	2,786
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,303
	Central Florida Expressway Authority Revenue	4.000%	7/1/41		7,500	7,977
	East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21		240	250
	Florida Department of Transportation GO	4.000%	7/1/30		4,000	4,573
	Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	4.750%	6/1/38		2,150	2,268
	Florida Higher Educational Facilities Financing Authority Revenue (Jacksonville University)	5.000%	6/1/48		3,200	3,411
	Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30		1,325	1,514
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		9,855	10,884
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		10,650	11,740
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35		1,780	1,974
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40		1,000	1,096
	Florida Municipal Power Agency Revenue	6.250%	10/1/19	(Prere.)	3,250	3,312
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/29		5,740	6,889
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/34		8,695	10,221
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42		20,500	23,657
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/47		10,000	11,499
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52		9,000	10,287
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35		1,000	1,099
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46		3,850	4,152
	Hernando County FL School District COP	5.000%	7/1/28	(4)	5,825	6,899
	Hernando County FL School District COP	5.000%	7/1/29	(4)	6,645	7,838
	Hernando County FL School District COP	5.000%	7/1/30	(4)	6,975	8,176
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/ Sunbelt Obligated Group)	6.000%	11/15/19	(Prere.)	10	10
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/ Sunbelt Obligated Group)	6.000%	11/15/37		4,990	5,103
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		10,000	11,139
	Jacksonville FL Educational Facilities Revenue	5.000%	6/1/53		3,250	3,434
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		11,450	13,136
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37		750	796
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42		1,500	1,584
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		6,250	6,901
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45		13,980	15,392
4	Lee County FL Industrial Development Authority Health Care Facility Revenue (The Preserve Project)	5.750%	12/1/52		5,000	5,126
	Lee County FL Solid Waste System Revenue	5.000%	10/1/22		2,000	2,164
	Lee County FL Solid Waste System Revenue	5.000%	10/1/23		2,815	3,099
	Lee County FL Solid Waste System Revenue	5.000%	10/1/24		3,175	3,552
	Lee County FL Solid Waste System Revenue	5.000%	10/1/26		1,465	1,686
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/33		2,500	3,001
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/34		4,015	4,795
	Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35	(14)	13,350	13,355
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/37		3,000	3,531
2	Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		10,000	10,711
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28		8,640	9,389
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21		14,900	15,187
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25		19,000	19,363
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		2,175	2,381
	Miami Beach FL Parking Revenue	5.000%	9/1/45		5,000	5,700
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		3,000	3,280
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		8,885	9,682

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		8,095	8,787
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,000	6,513
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		5,030	5,521
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		5,000	5,474
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27		7,215	7,882
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		6,280	6,845
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		17,000	18,489
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31		4,980	5,394
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32		11,860	13,357
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		29,095	32,674
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38		5,000	5,619
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		18,685	21,505
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/20	(Prere.)	2,575	2,713
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42		925	969
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47		3,155	3,593
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40		5,805	6,011
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		9,875	10,156
	Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/19	(Prere.)	5,250	5,268
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39		2,610	2,995
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/24		1,590	1,838
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/25		1,680	1,935
	Miami-Dade County FL Seaport Revenue	6.250%	10/1/38		5,000	5,753
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		5,000	3,382
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		4,170	4,563
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		2,460	2,691
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		6,635	7,241
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		3,410	3,746
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		10,200	11,194
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37		1,385	1,579
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		7,500	7,934
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41		5,000	5,439
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		10,015	11,134
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		2,000	2,153
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		6,000	5,207
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/42		7,540	6,514
	Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20	(Prere.)	2,005	2,121
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43		3,250	3,425
	Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47		4,970	5,239
	Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49		3,000	3,380
	Port St. Lucie FL Utility Revenue	4.000%	9/1/32		5,000	5,462
	Port St. Lucie FL Utility Revenue	4.000%	9/1/33		4,000	4,346
	Port St. Lucie FL Utility Revenue	4.000%	9/1/34		3,000	3,250
	Port St. Lucie FL Utility Revenue	4.000%	9/1/36		5,000	5,374
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	2.700%	1/1/22		1,100	1,094
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	3.300%	1/1/23		1,500	1,501
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25		1,145	1,255
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26		2,100	2,324
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27		2,000	2,210
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28		2,310	2,542
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29		1,100	1,206
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30		1,000	1,091
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32		1,100	1,190
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/19	(Prere.)	3,500	3,522
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	17,282
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21		2,500	3,084
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.500%	12/28/21		645	645
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/42		14,000	16,062
	St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19	(Prere.)	8,000	8,207
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40		7,185	7,894
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		5,000	5,479
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/55		2,300	2,505
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		2,800	3,391
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	8,028
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46		8,500	9,663
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37		5,860	6,554
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45		6,050	6,749
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		27,500	29,281

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47		7,050	8,092
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,500	5,215
	University of South Florida Financing Corp. COP	5.000%	7/1/29		5,740	6,647
	University of South Florida Financing Corp. COP	5.000%	7/1/33		7,140	8,187
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/42		1,500	1,698
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45		6,405	7,096
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle AeronauticalUniversity Inc.)	5.000%	10/15/47		3,500	3,957
						900,047
Georgia (1.5%)
	Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43		5,615	6,064
	Atlanta GA Development Authority Senior Healthcare Facilities Revenue (Georgia Proton Treatment Center)	7.000%	1/1/40		3,000	3,107
3	Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	2,500	2,558
3	Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	15,000	15,346
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/34		1,000	1,162
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/36		2,220	2,570
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/37		2,435	2,812
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/38		1,230	1,419
	Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34		5,630	6,328
	Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39		5,000	5,535
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		7,000	7,889
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37		1,100	1,173
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38		1,350	1,436
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39		1,030	1,183
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/42		5,805	6,610
	Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/47		8,500	9,647
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36		4,050	4,339
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42		8,800	9,332
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/26		1,205	1,364
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/29		5,775	6,528
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22		2,330	2,579
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23		2,380	2,702
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26		5,630	6,812
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27		530	652
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,458
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	2,118
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		7,000	7,973
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/49		5,000	6,255
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		25,000	26,980
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		500	541
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,490	7,518
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		520	600
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,000	2,309
	Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		900	937
	Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		5,000	5,372
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,342
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31		435	485
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		11,655	13,557
	Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45		20,000	21,689
						212,281
Guam (0.3%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/27		2,000	2,239
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/31		3,400	3,540
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		6,000	6,235
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/33		5,500	5,975
	Guam Government Business Privilege Tax Revenue	5.000%	12/1/33		1,635	1,796
	Guam Government Business Privilege Tax Revenue	4.000%	11/15/39		695	683
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/39		1,000	1,066
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/42		2,720	2,795
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46		5,500	6,000
	Guam International Airport Authority Revenue	6.250%	10/1/34		5,500	6,315

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Guam International Airport Authority Revenue	6.375%	10/1/43		3,000	3,460
	Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,495
	Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,619
						44,218
Hawaii (0.9%)
	Hawaii Airports System Revenue	5.000%	7/1/35		2,500	2,958
	Hawaii Airports System Revenue	5.000%	7/1/43		11,750	13,653
	Hawaii Airports System Revenue	5.000%	7/1/45		25,465	28,502
	Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co. Inc.)	4.000%	3/1/37		6,000	6,121
	Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25		2,750	3,081
	Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26		3,515	3,920
	Hawaii GO	5.000%	8/1/28		7,085	7,980
	Hawaii GO	5.000%	1/1/33		13,295	16,386
	Hawaii GO	5.000%	1/1/37		10,000	12,127
	Hawaii GO	5.000%	1/1/39		8,000	9,628
	Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,211
	Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,216
	Hawaii Pacific Health Revenue	5.500%	7/1/20	(Prere.)	7,000	7,307
	Hawaii Pacific Health Revenue	5.750%	7/1/20	(Prere.)	2,365	2,476
						124,566
Idaho (0.2%)
4	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	6,981
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,250	1,444
	Idaho Housing & Finance Association Revenue (Compass Public Charter School Inc.)	6.000%	7/1/39		370	413
	Idaho Housing & Finance Association Revenue (Compass Public Charter School Inc.)	6.000%	7/1/49		775	854
	Idaho Housing & Finance Association Revenue (Compass Public Charter School Inc.)	6.000%	7/1/54		570	624
	Idaho Housing & Finance Association RAN	5.000%	7/15/19	(Prere.)	7,000	7,048
	Idaho Housing & Finance Association RAN	5.000%	7/15/19	(Prere.)	8,430	8,488
						25,852
Illinois (9.5%)
	Chicago IL Board of Education GO	0.000%	12/1/28	(14)	5,000	3,493
	Chicago IL Board of Education GO	6.750%	12/1/30		4,000	4,937
	Chicago IL Board of Education GO	5.000%	12/1/31		2,105	2,142
	Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	727
	Chicago IL Board of Education GO	5.125%	12/1/32		6,225	6,616
	Chicago IL Board of Education GO	5.000%	12/1/33	(4)	1,000	1,154
	Chicago IL Board of Education GO	5.000%	12/1/33		8,750	9,080
	Chicago IL Board of Education GO	5.000%	12/1/34		5,540	5,739
	Chicago IL Board of Education GO	5.000%	12/1/34	(4)	1,250	1,438
	Chicago IL Board of Education GO	5.250%	12/1/35		6,480	6,875
	Chicago IL Board of Education GO	5.250%	12/1/39		19,475	20,488
	Chicago IL Board of Education GO	5.500%	12/1/39		2,925	3,021
	Chicago IL Board of Education GO	5.250%	12/1/41		350	359
	Chicago IL Board of Education GO	7.000%	12/1/44		36,500	42,687
	Chicago IL Board of Education GO	5.000%	12/1/46		5,000	5,240
	Chicago IL Board of Education GO	6.500%	12/1/46		14,500	16,661
	Chicago IL Board of Education GO	7.000%	12/1/46		3,185	3,856
	Chicago IL GO	5.000%	1/1/26		2,750	2,995
	Chicago IL GO	4.750%	1/1/30	(4)	570	571
	Chicago IL GO	0.000%	1/1/31		4,915	3,116
	Chicago IL GO	5.500%	1/1/31		3,230	3,565
	Chicago IL GO	5.000%	1/1/34		6,660	6,867
	Chicago IL GO	5.000%	1/1/34		2,000	2,106
	Chicago IL GO	5.000%	1/1/35		4,370	4,667
	Chicago IL GO	5.000%	1/1/36		5,000	5,246
	Chicago IL GO	5.000%	1/1/38		13,000	13,772
	Chicago IL GO	5.500%	1/1/39		3,700	4,005
	Chicago IL GO	5.000%	1/1/40		3,800	4,052
	Chicago IL GO	5.500%	1/1/42		2,000	2,155
	Chicago IL GO	5.000%	1/1/44		5,295	5,615
	Chicago IL GO	5.500%	1/1/49		2,500	2,758
	Chicago IL Midway Airport Revenue	5.000%	1/1/27		2,000	2,308
	Chicago IL Midway Airport Revenue	5.000%	1/1/28		1,765	2,030
	Chicago IL Midway Airport Revenue	5.000%	1/1/29		16,180	17,979
	Chicago IL Midway Airport Revenue	5.000%	1/1/29		2,220	2,543
	Chicago IL Midway Airport Revenue	5.000%	1/1/31		6,945	7,659
	Chicago IL Midway Airport Revenue	5.000%	1/1/33		7,200	7,900
	Chicago IL Midway Airport Revenue	5.375%	1/1/33		4,000	4,390
	Chicago IL Midway Airport Revenue	5.000%	1/1/34		7,105	7,783
	Chicago IL Midway Airport Revenue	5.000%	1/1/41		11,700	12,689

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	5,650	6,026
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	2,515	2,687
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,765	4,455
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/29		10,955	11,314
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		11,000	11,784
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		13,400	15,197
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		2,000	2,338
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		15,595	16,689
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		11,000	12,419
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,500	1,742
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		1,200	1,387
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,500	1,729
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		5,600	6,266
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		1,350	1,431
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,500	3,987
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,000	1,170
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		2,720	3,098
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		12,000	13,492
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		3,140	3,651
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		485	515
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42		2,500	2,820
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		3,565	3,924
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/48		7,000	8,049
Chicago IL O’Hare International Airport Revenue	5.000%	7/1/48		5,000	5,632
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		4,500	5,029
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		8,125	9,233
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/53		8,000	9,136
Chicago IL Park District GO	5.000%	1/1/40		7,500	7,990
Chicago IL Park District GO	4.000%	1/1/41	(15)	4,000	4,094
Chicago IL Public Building Commission GO	7.000%	1/1/20	(ETM)	5,170	5,354
Chicago IL Sales Tax Revenue	5.250%	1/1/22	(Prere.)	7,300	7,978
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		2,950	3,131
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		5,400	5,693
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,525	2,736
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,500	2,745
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35		2,000	2,190
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		9,000	9,634
Chicago IL Waterworks Revenue	5.000%	11/1/39		1,000	1,096
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,000	7,642
Cook County IL GO	5.000%	11/15/34		1,150	1,283
Cook County IL GO	5.000%	11/15/35		1,025	1,140
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42		1,500	1,594
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38		4,000	4,203
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		2,000	2,162
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,622
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		10,000	11,140
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38		7,500	8,085
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39		8,150	9,044
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42		2,000	2,211
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,695	1,841
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36		1,400	1,473
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40		1,275	1,331
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37		12,325	12,998
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32		2,735	2,934
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32		500	581
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34		1,620	1,731
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36		1,360	1,563
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41		7,875	8,950
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		10,585	10,925
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47		1,155	1,205
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.000%	2/15/37		5,000	4,570
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		2,200	2,415
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42		5,500	5,645
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46		6,290	6,469
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40		2,950	3,243
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		29,500	32,310
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37		4,000	4,253
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48		4,000	4,181
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37		6,250	6,772
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19	(Prere.)	10,000	10,019
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,020	4,197

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34		1,915	2,161
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35		1,875	2,106
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		655	672
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,352
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		19,750	21,579
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37		2,750	2,851
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45		1,000	1,044
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50		2,845	2,963
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33		5,000	5,853
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34		4,580	5,335
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36		5,000	5,778
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,281
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43		10,000	11,204
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19	(Prere.)	2,775	2,843
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33		4,555	4,778
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34		2,425	2,537
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35		1,825	1,866
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38		8,900	9,804
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19	(Prere.)	500	507
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19	(Prere.)	14,000	14,212
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		7,300	8,116
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44		1,750	1,918
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31		1,075	1,239
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/47		5,150	5,755
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27		3,000	3,520
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28		2,605	3,045
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29		5,850	6,817
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32		3,500	3,934
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33		1,695	1,900
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35		1,000	1,116
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36		1,250	1,391
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37		1,265	1,402
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22		380	381
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27		785	798
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32		1,150	1,223
Illinois GO	5.000%	1/1/20	(4)	2,930	2,983
Illinois GO	5.000%	2/1/20		19,750	20,148
Illinois GO	5.000%	11/1/20		15,000	15,566
Illinois GO	5.000%	3/1/21		3,560	3,717
Illinois GO	5.000%	8/1/21		8,000	8,428
Illinois GO	5.000%	3/1/22		6,600	7,009
Illinois GO	5.000%	5/1/22		1,150	1,225
Illinois GO	5.000%	8/1/22		15,475	16,567
Illinois GO	5.000%	12/1/22		9,500	10,235
Illinois GO	5.000%	2/1/23		6,000	6,416
Illinois GO	5.000%	3/1/23		6,165	6,512
Illinois GO	5.000%	8/1/23		13,850	14,924
Illinois GO	5.000%	3/1/24		5,050	5,308
Illinois GO	5.000%	8/1/24		13,660	14,452
Illinois GO	5.000%	11/1/24		8,000	8,731
Illinois GO	5.000%	2/1/25		2,270	2,433
Illinois GO	5.000%	3/1/25		3,130	3,277
Illinois GO	5.000%	8/1/25		3,000	3,159
Illinois GO	5.500%	7/1/26		5,845	6,329
Illinois GO	5.000%	11/1/26		11,390	12,536
Illinois GO	5.000%	12/1/26		1,610	1,773
Illinois GO	5.000%	10/1/27		8,000	8,838
Illinois GO	5.000%	11/1/27		10,000	11,053
Illinois GO	5.000%	2/1/28		10,000	11,005
Illinois GO	5.000%	10/1/28		6,000	6,643
Illinois GO	5.000%	11/1/28		2,600	2,844
Illinois GO	5.000%	5/1/29		6,125	6,516
Illinois GO	5.000%	5/1/29		10,000	11,049
Illinois GO	5.000%	10/1/29		3,000	3,317
Illinois GO	5.000%	10/1/30		2,500	2,745
Illinois GO	5.250%	2/1/32		9,575	10,168
Illinois GO	5.000%	1/1/33		3,490	3,599
Illinois GO	5.250%	2/1/33	(4)	6,200	6,875
Illinois GO	5.000%	3/1/33		1,000	1,033
Illinois GO	5.500%	7/1/33	(4)	3,350	3,673
Illinois GO	5.000%	10/1/33		3,000	3,259

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois GO	4.000%	12/1/33		12,000	11,878
Illinois GO	5.000%	1/1/34		4,205	4,332
Illinois GO	5.250%	2/1/34	(4)	3,125	3,464
Illinois GO	5.000%	5/1/34		2,500	2,622
Illinois GO	5.000%	3/1/35		2,065	2,128
Illinois GO	5.000%	4/1/35		1,100	1,144
Illinois GO	5.000%	3/1/36		885	911
Illinois GO	5.500%	7/1/38		6,500	6,874
Illinois Sales Tax Revenue	4.000%	6/15/35	(15)	1,300	1,332
Illinois Sports Facility Authority Revenue	5.500%	6/15/30	(2)	6,120	6,136
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,000	6,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		5,000	5,634
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		9,400	10,651
Illinois Toll Highway Authority Revenue	5.000%	1/1/41		8,100	9,198
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		2,000	2,329
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	10,000	6,938
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	10,000	4,659
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	13,555	8,964
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	10,000	6,451
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	10,020	6,336
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	10,000	6,182
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/40		1,000	1,067
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		6,500	6,728
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	10,000	3,540
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50		6,805	6,882
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51		21,500	5,079
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/52		5,905	6,088
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/53		7,500	7,945
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		14,000	15,234
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	33,690	6,871
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56		100,500	18,120
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/57		12,255	13,113
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33		4,000	4,238
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		5,000	5,269
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36		4,500	4,727
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		19,625	22,028
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	1,200	1,306
Romeoville IL GO	4.000%	12/30/33		4,710	5,170
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35		3,190	3,440
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42		5,000	5,331
Romeoville IL Revenue (Lewis University Project)	4.125%	10/1/46		2,250	2,265
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		1,260	1,323
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31		13,330	8,347
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,514
Will County IL GO	4.000%	11/15/47		4,000	4,257
					1,354,646
Indiana (1.4%)
Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.250%	2/1/34		2,650	2,959
Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/39		3,300	3,600
Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/29		2,000	2,242
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		23,915	26,497
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51		10,005	11,094
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32		5,000	5,463
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35		6,000	6,526
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41		5,500	5,853

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39		7,205	8,009
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40		2,500	2,702
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44		25,550	27,559
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48		28,025	30,165
	Indiana Finance Authority Revenue (RES Polyflow Indiana Inc.)	7.000%	3/1/39		15,200	15,504
	Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23	(ETM)	19,400	22,917
	Indiana Municipal Power Agency Revenue	5.000%	1/1/42		6,595	7,681
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/31		5,000	5,528
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/32		4,500	4,967
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/33		3,150	3,471
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		5,000	5,329
	Ivy IN Tech Community College Revenue	5.000%	7/1/31		1,175	1,432
						199,498
Iowa (0.5%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36		3,725	3,913
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		18,400	19,824
4	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26		5,995	6,301
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		27,515	29,487
	Xenia IA Rural Water District Revenue	5.000%	12/1/31		1,600	1,802
	Xenia IA Rural Water District Revenue	5.000%	12/1/36		2,000	2,222
	Xenia IA Rural Water District Revenue	5.000%	12/1/41		2,000	2,197
						65,746
Kansas (0.6%)
4	Coffeyville KS Electric System Revenue	5.000%	6/1/38	(14)	6,000	6,675
4	Coffeyville KS Electric System Revenue	5.000%	6/1/42	(14)	3,500	3,874
	Ford County KS Unified School District No. 443 GO	4.000%	3/1/28	(15)	1,000	1,126
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36		1,500	1,641
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41		1,600	1,731
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		1,000	1,087
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/32		3,895	4,158
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/33		4,080	4,342
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/34		5,000	5,300
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	9/1/48		13,415	15,640
	Wichita KS GO	5.000%	12/1/34		2,280	2,609
	Wichita KS GO	5.000%	12/1/35		2,365	2,710
	Wichita KS GO	5.000%	12/1/39		11,305	12,864
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43		7,000	7,493
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48		8,000	8,600
	Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43		5,000	5,331
	Wyandotte County/Kansas City KS Unified Government Sales Tax Revenue	4.500%	6/1/40		2,500	2,538
						87,719
Kentucky (0.9%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29		1,010	1,128
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40		12,940	13,753
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		9,550	10,649
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		2,950	3,278
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.250%	8/15/46		11,680	12,360
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37		5,000	5,470
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/25		2,565	2,771
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		15,295	16,718
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		12,000	13,092
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		10,000	10,901
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		12,025	13,180
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.400% coupon rate effective 7/1/2023	0.000%	7/1/33		3,065	3,149
1	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.600% coupon rate effective 7/1/2023	0.000%	7/1/39		3,000	3,024
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		9,500	10,683
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	4,775	5,255
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35		4,970	5,294
						130,705

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Louisiana (1.4%)
	Greater New Orleans Expressway Commission Revenue	5.000%	11/1/42	(4)	4,000	4,570
	Greater New Orleans Expressway Commission Revenue	5.000%	11/1/47	(4)	4,000	4,562
	Jefferson Parish LA Economic Development Revenue (Kenner Discovery Health Sciences Foundation Inc.)	5.625%	6/15/48		4,350	4,499
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		3,250	3,597
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Parish of Livingston)	5.375%	11/1/38		2,665	2,819
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	9,990	10,583
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20	(Prere.)	8,095	8,590
4	Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36		26,750	29,269
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Group)	5.000%	7/1/25	(Prere.)	105	124
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Group)	5.000%	7/1/39		17,395	19,252
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42		8,000	8,503
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/47		5,000	5,578
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/32		1,950	2,336
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/33		2,010	2,396
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/34		1,815	2,153
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/35		2,265	2,674
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/43		15,310	17,738
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		5,000	5,741
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42	(4)	3,500	3,943
	New Orleans LA Aviation Board Revenue	5.000%	1/1/28		750	883
	New Orleans LA Aviation Board Revenue	5.000%	1/1/29		750	879
	New Orleans LA Aviation Board Revenue	5.000%	1/1/30		860	1,002
	New Orleans LA Aviation Board Revenue	5.000%	1/1/31		595	689
	New Orleans LA Aviation Board Revenue	5.000%	1/1/32		500	576
	New Orleans LA Aviation Board Revenue	5.000%	1/1/33		750	861
	New Orleans LA Aviation Board Revenue	5.000%	1/1/34		2,725	3,038
	New Orleans LA Aviation Board Revenue	5.000%	1/1/34		500	573
	New Orleans LA Aviation Board Revenue	5.000%	1/1/35		2,025	2,253
	New Orleans LA Aviation Board Revenue	5.000%	1/1/43		2,250	2,527
	New Orleans LA Aviation Board Revenue	5.000%	1/1/48		5,000	5,598
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30		1,210	1,320
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32		2,720	2,948
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/43	(4)	10,140	11,702
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/45	(4)	2,655	3,065
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/48	(4)	3,500	4,035
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		12,515	13,057
						193,933
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41		3,500	3,809
	Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46		7,750	8,432
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,587
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,000	3,435
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31		775	837
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32		545	584
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/33		1,100	1,280
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34		750	799
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35		900	1,042
	Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37		2,105	2,219
	Maine Housing Authority Mortgage Revenue	4.500%	11/15/28		775	797
						25,821
Maryland (1.7%)
	Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36		1,030	1,047
	Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44		2,150	2,183
	Baltimore County MD GO	4.000%	3/1/32		6,780	7,715
	Baltimore County MD GO	4.000%	3/1/48		10,000	10,820
	Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31		1,000	1,150
	Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32		1,000	1,149
	Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33		1,000	1,145
	Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35		1,000	1,131
	Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36		1,000	1,124

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39		1,000	1,119
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42		1,000	1,111
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36		1,250	1,296
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43		3,650	3,798
Frederick County MD Educational Facilities Revenue (Mount St. Mary’s University Inc.)	5.000%	9/1/45		2,100	2,228
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43		4,980	5,014
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21		320	329
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26		1,565	1,652
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36		1,730	1,789
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36		1,715	1,774
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44		1,250	1,280
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46		7,205	7,370
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28		500	514
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34		1,000	1,012
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39		1,000	1,017
Maryland Department of Transportation Revenue	4.000%	12/1/29		3,060	3,466
Maryland Department of Transportation Revenue	4.000%	12/1/30		3,445	3,877
Maryland Department of Transportation Revenue	4.000%	12/1/31		2,590	2,894
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/31		1,000	1,172
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/32		1,000	1,163
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25		200	228
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26		175	202
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27		145	170
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28		175	204
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29		190	220
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30		325	375
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31		375	430
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32		325	371
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36		600	676
Maryland GO	5.000%	6/1/24		2,190	2,546
Maryland GO	5.000%	8/1/25		15,000	17,934
Maryland GO	5.000%	8/1/30		21,400	26,736
Maryland GO	4.000%	3/15/33		12,000	13,531
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated Group)	5.000%	7/1/40		2,035	2,279
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health Obligated Group)	5.000%	7/1/47		15,000	16,619
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	4.000%	6/1/42		2,500	2,559
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/33		6,750	7,306
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,354
Prince Georges County MD GO	5.000%	10/1/48		15,000	17,691
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37		6,000	6,399
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47		6,030	6,373
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37		1,250	1,338
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42		2,500	2,642
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47		2,250	2,368
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/32		6,610	8,164
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/33		11,945	14,706
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		10,000	10,769
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39		750	802
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44		2,000	2,149
					244,480
Massachusetts (2.1%)
Easthampton MA GO	3.000%	6/1/33		2,270	2,304
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29		4,000	3,114
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,000	2,345
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	120	132
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	745	819
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		635	685
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31		1,830	2,083
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		5,000	5,653
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		5,000	5,637
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		4,065	4,572
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36		2,750	3,085
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		4,000	4,468
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34		1,000	1,079
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		15,000	17,118

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		7,500	8,518
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		2,500	2,816
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		7,000	7,643
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		13,170	14,730
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		2,490	2,758
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/26		950	1,070
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/27		1,000	1,135
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/28		1,050	1,187
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/29		1,100	1,238
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/30		1,150	1,286
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/31		1,200	1,333
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/34		1,175	1,294
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/37		1,825	1,991
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/42		2,295	2,480
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/47		1,500	1,618
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		7,165	7,691
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		4,000	4,306
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		215	233
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		6,280	6,789
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47		2,000	2,117
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		6,500	6,832
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19	(Prere.)	3,195	3,220
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30		1,805	1,819
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/32		3,085	3,555
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33		2,380	2,735
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,050	1,138
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	700	759
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,100	2,288
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,400	1,525
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		2,000	2,265
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,645	1,797
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,000	1,087
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21		1,205	1,256
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22		1,500	1,635
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24		7,000	7,867
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/28		2,500	2,992
Massachusetts GO	5.000%	1/1/39		5,000	5,937
Massachusetts GO	4.000%	5/1/42		9,900	10,653
Massachusetts GO	5.000%	1/1/43		8,205	9,644
Massachusetts GO	5.000%	11/1/44		7,000	8,209
Massachusetts GO	4.000%	2/1/45		10,000	10,664
Massachusetts GO	4.000%	2/1/46		10,025	10,684
Massachusetts GO	5.000%	1/1/49		8,000	9,496
Massachusetts Port Authority Revenue	5.000%	7/1/33		2,500	3,042
Massachusetts Port Authority Revenue	5.000%	7/1/34		3,000	3,637
Massachusetts Port Authority Revenue	5.000%	7/1/35		5,000	6,042
Massachusetts Port Authority Revenue	5.000%	7/1/40		2,000	2,249
Massachusetts Port Authority Revenue	5.000%	7/1/45		3,500	3,921
Massachusetts Port Authority Revenue	4.000%	7/1/46		22,060	23,117
Massachusetts Port Authority Revenue	5.000%	7/1/47		3,110	3,579
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		15,000	17,963
					296,934
Michigan (3.6%)
Chippewa Valley MI Schools GO	5.000%	5/1/28		1,535	1,818
Chippewa Valley MI Schools GO	5.000%	5/1/31		1,000	1,172
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/48	(4)	10,000	10,814
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		4,735	5,127
Detroit MI Water Supply System Revenue	5.000%	7/1/31		5,000	5,265
Detroit MI Water Supply System Revenue	5.250%	7/1/41		2,045	2,174
Genesee County MI GO	5.250%	2/1/40	(15)	12,330	13,923

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44		1,730	1,889
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47		3,550	3,875
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		6,000	6,995
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		2,000	2,257
Grosse Pointe MI Public School System GO	5.000%	5/1/31		1,525	1,875
Grosse Pointe MI Public School System GO	5.000%	5/1/32		2,150	2,631
Grosse Pointe MI Public School System GO	5.000%	5/1/33		1,250	1,524
Grosse Pointe MI Public School System GO	5.000%	5/1/34		1,300	1,579
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20	(Prere.)	10,000	10,383
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	5,525	5,711
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		4,475	4,591
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31		3,040	3,217
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32		3,350	3,534
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33		4,750	4,997
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/36		4,745	4,959
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		7,500	8,343
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43		16,110	17,618
Lincoln MI Consolidated School District GO	5.000%	5/1/40	(4)	1,250	1,423
Livonia MI Public Schools School District GO	5.000%	5/1/45	(4)	4,550	5,141
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27		850	1,002
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28		1,000	1,175
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29		1,000	1,169
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30		1,000	1,162
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31		1,010	1,167
Marysville MI Public Schools District GO	5.000%	5/1/37		2,135	2,432
Michigan Building Authority Revenue	5.000%	4/15/34		11,135	12,870
Michigan Building Authority Revenue	5.000%	11/15/36	(4)	6,500	7,043
Michigan Building Authority Revenue	5.000%	4/15/38		5,000	5,767
Michigan Building Authority Revenue	5.000%	10/15/50		6,000	6,869
Michigan Finance Authority Revenue	4.500%	10/1/29		5,000	5,338
Michigan Finance Authority Revenue	5.000%	10/1/33		3,000	3,377
Michigan Finance Authority Revenue	5.000%	10/1/34		3,670	4,128
Michigan Finance Authority Revenue	5.000%	11/1/43		11,005	12,890
Michigan Finance Authority Revenue	4.000%	11/1/48		11,000	11,598
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33		5,515	6,189
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44		8,630	9,601
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		2,500	2,839
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		2,805	3,171
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	4,400	4,957
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		2,000	2,243
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		1,500	1,679
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,500	6,248
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		8,430	9,550
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		17,830	19,072
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		7,510	8,031
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41		10,000	11,391
Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/43		6,390	7,440
Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47		4,000	4,280
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		2,340	2,670
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		4,670	5,329
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,025	4,581
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34		2,200	2,497
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35		2,515	2,849
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33		2,750	3,085
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34		3,025	3,386
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		3,540	4,095
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28		2,020	2,327
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		2,510	2,712
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,530
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40		4,750	5,055
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,173
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45		10,000	11,357
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35		2,115	2,280
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19	(Prere.)	4,315	4,331
Michigan State University Revenue	5.000%	2/15/44		6,000	7,092
Michigan State University Revenue	5.000%	2/15/48		6,500	7,669
Michigan Strategic Fund Facilities Revenue (Waste Management Inc.) PUT	2.850%	8/2/21		3,800	3,861
Michigan Strategic Fund Limited Revenue (Oakland Corridor Partners LLC)	4.250%	12/31/38	(4)	10,000	10,490
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22		3,410	3,410
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42		21,330	21,122
Oakland University MI Revenue	5.000%	3/1/41		5,000	5,625

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Oakland University MI Revenue	5.000%	3/1/47		9,000	10,084
	Rockford MI Public Schools GO	5.000%	5/1/37		1,240	1,423
	Rockford MI Public Schools GO	5.000%	5/1/38		1,025	1,173
	Rockford MI Public Schools GO	5.000%	5/1/39		1,025	1,171
	Rockford MI Public Schools GO	5.000%	5/1/40		1,025	1,168
	Rockford MI Public Schools GO	5.000%	5/1/41		1,025	1,167
	Rockford MI Public Schools GO	5.000%	5/1/44		2,250	2,560
	Romeo MI Community School District GO	5.000%	5/1/37		1,825	2,099
	Romeo MI Community School District GO	5.000%	5/1/41		2,000	2,284
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19	(Prere.)	7,000	7,074
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30		10,000	10,325
	Wayne County MI Airport Authority Revenue	5.000%	12/1/28		1,905	2,272
	Wayne County MI Airport Authority Revenue	5.000%	12/1/29		1,980	2,344
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,800	2,116
	Wayne County MI Airport Authority Revenue	5.000%	12/1/31		2,455	2,870
	Wayne County MI Airport Authority Revenue	5.000%	12/1/32		2,160	2,517
	Wayne County MI Airport Authority Revenue	5.000%	12/1/34		5,000	5,690
	Wayne County MI Airport Authority Revenue	5.000%	12/1/38		4,000	4,505
	Wayne County MI Airport Authority Revenue	5.000%	12/1/42		2,800	3,195
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28		6,125	6,724
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32		2,065	2,256
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37		2,000	2,177
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39		1,700	1,890
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44		2,000	2,212
						509,335
Minnesota (0.7%)
	Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34		1,135	1,210
	Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49		4,050	4,190
	Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46		1,500	1,560
	Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46		2,000	2,171
	Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/43		5,000	5,291
	Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48		5,000	5,274
	Duluth MN Economic Development Authority Revenue (Essentia Health)	5.250%	2/15/58		11,665	13,290
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28		1,000	1,189
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29		1,000	1,182
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30		850	999
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31		500	583
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32		500	580
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31		200	235
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32		225	263
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33		225	262
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34		250	290
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35		230	266
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36		250	288
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37		300	345
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41		750	854
	Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46		3,000	3,202
	Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	2.320%	5/7/19		2,145	2,145
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/36		1,175	1,262
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/38		850	907
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/39		1,000	1,065
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/40		625	665
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/47		2,000	2,114
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40		160	163
	Minnesota Municipal Power Agency Revenue	5.000%	10/1/33		1,380	1,621
	Minnesota Municipal Power Agency Revenue	5.000%	10/1/36		880	1,024
	Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48		10,000	10,797
	Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37		1,000	1,043
	Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48		3,910	4,022
2	Scott County MN Capital Improvement Plan GO	3.000%	12/1/31		1,655	1,722
2	Scott County MN Capital Improvement Plan GO	3.000%	12/1/32		1,775	1,832
2	Scott County MN Capital Improvement Plan GO	3.000%	12/1/33		1,690	1,731
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48		5,000	5,867
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/33		410	431
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/34		325	341
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/35		575	602
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/36		750	784
	St. Francis MN Independent School District No. 15 GO	4.000%	2/1/37		400	417
	St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/38		700	714

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/48		1,285	1,302
	St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/53		1,615	1,626
2	University of Minnesota Revenue	5.000%	4/1/37		1,000	1,223
2	University of Minnesota Revenue	5.000%	4/1/38		1,070	1,305
2	University of Minnesota Revenue	5.000%	4/1/39		1,250	1,519
2	University of Minnesota Revenue	5.000%	4/1/40		1,875	2,272
						94,040
Mississippi (0.2%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29		4,165	4,730
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30		2,450	2,765
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31		2,000	2,242
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46		17,500	19,271
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		5,500	5,936
						34,944
Missouri (1.1%)
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/36		2,690	2,994
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/33		10,000	10,757
	Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33		3,825	3,878
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29		1,105	1,232
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42		4,250	4,508
	Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,329
	Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,330
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/32		5,000	5,430
	Lee’s Summit MO TAN	4.000%	11/1/27		1,850	1,827
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/47		4,000	4,678
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/40		1,410	1,492
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43		8,500	9,150
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45		2,000	2,113
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48		2,475	2,673
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/48		5,000	5,292
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/35		1,065	1,162
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/46		4,000	4,300
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45		5,000	5,532
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/48		12,500	12,889
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32		9,000	9,811
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33		17,450	18,923
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27		1,770	2,069
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28		2,715	3,167
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	3.875%	11/15/29		1,320	1,372
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	4.375%	11/15/35		5,500	5,669
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36		1,400	1,413
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41		1,000	1,050
	St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46		1,750	1,834
	St. Louis County MO Industrial Development Authority Revenue (St. Louis Innovation District Project)	4.375%	5/15/36		3,000	3,003
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	5.000%	9/1/48		3,000	3,167
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35		2,000	2,099
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45		4,250	4,456
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31	(4)	1,450	1,700
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32	(4)	1,570	1,834
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33	(4)	1,000	1,165

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35	(4)	1,000	1,158
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36	(4)	1,000	1,155
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37	(4)	1,000	1,151
						156,762
Multiple States (0.1%)
5	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	3.150%	1/15/36		5,000	5,119
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	2.650%	5/1/19		8,000	8,000
						13,119
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		2,500	2,705
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36		2,500	3,087
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/37		3,000	3,713
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42		14,420	15,618
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		10,000	11,104
	Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/47		4,020	4,555
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32		2,010	2,157
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33		1,785	1,905
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/41		3,680	4,154
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37		6,500	7,103
						56,101
Nevada (0.1%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		9,500	10,206
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		2,000	2,380
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		2,000	2,368
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	0.000%	7/1/58		30,000	3,726
						18,680
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38		4,000	4,535
	New Hampshire Health & Education Facilities Authority Revenue (Hillside Village Entrance Fee)	3.500%	7/1/22		2,200	2,204
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34		1,375	1,470
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		4,450	4,737
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		3,750	4,118
	New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/47		7,870	8,632
	New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	7,000	7,599
						33,295
New Jersey (6.2%)
	Atlantic City NJ GO	4.000%	11/1/24	(4)	4,805	5,062
	Atlantic City NJ GO	4.000%	11/1/25	(4)	2,405	2,524
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,461
	Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25		1,195	1,346
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27	(4)	1,225	1,471
	Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24		12,875	13,779
	New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	1,450	1,454
	New Jersey COP	5.250%	6/15/19	(Prere.)	5,000	5,022
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		10,000	11,003
	New Jersey Economic Development Authority Revenue	5.000%	6/15/30		2,940	3,294
	New Jersey Economic Development Authority Revenue	5.500%	6/15/30		3,000	3,466
	New Jersey Economic Development Authority Revenue	5.000%	6/15/31		5,000	5,571
	New Jersey Economic Development Authority Revenue	5.500%	6/15/31		6,700	7,696
	New Jersey Economic Development Authority Revenue	5.000%	6/15/32		4,000	4,442
	New Jersey Economic Development Authority Revenue	5.250%	6/15/40		2,500	2,713
	New Jersey Economic Development Authority Revenue	5.000%	6/15/42		3,000	3,252
	New Jersey Economic Development Authority Revenue	4.625%	6/15/48		10,000	10,452
	New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36		3,800	3,942
	New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43		3,250	3,588
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		2,000	2,215
3	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	18,055	20,515
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19	(Prere.)	10,200	10,320
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	2,055	2,195
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		6,745	7,090
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21		755	801
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	4,500	4,856

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		8,325	8,940
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		4,750	5,101
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		700	744
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	6,300	7,261
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		1,650	1,751
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		2,385	2,498
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32		3,000	3,174
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40		19,485	20,721
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,870	1,952
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		8,955	9,815
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		1,150	1,203
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41		2,750	2,757
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	4,000	4,179
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.125%	9/15/23		12,730	13,710
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.250%	9/15/29		9,750	10,635
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/37		10,200	11,174
New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/47		10,000	10,877
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46		4,000	4,168
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		3,000	3,434
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		3,000	3,425
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19	(Prere.)	6,500	6,531
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		5,000	5,424
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		7,720	8,984
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		13,540	13,748
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	6,635	6,924
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33		6,700	6,745
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		5,000	5,225
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		205	214
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		5,000	5,359
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		2,835	3,038
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		2,500	2,743
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		1,900	2,084
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23		4,150	4,650
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24		3,750	4,282
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		3,380	3,926
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		2,300	2,707
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,870	3,414
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,600	3,041
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28		4,500	4,657
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28		1,405	1,674
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28		1,020	1,092
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29		5,000	5,138
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29		3,235	3,275
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30		5,500	5,612
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31		9,500	9,780
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		7,910	9,157
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		10,550	12,156
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		6,375	7,267
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		1,000	1,134
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		3,045	3,451
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,625	8,595
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,920	2,154
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		12,665	14,122
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	5,595	5,955
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		4,590	4,739
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		1,500	1,627
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23		2,740	2,914
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,385	2,501
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		5,000	5,386
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		5,000	5,293
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		13,000	13,865
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,695
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,812
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		19,665	20,628

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,745
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	5,250	5,711
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		2,140	2,328
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	5,855	6,385
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	6,565	7,273
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	10,050	11,462
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,835
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	30,000	24,601
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		7,025	5,325
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		24,940	26,363
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		10,000	10,860
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		7,000	7,721
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		22,000	22,957
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,700	2,738
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,289
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,289
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		3,000	3,145
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	8,295	9,164
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	6,785	7,496
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	15,000	16,572
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	3,140	3,469
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		10,000	11,891
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,500	3,026
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		10,000	11,835
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,400	6,503
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		15,500	16,875
	New Jersey Turnpike Authority Revenue	5.000%	1/1/43		1,860	2,018
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48		25,360	27,151
	Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23		27,895	29,773
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/34		1,150	1,298
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/35		1,250	1,407
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/37		1,370	1,532
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		4,000	4,673
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		23,160	25,277
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		21,980	22,924
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		15,340	17,159
						887,837
New Mexico (0.0%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion Regional Medical Center)	5.500%	7/1/42		5,000	5,355

New York (8.5%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	5,000	5,171
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,000	4,688
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28		3,750	4,387
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33		475	541
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35		850	963
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36		670	757
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,500	1,621
	Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	15,725	16,889
4	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20		1,190	1,186
4	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24		3,780	3,696
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,173
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		4,500	5,391
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,510	1,797
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		1,000	1,159
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		5,000	5,924
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,155
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		1,600	1,843
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,500	1,724
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		12,040	13,350
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/45		9,390	10,930
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31		1,010	1,180
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,382
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30		1,500	1,671
4	New York City NY Build NYC Resource Corp. Revenue (Albert Einstein College of Medicine Project)	5.500%	9/1/45		7,200	7,887
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28		4,035	4,537
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31		4,425	4,897
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41		5,905	6,372

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/36		15,000	16,754
	New York City NY GO	4.000%	3/1/42		10,000	10,807
	New York City NY GO	5.000%	3/1/44		10,000	11,749
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,021
	New York City NY Industrial Development Agency Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/28		4,000	4,294
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		8,000	8,604
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		16,235	18,491
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48		6,385	7,438
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		5,500	5,937
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	6,083
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,000	6,058
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		5,000	6,040
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		8,000	9,171
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35		15,020	18,135
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		15,000	16,924
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,135	4,603
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		2,825	3,082
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		3,200	3,550
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37		11,250	13,050
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38		25,000	27,254
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		3,350	3,705
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		7,865	8,822
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		7,000	7,596
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		8,250	8,822
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44		1,950	2,093
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38		10,000	11,980
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		7,620	9,075
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	8,754
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,631
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		7,465	8,599
	New York Convention Center Development Corp. Revenue	0.000%	11/15/43		2,500	1,016
	New York Convention Center Development Corp. Revenue	0.000%	11/15/45		10,000	3,723
4	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		8,950	9,168
	New York Liberty Development Corp. Revenue	5.125%	1/15/44		5,000	5,116
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		5,080	5,430
	New York Liberty Development Corp. Revenue	6.375%	7/15/49		10,870	11,216
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		11,000	12,057
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		11,275	14,461
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		5,015	6,644
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	13,000	13,740
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	9,000	9,786
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	6,625	7,244
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,875	2,050
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,271
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,271
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,250	2,614
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,500	2,905
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36		9,225	10,502
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37		6,875	7,934
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,575	9,373
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40		3,000	3,363
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	6,349
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		7,000	8,008
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	3,250	3,311
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20	(ETM)	2,450	2,550
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		7,000	8,137
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		10,000	10,602
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		15,900	17,354
	New York NY GO	5.000%	12/1/39		9,920	11,914
	New York State Dormitory Authority Revenue	5.000%	3/15/43		15,000	17,831
	New York State Dormitory Authority Revenue	4.000%	3/15/48		10,000	10,710
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41		3,775	4,321
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34		14,370	16,403
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39		6,000	6,420
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		6,500	6,921
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/45		5,000	5,460
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24		1,800	2,047
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29		2,700	3,144
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,600	1,844

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/32		4,000	4,595
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		700	802
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34		1,000	1,141
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		400	452
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		4,295	4,986
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		8,920	10,444
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		3,050	3,616
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36		6,920	7,540
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37		8,500	9,225
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		3,000	3,412
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		9,000	10,465
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40		11,705	13,992
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34		1,000	1,147
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,227
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		8,040	9,936
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		14,345	17,767
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		15,000	17,918
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41		5,035	6,013
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44		7,180	7,738
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		21,000	22,595
New York State Thruway Authority Revenue	5.000%	3/15/42		5,000	5,870
New York State Thruway Authority Revenue	5.000%	1/1/51		6,800	7,683
New York State Thruway Authority Revenue	5.250%	1/1/56		5,000	5,707
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,967
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/42		2,640	3,143
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		10,000	10,803
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/26		17,500	18,454
New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/31		38,270	40,119
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/32		13,500	15,797
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33		8,000	9,330
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34		5,500	6,394
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35	(4)	5,000	5,255
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36		5,000	5,193
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36		5,000	5,779
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36	(4)	5,500	5,766
New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/41	(4)	2,060	2,141
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/25		2,000	2,260
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/26		3,775	4,250
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,695	1,958
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28		5,625	6,631
Port Authority of New York & New Jersey Revenue	4.000%	3/15/30		30,000	33,495
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32		9,900	10,599
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33		5,000	5,567
Port Authority of New York & New Jersey Revenue	5.000%	10/1/35		2,400	2,783
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36		2,665	2,999
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37		4,665	5,241
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41		2,755	3,192
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42		5,000	5,792
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44		10,000	11,154
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		9,530	11,107
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47		5,000	5,771
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31		4,000	4,221
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		13,000	13,758
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30		2,315	2,579
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31		2,000	2,213
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30		2,750	2,923
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31		1,000	1,059
Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32		2,370	2,496
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36		7,050	7,904
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		1,000	1,076
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		10,930	12,810
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46		10,000	11,583
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	2,665	2,843
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		335	355

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Westchester County NY Industrial Development Agency Facilities Revenue (Million Air Two LLC Obligated Group)	7.000%	6/1/46		7,035	7,769
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34		2,050	2,230
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42		9,000	9,884
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		27,500	30,198
					1,211,715
North Carolina (0.6%)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/38		4,500	4,767
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42		5,000	5,714
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47		6,000	6,832
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25		2,000	2,243
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30		2,000	2,145
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35		2,250	2,361
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30		4,000	4,619
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32		5,000	5,725
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36		2,000	2,148
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40		10,000	11,191
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35		5,810	6,391
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/20		2,380	2,432
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/26		5,000	5,398
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/30		3,000	3,187
North Carolina Medical Care Commission Retirement Facilities Revenue (Aldersgate United Methodist Retirement Community, Inc.)	5.000%	7/1/47		1,150	1,205
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31		1,750	1,891
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37		4,800	5,102
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/41		2,115	2,238
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/46		3,160	3,324
North Carolina Turnpike Authority Revenue	5.000%	1/1/30		3,300	3,811
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		3,610	3,948
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		4,800	5,238
					91,910
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/34		4,705	5,299
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/38		6,000	6,658
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/43		5,000	5,490
					17,447
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,463
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33		2,530	2,691
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,000	3,363
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,065	3,466
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	5,000	5,221
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37		5,000	4,925
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47		10,545	10,493
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		3,750	4,053
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,309
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	3,380	3,556
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	9,834
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,750	1,876
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47		3,195	3,370
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50		2,500	2,628
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,700	6,462
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47		7,200	8,088
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31		5,630	6,300
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		4,455	4,896
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		5,000	5,456
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		10,250	11,284
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		10,000	11,238
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		10,050	10,826
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		6,000	6,719
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		10,000	10,601
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,385	2,754
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,500	1,589

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37		1,000	1,063
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,100	2,195
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47		1,500	1,576
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		6,100	6,359
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52		1,130	1,183
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		15,000	17,091
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		11,520	13,080
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38		7,280	7,975
	Lake County OH Port & Economic Development Lease Revenue (Tapestry Wickliffe LLC)	6.750%	12/1/52		4,500	4,596
	Little Miami OH School District GO	5.000%	11/1/43		1,000	1,137
	Little Miami OH School District GO	5.000%	11/1/48		2,000	2,259
	Little Miami OH School District GO	4.000%	11/1/55		6,500	6,692
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	2,670	2,907
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/21	(Prere.)	3,000	3,322
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		13,250	14,878
	Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		12,000	13,697
	Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28		5,500	5,737
	Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38		22,670	23,419
	Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48		5,000	5,216
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47		2,000	2,116
2	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		5,000	5,366
2	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46		13,225	14,154
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		2,235	2,351
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39		3,540	3,822
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53		4,000	4,276
	Penta Career Center Ohio COP	5.250%	4/1/26		3,505	3,823
						327,751
Oklahoma (0.8%)
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		1,000	1,167
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30		1,900	2,193
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31		1,000	1,148
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37		7,390	8,369
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/57		28,000	32,113
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.250%	8/15/43		8,500	9,678
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.250%	8/15/48		10,000	11,347
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/52		12,000	13,809
	Oklahoma Development Finance Authority Revenue (Provident Oklahoma Education Resources Inc.)	5.000%	8/1/47		4,575	4,261
	Oklahoma Development Finance Authority Revenue (Provident Oklahoma Education Resources Inc.)	5.250%	8/1/57		3,000	2,795
	Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35		580	621
	Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36		295	315
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38		3,500	3,999
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/34		4,000	4,364
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/42		4,500	4,805
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		8,890	9,403
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28		540	616
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29		400	455
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31		1,870	2,105
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32		700	785
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37		1,000	1,126
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45		2,250	2,500
						117,974
Oregon (0.7%)
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30		2,120	2,586
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/43		8,375	9,954
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/49		2,000	2,365
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		5,000	5,788
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32		3,600	4,042
	Oregon GO	5.000%	5/1/44		13,000	15,711
3	Oregon Health & Science University Revenue	5.750%	7/1/19	(Prere.)	6,750	6,795
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		1,440	1,490
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		2,000	1,850
	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		10,550	9,759
	Port of Portland OR International Airport Revenue	5.000%	7/1/31		2,000	2,442
	Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,650	2,005
	Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,160	3,513
	Port of Portland OR International Airport Revenue	5.000%	7/1/37		2,870	3,298
	Port of Portland OR International Airport Revenue	5.000%	7/1/42		5,000	5,709
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		5,000	5,695

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		8,000	8,996
Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46		2,250	2,382
					94,380
Pennsylvania (6.0%)
Allegheny County PA GO	5.000%	11/1/19	(Prere.)	3,265	3,321
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30		475	496
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35		1,985	2,056
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	1,000	1,091
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32	(4)	1,385	1,503
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33	(4)	2,000	2,168
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		2,650	2,795
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33		1,250	1,398
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		12,850	13,850
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		14,500	15,052
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		3,500	3,801
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/32		445	499
Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/42		500	547
Blythe Township PA Solid Waste Authority Revenue	7.750%	12/1/37		3,000	3,318
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/25		1,020	1,085
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	5.000%	3/1/33		1,865	2,149
Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/41		2,630	2,762
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		4,000	4,575
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47		12,290	14,065
Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	4.375%	3/1/28		275	280
Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.000%	3/1/38		650	672
Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.125%	3/1/48		1,050	1,084
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		8,250	9,685
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		6,000	7,018
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	4,625	4,919
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41		4,000	4,089
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		4,000	4,651
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41		3,500	3,772
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		2,000	2,149
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,060	1,139
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/39		1,625	1,712
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/46		3,175	3,328
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/38		1,000	1,079
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,200	1,281
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	2,013
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		3,975	4,091
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/46		7,000	8,010
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37		1,500	1,588
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41		1,500	1,595
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		4,440	4,913
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32		2,710	2,746
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42		4,150	4,205
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		2,940	3,089
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35		10,050	10,451
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,530	3,854
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		3,640	4,066
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36		11,250	12,362
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		10,035	10,961
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		1,700	1,859
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		1,750	1,865

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,500	2,832
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,670	3,024
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/32		2,750	2,990
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		2,800	3,007
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	2,124
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		5,000	5,048
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50		10,120	10,255
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		1,600	1,702
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		15,000	16,016
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		12,000	12,550
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		765	825
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (National Gypsum Co.)	5.500%	11/1/44		5,000	5,254
	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38		4,000	4,411
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/25		225	259
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/29		10,000	11,400
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36		8,965	9,649
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37		10,000	10,729
	Pennsylvania GO	5.000%	8/1/32		8,235	9,360
	Pennsylvania GO	5.000%	8/1/33		6,440	7,303
	Pennsylvania GO	4.000%	3/1/37	(15)	5,000	5,431
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		5,000	5,418
	Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	2,275	2,502
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		15,120	16,923
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	720	722
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	3,270	3,279
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	6,865	6,884
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	4,000	4,303
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23	(Prere.)	4,110	4,799
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		30,000	35,220
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		10,010	11,603
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		10,000	11,543
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,200	10,425
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		5,000	5,666
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,632
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36		5,000	5,374
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37		6,245	7,027
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,000	13,465
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		13,045	14,575
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	7,198
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,415	18,290
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		11,225	12,707
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		5,000	5,688
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		17,000	18,920
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		9,500	11,034
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		3,500	3,952
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		10,530	11,679
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		10,000	11,548
1	Pennsylvania Turnpike Commission Revenue, 5.125% coupon rate effective 6/1/2024	0.000%	12/1/39		8,000	7,200
	Philadelphia PA Airport Revenue	5.000%	7/1/33		2,500	2,914
	Philadelphia PA Airport Revenue	5.000%	7/1/34		5,680	6,600
	Philadelphia PA Airport Revenue	5.000%	7/1/35		7,680	8,900
	Philadelphia PA Airport Revenue	5.000%	7/1/37		4,000	4,607
	Philadelphia PA Airport Revenue	5.000%	7/1/42		7,350	8,385
	Philadelphia PA Airport Revenue	5.000%	7/1/47		5,000	5,685
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		5,000	5,784
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		6,600	7,460
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		3,545	4,131
	Philadelphia PA Gas Works Revenue	5.000%	8/1/27		2,000	2,320

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		2,000	2,311
	Philadelphia PA Gas Works Revenue	5.000%	10/1/30		4,200	4,899
	Philadelphia PA Gas Works Revenue	5.000%	10/1/32		3,335	3,861
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		1,000	1,137
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,000	1,134
	Philadelphia PA Gas Works Revenue	4.000%	10/1/35		1,845	1,946
	Philadelphia PA Gas Works Revenue	4.000%	10/1/36		1,750	1,840
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42		6,300	7,214
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47		9,255	10,562
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/30		2,950	3,324
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/31		1,750	1,956
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32		1,500	1,665
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/33		1,000	1,107
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,103
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/36		5,850	6,313
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		7,930	8,529
	Philadelphia PA School District GO	5.000%	9/1/29		1,100	1,314
	Philadelphia PA School District GO	5.000%	9/1/30		1,445	1,711
	Philadelphia PA School District GO	5.000%	9/1/31		1,515	1,782
	Philadelphia PA School District GO	5.000%	9/1/32		1,500	1,753
	Philadelphia PA School District GO	5.000%	9/1/34		1,450	1,680
	Philadelphia PA School District GO	5.000%	9/1/36		1,200	1,380
	Philadelphia PA School District GO	5.000%	9/1/38		1,250	1,425
	Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40		3,510	3,907
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42		7,885	9,106
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47		25,035	28,929
	Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52		2,500	2,865
	Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52		7,000	8,209
	Pittsburgh PA GO	5.000%	9/1/25		500	592
	Pittsburgh PA GO	5.000%	9/1/27		625	766
	Pittsburgh PA GO	5.000%	9/1/28		590	719
	Pittsburgh PA GO	4.000%	9/1/32		500	550
	Pittsburgh PA GO	4.000%	9/1/33		500	548
	Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		8,125	8,926
	Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21		8,365	8,279
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	10,000	10,277
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/35		1,000	1,117
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/38		1,500	1,667
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23		1,085	1,091
4	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		35,000	36,895
						848,977
Puerto Rico (0.6%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24		5,380	5,380
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		55	54
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37		95	93
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		4,185	4,159
	Puerto Rico Highway & Transportation Authority Transportation Revenue	5.250%	7/1/41	(12)	5,000	5,258
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		9,448	7,938
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		8,457	6,340
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		18,496	12,381
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		15,671	9,342
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33		528	282
	Puerto Rico Sales Tax Financing Corp. Revenue	4.500%	7/1/34		5,386	5,464
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40		196	192
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/46		5,023	1,153
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/51		4,092	701
	Puerto Rico Sales Tax Financing Corp. Revenue	4.750%	7/1/53		1,436	1,372
	Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		20,447	20,152
						80,261
Rhode Island (0.6%)
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41		1,000	1,122
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/42		2,000	2,304

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/47		8,350	9,600
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/28		2,505	2,966
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/29		5,170	6,089
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/30		2,105	2,463
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/31		1,000	1,077
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/32		1,250	1,341
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/33		1,350	1,444
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/34		1,325	1,413
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,000	1,072
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,685	1,807
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,000	1,068
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,590	1,699
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,250	1,331
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,270	1,352
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		4,500	5,019
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/36		8,500	9,352
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/27	(4)	10,040	11,628
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22		875	962
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23		750	842
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24		750	857
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25		850	987
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31		2,895	3,004
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29		4,530	4,962
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30		4,000	4,354
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		7,150	7,152
					87,267
South Carolina (1.6%)
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38		7,650	8,020
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39		1,500	1,564
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41		11,100	12,206
Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		10,000	10,845
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,778
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25		2,180	2,520
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		7,500	8,386
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		4,880	5,110
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46		15,000	16,678
South Carolina Ports Authority Revenue	5.000%	7/1/27		4,000	4,831
South Carolina Ports Authority Revenue	5.000%	7/1/28		2,000	2,451
South Carolina Ports Authority Revenue	5.000%	7/1/29		2,040	2,483
South Carolina Ports Authority Revenue	5.000%	7/1/30		2,000	2,418
South Carolina Ports Authority Revenue	5.250%	7/1/55		10,245	11,434
South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,717
South Carolina Public Service Authority Revenue	5.000%	12/1/30		3,755	3,993
South Carolina Public Service Authority Revenue	5.000%	12/1/30		2,500	2,684
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,165	2,432
South Carolina Public Service Authority Revenue	5.000%	12/1/31		1,150	1,303
South Carolina Public Service Authority Revenue	5.000%	12/1/31		3,295	3,801
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,150	2,501
South Carolina Public Service Authority Revenue	5.500%	12/1/33		1,305	1,468
South Carolina Public Service Authority Revenue	5.000%	12/1/35		7,940	8,838
South Carolina Public Service Authority Revenue	5.000%	12/1/35		990	1,129
South Carolina Public Service Authority Revenue	5.000%	12/1/36		5,030	5,765
South Carolina Public Service Authority Revenue	5.000%	12/1/37		3,685	4,181

High-Yield Tax-Exempt Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/38	11,000	12,453
South Carolina Public Service Authority Revenue	5.000%	12/1/38	5,500	5,997
South Carolina Public Service Authority Revenue	5.000%	12/1/38	410	447
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,523
South Carolina Public Service Authority Revenue	5.000%	12/1/43	8,425	8,922
South Carolina Public Service Authority Revenue	5.125%	12/1/43	540	589
South Carolina Public Service Authority Revenue	5.000%	12/1/46	9,215	10,145
South Carolina Public Service Authority Revenue	5.000%	12/1/48	600	650
South Carolina Public Service Authority Revenue	5.000%	12/1/49	4,605	5,023
South Carolina Public Service Authority Revenue	5.000%	12/1/50	10,550	11,669
South Carolina Public Service Authority Revenue	5.000%	12/1/55	2,600	2,861
South Carolina Public Service Authority Revenue	5.250%	12/1/55	5,195	5,832
South Carolina Public Service Authority Revenue	5.000%	12/1/56	9,600	10,763
				224,410
South Dakota (0.3%)
Rapid City SD Sales Tax Revenue	4.000%	12/1/48	7,500	7,825
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,409
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/40	10,000	11,461
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,840
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,502
				40,037
Tennessee (1.1%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,801
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	389
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,175
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,987
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,287
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	11,167
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (East Tennessee Children’s Hospital)	4.000%	11/15/48	5,000	5,202
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Lipscomb University Project)	5.250%	10/1/58	2,500	2,876
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40	4,000	4,487
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,584
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21	3,000	3,049
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	25,000	28,582
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,350	2,500
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,079
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	6,845
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,385
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,851
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,875	6,505
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,116
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,140
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	18,958
Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/19	17,000	18,412
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	480	494
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	1,840	1,901
				154,772
Texas (6.5%)
Abilene TX Independent School District GO	4.000%	2/15/30	2,000	2,271
Abilene TX Independent School District GO	4.000%	2/15/31	1,840	2,074
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	1,200	1,421
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28	600	688
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	1,175	1,382
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29	500	569
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	1,025	1,198
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30	500	566
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31	1,200	1,393
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32	850	956
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34	500	556
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,149
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,207
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,338
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,444

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Austin TX Airport System Revenue	5.000%	11/15/37		1,410	1,613
	Austin TX Airport System Revenue	5.000%	11/15/39		5,890	6,548
	Austin TX Airport System Revenue	5.000%	11/15/41		4,000	4,542
	Austin TX Airport System Revenue	5.000%	11/15/46		5,015	5,676
	Brownsville TX Utility System Revenue	4.000%	9/1/30		10,000	10,559
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,500	1,610
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32		4,090	2,737
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		3,000	1,912
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		6,590	7,158
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,300	1,479
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,350	1,532
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		1,650	1,872
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		1,375	1,557
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41		6,000	6,238
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		750	807
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		1,000	1,109
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		7,000	7,804
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.000%	8/15/38		6,500	6,889
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.125%	8/15/48		14,000	14,770
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31		7,500	9,479
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,000	9,191
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/33		5,065	5,647
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/34		5,175	5,745
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26		2,000	2,272
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		7,085	7,358
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		3,780	3,926
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		21,305	22,588
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		7,085	7,346
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		10,000	10,580
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		16,940	17,922
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43		11,000	11,388
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		8,000	8,914
1	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.450% coupon rate effective 10/1/2023	0.000%	10/1/34		19,500	19,852
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/31		8,000	8,736
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater Houston Area)	5.000%	6/1/38		2,500	2,638
	Harris County TX GO	5.000%	8/15/34		1,670	1,962
	Harris County TX GO	5.000%	8/15/35		5,015	5,873
	Harris County TX Sports Authority Revenue	5.000%	11/15/31		500	560
	Harris County TX Sports Authority Revenue	5.000%	11/15/32		500	560
	Harris County TX Sports Authority Revenue	5.000%	11/15/34		1,100	1,227
	Hays County TX Special Assessment Revenue	7.000%	9/15/45		4,500	4,513
	Houston TX Airport System Revenue	5.000%	7/1/31		900	974
	Houston TX Airport System Revenue	5.000%	7/1/32		5,000	5,403
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24		17,500	18,959
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29		13,150	14,519
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30		4,000	4,326
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	15	15
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	205	205
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	10	10
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19	(Prere.)	5	5
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		1,410	1,682
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29		1,035	1,229
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30		1,385	1,635
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/45		9,500	10,707
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/30		1,000	1,046
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/42		2,750	2,802
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/37		3,500	3,678

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/47		3,500	3,634
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/43		4,370	4,770
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36		3,750	4,029
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37		2,500	2,677
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Midtown Park Inc. Obligated Group)	5.500%	7/1/54		9,180	9,336
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36		4,605	4,879
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46		3,000	3,131
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51		4,750	4,943
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/31		850	911
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/36		550	582
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/46		3,200	3,351
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/46		1,500	1,526
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/52		1,150	1,166
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/31		1,000	1,099
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/40		1,000	1,087
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35		3,000	3,234
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35		1,500	1,608
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/47		4,000	4,215
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35		4,200	3,854
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/47		21,370	19,717
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41		5,860	6,480
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41		990	1,088
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		7,700	8,482
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		4,150	4,543
	North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	7,000	7,524
	North Texas Tollway Authority System Revenue	6.000%	9/1/21	(Prere.)	5,000	5,488
	North Texas Tollway Authority System Revenue	6.250%	2/1/23		20,000	20,630
	North Texas Tollway Authority System Revenue	6.000%	1/1/28		1,705	1,711
	North Texas Tollway Authority System Revenue	5.000%	1/1/30		10,000	11,485
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		13,020	14,008
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		4,545	5,814
	North Texas Tollway Authority System Revenue	5.000%	1/1/39		5,000	5,881
	North Texas Tollway Authority System Revenue	5.000%	1/1/48		13,200	15,314
	North Texas Tollway Authority System Revenue	5.000%	1/1/48		35,700	40,643
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46		2,250	2,459
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		1,180	1,224
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24		7,790	8,896
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25		1,000	1,166
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		4,755	5,510
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48		30,000	32,905
	San Antonio TX GO	4.000%	8/1/34		4,060	4,482
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force Villages Project)	5.000%	5/15/37		6,000	6,331
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	4.500%	11/15/23		6,500	6,531
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/47		2,000	2,259
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/52		2,500	2,815
6	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28		2,825	819

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Stayton at Museum Way Project)	8.250%	11/15/44		3,000	2,700
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/43		5,925	6,865
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		1,120	1,196
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		1,170	1,287
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24		1,645	1,807
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		7,500	8,661
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		16,500	18,111
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		3,050	3,343
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		6,995	8,390
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27		3,650	3,993
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		2,970	3,241
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		4,355	4,739
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30		425	461
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31		3,705	3,846
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		20,000	21,311
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		10,000	10,644
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38		13,175	15,440
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		23,525	24,275
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		2,640	2,790
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43		24,790	28,690
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40		4,450	4,874
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45		5,000	5,458
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50		6,000	6,532
Texas Transportation Commission Revenue	0.000%	8/1/34		1,300	730
Texas Transportation Commission Revenue	0.000%	8/1/35		1,200	631
Texas Transportation Commission Revenue	0.000%	8/1/36		1,000	497
Texas Transportation Commission Revenue	5.000%	8/1/57		13,000	14,700
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		6,280	7,010
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		31,900	35,535
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		17,925	19,845
Texas Water Development Board Revenue	4.000%	10/15/33		5,085	5,664
University of Houston Texas Revenue	5.000%	2/15/37		7,170	8,261
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/35	(15)	1,600	1,739
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/37	(15)	1,500	1,618
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	2,750	2,937
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/45	(15)	1,700	1,810
					933,964
Utah (1.0%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42		16,000	18,327
Salt Lake City UT Airport Revenue	5.000%	7/1/47		28,000	31,942
Salt Lake City UT Airport Revenue	5.000%	7/1/48		7,500	8,659
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,475	4,953
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	3,700	4,095
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,685	5,185
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	3,500	3,873
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	18,941
Utah GO	5.000%	7/1/31		4,000	5,017
Utah GO	5.000%	7/1/32		2,600	3,246
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	(Prere.)	4,805	5,286
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		1,265	1,401
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		4,500	4,944
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		4,000	4,377
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	(15)	17,100	20,093
					140,339
Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		6,800	7,489
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		5,800	6,363
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/37		1,500	1,722
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/38		1,785	2,044
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/39		1,130	1,292
Vermont Housing Finance Agency Revenue	4.125%	11/1/42		560	569
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/25		1,010	1,158
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/26		1,375	1,599
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/27		850	982
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/28		1,325	1,520

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/31		1,250	1,299
	Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/32		1,250	1,295
7	Vermont Student Assistance Corp. Education Loan Revenue, 3M USD LIBOR + 3.000%	5.595%	12/3/35		8,154	8,524
						35,856
Virgin Islands (0.1%)
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29		3,500	3,430
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33		4,695	4,530
	Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44		1,910	1,685
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30		5,000	5,444
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33		3,000	3,228
						18,317
Virginia (2.1%)
	Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue (Portals West Apartment)	8.250%	4/1/32	(ETM)	385	531
	Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		13,500	15,030
1	Chesapeake VA Toll Road Revenue, 4.875% coupon rate effective 7/15/2023	0.000%	7/15/40		7,800	7,261
	Chesterfield County VA Economic Development Authority Retirement Facilities Revenue (Brandermill Woods Project)	5.125%	1/1/43		4,750	4,849
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group)	4.000%	5/15/48		5,000	5,343
	Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/38		5,280	5,811
	Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/43		3,900	4,246
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/29		1,425	1,617
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/30		2,000	2,260
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/31		1,155	1,300
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,121
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/42		5,550	5,708
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/48		1,435	1,524
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/51		1,690	1,791
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/31		750	774
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31		5,000	5,410
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38		10,000	10,591
4	Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45		17,000	18,218
	Norfolk VA GO	5.000%	8/1/29		4,250	5,339
	Norfolk VA GO	5.000%	8/1/30		4,460	5,564
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.000%	1/1/49		2,500	2,618
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.250%	1/1/54		3,400	3,596
	Peninsula Town Center Community Development Authority Revenue	5.000%	9/1/45		2,300	2,428
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31		1,700	1,865
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37		1,000	1,079
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46		4,000	4,288
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30		1,000	1,082
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35		1,295	1,369
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35		2,000	2,142
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45		8,000	8,357
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45		1,755	1,833
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33		11,465	12,685
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/31		6,985	8,593
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/32		7,340	9,001
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/33		7,715	9,419
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32		12,670	13,568
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37		12,310	13,581
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42		13,350	14,417
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34		11,500	12,186
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34		15,000	15,895
	Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000%	12/31/56		51,075	55,675
						299,965

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
Washington (1.3%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26		4,000	4,294
	Port of Seattle WA Revenue	5.000%	9/1/25		3,000	3,206
	Port of Seattle WA Revenue	5.000%	5/1/29		4,000	4,764
	Port of Seattle WA Revenue	5.000%	5/1/30		9,215	10,907
	Port of Seattle WA Revenue	5.000%	5/1/31		8,000	9,414
	Port of Seattle WA Revenue	5.000%	4/1/33		2,500	2,806
	Port of Seattle WA Revenue	5.000%	5/1/33		5,500	6,432
	Port of Seattle WA Revenue	5.000%	5/1/34		2,500	2,909
	Port of Seattle WA Revenue	5.000%	4/1/35		6,150	6,869
	Port of Seattle WA Revenue	5.000%	5/1/35		10,000	11,605
	Port of Seattle WA Revenue	5.000%	5/1/35		3,680	4,271
	Port of Seattle WA Revenue	5.000%	4/1/40		5,000	5,524
	Port of Tacoma WA Revenue	5.000%	12/1/37		8,835	10,118
	Port of Tacoma WA Revenue	5.000%	12/1/38		9,275	10,598
	Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29		1,785	1,995
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31		5,000	5,152
	Washington Economic Development Finance Authority Environmental Facilities Revenue (Columbia Pulp)	7.500%	1/1/32		2,000	2,259
	Washington GO	5.000%	2/1/39		19,435	22,035
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/39		4,500	4,955
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38		5,510	6,103
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/19	(Prere.)	5,000	5,000
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/37		4,735	4,975
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/38		4,720	4,947
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40		4,040	4,456
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	6.750%	7/1/35		820	893
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	7.000%	7/1/45		2,000	2,168
	Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	7.000%	7/1/50		2,000	2,157
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36		2,125	2,296
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46		4,500	4,800
	Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51		7,300	7,763
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31		1,910	2,018
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36		1,000	1,044
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41		1,100	1,142
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46		2,500	2,588
	Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51		3,800	3,922
						186,385
West Virginia (0.5%)
	Harrison County WV County Commission Revenue (Monogahela Power Company) PUT	3.000%	10/15/21		10,000	10,002
4	Monongalia County WV Commission Special District Excise Tax Revenue (Monongalia County Commission Special District)	4.500%	6/1/27		2,000	2,009
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,629
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	4.125%	1/1/47		4,980	5,121
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32		6,000	6,063
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/19	(Prere.)	400	401
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38		5,130	5,681
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		5,000	5,547
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		7,500	7,711
	West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		7,500	8,435
	West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,000	2,190
	West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,250	2,423
	West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System Obligated Group)	5.000%	6/1/47		6,985	7,817
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/39		1,135	1,348

High-Yield Tax-Exempt Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/43		5,000	5,899
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33		1,540	1,548
						74,824
Wisconsin (2.3%)
	Middleton Cross Plains WI Area School District GO	4.000%	3/1/31		4,480	4,986
	Middleton Cross Plains WI Area School District GO	4.000%	3/1/32		4,880	5,399
2	Monona Grove WI School District Building & Improvement GO	3.000%	5/1/33	(4)	4,075	4,111
	Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42		3,000	3,092
	Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19	(Prere.)	1,610	1,610
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20	(Prere.)	5,675	5,925
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/20	(Prere.)	10,810	11,214
	Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/37		1,110	1,167
	Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/41		955	997
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	2/15/20	(Prere.)	5,000	5,146
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,030
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,905	6,275
	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39		6,765	7,190
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46		20,425	23,329
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22	(Prere.)	5,500	6,079
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39		20,000	21,932
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48		10,000	10,160
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34		9,300	10,419
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44		3,155	3,462
	Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23		5,600	5,704
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22		7,590	7,946
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		12,000	12,996
4	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		3,050	3,342
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		6,825	7,232
	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		4,500	4,761
	Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46		14,500	16,158
	Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/39		500	511
	Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/49		1,100	1,116
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30		10,000	10,889
	Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35		7,000	7,092
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/43		3,100	3,471
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/48		3,225	3,601
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/42		1,100	1,198
	Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/47		1,100	1,198
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31		3,000	3,391
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32		4,745	5,336
	Wisconsin Public Finance Authority Hospital Revenue (WakeMed Hospital)	5.000%	10/1/44		12,500	14,480
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/37		625	672
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/52		1,800	1,912
	Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27		10,000	10,981
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22		1,425	1,495
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23		1,000	1,058
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36		1,500	1,530
	Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48		5,000	5,093
	Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30		7,210	7,479
	Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38		4,050	4,211
	Wisconsin Public Finance Authority Revenue (Maryland Proton Treatment Center LLC)	6.375%	1/1/48		5,000	5,285
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.000%	11/15/22		540	540
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.500%	11/15/23		1,600	1,600
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.950%	11/15/24		1,250	1,256
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37		1,000	1,066
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42		1,230	1,303
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47		1,225	1,293
	Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52		2,300	2,415
	Wisconsin Public Finance Authority Special Facility Revenue (Million Air Two LLC Obligation Group)	7.125%	6/1/41		20,200	22,089
	Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/54	(4)	1,700	1,887

High-Yield Tax-Exempt Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/58	(4)	2,000	2,199
Wisconsin Public Finance Authority Student Housing Revenue (Western Carolina University Project)	5.250%	7/1/47		3,250	3,450
					326,759
Total Tax-Exempt Municipal Bonds (Cost $12,942,787)					13,522,482

			Shares
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
8	Vanguard Municipal Cash Management Fund (Cost $653,207)	2.259%	6,531,635	653,229
Total Investments (99.4%) (Cost $13,595,994)				14,175,711

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets	260,642
Liabilities	(179,397)
81,245
Net Assets (100%)	14,256,956

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	13,522,482
Affiliated Issuers	653,229
Total Investments in Securities	14,175,711
Investment in Vanguard	695
Receivables for Investment Securities Sold	58,373
Receivables for Accrued Income	183,989
Receivables for Capital Shares Issued	16,551
Variation Margin Receivable—Futures Contracts	533
Other Assets	501
Total Assets	14,436,353
Liabilities
Payables for Investment Securities Purchased	149,925
Payables for Capital Shares Redeemed	10,794
Payables for Distributions	11,716
Payables to Vanguard	6,064
Variation Margin Payable—Futures Contracts	756
Other Liabilities	142
Total Liabilities	179,397
Net Assets	14,256,956

High-Yield Tax-Exempt Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	13,675,709
Total Distributable Earnings (Loss)	581,247
Net Assets	14,256,956

Investor Shares—Net Assets
Applicable to 177,731,125 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,037,958
Net Asset Value Per Share—Investor Shares	$11.47

Admiral Shares—Net Assets
Applicable to 1,065,624,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,218,998
Net Asset Value Per Share—Admiral Shares	$11.47

•    See Note A in Notes to Financial Statements.

1   Step bond.

2   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

3   Securities with a value of $3,777,000 have been segregated as initial margin for open futures contracts.

4   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $156,733,000, representing 1.1% of net assets.

5   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6   Non-income-producing security–security in default.

7   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	5,127	1,092,091	2,991
Ultra 10-Year U.S. Treasury Note	June 2019	42	5,535	13
				3,004

Short Futures Contracts
5-Year U.S. Treasury Note	June 2019	(1,929)	(223,071)	(1,427)
10-Year U.S. Treasury Note	June 2019	(1,348)	(166,710)	(1,056)
Ultra Long U.S. Treasury Bond	June 2019	(160)	(26,285)	(239)
30-Year U.S. Treasury Bond	June 2019	(57)	(8,406)	(70)
				(2,792)
				212

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1]	250,491
Total Income	250,491
Expenses
The Vanguard Group—Note B
Investment Advisory Services	977
Management and Administrative—Investor Shares	1,244
Management and Administrative—Admiral Shares	3,787
Marketing and Distribution—Investor Shares	152
Marketing and Distribution—Admiral Shares	359
Custodian Fees	25
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	69
Trustees’ Fees and Expenses	3
Total Expenses	6,668
Net Investment Income	243,823
Realized Net Gain (Loss)
Investment Securities Sold[1]	22,145
Futures Contracts	3,261
Realized Net Gain (Loss)	25,406
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	545,960
Futures Contracts	(78)
Change in Unrealized Appreciation (Depreciation)	545,882
Net Increase (Decrease) in Net Assets Resulting from Operations	815,111

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,821,000, ($22,000), and $27,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,823	482,901
Realized Net Gain (Loss)	25,406	21,014
Change in Unrealized Appreciation (Depreciation)	545,882	(462,981)
Net Increase (Decrease) in Net Assets Resulting from Operations	815,111	40,934
Distributions
Net Investment Income
Investor Shares	(34,645)	(69,776)
Admiral Shares	(213,132)	(417,024)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(247,777)	(486,800)
Capital Share Transactions
Investor Shares	166,569	(48,748)
Admiral Shares	700,272	984,904
Net Increase (Decrease) from Capital Share Transactions	866,841	936,156
Total Increase (Decrease)	1,434,175	490,290
Net Assets
Beginning of Period	12,822,781	12,332,491
End of Period	14,256,956	12,822,781

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.99	$11.37	$11.47	$11.20	$11.23	$10.63
Investment Operations
Net Investment Income	.202 [1]	.418 [1]	.427 [1]	.413	.414	.430
Net Realized and Unrealized Gain (Loss) on Investments	.484	(.377)	(.108)	.270	(.030)	.600
Total from Investment Operations	.686	.041	.319	.683	.384	1.030
Distributions
Dividends from Net Investment Income	(.206)	(.421)	(.419)	(.413)	(.414)	(.430)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.206)	(.421)	(.419)	(.413)	(.414)	(.430)
Net Asset Value, End of Period	$11.47	$10.99	$11.37	$11.47	$11.20	$11.23

Total Return[2]	6.29%	0.35%	2.91%	6.15%	3.47%	9.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,038	$1,790	$1,904	$1,980	$1,614	$1,484
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.72%	3.80%	3.59%	3.69%	3.94%
Portfolio Turnover Rate	17%	17%	21%	19%	21%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.99	$11.37	$11.47	$11.20	$11.23	$10.63
Investment Operations
Net Investment Income	.207 [1]	.427 [1]	.437 [1]	.425	.423	.438
Net Realized and Unrealized Gain (Loss) on Investments	.483	(.377)	(.106)	.270	(.030)	.600
Total from Investment Operations	.690	.050	.331	.695	.393	1.038
Distributions
Dividends from Net Investment Income	(.210)	(.430)	(.431)	(.425)	(.423)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.210)	(.430)	(.431)	(.425)	(.423)	(.438)
Net Asset Value, End of Period	$11.47	$10.99	$11.37	$11.47	$11.20	$11.23

Total Return[2]	6.33%	0.43%	3.01%	6.26%	3.56%	9.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,219	$11,032	$10,429	$9,231	$7,398	$6,608
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.80%	3.90%	3.69%	3.77%	4.02%
Portfolio Turnover Rate	17%	17%	21%	19%	21%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $695,000, representing 0.00% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,522,482	—
Temporary Cash Investments	653,229	—	—
Futures Contracts—Assets[1]	533	—	—
Futures Contracts—Liabilities[1]	(756)	—	—
Total	653,006	13,522,482	—

1   Represents variation margin on the last day of the reporting period.

D.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,596,525
Gross Unrealized Appreciation	604,717
Gross Unrealized Depreciation	(25,319)
Net Unrealized Appreciation (Depreciation)	579,398

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses including $22,174,000, which may be used to offset future net capital gains through October 31, 2019. The fund will use these

High-Yield Tax-Exempt Fund

capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year.

E.  During the six months ended April 30, 2019, the fund purchased $1,792,456,000 of investment securities and sold $1,093,675,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended April 30, 2019, such purchases and sales were $92,931,000 and $177,634,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	425,529	37,895	551,059	48,936
Issued in Lieu of Cash Distributions	29,131	2,586	58,183	5,184
Redeemed	(288,091)	(25,690)	(657,990)	(58,560)
Net Increase (Decrease)—Investor Shares	166,569	14,791	(48,748)	(4,440)
Admiral Shares
Issued	1,771,682	157,779	2,909,605	258,614
Issued in Lieu of Cash Distributions	147,889	13,131	283,166	25,236
Redeemed	(1,219,299)	(109,256)	(2,207,867)	(196,917)
Net Increase (Decrease)—Admiral Shares	700,272	61,654	984,904	86,933

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard High-Yield Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard Short-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q952 062019

Semiannual Report | April 30, 2019 Vanguard Tax-Exempt Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	138

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019
Tax-Exempt Bond Index Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,055.10	$0.87
ETF Shares	1,000.00	1,055.48	0.41
AdmiralTM Shares	1,000.00	1,055.50	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.36	$0.85
ETF Shares	1,000.00	1,024.81	0.40
Admiral Shares	1,000.00	1,024.76	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.08% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Tax-Exempt Bond Index Fund

Largest Area Concentrations

As of April 30, 2019

New York	20.5%
California	16.7
Texas	10.7
Massachusetts	5.0
New Jersey	4.7
Illinois	4.4
Pennsylvania	3.8
Florida	3.4
Washington	3.1
Maryland	2.6
Top Ten	74.9%

The table shows the percentage of net assets, excluding any futures contracts.

3

Tax-Exempt Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/19		300	303
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/21		180	193
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	165	183
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	290	322
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/27		960	1,115
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/28		720	835
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		645	742
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	9/1/32		555	598
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/36		665	781
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		1,250	1,363
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37		390	420
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	100	106
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23		525	588
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/25		450	523
Alabama Public School & College Authority Revenue	5.000%	1/1/21		810	855
Alabama Public School & College Authority Revenue	5.000%	1/1/26		2,810	3,258
Alabama Public School & College Authority Revenue	5.000%	1/1/27		1,560	1,803
Auburn University Alabama General Fee Revenue	5.000%	6/1/28		335	403
Auburn University Alabama General Fee Revenue	4.000%	6/1/41		2,945	3,132
Birmingham AL Airport Authority Revenue	5.250%	7/1/30	(4)	170	176
Birmingham AL Airport Authority Revenue	5.500%	7/1/40	(4)	140	145

4

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/21	(Prere.)	1,460	1,542
Birmingham AL Water Works Board Water Revenue	4.000%	1/1/36		250	268
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		1,890	2,169
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/48		1,315	1,512
Jefferson County AL Board of Education GO	5.000%	2/1/46		2,165	2,483
Jefferson County AL Revenue	5.000%	9/15/33		500	581
Jefferson County AL Revenue	5.000%	9/15/34		250	290
Jefferson County AL Revenue	5.000%	9/15/35		250	289
					26,978
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27		170	197
Anchorage AK Electric Utility Revenue	5.000%	12/1/41		1,220	1,364
					1,561
Arizona (1.7%)
Arizona Board of Regents COP (Arizona State University)	5.000%	9/1/23		1,515	1,719
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	390	430
Arizona COP	5.250%	10/1/20	(4)	120	122
Arizona COP	5.000%	10/1/29	(4)	2,945	2,986
Arizona School Facilities Board COP	5.000%	9/1/19		840	849
Arizona School Facilities Board COP	5.000%	9/1/20		100	104
Arizona School Facilities Board COP	5.000%	9/1/21		590	635
Arizona School Facilities Board COP	5.000%	9/1/23		830	944
Arizona Transportation Board Excise Tax Revenue	5.250%	7/1/19	(Prere.)	135	136
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		1,000	1,105
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		215	244
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		325	369
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		585	682
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25		335	390
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	(Prere.)	415	417
Arizona Transportation Board Highway Revenue	5.000%	7/1/21		1,255	1,344
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	570	628
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		1,040	1,113
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		280	326
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		590	649
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		150	160

5

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/26		1,000	1,161
Arizona Transportation Board Highway Revenue	5.000%	7/1/26		2,775	3,048
Arizona Transportation Board Highway Revenue	5.000%	7/1/29		995	1,145
Arizona Transportation Board Highway Revenue	5.000%	7/1/31		2,280	2,608
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		2,810	3,204
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(Prere.)	3,260	3,416
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	720	801
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23		215	246
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/24		270	316
Maricopa County AZ Community College District GO	5.000%	7/1/21		225	241
Maricopa County AZ Community College District GO	5.000%	7/1/23		100	113
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	515	535
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/20	(Prere.)	730	760
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/19		860	865
Phoenix AZ Civic Improvement Corp. Transit Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20		1,210	1,258
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28		1,900	2,088
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/19	(Prere.)	1,500	1,508
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20		765	795
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		775	856
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		845	983
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29		2,365	2,589
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.750%	7/1/44		160	176
Phoenix AZ GO	4.000%	7/1/21		1,455	1,529
Phoenix AZ GO	4.000%	7/1/22		390	419
Phoenix AZ GO	4.000%	7/1/24		690	769
Phoenix AZ GO	4.000%	7/1/25		750	834
Phoenix AZ GO	5.000%	7/1/26		465	566
Phoenix AZ GO	5.000%	7/1/27		3,175	3,861
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		250	280
Phoenix AZ Industrial Development Authority Lease Revenue (Rowan University)	5.250%	6/1/34		210	228

6

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pima County AZ Sewer Revenue	5.000%	7/1/24		220	256
Pinal County AZ Electric District Revenue	5.250%	7/1/21	(Prere.)	125	135
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/32		5,000	5,812
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/19		305	311
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/21		395	417
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/23		585	655
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/24		140	161
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/27		1,575	1,702
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		285	357
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		235	254
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		720	786
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/31		6,715	7,324
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35		2,225	2,570
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/36		20	23
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		6,115	7,213
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/41		2,400	2,745
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/45		1,700	1,941
					85,212
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21		375	401
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,200	1,337
Springdale AR School District No. 50 GO	4.000%	6/1/33		395	416
					2,154
California (16.7%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)(ETM)	235	234
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/19	(2)	15	15
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	240	235
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	5	5
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		2,250	2,551
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/35	(14)	315	181
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		2,240	2,533
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	125	145

7

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		500	564
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	395	421
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		2,060	2,316
1	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/47		250	178
	Alvord CA Unified School District GO	0.000%	8/1/41	(4)	220	96
	Alvord CA Unified School District GO	0.000%	8/1/43	(4)	400	170
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		1,890	2,038
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		1,505	1,621
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		1,250	1,344
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		375	402
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/32	(4)	1,500	1,002
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/36	(4)	1,490	829
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		3,500	3,952
	Baldwin Park CA Unified School District GO	0.000%	8/1/42	(15)	200	50
	Bay Area Toll Authority California Toll Bridge Revenue	5.000%	4/1/44		2,615	3,131
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	245	278
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	100	114
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		1,000	1,100
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		1,000	1,085
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,062
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/54		4,315	4,734
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54		1,845	2,036
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56		365	385
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		3,500	4,007
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		250	250
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		500	503
	Beverly Hills CA Unified School District GO	0.000%	8/1/33		100	67

8

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		1,000	1,133
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		645	668
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,825	1,955
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	100	102
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		225	254
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		135	161
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		325	383
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		210	254
California Economic Recovery GO	5.000%	7/1/19	(ETM)	405	407
California Economic Recovery GO	5.000%	7/1/19	(Prere.)	325	327
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		325	374
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		3,570	4,826
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		1,800	2,481
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		1,035	1,428
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		4,850	6,791
California GO	5.000%	8/1/19		100	101
California GO	5.000%	9/1/19		135	137
California GO	5.000%	10/1/19		310	315
California GO	5.000%	2/1/20		225	231
California GO	5.000%	2/1/20		110	113
California GO	5.000%	8/1/20		500	522
California GO	5.000%	9/1/20		100	105
California GO	5.000%	9/1/20		100	105
California GO	5.000%	10/1/20		445	467
California GO	5.000%	10/1/20		515	541
California GO	5.000%	10/1/20		1,090	1,144
California GO	5.250%	10/1/20		500	508
California GO	5.500%	4/1/21		430	431
California GO	5.000%	8/1/21		235	253
California GO	5.000%	9/1/21		245	264
California GO	5.000%	9/1/21		1,010	1,089
California GO	5.000%	10/1/21		160	173
California GO	5.000%	12/1/21		265	288
California GO	5.000%	2/1/22		175	191
California GO	5.250%	4/1/22		20	20
California GO	5.000%	9/1/22		200	222

9

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	9/1/22		500	555
California GO	5.000%	10/1/22		110	122
California GO	5.250%	10/1/22		135	151
California GO	5.000%	11/1/22		2,000	2,231
California GO	5.000%	12/1/22		175	196
California GO	5.000%	2/1/23		250	273
California GO	5.000%	9/1/23		905	1,032
California GO	5.000%	9/1/23		200	222
California GO	5.250%	9/1/23		100	108
California GO	5.000%	10/1/23		355	406
California GO	5.000%	11/1/23		160	183
California GO	5.000%	12/1/23		295	339
California GO	5.000%	12/1/23		375	430
California GO	5.000%	3/1/24		550	635
California GO	5.500%	4/1/24		175	175
California GO	5.000%	5/1/24		300	348
California GO	5.000%	8/1/24		250	292
California GO	5.000%	8/1/24		725	846
California GO	5.000%	8/1/24		2,000	2,333
California GO	5.000%	8/1/24		2,820	3,290
California GO	5.000%	9/1/24		1,010	1,181
California GO	5.250%	9/1/24		25	27
California GO	5.000%	10/1/24		100	117
California GO	5.000%	10/1/24		7,175	8,406
California GO	5.000%	12/1/24		1,250	1,435
California GO	5.000%	3/1/25		4,050	4,790
California GO	5.000%	4/1/25		2,000	2,370
California GO	5.625%	4/1/25		310	310
California GO	5.000%	8/1/25		3,325	3,971
California GO	5.000%	8/1/25		630	752
California GO	5.000%	8/1/25		1,150	1,373
California GO	5.000%	9/1/25		895	1,071
California GO	5.000%	10/1/25		590	691
California GO	5.000%	10/1/25		735	861
California GO	5.000%	11/1/25		250	300
California GO	5.000%	3/1/26		2,940	3,474
California GO	5.000%	3/1/26		840	992
California GO	5.000%	4/1/26		2,000	2,424
California GO	5.000%	8/1/26		1,765	2,106
California GO	5.000%	8/1/26		800	976
California GO	5.000%	8/1/26		1,150	1,403
California GO	5.000%	8/1/26		800	942
California GO	5.000%	8/1/26		100	122
California GO	5.000%	9/1/26		1,000	1,222
California GO	5.000%	9/1/26		275	328
California GO	5.000%	10/1/26		120	140
California GO	5.000%	2/1/27	(2)	120	148
California GO	5.000%	3/1/27		1,465	1,727
California GO	5.000%	4/1/27		2,000	2,472
California GO	5.000%	8/1/27		175	214
California GO	5.000%	8/1/27		100	119
California GO	5.000%	8/1/27		9,325	11,594
California GO	4.000%	9/1/27		100	107
California GO	5.000%	9/1/27		325	369
California GO	5.000%	9/1/27		1,175	1,436

10

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/27	2,955	3,612
California GO	5.000%	10/1/27	170	198
California GO	5.000%	10/1/27	100	112
California GO	5.000%	11/1/27	500	570
California GO	5.000%	11/1/27	1,830	2,286
California GO	5.000%	3/1/28	500	588
California GO	5.000%	4/1/28	8,600	10,812
California GO	5.750%	4/1/28	295	295
California GO	5.000%	8/1/28	330	392
California GO	5.000%	8/1/28	5,225	6,487
California GO	5.000%	8/1/28	2,020	2,456
California GO	5.000%	8/1/28	425	528
California GO	5.000%	8/1/28	1,000	1,216
California GO	4.000%	9/1/28	125	133
California GO	4.000%	9/1/28	200	228
California GO	5.000%	9/1/28	325	386
California GO	5.000%	9/1/28	805	912
California GO	5.000%	9/1/28	1,450	1,765
California GO	5.000%	10/1/28	930	1,082
California GO	5.000%	8/1/29	190	234
California GO	5.000%	8/1/29	125	151
California GO	5.000%	8/1/29	555	656
California GO	3.000%	9/1/29	105	109
California GO	5.000%	9/1/29	550	666
California GO	5.000%	10/1/29	250	290
California GO	5.000%	10/1/29	140	142
California GO	5.250%	10/1/29	2,645	2,874
California GO	5.250%	10/1/29	110	112
California GO	5.000%	12/1/29	100	114
California GO	5.000%	3/1/30	160	187
California GO	5.000%	8/1/30	50	58
California GO	5.000%	8/1/30	1,000	1,179
California GO	5.000%	8/1/30	1,600	1,962
California GO	5.000%	8/1/30	4,200	5,235
California GO	5.000%	8/1/30	3,785	4,641
California GO	5.000%	9/1/30	1,460	1,569
California GO	5.000%	9/1/30	2,200	2,649
California GO	5.000%	9/1/30	1,215	1,463
California GO	5.000%	9/1/30	200	236
California GO	5.000%	10/1/30	340	393
California GO	5.000%	11/1/30	720	816
California GO	5.000%	12/1/30	950	1,078
California GO	5.000%	2/1/31	50	55
California GO	5.000%	4/1/31	1,475	1,912
California GO	5.000%	5/1/31	2,220	2,537
California GO	4.000%	8/1/31	1,000	1,108
California GO	5.000%	8/1/31	4,815	5,580
California GO	5.000%	8/1/31	965	1,108
California GO	3.250%	9/1/31	115	119
California GO	4.000%	9/1/31	120	133
California GO	5.000%	9/1/31	510	574
California GO	5.000%	9/1/31	2,200	2,636
California GO	5.000%	9/1/31	200	215
California GO	5.000%	10/1/31	340	392
California GO	5.000%	11/1/31	145	164

11

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	11/1/31		500	611
California GO	5.000%	11/1/31		400	489
California GO	5.000%	2/1/32		180	200
California GO	5.000%	5/1/32		50	57
California GO	5.000%	8/1/32		250	289
California GO	5.000%	8/1/32		2,340	2,684
California GO	5.250%	8/1/32	(4)	1,080	1,401
California GO	5.000%	9/1/32		685	818
California GO	5.000%	9/1/32		2,200	2,575
California GO	4.625%	10/1/32		385	408
California GO	5.250%	10/1/32		255	276
California GO	5.000%	11/1/32		1,475	1,664
California GO	5.000%	11/1/32		1,435	1,749
California GO	5.000%	2/1/33		510	565
California GO	5.000%	4/1/33		2,000	2,490
California GO	5.000%	4/1/33		1,500	1,705
California GO	5.000%	8/1/33		375	433
California GO	5.000%	8/1/33		325	379
California Go	5.000%	8/1/33		2,285	2,764
California GO	5.000%	8/1/33		1,300	1,489
California GO	3.000%	9/1/33		1,170	1,183
California GO	3.375%	9/1/33		210	217
California GO	4.000%	9/1/33		575	632
California GO	4.000%	9/1/33		500	550
California GO	5.000%	9/1/33		1,000	1,191
California GO	5.000%	10/1/33		2,430	2,791
California GO	4.000%	8/1/34		275	296
California GO	5.000%	8/1/34		1,730	2,012
California GO	4.000%	9/1/34		355	389
California GO	4.000%	9/1/34		250	274
California GO	5.000%	9/1/34		3,000	3,571
California GO	5.000%	9/1/34		775	903
California GO	5.000%	9/1/34		1,225	1,456
California GO	5.500%	11/1/34		145	148
California GO	5.500%	11/1/34		100	102
California GO	6.250%	11/1/34		1,500	1,536
California GO	4.250%	4/1/35		300	314
California GO	5.000%	4/1/35		4,135	4,688
California GO	5.250%	4/1/35		300	327
California GO	5.000%	8/1/35		725	828
California GO	5.000%	8/1/35		965	1,144
California GO	4.000%	9/1/35		2,250	2,457
California GO	5.000%	9/1/35		1,205	1,426
California GO	5.000%	9/1/35		2,000	2,367
California GO	5.000%	10/1/35		1,250	1,467
California GO	4.000%	11/1/35		4,540	5,014
California GO	5.000%	11/1/35		1,155	1,393
California GO	5.375%	11/1/35		50	53
California GO	3.750%	12/1/35		450	465
California GO	5.000%	8/1/36		3,000	3,655
California GO	4.000%	9/1/36		250	272
California GO	4.000%	9/1/36		2,000	2,173
California GO	5.000%	9/1/36		500	590
California GO	5.000%	9/1/36		145	159
California GO	5.000%	4/1/37		14,555	16,457

12

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	4/1/37	500	554
California GO	4.000%	9/1/37	365	380
California GO	4.000%	9/1/37	250	270
California GO	5.000%	10/1/37	110	126
California GO	4.000%	11/1/37	685	749
California GO	5.000%	2/1/38	755	831
California GO	5.000%	2/1/38	1,605	1,728
California GO	5.000%	4/1/38	6,480	7,921
California GO	5.000%	10/1/39	2,005	2,285
California GO	5.000%	10/1/39	1,000	1,163
California GO	5.500%	11/1/39	400	407
California GO	6.000%	11/1/39	425	434
California GO	5.000%	9/1/41	1,025	1,099
California GO	5.000%	10/1/41	3,725	4,004
California GO	4.375%	4/1/42	100	104
California GO	5.000%	4/1/42	400	431
California GO	5.000%	9/1/42	3,355	3,653
California GO	5.000%	2/1/43	535	587
California GO	5.000%	4/1/43	2,285	2,518
California GO	4.875%	11/1/43	265	290
California GO	5.000%	11/1/43	1,800	2,008
California GO	4.500%	12/1/43	405	437
California GO	5.000%	3/1/45	3,600	4,085
California GO	3.250%	4/1/45	5,000	5,024
California GO	5.000%	8/1/45	1,055	1,207
California GO	5.000%	9/1/45	1,700	1,975
California GO	5.000%	8/1/46	1,000	1,158
California GO	5.000%	10/1/47	6,090	7,004
California GO	5.000%	11/1/47	1,000	1,178
California GO	5.000%	4/1/49	500	599
California GO PUT	3.000%	12/1/19	125	125
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/41	2,950	3,454
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/43	5,055	6,050
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/42	400	465
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/43	1,500	1,768
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	4.000%	6/1/47	1,185	1,262
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/48	3,575	4,241
California Public Works Board Lease Revenue	5.000%	5/1/24	545	631
California Public Works Board Lease Revenue	5.000%	10/1/26	200	244
California Public Works Board Lease Revenue	5.000%	10/1/27	1,790	2,220
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,857
California Public Works Board Lease Revenue	5.000%	10/1/29	500	615
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/20	100	104
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/21	465	501

13

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/26		100	116
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	6/1/28		160	169
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/29		240	277
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		245	280
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		650	740
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/39		640	720
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/26		365	411
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		250	273
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	205	224
California Public Works Board Lease Revenue (Various Capital Projects)	5.750%	10/1/19	(Prere.)	200	204
California Public Works Board Lease Revenue (Various Capital Projects)	6.000%	11/1/19	(Prere.)	100	102
California Public Works Board Lease Revenue (Various Capital Projects)	6.125%	11/1/19	(Prere.)	100	102
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		350	361
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		1,000	1,034
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/21		1,850	1,968
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		755	805
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/28		300	343
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/29		125	136
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/29		150	169
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		35	38
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		405	438
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		255	280
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38		345	383
California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	500	500
California State University Systemwide Revenue	5.250%	5/1/19	(Prere.)	90	90
California State University Systemwide Revenue	5.000%	11/1/29		255	298
California State University Systemwide Revenue	5.000%	11/1/30		100	120

14

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	4.000%	11/1/31	1,130	1,194
California State University Systemwide Revenue	5.000%	11/1/31	510	603
California State University Systemwide Revenue	5.000%	11/1/31	150	173
California State University Systemwide Revenue	5.000%	11/1/32	50	59
California State University Systemwide Revenue	4.000%	11/1/34	125	136
California State University Systemwide Revenue	5.000%	11/1/34	650	746
California State University Systemwide Revenue	4.000%	11/1/35	2,095	2,280
California State University Systemwide Revenue	5.000%	11/1/35	375	450
California State University Systemwide Revenue	5.000%	11/1/36	1,025	1,224
California State University Systemwide Revenue	4.000%	11/1/37	375	405
California State University Systemwide Revenue	5.000%	11/1/37	1,590	1,756
California State University Systemwide Revenue	5.000%	11/1/37	565	670
California State University Systemwide Revenue	5.000%	11/1/37	390	419
California State University Systemwide Revenue	5.000%	11/1/37	180	208
California State University Systemwide Revenue	4.000%	11/1/38	2,360	2,531
California State University Systemwide Revenue	5.000%	11/1/38	1,285	1,484
California State University Systemwide Revenue	5.000%	11/1/38	650	769
California State University Systemwide Revenue	5.000%	11/1/39	380	432
California State University Systemwide Revenue	5.000%	11/1/42	100	118
California State University Systemwide Revenue	5.000%	11/1/43	2,060	2,366
California State University Systemwide Revenue	5.000%	11/1/43	325	391
California State University Systemwide Revenue	4.000%	11/1/45	3,635	3,847
California State University Systemwide Revenue	5.000%	11/1/45	7,530	8,670
California State University Systemwide Revenue	5.000%	11/1/47	115	134
California State University Systemwide Revenue	5.000%	11/1/48	2,500	2,977
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40	100	112

15

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/42		105	119
Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	300	316
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,000	1,066
Clovis CA Unified School District GO	4.000%	8/1/40		150	159
Coast CA Community College District GO	4.000%	8/1/38		125	131
Coast CA Community College District GO	5.000%	8/1/38		3,025	3,391
Colton CA Joint Unified School District GO	0.000%	8/1/42	(4)	990	424
Contra Costa CA Community College District GO	5.000%	8/1/38		180	202
Corona-Norco CA Unified School District GO	0.000%	8/1/39	(4)	675	322
Corona-Norco CA Unified School District GO	4.000%	8/1/43		3,750	4,048
Cypress CA Elementary School District GO	0.000%	8/1/40		250	113
Desert Sands CA Unified School District GO	4.000%	8/1/44		4,900	5,234
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/22		300	333
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		90	107
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/37		150	174
East Bay CA Municipal Utility District Water System Revenue	4.000%	6/1/45		120	127
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/47		4,560	5,353
El Camino CA Community College District GO	0.000%	8/1/33		190	128
El Camino CA Community College District GO	0.000%	8/1/38		500	265
Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	1,560	1,093
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		250	287
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/49		2,595	3,036
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		1,500	1,751
Fremont CA Union High School District GO	4.000%	8/1/40		725	764
Fremont CA Union High School District GO	5.000%	8/1/44		1,275	1,498
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	420	498
Fresno CA Unified School District GO	4.000%	8/1/41		500	532
Gilroy CA School Facilities Finance Authority Revenue	4.000%	8/1/42		520	540
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		3,750	4,006
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		500	536
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46		1,500	1,605
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	5,885	6,252
Long Beach CA Community College District GO	5.000%	8/1/22	(Prere.)	100	112

16

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Long Beach CA Community College District GO	4.000%	8/1/42		500	515
Long Beach CA Unified School District GO	0.000%	8/1/32		100	62
Long Beach CA Unified School District GO	4.000%	8/1/45		350	372
Los Angeles CA Community College District GO	6.000%	8/1/19	(Prere.)	1,000	1,011
Los Angeles CA Community College District GO	5.000%	8/1/25		170	201
Los Angeles CA Community College District GO	5.000%	8/1/26		175	206
Los Angeles CA Community College District GO	5.000%	8/1/28		570	669
Los Angeles CA Community College District GO	5.000%	8/1/29		370	434
Los Angeles CA Community College District GO	5.000%	8/1/30		285	333
Los Angeles CA Community College District GO	5.000%	8/1/31		670	782
Los Angeles CA Community College District GO	4.000%	8/1/32		100	108
Los Angeles CA Community College District GO	5.000%	8/1/36		100	118
Los Angeles CA Community College District GO	4.000%	8/1/37		1,000	1,088
Los Angeles CA Community College District GO	5.000%	8/1/38		1,030	1,210
Los Angeles CA Community College District GO	4.000%	8/1/39		325	347
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		100	100
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29		250	250
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		160	174
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40		3,065	3,170
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/20		370	385
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		230	260
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		100	117
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		245	278
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		140	157
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32		130	148
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34		2,500	2,877
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		300	345
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		1,375	1,688

17

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,350	1,486
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	6,136
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,000	4,850
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	500	550
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,575	1,730
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,535	1,740
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,300	1,476
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	265	305
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	240	253
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	155	179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,010	1,160
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,170	1,368
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	180	198
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,725	1,895
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,000	3,606
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,515	1,663
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	4,930	5,552
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	555	625
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,500	6,319
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/47	400	426
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/33	5,425	6,703
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35	5,000	5,971
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	427
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	175	207
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	3,800	4,575
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	85	103
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,500	3,014
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/31	235	281

18

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		860	943
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35		900	977
Los Angeles CA Unified School District GO	5.000%	7/1/20		985	1,025
Los Angeles CA Unified School District GO	5.000%	7/1/21		2,000	2,142
Los Angeles CA Unified School District GO	5.000%	7/1/22		405	447
Los Angeles CA Unified School District GO	5.000%	7/1/22		195	215
Los Angeles CA Unified School District GO	5.000%	7/1/23		100	113
Los Angeles CA Unified School District GO	5.000%	7/1/25		295	350
Los Angeles CA Unified School District GO	5.000%	7/1/25		555	659
Los Angeles CA Unified School District GO	5.000%	7/1/26		1,805	2,186
Los Angeles CA Unified School District GO	5.000%	7/1/26		145	172
Los Angeles CA Unified School District GO	5.000%	7/1/27		275	317
Los Angeles CA Unified School District GO	5.000%	7/1/28		395	455
Los Angeles CA Unified School District GO	5.000%	7/1/28		115	123
Los Angeles CA Unified School District GO	5.000%	7/1/29		370	435
Los Angeles CA Unified School District GO	5.200%	7/1/29		200	201
Los Angeles CA Unified School District GO	3.000%	7/1/32		700	717
Los Angeles CA Unified School District GO	5.000%	7/1/32		300	320
Los Angeles CA Unified School District GO	5.000%	1/1/34		140	141
Los Angeles CA Unified School District GO	5.000%	1/1/34		740	744
Los Angeles CA Unified School District GO	5.250%	7/1/42		4,000	4,804
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		280	319
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		1,000	1,099
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		915	1,023
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43		8,235	9,134
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45		250	285
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48		5,000	5,951
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		3,960	4,250
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	900	970
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32		1,000	1,196
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40		5,000	5,950
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,800	3,323
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		555	609
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40		1,405	1,500
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		400	437
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/44		370	418
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/45		2,610	2,956
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		55	58
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		250	265
Los Angeles County CA Unified School District GO	5.000%	7/1/27		4,000	4,834

19

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Mendocino-Lake CA Union School District Public Financing Authority Revenue	0.000%	8/1/21	(Prere.)	310	30
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/35		100	101
	Mount Diablo CA Unified School District GO	5.000%	6/1/37		250	274
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		2,500	2,708
1	Mount San Antonio CA Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/43		150	136
	New Haven CA Unified School District GO	0.000%	8/1/33	(12)	325	209
	New Haven CA Unified School District GO	0.000%	8/1/34	(12)	170	105
	Newport Mesa CA Unified School District GO	0.000%	8/1/34		300	193
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		400	237
	Newport Mesa CA Unified School District GO	0.000%	8/1/45		1,000	369
	Norwalk-La Mirada CA Unified School District GO	0.000%	8/1/38	(12)	525	261
	Oak Grove CA Unified School District GO	0.000%	6/1/21	(Prere.)	265	60
	Oakland CA Unified School District GO	5.000%	8/1/40		280	314
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/40		5,000	6,079
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41		5,000	6,067
	Orange County CA Sanitation District Wastewater Revenue	3.000%	2/1/31		250	254
	Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		1,185	1,245
	Orange County CA Water District Revenue	5.000%	8/15/19	(Prere.)	125	126
	Palomar CA Community College District GO	4.000%	8/1/45		350	374
	Palomar CA Community College District GO	4.000%	8/1/46		1,500	1,600
1	Palomar CA Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/45		1,000	888
	Pasadena CA Unified School District GO	5.000%	8/1/26		10	12
	Peralta CA Community College District Revenue	4.000%	8/1/39		350	372
	Placentia-Yorba Linda CA Unified School District GO	0.000%	8/1/49		500	157
	Poway CA Unified School District GO	0.000%	8/1/33		1,800	1,191
	Poway CA Unified School District GO	0.000%	8/1/46		7,250	2,642
	Riverside CA Electric Revenue	5.000%	10/1/37		1,000	1,225
	Riverside CA Electric Revenue	5.000%	10/1/48		5,250	6,271
	Riverside CA Sewer Revenue	5.000%	8/1/40		320	366
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	565	650
	Sacramento CA City Unified School District GO	4.000%	5/1/47		570	589
	Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30	(2)	310	388
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20		195	204
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		545	613
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/41		170	191

20

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		150	156
Sacramento CA Water Revenue	5.000%	9/1/38		425	479
Sacramento County CA Airport Revenue	5.000%	7/1/40		1,225	1,269
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/44		250	278
San Bernardino CA Community College District GO	4.000%	8/1/29		1,900	2,071
San Bernardino CA Community College District GO	4.000%	8/1/33		665	706
San Diego CA Community College District GO	5.000%	8/1/27		80	99
San Diego CA Community College District GO	5.000%	8/1/31		1,195	1,441
San Diego CA Community College District GO	4.000%	8/1/41		225	241
San Diego CA Community College District GO	5.000%	8/1/43		910	1,022
San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	9/1/20	(Prere.)	125	131
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19	(Prere.)	180	180
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	250	250
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/19	(Prere.)	1,170	1,172
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.500%	5/15/19	(Prere.)	300	300
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	100	104
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22		245	271
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27		380	468
San Diego CA Public Facilities Financing Authority Water Revenue	5.375%	8/1/19	(Prere.)	1,000	1,010
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/27		200	247
San Diego CA Unified School District GO	5.000%	7/1/26		150	181
San Diego CA Unified School District GO	5.000%	7/1/28		100	120
San Diego CA Unified School District GO	4.000%	7/1/29		100	115
San Diego CA Unified School District GO	0.000%	7/1/31		170	122
San Diego CA Unified School District GO	4.000%	7/1/32		500	561
San Diego CA Unified School District GO	4.000%	7/1/33		250	278
San Diego CA Unified School District GO	0.000%	7/1/35		295	167
San Diego CA Unified School District GO	0.000%	7/1/35		575	357
San Diego CA Unified School District GO	5.000%	7/1/35		100	112
San Diego CA Unified School District GO	0.000%	7/1/36		2,000	1,122
San Diego CA Unified School District GO	0.000%	7/1/36		340	203
San Diego CA Unified School District GO	0.000%	7/1/36		895	534
San Diego CA Unified School District GO	0.000%	7/1/37		375	215
San Diego CA Unified School District GO	0.000%	7/1/38		170	94
San Diego CA Unified School District GO	0.000%	7/1/39		100	53
San Diego CA Unified School District GO	5.000%	7/1/40		950	1,088
San Diego CA Unified School District GO	5.000%	7/1/41		6,190	7,305
San Diego CA Unified School District GO	3.125%	7/1/42		1,855	1,824
San Diego CA Unified School District GO	0.000%	7/1/43		785	359
San Diego CA Unified School District GO	0.000%	7/1/45		575	242

21

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	San Diego CA Unified School District GO	4.000%	7/1/45		225	238
	San Diego CA Unified School District GO	5.000%	7/1/45		1,530	1,746
	San Diego CA Unified School District GO	0.000%	7/1/47		5,980	2,302
	San Diego CA Unified School District GO	4.000%	7/1/47		3,000	3,207
	San Diego CA Unified School District GO	5.000%	7/1/47		2,000	2,343
	San Diego CA Unified School District GO	3.250%	7/1/48		5,000	4,950
	San Diego CA Unified School District GO	0.000%	7/1/49		535	188
1	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/42		150	110
1	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/47		1,495	1,119
1	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/48		995	873
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		125	138
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		1,000	1,164
	San Diego County CA Regional Airport Authority Revenue	5.000%	4/1/48		3,365	3,653
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42		350	381
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/44		575	646
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	4.750%	4/1/48		465	520
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48		9,700	11,224
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		500	556
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		230	250
	San Francisco CA City & County (War Memorial Veterans Building Seismic Upgrade & Improvements) COP	4.000%	4/1/45		405	420
	San Francisco CA City & County COP	5.000%	4/1/28		500	604
	San Francisco CA City & County GO	5.000%	10/1/28		100	105
	San Francisco CA City & County GO	4.000%	6/15/33		1,490	1,605
	San Francisco CA City & County International Airport Revenue	4.900%	5/1/29		90	92
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/40		2,000	2,055
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		130	143
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,100	4,820
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		1,200	1,429
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.000%	10/1/39		135	142
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/19	(Prere.)	100	102
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		175	210
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36		100	109

22

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		100	109
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		125	134
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/41		250	260
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41		1,175	1,271
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		750	818
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/47		6,145	6,918
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/28	(ETM)	100	84
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		2,585	2,959
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/32	(14)	185	118
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		135	152
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		900	1,003
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		1,000	1,109
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/49		1,000	1,107
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/50		115	127
San Jose CA Airport Revenue	5.250%	3/1/34		5,960	6,302
San Jose CA Airport Revenue	5.000%	3/1/47		500	577
San Jose CA Finance Authority Revenue (Civic Center Project)	5.000%	6/1/39		615	686
San Marcos CA Unified School District GO	0.000%	8/1/32		150	102
San Marcos CA Unified School District GO	0.000%	8/1/51		100	33
San Mateo CA County Community College District GO	5.000%	9/1/45		5,000	6,022
San Mateo CA Union High School District GO	5.000%	9/1/21	(Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34		800	876
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		3,015	3,212
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/36		200	109
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		565	265
Santa Clara CA GO	3.250%	8/1/39		645	656
Santa Clara County CA GO	5.000%	8/1/19	(Prere.)	250	252
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46		1,085	1,253
Southern California Public Power Authority Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25		120	125
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		5,025	5,774
Southwestern California Community College District GO	0.000%	8/1/46		320	121

23

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Southwestern California Community College District GO	4.000%	8/1/47		2,505	2,670
Tulare County CA Transportation Authority Sales Tax Revenue	5.000%	2/1/29		120	138
Turlock CA Irrigation District Revenue	5.000%	1/1/41		2,020	2,324
Turlock CA Irrigation District Revenue	5.500%	1/1/41		4,460	4,717
University of California Revenue	5.000%	5/15/21		150	161
University of California Revenue	5.000%	5/15/22	(Prere.)	115	127
University of California Revenue	5.000%	5/15/22	(Prere.)	1,360	1,505
University of California Revenue	5.000%	5/15/22		510	564
University of California Revenue	5.000%	5/15/23	(Prere.)	520	593
University of California Revenue	5.000%	5/15/23		510	580
University of California Revenue	5.000%	5/15/25		165	198
University of California Revenue	5.000%	5/15/25		95	105
University of California Revenue	5.000%	5/15/27		110	131
University of California Revenue	5.000%	5/15/28		100	120
University of California Revenue	5.000%	5/15/29		775	876
University of California Revenue	5.000%	5/15/29		670	795
University of California Revenue	5.000%	5/15/32		240	269
University of California Revenue	5.000%	5/15/32		1,000	1,169
University of California Revenue	5.000%	5/15/33		700	785
University of California Revenue	5.000%	5/15/33		1,650	2,030
University of California Revenue	5.000%	5/15/35		175	207
University of California Revenue	4.000%	5/15/36		525	567
University of California Revenue	5.000%	5/15/36		395	470
University of California Revenue	5.000%	5/15/36		1,775	2,120
University of California Revenue	5.000%	5/15/37		1,130	1,228
University of California Revenue	5.000%	5/15/38		800	890
University of California Revenue	5.000%	5/15/39		355	394
University of California Revenue	5.000%	5/15/40		140	160
University of California Revenue	5.000%	5/15/41		105	121
University of California Revenue	5.000%	5/15/42		6,125	7,166
University of California Revenue	5.000%	5/15/42		710	769
University of California Revenue	5.000%	5/15/43		1,000	1,191
University of California Revenue	4.000%	5/15/46		1,000	1,060
University of California Revenue	5.000%	5/15/46		5,610	6,446
University of California Revenue	4.000%	5/15/47		560	597
University of California Revenue	5.000%	5/15/47		450	525
University of California Revenue	5.250%	5/15/47		4,080	4,877
University of California Revenue	4.000%	5/15/48		7,405	7,932
University of California Revenue	5.000%	5/15/48		1,005	1,189
University of California Revenue	5.000%	5/15/58		4,500	5,205
University of California Revenue PUT	5.000%	5/15/23		905	1,027
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/38		905	999
Ventura County CA Public Financing AuthorityLease Revenue	4.000%	11/1/43		115	119
Ventura County CA Public Financing AuthorityLease Revenue	5.000%	11/1/43		205	227
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,000	615
Westside Union CA School district GO	0.000%	8/1/45		265	102
William S. Hart Union High School District California GO	0.000%	8/1/35	(4)	300	178

24

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	William S. Hart Union High School District California GO	4.000%	8/1/38		100	104
	Yosemite CA Community College District GO	5.000%	8/1/32		155	182
1	Yosemite CA Community College District GO, 6.550% coupon rate effective 8/1/2032	0.000%	8/1/42		1,180	932
						835,648
Colorado (1.4%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/30		1,000	1,202
	Adams CO 12 Five Star Schools GO	5.000%	12/15/35		300	355
	Adams County CO COP	4.000%	12/1/45		280	294
	Aurora CO Water Revenue	5.000%	8/1/46		880	1,020
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	175	206
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	70	83
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/35		2,775	3,009
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/47		1,000	1,066
	Colorado Building Excellent Schools COP	5.000%	3/15/21	(Prere.)	450	478
	Colorado Building Excellent Schools COP	5.250%	3/15/42		945	1,114
	Colorado COP	5.000%	12/15/30		1,000	1,233
	Colorado COP	4.000%	12/15/36		3,200	3,458
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/35		750	814
	Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		235	255
	Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		1,000	1,079
	Colorado Public Highway Authority Capital Appreciation Revenue	0.000%	9/1/35		235	133
	Colorado Springs CO Utility System Revenue	5.000%	11/15/43		50	56
	Denver City & County CO Board of Water Commissioners Water Revenue	4.000%	9/15/42		1,285	1,380
	Denver City & County CO School District No 1. CP	5.000%	12/1/34		4,225	4,445
	Denver City & County CO School District No 1. CP	5.000%	12/1/36		5,775	6,072
	Denver CO City & County Airport Revenue	5.000%	11/15/25		275	330
	Denver CO City & County Airport Revenue	5.000%	11/15/25		4,130	4,581
	Denver CO City & County Airport Revenue	5.250%	11/15/27		150	153
	Denver CO City & County Airport Revenue	4.000%	11/15/31		110	116
	Denver CO City & County Airport Revenue	5.250%	11/15/31		4,500	5,092
	Denver CO City & County Airport Revenue	5.000%	11/15/33		200	219
	Denver CO City & County Airport Revenue	5.250%	11/15/36		2,035	2,072
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/35		3,500	1,933
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/36		3,000	1,572
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/37		3,000	1,491
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/38		2,500	1,180

25

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/39		2,500	1,121
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		515	594
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46		150	158
Denver CO City & County School District GO	4.000%	12/1/26		1,750	1,988
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,092
Denver CO City & County School District GO	4.000%	12/1/41		200	214
Denver CO City & County School District No. 1 GO	5.500%	12/1/23	(14)	3,250	3,811
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	85	73
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	270	200
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	785	555
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	(14)	155	100
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37	(14)	350	156
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40		390	177
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	230	238
Regional Transportation District of Colorado COP	5.375%	6/1/31		200	207
Regional Transportation District of Colorado COP	4.375%	6/1/39		1,200	1,274
Regional Transportation District of Colorado COP	5.000%	6/1/39		495	544
Regional Transportation District of Colorado COP	4.000%	6/1/40		365	384
Regional Transportation District of Colorado COP	4.500%	6/1/44		1,250	1,331
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26		50	55
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		1,875	2,074
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		50	62
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		2,145	2,371
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		305	385
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		350	387
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		25	32
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/33		60	73
University of Colorado Enterprise System Revenue	5.000%	6/1/23	(Prere.)	250	283
University of Colorado Enterprise System Revenue	5.000%	6/1/23	(Prere.)	125	142

26

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	165	192
University of Colorado Enterprise System Revenue	4.000%	6/1/36		500	550
University of Colorado Enterprise System Revenue	4.000%	6/1/43		3,000	3,247
					70,561
Connecticut (1.3%)
Connecticut GO	5.000%	6/15/19		100	100
Connecticut GO	5.000%	11/1/19		255	259
Connecticut GO	5.250%	6/1/20	(2)	280	291
Connecticut GO	5.000%	10/15/20		150	157
Connecticut GO	5.000%	11/1/20		3,150	3,302
Connecticut GO	5.000%	5/15/21		150	159
Connecticut GO	5.000%	10/15/21		645	693
Connecticut GO	5.000%	11/1/21		1,025	1,102
Connecticut GO	5.000%	12/1/21		400	407
Connecticut GO	5.000%	6/1/22		265	289
Connecticut GO	5.000%	10/15/22		170	187
Connecticut GO	5.000%	10/15/22		180	198
Connecticut GO	5.000%	11/15/22		135	149
Connecticut GO	5.000%	5/15/23		600	637
Connecticut GO	5.000%	6/1/23		305	332
Connecticut GO	5.000%	10/15/23		650	733
Connecticut GO	5.000%	11/15/23		630	712
Connecticut GO	5.000%	3/15/24		410	465
Connecticut GO	5.000%	6/1/24		1,325	1,442
Connecticut GO	5.000%	8/15/24		100	112
Connecticut GO	5.000%	10/15/24		120	135
Connecticut GO	5.000%	11/1/24		105	113
Connecticut GO	5.000%	2/15/25		100	100
Connecticut GO	5.000%	5/15/25		390	453
Connecticut GO	5.000%	6/15/25		800	931
Connecticut GO	5.000%	10/15/25		5,160	6,044
Connecticut GO	5.000%	10/15/25		155	174
Connecticut GO	5.000%	11/15/25		545	639
Connecticut GO	5.000%	6/15/26		800	929
Connecticut GO	5.000%	10/15/26		725	864
Connecticut GO	5.000%	10/15/26		295	330
Connecticut GO	5.000%	11/15/26		710	831
Connecticut GO	5.000%	4/15/27		125	150
Connecticut GO	5.000%	5/15/27		315	370
Connecticut GO	5.000%	8/15/27		500	590
Connecticut GO	5.000%	11/15/27		815	948
Connecticut GO	5.000%	4/15/28		1,000	1,215
Connecticut GO	4.000%	9/15/28		265	278
Connecticut GO	5.000%	11/15/28		300	347
Connecticut GO	5.000%	9/15/31		160	174
Connecticut GO	5.000%	11/1/31		170	181
Connecticut GO	5.000%	10/15/33		1,000	1,155
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/45		1,550	1,726
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/20		1,605	1,667

27

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,041
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	551
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,100
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,829
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/19	2,285	2,310
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	225	241
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	850	958
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	240	271
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	350	403
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	140	161
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	1,500	1,655
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25	1,000	1,146
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/25	3,640	4,087
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/26	180	208
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	1,095	1,294
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	410	468
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/27	130	150
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	835	979
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	4,550	5,177
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/28	320	367
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	395	432
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	680	790
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	150	169
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/29	175	194
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/30	435	494
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/30	155	179
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/30	225	249

28

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/31		405	458
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/33		100	110
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35		500	560
					65,101
Delaware (0.1%)
Delaware GO	5.000%	7/1/23		2,500	2,840
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55		450	503
					3,343
District of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/22		2,000	2,202
District of Columbia GO	5.000%	6/1/23		805	912
District of Columbia GO	5.000%	6/1/24		130	147
District of Columbia GO	5.000%	12/1/25		1,100	1,140
District of Columbia GO	5.000%	6/1/30		1,085	1,242
District of Columbia GO	5.000%	6/1/33		6,035	6,851
District of Columbia GO	4.000%	6/1/34		1,030	1,133
District of Columbia GO	5.000%	6/1/34		180	215
District of Columbia GO	4.000%	6/1/36		555	607
District of Columbia GO	5.000%	6/1/36		300	344
District of Columbia GO	4.000%	6/1/37		750	817
District of Columbia GO	5.000%	6/1/38		865	972
District of Columbia GO	4.000%	6/1/41		170	183
District of Columbia GO	5.000%	6/1/41		1,040	1,203
District of Columbia Income Tax Revenue	5.000%	12/1/19		125	127
District of Columbia Income Tax Revenue	5.000%	12/1/23		340	379
District of Columbia Income Tax Revenue	5.000%	12/1/26		475	492
District of Columbia Income Tax Revenue	5.250%	12/1/26		520	531
District of Columbia Income Tax Revenue	5.000%	12/1/27		375	388
District of Columbia Income Tax Revenue	5.000%	12/1/27		2,500	2,776
District of Columbia Income Tax Revenue	5.000%	12/1/28		230	238
District of Columbia Income Tax Revenue	5.000%	12/1/30		120	130
District of Columbia Income Tax Revenue	5.000%	12/1/30		100	103
District of Columbia Income Tax Revenue	5.000%	12/1/31		1,470	1,624
District of Columbia Income Tax Revenue	5.250%	12/1/34		475	485
District of Columbia Income Tax Revenue	5.000%	12/1/36		2,630	2,824
District of Columbia Revenue (Georgetown University)	5.000%	4/1/30		450	539
District of Columbia Revenue (Georgetown University)	5.000%	4/1/34		270	318
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/23	(4)	1,120	1,225
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		4,000	4,636
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		915	1,064
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39		200	226
District of Columbia Water & Sewer Authority Public Utility Revenue	5.250%	10/1/40		100	116

29

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/44		940	1,055
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/45		1,055	1,201
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/48		6,940	7,641
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35		2,860	2,975
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/39		240	249
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/31	(12)	305	203
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		1,610	754
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39		90	40
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39	(12)	100	47
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/39		20	20
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/40	(12)	1,000	451
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.250%	10/1/44		20	20
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		6,820	7,231
					58,076
Florida (3.4%)
Broward County FL Airport System Revenue	5.375%	10/1/29		150	152
Broward County FL Airport System Revenue	5.000%	10/1/37		4,485	4,867
Broward County FL Airport System Revenue	5.250%	10/1/38		500	558
Broward County FL Airport System Revenue	4.000%	10/1/42		345	356
Broward County FL Airport System Revenue	5.000%	10/1/42		450	486
Broward County FL School Board COP	5.000%	7/1/24		125	145
Broward County FL School Board COP	5.000%	7/1/25		100	118
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/37		380	417
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	710	768
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	100	108
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42		3,895	4,111
Central Florida Expressway Authority BAN	4.000%	7/1/37		740	791
Central Florida Expressway Authority Revenue	5.000%	7/1/26		1,030	1,246

30

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Central Florida Expressway Authority Revenue	4.000%	7/1/30		540	596
Central Florida Expressway Authority Revenue	4.000%	7/1/31		1,325	1,454
Central Florida Expressway Authority Revenue	5.000%	7/1/34		190	225
Central Florida Expressway Authority Revenue	4.000%	7/1/35		500	538
Central Florida Expressway Authority Revenue	3.250%	7/1/36		150	151
Central Florida Expressway Authority Revenue	4.000%	7/1/36		640	686
Central Florida Expressway Authority Revenue	4.000%	7/1/38		885	944
Central Florida Expressway Authority Revenue	4.000%	7/1/39		450	479
Central Florida Expressway Authority Revenue	4.000%	7/1/40		2,000	2,125
Central Florida Expressway Authority Revenue	4.000%	7/1/41		1,860	1,978
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/ Commercial Lines Account)	5.000%	6/1/19		310	311
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19	(Prere.)	280	286
Florida Board of Education Lottery Revenue	5.000%	7/1/20		5,525	5,740
Florida Board of Education Lottery Revenue	5.000%	7/1/21		150	161
Florida Board of Education Lottery Revenue	5.000%	7/1/24		1,115	1,295
Florida Board of Education Lottery Revenue	5.000%	7/1/25		1,750	2,080
Florida Board of Education Lottery Revenue	5.000%	7/1/28		455	571
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19		100	100
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		1,000	1,037
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	(Prere.)	215	223
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		640	664
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		290	301
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		2,445	2,615
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,695	4,068
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		1,375	1,514
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		150	170
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		265	283
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		300	330
Florida Department of Management Services COP	5.000%	11/1/27		6,420	7,967
Florida Department of Transportation GO	4.000%	7/1/30		730	835
Florida Department of Transportation GO	4.000%	7/1/43		1,200	1,307

31

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		560	619
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		500	551
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40	(4)	270	280
Florida Municipal Power Agency Revenue	5.250%	10/1/19		485	492
Florida Municipal Power Agency Revenue	5.000%	10/1/22		290	321
Florida Municipal Power Agency Revenue	5.000%	10/1/24		350	408
Florida Municipal Power Agency Revenue	5.000%	10/1/27		100	121
Florida Municipal Power Agency Revenue	5.000%	10/1/28		170	205
Florida Municipal Power Agency Revenue	5.000%	10/1/29		105	126
Florida Turnpike Authority Revenue	4.500%	7/1/37		50	52
Florida Turnpike Authority Revenue	5.000%	7/1/40		2,275	2,376
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20		51	51
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/39		400	418
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		505	568
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/26		260	308
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		1,380	1,504
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	385	427
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	625	694
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	440	494
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	(Prere.)	10	11
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		225	266
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		360	400
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,240	2,651
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		450	529
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/38		2,200	2,315
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/39		30	33
Jacksonville FL Special Revenue	5.000%	10/1/30		525	618
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		1,250	1,500
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	(4)	235	263
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45		1,900	2,166
Miami Beach FL Stormwater Revenue	5.000%	9/1/47		3,000	3,264
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		1,750	1,907
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		4,250	4,598
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44		1,740	1,867
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/48		2,080	2,225
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19	(Prere.)	1,000	1,016

32

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19	(Prere.)	665	676
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19	(Prere.)	110	112
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	240	253
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/20	(Prere.)	155	163
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		750	783
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		175	210
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29		115	120
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		250	297
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35		90	94
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37		340	384
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		545	567
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		835	961
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		1,000	1,034
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/40		100	111
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	4.000%	4/1/45		250	262
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/45		785	868
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		225	259
Miami-Dade County FL Expressway Authority Toll System Revenue	4.000%	7/1/35		110	117
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40		4,280	4,426
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	5.375%	10/1/19	(Prere.)	150	152
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	10/1/48	(12)	515	170
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	4/1/49	(12)	1,975	631
Miami-Dade County FL School Board COP	5.000%	2/1/24		265	302
Miami-Dade County FL School Board COP	5.000%	2/1/25		220	256
Miami-Dade County FL School Board COP	5.000%	2/1/26		405	480
Miami-Dade County FL School Board COP	5.000%	5/1/28		1,025	1,186
Miami-Dade County FL School Board COP	5.625%	5/1/31		90	96
Miami-Dade County FL School District GO	5.000%	3/15/46		3,000	3,420
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		2,890	3,237
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		765	839
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		100	110

33

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		100	109
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		590	645
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34		645	750
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		1,145	1,250
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		700	809
Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39		135	143
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42		130	54
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		610	665
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/38		1,445	1,549
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/42		190	196
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/42		2,430	2,628
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/19	(4)	200	203
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,475	1,545
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,200	1,257
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		120	133
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23		645	736
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24		2,170	2,537
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		435	520
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26		765	913
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/29		250	283
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42		1,680	1,829
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47		1,215	1,224
Orange County FL School Board COP	5.500%	8/1/19	(Prere.)	600	606
Orange County FL School Board COP	5.000%	8/1/31		1,075	1,241
Orange County FL School Board COP	5.000%	8/1/33		910	1,063
Orange County FL School Board COP	5.000%	8/1/34		275	321
Orange County FL Tourist Development Revenue	5.000%	10/1/22		225	250
Orange County FL Tourist Development Revenue	5.000%	10/1/24		285	333
Orange County FL Tourist Development Revenue	4.000%	10/1/34		1,000	1,083

34

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Orange County FL Tourist Development Revenue	4.000%	10/1/33		2,000	2,174
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	120	125
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	865	898
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	670	696
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21	(4)	1,000	1,038
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/22		155	171
	Orlando FL Capital Improvement Revenue	5.000%	10/1/48		4,400	5,174
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	2,865	3,315
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	310	359
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.250%	5/1/24	(Prere.)	200	234
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		275	314
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/25		205	246
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/21		115	107
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/22		50	45
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47		555	597
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/32		45	40
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/39		590	512
	Palm Beach County FL School Board COP	5.000%	8/1/26		895	1,083
	Palm Beach County FL School Board COP	5.000%	8/1/27		225	277
	Palm Beach County FL School Board COP	5.000%	8/1/31		100	116
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/21	(Prere.)	5	5
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/24		145	156
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/31		690	742
	Reedy Creek FL Improvement District GO	5.000%	6/1/38		315	348
	South Florida Water Management District COP	5.000%	10/1/33		340	395
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		1,000	1,141
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19	(ETM)	410	416
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		635	769
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		250	303
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22	(Prere.)	210	231

35

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/37		3,845	4,172
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		4,250	4,525
					168,976
Georgia (1.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		240	245
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28		1,640	1,861
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		180	204
Atlanta GA Airport Revenue	5.000%	1/1/42		2,235	2,385
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19	(Prere.)	780	794
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19	(Prere.)	60	61
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	245	250
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	50	51
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	575	588
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19	(Prere.)	100	102
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	1,000	1,023
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19	(Prere.)	1,200	1,228
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27	(4)	150	186
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27	(14)	715	877
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28		155	182
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29		190	223
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33		565	654
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34	(4)	610	621
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		255	294
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39	(4)	95	97
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40		1,305	1,489
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43		535	609
DeKalb County GA School District GO	4.000%	10/1/19		1,500	1,515
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41		545	585
Georgia GO	5.000%	7/1/19		100	101
Georgia GO	5.000%	7/1/19		665	669
Georgia GO	5.000%	2/1/20		2,500	2,564
Georgia GO	5.000%	9/1/20		100	104
Georgia GO	5.000%	7/1/21		3,145	3,372
Georgia GO	5.000%	7/1/21		1,300	1,394
Georgia GO	5.000%	10/1/21		250	270
Georgia GO	5.000%	2/1/22		125	136
Georgia GO	4.000%	10/1/22		2,500	2,698
Georgia GO	4.500%	11/1/22		135	145
Georgia GO	5.000%	2/1/23		6,225	6,992
Georgia GO	4.000%	1/1/25		1,145	1,289
Georgia GO	5.000%	1/1/25		375	420
Georgia GO	5.000%	2/1/25		1,165	1,378
Georgia GO	5.000%	12/1/25		4,100	4,945
Georgia GO	5.000%	2/1/26		1,045	1,265
Georgia GO	5.000%	2/1/27		360	434
Georgia GO	5.000%	2/1/27		725	896
Georgia GO	5.000%	7/1/27		240	264
Georgia GO	5.000%	2/1/28		190	229
Georgia GO	5.000%	7/1/28		105	129
Georgia GO	5.000%	2/1/29		420	504

36

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Georgia GO	4.000%	7/1/34		3,325	3,711
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		730	786
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19		405	406
Georgia Road & Tollway Authority Revenue	5.000%	6/1/19	(Prere.)	300	301
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		1,425	1,523
Gwinnett County GA School District GO	5.000%	8/1/20		3,215	3,351
Gwinnett County GA School District GO	5.000%	8/1/21		1,680	1,806
Gwinnett County GA School District GO	5.000%	8/1/22		1,055	1,168
Gwinnett County GA School District GO	5.000%	2/1/31		1,050	1,236
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/19	(Prere.)	375	377
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/19	(14)	85	85
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/19	(Prere.)	1,250	1,258
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/20	(14)	1,695	1,762
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/29		2,125	2,444
Municipal Electric Authority Georgia Revenue	4.000%	1/1/20		695	704
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20		3,635	3,705
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		600	695
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		3,600	4,156
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,000	2,072
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,395	2,494
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		600	645
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		2,280	2,389
Paulding County GA Water & Sewerage Revenue	3.000%	12/1/48		100	95
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29		100	101
Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	10/1/38		2,000	2,156
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		1,250	1,454
Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design)	5.000%	4/1/44		575	626
Sandy Springs GA Public Facilities Authority (City Center Project)	4.000%	5/1/47		190	203
State of Georgia	5.000%	7/1/26		2,500	3,054
					91,085
Hawaii (1.3%)
Hawaii Airports System Revenue	5.000%	7/1/34		100	103
Hawaii Airports System Revenue	5.000%	7/1/39		140	144
Hawaii GO	5.000%	2/1/20		2,500	2,564
Hawaii GO	5.000%	8/1/21		3,000	3,224
Hawaii GO	5.000%	11/1/21		140	152
Hawaii GO	5.000%	12/1/21	(Prere.)	135	146
Hawaii GO	5.000%	12/1/21	(Prere.)	125	135
Hawaii GO	5.000%	12/1/21	(Prere.)	65	70
Hawaii GO	5.000%	12/1/21	(Prere.)	260	282

37

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Hawaii GO	5.000%	12/1/21	(Prere.)	195	212
Hawaii GO	5.000%	12/1/21	(Prere.)	100	109
Hawaii GO	5.000%	12/1/21	(Prere.)	460	498
Hawaii GO	5.000%	12/1/21	(Prere.)	90	97
Hawaii GO	5.000%	12/1/21	(Prere.)	490	531
Hawaii GO	5.000%	10/1/22		5,360	5,956
Hawaii GO	5.000%	8/1/23	(Prere.)	40	45
Hawaii GO	5.000%	8/1/23	(Prere.)	80	91
Hawaii GO	5.000%	8/1/23		790	898
Hawaii GO	5.000%	10/1/23		885	1,010
Hawaii GO	5.000%	10/1/23		1,965	2,243
Hawaii GO	5.000%	1/1/24		7,560	8,681
Hawaii GO	5.000%	8/1/24		1,005	1,141
Hawaii GO	5.000%	8/1/24		265	309
Hawaii GO	5.000%	10/1/24		370	433
Hawaii GO	5.000%	8/1/25		695	809
Hawaii GO	5.000%	8/1/25		865	1,007
Hawaii GO	5.000%	5/1/26		1,000	1,212
Hawaii GO	5.000%	10/1/26		275	329
Hawaii GO	4.000%	4/1/28		155	175
Hawaii GO	5.000%	8/1/28		2,000	2,253
Hawaii GO	5.000%	8/1/28		80	93
Hawaii GO	5.000%	10/1/28		225	273
Hawaii GO	5.000%	1/1/29		5,200	6,451
Hawaii GO	4.000%	4/1/29		1,750	1,965
Hawaii GO	5.000%	8/1/29		770	889
Hawaii GO	5.000%	8/1/30		3,355	3,852
Hawaii GO	5.000%	8/1/30		45	51
Hawaii GO	5.000%	10/1/30		750	915
Hawaii GO	4.000%	5/1/31		325	361
Hawaii GO	4.000%	5/1/32		500	553
Hawaii GO	4.000%	1/1/34		2,675	2,954
Hawaii GO	4.000%	10/1/34		2,510	2,728
Honolulu HI City & County GO	5.000%	10/1/21		885	956
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	525	583
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	300	333
Honolulu HI City & County GO	5.000%	10/1/37		705	811
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/21	(Prere.)	250	269
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/22	(Prere.)	185	204
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/31		335	368
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/33		575	625
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		1,485	1,696
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42		1,000	1,069
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/45		355	404
					63,262
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26		900	1,078

38

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois (4.4%)
Chicago IL Board of Education GO	5.750%	4/1/33		100	116
Chicago IL Board of Education GO	5.750%	4/1/34		100	115
Chicago IL Board of Education GO	5.750%	4/1/35		350	402
Chicago IL Board of Education GO	5.000%	4/1/42		2,000	2,172
Chicago IL Board of Education GO	5.000%	4/1/46		1,000	1,083
Chicago IL Board of Education GO	6.000%	4/1/46		2,415	2,795
Chicago IL GO	5.000%	1/1/22		125	132
Chicago IL GO	5.000%	1/1/23		35	37
Chicago IL GO	5.000%	1/1/24		715	773
Chicago IL GO	5.000%	1/1/25	(14)	305	306
Chicago IL GO	5.000%	1/1/25		3,260	3,568
Chicago IL GO	5.000%	1/1/26		495	548
Chicago IL GO	5.000%	1/1/27	(4)	200	204
Chicago IL GO	5.000%	1/1/28	(4)	100	102
Chicago IL GO	5.250%	1/1/28		160	175
Chicago IL GO	5.000%	1/1/29	(4)	100	102
Chicago IL GO	4.750%	1/1/30	(4)	515	516
Chicago IL GO	5.625%	1/1/30		400	459
Chicago IL GO	5.625%	1/1/31		200	228
Chicago IL GO	5.000%	1/1/32	(14)	65	65
Chicago IL GO	5.500%	1/1/33		510	560
Chicago IL GO	5.750%	1/1/33		515	588
Chicago IL GO	5.500%	1/1/34		150	164
Chicago IL GO	5.500%	1/1/34		310	339
Chicago IL GO	5.000%	1/1/35		700	736
Chicago IL GO	4.750%	1/1/36	(4)	175	175
Chicago IL GO	6.000%	1/1/38		3,675	4,188
Chicago IL GO	5.500%	1/1/39		335	363
Chicago IL GO	5.000%	1/1/44		1,060	1,124
Chicago IL GO	5.500%	1/1/49		1,000	1,103
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,486
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/24		275	318
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/25		110	130
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26		215	258
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/27		795	945
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		340	398
Chicago IL Midway Airport Revenue	5.000%	1/1/25		75	83
Chicago IL Midway Airport Revenue	5.000%	1/1/27		60	68
Chicago IL Midway Airport Revenue	5.000%	1/1/41		390	439
Chicago IL Midway Airport Revenue	5.000%	1/1/46		485	544
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	100	106
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	1,530	1,632
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	1,845	1,971
Chicago IL O’Hare International Airport Revenue	6.000%	1/1/21	(Prere.)	100	107

39

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	2,110	2,280
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		185	211
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		175	204
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		100	116
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		85	98
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,695	1,833
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		200	230
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		500	577
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		500	575
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		605	685
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		50	51
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		585	620
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		400	456
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		240	277
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		2,000	2,249
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		525	573
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		650	750
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		505	536
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44		350	381
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		590	658
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/47		4,030	4,607
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		5,995	6,812
Chicago IL Park District GO	5.000%	1/1/36		1,845	2,062
Chicago IL Park District GO	4.000%	1/1/41	(15)	1,000	1,024
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/49		250	276
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51	(4)	500	553
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51		500	547
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20		500	510
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28	(14)	330	253
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		150	163

40

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,500	2,873
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		500	546
Chicago IL Water Revenue	5.000%	11/1/29		50	54
Chicago IL Waterworks Revenue	5.000%	11/1/28		860	996
Chicago IL Waterworks Revenue	5.000%	11/1/30		250	285
Cook County IL Community College District GO	5.500%	12/1/38		200	211
Cook County IL Community College District GO	5.000%	12/1/47	(15)	500	556
Cook County IL GO	5.000%	11/15/19		115	117
Cook County IL GO	5.000%	11/15/21		125	127
Cook County IL GO	5.250%	11/15/22		360	377
Cook County IL GO	5.000%	11/15/23		335	375
Cook County IL GO	5.000%	11/15/24		430	470
Cook County IL GO	5.250%	11/15/24		200	215
Cook County IL GO	5.000%	11/15/25		295	321
Cook County IL GO	5.250%	11/15/25		100	107
Cook County IL GO	5.000%	11/15/26		135	156
Cook County IL GO	5.000%	11/15/28		85	88
Cook County IL GO	5.250%	11/15/28		1,175	1,254
Cook County IL GO	4.000%	11/15/29		215	223
Cook County IL GO	5.000%	11/15/31		500	563
Cook County IL Sales Tax Revenue	5.000%	11/15/37		375	400
Evanston IL GO	3.500%	12/1/38		645	643
Evanston IL GO	3.500%	12/1/39	(15)	755	764
Illinois Finance Authority Revenue (DePaul University)	6.125%	4/1/21	(Prere.)	300	325
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		140	154
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/32		90	94
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/33		50	52
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/51		75	79
Illinois GO	5.000%	6/1/19		1,000	1,002
Illinois GO	5.000%	7/1/19		5,000	5,024
Illinois GO	5.000%	8/1/19		4,120	4,150
Illinois GO	4.000%	9/1/19		25	25
Illinois GO	5.000%	11/1/19		5,000	5,073
Illinois GO	5.000%	12/1/19		1,850	1,882
Illinois GO	4.000%	2/1/20		100	101
Illinois GO	5.000%	2/1/20		2,865	2,923
Illinois GO	5.000%	7/1/20		125	129
Illinois GO	5.000%	8/1/20	(4)	650	671
Illinois GO	4.000%	9/1/20		135	138
Illinois GO	5.000%	11/1/20		1,675	1,738
Illinois GO	4.000%	1/1/21		310	317
Illinois GO	5.000%	1/1/21		100	104
Illinois GO	5.250%	1/1/21		275	287
Illinois GO	4.000%	2/1/21		100	102
Illinois GO	5.000%	2/1/21		5,000	5,210
Illinois GO	5.000%	7/1/21		375	394
Illinois GO	5.000%	8/1/21		1,830	1,928
Illinois GO	5.000%	11/1/21		2,500	2,648

41

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	1/1/22		800	811
Illinois GO	5.000%	2/1/22		1,050	1,113
Illinois GO	5.000%	2/1/22		240	254
Illinois GO	5.000%	5/1/22		55	59
Illinois GO	5.000%	5/1/22		2,500	2,664
Illinois GO	5.250%	5/1/22		3,830	4,105
Illinois GO	5.000%	8/1/22	(4)	200	215
Illinois GO	4.000%	9/1/22		200	208
Illinois GO	4.000%	9/1/22		115	115
Illinois GO	5.000%	2/1/23		220	235
Illinois GO	5.000%	2/1/23		200	214
Illinois GO	5.000%	5/1/23		225	242
Illinois GO	5.000%	7/1/23		580	624
Illinois GO	5.000%	11/1/23		2,500	2,704
Illinois GO	5.000%	12/1/23		2,000	2,166
Illinois GO	5.000%	1/1/24		290	294
Illinois GO	5.000%	2/1/24		125	135
Illinois GO	5.500%	7/1/24		600	653
Illinois GO	5.000%	11/1/24		3,000	3,274
Illinois GO	5.000%	3/1/25		390	408
Illinois GO	5.500%	7/1/25		470	510
Illinois GO	4.000%	8/1/25		580	589
Illinois GO	5.000%	8/1/25		60	63
Illinois GO	5.000%	11/1/25		5,500	6,024
Illinois GO	5.000%	5/1/26		150	161
Illinois GO	5.500%	7/1/26		470	509
Illinois GO	5.000%	11/1/26		5,000	5,503
Illinois GO	5.000%	2/1/27		50	53
Illinois GO	5.000%	5/1/27		250	268
Illinois GO	5.000%	10/1/27		650	718
Illinois GO	5.000%	11/1/27		1,000	1,105
Illinois GO	5.000%	10/1/28		1,000	1,107
Illinois GO	5.000%	11/1/28		6,555	7,241
Illinois GO	5.250%	2/1/29		2,500	2,681
Illinois GO	5.000%	5/1/29		75	80
Illinois GO	5.250%	7/1/29		295	314
Illinois GO	5.000%	10/1/29		1,000	1,106
Illinois GO	5.000%	11/1/29		2,500	2,741
Illinois GO	4.000%	2/1/31	(4)	250	264
Illinois GO	5.250%	2/1/31		100	106
Illinois GO	5.000%	3/1/32		50	52
Illinois GO	4.000%	12/1/33		925	916
Illinois GO	5.000%	1/1/34		665	685
Illinois GO	5.000%	5/1/35		150	157
Illinois GO	5.000%	12/1/35		1,500	1,607
Illinois GO	5.000%	5/1/36		365	381
Illinois GO	5.500%	7/1/38		1,125	1,190
Illinois GO	5.000%	2/1/39		285	296
Illinois GO	5.000%	5/1/39		555	577
Illinois GO	5.000%	5/1/39		2,000	2,137
Illinois GO	5.000%	1/1/41		100	105
Illinois GO	4.000%	6/1/41		60	57
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/22		100	108

42

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/23		230	255
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		40	46
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/31		1,000	1,150
Illinois Municipal Electric Agency Power Supply System Revenue	4.000%	2/1/33		250	267
Illinois Regional Transportation Authority Revenue	5.750%	6/1/21	(4)	120	129
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26	(14)	170	214
Illinois Regional Transportation Authority Revenue	5.750%	6/1/34	(4)	175	231
Illinois Sales Tax Revenue	4.750%	6/15/19	(Prere.)	225	226
Illinois Sales Tax Revenue	5.250%	6/15/19	(Prere.)	160	161
Illinois Sales Tax Revenue	5.000%	6/15/20		270	278
Illinois Sales Tax Revenue	5.000%	6/15/20		250	258
Illinois Sales Tax Revenue	4.000%	6/15/21		350	351
Illinois Sales Tax Revenue	5.000%	6/15/21		830	874
Illinois Sales Tax Revenue	5.000%	6/15/22		650	700
Illinois Sales Tax Revenue	5.000%	6/15/22		725	781
Illinois Sales Tax Revenue	5.000%	6/15/23		190	207
Illinois Sales Tax Revenue	5.000%	6/15/24		1,110	1,200
Illinois Sales Tax Revenue	5.000%	6/15/25		315	340
Illinois Sales Tax Revenue	5.000%	6/15/26		1,530	1,650
Illinois Sports Facility Authority Revenue	0.000%	6/15/26	(2)	245	188
Illinois Sports Facility Authority Revenue	5.000%	6/15/27	(4)	990	1,100
Illinois Toll Highway Authority Revenue	5.000%	1/1/21		100	105
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		150	163
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		2,000	2,230
Illinois Toll Highway Authority Revenue	5.000%	1/1/24		100	115
Illinois Toll Highway Authority Revenue	5.000%	1/1/26		2,000	2,386
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		325	332
Illinois Toll Highway Authority Revenue	4.000%	12/1/31		185	199
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		675	779
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		1,600	1,896
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		750	847
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,800	2,127
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		360	412
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,000	1,114
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		120	137
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		375	423
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		2,390	2,602
Illinois Toll Highway Authority Revenue	5.000%	1/1/39		235	261
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		3,180	3,603
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		1,050	1,186
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	755	595
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28	(14)	205	153
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	70	49
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	150	104

43

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	(14)	2,270	1,172
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	2,575	1,200
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46	(4)	615	200
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47	(4)	380	117
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/20	(14)	290	282
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(ETM)	30	34
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(14)	265	289
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	5	5
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	235	207
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	250	165
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	290	187
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	430	266
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	165	98
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/34	(14)	250	142
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	510	283
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	290	143
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/43	(4)	320	118
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	520	184
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/45	(4)	340	115

44

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50	(4)	350	359
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51	(4)	850	222
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56		5,000	901
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	5,500	1,122
1	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project), 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37		1,500	897
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		175	186
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		185	195
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		1,565	1,757
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/40		2,350	2,610
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/48		2,615	2,875
	Springfield IL Electric Revenue	5.000%	3/1/33		500	562
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31		190	119
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32		90	53
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33		300	169
	Will County IL GO	5.000%	11/15/45		2,000	2,225
						219,948
Indiana (0.4%)
	Carmel IN Redevelopment Authority	4.000%	2/1/38		675	699
	Indiana Finance Authority Highway Revenue	5.000%	12/1/21		180	195
	Indiana Finance Authority Highway Revenue	5.000%	12/1/23		385	442
	Indiana Finance Authority Highway Revenue	5.000%	12/1/25		990	1,190
	Indiana Finance Authority Highway Revenue	5.000%	6/1/29		350	446
	Indiana Finance Authority Revenue	5.000%	2/1/20		210	215
	Indiana Finance Authority Revenue	5.000%	2/1/24		250	288
	Indiana Finance Authority Revenue	5.000%	2/1/25		170	201
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		175	207
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		210	248
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/37		320	376
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/21	(Prere.)	2,055	2,176
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/29		925	1,152
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		2,030	2,187

45

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41		250	267
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	(14)	500	574
Indiana Municipal Power Agency Revenue	4.000%	1/1/42		110	116
Indiana Municipal Power Agency Revenue	5.000%	1/1/42		2,110	2,412
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/49		3,000	3,551
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	3.840%	2/1/54		2,000	2,017
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20	(Prere.)	1,600	1,636
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	1,355	1,559
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	1/15/30		335	371
					22,525
Iowa (0.2%)
Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34		1,990	2,034
Iowa Finance Authority Revenue	5.000%	8/1/20		395	412
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46		3,000	3,499
Iowa Special Obligation Revenue	4.000%	6/1/26		350	401
Iowa Special Obligation Revenue	5.000%	6/1/27		125	150
Iowa Special Obligation Revenue	5.000%	6/1/28		825	990
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19	(Prere.)	555	556
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19	(Prere.)	105	105
					8,147
Kansas (0.3%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		250	261
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21		1,200	1,292
Kansas Department of Transportation Highway Revenue	5.000%	9/1/24		640	747
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		260	310
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		185	216
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		320	381
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		655	776
Kansas Department of Transportation Highway Revenue	5.000%	9/1/30		750	879
Kansas Department of Transportation Highway Revenue	5.000%	9/1/34		220	256

46

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Kansas Development Finance Authority Revenue (Kansas Department of Health & Environment)	5.000%	3/1/21		545	560
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25		1,790	2,079
Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	(Prere.)	410	454
Seward County KS Unified School District No. 480 GO	5.000%	9/1/29		1,000	1,167
Seward County KS Unified School District No. 480 GO	5.000%	9/1/39		90	100
Wyandotte County KS Unified School District No. 500 GO	4.125%	9/1/37		765	831
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/32		1,715	1,875
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.250%	9/1/39		525	555
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/40		75	85
					12,824
Kentucky (0.6%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/19	(14)	300	304
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/25		320	363
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/26		720	824
Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	4.000%	9/1/48		4,000	4,147
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/48		2,000	2,300
Kentucky Municipal Power Agency Power System Revenue	4.000%	9/1/39	(14)	135	141
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/42	(14)	150	169
Kentucky Property & Building Commission Revenue	5.000%	8/1/19		500	504
Kentucky Property & Building Commission Revenue	5.000%	8/1/19		1,275	1,285
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		170	177
Kentucky Property & Building Commission Revenue	5.000%	8/1/22		600	656
Kentucky Property & Building Commission Revenue	5.000%	11/1/22		1,800	1,980
Kentucky Property & Building Commission Revenue	5.000%	8/1/23		770	861
Kentucky Property & Building Commission Revenue	5.000%	8/1/24		100	114
Kentucky Property & Building Commission Revenue	5.000%	5/1/29		750	884

47

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		200	219
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/27		550	649
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/30		6,250	6,726
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/34		3,195	3,430
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	3.000%	5/15/46		610	575
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/23	(4)	2,300	2,347
					28,655
Louisiana (0.5%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/39		380	433
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20		100	103
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	130	143
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23		625	704
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/26		620	746
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20	(Prere.)	855	884
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22		2,355	2,582
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	(Prere.)	155	170
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		420	460
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		1,305	1,424
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		1,095	1,241
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39		2,325	2,522
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41		160	181
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45		1,000	1,061
Louisiana GO	5.000%	7/15/20		515	536
Louisiana GO	5.000%	7/15/23		2,040	2,247
Louisiana GO	5.000%	7/15/24		475	523
Louisiana GO	5.000%	8/1/25		50	58
Louisiana GO	5.000%	8/1/27		400	482
Louisiana GO	4.000%	5/15/29		610	654
Louisiana GO	4.000%	2/1/33		5,020	5,358
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/43		100	109
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/44		400	442
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/51		150	165
Louisiana Public Facilities Authority Lease Revenue	4.000%	1/1/56		100	103

48

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/56		2,290	2,501
Louisiana Public Facilities Authority Revenue (Loyola University)	5.000%	10/1/41		865	897
					26,729
Maine (0.0%)
Maine GO	5.000%	6/1/21		500	535

Maryland (2.6%)
Baltimore MD Project Revenue	5.000%	7/1/38		60	67
Baltimore MD Project Revenue	5.000%	7/1/38		810	907
Baltimore MD Project Revenue	5.000%	7/1/41		660	699
Baltimore MD Project Revenue	5.000%	7/1/44		200	225
Howard County MD GO	5.000%	2/15/27		845	1,043
Howard County MD GO	3.000%	2/15/30		100	102
Maryland Department of Transportation Revenue	5.000%	12/15/20		2,400	2,532
Maryland Department of Transportation Revenue	4.000%	9/1/21		1,000	1,055
Maryland Department of Transportation Revenue	5.000%	9/1/22		130	144
Maryland Department of Transportation Revenue	5.000%	2/15/23		1,665	1,871
Maryland Department of Transportation Revenue	5.000%	9/1/23		1,040	1,186
Maryland Department of Transportation Revenue	5.000%	9/1/24		950	1,111
Maryland Department of Transportation Revenue	4.000%	12/15/26		150	165
Maryland Department of Transportation Revenue	5.000%	9/1/27		1,140	1,423
Maryland Department of Transportation Revenue	4.000%	11/1/27		550	612
Maryland Department of Transportation Revenue	3.000%	12/15/30		755	770
Maryland Department of Transportation Revenue	3.500%	10/1/33		1,100	1,161
Maryland GO	5.000%	8/1/19	(Prere.)	200	202
Maryland GO	4.000%	3/15/20	(Prere.)	125	128
Maryland GO	4.000%	3/15/20	(Prere.)	1,455	1,486
Maryland GO	5.000%	6/1/20		135	140
Maryland GO	4.000%	8/1/20	(Prere.)	1,570	1,617
Maryland GO	5.000%	8/1/20	(Prere.)	520	542
Maryland GO	5.000%	8/1/20		500	521
Maryland GO	5.000%	8/1/20		1,000	1,042
Maryland GO	5.250%	8/1/20		2,000	2,091
Maryland GO	5.000%	3/1/21	(Prere.)	1,480	1,572
Maryland GO	5.000%	3/1/21		125	133
Maryland GO	5.000%	3/1/21	(Prere.)	1,400	1,487
Maryland GO	5.000%	3/1/21	(Prere.)	1,865	1,980
Maryland GO	4.500%	8/1/21		235	250
Maryland GO	5.000%	8/1/21		3,985	4,284
Maryland GO	5.000%	8/1/21	(Prere.)	100	108
Maryland GO	5.000%	8/1/21	(Prere.)	460	495
Maryland GO	5.000%	8/1/21	(Prere.)	100	108

49

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Maryland GO	5.000%	8/1/21		150	161
Maryland GO	4.000%	3/1/22	(Prere.)	1,300	1,386
Maryland GO	5.000%	3/1/22	(Prere.)	250	274
Maryland GO	5.000%	3/15/22		1,000	1,095
Maryland GO	5.000%	6/1/22		840	925
Maryland GO	5.000%	8/1/22		4,925	5,450
Maryland GO	5.000%	8/1/22	(Prere.)	840	930
Maryland GO	5.000%	8/1/22		2,420	2,678
Maryland GO	5.000%	8/1/22		4,660	5,157
Maryland GO	5.000%	8/1/22	(Prere.)	350	388
Maryland GO	5.000%	3/1/23	(Prere.)	2,130	2,393
Maryland GO	5.000%	3/1/23	(Prere.)	730	820
Maryland GO	5.000%	3/1/23	(Prere.)	200	225
Maryland GO	5.000%	3/1/23		215	242
Maryland GO	5.000%	3/15/23		1,610	1,813
Maryland GO	5.000%	6/1/23		505	572
Maryland GO	5.000%	8/1/23	(Prere.)	115	131
Maryland GO	5.000%	8/1/23		175	199
Maryland GO	5.000%	8/1/23		2,275	2,588
Maryland GO	5.000%	3/15/24		1,500	1,734
Maryland GO	4.000%	8/1/24		1,820	2,030
Maryland GO	5.000%	8/1/24		245	286
Maryland GO	5.000%	8/1/24		5,175	6,041
Maryland GO	5.000%	3/15/25		1,750	2,074
Maryland GO	4.000%	6/1/25		1,605	1,785
Maryland GO	5.000%	3/15/26		1,200	1,455
Maryland GO	5.000%	6/1/26		1,310	1,520
Maryland GO	4.000%	8/1/26		1,000	1,083
Maryland GO	5.000%	8/1/26		4,715	5,761
Maryland GO	5.000%	8/1/26		2,030	2,480
Maryland GO	3.000%	3/1/27		350	357
Maryland GO	5.000%	3/15/27		1,630	2,015
Maryland GO	4.000%	6/1/27		860	952
Maryland GO	4.000%	8/1/27		960	1,037
Maryland GO	5.000%	8/1/27		595	741
Maryland GO	3.000%	3/1/28		295	300
Maryland GO	4.000%	6/1/28		2,035	2,247
Maryland GO	4.000%	8/1/29		1,100	1,182
Maryland GO	3.000%	3/1/30		200	205
Maryland GO	4.000%	8/1/32		6,645	7,472
Maryland GO	5.000%	3/15/29		4,000	5,007
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/41		2,650	3,029
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/42		1,000	1,167
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/46		950	1,082
Maryland Transportation Authority Facilities Projects Revenue	4.000%	7/1/26		1,200	1,284
Montgomery County MD GO	5.000%	7/1/21		245	263
Montgomery County MD GO	5.000%	11/1/23		2,955	3,384
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	755	887

50

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	115	135
Montgomery County MD GO	5.000%	11/1/24		100	117
Montgomery County MD GO	5.000%	10/1/27		3,000	3,747
Prince George’s County MD Consolidated Public Improvement GO	4.000%	7/15/30		5,145	5,892
Prince George’s County MD GO	3.000%	9/15/29		130	136
					129,573
Massachusetts (5.0%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/20		2,940	3,057
Massachusetts Bay Transportation Authority Assessment Revenue	4.050%	7/1/41		50	52
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41		670	726
Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/25		875	1,045
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25		145	173
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28		2,750	3,481
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		155	201
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,000	1,079
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35		1,545	1,601
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		2,470	2,830
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41		3,650	4,284
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45		3,225	3,682
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		1,130	1,155
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		1,000	1,022
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		5,400	5,511
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/37		720	735
Massachusetts Development Finance Agency Revenue (Boston College)	4.000%	7/1/42		930	996
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		850	896
Massachusetts Development Finance Agency Revenue (Brandeis University)	5.000%	10/1/35		835	847
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/48		1,185	1,302
Massachusetts Development Finance Agency Revenue (Deerfield Academy)	5.000%	10/1/40		4,665	4,861
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		1,030	1,125
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		500	559

51

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		780	894
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/32		980	1,111
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		500	554
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	(Prere.)	1,130	1,186
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/22		290	321
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/24		150	176
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		1,000	1,141
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		1,360	1,807
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		1,315	1,780
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	586
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		3,000	3,397
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/43		380	422
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		75	87
Massachusetts Federal Highway Revenue	5.000%	6/15/26		1,000	1,188
Massachusetts GO	5.000%	7/1/19	(Prere.)	50	50
Massachusetts GO	5.000%	8/1/19		600	605
Massachusetts GO	5.000%	4/1/20		2,500	2,577
Massachusetts GO	5.250%	8/1/20		165	172
Massachusetts GO	5.500%	10/1/20	(14)	3,200	3,375
Massachusetts GO	5.000%	4/1/21	(Prere.)	100	106
Massachusetts GO	5.000%	4/1/21	(Prere.)	200	213
Massachusetts GO	5.000%	8/1/21	(Prere.)	310	333
Massachusetts GO	5.250%	8/1/21		75	81
Massachusetts GO	5.250%	9/1/21	(4)	560	607
Massachusetts GO	5.000%	10/1/21	(Prere.)	150	162
Massachusetts GO	5.000%	12/1/21	(Prere.)	1,010	1,097
Massachusetts GO	5.000%	3/1/22		1,935	2,116
Massachusetts GO	5.000%	7/1/22	(Prere.)	4,000	4,413
Massachusetts GO	5.000%	7/1/22		710	784
Massachusetts GO	5.000%	7/1/22	(Prere.)	450	496
Massachusetts GO	5.000%	7/1/22	(Prere.)	160	177
Massachusetts GO	5.000%	7/1/22	(Prere.)	1,585	1,749
Massachusetts GO	5.000%	7/1/22		4,000	4,417
Massachusetts GO	5.000%	8/1/22		2,705	2,994
Massachusetts GO	5.250%	8/1/22		345	385
Massachusetts GO	5.000%	10/1/22		380	423
Massachusetts GO	5.000%	11/1/22	(Prere.)	1,000	1,114
Massachusetts GO	5.000%	11/1/22	(Prere.)	300	334
Massachusetts GO	5.000%	11/1/22	(Prere.)	205	228
Massachusetts GO	5.000%	3/1/23		535	602
Massachusetts GO	5.000%	7/1/23		565	641

52

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	7/1/23		410	465
Massachusetts GO	5.000%	8/1/23		340	387
Massachusetts GO	5.250%	8/1/23		975	1,119
Massachusetts GO	5.000%	7/1/24		3,495	4,069
Massachusetts GO	5.000%	12/1/24		3,930	4,623
Massachusetts GO	4.000%	5/1/25		1,000	1,086
Massachusetts GO	5.000%	7/1/25		325	388
Massachusetts GO	5.000%	7/1/25		1,635	1,950
Massachusetts GO	5.000%	8/1/25		275	329
Massachusetts GO	5.250%	9/1/25	(4)	540	655
Massachusetts GO	5.000%	10/1/25		220	264
Massachusetts GO	5.000%	10/1/25		1,685	2,021
Massachusetts GO	5.000%	4/1/26		1,510	1,832
Massachusetts GO	5.000%	10/1/26		430	527
Massachusetts GO	5.000%	11/1/26		3,345	4,105
Massachusetts GO	5.000%	7/1/27		755	938
Massachusetts GO	5.000%	7/1/27		990	1,230
Massachusetts GO	5.000%	7/1/27		750	932
Massachusetts GO	4.000%	10/1/27		225	232
Massachusetts GO	5.000%	7/1/29		485	583
Massachusetts GO	5.000%	9/1/29		1,000	1,107
Massachusetts GO	4.000%	11/1/29		100	107
Massachusetts GO	5.000%	5/1/30		1,500	1,686
Massachusetts GO	5.000%	7/1/30		505	593
Massachusetts GO	5.500%	8/1/30	(2)	645	850
Massachusetts GO	4.000%	7/1/31		200	211
Massachusetts GO	5.000%	7/1/31		4,600	5,472
Massachusetts GO	4.000%	12/1/32		2,465	2,576
Massachusetts GO	5.000%	7/1/33		100	117
Massachusetts GO	4.000%	9/1/33		8,575	9,382
Massachusetts GO	5.000%	2/1/35		110	130
Massachusetts GO	5.000%	7/1/35		1,000	1,160
Massachusetts GO	5.000%	8/1/35		100	107
Massachusetts GO	4.000%	9/1/35		655	711
Massachusetts GO	3.375%	10/1/35		200	201
Massachusetts GO	3.000%	11/1/35		5,495	5,493
Massachusetts GO	5.000%	12/1/35		120	142
Massachusetts GO	5.000%	1/1/36		890	1,087
Massachusetts GO	5.000%	7/1/36		940	1,088
Massachusetts GO	4.000%	9/1/37		200	215
Massachusetts GO	4.000%	9/1/37		100	108
Massachusetts GO	5.000%	12/1/38		750	882
Massachusetts GO	4.250%	12/1/39		1,525	1,588
Massachusetts GO	4.000%	5/1/40		100	105
Massachusetts GO	5.000%	3/1/41		3,200	3,591
Massachusetts GO	3.000%	4/1/41		645	620
Massachusetts GO	4.500%	12/1/43		4,000	4,223
Massachusetts GO	4.000%	2/1/44		500	533
Massachusetts GO	3.000%	4/1/44		635	601
Massachusetts GO	5.000%	7/1/45		400	457
Massachusetts GO	4.000%	2/1/46		1,000	1,066
Massachusetts GO	5.000%	3/1/46		1,000	1,119
Massachusetts GO	4.000%	4/1/46		1,880	1,990
Massachusetts GO	3.000%	9/1/46		4,795	4,498

53

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	4/1/47		1,505	1,745
Massachusetts GO	5.000%	4/1/47		360	417
Massachusetts GO	5.250%	4/1/47		200	237
Massachusetts GO	5.000%	1/1/49		5,000	5,935
Massachusetts Health & Educational Facilities Authority Revenue (Berklee College of Music, Inc.)	5.000%	10/1/37		10	10
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.000%	12/15/19	(Prere.)	335	342
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		125	170
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/35		750	778
Massachusetts Port Authority Revenue	5.000%	7/1/45		160	183
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19		75	76
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/19		670	680
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		125	135
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21		420	454
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22		3,535	3,920
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		4,380	4,850
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		3,425	3,790
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		260	287
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.050%	8/15/28		1,135	1,190
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		1,270	1,395
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		1,400	1,535
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,000	1,173
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32		275	295
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35		3,575	3,867
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35		2,450	2,681
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/41		1,330	1,420
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		500	536
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/43		2,375	2,610
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		2,435	2,843

54

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,625	9,131
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/30	(14)	140	184
Massachusetts Transportation Fund Revenue	5.000%	6/1/26		120	146
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		300	319
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		1,750	2,025
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		150	159
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19		100	101
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		6,820	7,772
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		945	1,104
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/38		2,450	2,469
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	(Prere.)	170	171
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	(Prere.)	210	212
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(ETM)	15	16
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)(ETM)	10	10
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)	320	336
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	120	129
Massachusetts Water Resources Authority Revenue	5.500%	8/1/21	(4)	840	913
Massachusetts Water Resources Authority Revenue	5.000%	8/1/24		1,000	1,074
Massachusetts Water Resources Authority Revenue	5.250%	8/1/26	(4)	1,030	1,281
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		180	215
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	80	107
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		245	265
Massachusetts Water Resources Authority Revenue	5.000%	8/1/37		140	152
Massachusetts Water Resources Authority Revenue	4.000%	8/1/40		500	533
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		2,585	3,020
Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		100	107
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		1,310	1,399
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		295	322

55

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	11/1/40		4,320	4,995
University of Massachusetts Building Authority Revenue	5.250%	11/1/42		120	145
					250,038
Michigan (1.6%)
Detroit MI City School District GO	5.250%	5/1/27	(4)	130	157
Detroit MI City School District GO	5.250%	5/1/30	(4)	3,135	3,933
Detroit MI City School District GO	5.250%	5/1/32	(4)	125	157
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		5,000	5,414
Detroit MI Water Supply System Revenue	5.250%	7/1/41		500	531
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	750	857
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		155	185
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33		620	723
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		1,775	2,030
Holland MI Electric Utility System Revenue	5.000%	7/1/27		250	266
Holland MI Electric Utility System Revenue	5.000%	7/1/33		780	829
Holland MI Electric Utility System Revenue	5.000%	7/1/39		3,170	3,372
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/28		500	561
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		240	267
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/37		950	1,009
Lansing MI Board of Water & Light Utility System Revenue	5.500%	7/1/41		250	269
Michigan Building Authority Revenue	5.000%	4/15/22		610	669
Michigan Building Authority Revenue	5.000%	4/15/23		195	220
Michigan Building Authority Revenue	5.250%	10/15/24	(12)	2,000	2,032
Michigan Building Authority Revenue	5.000%	10/15/29		75	84
Michigan Building Authority Revenue	5.000%	10/15/32		2,525	2,985
Michigan Building Authority Revenue	5.000%	4/15/33		485	562
Michigan Building Authority Revenue	5.000%	10/15/33		375	442
Michigan Building Authority Revenue	5.000%	4/15/38		3,060	3,529
Michigan Building Authority Revenue	5.000%	4/15/41		500	574
Michigan Building Authority Revenue	5.500%	10/15/45		3,000	3,251
Michigan Building Authority Revenue	5.000%	10/15/50		110	126
Michigan Building Authority Revenue	5.000%	10/15/51		500	568
Michigan Finance Authority Revenue	5.000%	4/1/20		300	308
Michigan Finance Authority Revenue	5.000%	4/1/21		250	264
Michigan Finance Authority Revenue	5.000%	10/1/39		2,910	3,275
Michigan Finance Authority Revenue	5.000%	11/1/43		1,500	1,757
Michigan Finance Authority Revenue	4.000%	11/1/48		2,000	2,109
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	3,700	3,838
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	400	460

56

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	250	288
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	310	356
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	1,000	1,149
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		250	291
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	871
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	115	129
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		250	285
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		985	1,124
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		700	795
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		750	850
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		250	267
Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/23	(4)	1,635	1,848
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23		1,250	1,391
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19		1,950	1,961
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20		110	111
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/21		210	211
Michigan GAN	5.000%	3/15/22		770	841
Michigan GAN	5.000%	3/15/23		3,235	3,628
Michigan GAN	5.000%	3/15/24		170	195
Michigan GAN	5.000%	3/15/25		970	1,141
Michigan GAN	5.000%	3/15/26		680	818
Michigan GAN	5.000%	3/15/27		595	729
Michigan GO	4.000%	5/1/29		3,000	3,406
Michigan State University Revenue	5.000%	8/15/38		3,230	3,549
Michigan State University Revenue	4.000%	2/15/44		1,875	2,009
Michigan State University Revenue	5.000%	2/15/48		1,500	1,770
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/31		315	339
Michigan Trunk Line Revenue	5.000%	11/1/19		50	51
University of Michigan Revenue	5.000%	4/1/23		200	226
University of Michigan Revenue	5.000%	4/1/40		1,000	1,159
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		1,325	1,476
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42	(4)	255	279
					81,156
Minnesota (0.8%)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		700	823
Minnesota General Fund Revenue	5.000%	3/1/22		455	497

57

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Minnesota General Fund Revenue	5.000%	3/1/27		720	784
Minnesota General Fund Revenue	5.000%	3/1/29		815	886
Minnesota General Fund Revenue	5.000%	6/1/32		2,070	2,322
Minnesota General Fund Revenue	5.000%	6/1/43		1,980	2,204
Minnesota GO	5.000%	11/1/19		75	76
Minnesota GO	5.000%	8/1/20	(Prere.)	2,825	2,941
Minnesota GO	5.000%	8/1/20	(Prere.)	375	390
Minnesota GO	5.000%	8/1/20		500	521
Minnesota GO	5.000%	8/1/20	(Prere.)	5	5
Minnesota GO	5.000%	8/1/21		2,940	3,157
Minnesota GO	5.000%	8/1/21		3,100	3,329
Minnesota GO	5.000%	8/1/21		505	526
Minnesota GO	5.000%	8/1/22		100	111
Minnesota GO	5.000%	8/1/23		5,425	6,165
Minnesota GO	5.000%	8/1/24		2,345	2,733
Minnesota GO	5.000%	8/1/24		4,170	4,861
Minnesota GO	4.000%	10/1/24		860	945
Minnesota GO	5.000%	10/1/24		1,000	1,170
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40		415	463
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/23		1,125	1,268
Scott County MN GO	3.000%	12/1/36		1,645	1,653
					37,830
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	715	747
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	500	522
Mississippi GO	5.000%	10/1/19		2,000	2,028
Mississippi GO	5.000%	10/1/20		230	241
Mississippi GO	5.000%	10/1/21	(Prere.)	1,355	1,465
Mississippi GO	5.000%	11/1/21		315	341
Mississippi GO	5.000%	10/1/27		605	752
Mississippi GO	5.000%	10/1/28		975	1,207
Mississippi GO	5.000%	10/1/34		115	138
Mississippi GO	4.000%	10/1/35		3,675	4,062
Mississippi GO	4.000%	10/1/36		1,240	1,365
					12,868
Missouri (0.2%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/28		250	250
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33		2,085	2,297
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		220	251
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		500	560
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/23	(Prere.)	50	57
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/23		295	333
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25		3,075	3,562

58

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Springfield MO Public Utility Revenue	5.000%	8/1/20		250	261
Springfield MO Public Utility Revenue	5.000%	8/1/26		375	447
Springfield MO Public Utility Revenue	4.000%	8/1/31		130	142
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.500%	7/1/30	(14)	75	98
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42		1,510	1,635
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45		610	693
					10,586
Nebraska (0.1%)
Nebraska GO (Lincoln-West Haymarket Joint Public Agency)	5.000%	12/15/42		50	54
Nebraska Public Power District Revenue	5.000%	1/1/40		1,535	1,642
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		150	159
Omaha NE Public Power District Electric Revenue	5.000%	2/1/22	(Prere.)	2,065	2,251
Omaha NE Public Power District Electric Revenue	5.000%	2/1/28		465	557
Omaha NE Public Power District Electric Revenue	5.000%	2/1/31		180	205
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38		175	184
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42		1,480	1,586
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42		150	150
Omaha NE Public Power District Electric Revenue	5.250%	2/1/42		135	155
					6,943
Nevada (0.9%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/24	(4)	555	558
Clark County NV Airport Improvement Revenue	5.000%	7/1/25	(4)	215	216
Clark County NV Airport Improvement Revenue	5.125%	7/1/36		5,225	5,330
Clark County NV GO	5.000%	11/1/19		125	127
Clark County NV GO	5.000%	11/1/26		780	953
Clark County NV GO	5.000%	11/1/27		155	189
Clark County NV GO	5.000%	12/1/28		2,400	2,445
Clark County NV GO	4.000%	6/1/31		565	623
Clark County NV GO	4.000%	11/1/31		860	942
Clark County NV GO	4.000%	11/1/32		990	1,081
Clark County NV GO	3.000%	11/1/38		2,595	2,539
Clark County NV GO	4.000%	7/1/44		5,000	5,331
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	(Prere.)	500	503
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30		610	623
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.125%	7/1/34		1,490	1,521

59

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.250%	7/1/39	(4)	175	179
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.250%	7/1/42		135	138
Clark County NV School District GO	5.000%	6/15/19		700	703
Clark County NV School District GO	5.000%	6/15/20		175	181
Clark County NV School District GO	5.000%	6/15/23		215	242
Clark County NV School District GO	5.000%	6/15/23		2,000	2,248
Clark County NV School District GO	5.000%	6/15/23		1,420	1,596
Clark County NV School District GO	5.000%	6/15/25		575	674
Clark County NV School District GO	5.000%	6/15/25		1,500	1,758
Clark County NV School District GO	5.000%	6/15/25		1,315	1,541
Clark County NV School District GO	5.000%	6/15/26		100	118
Clark County NV School District GO	5.000%	6/15/27		1,085	1,277
Clark County NV School District GO	5.000%	6/15/28		1,770	2,077
Clark County NV Water Reclamation District GO	5.250%	7/1/19	(Prere.)	275	277
Clark County NV Water Reclamation District GO	5.000%	7/1/23		280	318
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		175	208
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		160	189
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33		500	574
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34		250	286
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37		520	564
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		3,035	3,214
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42		645	662
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42		1,020	1,102
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/22		180	197
Nevada Capital Improvement GO	5.000%	4/1/20		250	258
Nevada GO	5.000%	4/1/24		210	242
Nevada GO	5.000%	11/1/24		140	164
Nevada GO	5.000%	11/1/26		440	519
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/20		1,000	1,053
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25		180	216
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/26		170	206
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/27		285	343
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/30		355	429
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/31		600	722
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		100	110
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/33		100	118
					47,684

60

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Hampshire (0.0%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	5.250%	6/1/19	(Prere.)	585	587
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	550	574
					1,161
New Jersey (4.7%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.125%	11/1/19	(4)	135	137
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		520	543
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21	(4)	585	632
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22		675	740
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/27	(4)	500	402
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	500	387
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28	(4)	260	320
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		100	115
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	660	759
New Jersey Building Authority Revenue	5.000%	6/15/19		2,000	2,008
New Jersey COP	5.250%	6/15/19	(Prere.)	675	678
New Jersey COP	5.250%	6/15/19	(Prere.)	420	422
New Jersey COP	5.250%	6/15/19	(Prere.)	1,960	1,969
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		140	155
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		1,495	1,652
New Jersey Economic Development Authority Revenue	5.000%	11/1/20		2,110	2,202
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		200	216
New Jersey Economic Development Authority Revenue	5.000%	11/1/22		550	602
New Jersey Economic Development Authority Revenue	5.000%	3/1/23		310	332
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		885	974
New Jersey Economic Development Authority Revenue	4.000%	6/15/24		770	816
New Jersey Economic Development Authority Revenue	4.000%	11/1/25		405	431

61

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	11/1/26		1,860	2,136
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		3,030	3,424
New Jersey Economic Development Authority Revenue	5.250%	6/15/29		5,000	5,608
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		3,100	3,605
New Jersey Economic Development Authority Revenue	5.000%	6/15/36		240	263
New Jersey Economic Development Authority Revenue	5.000%	6/15/41		620	671
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		1,000	1,084
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		2,000	2,090
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19		1,000	1,004
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/22		1,110	1,200
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,665	2,870
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		835	898
New Jersey Economic Development Authority Revenue (Cigarette Tax)	4.250%	6/15/27		320	336
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		250	267
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27	(15)	4,215	4,943
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32		1,000	1,033
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		1,425	1,578
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/19		1,075	1,079
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/19		700	703
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/19		600	602
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19	(ETM)	1,130	1,143
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19		235	238
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19		1,725	1,758
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19	(2)	590	603
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20		220	225
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	760	793
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	240	251

62

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/21		510	535
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	300	319
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	105	112
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		2,145	2,255
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	100	108
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		725	779
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,135	1,219
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23		1,590	1,739
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		420	439
New Jersey Economic Development Authority Revenue (School Facilities Construction)	3.000%	3/1/24		710	715
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24		1,210	1,316
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		250	263
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,195	2,381
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		285	303
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25		470	493
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		920	996
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		500	531
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26		1,900	2,033
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		190	210
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		2,855	3,197
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		305	324
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		475	513
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.375%	6/15/27		110	118
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/27		165	181
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	11/1/27		95	101
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		600	646
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/29		285	306

63

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30		1,555	1,664
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31		100	108
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		1,110	1,204
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35		375	406
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/36		160	173
New Jersey Economic Development Authority Revenue (School Facilities Construction) New Jersey Economic Development Authority	5.000%	3/1/38		150	157
Revenue (School Facilities Construction)	5.000%	6/15/40		250	266
New Jersey Economic Development Authority Revenue(Provident Group-Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48		100	106
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19		215	215
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/19		350	355
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21		4,310	4,619
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/23		250	280
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/25		340	389
New Jersey Educational Facilities Authority Revenue (Higher Education Capital Improvement Fund)	4.000%	9/1/25		195	207
New Jersey GO	5.250%	7/1/19		125	126
New Jersey GO	5.250%	7/15/19	(2)	170	171
New Jersey GO	5.000%	6/1/20		300	310
New Jersey GO	5.000%	8/15/20		500	520
New Jersey GO	5.000%	6/1/22		700	764
New Jersey GO	5.000%	6/1/28		125	145
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.625%	6/1/30		125	125
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19		1,310	1,315
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		200	207
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		100	111
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25		200	230

64

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		300	346
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,050	1,204
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,505	1,725
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	12/15/29		5,000	5,775
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		1,800	2,052
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		150	171
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		4,200	4,761
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	0.000%	12/15/35	(2)	270	143
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		4,000	4,549
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,435	2,760
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		2,435	2,745
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,145	1,284
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		1,270	1,416
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23		325	346
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		580	622
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		630	688
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		350	381
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		1,085	1,158
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/30		335	364
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/31		120	122
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		750	793
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		145	153
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		800	847

65

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		170	86
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		885	935
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		2,135	2,240
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		450	480
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		140	152
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		400	425
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		1,610	1,689
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		445	476
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,000	5,491
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		50	53
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19		800	815
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		325	332
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19		500	510
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/19	(14)	175	179
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		225	232
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		120	126
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	480	506
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		740	805
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/22		125	136
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		800	886
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,085	1,211
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	1,280	1,432
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	5,000	5,582
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/23		115	125
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		980	1,099
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	255	289
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		240	272

66

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		600	681
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		425	487
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/24		140	158
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24	(2)	885	751
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		650	738
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		380	312
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		450	476
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	1,600	1,263
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		545	430
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	1,880	1,364
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		360	261
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		1,380	1,001
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29		1,190	824
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	3,645	2,599
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30		1,725	1,139
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	(14)	310	210
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		460	486
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		1,490	941
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	990	633
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		700	760
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		875	965
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		960	580
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	1,555	965
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		610	354
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		750	435
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		640	355
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35		1,735	1,857

67

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		975	517
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		250	261
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36	(2)	760	384
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		720	346
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		3,340	1,604
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		1,595	730
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		250	114
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		2,715	1,182
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/40		1,670	691
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41		1,105	1,158
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		2,225	2,328
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		370	383
New Jersey Turnpike Authority Revenue	5.000%	1/1/20		285	291
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(Prere.)	1,885	1,928
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	(Prere.)	1,055	1,079
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	385	419
New Jersey Turnpike Authority Revenue	5.000%	1/1/22		1,250	1,357
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	965	1,051
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	100	110
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	6,510	7,192
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	175	193
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	925	1,022
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	875	967
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	485	536
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	960	1,061
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	50	55
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	150	166
New Jersey Turnpike Authority Revenue	5.000%	1/1/25		415	461
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		265	294
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		365	405
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		295	359
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		300	365
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		670	771
New Jersey Turnpike Authority Revenue	5.250%	1/1/27	(4)	295	366
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		2,000	2,216
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		430	494
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		250	287
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		560	675
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		260	311
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		500	610
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		535	613
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		480	549
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		300	345

68

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,435	1,637
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		105	122
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		110	130
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		440	501
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		425	486
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		500	600
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		405	462
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		2,470	2,806
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		830	975
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		580	631
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		695	823
New Jersey Turnpike Authority Revenue	3.250%	1/1/38		1,160	1,173
New Jersey Turnpike Authority Revenue	5.000%	1/1/40		1,185	1,392
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		1,495	1,597
New Jersey Turnpike Authority Revenue	5.000%	1/1/43		500	543
New Jersey Turnpike Authority Revenue	5.000%	1/1/45		5,680	6,371
New Jersey Turnpike Authority Revenue	4.000%	1/1/48		2,200	2,355
New Jersey Turnpike Authority Revenue	5.000%	1/1/48		1,000	1,177
Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	210	253
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	2,000	1,757
Rutgers State University New Jersey Revenue	5.000%	5/1/19	(Prere.)	315	315
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		130	135
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		80	87
					237,770
New Mexico (0.1%)
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/19		210	211
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/19		350	351
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/20		620	644
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		550	589
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		325	358
New Mexico Severance Tax Revenue	4.000%	7/1/20		2,260	2,323
New Mexico Severance Tax Revenue	4.000%	7/1/21		125	131
New Mexico Severance Tax Revenue	4.000%	7/1/22		155	166
					4,773
New York (20.5%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		175	59
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/47		240	77
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30		1,500	1,733
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42		790	882
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	15	16

69

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		540	649
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		500	599
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		500	596
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/36		525	570
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		760	896
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		500	586
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		3,050	3,257
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		1,025	1,192
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		285	302
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		590	630
Long Island NY Power Authority Electric System Revenue	5.500%	5/1/19	(Prere.)	575	575
Long Island NY Power Authority Electric System Revenue	6.000%	5/1/19	(Prere.)	550	550
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	600	641
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	2,025	2,163
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/22	(4)	100	94
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/26	(4)	110	93
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		100	109
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/28	(4)	290	229
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		310	376
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,700	2,024
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		500	542
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		710	768
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		1,000	1,109
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/45		210	237
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		2,705	3,131
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		10,000	10,611
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		1,015	1,175

70

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		1,235	1,430
Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		2,200	2,524
Metropolitan Transportation Authority NY Revenue	0.000%	11/15/33		3,135	1,959
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43		350	375
Nassau County NY GO	5.000%	1/1/22		100	108
Nassau County NY GO	5.000%	10/1/27		900	1,104
Nassau County NY GO	5.000%	4/1/39		250	273
Nassau County NY GO	5.000%	4/1/43		390	424
New York City NY GO	5.000%	5/15/19	(Prere.)	285	285
New York City NY GO	5.000%	5/15/19	(Prere.)	100	100
New York City NY GO	4.000%	8/1/19		90	91
New York City NY GO	5.000%	8/1/19		860	867
New York City NY GO	5.000%	8/1/19		635	640
New York City NY GO	5.000%	8/1/19		395	398
New York City NY GO	5.000%	8/1/19		500	504
New York City NY GO	5.000%	8/1/19		945	953
New York City NY GO	5.000%	8/1/19		175	176
New York City NY GO	5.000%	8/1/19		495	499
New York City NY GO	5.000%	8/1/19		600	605
New York City NY GO	5.000%	8/1/19		500	504
New York City NY GO	5.000%	8/1/20		705	735
New York City NY GO	5.000%	8/1/20		690	719
New York City NY GO	5.000%	8/1/20		1,150	1,199
New York City NY GO	5.000%	8/1/20		215	224
New York City NY GO	5.000%	8/1/20		925	964
New York City NY GO	5.000%	8/1/20		1,455	1,517
New York City NY GO	5.000%	8/1/20		1,200	1,251
New York City NY GO	5.000%	8/1/20		1,505	1,569
New York City NY GO	5.000%	8/1/20		3,800	3,961
New York City NY GO	5.000%	4/1/21	(ETM)	1,890	2,013
New York City NY GO	5.000%	8/1/21		180	182
New York City NY GO	5.000%	8/1/21		1,500	1,612
New York City NY GO	5.000%	8/1/21		315	338
New York City NY GO	5.000%	8/1/21		2,520	2,708
New York City NY GO	5.000%	8/1/21		175	188
New York City NY GO	5.000%	8/1/21		705	758
New York City NY GO	5.000%	8/1/21		100	107
New York City NY GO	5.000%	8/1/21		2,355	2,531
New York City NY GO	5.000%	8/1/21		240	258
New York City NY GO	5.000%	8/1/21		765	822
New York City NY GO	5.000%	8/1/21		125	134
New York City NY GO	5.000%	8/1/22		3,495	3,864
New York City NY GO	5.000%	8/1/22		300	332
New York City NY GO	5.000%	8/1/22		1,515	1,675
New York City NY GO	5.000%	8/1/22		5,000	5,528
New York City NY GO	5.000%	8/1/22		1,000	1,106
New York City NY GO	5.000%	8/1/22		195	216
New York City NY GO	5.000%	8/1/22		700	774
New York City NY GO	5.000%	8/1/22		395	437
New York City NY GO	5.000%	8/1/22		215	238
New York City NY GO	5.000%	8/1/22		170	188

71

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/22	2,350	2,560
New York City NY GO	5.000%	4/1/23	2,105	2,304
New York City NY GO	5.000%	8/1/23	125	126
New York City NY GO	5.000%	8/1/23	250	268
New York City NY GO	5.000%	8/1/23	5,000	5,678
New York City NY GO	5.000%	8/1/23	1,340	1,522
New York City NY GO	5.000%	8/1/23	290	329
New York City NY GO	5.000%	8/1/23	175	199
New York City NY GO	5.000%	8/1/23	1,955	2,220
New York City NY GO	5.000%	8/1/24	660	768
New York City NY GO	5.000%	8/1/24	150	170
New York City NY GO	5.000%	8/1/24	360	419
New York City NY GO	5.000%	8/1/24	210	232
New York City NY GO	5.000%	8/1/24	1,145	1,332
New York City NY GO	5.000%	8/1/24	310	343
New York City NY GO	5.000%	8/1/24	815	948
New York City NY GO	5.000%	8/1/24	710	826
New York City NY GO	5.000%	8/1/25	200	223
New York City NY GO	5.000%	8/1/25	595	673
New York City NY GO	5.000%	8/1/25	225	265
New York City NY GO	5.000%	8/1/25	515	614
New York City NY GO	5.000%	8/1/25	1,030	1,227
New York City NY GO	5.000%	8/1/25	170	198
New York City NY GO	5.000%	8/1/25	465	555
New York City NY GO	5.000%	8/1/25	1,270	1,362
New York City NY GO	5.000%	8/1/25	285	340
New York City NY GO	5.000%	8/1/25	1,080	1,288
New York City NY GO	5.000%	8/1/26	500	551
New York City NY GO	5.000%	8/1/26	250	304
New York City NY GO	5.000%	8/1/26	1,210	1,457
New York City NY GO	5.000%	8/1/26	1,100	1,314
New York City NY GO	5.000%	3/1/27	1,635	1,871
New York City NY GO	5.000%	4/1/27	275	300
New York City NY GO	5.000%	8/1/27	700	840
New York City NY GO	5.000%	8/1/27	1,255	1,477
New York City NY GO	5.000%	8/1/27	200	238
New York City NY GO	5.000%	8/1/28	2,635	2,931
New York City NY GO	5.000%	8/1/28	500	623
New York City NY GO	5.000%	8/1/28	330	387
New York City NY GO	5.000%	8/1/28	965	1,178
New York City NY GO	5.000%	8/1/28	145	175
New York City NY GO	5.000%	8/1/28	55	65
New York City NY GO	5.000%	10/1/28	725	801
New York City NY GO	5.000%	8/1/29	100	110
New York City NY GO	5.000%	8/1/29	7,620	8,381
New York City NY GO	5.000%	8/1/29	4,740	5,699
New York City NY GO	5.000%	8/1/29	600	667
New York City NY GO	5.000%	8/1/29	365	426
New York City NY GO	5.000%	8/1/29	285	321
New York City NY GO	5.000%	3/1/30	100	111
New York City NY GO	5.000%	8/1/30	3,440	4,115
New York City NY GO	5.000%	8/1/30	445	546
New York City NY GO	5.000%	8/1/30	2,030	2,429
New York City NY GO	5.000%	10/1/30	690	742
New York City NY GO	5.000%	5/15/31	160	160

72

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.250%	10/1/31		5,500	6,785
New York City NY GO	5.000%	8/1/32		110	126
New York City NY GO	5.000%	10/1/32		185	199
New York City NY GO	5.000%	8/1/33		1,000	1,121
New York City NY GO	5.000%	8/1/35		70	75
New York City NY GO	5.000%	10/1/35		500	598
New York City NY GO	5.000%	5/15/36		890	891
New York City NY GO	5.000%	6/1/36		100	115
New York City NY GO	5.000%	12/1/41		315	366
New York City NY GO	4.000%	12/1/43		265	284
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48		2,000	2,067
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	2,495	2,504
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	4.750%	1/1/42	(2)	10	10
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/31	(3)	20	20
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36	(14)	100	100
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39	(3)	790	791
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/44	(12)	150	59
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46	(14)	130	130
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46	(3)	565	568
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	120	121
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	(Prere.)	210	211
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/19	(Prere.)	2,740	2,752
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	910	977
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	1,000	1,073
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/23	(Prere.)	965	1,096
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		250	268
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		235	240
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		235	271

73

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,815
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	80	83
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,228
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	1,500	1,764
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,119
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/34	170	182
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,170
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	1,180	1,289
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	510	567
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	1,095	1,220
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	100	114
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,501
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	670	673
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	940	1,070
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	3,500	4,075
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,040	5,735
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	500	594
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	865	994
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	350	389
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,199
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	800	944
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,543
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	210	241
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	1,055	1,059
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,455	2,812
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,908
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	425	487

74

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	575	577
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	3,600	4,076
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,697
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	1,255	1,260
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	395	397
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/40	1,610	1,701
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/40	895	899
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	11,680	12,329
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,425	1,509
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,582
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	115	130
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/44	685	744
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	190	196
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	175	190
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	140	158
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	2,935	3,157
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	470	498
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,222
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	200	230
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	6,850	7,583
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	250	276
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	2,355	2,651
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	250	290
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	12,160	13,370
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	1,080	1,194
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	500	582
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	875	945

75

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49		1,500	1,771
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/49		2,500	3,015
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		640	713
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		250	271
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/22		350	392
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26		765	900
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/27		700	823
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		675	792
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29		335	392
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30		1,145	1,333
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/31		1,855	2,152
New York City NY Sales Tax Asset Receivable Corp. Revenue	4.000%	10/15/32		3,500	3,869
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21		15	16
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	100	108
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		160	172
New York City NY Transitional Finance Authority Building Aid Revenue	3.250%	7/15/27		100	104
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		780	961
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		1,610	1,971
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		800	880
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		130	153
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		170	181
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		430	472
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		140	154
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		1,220	1,478
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		2,040	2,424
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		750	870
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/35		1,000	1,234

76

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		725	781
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		265	289
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		100	107
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		4,000	4,816
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		250	286
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		2,605	3,018
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,000	1,092
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		1,230	1,312
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		1,165	1,324
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		3,285	3,770
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		200	229
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		2,080	2,466
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		4,260	4,830
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		1,395	1,407
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19	(Prere.)	135	135
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19		100	102
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	(Prere.)	55	56
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		475	499
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		240	252
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		310	315
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	205	217
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21		225	242
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		205	222
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		350	379
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		170	184
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/22		470	500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		115	128

77

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	310	336
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	330	368
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/24	2,385	2,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	595	644
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/25	140	155
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	245	295
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	1,080	1,282
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	440	522
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	125	139
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/27	520	604
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	115	136
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	150	179
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	2,250	2,518
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	110	127
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	815	1,001
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/29	455	543
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	175	214
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	4,850	5,374
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	275	333
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	210	235
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	205	250
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	1,050	1,255
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,305	1,524
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	620	731
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	60	67
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	300	343
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	720	824

78

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	810	949
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	185	218
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	255	282
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	150	162
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	4,190	5,028
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	2,510	2,961
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	125	148
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	890	1,040
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	150	172
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	100	110
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	905	976
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	510	580
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	220	259
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	140	160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	400	419
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	465	518
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	2,340	2,744
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	395	451
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	590	686
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	2,000	2,355
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	195	228
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	100	116
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	350	369
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	595	718
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	3,295	3,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	660	769
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	831

79

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	780
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/36	360	391
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	5,615	6,497
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	1,335	1,522
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,441
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	395	464
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,091
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/37	2,565	2,979
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,700	1,963
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,615	1,864
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,090	1,228
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,504
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,185	2,425
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	900	1,025
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	4,760	5,339
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,730	8,316
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	350	380
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/39	690	743
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/39	4,845	5,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	3,355	3,510
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/40	1,050	1,207
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	8,050	9,291
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	6,130	6,973
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/42	150	160
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	225	241
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	5,600	6,197
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,125	3,536

80

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/42		495	554
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/43		5,550	6,443
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44		750	805
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/45		3,000	3,503
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		4,250	4,651
New York Convention Center Development Corp. Revenue	0.000%	11/15/39	(4)	500	249
New York Convention Center Development Corp. Revenue	0.000%	11/15/40		650	303
New York Convention Center Development Corp. Revenue	5.000%	11/15/40		700	806
New York Liberty Development Corp. Revenue	5.000%	12/15/41		1,300	1,399
New York Liberty Development Corp. Revenue	5.000%	11/15/44		3,545	3,789
New York Liberty Development Corp. Revenue	5.750%	11/15/51		1,425	1,562
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		430	438
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		175	178
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19		50	51
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	(Prere.)	395	416
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,075	1,128
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,070	1,131
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	475	516
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		215	232
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		260	280
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		255	275
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	700	761
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	400	435
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,645	1,789
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	150	163
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	245	266
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	435	476
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	80	87
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	175	191

81

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/1/22		535	592
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		225	249
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	50	56
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	220	246
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	385	431
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	210	235
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	240	271
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	(Prere.)	115	132
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		60	68
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		505	559
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		1,845	2,136
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		300	332
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		610	621
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		250	294
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		1,020	1,244
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,090	1,202
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,010	1,247
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29		1,300	966
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		150	165
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		1,800	2,190
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		635	698
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		110	121
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		1,800	2,121
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32		3,620	2,360
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		1,000	1,101
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		385	442
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/35		5,195	5,644

82

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	945	1,080
New York Metropolitan Transportation Authority Revenue	3.250%	11/15/36	275	276
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37	500	538
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	380	439
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	600	675
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/38	2,000	2,146
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	545	596
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	770	842
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	150	165
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	135	148
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/39	1,170	563
New York Metropolitan Transportation Authority Revenue	4.250%	11/15/39	100	105
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/39	2,485	2,779
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/40	755	347
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41	225	244
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	1,000	1,088
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	795	862
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/43	615	650
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	2,275	2,495
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	895	981
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/44	980	1,074
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/44	795	908
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/45	100	105
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	895	1,002
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/46	150	171
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	55	62

83

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56		1,100	1,239
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		1,165	1,333
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		910	1,050
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		1,435	1,635
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19	(Prere.)	1,745	1,778
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		420	468
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		200	232
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		2,220	2,471
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30		2,140	1,531
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		115	141
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		695	768
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		800	525
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,010	1,116
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/34		225	271
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		100	120
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/35		375	451
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		1,605	1,887
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42		815	951
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/43		550	598
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		950	1,099
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46		3,050	3,099
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		665	705
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		2,075	2,265
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		200	210
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22		135	150
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/24	(Prere.)	340	401

84

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		1,845	2,035
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19		1,900	1,932
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/19		6,000	6,036
New York NY GO	5.000%	8/1/19		285	287
New York NY GO	5.000%	8/1/25		1,715	2,046
New York NY GO	5.000%	8/1/25		1,140	1,360
New York NY GO	5.000%	8/1/26		5,045	6,138
New York NY GO	5.000%	8/1/27		1,445	1,787
New York NY GO	5.000%	8/1/28		1,800	2,221
New York NY GO	5.000%	8/1/30		3,885	4,599
New York NY GO	3.500%	4/1/46		2,000	2,048
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.250%	5/15/19	(2)	50	50
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/20	(2)	200	208
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/22	(2)	775	863
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/35		1,400	1,491
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		125	133
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/45		250	284
New York State Dormitory Authority Revenue	5.000%	3/15/22		6,145	6,734
New York State Dormitory Authority Revenue	5.000%	10/1/28		1,035	1,259
New York State Dormitory Authority Revenue	5.000%	10/1/32		1,000	1,192
New York State Dormitory Authority Revenue	5.000%	3/15/36		7,565	9,102
New York State Dormitory Authority Revenue	5.000%	7/1/38		600	722
New York State Dormitory Authority Revenue	4.000%	3/15/48		1,000	1,071
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/41		4,355	4,608
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		565	801
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/47		3,925	5,587
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		3,000	4,289
New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/39		2,050	2,062
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	415	450
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.125%	7/1/19	(Prere.)	350	352
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/19	(Prere.)	470	473
New York State Dormitory Authority Revenue (New York University)	5.500%	7/1/31	(2)	50	64

85

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35	780	858
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	115	134
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	170	201
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/41	655	699
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/43	800	892
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/45	100	115
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48	190	217
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	200	201
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	1,120	1,150
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	405	416
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	1,240	1,277
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	60	62
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	825	870
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	190	201
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	580	615
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	1,460	1,547
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	435	462
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	1,120	1,190
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	550	584
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/21	330	355
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	1,315	1,430
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	275	300
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	2,290	2,502
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	100	110
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22	385	422
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	12/15/22	375	407
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/22	455	509

86

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	535	602
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	1,510	1,698
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	100	112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	115	129
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	465	524
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	2,850	3,190
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	140	161
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	185	213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	2,045	2,359
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24	260	284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24	210	223
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24	470	543
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24	675	755
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	2,000	2,306
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	465	550
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	310	367
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	405	480
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	260	299
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	450	547
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	5,115	6,300
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	7,010	8,280
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/27	650	724
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	970	1,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	875	1,003
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	1,000	1,177
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	315	383
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,000	2,505

87

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/28	2,105	2,343
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	260	320
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	80	91
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,755	1,912
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	695	817
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/29	100	111
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	5,830	6,344
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,930	2,258
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	520	595
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	580	644
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31	1,015	1,091
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,995	2,169
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	200	235
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,025	1,190
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31	655	726
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	2,150	2,486
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	3,215	3,842
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	370	420
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	3,525	4,063
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33	2,600	3,087
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,000	1,098
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	5,000	5,995
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	1,395	1,623
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	215	227
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	4,300	4,405
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	765	879
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	2,000	2,363

88

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,585	1,796
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,850	2,142
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	370	422
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	500	587
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	1,070	1,219
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	900	1,066
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	255	288
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38	1,465	1,793
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/38	145	155
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	1,000	1,163
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	1,190	1,354
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/41	1,110	1,285
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	4,955	5,230
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	5,000	5,783
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	120	130
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	1,000	1,173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	335	363
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/43	640	706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/43	330	387
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/44	5,000	5,662
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/45	1,575	1,783
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/40	925	930
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/19	115	116
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	600	604
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/37	600	651
New York State Dormitory Authority Revenue (State University Educational Facilities)	4.000%	5/15/19	225	225
New York State Dormitory Authority Revenue (State University Educational Facilities)	4.000%	5/15/20	175	179

89

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20	175	181
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21	145	155
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/23	65	71
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/24	100	110
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27	770	842
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	665	726
New York State Dormitory Authority Revenue (The New School)	4.000%	7/1/43	500	525
New York State Dormitory Authority Revenue Sales Tax Revenue	5.000%	3/15/44	740	871
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	3,660	3,889
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,195	6,789
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	920	1,038
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	145	164
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,000	1,158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	150	178
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	380	439
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	570	677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	295	340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	500	599
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	705	861
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	315	376
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	380	436
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,045	1,171
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,300	1,622
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	1,240	1,416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,135	2,590
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,407
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	225	266

90

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,785	2,136
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,560	3,085
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,454
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,210	1,379
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	285	335
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,435	1,633
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	370	433
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	185	216
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,658
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	520	617
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	703
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	750	850
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,000	1,182
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,906
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,975	2,320
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,179
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,199
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,420	1,576
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,355	1,593
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	582
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	600	667
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,120	3,501
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	165	171
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	100	112
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	325	346

91

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46		125	134
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/47		3,000	3,527
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/48		1,220	1,453
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41		425	451
New York State GO	5.000%	2/15/39		100	100
New York State Housing Finance Agency Housing Revenue	4.000%	11/1/38		950	1,014
New York State Thruway Authority Revenue	5.000%	5/1/19		6,125	6,125
New York State Thruway Authority Revenue	5.000%	1/1/20		475	486
New York State Thruway Authority Revenue	5.000%	1/1/23		110	123
New York State Thruway Authority Revenue	5.000%	1/1/25		130	149
New York State Thruway Authority Revenue	5.000%	1/1/26		400	434
New York State Thruway Authority Revenue	5.000%	1/1/30		1,500	1,742
New York State Thruway Authority Revenue	5.000%	1/1/31		330	356
New York State Thruway Authority Revenue	5.000%	1/1/31		275	318
New York State Thruway Authority Revenue	5.000%	3/15/32		955	1,117
New York State Thruway Authority Revenue	5.000%	1/1/37		2,435	2,615
New York State Thruway Authority Revenue	5.000%	1/1/41		675	772
New York State Thruway Authority Revenue	4.125%	1/1/42		250	259
New York State Thruway Authority Revenue	5.000%	1/1/42		2,855	3,061
New York State Thruway Authority Revenue	5.000%	1/1/46		440	501
New York State Thruway Authority Revenue	5.000%	1/1/51		515	582
New York State Thruway Authority Revenue	4.000%	1/1/56		685	708
New York State Thruway Authority Revenue	5.250%	1/1/56		1,000	1,141
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20		345	356
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	385	399
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21		140	149
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/22		435	477
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		500	530
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/20		300	309
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/23		200	213
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29		3,895	4,192
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30		190	204
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		250	268
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20		240	247
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19		270	276

92

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	100	103
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	1,185	1,220
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	220	234
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	2,000	2,125
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	2,575	2,821
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	360	394
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	715	783
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	635	716
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	3,350	3,777
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	360	406
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	235	272
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	880	1,018
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	465	552
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	320	360
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	525	623
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,000	1,199
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,010	1,224
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27	4,355	5,249
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	3,000	3,361
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	260	310
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	2,095	2,520
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	865	968
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,130	5,739
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	175	201
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	770	913
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	640	733
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	75	84

93

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	115	128
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	115	122
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,214
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	335	373
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	1,475	1,765
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	3,600	4,007
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	660	770
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	525	584
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	745	867
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	775	921
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	665	754
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	260	303
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	2,250	2,486
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/47	1,000	1,082
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	460	470
Port Authority of New York & New Jersey Revenue	5.000%	12/1/20	385	406
Port Authority of New York & New Jersey Revenue	5.000%	12/1/21	260	283
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	140	167
Port Authority of New York & New Jersey Revenue	5.000%	12/1/26	155	177
Port Authority of New York & New Jersey Revenue	5.000%	10/15/27	155	186
Port Authority of New York & New Jersey Revenue	5.000%	12/1/30	70	79
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	265	312
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	500	507
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	289
Port Authority of New York & New Jersey Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	105	120
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	4,005	4,692

94

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Port Authority of New York & New Jersey Revenue	5.000%	7/15/35		100	104
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		60	68
Port Authority of New York & New Jersey Revenue	4.750%	11/1/36		240	240
Port Authority of New York & New Jersey Revenue	5.000%	5/1/37		120	124
Port Authority of New York & New Jersey Revenue	4.500%	10/15/37		620	627
Port Authority of New York & New Jersey Revenue	5.000%	5/1/39		4,500	4,511
Port Authority of New York & New Jersey Revenue	5.000%	7/15/39		1,215	1,260
Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		4,700	5,352
Port Authority of New York & New Jersey Revenue	4.500%	9/15/39		725	731
Port Authority of New York & New Jersey Revenue	5.000%	5/1/40		100	115
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41		2,030	2,128
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41		2,755	3,192
Port Authority of New York & New Jersey Revenue	5.000%	11/15/41		200	234
Port Authority of New York & New Jersey Revenue	5.000%	10/15/42		350	410
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43		1,720	1,866
Port Authority of New York & New Jersey Revenue	5.000%	12/1/43		100	112
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45		420	479
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		1,225	1,428
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55		250	290
Port Authority of New York & New Jersey Revenue	5.250%	10/15/57		1,150	1,344
Port Authority of New York & New Jersey Revenue	5.250%	11/15/57		1,250	1,474
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94		200	239
Suffolk County NY Water Authority Water System Revenue	3.000%	6/1/32		210	213
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/19		230	234
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/20	(ETM)	75	77
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	11/15/20	(14)	185	196
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/21		100	106

95

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		165	179
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		295	320
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	150	164
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	345	377
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	1/1/22	(Prere.)	100	110
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		920	1,030
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		210	242
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		245	289
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		1,155	1,305
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28		235	300
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29		400	300
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30		2,575	1,853
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31		2,820	1,949
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		1,830	2,181
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		2,770	1,847
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,790	1,189
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		1,000	1,110
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40		190	218
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		2,130	2,496
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44		3,000	3,568
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46		90	104
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/47		2,000	2,161
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47		2,000	2,336
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40		1,460	1,518
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/24		1,115	1,249
Utility Debt Securitization Authority New York Revenue	5.000%	6/15/25		270	306
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/26		960	1,131

96

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27		150	181
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		3,245	3,702
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		200	227
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		285	337
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		1,025	1,210
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		335	397
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		155	176
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		325	381
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		270	306
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		1,080	1,263
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37		900	1,050
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		4,300	4,858
					1,024,044
North Carolina (1.1%)
Charlotte NC COP	3.000%	6/1/22		200	200
Charlotte NC COP	5.000%	6/1/34		1,280	1,283
Charlotte NC COP	4.000%	6/1/49		2,750	2,966
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21		325	349
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23		3,015	3,427
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38		125	130
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47		2,480	2,680
Mecklenburg County NC GO	5.000%	4/1/21		1,205	1,282
Mecklenburg County NC GO	5.000%	12/1/21		1,270	1,380
Mecklenburg County NC Public Facilities Corp. Revenue	5.000%	2/1/23		1,080	1,212
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/41		250	285
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55		500	569
North Carolina Capital Improvement Revenue	4.500%	5/1/20	(Prere.)	640	659
North Carolina Capital Improvement Revenue	5.000%	5/1/21	(Prere.)	140	149
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	(ETM)	105	107
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	300	316
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	8,250	8,707
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(Prere.)	205	229
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(ETM)	792	882
North Carolina GAN	5.000%	3/1/20		650	668
North Carolina GAN	5.000%	3/1/23		1,870	2,096

97

Tax-Exempt Bond Index Fund

			Maturity		Face Amount	Market Value•
		Coupon	Date		($000)	($000)
	North Carolina GAN	5.000%	3/1/26		200	234
	North Carolina GO	5.000%	5/1/19		120	120
	North Carolina GO	5.000%	6/1/19		500	501
	North Carolina GO	4.000%	5/1/20		1,165	1,194
	North Carolina GO	5.000%	5/1/20		1,790	1,851
	North Carolina GO	5.000%	5/1/20	(Prere.)	90	93
	North Carolina GO	5.000%	5/1/20	(Prere.)	30	31
	North Carolina GO	5.000%	5/1/20		150	155
	North Carolina GO	4.000%	6/1/20		4,100	4,209
	North Carolina GO	4.000%	5/1/21		920	963
	North Carolina GO	5.000%	5/1/22		500	550
	North Carolina GO	5.000%	6/1/22		100	110
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/24		140	161
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30		55	55
	North Carolina Revenue	5.000%	11/1/19		450	458
	North Carolina Revenue	5.000%	11/1/20		300	315
	North Carolina Revenue	5.000%	5/1/22		515	566
	North Carolina Revenue	5.000%	5/1/25		5,130	5,930
	North Carolina Revenue	5.000%	5/1/25		1,035	1,227
	North Carolina Revenue	5.000%	6/1/25		310	368
	North Carolina Revenue	5.000%	5/1/26		860	1,044
	North Carolina Revenue	5.000%	5/1/27		555	686
	North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		200	219
	North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		200	218
	Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/21	(Prere.)	265	281
	University of North Carolina at Greensboro Revenue	4.000%	4/1/35		1,300	1,422
	Wake County NC GO	5.000%	3/1/21		600	637
	Wake County NC GO	5.000%	3/1/23		310	349
						53,523
Ohio (1.7%)
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	(Prere.)	70	76
	American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42		1,395	1,465
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		255	271
	American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44		140	145
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		130	148
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/30	(15)	5,585	6,069
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20		745	764
2	Athens OH School District GO	3.250%	12/1/48		2,775	2,719
	Berea OH City School District GO	4.000%	12/1/53	(15)	250	261
	Brunswick OH City School District GO	5.250%	12/1/48		500	558
	Brunswick OH City School District GO	5.250%	12/1/53		640	711
	Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		1,870	1,949
	Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	355	385
	Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	2,040	2,321
	Cleveland OH Airport System Revenue	5.000%	1/1/29		200	215

98

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/37		295	315
Columbus OH Sewer Revenue	5.000%	6/1/27		205	240
Columbus OH Sewer Revenue	5.000%	6/1/28		4,880	5,701
Columbus OH Sewer Revenue	5.000%	6/1/32		1,500	1,771
Cuyahoga County OH Economic Development Revenue (Med Mart/ Convention Center Project)	5.250%	12/1/25		225	237
Cuyahoga OH Community College District Revenue	5.000%	8/1/28		275	301
Franklin County OH Sales Tax Revenue	5.000%	6/1/43		4,000	4,766
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		410	449
Hamilton County OH Sewer System Revenue	5.000%	12/1/38		260	291
Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	600	678
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/39		300	341
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/44		5,715	6,462
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	5/15/23	(Prere.)	1,065	1,203
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/49		3,000	3,386
Ohio GO	5.000%	9/15/21		200	216
Ohio GO	5.000%	12/15/23		1,500	1,721
Ohio GO	5.000%	9/15/24		570	666
Ohio GO	5.000%	9/1/25		200	239
Ohio GO	5.000%	8/1/26		3,000	3,654
Ohio GO	5.000%	5/1/27		125	155
Ohio GO	5.000%	3/15/33		1,535	1,738
Ohio GO	5.000%	3/15/37		1,635	1,837
Ohio Higher Education GO	5.000%	5/1/30		2,105	2,462
Ohio Higher Education GO	5.000%	5/1/34		3,000	3,464
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		285	329
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,000	1,201
Ohio State University General Receipts Revenue	5.000%	12/1/39		645	734
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20	(Prere.)	100	103
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30		250	280
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36		600	349
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37		50	28
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38		980	525
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39		105	117
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40		170	83
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42		615	278
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43		605	263
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48		5,625	6,123
Ohio Water Development Authority Pollution Control Revenue	5.000%	6/1/29		8,500	10,842
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21		575	624
Ohio Water Development Authority Revenue	5.000%	6/1/28		770	943

99

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	(Prere.)	1,060	1,081
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25		100	119
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	265	292
South-Western City OH School District GO	4.000%	12/1/42		220	226
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/36		800	890
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46		295	333
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50		1,000	1,037
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	500	550
					87,700
Oklahoma (0.3%)
Canadian County OK Educational Facilities Authority Lease Revenue (Mustang Public Schools Project)	5.000%	9/1/28		630	749
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/47		1,000	1,059
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	(Prere.)	220	228
Grand River Dam Authority Oklahoma Revenue	5.250%	6/1/20	(Prere.)	1,030	1,071
Oklahoma Agricultural & Mechanical Colleges Revenue (Oklahoma State University)	4.400%	8/1/39		345	352
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,290	1,394
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34		680	736
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/47		200	227
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22		235	248
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28		155	193
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42		500	534
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42		500	572
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47		1,180	1,245
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		5,220	5,521
					14,129
Oregon (0.6%)
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/35		400	222
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/36		710	374
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/39		500	226
Clatsop County OR School District No. 10 Seaside GO	0.000%	6/15/37		500	251
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/39		1,350	1,624
Multnomah County OR GO	4.000%	6/1/27		2,105	2,233
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,175	1,357
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/28		150	177

100

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		6,250	7,333
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		980	1,145
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		665	773
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		430	498
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/38		8,625	9,679
Oregon GO	5.000%	12/1/23		500	574
Oregon GO	5.000%	8/1/43		780	861
Oregon GO (Veterans Welfare)	4.700%	6/1/41		370	380
Portland OR Sewer System Revenue	5.000%	6/1/20		1,080	1,120
Portland OR Sewer System Revenue	5.000%	6/1/21		555	594
Portland OR Sewer System Revenue	5.000%	3/1/35		130	133
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/28		500	577
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32		1,540	1,761
					31,892
Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/19	(Prere.)	725	737
Allegheny County PA GO	5.000%	11/1/27		895	1,082
Allegheny County PA GO	5.000%	11/1/28		520	626
Allegheny County PA GO	5.000%	12/1/37		235	257
Allegheny County PA GO	5.000%	11/1/41		100	115
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		145	152
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/22		410	456
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/40	(4)	180	188
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		1,000	1,165
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		1,000	1,059
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		335	357
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		150	158
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		375	449
Chester County PA GO	5.000%	7/15/19	(Prere.)	75	76
Chester County PA GO	5.000%	7/15/28		25	25
Coatesville PA School District GO	5.000%	8/1/23	(4)	285	315
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		100	113
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36		100	108
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/42		280	301
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	2,550	2,608

101

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	(Prere.)	580	593
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		195	214
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.500%	1/1/32		240	260
Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	595	743
Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		1,960	2,590
Haverford Township PA GO	4.000%	6/1/30		430	481
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		300	332
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		1,000	1,142
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		1,000	1,042
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		400	447
Northampton County PA General Purpose Authority College Revenue (Lafayette College)	5.000%	11/1/34		225	269
Pennsylvania COP	5.000%	1/15/27		1,000	1,214
Pennsylvania COP	5.000%	7/1/28		400	477
Pennsylvania Economic Development Financing Authority Governmental Lease Revenue (Forum Place Project)	5.000%	3/1/34		3,000	3,146
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20		400	402
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21		35	35
Pennsylvania GO	5.000%	5/1/19		200	200
Pennsylvania GO	5.000%	7/1/19		2,335	2,348
Pennsylvania GO	5.000%	9/15/19		650	658
Pennsylvania GO	5.000%	10/15/19		120	122
Pennsylvania GO	5.000%	7/1/20		1,665	1,729
Pennsylvania GO	5.000%	9/15/20		135	141
Pennsylvania GO	5.000%	1/15/21		400	422
Pennsylvania GO	5.000%	7/1/21		500	535
Pennsylvania GO	5.000%	7/1/21		380	407
Pennsylvania GO	5.000%	7/1/21		275	294
Pennsylvania GO	5.000%	10/15/21		390	421
Pennsylvania GO	5.000%	11/15/21	(Prere.)	390	423
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,205	1,306
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,545	1,675
Pennsylvania GO	5.000%	1/15/22		2,000	2,173
Pennsylvania GO	5.000%	4/1/22		440	481
Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,185	3,510
Pennsylvania GO	5.000%	6/1/22	(Prere.)	500	551
Pennsylvania GO	5.000%	6/1/22		300	330

102

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	6/1/22	(Prere.)	110	121
Pennsylvania GO	5.000%	7/1/22		780	859
Pennsylvania GO	5.000%	7/1/22		100	110
Pennsylvania GO	5.000%	9/15/22		1,000	1,107
Pennsylvania GO	5.000%	3/1/23		1,000	1,121
Pennsylvania GO	5.000%	3/15/23		525	589
Pennsylvania GO	5.000%	4/1/23	(Prere.)	770	868
Pennsylvania GO	5.000%	4/1/23	(Prere.)	250	282
Pennsylvania GO	5.000%	6/15/24		225	260
Pennsylvania GO	5.000%	6/15/24	(Prere.)	100	116
Pennsylvania GO	5.000%	7/1/24		180	208
Pennsylvania GO	5.000%	8/15/24		1,000	1,160
Pennsylvania GO	5.000%	9/15/24		705	819
Pennsylvania GO	5.000%	1/15/25		1,000	1,170
Pennsylvania GO	5.000%	8/15/25		760	901
Pennsylvania GO	5.000%	9/15/25		1,275	1,513
Pennsylvania GO	5.000%	9/15/25	(4)	1,250	1,492
Pennsylvania GO	5.000%	1/1/26		2,000	2,386
Pennsylvania GO	5.000%	3/15/26		920	1,076
Pennsylvania GO	5.000%	8/1/26		225	268
Pennsylvania GO	5.000%	9/15/26		1,150	1,389
Pennsylvania GO	5.000%	9/15/26		280	338
Pennsylvania GO	5.000%	9/15/27		100	120
Pennsylvania GO	5.000%	1/1/28		2,000	2,400
Pennsylvania GO	4.000%	10/15/28		100	108
Pennsylvania GO	5.000%	3/15/29		1,160	1,341
Pennsylvania GO	4.000%	6/1/29		1,250	1,319
Pennsylvania GO	5.000%	9/15/29		750	888
Pennsylvania GO	4.000%	1/1/30		3,500	3,847
Pennsylvania GO	5.000%	3/15/31		3,555	4,070
Pennsylvania GO	4.000%	6/15/32		395	421
Pennsylvania GO	5.000%	10/15/32		430	478
Pennsylvania GO	5.000%	3/15/33		980	1,117
Pennsylvania GO	4.375%	10/15/33		100	108
Pennsylvania GO	4.000%	3/15/34		200	214
Pennsylvania GO	4.000%	9/15/34		735	792
Pennsylvania GO	4.000%	3/1/35		2,000	2,171
Pennsylvania GO	4.000%	3/1/36		4,500	4,884
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		130	122
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/21	(Prere.)	110	118
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/36		5	5
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/30		895	898
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		120	128
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	9/1/45		200	206
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/29	(4)	690	835

103

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	4.750%	5/15/19	(Prere.)	435	436
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		2,740	3,178
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43		145	155
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.250%	12/1/43		50	55
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/38		230	116
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		1,000	1,174
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		500	576
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		3,250	3,779
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	55	55
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	255	256
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	70	70
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	140	140
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	(Prere.)	20	20
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	1,210	1,214
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	120	120
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	415	416
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	100	100
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19	(Prere.)	10	10
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19	(Prere.)	370	371
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19	(Prere.)	255	259
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	2,155	2,198
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	1,095	1,117
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	(Prere.)	65	66
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19	(Prere.)	1,685	1,719
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19	(Prere.)	1,440	1,471
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19	(Prere.)	270	276
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19	(Prere.)	730	747
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	300	316
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	360	381
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20	(Prere.)	965	1,023
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20	(Prere.)	2,750	2,916
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	55	59
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	100	106
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	575	612
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	115	123
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	2,410	2,574
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	90	96
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	285	307
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		95	97
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		1,310	1,335
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,200	1,391
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,595	3,664

104

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		300	353
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		160	187
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,000	1,189
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		250	286
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30		325	414
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,000	1,158
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	(4)	575	720
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,120	1,300
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/34		5,000	5,295
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	145	168
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35		295	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		135	154
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		1,175	1,489
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39		1,115	1,172
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		625	699
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		250	279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		4,150	4,720
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		1,695	1,919
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		5,000	5,641
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		1,970	2,288
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		225	236
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		3,405	3,663
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		1,000	1,095
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		1,010	1,075
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		280	312
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		605	674
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	(15)	240	270
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		375	423
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		150	167
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		1,000	1,121
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		500	555
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		785	890
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		2,500	2,870
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		4,025	4,648
Philadelphia PA Airport Revenue	5.250%	6/15/29		125	130
Philadelphia PA Airport Revenue	5.000%	6/15/40		1,700	1,752
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/42		100	104
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		450	509
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		775	874
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	145	151
Philadelphia PA Gas Works Revenue	5.000%	10/1/24		255	293
Philadelphia PA Gas Works Revenue	4.000%	10/1/35		85	90
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		1,385	1,439
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		1,500	1,712
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	275	290
Philadelphia PA GO	5.000%	8/1/30	(4)	500	594
Philadelphia PA School District GO	5.000%	9/1/25		335	387
Philadelphia PA School District GO	5.000%	6/1/27	(14)	135	159
Philadelphia PA School District GO	4.000%	9/1/43	(4)	1,050	1,103

105

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		1,200	1,336
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41		1,115	1,162
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43		50	53
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/43		1,000	1,171
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48		1,000	1,165
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		1,250	1,304
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	2/1/31	(4)	1,100	1,139
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/29		300	349
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	250	290
State Public School Building Authority Pennsylvania School Revenue (Harrisburg School District)	5.000%	5/15/19	(Prere.)	1,145	1,146
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	375	426
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	250	284
Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	1,200	1,245
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	515	586
					190,364
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/21		1,275	1,360
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		175	197
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19	(Prere.)	150	151
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/20		770	798
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		485	557
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/28		475	564
					3,627
South Carolina (0.9%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24		175	200
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25		125	143
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		1,045	1,190
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30		780	886
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/21	(Prere.)	110	116
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/20	(Prere.)	50	51

106

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Horry County SC School District GO	5.000%	3/1/21		270	287
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		300	315
South Carolina GO	5.000%	6/1/19		600	602
South Carolina Public Service Authority Revenue	5.000%	12/1/19	(ETM)	435	444
South Carolina Public Service Authority Revenue	5.000%	1/1/20	(Prere.)	950	971
South Carolina Public Service Authority Revenue	5.000%	12/1/21		200	215
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	25	27
South Carolina Public Service Authority Revenue	5.000%	12/1/21		90	97
South Carolina Public Service Authority Revenue	4.000%	1/1/32		160	162
South Carolina Public Service Authority Revenue	5.000%	12/1/33		350	401
South Carolina Public Service Authority Revenue	5.000%	12/1/34		290	332
South Carolina Public Service Authority Revenue	5.000%	12/1/35		15	17
South Carolina Public Service Authority Revenue	5.000%	12/1/36		1,395	1,471
South Carolina Public Service Authority Revenue	5.000%	12/1/36		490	557
South Carolina Public Service Authority Revenue	5.000%	12/1/37		355	406
South Carolina Public Service Authority Revenue	5.000%	12/1/37		595	675
South Carolina Public Service Authority Revenue	5.000%	12/1/38		735	801
South Carolina Public Service Authority Revenue	5.000%	12/1/39		110	121
South Carolina Public Service Authority Revenue	5.000%	12/1/43		8,920	9,446
South Carolina Public Service Authority Revenue	5.125%	12/1/43		240	262
South Carolina Public Service Authority Revenue	5.125%	12/1/43		385	420
South Carolina Public Service Authority Revenue	4.000%	12/1/45		90	93
South Carolina Public Service Authority Revenue	5.000%	12/1/46		1,545	1,701
South Carolina Public Service Authority Revenue	5.000%	12/1/48		3,965	4,295
South Carolina Public Service Authority Revenue	5.000%	12/1/49		2,295	2,504
South Carolina Public Service Authority Revenue	5.000%	12/1/50		4,425	4,894
South Carolina Public Service Authority Revenue	5.500%	12/1/53		1,735	1,909
South Carolina Public Service Authority Revenue	5.500%	12/1/54		1,150	1,277

107

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/55		1,805	1,986
South Carolina Public Service Authority Revenue	5.250%	12/1/55		940	1,055
South Carolina Public Service Authority Revenue	5.000%	12/1/56		350	392
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/19	(Prere.)	3,395	3,446
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20		275	288
					44,455
Tennessee (0.4%)
Memphis TN Center City Revenue Finance Corp Revenue	5.250%	11/1/21	(Prere.)	770	837
Memphis TN GO	5.000%	4/1/26		6,175	7,288
Memphis-Shelby County TN Airport Authority Revenue	5.000%	4/1/35		500	527
Memphis-Shelby County TN Sports Authority Revenue (Memphis Arena)	5.375%	11/1/29		235	239
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/27		450	504
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22		725	800
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	(Prere.)	410	459
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24		390	448
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25		100	118
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27		720	875
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		500	557
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		3,000	3,360
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34		750	830
Shelby County TN GO	5.000%	3/1/24		675	779
Tennessee GO	5.000%	8/1/21		1,365	1,468
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/40		165	188
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/43		420	458
					19,735
Texas (10.7%)
Alamo Heights TX Independent School District GO	4.000%	2/1/30		330	370
Alamo TX Community College District GO	4.500%	8/15/33	(14)	60	60
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46		310	350
Aldine TX Independent School District GO	5.000%	2/15/22		1,250	1,363
Alvin TX Independent School District GO	4.000%	2/15/29		3,415	3,706
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		350	379

108

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/42		1,000	1,054
Austin TX GO	5.000%	9/1/20		1,250	1,306
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		315	347
Austin TX Water & Wastewater System Revenue	5.000%	11/15/39		460	519
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41		200	215
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42		105	115
Bexar County TX GO	5.000%	6/15/38		1,500	1,694
Brownsville TX Utility System Revenue	4.000%	9/1/30		170	179
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/21	(Prere.)	205	219
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	275	295
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40		300	335
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		1,050	1,130
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		100	111
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		730	814
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		130	129
Colorado River Municipal Water District Texas Water System Revenue	5.000%	1/1/21	(Prere.)	160	169
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		350	412
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		690	827
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		445	509
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29		1,615	1,881
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/44		1,500	1,671
Dallas County TX Community College District GO	4.000%	2/15/28		730	832
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	(2)	180	234
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	(2)	270	355
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36		3,000	3,493
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		4,145	4,762
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		245	280
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48		105	120
Dallas TX GO	5.000%	2/15/23		3,200	3,581
Dallas TX GO	5.000%	2/15/27		1,565	1,782

109

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Dallas TX GO	5.000%	2/15/28	2,200	2,498
Dallas TX Independent School District GO	5.000%	8/15/24	455	531
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,239
Dallas TX Independent School District GO	4.000%	2/15/29	5,000	5,516
Dallas TX Independent School District GO	5.000%	8/15/29	175	192
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/23	490	559
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24	1,515	1,771
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/27	1,780	2,121
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/29	550	665
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	645	776
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/31	195	234
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36	105	112
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37	535	586
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/39	315	328
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41	50	55
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23	370	389
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/25	230	251
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	120	126
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	410	459
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	925	967
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	115	130
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	175	183
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33	125	141
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/34	1,730	1,804
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	5,735	5,978
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	145	151
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	160	173
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	9,800	10,184
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	205	224
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	375	404

110

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45		1,370	1,457
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45		395	411
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29		665	751
Fort Bend County TX GO	5.000%	3/1/28		2,350	2,745
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/32		50	54
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/37		580	627
Fort Bend TX Grand Parkway Toll Road Authority Revenue	4.000%	3/1/46		485	500
Fort Bend TX Independent School District GO	5.000%	8/15/19		175	177
Fort Worth TX Independent School District GO	5.000%	2/15/34		300	302
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		740	843
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/48		2,000	2,344
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51		3,890	4,334
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	4/1/53		2,470	2,669
Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		6,105	6,784
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,000	1,108
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		750	819
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/36		400	434
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/37		375	405
Harris County TX Flood Control District Revenue	5.000%	10/1/20	(Prere.)	1,840	1,927
Harris County TX Flood Control District Revenue	5.000%	10/1/20	(Prere.)	595	623
Harris County TX GO	5.000%	8/15/19	(Prere.)	95	96
Harris County TX GO	5.000%	8/15/22		660	729
Harris County TX GO	5.000%	10/1/23		230	241
Harris County TX GO	5.000%	10/1/24		545	606
Harris County TX GO	5.000%	10/1/24		280	311
Harris County TX GO	5.000%	10/1/26		860	1,026
Harris County TX GO	5.000%	10/1/27		2,500	2,972
Harris County TX GO	5.000%	8/15/28		470	567
Harris County TX GO	5.000%	10/1/28		800	947
Harris County TX GO	5.000%	8/15/30		305	363
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		855	917
Harris County TX Sports Authority Revenue	5.000%	11/15/25	(4)	625	720

111

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Harris County TX Sports Authority Revenue	5.000%	11/15/30		190	216
Harris County TX Sports Authority Revenue	0.000%	11/15/34	(4)	560	303
Harris County TX Sports Authority Revenue	0.000%	11/15/43	(4)	200	74
Harris County TX Toll Road Revenue	5.000%	8/15/19	(Prere.)	900	909
Harris County TX Toll Road Revenue	5.000%	8/15/23		515	584
Harris County TX Toll Road Revenue	5.000%	8/15/24		1,410	1,640
Harris County TX Toll Road Revenue	5.000%	8/15/29		850	931
Harris County TX Toll Road Revenue	5.000%	8/15/30		150	164
Harris County TX Toll Road Revenue	5.000%	8/15/36		1,075	1,255
Harris County TX Toll Road Revenue	5.000%	8/15/40		1,445	1,458
Hidalgo County TX GO	4.000%	8/15/43		3,750	3,996
Houston TX Airport System Revenue	5.000%	7/1/26		1,075	1,149
Houston TX Airport System Revenue	5.000%	7/1/29		500	620
Houston TX Community College System GO	5.000%	2/15/33		415	455
Houston TX Community College System GO	5.000%	2/15/34		130	142
Houston TX Community College System GO	5.000%	2/15/36		1,200	1,227
Houston TX Community College System GO	5.000%	2/15/43		5,765	6,265
Houston TX GO	5.000%	3/1/22	(Prere.)	225	245
Houston TX GO	5.000%	3/1/23		3,165	3,541
Houston TX GO	5.000%	3/1/24		10	10
Houston TX GO	5.000%	3/1/24		225	245
Houston TX GO	5.000%	3/1/25		100	117
Houston TX GO	5.000%	3/1/26		500	598
Houston TX GO	5.000%	3/1/27		2,460	2,991
Houston TX GO	5.000%	3/1/28		200	238
Houston TX Independent School District GO	5.000%	2/15/21		100	106
Houston TX Independent School District GO	5.000%	2/15/21		260	275
Houston TX Independent School District GO	5.000%	2/15/22		1,040	1,134
Houston TX Independent School District GO	5.000%	2/15/22		3,225	3,518
Houston TX Independent School District GO	5.000%	2/15/23		405	454
Houston TX Independent School District GO	5.000%	2/15/23		1,020	1,145
Houston TX Independent School District GO	5.000%	2/15/24		3,180	3,659
Houston TX Independent School District GO	5.000%	2/15/25		1,085	1,278
Houston TX Independent School District GO	5.000%	2/15/26		1,740	2,093
Houston TX Independent School District GO	5.000%	2/15/27		125	150
Houston TX Independent School District GO	5.000%	2/15/29		150	179
Houston TX Independent School District GO	5.000%	2/15/30		655	779
Houston TX Independent School District GO	5.000%	2/15/31		3,335	3,947
Houston TX Independent School District GO	4.000%	2/15/33		500	551
Houston TX Independent School District GO PUT	2.400%	6/1/21		2,500	2,525
Houston TX Utility System Revenue	5.000%	5/15/19	(Prere.)	215	215
Houston TX Utility System Revenue	5.375%	5/15/19	(Prere.)	170	170
Houston TX Utility System Revenue	6.000%	5/15/19	(Prere.)	1,000	1,002
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	215	227
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	2,450	2,585
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	170	179
Houston TX Utility System Revenue	5.000%	5/15/21		100	107
Houston TX Utility System Revenue	5.000%	5/15/22		745	818
Houston TX Utility System Revenue	5.000%	5/15/23		170	192
Houston TX Utility System Revenue	5.000%	5/15/24		280	324
Houston TX Utility System Revenue	5.000%	11/15/24		240	281
Houston TX Utility System Revenue	5.000%	5/15/27		575	662
Houston TX Utility System Revenue	5.000%	11/15/30		1,000	1,193
Houston TX Utility System Revenue	5.000%	11/15/31		750	808

112

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Houston TX Utility System Revenue	5.000%	11/15/33		5,000	5,238
Houston TX Utility System Revenue	5.000%	11/15/33		175	188
Houston TX Utility System Revenue	5.000%	11/15/35		225	265
Houston TX Utility System Revenue	5.000%	11/15/36		275	322
Houston TX Utility System Revenue	5.000%	11/15/36		375	402
Houston TX Utility System Revenue	4.000%	11/15/37		60	65
Houston TX Utility System Revenue	5.000%	11/15/39		525	593
Houston TX Utility System Revenue	5.000%	11/15/40		100	107
Houston TX Utility System Revenue	5.000%	11/15/44		75	84
Houston TX Utility System Revenue	4.000%	11/15/48		3,205	3,401
Judson TX Independent School District GO	4.000%	6/15/29		2,450	2,730
Klein TX Independent School District GO	4.000%	8/1/29		1,625	1,800
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	325	344
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	120	127
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	65	69
Laredo TX Independent School District GO	4.000%	8/1/28		1,640	1,799
Leander TX Independent School District GO	5.000%	8/15/26		440	498
Leander TX Independent School District GO	5.000%	8/15/38		450	514
Leander TX Independent School District GO	5.000%	8/15/40		400	455
Leander TX Independent School District GO	0.000%	8/16/42		1,630	664
Leander TX Independent School District GO	5.000%	8/15/49		2,000	2,302
Lewisville TX Independent School District GO	5.000%	8/15/20		465	485
Lewisville TX Independent School District GO	5.000%	8/15/25		6,855	8,167
Lewisville TX Independent School District GO	4.000%	8/15/26		400	450
Lewisville TX Independent School District GO	4.000%	8/15/27		1,000	1,122
Lone Star College System Texas Financing Revenue	5.000%	2/15/43		525	553
Lone Star College System Texas GO	5.000%	2/15/24		450	517
Lone Star College System Texas GO	5.000%	8/15/38		35	35
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29		150	150
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33		195	195
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35		905	932
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36		3,000	3,004
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39		2,575	2,814
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39		135	135
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		665	685
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		2,215	2,360
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	4.000%	5/15/31		1,250	1,314
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40	(4)	100	103
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/41		275	290

113

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	3.875%	5/15/49		5,000	5,100
Midland County TX Fresh Water Supply Revenue	5.000%	9/15/40		440	479
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43		2,000	2,178
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/48		2,000	2,174
North East TX Regional Mobility Authority Revenue	5.000%	1/1/20		210	214
North East TX Regional Mobility Authority Revenue	5.000%	1/1/22		600	640
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		130	143
North Harris County TX Regional Water Authority Revenue	5.000%	12/15/30	(15)	3,380	3,724
North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		360	399
North Texas Tollway Authority System Revenue	5.000%	1/1/20		300	307
North Texas Tollway Authority System Revenue	5.000%	1/1/21		455	480
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	670	717
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	3,035	3,248
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	625	672
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	1,790	1,924
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,345	2,520
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	170	183
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	125	134
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	265	286
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	205	222
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	220	238
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	1,960	2,129
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	170	185
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,500	1,673
North Texas Tollway Authority System Revenue	6.000%	1/1/23		10	10
North Texas Tollway Authority System Revenue	6.250%	2/1/23		100	103
North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,180	2,491

114

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,000	1,140
North Texas Tollway Authority System Revenue	5.000%	1/1/27		1,385	1,574
North Texas Tollway Authority System Revenue	6.000%	1/1/28		80	80
North Texas Tollway Authority System Revenue	0.000%	1/1/29	(12)	455	362
North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,465	1,727
North Texas Tollway Authority System Revenue	5.000%	1/1/29		2,460	2,850
North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,000	1,174
North Texas Tollway Authority System Revenue	5.000%	1/1/30		375	422
North Texas Tollway Authority System Revenue	5.000%	1/1/30		230	264
North Texas Tollway Authority System Revenue	5.000%	1/1/31		1,000	1,170
North Texas Tollway Authority System Revenue	5.000%	1/1/31		1,000	1,160
North Texas Tollway Authority System Revenue	5.000%	1/1/31		595	667
North Texas Tollway Authority System Revenue	0.000%	1/1/32	(12)	155	110
North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,460	1,664
North Texas Tollway Authority System Revenue	0.000%	1/1/33	(12)	105	71
North Texas Tollway Authority System Revenue	5.000%	1/1/33		250	284
North Texas Tollway Authority System Revenue	0.000%	1/1/34	(12)	235	154
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,205	1,372
North Texas Tollway Authority System Revenue	0.000%	1/1/35	(12)	200	126
North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	250	271
North Texas Tollway Authority System Revenue	5.000%	1/1/35		370	419
North Texas Tollway Authority System Revenue	0.000%	1/1/36	(12)	1,000	604
North Texas Tollway Authority System Revenue	4.000%	1/1/36		4,350	4,674
North Texas Tollway Authority System Revenue	0.000%	1/1/37	(12)	235	136
North Texas Tollway Authority System Revenue	5.000%	1/1/38		600	675
North Texas Tollway Authority System Revenue	4.000%	1/1/39		215	227
North Texas Tollway Authority System Revenue	5.000%	1/1/39		4,085	4,678

115

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/40		2,115	2,309
North Texas Tollway Authority System Revenue	5.000%	1/1/40	(4)	640	700
North Texas Tollway Authority System Revenue	5.000%	1/1/42		190	203
North Texas Tollway Authority System Revenue	4.000%	1/1/43		4,120	4,331
North Texas Tollway Authority System Revenue	5.000%	1/1/43		1,675	1,953
North Texas Tollway Authority System Revenue	5.000%	1/1/43		3,410	3,908
North Texas Tollway Authority System Revenue	5.250%	1/1/44		25	25
North Texas Tollway Authority System Revenue	5.000%	1/1/45		835	933
North Texas Tollway Authority System Revenue	5.000%	1/1/48		800	928
North Texas Tollway Authority System Revenue	5.000%	1/1/48		3,290	3,746
North Texas Tollway Authority System Revenue	4.250%	1/1/49		2,000	2,134
Northside Texas Independent School District GO PUT	2.750%	8/1/23		1,320	1,364
Port Authority of Houston TX GO	5.000%	10/1/39		4,315	4,501
Port of Houston Authority of Harris County Texas Tax Revenue	5.000%	10/1/35		135	141
Red River TX Education Finance Corp. Revenue (Texas Christian University Project)	5.000%	3/15/43		85	93
Richardson TX Independent School District GO	5.000%	2/15/25		1,370	1,615
Round Rock TX Independent School District GO	5.250%	8/1/19	(Prere.)	585	590
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	(ETM)	240	246
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20		3,000	3,075
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		1,220	1,291
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		335	365
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		1,360	1,481
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		490	548
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		1,160	1,298
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24		1,820	2,109
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/25		565	672
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27		645	782
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/29		150	181

116

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32		210	246
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39		535	595
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43		115	126
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44		190	211
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48		10,250	11,243
San Antonio TX GO	5.000%	2/1/20		275	282
San Antonio TX Independent School District GO	5.000%	2/15/24		525	604
San Antonio TX Independent School District GO	5.000%	8/15/48		1,975	2,261
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/33		140	146
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/34		70	73
San Antonio TX Water Revenue	5.000%	5/15/26		705	791
San Antonio TX Water Revenue	5.000%	5/15/33		575	681
San Jacinto TX College District	5.000%	2/15/44		11,755	13,973
Socorro TX Independent School District GO	5.000%	8/15/21	(Prere.)	1,075	1,155
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/37		5,640	6,106
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/52		1,955	2,097
Texas GO	5.000%	4/1/20		290	299
Texas GO	5.000%	10/1/20		600	628
Texas GO	5.000%	4/1/21		200	213
Texas GO	5.000%	10/1/22		610	677
Texas GO	5.000%	10/1/25		2,010	2,316
Texas GO	5.000%	10/1/26		125	144
Texas GO	5.000%	4/1/27		210	241
Texas GO	5.000%	10/1/27		305	354
Texas GO	5.000%	10/1/27		1,225	1,455
Texas GO	5.000%	10/1/28		115	131
Texas GO	5.000%	10/1/29		340	418
Texas GO	4.000%	10/1/31		425	459
Texas GO	5.000%	10/1/31		510	619
Texas GO	5.000%	10/1/44		11,470	12,951
Texas Municipal Power Agency Revenue	5.000%	9/1/40		215	223
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39		6,255	6,454
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		4,615	4,877
Texas Private Activity Surface Transportation Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34		255	270
Texas Revenue	4.000%	8/29/19		5,000	5,036
Texas State University System Financing System Revenue	5.000%	3/15/20		170	175
Texas State University System Financing System Revenue	5.000%	3/15/21		210	223
Texas State University System Financing System Revenue	5.000%	3/15/27		1,510	1,851

117

Tax-Exempt Bond Index Fund

		Maturity	Face Amount	Market Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission GO	5.000%	10/1/20	260	272
Texas Transportation Commission GO	5.000%	10/1/21	600	648
Texas Transportation Commission GO	5.000%	4/1/22	105	115
Texas Transportation Commission GO	5.000%	4/1/23	630	709
Texas Transportation Commission GO	5.000%	4/1/24	3,000	3,463
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,402
Texas Transportation Commission GO	5.000%	10/1/25	755	882
Texas Transportation Commission GO	5.000%	4/1/26	2,190	2,520
Texas Transportation Commission GO	5.000%	4/1/26	490	536
Texas Transportation Commission GO	5.000%	10/1/26	815	972
Texas Transportation Commission GO	5.000%	4/1/28	2,250	2,572
Texas Transportation Commission GO	5.000%	4/1/29	200	228
Texas Transportation Commission GO	5.000%	10/1/29	585	690
Texas Transportation Commission GO	5.000%	10/1/30	2,435	2,806
Texas Transportation Commission GO	5.000%	4/1/31	300	341
Texas Transportation Commission GO	5.000%	10/1/31	1,850	2,172
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/23	150	171
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/28	1,790	2,118
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	160	192
Texas Transportation Commission Revenue	5.000%	4/1/20	2,480	2,556
Texas Transportation Commission Revenue	5.000%	10/1/20	500	524
Texas Transportation Commission Revenue	5.000%	4/1/21	2,210	2,351
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,116
Texas Transportation Commission Revenue	5.000%	10/1/21	310	335
Texas Transportation Commission Revenue	5.000%	4/1/22	3,630	3,975
Texas Transportation Commission Revenue	5.000%	10/1/22	890	989
Texas Transportation Commission Revenue	5.000%	4/1/24	1,780	2,056
Texas Transportation Commission Revenue	5.000%	10/1/24	165	193
Texas Transportation Commission Revenue	5.000%	10/1/24	140	164
Texas Transportation Commission Revenue	5.000%	4/1/25	270	312
Texas Transportation Commission Revenue	5.000%	10/1/25	2,420	2,893
Texas Transportation Commission Revenue	5.000%	10/1/25	485	580
Texas Transportation Commission Revenue	5.000%	10/1/26	770	939
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,202
Texas Transportation Commission Revenue	5.000%	4/1/34	100	114
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,107
Texas Transportation Commission Revenue	0.000%	8/1/49	5,750	1,407
Texas Transportation Commission Revenue	0.000%	8/1/50	585	135
Texas Transportation Commission Revenue	0.000%	8/1/51	5,195	1,126
Texas Transportation Commission Revenue	0.000%	8/1/52	5,000	1,023
Texas Transportation Commission Revenue	0.000%	8/1/53	500	97
Texas Transportation Commission Revenue	5.000%	8/1/57	2,000	2,261
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	425	477
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	615	686
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	1,575	1,754
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	875	979
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/42	1,400	1,539

118

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20		2,585	2,656
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	95	89
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/36		725	358
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/37		3,630	1,707
Texas Water Development Board Revenue	5.000%	4/15/25		115	136
Texas Water Development Board Revenue	5.000%	10/15/29		680	809
Texas Water Development Board Revenue	5.000%	10/15/30		195	231
Texas Water Development Board Revenue	5.000%	10/15/31		535	627
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,122
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,116
Texas Water Development Board Revenue	4.000%	10/15/34		1,985	2,207
Texas Water Development Board Revenue	4.000%	10/15/34		1,500	1,678
Texas Water Development Board Revenue	4.000%	10/15/35		4,135	4,592
Texas Water Development Board Revenue	4.000%	10/15/36		2,000	2,213
Texas Water Development Board Revenue	5.000%	10/15/40		4,385	5,047
Texas Water Development Board Revenue	5.000%	10/15/45		440	505
Texas Water Development Board Revenue	5.000%	10/15/47		5,000	5,900
Texas Water Financial Assistance GO	5.000%	8/1/39		100	101
University of Houston Texas Revenue	4.000%	2/15/24		2,245	2,475
University of Houston Texas Revenue	5.000%	2/15/29		2,295	2,719
University of Texas Permanent University Fund Revenue	5.000%	7/1/24		760	884
University of Texas Permanent University Fund Revenue	5.000%	7/1/27		285	330
University of Texas Permanent University Fund Revenue	5.250%	7/1/30		195	256
University of Texas Permanent University Fund Revenue	4.000%	7/1/41		1,280	1,368
University of Texas Permanent University Fund Revenue	5.000%	7/1/41		300	333
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		110	115
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		155	167
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		605	651
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		4,110	4,551
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		305	347
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		140	159
University of Texas System Revenue Financing System Revenue	5.375%	8/15/23		570	657
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		240	280
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,075	2,419
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		6,055	7,226

119

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		595	710
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		380	453
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		2,735	3,336
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		3,150	3,842
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		720	895
University of Texas System Revenue Financing System Revenue	5.000%	8/15/43		905	987
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/21	(Prere.)	795	854
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	1,000	1,068
Ysleta TX Independent School District GO	4.000%	8/15/30		1,950	2,059
Ysleta TX Independent School District GO	5.000%	8/15/45		5,000	5,730
Ysleta TX Independent School District GO	5.000%	8/15/47		1,550	1,791
					536,570
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21		360	385
University of Utah Revenue	5.000%	8/1/23	(Prere.)	565	643
University of Utah Revenue	5.000%	8/1/23	(Prere.)	95	108
University of Utah Revenue	5.000%	8/1/32		40	45
University of Utah Revenue	4.000%	8/1/33		400	442
Utah GO	5.000%	7/1/19		800	805
Utah GO	5.000%	7/1/20		1,400	1,455
Utah GO	5.000%	7/1/21	(Prere.)	250	268
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		160	190
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		340	403
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28		145	171
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30		180	210
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		3,900	4,285
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32		500	323
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		270	306
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38		3,540	4,071
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41		3,765	4,038
					18,148
Vermont (0.0%)
University of Vermont & State Agricultural College GO	4.000%	10/1/40		100	105
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		200	220
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		200	220
					545
Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/22		140	155
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		500	557

120

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20	(Prere.)	3,000	3,093
Fairfax County VA GO	5.000%	10/1/23		800	915
Fairfax County VA GO	4.000%	10/1/27		2,410	2,753
Fairfax County VA Public Improvement GO	5.000%	4/1/21		380	405
Fairfax County VA Public Improvement GO	5.000%	4/1/23		110	124
Fairfax County VA Sewer Revenue	5.000%	7/15/24		500	584
Fairfax VA GO	4.000%	1/15/31		120	126
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/55		2,000	2,142
Loudoun County VA GO	5.000%	11/1/19		100	102
Lynchburg VA GO	4.000%	8/1/29		840	960
Richmond VA GO	3.375%	3/1/41		1,450	1,465
Richmond VA Public Utility Revenue	5.000%	1/15/28		140	168
University of Virginia Revenue	5.000%	8/1/21		1,000	1,076
University of Virginia Revenue	5.000%	6/1/43		400	444
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	(Prere.)	3,610	4,264
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/28		1,295	1,455
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		295	297
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36		2,000	2,167
Virginia Commonwealth Transportation Board Revenue	4.500%	5/15/21	(Prere.)	335	355
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	50	53
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	100	107
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		250	283
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23		410	468
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		1,500	1,818
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		1,375	1,679
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		455	564
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		200	249
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		700	755
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/31		1,030	1,233
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		380	398

121

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		1,785	1,962
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		250	274
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/36		250	273
Virginia Commonwealth Transportation Board Revenue	3.250%	5/15/43		4,000	4,018
Virginia GO	5.000%	6/1/19		200	201
Virginia GO	5.000%	6/1/27		180	214
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	(4)	2,315	2,629
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		2,250	2,621
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25		300	358
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/27		2,130	2,643
Virginia Public School Authority Revenue	5.000%	8/1/19		230	232
Virginia Public School Authority Revenue	5.000%	8/1/22		445	492
Virginia Public School Authority Revenue	5.000%	8/1/23		705	779
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	8/1/22		90	100
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	8/1/25		505	603
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	8/1/26		310	369
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	8/1/27		520	616
Virginia Public School Authority School Technology & Security Notes Revenue	4.000%	8/1/19		1,350	1,358
					50,956
Washington (3.1%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31		1,360	1,594
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32		755	883
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		200	232
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/45		1,400	1,598
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46		1,720	2,377
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/25		640	761
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		525	575
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19		2,315	2,328
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		175	182
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		100	104
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21		315	338

122

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21		1,155	1,238
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		675	723
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		1,050	1,158
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		240	275
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		5,855	6,070
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33		250	301
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		325	378
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		100	119
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		3,100	3,312
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		515	637
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		1,390	1,607
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		865	897
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		480	579
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		290	358
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		1,835	2,223
King County WA GO	4.000%	7/1/30		5,430	6,152
King County WA School District No. 411 GO	4.000%	12/1/31		2,175	2,392
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	95	99
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	30	31
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	35	37
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	30	32
King County WA Sewer Revenue	4.000%	7/1/33		415	452
King County WA Sewer Revenue	5.000%	7/1/39		1,890	2,088
King County WA Sewer Revenue	5.000%	1/1/52		405	431
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/39		1,000	1,149
Pierce County WA Sewer Revenue	4.000%	8/1/42		55	57
Port of Seattle WA Revenue	5.000%	2/1/30		590	692
Port of Seattle WA Revenue	5.000%	8/1/30		6,060	6,612
Port of Seattle WA Revenue	5.000%	8/1/31		5,100	5,551
Port of Seattle WA Revenue	5.000%	6/1/40		700	721
Port of Tacoma WA GO	5.000%	12/1/27		2,000	2,438
Seattle WA GO	4.000%	10/1/27		1,230	1,333
Seattle WA GO	4.000%	12/1/27		1,430	1,554
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20		835	856
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	(Prere.)	15	15
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	270	287
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23		75	77
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47		500	533
Seattle WA Water System Revenue	4.000%	7/1/47		750	799

123

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Spokane WA GO	4.000%	12/1/31		1,475	1,653
Tacoma WA Electric System Revenue	5.000%	1/1/38		4,315	4,752
University of Washington Biomedical Research Properties Lease Revenue	4.000%	1/1/48		230	242
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19	(Prere.)	510	514
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		465	483
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25		100	103
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25		365	401
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		3,300	3,863
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29		200	232
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31		1,750	1,984
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		585	653
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41		3,385	3,581
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19		210	212
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/21		125	135
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		230	255
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		515	570
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/23		340	376
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24		580	640
Washington GO	5.000%	7/1/19		1,000	1,006
Washington GO	5.000%	7/1/19		1,625	1,634
Washington GO	5.000%	1/1/20		185	189
Washington GO	4.000%	2/1/20	(Prere.)	250	255
Washington GO	5.000%	7/1/20		1,250	1,299
Washington GO	5.000%	7/1/20		500	520
Washington GO	5.000%	7/1/20		345	359
Washington GO	5.000%	7/1/20		110	114
Washington GO	5.000%	8/1/20	(Prere.)	1,025	1,068
Washington GO	5.000%	1/1/21		150	158
Washington GO	5.250%	2/1/21	(Prere.)	700	744
Washington GO	5.000%	7/1/21		190	204
Washington GO	5.000%	7/1/21		280	300
Washington GO	5.000%	8/1/21		765	822
Washington GO	5.000%	7/1/22		220	236
Washington GO	5.000%	7/1/22		100	110
Washington GO	5.000%	7/1/23		1,505	1,660
Washington GO	5.000%	7/1/23		435	493
Washington GO	5.000%	7/1/23		1,280	1,451
Washington GO	5.000%	7/1/23		195	221
Washington GO	5.000%	8/1/23		240	273
Washington GO	5.000%	7/1/24		515	599
Washington GO	5.000%	7/1/24		135	149
Washington GO	5.000%	7/1/24		475	553
Washington GO	5.000%	7/1/24		125	145
Washington GO	4.000%	7/1/25		1,455	1,557
Washington GO	5.000%	7/1/25		220	262
Washington GO	5.000%	7/1/25		395	434
Washington GO	5.000%	7/1/25		210	247

124

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
Washington GO	5.000%	8/1/25		150	179
Washington GO	4.000%	7/1/26		360	400
Washington GO	4.000%	7/1/26		475	487
Washington GO	5.000%	7/1/26		150	180
Washington GO	5.000%	8/1/26		1,075	1,309
Washington GO	4.000%	7/1/27		4,170	4,451
Washington GO	5.000%	7/1/28		400	478
Washington GO	5.000%	7/1/28		155	181
Washington GO	3.000%	7/1/29		275	281
Washington GO	5.000%	7/1/30		3,840	4,438
Washington GO	5.000%	8/1/30		2,010	2,403
Washington GO	5.000%	8/1/30		75	84
Washington GO	5.000%	7/1/31		165	190
Washington GO	5.000%	7/1/31		2,000	2,302
Washington GO	5.000%	8/1/31		970	1,086
Washington GO	5.000%	8/1/31		410	488
Washington GO	5.000%	7/1/32		2,760	3,169
Washington GO	5.000%	7/1/32		230	270
Washington GO	5.000%	8/1/32		2,000	2,325
Washington GO	5.000%	7/1/33		300	344
Washington GO	5.000%	7/1/33		1,640	1,918
Washington GO	5.000%	8/1/33		100	116
Washington GO	5.000%	8/1/34		165	184
Washington GO	5.000%	8/1/35		1,430	1,523
Washington GO	5.000%	8/1/36		1,100	1,267
Washington GO	5.000%	8/1/37		1,300	1,493
Washington GO	5.000%	8/1/37		480	560
Washington GO	5.000%	2/1/38		1,000	1,120
Washington GO	5.000%	8/1/38		200	222
Washington GO	5.000%	8/1/39		1,520	1,738
Washington GO	5.000%	8/1/39		500	581
Washington GO	5.000%	8/1/40		675	771
Washington GO	5.000%	8/1/40		2,175	2,522
Washington GO	5.000%	2/1/41		3,000	3,549
Washington State Convention Center Revenue	5.000%	7/1/48		2,500	2,886
Washington State Convention Center Revenue	5.000%	7/1/48		2,500	2,882
Washington State Convention Center Revenue	5.000%	7/1/58		1,425	1,613
Washington State Convention Center Revenue	5.000%	7/1/58		970	1,096
Washington State University General Revenue	5.000%	4/1/40		165	186
					154,218
West Virginia (0.1%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	160	166
West Virginia University Revenue	5.000%	10/1/35		1,000	1,089
West Virginia University Revenue	5.000%	10/1/36		2,825	3,000
					4,255
Wisconsin (1.2%)
University of Kansas Public Finance Authority Revenue (Campus Development Corporation)	5.000%	3/1/29		410	486
University of Kansas Public Finance Authority Revenue (Campus Development Corporation)	5.000%	3/1/35		875	1,014

125

Tax-Exempt Bond Index Fund

		Maturity		Face Amount	Market Value•
	Coupon	Date		($000)	($000)
West De Pere WI School District GO	3.000%	4/1/32		2,885	2,951
Wisconsin Center District Tax revenue	5.250%	12/15/27	(4)	210	248
Wisconsin General Fund Annual Appropriation Revenue	5.750%	5/1/19	(Prere.)	10	10
Wisconsin General Fund Annual Appropriation Revenue	5.750%	5/1/19	(Prere.)	125	125
Wisconsin General Fund Annual Appropriation Revenue	5.750%	5/1/19	(Prere.)	1,250	1,250
Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/21		2,000	2,000
Wisconsin General Fund Annual Appropriation Revenue	5.750%	5/1/29		90	90
Wisconsin GO	5.000%	5/1/19	(2)	175	175
Wisconsin GO	6.000%	5/1/19	(Prere.)	550	550
Wisconsin GO	5.000%	5/1/20		100	103
Wisconsin GO	5.000%	11/1/20		2,325	2,442
Wisconsin GO	5.000%	11/1/20		680	714
Wisconsin GO	5.000%	11/1/20		3,000	3,151
Wisconsin GO	5.000%	5/1/21		160	171
Wisconsin GO	5.000%	11/1/21		100	108
Wisconsin GO	5.000%	5/1/22		6,660	7,311
Wisconsin GO	5.000%	11/1/22		250	271
Wisconsin GO	5.000%	5/1/23	(Prere.)	520	588
Wisconsin GO	5.000%	11/1/23		205	234
Wisconsin GO	5.000%	11/1/23		3,075	3,423
Wisconsin GO	5.000%	5/1/24		2,685	3,030
Wisconsin GO	5.000%	11/1/24		1,185	1,390
Wisconsin GO	5.000%	5/1/25		4,000	4,689
Wisconsin GO	5.000%	5/1/25		90	99
Wisconsin GO	5.000%	11/1/25		1,410	1,693
Wisconsin GO	5.000%	5/1/26		75	88
Wisconsin GO	5.000%	11/1/26		1,555	1,906
Wisconsin GO	5.000%	5/1/27		1,330	1,554
Wisconsin GO	5.000%	5/1/28		4,250	4,955
Wisconsin GO	5.000%	11/1/28		2,000	2,406
Wisconsin GO	5.000%	5/1/29		1,000	1,119
Wisconsin GO	5.000%	11/1/29		200	239
Wisconsin GO	5.000%	5/1/33		1,750	2,003
Wisconsin GO	4.000%	11/1/34		1,000	1,105
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	4.000%	12/1/46		300	313
Wisconsin Public Finance Authority Lease Development Revenue (Central District Development Project)	5.000%	3/1/41		245	276
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/37		670	742
Wisconsin Transportation Revenue	5.000%	7/1/19	(14)	90	90
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	780	862
Wisconsin Transportation Revenue	5.000%	7/1/22		140	154
Wisconsin Transportation Revenue	5.000%	7/1/29		500	576
Wisconsin Transportation Revenue	5.000%	7/1/30		1,900	2,183
					58,887

126

Tax-Exempt Bond Index Fund

			Maturity	Face Amount	Market Value•
		Coupon	Date	($000)	($000)
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities Revenue (Basin Electric Power Cooperative - Dry Fork Station Facilities)		5.750%	7/15/39	250	252
Total Tax-Exempt Municipal Bonds (Cost $4,806,725)					4,906,080

				Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)

3	Vanguard Municipal Cash Management Fund (Cost $62,250)	2.259%		622,457	62,252
	Total Investments (99.3%) (Cost $4,868,975)				4,968,332

Amount ($000)
Other Assets and Liabilities (0.7%)
Other Assets
Investment in Vanguard	237
Receivables for Investment Securities Sold	1,213
Receivables for Accrued Income	60,997
Receivables for Capital Shares Issued	23,707
Other Assets	61
Total Other Assets	86,215
Liabilities
Payables for Investment Securities Purchased	(48,823)
Payables for Capital Shares Redeemed	(250)
Payables for Distributions	(89)
Payables to Vanguard	(273)
Total Liabilities	(49,435)
Net Assets (100%)	5,005,111

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	4,897,825
Total Distributable Earnings (Loss)	107,286
Net Assets	5,005,111

127

Tax-Exempt Bond Index Fund

Amount ($000)
Investor Shares—Net Assets
Applicable to 585,582 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,112
Net Asset Value Per Share—Investor Shares	$10.44

ETF Shares—Net Assets
Applicable to 90,656,784 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,737,871
Net Asset Value Per Share—ETF Shares	$52.26

Admiral Shares—Net Assets
Applicable to 12,511,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	261,128
Net Asset Value Per Share—Admiral Shares	$20.87

•        See Note A in Notes to Financial Statements.

1       Step bond.

2       Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

3       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

128

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

129

Tax-Exempt Bond Index Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Interest[1]	54,995
Total Income	54,995
Expenses
The Vanguard Group—Note B
Investment Advisory Services	323
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	1,102
Management and Administrative—Admiral Shares	79
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	116
Marketing and Distribution—Admiral Shares	8
Custodian Fees	9
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	91
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,734
Net Investment Income	53,261
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	3,505
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	176,323
Net Increase (Decrease) in Net Assets Resulting from Operations	233,089

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $380,000, $5,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2  Includes $2,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

130

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,261	68,495
Realized Net Gain (Loss)	3,505	(7,000)
Change in Unrealized Appreciation (Depreciation)	176,323	(90,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	233,089	(29,454)
Distributions
Net Investment Income
Investor Shares	(64)	(101)
ETF Shares	(48,630)	(59,904)
Admiral Shares	(2,904)	(3,994)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(51,598)	(63,999)
Capital Share Transactions
Investor Shares	533	1,905
ETF Shares	1,057,999	1,711,008
Admiral Shares	51,561	71,556
Net Increase (Decrease) from Capital Share Transactions	1,110,093	1,784,469
Total Increase (Decrease)	1,291,584	1,691,016
Net Assets
Beginning of Period	3,713,527	2,022,511
End of Period	5,005,111	3,713,527

See accompanying Notes, which are an integral part of the Financial Statements.

131

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares

	Six Months Ended April 30,	Year Ended October 31,			Aug. 21, 2015[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.01	$10.32	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	.121 [2]	.223 [2]	.197 [2]	.149	.034
Net Realized and Unrealized Gain (Loss) on Investments[3]	.428	(.317)	(.019)	.280	.048
Total from Investment Operations	.549	(.094)	.178	.429	.082
Distributions
Dividends from Net Investment Income	(.119)	(.216)	(.188)	(.149)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.119)	(.216)	(.188)	(.149)	(.032)
Net Asset Value, End of Period	$10.44	$10.01	$10.32	$10.33	$10.05

Total Return[4]	5.51%	-0.93%	1.76%	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$5	$4	$2	$5
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.39%	2.19%	1.94%	1.61%	1.88%[5]
Portfolio Turnover Rate[6]	20%	22%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Includes increases from purchase fees of $.00, $.00, $.01, $.00, and $.06.

4   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5   Annualized.

6   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

132

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares

	Six Months Ended April 30,	Year Ended October 31,			Aug. 21, 2015[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$50.12	$51.65	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	.630 [2]	1.161 [2]	1.045 [2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments[3]	2.131	(1.595)	(.090)	1.343	.255
Total from Investment Operations	2.761	(.434)	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(.621)	(1.096)	(.975)	(.813)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.621)	(1.096)	(.975)	(.813)	(.095)
Net Asset Value, End of Period	$52.26	$50.12	$51.65	$51.67	$50.33

Total Return	5.55%	-0.85%	1.89%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,738	$3,509	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.28%	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate[5]	20%	22%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from purchase fees of $.00, $.00, $.02, $.02, and $.00.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

133

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months Ended April 30,	Year Ended October 31,			Aug. 25, 2015[1] to Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.01	$20.63	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	.251 [2]	.461 [2]	.415 [2]	.324	.066
Net Realized and Unrealized Gain (Loss) on Investments[3]	.855	(.633)	(.039)	.550	.120
Total from Investment Operations	1.106	(.172)	.376	.874	.186
Distributions
Dividends from Net Investment Income	(.246)	(.448)	(.396)	(.324)	(.066)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.246)	(.448)	(.396)	(.324)	(.066)
Net Asset Value, End of Period	$20.87	$20.01	$20.63	$20.65	$20.10

Total Return[4]	5.55%	-0.84%	1.86%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$200	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.27%	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate[6]	20%	22%	18%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Inception.

2  Calculation based on average shares outstanding.

3  Includes increases from purchase fees of $.00, $.00, $.01, $.01, and $.00.

4  Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

134

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5.  Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

135

Tax-Exempt Bond Index Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $237,000, representing 0.00% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,906,080	—
Temporary Cash Investments	62,252	—	—
Total	62,252	4,906,080	—

136

Tax-Exempt Bond Index Fund

D. As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	4,868,975
Gross Unrealized Appreciation	101,815
Gross Unrealized Depreciation	(2,458)
Net Unrealized Appreciation (Depreciation)	99,357

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $4,798,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended April 30, 2019, the fund purchased $1,557,831,000 of investment securities and sold $438,273,000 of investment securities, other than temporary cash investments. Purchases and sales include $977,001,000 and $10,201,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	1,699	166	4,953	485
Issued in Lieu of Cash Distributions	54	5	86	8
Redeemed	(1,220)	(120)	(3,134)	(306)
Net Increase (Decrease)—Investor Shares	533	51	1,905	187
ETF Shares
Issued[1]	1,068,219	20,852	1,826,481	35,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,220)	(200)	(115,473)	(2,300)
Net Increase (Decrease)—ETF Shares	1,057,999	20,652	1,711,008	33,504
Admiral Shares
Issued[1]	87,000	4,267	118,420	5,798
Issued in Lieu of Cash Distributions	2,393	116	3,218	159
Redeemed	(37,832)	(1,850)	(50,082)	(2,465)
Net Increase (Decrease)—Admiral Shares	51,561	2,533	71,556	3,492

1   Includes purchase fees for fiscal 2019 and 2018 of $220,000 and $306,000, respectively (fund totals).

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

137

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

138

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

139

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q14912 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.